UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07538

LORD ABBETT SECURITIES TRUST

(Exact name of Registrant as specified in charter)

30 Hudson Street, Jersey City, New Jersey 07302-4804

(Address of principal executive offices) (Zip code)

Randolph A. Stuzin, Esq.

Vice President and Assistant Secretary

30 Hudson Street, Jersey City, New Jersey 07302-4804

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888) 522-2388

Date of fiscal year end: 10/31

Date of reporting period: 10/31/2024

Item 1:	Report(s) to Shareholders.

Class A

LGCAX

Lord Abbett Global Equity Fund

Annual Shareholder Report

October 31, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Global Equity Fund for the period of November 1, 2023 to October 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$106	0.90%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Fund returned 34.62%, reflecting performance at the net asset value (NAV) of Class A shares, compared to the 32.79%  return of the Fund's broad-based market index, MSCI ACWI Net Index.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy, leading the market to adjust its expectations of future interest rate cuts by global central banks. Negative factors, specifically in the beginning of the period, included stronger-than-expected gross domestic product growth, resilient labor market data, and persistently high inflation readings that led to a more prolonged interest rate environment. Against this backdrop, global equity markets delivered strong returns.

Top contributors to performance: Security selection within the Communication Services sector contributed to relative performance, led by an overweight allocation to Meta Platforms, Inc. Security selection within the Financials sector also contributed to relative performance, led by an overweight allocation BAWAG Group AG.

Top detractors from performance: Security selection within the Health Care sector detracted from relative performance, led by an overweight allocation to UnitedHealth Group, Inc. Security selection within the Information Technology sector also detracted from relative performance, led by an overweight allocation to Samsung Electronics Co. Ltd.

Fund Performance

Total Return Based on $10,000 Investment

	Class A with load	MSCI ACWI Net Index	MSCI ACWI GR USD
1/18/2017	$9,425	$10,000	$10,000
1/31/2017	$9,463	$10,049	$10,050
2/28/2017	$9,632	$10,331	$10,336
3/31/2017	$9,717	$10,457	$10,469
4/30/2017	$9,934	$10,620	$10,637
5/31/2017	$10,160	$10,855	$10,882
6/30/2017	$10,170	$10,904	$10,936
7/31/2017	$10,434	$11,209	$11,245
8/31/2017	$10,518	$11,252	$11,294
9/30/2017	$10,688	$11,469	$11,516
10/31/2017	$10,914	$11,707	$11,758
11/30/2017	$11,140	$11,934	$11,991
12/31/2017	$11,239	$12,126	$12,188
1/31/2018	$11,986	$12,811	$12,879
2/28/2018	$11,498	$12,272	$12,343
3/31/2018	$11,398	$12,010	$12,086
4/30/2018	$11,458	$12,125	$12,208
5/31/2018	$11,468	$12,140	$12,234
6/30/2018	$11,368	$12,074	$12,172
7/31/2018	$11,647	$12,438	$12,543
8/31/2018	$11,807	$12,536	$12,648
9/30/2018	$11,876	$12,591	$12,708
10/31/2018	$10,890	$11,647	$11,758
11/30/2018	$11,000	$11,817	$11,936
12/31/2018	$10,175	$10,985	$11,100
1/31/2019	$10,992	$11,852	$11,980
2/28/2019	$11,338	$12,169	$12,306
3/31/2019	$11,485	$12,322	$12,468
4/30/2019	$11,820	$12,738	$12,896
5/31/2019	$11,097	$11,983	$12,142
6/30/2019	$11,768	$12,767	$12,942
7/31/2019	$11,768	$12,805	$12,985
8/31/2019	$11,537	$12,501	$12,683
9/30/2019	$11,757	$12,764	$12,955
10/31/2019	$12,071	$13,113	$13,313
11/30/2019	$12,417	$13,433	$13,644
12/31/2019	$12,843	$13,906	$14,130
1/31/2020	$12,663	$13,753	$13,977
2/29/2020	$11,900	$12,642	$12,854
3/31/2020	$10,045	$10,935	$11,126
4/30/2020	$11,137	$12,107	$12,324
5/31/2020	$11,709	$12,633	$12,867
6/30/2020	$12,239	$13,037	$13,284
7/31/2020	$12,981	$13,726	$13,992
8/31/2020	$13,701	$14,567	$14,854
9/30/2020	$13,362	$14,097	$14,380
10/31/2020	$13,341	$13,754	$14,034
11/30/2020	$15,057	$15,449	$15,769
12/31/2020	$15,870	$16,167	$16,507
1/31/2021	$15,659	$16,093	$16,436
2/28/2021	$16,459	$16,466	$16,822
3/31/2021	$16,615	$16,906	$17,280
4/30/2021	$17,493	$17,645	$18,043
5/31/2021	$17,737	$17,920	$18,333
6/30/2021	$17,837	$18,156	$18,581
7/31/2021	$17,826	$18,281	$18,714
8/31/2021	$18,282	$18,738	$19,188
9/30/2021	$17,337	$17,965	$18,404
10/31/2021	$18,460	$18,881	$19,348
11/30/2021	$18,026	$18,427	$18,888
12/31/2021	$18,712	$19,164	$19,650
1/31/2022	$17,599	$18,223	$18,688
2/28/2022	$17,017	$17,752	$18,211
3/31/2022	$17,392	$18,137	$18,616
4/30/2022	$15,904	$16,685	$17,133
5/31/2022	$15,930	$16,705	$17,165
6/30/2022	$14,675	$15,296	$15,725
7/31/2022	$15,813	$16,364	$16,829
8/31/2022	$15,231	$15,762	$16,216
9/30/2022	$14,002	$14,253	$14,671
10/31/2022	$14,713	$15,113	$15,560
11/30/2022	$15,878	$16,285	$16,774
12/31/2022	$15,152	$15,645	$16,120
1/31/2023	$16,285	$16,766	$17,280
2/28/2023	$15,712	$16,285	$16,791
3/31/2023	$16,181	$16,787	$17,320
4/30/2023	$16,351	$17,029	$17,577
5/31/2023	$16,090	$16,846	$17,401
6/30/2023	$17,054	$17,825	$18,419
7/31/2023	$17,784	$18,477	$19,099
8/31/2023	$17,289	$17,961	$18,573
9/30/2023	$16,507	$17,218	$17,812
10/31/2023	$16,181	$16,700	$17,280
11/30/2023	$17,797	$18,242	$18,883
12/31/2023	$18,669	$19,118	$19,797
1/31/2024	$19,037	$19,230	$19,917
2/29/2024	$19,996	$20,055	$20,779
3/31/2024	$20,679	$20,685	$21,443
4/30/2024	$19,786	$20,002	$20,745
5/31/2024	$20,876	$20,815	$21,601
6/30/2024	$21,152	$21,278	$22,089
7/31/2024	$21,533	$21,622	$22,452
8/31/2024	$21,875	$22,171	$23,030
9/30/2024	$22,085	$22,686	$23,573
10/31/2024	$21,783	$22,177	$23,052

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 1/18/17
Class A at NAV	34.62%	12.53%	11.36%
Class A with sales charge	26.85%	11.21%	10.52%
MSCI ACWI Net IndexFootnote Reference*	32.79%	11.08%	10.77%
MSCI ACWI GR USD	33.40%	11.61%	11.33%
Footnote	Description
Footnote*	The Fund has adopted the MSCI ACWI Net Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of October 31, 2024)

Total Net Assets	$57,841,931
# of Portfolio Holdings	90
Portfolio Turnover Rate	41%
Total Advisory Fees Paid	$0

What did the Fund invest in?

(as of October 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	12.37%
Consumer Discretionary	11.49%
Consumer Staples	5.34%
Energy	2.75%
Financials	15.97%
Health Care	8.69%
Industrials	12.01%
Information Technology	20.03%
Materials	2.22%
Real Estate	0.75%
Utilities	1.94%
Repurchase Agreements	5.56%
Money Market FundsFootnote Reference(a)	0.79%
Time DepositsFootnote Reference(a)	0.09%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class A

LGCAX

Lord Abbett Global Equity Fund

Annual Shareholder Report

October 31, 2024

lordabbett.com/FundDocuments

TSR-A-8810-A

12/24

Class C

LGCCX

Lord Abbett Global Equity Fund

Annual Shareholder Report

October 31, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Global Equity Fund for the period of November 1, 2023 to October 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$193	1.65%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Fund returned 33.62%, reflecting performance at the net asset value (NAV) of Class C shares, compared to the 32.79%  return of the Fund's broad-based market index, MSCI ACWI Net Index.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy, leading the market to adjust its expectations of future interest rate cuts by global central banks. Negative factors, specifically in the beginning of the period, included stronger-than-expected gross domestic product growth, resilient labor market data, and persistently high inflation readings that led to a more prolonged interest rate environment. Against this backdrop, global equity markets delivered strong returns.

Top contributors to performance: Security selection within the Communication Services sector contributed to relative performance, led by an overweight allocation to Meta Platforms, Inc. Security selection within the Financials sector also contributed to relative performance, led by an overweight allocation BAWAG Group AG.

Top detractors from performance: Security selection within the Health Care sector detracted from relative performance, led by an overweight allocation to UnitedHealth Group, Inc. Security selection within the Information Technology sector also detracted from relative performance, led by an overweight allocation to Samsung Electronics Co. Ltd.

Fund Performance

Total Return Based on $10,000 Investment

	Class C with load	MSCI ACWI Net Index	MSCI ACWI GR USD
1/18/2017	$10,000	$10,000	$10,000
1/31/2017	$10,040	$10,049	$10,050
2/28/2017	$10,210	$10,331	$10,336
3/31/2017	$10,300	$10,457	$10,469
4/30/2017	$10,520	$10,620	$10,637
5/31/2017	$10,750	$10,855	$10,882
6/30/2017	$10,760	$10,904	$10,936
7/31/2017	$11,030	$11,209	$11,245
8/31/2017	$11,110	$11,252	$11,294
9/30/2017	$11,280	$11,469	$11,516
10/31/2017	$11,520	$11,707	$11,758
11/30/2017	$11,740	$11,934	$11,991
12/31/2017	$11,840	$12,126	$12,188
1/31/2018	$12,620	$12,811	$12,879
2/28/2018	$12,093	$12,272	$12,343
3/31/2018	$11,987	$12,010	$12,086
4/30/2018	$12,050	$12,125	$12,208
5/31/2018	$12,050	$12,140	$12,234
6/30/2018	$11,934	$12,074	$12,172
7/31/2018	$12,219	$12,438	$12,543
8/31/2018	$12,377	$12,536	$12,648
9/30/2018	$12,440	$12,591	$12,708
10/31/2018	$11,397	$11,647	$11,758
11/30/2018	$11,502	$11,817	$11,936
12/31/2018	$10,637	$10,985	$11,100
1/31/2019	$11,496	$11,852	$11,980
2/28/2019	$11,837	$12,169	$12,306
3/31/2019	$11,991	$12,322	$12,468
4/30/2019	$12,332	$12,738	$12,896
5/31/2019	$11,573	$11,983	$12,142
6/30/2019	$12,255	$12,767	$12,942
7/31/2019	$12,255	$12,805	$12,985
8/31/2019	$12,013	$12,501	$12,683
9/30/2019	$12,222	$12,764	$12,955
10/31/2019	$12,542	$13,113	$13,313
11/30/2019	$12,894	$13,433	$13,644
12/31/2019	$13,334	$13,906	$14,130
1/31/2020	$13,135	$13,753	$13,977
2/29/2020	$12,340	$12,642	$12,854
3/31/2020	$10,406	$10,935	$11,126
4/30/2020	$11,533	$12,107	$12,324
5/31/2020	$12,119	$12,633	$12,867
6/30/2020	$12,660	$13,037	$13,284
7/31/2020	$13,411	$13,726	$13,992
8/31/2020	$14,151	$14,567	$14,854
9/30/2020	$13,798	$14,097	$14,380
10/31/2020	$13,765	$13,754	$14,034
11/30/2020	$15,521	$15,449	$15,769
12/31/2020	$16,350	$16,167	$16,507
1/31/2021	$16,131	$16,093	$16,436
2/28/2021	$16,937	$16,466	$16,822
3/31/2021	$17,087	$16,906	$17,280
4/30/2021	$17,985	$17,645	$18,043
5/31/2021	$18,215	$17,920	$18,333
6/30/2021	$18,308	$18,156	$18,581
7/31/2021	$18,285	$18,281	$18,714
8/31/2021	$18,745	$18,738	$19,188
9/30/2021	$17,766	$17,965	$18,404
10/31/2021	$18,895	$18,881	$19,348
11/30/2021	$18,457	$18,427	$18,888
12/31/2021	$19,136	$19,164	$19,650
1/31/2022	$17,990	$18,223	$18,688
2/28/2022	$17,377	$17,752	$18,211
3/31/2022	$17,750	$18,137	$18,616
4/30/2022	$16,217	$16,685	$17,133
5/31/2022	$16,244	$16,705	$17,165
6/30/2022	$14,951	$15,296	$15,725
7/31/2022	$16,097	$16,364	$16,829
8/31/2022	$15,498	$15,762	$16,216
9/30/2022	$14,232	$14,253	$14,671
10/31/2022	$14,951	$15,113	$15,560
11/30/2022	$16,124	$16,285	$16,774
12/31/2022	$15,364	$15,645	$16,120
1/31/2023	$16,510	$16,766	$17,280
2/28/2023	$15,924	$16,285	$16,791
3/31/2023	$16,391	$16,787	$17,320
4/30/2023	$16,550	$17,029	$17,577
5/31/2023	$16,271	$16,846	$17,401
6/30/2023	$17,230	$17,825	$18,419
7/31/2023	$17,963	$18,477	$19,099
8/31/2023	$17,457	$17,961	$18,573
9/30/2023	$16,657	$17,218	$17,812
10/31/2023	$16,311	$16,700	$17,280
11/30/2023	$17,936	$18,242	$18,883
12/31/2023	$18,803	$19,118	$19,797
1/31/2024	$19,163	$19,230	$19,917
2/29/2024	$20,112	$20,055	$20,779
3/31/2024	$20,779	$20,685	$21,443
4/30/2024	$19,871	$20,002	$20,745
5/31/2024	$20,953	$20,815	$21,601
6/30/2024	$21,220	$21,278	$22,089
7/31/2024	$21,594	$21,622	$22,452
8/31/2024	$21,914	$22,171	$23,030
9/30/2024	$22,115	$22,686	$23,573
10/31/2024	$21,794	$22,177	$23,052

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 1/18/17
Class C at NAV	33.62%	11.69%	10.53%
Class C with sales charge	32.62%	11.69%	10.53%
MSCI ACWI Net IndexFootnote Reference*	32.79%	11.08%	10.77%
MSCI ACWI GR USD	33.40%	11.61%	11.33%
Footnote	Description
Footnote*	The Fund has adopted the MSCI ACWI Net Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of October 31, 2024)

Total Net Assets	$57,841,931
# of Portfolio Holdings	90
Portfolio Turnover Rate	41%
Total Advisory Fees Paid	$0

What did the Fund invest in?

(as of October 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	12.37%
Consumer Discretionary	11.49%
Consumer Staples	5.34%
Energy	2.75%
Financials	15.97%
Health Care	8.69%
Industrials	12.01%
Information Technology	20.03%
Materials	2.22%
Real Estate	0.75%
Utilities	1.94%
Repurchase Agreements	5.56%
Money Market FundsFootnote Reference(a)	0.79%
Time DepositsFootnote Reference(a)	0.09%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class C

LGCCX

Lord Abbett Global Equity Fund

Annual Shareholder Report

October 31, 2024

lordabbett.com/FundDocuments

TSR-A-8811-C

12/24

Class F

LGCFX

Lord Abbett Global Equity Fund

Annual Shareholder Report

October 31, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Global Equity Fund for the period of November 1, 2023 to October 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$88	0.75%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Fund returned 34.83%, reflecting performance at the net asset value (NAV) of Class F shares, compared to the 32.79%  return of the Fund's broad-based market index, MSCI ACWI Net Index.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy, leading the market to adjust its expectations of future interest rate cuts by global central banks. Negative factors, specifically in the beginning of the period, included stronger-than-expected gross domestic product growth, resilient labor market data, and persistently high inflation readings that led to a more prolonged interest rate environment. Against this backdrop, global equity markets delivered strong returns.

Top contributors to performance: Security selection within the Communication Services sector contributed to relative performance, led by an overweight allocation to Meta Platforms, Inc. Security selection within the Financials sector also contributed to relative performance, led by an overweight allocation BAWAG Group AG.

Top detractors from performance: Security selection within the Health Care sector detracted from relative performance, led by an overweight allocation to UnitedHealth Group, Inc. Security selection within the Information Technology sector also detracted from relative performance, led by an overweight allocation to Samsung Electronics Co. Ltd.

Fund Performance

Total Return Based on $10,000 Investment

	Class F	MSCI ACWI Net Index	MSCI ACWI GR USD
1/18/2017	$10,000	$10,000	$10,000
1/31/2017	$10,040	$10,049	$10,050
2/28/2017	$10,220	$10,331	$10,336
3/31/2017	$10,320	$10,457	$10,469
4/30/2017	$10,550	$10,620	$10,637
5/31/2017	$10,790	$10,855	$10,882
6/30/2017	$10,800	$10,904	$10,936
7/31/2017	$11,080	$11,209	$11,245
8/31/2017	$11,170	$11,252	$11,294
9/30/2017	$11,350	$11,469	$11,516
10/31/2017	$11,600	$11,707	$11,758
11/30/2017	$11,830	$11,934	$11,991
12/31/2017	$11,949	$12,126	$12,188
1/31/2018	$12,742	$12,811	$12,879
2/28/2018	$12,213	$12,272	$12,343
3/31/2018	$12,118	$12,010	$12,086
4/30/2018	$12,181	$12,125	$12,208
5/31/2018	$12,192	$12,140	$12,234
6/30/2018	$12,086	$12,074	$12,172
7/31/2018	$12,382	$12,438	$12,543
8/31/2018	$12,562	$12,536	$12,648
9/30/2018	$12,636	$12,591	$12,708
10/31/2018	$11,578	$11,647	$11,758
11/30/2018	$11,695	$11,817	$11,936
12/31/2018	$10,832	$10,985	$11,100
1/31/2019	$11,701	$11,852	$11,980
2/28/2019	$12,069	$12,169	$12,306
3/31/2019	$12,225	$12,322	$12,468
4/30/2019	$12,592	$12,738	$12,896
5/31/2019	$11,812	$11,983	$12,142
6/30/2019	$12,525	$12,767	$12,942
7/31/2019	$12,525	$12,805	$12,985
8/31/2019	$12,291	$12,501	$12,683
9/30/2019	$12,525	$12,764	$12,955
10/31/2019	$12,860	$13,113	$13,313
11/30/2019	$13,227	$13,433	$13,644
12/31/2019	$13,698	$13,906	$14,130
1/31/2020	$13,495	$13,753	$13,977
2/29/2020	$12,694	$12,642	$12,854
3/31/2020	$10,708	$10,935	$11,126
4/30/2020	$11,881	$12,107	$12,324
5/31/2020	$12,491	$12,633	$12,867
6/30/2020	$13,055	$13,037	$13,284
7/31/2020	$13,845	$13,726	$13,992
8/31/2020	$14,623	$14,567	$14,854
9/30/2020	$14,262	$14,097	$14,380
10/31/2020	$14,240	$13,754	$14,034
11/30/2020	$16,068	$15,449	$15,769
12/31/2020	$16,937	$16,167	$16,507
1/31/2021	$16,724	$16,093	$16,436
2/28/2021	$17,577	$16,466	$16,822
3/31/2021	$17,743	$16,906	$17,280
4/30/2021	$18,691	$17,645	$18,043
5/31/2021	$18,952	$17,920	$18,333
6/30/2021	$19,058	$18,156	$18,581
7/31/2021	$19,047	$18,281	$18,714
8/31/2021	$19,544	$18,738	$19,188
9/30/2021	$18,537	$17,965	$18,404
10/31/2021	$19,734	$18,881	$19,348
11/30/2021	$19,284	$18,427	$18,888
12/31/2021	$20,004	$19,164	$19,650
1/31/2022	$18,816	$18,223	$18,688
2/28/2022	$18,195	$17,752	$18,211
3/31/2022	$18,595	$18,137	$18,616
4/30/2022	$17,006	$16,685	$17,133
5/31/2022	$17,034	$16,705	$17,165
6/30/2022	$15,694	$15,296	$15,725
7/31/2022	$16,924	$16,364	$16,829
8/31/2022	$16,302	$15,762	$16,216
9/30/2022	$14,976	$14,253	$14,671
10/31/2022	$15,735	$15,113	$15,560
11/30/2022	$16,993	$16,285	$16,774
12/31/2022	$16,207	$15,645	$16,120
1/31/2023	$17,432	$16,766	$17,280
2/28/2023	$16,819	$16,285	$16,791
3/31/2023	$17,321	$16,787	$17,320
4/30/2023	$17,502	$17,029	$17,577
5/31/2023	$17,223	$16,846	$17,401
6/30/2023	$18,254	$17,825	$18,419
7/31/2023	$19,047	$18,477	$19,099
8/31/2023	$18,532	$17,961	$18,573
9/30/2023	$17,683	$17,218	$17,812
10/31/2023	$17,335	$16,700	$17,280
11/30/2023	$19,075	$18,242	$18,883
12/31/2023	$20,014	$19,118	$19,797
1/31/2024	$20,407	$19,230	$19,917
2/29/2024	$21,447	$20,055	$20,779
3/31/2024	$22,164	$20,685	$21,443
4/30/2024	$21,223	$20,002	$20,745
5/31/2024	$22,389	$20,815	$21,601
6/30/2024	$22,698	$21,278	$22,089
7/31/2024	$23,092	$21,622	$22,452
8/31/2024	$23,457	$22,171	$23,030
9/30/2024	$23,696	$22,686	$23,573
10/31/2024	$23,373	$22,177	$23,052

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 1/18/17
Class F at NAV	34.83%	12.69%	11.52%
MSCI ACWI Net IndexFootnote Reference*	32.79%	11.08%	10.77%
MSCI ACWI GR USD	33.40%	11.61%	11.33%
Footnote	Description
Footnote*	The Fund has adopted the MSCI ACWI Net Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of October 31, 2024)

Total Net Assets	$57,841,931
# of Portfolio Holdings	90
Portfolio Turnover Rate	41%
Total Advisory Fees Paid	$0

What did the Fund invest in?

(as of October 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	12.37%
Consumer Discretionary	11.49%
Consumer Staples	5.34%
Energy	2.75%
Financials	15.97%
Health Care	8.69%
Industrials	12.01%
Information Technology	20.03%
Materials	2.22%
Real Estate	0.75%
Utilities	1.94%
Repurchase Agreements	5.56%
Money Market FundsFootnote Reference(a)	0.79%
Time DepositsFootnote Reference(a)	0.09%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class F

LGCFX

Lord Abbett Global Equity Fund

Annual Shareholder Report

October 31, 2024

lordabbett.com/FundDocuments

TSR-A-8812-F

12/24

Class F3

LGCOX

Lord Abbett Global Equity Fund

Annual Shareholder Report

October 31, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Global Equity Fund for the period of November 1, 2023 to October 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$62	0.53%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Fund returned 35.07%, reflecting performance at the net asset value (NAV) of Class F3 shares, compared to the 32.79%  return of the Fund's broad-based market index, MSCI ACWI Net Index.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy, leading the market to adjust its expectations of future interest rate cuts by global central banks. Negative factors, specifically in the beginning of the period, included stronger-than-expected gross domestic product growth, resilient labor market data, and persistently high inflation readings that led to a more prolonged interest rate environment. Against this backdrop, global equity markets delivered strong returns.

Top contributors to performance: Security selection within the Communication Services sector contributed to relative performance, led by an overweight allocation to Meta Platforms, Inc. Security selection within the Financials sector also contributed to relative performance, led by an overweight allocation BAWAG Group AG.

Top detractors from performance: Security selection within the Health Care sector detracted from relative performance, led by an overweight allocation to UnitedHealth Group, Inc. Security selection within the Information Technology sector also detracted from relative performance, led by an overweight allocation to Samsung Electronics Co. Ltd.

Fund Performance

Total Return Based on $10,000 Investment

	Class F3	MSCI ACWI Net Index	MSCI ACWI GR USD
4/4/2017	$10,000	$10,000	$10,000
4/30/2017	$10,272	$10,165	$10,169
5/31/2017	$10,506	$10,389	$10,403
6/30/2017	$10,516	$10,437	$10,454
7/31/2017	$10,798	$10,728	$10,750
8/31/2017	$10,875	$10,769	$10,797
9/30/2017	$11,051	$10,977	$11,009
10/31/2017	$11,294	$11,205	$11,240
11/30/2017	$11,527	$11,422	$11,463
12/31/2017	$11,635	$11,606	$11,652
1/31/2018	$12,418	$12,261	$12,312
2/28/2018	$11,913	$11,746	$11,799
3/31/2018	$11,810	$11,495	$11,554
4/30/2018	$11,882	$11,604	$11,671
5/31/2018	$11,892	$11,619	$11,695
6/30/2018	$11,789	$11,556	$11,637
7/31/2018	$12,078	$11,904	$11,991
8/31/2018	$12,253	$11,998	$12,091
9/30/2018	$12,325	$12,050	$12,148
10/31/2018	$11,295	$11,147	$11,241
11/30/2018	$11,418	$11,310	$11,410
12/31/2018	$10,563	$10,513	$10,611
1/31/2019	$11,421	$11,344	$11,453
2/28/2019	$11,780	$11,647	$11,764
3/31/2019	$11,932	$11,793	$11,919
4/30/2019	$12,290	$12,192	$12,328
5/31/2019	$11,541	$11,469	$11,607
6/30/2019	$12,236	$12,220	$12,372
7/31/2019	$12,236	$12,255	$12,413
8/31/2019	$12,008	$11,965	$12,124
9/30/2019	$12,225	$12,216	$12,385
10/31/2019	$12,562	$12,551	$12,727
11/30/2019	$12,921	$12,857	$13,043
12/31/2019	$13,376	$13,310	$13,508
1/31/2020	$13,189	$13,163	$13,362
2/29/2020	$12,395	$12,100	$12,288
3/31/2020	$10,467	$10,466	$10,636
4/30/2020	$11,613	$11,587	$11,781
5/31/2020	$12,208	$12,091	$12,301
6/30/2020	$12,759	$12,477	$12,699
7/31/2020	$13,530	$13,138	$13,376
8/31/2020	$14,290	$13,942	$14,200
9/30/2020	$13,938	$13,492	$13,747
10/31/2020	$13,916	$13,164	$13,416
11/30/2020	$15,712	$14,787	$15,075
12/31/2020	$16,571	$15,473	$15,780
1/31/2021	$16,350	$15,403	$15,712
2/28/2021	$17,196	$15,760	$16,081
3/31/2021	$17,370	$16,181	$16,519
4/30/2021	$18,286	$16,888	$17,248
5/31/2021	$18,552	$17,151	$17,526
6/30/2021	$18,656	$17,377	$17,763
7/31/2021	$18,645	$17,497	$17,890
8/31/2021	$19,131	$17,935	$18,344
9/30/2021	$18,158	$17,194	$17,594
10/31/2021	$19,328	$18,071	$18,496
11/30/2021	$18,888	$17,636	$18,056
12/31/2021	$19,586	$18,342	$18,785
1/31/2022	$18,423	$17,441	$17,865
2/28/2022	$17,814	$16,990	$17,409
3/31/2022	$18,220	$17,358	$17,797
4/30/2022	$16,664	$15,969	$16,379
5/31/2022	$16,705	$15,988	$16,410
6/30/2022	$15,379	$14,640	$15,033
7/31/2022	$16,583	$15,662	$16,088
8/31/2022	$15,974	$15,086	$15,502
9/30/2022	$14,689	$13,642	$14,025
10/31/2022	$15,433	$14,465	$14,875
11/30/2022	$16,664	$15,587	$16,035
12/31/2022	$15,902	$14,973	$15,411
1/31/2023	$17,104	$16,047	$16,519
2/28/2023	$16,503	$15,587	$16,051
3/31/2023	$17,008	$16,067	$16,558
4/30/2023	$17,186	$16,298	$16,803
5/31/2023	$16,912	$16,124	$16,635
6/30/2023	$17,923	$17,060	$17,609
7/31/2023	$18,716	$17,684	$18,258
8/31/2023	$18,197	$17,190	$17,756
9/30/2023	$17,377	$16,479	$17,028
10/31/2023	$17,035	$15,984	$16,519
11/30/2023	$18,743	$17,459	$18,052
12/31/2023	$19,667	$18,298	$18,925
1/31/2024	$20,067	$18,405	$19,040
2/29/2024	$21,075	$19,195	$19,865
3/31/2024	$21,794	$19,798	$20,499
4/30/2024	$20,868	$19,144	$19,832
5/31/2024	$22,014	$19,922	$20,650
6/30/2024	$22,318	$20,365	$21,117
7/31/2024	$22,733	$20,694	$21,463
8/31/2024	$23,092	$21,220	$22,016
9/30/2024	$23,327	$21,712	$22,536
10/31/2024	$23,009	$21,225	$22,037

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 4/4/17
Class F3 at NAV	35.07%	12.87%	11.63%
MSCI ACWI Net IndexFootnote Reference*	32.79%	11.08%	10.45%
MSCI ACWI GR USD	33.40%	11.61%	10.99%
Footnote	Description
Footnote*	The Fund has adopted the MSCI ACWI Net Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of October 31, 2024)

Total Net Assets	$57,841,931
# of Portfolio Holdings	90
Portfolio Turnover Rate	41%
Total Advisory Fees Paid	$0

What did the Fund invest in?

(as of October 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	12.37%
Consumer Discretionary	11.49%
Consumer Staples	5.34%
Energy	2.75%
Financials	15.97%
Health Care	8.69%
Industrials	12.01%
Information Technology	20.03%
Materials	2.22%
Real Estate	0.75%
Utilities	1.94%
Repurchase Agreements	5.56%
Money Market FundsFootnote Reference(a)	0.79%
Time DepositsFootnote Reference(a)	0.09%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

This is a summary of certain changes of the Fund since October 31, 2024. For more information contact 888-522-2388.

As of March 1, 2024, the expense limitation on total net annual operating expenses decreased from 0.58% to 0.51% as part of the annual review of transfer agency expenses.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class F3

LGCOX

Lord Abbett Global Equity Fund

Annual Shareholder Report

October 31, 2024

lordabbett.com/FundDocuments

TSR-A-8994-F3

12/24

Class I

LGCYX

Lord Abbett Global Equity Fund

Annual Shareholder Report

October 31, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Global Equity Fund for the period of November 1, 2023 to October 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$76	0.65%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Fund returned 35.00%, reflecting performance at the net asset value (NAV) of Class I shares, compared to the 32.79%  return of the Fund's broad-based market index, MSCI ACWI Net Index.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy, leading the market to adjust its expectations of future interest rate cuts by global central banks. Negative factors, specifically in the beginning of the period, included stronger-than-expected gross domestic product growth, resilient labor market data, and persistently high inflation readings that led to a more prolonged interest rate environment. Against this backdrop, global equity markets delivered strong returns.

Top contributors to performance: Security selection within the Communication Services sector contributed to relative performance, led by an overweight allocation to Meta Platforms, Inc. Security selection within the Financials sector also contributed to relative performance, led by an overweight allocation BAWAG Group AG.

Top detractors from performance: Security selection within the Health Care sector detracted from relative performance, led by an overweight allocation to UnitedHealth Group, Inc. Security selection within the Information Technology sector also detracted from relative performance, led by an overweight allocation to Samsung Electronics Co. Ltd.

Fund Performance

Total Return Based on $10,000 Investment

	Class I	MSCI ACWI Net Index	MSCI ACWI GR USD
1/18/2017	$10,000	$10,000	$10,000
1/31/2017	$10,040	$10,049	$10,050
2/28/2017	$10,220	$10,331	$10,336
3/31/2017	$10,320	$10,457	$10,469
4/30/2017	$10,550	$10,620	$10,637
5/31/2017	$10,790	$10,855	$10,882
6/30/2017	$10,810	$10,904	$10,936
7/31/2017	$11,090	$11,209	$11,245
8/31/2017	$11,170	$11,252	$11,294
9/30/2017	$11,360	$11,469	$11,516
10/31/2017	$11,610	$11,707	$11,758
11/30/2017	$11,840	$11,934	$11,991
12/31/2017	$11,959	$12,126	$12,188
1/31/2018	$12,753	$12,811	$12,879
2/28/2018	$12,234	$12,272	$12,343
3/31/2018	$12,128	$12,010	$12,086
4/30/2018	$12,203	$12,125	$12,208
5/31/2018	$12,213	$12,140	$12,234
6/30/2018	$12,107	$12,074	$12,172
7/31/2018	$12,404	$12,438	$12,543
8/31/2018	$12,584	$12,536	$12,648
9/30/2018	$12,658	$12,591	$12,708
10/31/2018	$11,599	$11,647	$11,758
11/30/2018	$11,726	$11,817	$11,936
12/31/2018	$10,842	$10,985	$11,100
1/31/2019	$11,724	$11,852	$11,980
2/28/2019	$12,093	$12,169	$12,306
3/31/2019	$12,260	$12,322	$12,468
4/30/2019	$12,617	$12,738	$12,896
5/31/2019	$11,847	$11,983	$12,142
6/30/2019	$12,562	$12,767	$12,942
7/31/2019	$12,562	$12,805	$12,985
8/31/2019	$12,327	$12,501	$12,683
9/30/2019	$12,562	$12,764	$12,955
10/31/2019	$12,897	$13,113	$13,313
11/30/2019	$13,265	$13,433	$13,644
12/31/2019	$13,739	$13,906	$14,130
1/31/2020	$13,535	$13,753	$13,977
2/29/2020	$12,732	$12,642	$12,854
3/31/2020	$10,751	$10,935	$11,126
4/30/2020	$11,917	$12,107	$12,324
5/31/2020	$12,528	$12,633	$12,867
6/30/2020	$13,094	$13,037	$13,284
7/31/2020	$13,898	$13,726	$13,992
8/31/2020	$14,667	$14,567	$14,854
9/30/2020	$14,305	$14,097	$14,380
10/31/2020	$14,282	$13,754	$14,034
11/30/2020	$16,127	$15,449	$15,769
12/31/2020	$17,002	$16,167	$16,507
1/31/2021	$16,788	$16,093	$16,436
2/28/2021	$17,644	$16,466	$16,822
3/31/2021	$17,823	$16,906	$17,280
4/30/2021	$18,774	$17,645	$18,043
5/31/2021	$19,036	$17,920	$18,333
6/30/2021	$19,143	$18,156	$18,581
7/31/2021	$19,131	$18,281	$18,714
8/31/2021	$19,631	$18,738	$19,188
9/30/2021	$18,620	$17,965	$18,404
10/31/2021	$19,821	$18,881	$19,348
11/30/2021	$19,369	$18,427	$18,888
12/31/2021	$20,098	$19,164	$19,650
1/31/2022	$18,905	$18,223	$18,688
2/28/2022	$18,280	$17,752	$18,211
3/31/2022	$18,683	$18,137	$18,616
4/30/2022	$17,086	$16,685	$17,133
5/31/2022	$17,128	$16,705	$17,165
6/30/2022	$15,782	$15,296	$15,725
7/31/2022	$17,003	$16,364	$16,829
8/31/2022	$16,378	$15,762	$16,216
9/30/2022	$15,060	$14,253	$14,671
10/31/2022	$15,823	$15,113	$15,560
11/30/2022	$17,086	$16,285	$16,774
12/31/2022	$16,298	$15,645	$16,120
1/31/2023	$17,531	$16,766	$17,280
2/28/2023	$16,915	$16,285	$16,791
3/31/2023	$17,419	$16,787	$17,320
4/30/2023	$17,615	$17,029	$17,577
5/31/2023	$17,321	$16,846	$17,401
6/30/2023	$18,372	$17,825	$18,419
7/31/2023	$19,171	$18,477	$19,099
8/31/2023	$18,638	$17,961	$18,573
9/30/2023	$17,798	$17,218	$17,812
10/31/2023	$17,447	$16,700	$17,280
11/30/2023	$19,199	$18,242	$18,883
12/31/2023	$20,140	$19,118	$19,797
1/31/2024	$20,551	$19,230	$19,917
2/29/2024	$21,585	$20,055	$20,779
3/31/2024	$22,322	$20,685	$21,443
4/30/2024	$21,373	$20,002	$20,745
5/31/2024	$22,548	$20,815	$21,601
6/30/2024	$22,860	$21,278	$22,089
7/31/2024	$23,270	$21,622	$22,452
8/31/2024	$23,639	$22,171	$23,030
9/30/2024	$23,865	$22,686	$23,573
10/31/2024	$23,554	$22,177	$23,052

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 1/18/17
Class I at NAV	35.00%	12.80%	11.64%
MSCI ACWI Net IndexFootnote Reference*	32.79%	11.08%	10.77%
MSCI ACWI GR USD	33.40%	11.61%	11.33%
Footnote	Description
Footnote*	The Fund has adopted the MSCI ACWI Net Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of October 31, 2024)

Total Net Assets	$57,841,931
# of Portfolio Holdings	90
Portfolio Turnover Rate	41%
Total Advisory Fees Paid	$0

What did the Fund invest in?

(as of October 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	12.37%
Consumer Discretionary	11.49%
Consumer Staples	5.34%
Energy	2.75%
Financials	15.97%
Health Care	8.69%
Industrials	12.01%
Information Technology	20.03%
Materials	2.22%
Real Estate	0.75%
Utilities	1.94%
Repurchase Agreements	5.56%
Money Market FundsFootnote Reference(a)	0.79%
Time DepositsFootnote Reference(a)	0.09%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class I

LGCYX

Lord Abbett Global Equity Fund

Annual Shareholder Report

October 31, 2024

lordabbett.com/FundDocuments

TSR-A-8813-I

12/24

Class R3

LGCRX

Lord Abbett Global Equity Fund

Annual Shareholder Report

October 31, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Global Equity Fund for the period of November 1, 2023 to October 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$135	1.15%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Fund returned 34.28%, reflecting performance at the net asset value (NAV) of Class R3 shares, compared to the 32.79%  return of the Fund's broad-based market index, MSCI ACWI Net Index.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy, leading the market to adjust its expectations of future interest rate cuts by global central banks. Negative factors, specifically in the beginning of the period, included stronger-than-expected gross domestic product growth, resilient labor market data, and persistently high inflation readings that led to a more prolonged interest rate environment. Against this backdrop, global equity markets delivered strong returns.

Top contributors to performance: Security selection within the Communication Services sector contributed to relative performance, led by an overweight allocation to Meta Platforms, Inc. Security selection within the Financials sector also contributed to relative performance, led by an overweight allocation BAWAG Group AG.

Top detractors from performance: Security selection within the Health Care sector detracted from relative performance, led by an overweight allocation to UnitedHealth Group, Inc. Security selection within the Information Technology sector also detracted from relative performance, led by an overweight allocation to Samsung Electronics Co. Ltd.

Fund Performance

Total Return Based on $10,000 Investment

	Class R3	MSCI ACWI Net Index	MSCI ACWI GR USD
1/18/2017	$10,000	$10,000	$10,000
1/31/2017	$10,040	$10,049	$10,050
2/28/2017	$10,210	$10,331	$10,336
3/31/2017	$10,310	$10,457	$10,469
4/30/2017	$10,540	$10,620	$10,637
5/31/2017	$10,770	$10,855	$10,882
6/30/2017	$10,780	$10,904	$10,936
7/31/2017	$11,060	$11,209	$11,245
8/31/2017	$11,140	$11,252	$11,294
9/30/2017	$11,320	$11,469	$11,516
10/31/2017	$11,560	$11,707	$11,758
11/30/2017	$11,790	$11,934	$11,991
12/31/2017	$11,896	$12,126	$12,188
1/31/2018	$12,687	$12,811	$12,879
2/28/2018	$12,159	$12,272	$12,343
3/31/2018	$12,064	$12,010	$12,086
4/30/2018	$12,128	$12,125	$12,208
5/31/2018	$12,128	$12,140	$12,234
6/30/2018	$12,022	$12,074	$12,172
7/31/2018	$12,307	$12,438	$12,543
8/31/2018	$12,476	$12,536	$12,648
9/30/2018	$12,549	$12,591	$12,708
10/31/2018	$11,495	$11,647	$11,758
11/30/2018	$11,611	$11,817	$11,936
12/31/2018	$10,740	$10,985	$11,100
1/31/2019	$11,606	$11,852	$11,980
2/28/2019	$11,962	$12,169	$12,306
3/31/2019	$12,117	$12,322	$12,468
4/30/2019	$12,473	$12,738	$12,896
5/31/2019	$11,706	$11,983	$12,142
6/30/2019	$12,406	$12,767	$12,942
7/31/2019	$12,406	$12,805	$12,985
8/31/2019	$12,162	$12,501	$12,683
9/30/2019	$12,384	$12,764	$12,955
10/31/2019	$12,717	$13,113	$13,313
11/30/2019	$13,072	$13,433	$13,644
12/31/2019	$13,528	$13,906	$14,130
1/31/2020	$13,337	$13,753	$13,977
2/29/2020	$12,530	$12,642	$12,854
3/31/2020	$10,580	$10,935	$11,126
4/30/2020	$11,723	$12,107	$12,324
5/31/2020	$12,317	$12,633	$12,867
6/30/2020	$12,878	$13,037	$13,284
7/31/2020	$13,651	$13,726	$13,992
8/31/2020	$14,402	$14,567	$14,854
9/30/2020	$14,043	$14,097	$14,380
10/31/2020	$14,021	$13,754	$14,034
11/30/2020	$15,814	$15,449	$15,769
12/31/2020	$16,675	$16,167	$16,507
1/31/2021	$16,452	$16,093	$16,436
2/28/2021	$17,285	$16,466	$16,822
3/31/2021	$17,426	$16,906	$17,280
4/30/2021	$18,342	$17,645	$18,043
5/31/2021	$18,588	$17,920	$18,333
6/30/2021	$18,694	$18,156	$18,581
7/31/2021	$18,670	$18,281	$18,714
8/31/2021	$19,151	$18,738	$19,188
9/30/2021	$18,166	$17,965	$18,404
10/31/2021	$19,327	$18,881	$19,348
11/30/2021	$18,881	$18,427	$18,888
12/31/2021	$19,588	$19,164	$19,650
1/31/2022	$18,414	$18,223	$18,688
2/28/2022	$17,800	$17,752	$18,211
3/31/2022	$18,196	$18,137	$18,616
4/30/2022	$16,626	$16,685	$17,133
5/31/2022	$16,667	$16,705	$17,165
6/30/2022	$15,343	$15,296	$15,725
7/31/2022	$16,530	$16,364	$16,829
8/31/2022	$15,916	$15,762	$16,216
9/30/2022	$14,619	$14,253	$14,671
10/31/2022	$15,370	$15,113	$15,560
11/30/2022	$16,585	$16,285	$16,774
12/31/2022	$15,815	$15,645	$16,120
1/31/2023	$16,993	$16,766	$17,280
2/28/2023	$16,404	$16,285	$16,791
3/31/2023	$16,883	$16,787	$17,320
4/30/2023	$17,061	$17,029	$17,577
5/31/2023	$16,773	$16,846	$17,401
6/30/2023	$17,773	$17,825	$18,419
7/31/2023	$18,540	$18,477	$19,099
8/31/2023	$18,020	$17,961	$18,573
9/30/2023	$17,198	$17,218	$17,812
10/31/2023	$16,856	$16,700	$17,280
11/30/2023	$18,540	$18,242	$18,883
12/31/2023	$19,438	$19,118	$19,797
1/31/2024	$19,824	$19,230	$19,917
2/29/2024	$20,816	$20,055	$20,779
3/31/2024	$21,518	$20,685	$21,443
4/30/2024	$20,595	$20,002	$20,745
5/31/2024	$21,711	$20,815	$21,601
6/30/2024	$22,001	$21,278	$22,089
7/31/2024	$22,386	$21,622	$22,452
8/31/2024	$22,731	$22,171	$23,030
9/30/2024	$22,951	$22,686	$23,573
10/31/2024	$22,634	$22,177	$23,052

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 1/18/17
Class R3 at NAV	34.28%	12.22%	11.07%
MSCI ACWI Net IndexFootnote Reference*	32.79%	11.08%	10.77%
MSCI ACWI GR USD	33.40%	11.61%	11.33%
Footnote	Description
Footnote*	The Fund has adopted the MSCI ACWI Net Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of October 31, 2024)

Total Net Assets	$57,841,931
# of Portfolio Holdings	90
Portfolio Turnover Rate	41%
Total Advisory Fees Paid	$0

What did the Fund invest in?

(as of October 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	12.37%
Consumer Discretionary	11.49%
Consumer Staples	5.34%
Energy	2.75%
Financials	15.97%
Health Care	8.69%
Industrials	12.01%
Information Technology	20.03%
Materials	2.22%
Real Estate	0.75%
Utilities	1.94%
Repurchase Agreements	5.56%
Money Market FundsFootnote Reference(a)	0.79%
Time DepositsFootnote Reference(a)	0.09%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R3

LGCRX

Lord Abbett Global Equity Fund

Annual Shareholder Report

October 31, 2024

lordabbett.com/FundDocuments

TSR-A-8815-R3

12/24

Class R4

LGCSX

Lord Abbett Global Equity Fund

Annual Shareholder Report

October 31, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Global Equity Fund for the period of November 1, 2023 to October 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$106	0.90%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Fund returned 34.57%, reflecting performance at the net asset value (NAV) of Class R4 shares, compared to the 32.79%  return of the Fund's broad-based market index, MSCI ACWI Net Index.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy, leading the market to adjust its expectations of future interest rate cuts by global central banks. Negative factors, specifically in the beginning of the period, included stronger-than-expected gross domestic product growth, resilient labor market data, and persistently high inflation readings that led to a more prolonged interest rate environment. Against this backdrop, global equity markets delivered strong returns.

Top contributors to performance: Security selection within the Communication Services sector contributed to relative performance, led by an overweight allocation to Meta Platforms, Inc. Security selection within the Financials sector also contributed to relative performance, led by an overweight allocation BAWAG Group AG.

Top detractors from performance: Security selection within the Health Care sector detracted from relative performance, led by an overweight allocation to UnitedHealth Group, Inc. Security selection within the Information Technology sector also detracted from relative performance, led by an overweight allocation to Samsung Electronics Co. Ltd.

Fund Performance

Total Return Based on $10,000 Investment

	Class R4	MSCI ACWI Net Index	MSCI ACWI GR USD
1/18/2017	$10,000	$10,000	$10,000
1/31/2017	$10,040	$10,049	$10,050
2/28/2017	$10,220	$10,331	$10,336
3/31/2017	$10,310	$10,457	$10,469
4/30/2017	$10,540	$10,620	$10,637
5/31/2017	$10,780	$10,855	$10,882
6/30/2017	$10,790	$10,904	$10,936
7/31/2017	$11,070	$11,209	$11,245
8/31/2017	$11,150	$11,252	$11,294
9/30/2017	$11,330	$11,469	$11,516
10/31/2017	$11,580	$11,707	$11,758
11/30/2017	$11,810	$11,934	$11,991
12/31/2017	$11,922	$12,126	$12,188
1/31/2018	$12,715	$12,811	$12,879
2/28/2018	$12,197	$12,272	$12,343
3/31/2018	$12,091	$12,010	$12,086
4/30/2018	$12,165	$12,125	$12,208
5/31/2018	$12,165	$12,140	$12,234
6/30/2018	$12,059	$12,074	$12,172
7/31/2018	$12,355	$12,438	$12,543
8/31/2018	$12,524	$12,536	$12,648
9/30/2018	$12,598	$12,591	$12,708
10/31/2018	$11,552	$11,647	$11,758
11/30/2018	$11,668	$11,817	$11,936
12/31/2018	$10,800	$10,985	$11,100
1/31/2019	$11,666	$11,852	$11,980
2/28/2019	$12,022	$12,169	$12,306
3/31/2019	$12,188	$12,322	$12,468
4/30/2019	$12,544	$12,738	$12,896
5/31/2019	$11,777	$11,983	$12,142
6/30/2019	$12,477	$12,767	$12,942
7/31/2019	$12,477	$12,805	$12,985
8/31/2019	$12,244	$12,501	$12,683
9/30/2019	$12,466	$12,764	$12,955
10/31/2019	$12,811	$13,113	$13,313
11/30/2019	$13,166	$13,433	$13,644
12/31/2019	$13,629	$13,906	$14,130
1/31/2020	$13,438	$13,753	$13,977
2/29/2020	$12,629	$12,642	$12,854
3/31/2020	$10,663	$10,935	$11,126
4/30/2020	$11,820	$12,107	$12,324
5/31/2020	$12,427	$12,633	$12,867
6/30/2020	$12,989	$13,037	$13,284
7/31/2020	$13,764	$13,726	$13,992
8/31/2020	$14,539	$14,567	$14,854
9/30/2020	$14,180	$14,097	$14,380
10/31/2020	$14,157	$13,754	$14,034
11/30/2020	$15,966	$15,449	$15,769
12/31/2020	$16,834	$16,167	$16,507
1/31/2021	$16,621	$16,093	$16,436
2/28/2021	$17,458	$16,466	$16,822
3/31/2021	$17,635	$16,906	$17,280
4/30/2021	$18,566	$17,645	$18,043
5/31/2021	$18,826	$17,920	$18,333
6/30/2021	$18,932	$18,156	$18,581
7/31/2021	$18,920	$18,281	$18,714
8/31/2021	$19,403	$18,738	$19,188
9/30/2021	$18,401	$17,965	$18,404
10/31/2021	$19,592	$18,881	$19,348
11/30/2021	$19,132	$18,427	$18,888
12/31/2021	$19,840	$19,164	$19,650
1/31/2022	$18,660	$18,223	$18,688
2/28/2022	$18,043	$17,752	$18,211
3/31/2022	$18,441	$18,137	$18,616
4/30/2022	$16,863	$16,685	$17,133
5/31/2022	$16,890	$16,705	$17,165
6/30/2022	$15,559	$15,296	$15,725
7/31/2022	$16,767	$16,364	$16,829
8/31/2022	$16,149	$15,762	$16,216
9/30/2022	$14,846	$14,253	$14,671
10/31/2022	$15,600	$15,113	$15,560
11/30/2022	$16,835	$16,285	$16,774
12/31/2022	$16,064	$15,645	$16,120
1/31/2023	$17,267	$16,766	$17,280
2/28/2023	$16,659	$16,285	$16,791
3/31/2023	$17,156	$16,787	$17,320
4/30/2023	$17,336	$17,029	$17,577
5/31/2023	$17,046	$16,846	$17,401
6/30/2023	$18,069	$17,825	$18,419
7/31/2023	$18,857	$18,477	$19,099
8/31/2023	$18,331	$17,961	$18,573
9/30/2023	$17,502	$17,218	$17,812
10/31/2023	$17,156	$16,700	$17,280
11/30/2023	$18,871	$18,242	$18,883
12/31/2023	$19,797	$19,118	$19,797
1/31/2024	$20,184	$19,230	$19,917
2/29/2024	$21,207	$20,055	$20,779
3/31/2024	$21,912	$20,685	$21,443
4/30/2024	$20,986	$20,002	$20,745
5/31/2024	$22,133	$20,815	$21,601
6/30/2024	$22,424	$21,278	$22,089
7/31/2024	$22,824	$21,622	$22,452
8/31/2024	$23,184	$22,171	$23,030
9/30/2024	$23,405	$22,686	$23,573
10/31/2024	$23,087	$22,177	$23,052

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 1/18/17
Class R4 at NAV	34.57%	12.50%	11.35%
MSCI ACWI Net IndexFootnote Reference*	32.79%	11.08%	10.77%
MSCI ACWI GR USD	33.40%	11.61%	11.33%
Footnote	Description
Footnote*	The Fund has adopted the MSCI ACWI Net Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of October 31, 2024)

Total Net Assets	$57,841,931
# of Portfolio Holdings	90
Portfolio Turnover Rate	41%
Total Advisory Fees Paid	$0

What did the Fund invest in?

(as of October 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	12.37%
Consumer Discretionary	11.49%
Consumer Staples	5.34%
Energy	2.75%
Financials	15.97%
Health Care	8.69%
Industrials	12.01%
Information Technology	20.03%
Materials	2.22%
Real Estate	0.75%
Utilities	1.94%
Repurchase Agreements	5.56%
Money Market FundsFootnote Reference(a)	0.79%
Time DepositsFootnote Reference(a)	0.09%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R4

LGCSX

Lord Abbett Global Equity Fund

Annual Shareholder Report

October 31, 2024

lordabbett.com/FundDocuments

TSR-A-8816-R4

12/24

Class R5

LGCVX

Lord Abbett Global Equity Fund

Annual Shareholder Report

October 31, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Global Equity Fund for the period of November 1, 2023 to October 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$76	0.65%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Fund returned 34.95%, reflecting performance at the net asset value (NAV) of Class R5 shares, compared to the 32.79%  return of the Fund's broad-based market index, MSCI ACWI Net Index.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy, leading the market to adjust its expectations of future interest rate cuts by global central banks. Negative factors, specifically in the beginning of the period, included stronger-than-expected gross domestic product growth, resilient labor market data, and persistently high inflation readings that led to a more prolonged interest rate environment. Against this backdrop, global equity markets delivered strong returns.

Top contributors to performance: Security selection within the Communication Services sector contributed to relative performance, led by an overweight allocation to Meta Platforms, Inc. Security selection within the Financials sector also contributed to relative performance, led by an overweight allocation BAWAG Group AG.

Top detractors from performance: Security selection within the Health Care sector detracted from relative performance, led by an overweight allocation to UnitedHealth Group, Inc. Security selection within the Information Technology sector also detracted from relative performance, led by an overweight allocation to Samsung Electronics Co. Ltd.

Fund Performance

Total Return Based on $10,000 Investment

	Class R5	MSCI ACWI Net Index	MSCI ACWI GR USD
1/18/2017	$10,000	$10,000	$10,000
1/31/2017	$10,040	$10,049	$10,050
2/28/2017	$10,220	$10,331	$10,336
3/31/2017	$10,320	$10,457	$10,469
4/30/2017	$10,550	$10,620	$10,637
5/31/2017	$10,790	$10,855	$10,882
6/30/2017	$10,810	$10,904	$10,936
7/31/2017	$11,090	$11,209	$11,245
8/31/2017	$11,170	$11,252	$11,294
9/30/2017	$11,360	$11,469	$11,516
10/31/2017	$11,610	$11,707	$11,758
11/30/2017	$11,840	$11,934	$11,991
12/31/2017	$11,959	$12,126	$12,188
1/31/2018	$12,753	$12,811	$12,879
2/28/2018	$12,234	$12,272	$12,343
3/31/2018	$12,139	$12,010	$12,086
4/30/2018	$12,202	$12,125	$12,208
5/31/2018	$12,213	$12,140	$12,234
6/30/2018	$12,107	$12,074	$12,172
7/31/2018	$12,404	$12,438	$12,543
8/31/2018	$12,584	$12,536	$12,648
9/30/2018	$12,658	$12,591	$12,708
10/31/2018	$11,599	$11,647	$11,758
11/30/2018	$11,726	$11,817	$11,936
12/31/2018	$10,853	$10,985	$11,100
1/31/2019	$11,724	$11,852	$11,980
2/28/2019	$12,093	$12,169	$12,306
3/31/2019	$12,260	$12,322	$12,468
4/30/2019	$12,617	$12,738	$12,896
5/31/2019	$11,847	$11,983	$12,142
6/30/2019	$12,561	$12,767	$12,942
7/31/2019	$12,561	$12,805	$12,985
8/31/2019	$12,327	$12,501	$12,683
9/30/2019	$12,561	$12,764	$12,955
10/31/2019	$12,896	$13,113	$13,313
11/30/2019	$13,265	$13,433	$13,644
12/31/2019	$13,728	$13,906	$14,130
1/31/2020	$13,536	$13,753	$13,977
2/29/2020	$12,732	$12,642	$12,854
3/31/2020	$10,740	$10,935	$11,126
4/30/2020	$11,917	$12,107	$12,324
5/31/2020	$12,529	$12,633	$12,867
6/30/2020	$13,094	$13,037	$13,284
7/31/2020	$13,898	$13,726	$13,992
8/31/2020	$14,668	$14,567	$14,854
9/30/2020	$14,305	$14,097	$14,380
10/31/2020	$14,283	$13,754	$14,034
11/30/2020	$16,127	$15,449	$15,769
12/31/2020	$17,001	$16,167	$16,507
1/31/2021	$16,787	$16,093	$16,436
2/28/2021	$17,644	$16,466	$16,822
3/31/2021	$17,822	$16,906	$17,280
4/30/2021	$18,774	$17,645	$18,043
5/31/2021	$19,036	$17,920	$18,333
6/30/2021	$19,143	$18,156	$18,581
7/31/2021	$19,131	$18,281	$18,714
8/31/2021	$19,631	$18,738	$19,188
9/30/2021	$18,619	$17,965	$18,404
10/31/2021	$19,821	$18,881	$19,348
11/30/2021	$19,369	$18,427	$18,888
12/31/2021	$20,098	$19,164	$19,650
1/31/2022	$18,904	$18,223	$18,688
2/28/2022	$18,280	$17,752	$18,211
3/31/2022	$18,682	$18,137	$18,616
4/30/2022	$17,086	$16,685	$17,133
5/31/2022	$17,128	$16,705	$17,165
6/30/2022	$15,781	$15,296	$15,725
7/31/2022	$17,003	$16,364	$16,829
8/31/2022	$16,378	$15,762	$16,216
9/30/2022	$15,060	$14,253	$14,671
10/31/2022	$15,823	$15,113	$15,560
11/30/2022	$17,086	$16,285	$16,774
12/31/2022	$16,305	$15,645	$16,120
1/31/2023	$17,524	$16,766	$17,280
2/28/2023	$16,922	$16,285	$16,791
3/31/2023	$17,426	$16,787	$17,320
4/30/2023	$17,608	$17,029	$17,577
5/31/2023	$17,328	$16,846	$17,401
6/30/2023	$18,379	$17,825	$18,419
7/31/2023	$19,177	$18,477	$19,099
8/31/2023	$18,645	$17,961	$18,573
9/30/2023	$17,804	$17,218	$17,812
10/31/2023	$17,454	$16,700	$17,280
11/30/2023	$19,205	$18,242	$18,883
12/31/2023	$20,142	$19,118	$19,797
1/31/2024	$20,553	$19,230	$19,917
2/29/2024	$21,586	$20,055	$20,779
3/31/2024	$22,322	$20,685	$21,443
4/30/2024	$21,374	$20,002	$20,745
5/31/2024	$22,549	$20,815	$21,601
6/30/2024	$22,860	$21,278	$22,089
7/31/2024	$23,271	$21,622	$22,452
8/31/2024	$23,639	$22,171	$23,030
9/30/2024	$23,865	$22,686	$23,573
10/31/2024	$23,554	$22,177	$23,052

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 1/18/17
Class R5 at NAV	34.95%	12.80%	11.64%
MSCI ACWI Net IndexFootnote Reference*	32.79%	11.08%	10.77%
MSCI ACWI GR USD	33.40%	11.61%	11.33%
Footnote	Description
Footnote*	The Fund has adopted the MSCI ACWI Net Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of October 31, 2024)

Total Net Assets	$57,841,931
# of Portfolio Holdings	90
Portfolio Turnover Rate	41%
Total Advisory Fees Paid	$0

What did the Fund invest in?

(as of October 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	12.37%
Consumer Discretionary	11.49%
Consumer Staples	5.34%
Energy	2.75%
Financials	15.97%
Health Care	8.69%
Industrials	12.01%
Information Technology	20.03%
Materials	2.22%
Real Estate	0.75%
Utilities	1.94%
Repurchase Agreements	5.56%
Money Market FundsFootnote Reference(a)	0.79%
Time DepositsFootnote Reference(a)	0.09%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R5

LGCVX

Lord Abbett Global Equity Fund

Annual Shareholder Report

October 31, 2024

lordabbett.com/FundDocuments

TSR-A-8817-R5

12/24

Class R6

LGCWX

Lord Abbett Global Equity Fund

Annual Shareholder Report

October 31, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Global Equity Fund for the period of November 1, 2023 to October 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$62	0.53%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Fund returned 35.15%, reflecting performance at the net asset value (NAV) of Class R6 shares, compared to the 32.79%  return of the Fund's broad-based market index, MSCI ACWI Net Index.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy, leading the market to adjust its expectations of future interest rate cuts by global central banks. Negative factors, specifically in the beginning of the period, included stronger-than-expected gross domestic product growth, resilient labor market data, and persistently high inflation readings that led to a more prolonged interest rate environment. Against this backdrop, global equity markets delivered strong returns.

Top contributors to performance: Security selection within the Communication Services sector contributed to relative performance, led by an overweight allocation to Meta Platforms, Inc. Security selection within the Financials sector also contributed to relative performance, led by an overweight allocation BAWAG Group AG.

Top detractors from performance: Security selection within the Health Care sector detracted from relative performance, led by an overweight allocation to UnitedHealth Group, Inc. Security selection within the Information Technology sector also detracted from relative performance, led by an overweight allocation to Samsung Electronics Co. Ltd.

Fund Performance

Total Return Based on $10,000 Investment

	Class R6	MSCI ACWI Net Index	MSCI ACWI GR USD
1/18/2017	$10,000	$10,000	$10,000
1/31/2017	$10,040	$10,049	$10,050
2/28/2017	$10,220	$10,331	$10,336
3/31/2017	$10,320	$10,457	$10,469
4/30/2017	$10,550	$10,620	$10,637
5/31/2017	$10,790	$10,855	$10,882
6/30/2017	$10,810	$10,904	$10,936
7/31/2017	$11,090	$11,209	$11,245
8/31/2017	$11,180	$11,252	$11,294
9/30/2017	$11,360	$11,469	$11,516
10/31/2017	$11,610	$11,707	$11,758
11/30/2017	$11,850	$11,934	$11,991
12/31/2017	$11,960	$12,126	$12,188
1/31/2018	$12,766	$12,811	$12,879
2/28/2018	$12,236	$12,272	$12,343
3/31/2018	$12,141	$12,010	$12,086
4/30/2018	$12,204	$12,125	$12,208
5/31/2018	$12,215	$12,140	$12,234
6/30/2018	$12,109	$12,074	$12,172
7/31/2018	$12,405	$12,438	$12,543
8/31/2018	$12,585	$12,536	$12,648
9/30/2018	$12,660	$12,591	$12,708
10/31/2018	$11,611	$11,647	$11,758
11/30/2018	$11,727	$11,817	$11,936
12/31/2018	$10,858	$10,985	$11,100
1/31/2019	$11,730	$11,852	$11,980
2/28/2019	$12,098	$12,169	$12,306
3/31/2019	$12,266	$12,322	$12,468
4/30/2019	$12,623	$12,738	$12,896
5/31/2019	$11,852	$11,983	$12,142
6/30/2019	$12,567	$12,767	$12,942
7/31/2019	$12,567	$12,805	$12,985
8/31/2019	$12,333	$12,501	$12,683
9/30/2019	$12,567	$12,764	$12,955
10/31/2019	$12,903	$13,113	$13,313
11/30/2019	$13,282	$13,433	$13,644
12/31/2019	$13,750	$13,906	$14,130
1/31/2020	$13,546	$13,753	$13,977
2/29/2020	$12,742	$12,642	$12,854
3/31/2020	$10,760	$10,935	$11,126
4/30/2020	$11,927	$12,107	$12,324
5/31/2020	$12,538	$12,633	$12,867
6/30/2020	$13,116	$13,037	$13,284
7/31/2020	$13,909	$13,726	$13,992
8/31/2020	$14,690	$14,567	$14,854
9/30/2020	$14,328	$14,097	$14,380
10/31/2020	$14,305	$13,754	$14,034
11/30/2020	$16,152	$15,449	$15,769
12/31/2020	$17,023	$16,167	$16,507
1/31/2021	$16,809	$16,093	$16,436
2/28/2021	$17,666	$16,466	$16,822
3/31/2021	$17,845	$16,906	$17,280
4/30/2021	$18,798	$17,645	$18,043
5/31/2021	$19,060	$17,920	$18,333
6/30/2021	$19,167	$18,156	$18,581
7/31/2021	$19,167	$18,281	$18,714
8/31/2021	$19,656	$18,738	$19,188
9/30/2021	$18,655	$17,965	$18,404
10/31/2021	$19,858	$18,881	$19,348
11/30/2021	$19,406	$18,427	$18,888
12/31/2021	$20,135	$19,164	$19,650
1/31/2022	$18,953	$18,223	$18,688
2/28/2022	$18,313	$17,752	$18,211
3/31/2022	$18,730	$18,137	$18,616
4/30/2022	$17,131	$16,685	$17,133
5/31/2022	$17,173	$16,705	$17,165
6/30/2022	$15,810	$15,296	$15,725
7/31/2022	$17,048	$16,364	$16,829
8/31/2022	$16,422	$15,762	$16,216
9/30/2022	$15,101	$14,253	$14,671
10/31/2022	$15,866	$15,113	$15,560
11/30/2022	$17,131	$16,285	$16,774
12/31/2022	$16,347	$15,645	$16,120
1/31/2023	$17,583	$16,766	$17,280
2/28/2023	$16,979	$16,285	$16,791
3/31/2023	$17,485	$16,787	$17,320
4/30/2023	$17,667	$17,029	$17,577
5/31/2023	$17,387	$16,846	$17,401
6/30/2023	$18,440	$17,825	$18,419
7/31/2023	$19,240	$18,477	$19,099
8/31/2023	$18,707	$17,961	$18,573
9/30/2023	$17,864	$17,218	$17,812
10/31/2023	$17,513	$16,700	$17,280
11/30/2023	$19,283	$18,242	$18,883
12/31/2023	$20,218	$19,118	$19,797
1/31/2024	$20,630	$19,230	$19,917
2/29/2024	$21,680	$20,055	$20,779
3/31/2024	$22,419	$20,685	$21,443
4/30/2024	$21,453	$20,002	$20,745
5/31/2024	$22,646	$20,815	$21,601
6/30/2024	$22,958	$21,278	$22,089
7/31/2024	$23,370	$21,622	$22,452
8/31/2024	$23,753	$22,171	$23,030
9/30/2024	$23,980	$22,686	$23,573
10/31/2024	$23,668	$22,177	$23,052

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 1/18/17
Class R6 at NAV	35.15%	12.90%	11.70%
MSCI ACWI Net IndexFootnote Reference*	32.79%	11.08%	10.77%
MSCI ACWI GR USD	33.40%	11.61%	11.33%
Footnote	Description
Footnote*	The Fund has adopted the MSCI ACWI Net Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of October 31, 2024)

Total Net Assets	$57,841,931
# of Portfolio Holdings	90
Portfolio Turnover Rate	41%
Total Advisory Fees Paid	$0

What did the Fund invest in?

(as of October 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	12.37%
Consumer Discretionary	11.49%
Consumer Staples	5.34%
Energy	2.75%
Financials	15.97%
Health Care	8.69%
Industrials	12.01%
Information Technology	20.03%
Materials	2.22%
Real Estate	0.75%
Utilities	1.94%
Repurchase Agreements	5.56%
Money Market FundsFootnote Reference(a)	0.79%
Time DepositsFootnote Reference(a)	0.09%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

This is a summary of certain changes of the Fund since October 31, 2024. For more information contact 888-522-2388.

As of March 1, 2024, the expense limitation on total net annual operating expenses decreased from 0.58% to 0.51% as part of the annual review of transfer agency expenses.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R6

LGCWX

Lord Abbett Global Equity Fund

Annual Shareholder Report

October 31, 2024

lordabbett.com/FundDocuments

TSR-A-8818-R6

12/24

Class A

LICAX

Lord Abbett International Equity Fund

Annual Shareholder Report

October 31, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett International Equity Fund for the period of November 1, 2023 to October 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$107	0.94%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Fund returned 27.03%, reflecting performance at the net asset value (NAV) of Class A shares, compared to the 24.33% of a securities market index with investment characteristics similar to those of the Fund, the MSCI ACWI Ex USA Index with Net Dividends. The Fund's broad-based securities market index, the MSCI EAFE Net Index, returned 22.97% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy, leading the market to adjust its expectations of future interest rate cuts by global central banks. In Europe, gross domestic product notched its sixth consecutive positive reading, expanding by 0.2% in the second quarter. Additionally, the European Central Bank lowered interest rates by 25 basis points in June, September, and October, in line with expectations. Against this backdrop, global equity markets delivered strong returns.

Top contributors to performance: Security selection within the Industrials sector contributed to relative performance, led by an overweight allocation to Hitachi, Ltd. Security selection within the Information Technology sector also contributed to relative performance, led by an overweight allocation NVIDIA Corp.

Top detractors from performance: Security selection within the Financials sector detracted from relative performance, led by an overweight allocation to Grupo Financiero Banorte SAB de CV. Security selection within the Consumer Staples sector also detracted from relative performance, led by an overweight allocation to L’Oreal S.A.

Fund Performance

Total Return Based on $10,000 Investment

	Class A with load	MSCI ACWI Ex USA Index with Net Dividends	MSCI ACWI Ex USA Index with Gross Dividends	MSCI EAFE Net Index
10/31/2014	$9,428	$10,000	$10,000	$10,000
11/30/2014	$9,470	$10,072	$10,073	$10,136
12/31/2014	$9,028	$9,709	$9,714	$9,785
1/31/2015	$9,143	$9,695	$9,701	$9,833
2/28/2015	$9,557	$10,213	$10,221	$10,421
3/31/2015	$9,364	$10,048	$10,063	$10,262
4/30/2015	$9,743	$10,556	$10,578	$10,681
5/31/2015	$9,607	$10,391	$10,422	$10,627
6/30/2015	$9,336	$10,101	$10,136	$10,325
7/31/2015	$9,407	$10,073	$10,110	$10,540
8/31/2015	$8,750	$9,303	$9,339	$9,765
9/30/2015	$8,507	$8,872	$8,909	$9,269
10/31/2015	$9,036	$9,532	$9,574	$9,993
11/30/2015	$8,907	$9,335	$9,377	$9,838
12/31/2015	$8,781	$9,160	$9,203	$9,705
1/31/2016	$8,361	$8,536	$8,578	$9,003
2/29/2016	$8,085	$8,439	$8,483	$8,838
3/31/2016	$8,527	$9,125	$9,179	$9,414
4/30/2016	$8,571	$9,365	$9,429	$9,686
5/31/2016	$8,614	$9,207	$9,279	$9,598
6/30/2016	$8,274	$9,066	$9,142	$9,276
7/31/2016	$8,730	$9,515	$9,596	$9,746
8/31/2016	$8,774	$9,575	$9,659	$9,753
9/30/2016	$8,861	$9,693	$9,782	$9,873
10/31/2016	$8,716	$9,554	$9,642	$9,671
11/30/2016	$8,375	$9,333	$9,421	$9,478
12/31/2016	$8,620	$9,571	$9,665	$9,802
1/31/2017	$8,857	$9,910	$10,008	$10,087
2/28/2017	$8,901	$10,068	$10,169	$10,231
3/31/2017	$9,116	$10,324	$10,436	$10,513
4/30/2017	$9,383	$10,545	$10,666	$10,780
5/31/2017	$9,605	$10,887	$11,023	$11,176
6/30/2017	$9,605	$10,920	$11,062	$11,156
7/31/2017	$9,968	$11,323	$11,473	$11,478
8/31/2017	$10,049	$11,382	$11,535	$11,473
9/30/2017	$10,316	$11,594	$11,754	$11,759
10/31/2017	$10,442	$11,812	$11,976	$11,937
11/30/2017	$10,642	$11,908	$12,075	$12,063
12/31/2017	$10,784	$12,174	$12,349	$12,256
1/31/2018	$11,366	$12,852	$13,038	$12,871
2/28/2018	$10,731	$12,246	$12,425	$12,290
3/31/2018	$10,671	$12,030	$12,216	$12,069
4/30/2018	$10,724	$12,222	$12,421	$12,344
5/31/2018	$10,459	$11,940	$12,147	$12,067
6/30/2018	$10,127	$11,715	$11,923	$11,919
7/31/2018	$10,263	$11,995	$12,212	$12,213
8/31/2018	$10,172	$11,745	$11,959	$11,977
9/30/2018	$10,157	$11,798	$12,019	$12,081
10/31/2018	$9,198	$10,838	$11,042	$11,119
11/30/2018	$9,213	$10,941	$11,149	$11,105
12/31/2018	$8,819	$10,446	$10,648	$10,566
1/31/2019	$9,359	$11,235	$11,454	$11,260
2/28/2019	$9,544	$11,454	$11,680	$11,548
3/31/2019	$9,660	$11,523	$11,759	$11,620
4/30/2019	$9,938	$11,827	$12,079	$11,947
5/31/2019	$9,429	$11,193	$11,443	$11,373
6/30/2019	$10,092	$11,866	$12,138	$12,048
7/31/2019	$9,853	$11,723	$11,995	$11,895
8/31/2019	$9,706	$11,361	$11,627	$11,587
9/30/2019	$9,838	$11,653	$11,932	$11,919
10/31/2019	$10,177	$12,060	$12,350	$12,347
11/30/2019	$10,262	$12,166	$12,461	$12,486
12/31/2019	$10,709	$12,693	$13,004	$12,892
1/31/2020	$10,357	$12,352	$12,656	$12,623
2/29/2020	$9,723	$11,375	$11,658	$11,482
3/31/2020	$8,368	$9,728	$9,979	$9,949
4/30/2020	$8,963	$10,466	$10,742	$10,592
5/31/2020	$9,300	$10,808	$11,099	$11,053
6/30/2020	$9,887	$11,296	$11,605	$11,430
7/31/2020	$10,412	$11,800	$12,128	$11,696
8/31/2020	$10,811	$12,305	$12,649	$12,297
9/30/2020	$10,670	$12,003	$12,343	$11,978
10/31/2020	$10,505	$11,745	$12,080	$11,500
11/30/2020	$11,774	$13,325	$13,706	$13,282
12/31/2020	$12,516	$14,045	$14,451	$13,900
1/31/2021	$12,429	$14,075	$14,485	$13,752
2/28/2021	$12,722	$14,354	$14,774	$14,060
3/31/2021	$12,864	$14,535	$14,971	$14,383
4/30/2021	$13,315	$14,964	$15,421	$14,816
5/31/2021	$13,830	$15,432	$15,914	$15,299
6/30/2021	$13,640	$15,331	$15,816	$15,127
7/31/2021	$13,767	$15,079	$15,560	$15,241
8/31/2021	$14,067	$15,365	$15,859	$15,510
9/30/2021	$13,505	$14,873	$15,361	$15,060
10/31/2021	$13,988	$15,228	$15,731	$15,430
11/30/2021	$13,403	$14,543	$15,025	$14,712
12/31/2021	$13,974	$15,144	$15,650	$15,465
1/31/2022	$13,294	$14,586	$15,075	$14,718
2/28/2022	$12,721	$14,297	$14,779	$14,458
3/31/2022	$12,641	$14,320	$14,815	$14,551
4/30/2022	$11,827	$13,420	$13,894	$13,609
5/31/2022	$11,916	$13,517	$14,008	$13,711
6/30/2022	$10,995	$12,354	$12,809	$12,439
7/31/2022	$11,397	$12,777	$13,252	$13,059
8/31/2022	$10,905	$12,366	$12,829	$12,439
9/30/2022	$9,939	$11,130	$11,553	$11,275
10/31/2022	$10,386	$11,463	$11,901	$11,881
11/30/2022	$11,674	$12,816	$13,308	$13,220
12/31/2022	$11,337	$12,720	$13,214	$13,230
1/31/2023	$12,287	$13,752	$14,287	$14,302
2/28/2023	$11,775	$13,270	$13,788	$14,003
3/31/2023	$12,104	$13,594	$14,139	$14,350
4/30/2023	$12,259	$13,830	$14,395	$14,755
5/31/2023	$11,839	$13,327	$13,886	$14,131
6/30/2023	$12,396	$13,925	$14,516	$14,774
7/31/2023	$12,633	$14,491	$15,111	$15,252
8/31/2023	$12,241	$13,836	$14,432	$14,668
9/30/2023	$11,721	$13,400	$13,982	$14,167
10/31/2023	$11,292	$12,847	$13,408	$13,592
11/30/2023	$12,214	$14,003	$14,617	$14,854
12/31/2023	$12,737	$14,707	$15,355	$15,643
1/31/2024	$12,811	$14,561	$15,205	$15,733
2/29/2024	$13,508	$14,929	$15,593	$16,021
3/31/2024	$14,102	$15,396	$16,095	$16,548
4/30/2024	$13,675	$15,120	$15,818	$16,124
5/31/2024	$14,279	$15,558	$16,292	$16,749
6/30/2024	$14,242	$15,544	$16,283	$16,479
7/31/2024	$14,493	$15,903	$16,665	$16,962
8/31/2024	$14,874	$16,356	$17,143	$17,514
9/30/2024	$15,050	$16,797	$17,613	$17,675
10/31/2024	$14,344	$15,973	$16,757	$16,714

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class A at NAV	27.03%	7.10%	4.29%
Class A with sales charge	19.77%	5.85%	3.67%
MSCI ACWI Ex USA Index with Net Dividends	24.33%	5.78%	4.79%
MSCI ACWI Ex USA Index with Gross Dividends	24.98%	6.29%	5.30%
MSCI EAFE Net IndexFootnote Reference*	22.97%	6.24%	5.27%
Footnote	Description
Footnote*	The Fund has adopted the MSCI EAFE Net Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of October 31, 2024)

Total Net Assets	$335,438,159
# of Portfolio Holdings	102
Portfolio Turnover Rate	89%
Total Advisory Fees Paid	$1,504,123

What did the Fund invest in?

(as of October 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	6.82%
Consumer Discretionary	10.28%
Consumer Staples	6.85%
Energy	4.48%
Financials	18.83%
Health Care	10.14%
Industrials	16.69%
Information Technology	10.64%
Materials	7.39%
Real Estate	1.94%
Utilities	2.79%
Repurchase Agreements	3.15%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class A

LICAX

Lord Abbett International Equity Fund

Annual Shareholder Report

October 31, 2024

lordabbett.com/FundDocuments

TSR-A-1418-A

12/24

Class C

LICCX

Lord Abbett International Equity Fund

Annual Shareholder Report

October 31, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett International Equity Fund for the period of November 1, 2023 to October 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$191	1.69%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Fund returned 26.10%, reflecting performance at the net asset value (NAV) of Class C shares, compared to the 24.33% of a securities market index with investment characteristics similar to those of the Fund, the MSCI ACWI Ex USA Index with Net Dividends. The Fund's broad-based securities market index, the MSCI EAFE Net Index, returned 22.97% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy, leading the market to adjust its expectations of future interest rate cuts by global central banks. In Europe, gross domestic product notched its sixth consecutive positive reading, expanding by 0.2% in the second quarter. Additionally, the European Central Bank lowered interest rates by 25 basis points in June, September, and October, in line with expectations. Against this backdrop, global equity markets delivered strong returns.

Top contributors to performance: Security selection within the Industrials sector contributed to relative performance, led by an overweight allocation to Hitachi, Ltd. Security selection within the Information Technology sector also contributed to relative performance, led by an overweight allocation NVIDIA Corp.

Top detractors from performance: Security selection within the Financials sector detracted from relative performance, led by an overweight allocation to Grupo Financiero Banorte SAB de CV. Security selection within the Consumer Staples sector also detracted from relative performance, led by an overweight allocation to L’Oreal S.A.

Fund Performance

Total Return Based on $10,000 Investment

	Class C with load	MSCI ACWI Ex USA Index with Net Dividends	MSCI ACWI Ex USA Index with Gross Dividends	MSCI EAFE Net Index
10/31/2014	$10,000	$10,000	$10,000	$10,000
11/30/2014	$10,038	$10,072	$10,073	$10,136
12/31/2014	$9,568	$9,709	$9,714	$9,785
1/31/2015	$9,690	$9,695	$9,701	$9,833
2/28/2015	$10,118	$10,213	$10,221	$10,421
3/31/2015	$9,912	$10,048	$10,063	$10,262
4/30/2015	$10,301	$10,556	$10,578	$10,681
5/31/2015	$10,156	$10,391	$10,422	$10,627
6/30/2015	$9,866	$10,101	$10,136	$10,325
7/31/2015	$9,935	$10,073	$10,110	$10,540
8/31/2015	$9,232	$9,303	$9,339	$9,765
9/30/2015	$8,964	$8,872	$8,909	$9,269
10/31/2015	$9,514	$9,532	$9,574	$9,993
11/30/2015	$9,377	$9,335	$9,377	$9,838
12/31/2015	$9,244	$9,160	$9,203	$9,705
1/31/2016	$8,791	$8,536	$8,578	$9,003
2/29/2016	$8,499	$8,439	$8,483	$8,838
3/31/2016	$8,952	$9,125	$9,179	$9,414
4/30/2016	$8,998	$9,365	$9,429	$9,686
5/31/2016	$9,036	$9,207	$9,279	$9,598
6/30/2016	$8,683	$9,066	$9,142	$9,276
7/31/2016	$9,152	$9,515	$9,596	$9,746
8/31/2016	$9,190	$9,575	$9,659	$9,753
9/30/2016	$9,275	$9,693	$9,782	$9,873
10/31/2016	$9,113	$9,554	$9,642	$9,671
11/30/2016	$8,760	$9,333	$9,421	$9,478
12/31/2016	$9,008	$9,571	$9,665	$9,802
1/31/2017	$9,249	$9,910	$10,008	$10,087
2/28/2017	$9,296	$10,068	$10,169	$10,231
3/31/2017	$9,506	$10,324	$10,436	$10,513
4/30/2017	$9,779	$10,545	$10,666	$10,780
5/31/2017	$10,005	$10,887	$11,023	$11,176
6/30/2017	$9,997	$10,920	$11,062	$11,156
7/31/2017	$10,371	$11,323	$11,473	$11,478
8/31/2017	$10,441	$11,382	$11,535	$11,473
9/30/2017	$10,714	$11,594	$11,754	$11,759
10/31/2017	$10,847	$11,812	$11,976	$11,937
11/30/2017	$11,041	$11,908	$12,075	$12,063
12/31/2017	$11,184	$12,174	$12,349	$12,256
1/31/2018	$11,784	$12,852	$13,038	$12,871
2/28/2018	$11,121	$12,246	$12,425	$12,290
3/31/2018	$11,050	$12,030	$12,216	$12,069
4/30/2018	$11,098	$12,222	$12,421	$12,344
5/31/2018	$10,814	$11,940	$12,147	$12,067
6/30/2018	$10,459	$11,715	$11,923	$11,919
7/31/2018	$10,593	$11,995	$12,212	$12,213
8/31/2018	$10,498	$11,745	$11,959	$11,977
9/30/2018	$10,474	$11,798	$12,019	$12,081
10/31/2018	$9,481	$10,838	$11,042	$11,119
11/30/2018	$9,489	$10,941	$11,149	$11,105
12/31/2018	$9,073	$10,446	$10,648	$10,566
1/31/2019	$9,630	$11,235	$11,454	$11,260
2/28/2019	$9,813	$11,454	$11,680	$11,548
3/31/2019	$9,924	$11,523	$11,759	$11,620
4/30/2019	$10,203	$11,827	$12,079	$11,947
5/31/2019	$9,677	$11,193	$11,443	$11,373
6/30/2019	$10,346	$11,866	$12,138	$12,048
7/31/2019	$10,099	$11,723	$11,995	$11,895
8/31/2019	$9,940	$11,361	$11,627	$11,587
9/30/2019	$10,067	$11,653	$11,932	$11,919
10/31/2019	$10,418	$12,060	$12,350	$12,347
11/30/2019	$10,489	$12,166	$12,461	$12,486
12/31/2019	$10,935	$12,693	$13,004	$12,892
1/31/2020	$10,574	$12,352	$12,656	$12,623
2/29/2020	$9,917	$11,375	$11,658	$11,482
3/31/2020	$8,532	$9,728	$9,979	$9,949
4/30/2020	$9,140	$10,466	$10,742	$10,592
5/31/2020	$9,469	$10,808	$11,099	$11,053
6/30/2020	$10,054	$11,296	$11,605	$11,430
7/31/2020	$10,582	$11,800	$12,128	$11,696
8/31/2020	$10,983	$12,305	$12,649	$12,297
9/30/2020	$10,831	$12,003	$12,343	$11,978
10/31/2020	$10,654	$11,745	$12,080	$11,500
11/30/2020	$11,944	$13,325	$13,706	$13,282
12/31/2020	$12,680	$14,045	$14,451	$13,900
1/31/2021	$12,584	$14,075	$14,485	$13,752
2/28/2021	$12,881	$14,354	$14,774	$14,060
3/31/2021	$13,018	$14,535	$14,971	$14,383
4/30/2021	$13,459	$14,964	$15,421	$14,816
5/31/2021	$13,973	$15,432	$15,914	$15,299
6/30/2021	$13,772	$15,331	$15,816	$15,127
7/31/2021	$13,885	$15,079	$15,560	$15,241
8/31/2021	$14,182	$15,365	$15,859	$15,510
9/30/2021	$13,612	$14,873	$15,361	$15,060
10/31/2021	$14,086	$15,228	$15,731	$15,430
11/30/2021	$13,491	$14,543	$15,025	$14,712
12/31/2021	$14,058	$15,144	$15,650	$15,465
1/31/2022	$13,365	$14,586	$15,075	$14,718
2/28/2022	$12,780	$14,297	$14,779	$14,458
3/31/2022	$12,690	$14,320	$14,815	$14,551
4/30/2022	$11,871	$13,420	$13,894	$13,609
5/31/2022	$11,952	$13,517	$14,008	$13,711
6/30/2022	$11,016	$12,354	$12,809	$12,439
7/31/2022	$11,412	$12,777	$13,252	$13,059
8/31/2022	$10,917	$12,366	$12,829	$12,439
9/30/2022	$9,945	$11,130	$11,553	$11,275
10/31/2022	$10,386	$11,463	$11,901	$11,881
11/30/2022	$11,664	$12,816	$13,308	$13,220
12/31/2022	$11,317	$12,720	$13,214	$13,230
1/31/2023	$12,263	$13,752	$14,287	$14,302
2/28/2023	$11,744	$13,270	$13,788	$14,003
3/31/2023	$12,063	$13,594	$14,139	$14,350
4/30/2023	$12,208	$13,830	$14,395	$14,755
5/31/2023	$11,781	$13,327	$13,886	$14,131
6/30/2023	$12,336	$13,925	$14,516	$14,774
7/31/2023	$12,563	$14,491	$15,111	$15,252
8/31/2023	$12,154	$13,836	$14,432	$14,668
9/30/2023	$11,626	$13,400	$13,982	$14,167
10/31/2023	$11,199	$12,847	$13,408	$13,592
11/30/2023	$12,108	$14,003	$14,617	$14,854
12/31/2023	$12,613	$14,707	$15,355	$15,643
1/31/2024	$12,687	$14,561	$15,205	$15,733
2/29/2024	$13,372	$14,929	$15,593	$16,021
3/31/2024	$13,948	$15,396	$16,095	$16,548
4/30/2024	$13,509	$15,120	$15,818	$16,124
5/31/2024	$14,103	$15,558	$16,292	$16,749
6/30/2024	$14,058	$15,544	$16,283	$16,479
7/31/2024	$14,295	$15,903	$16,665	$16,962
8/31/2024	$14,661	$16,356	$17,143	$17,514
9/30/2024	$14,825	$16,797	$17,613	$17,675
10/31/2024	$14,122	$15,973	$16,757	$16,714

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class C at NAV	26.10%	6.27%	3.51%
Class C with sales charge	25.10%	6.27%	3.51%
MSCI ACWI Ex USA Index with Net Dividends	24.33%	5.78%	4.79%
MSCI ACWI Ex USA Index with Gross Dividends	24.98%	6.29%	5.30%
MSCI EAFE Net IndexFootnote Reference*	22.97%	6.24%	5.27%
Footnote	Description
Footnote*	The Fund has adopted the MSCI EAFE Net Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of October 31, 2024)

Total Net Assets	$335,438,159
# of Portfolio Holdings	102
Portfolio Turnover Rate	89%
Total Advisory Fees Paid	$1,504,123

What did the Fund invest in?

(as of October 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	6.82%
Consumer Discretionary	10.28%
Consumer Staples	6.85%
Energy	4.48%
Financials	18.83%
Health Care	10.14%
Industrials	16.69%
Information Technology	10.64%
Materials	7.39%
Real Estate	1.94%
Utilities	2.79%
Repurchase Agreements	3.15%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class C

LICCX

Lord Abbett International Equity Fund

Annual Shareholder Report

October 31, 2024

lordabbett.com/FundDocuments

TSR-A-1420-C

12/24

Class F

LICFX

Lord Abbett International Equity Fund

Annual Shareholder Report

October 31, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett International Equity Fund for the period of November 1, 2023 to October 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$90	0.79%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Fund returned 27.19%, reflecting performance at the net asset value (NAV) of Class F shares, compared to the 24.33% of a securities market index with investment characteristics similar to those of the Fund, the MSCI ACWI Ex USA Index with Net Dividends. The Fund's broad-based securities market index, the MSCI EAFE Net Index, returned 22.97% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy, leading the market to adjust its expectations of future interest rate cuts by global central banks. In Europe, gross domestic product notched its sixth consecutive positive reading, expanding by 0.2% in the second quarter. Additionally, the European Central Bank lowered interest rates by 25 basis points in June, September, and October, in line with expectations. Against this backdrop, global equity markets delivered strong returns.

Top contributors to performance: Security selection within the Industrials sector contributed to relative performance, led by an overweight allocation to Hitachi, Ltd. Security selection within the Information Technology sector also contributed to relative performance, led by an overweight allocation NVIDIA Corp.

Top detractors from performance: Security selection within the Financials sector detracted from relative performance, led by an overweight allocation to Grupo Financiero Banorte SAB de CV. Security selection within the Consumer Staples sector also detracted from relative performance, led by an overweight allocation to L’Oreal S.A.

Fund Performance

Total Return Based on $10,000 Investment

	Class F	MSCI ACWI Ex USA Index with Net Dividends	MSCI ACWI Ex USA Index with Gross Dividends	MSCI EAFE Net Index
10/31/2014	$10,000	$10,000	$10,000	$10,000
11/30/2014	$10,045	$10,072	$10,073	$10,136
12/31/2014	$9,578	$9,709	$9,714	$9,785
1/31/2015	$9,708	$9,695	$9,701	$9,833
2/28/2015	$10,144	$10,213	$10,221	$10,421
3/31/2015	$9,945	$10,048	$10,063	$10,262
4/30/2015	$10,351	$10,556	$10,578	$10,681
5/31/2015	$10,205	$10,391	$10,422	$10,627
6/30/2015	$9,922	$10,101	$10,136	$10,325
7/31/2015	$9,999	$10,073	$10,110	$10,540
8/31/2015	$9,303	$9,303	$9,339	$9,765
9/30/2015	$9,043	$8,872	$8,909	$9,269
10/31/2015	$9,601	$9,532	$9,574	$9,993
11/30/2015	$9,471	$9,335	$9,377	$9,838
12/31/2015	$9,345	$9,160	$9,203	$9,705
1/31/2016	$8,894	$8,536	$8,578	$9,003
2/29/2016	$8,607	$8,439	$8,483	$8,838
3/31/2016	$9,073	$9,125	$9,179	$9,414
4/30/2016	$9,127	$9,365	$9,429	$9,686
5/31/2016	$9,174	$9,207	$9,279	$9,598
6/30/2016	$8,816	$9,066	$9,142	$9,276
7/31/2016	$9,298	$9,515	$9,596	$9,746
8/31/2016	$9,352	$9,575	$9,659	$9,753
9/30/2016	$9,446	$9,693	$9,782	$9,873
10/31/2016	$9,290	$9,554	$9,642	$9,671
11/30/2016	$8,933	$9,333	$9,421	$9,478
12/31/2016	$9,199	$9,571	$9,665	$9,802
1/31/2017	$9,453	$9,910	$10,008	$10,087
2/28/2017	$9,501	$10,068	$10,169	$10,231
3/31/2017	$9,732	$10,324	$10,436	$10,513
4/30/2017	$10,018	$10,545	$10,666	$10,780
5/31/2017	$10,249	$10,887	$11,023	$11,176
6/30/2017	$10,257	$10,920	$11,062	$11,156
7/31/2017	$10,647	$11,323	$11,473	$11,478
8/31/2017	$10,734	$11,382	$11,535	$11,473
9/30/2017	$11,021	$11,594	$11,754	$11,759
10/31/2017	$11,164	$11,812	$11,976	$11,937
11/30/2017	$11,371	$11,908	$12,075	$12,063
12/31/2017	$11,525	$12,174	$12,349	$12,256
1/31/2018	$12,150	$12,852	$13,038	$12,871
2/28/2018	$11,476	$12,246	$12,425	$12,290
3/31/2018	$11,419	$12,030	$12,216	$12,069
4/30/2018	$11,476	$12,222	$12,421	$12,344
5/31/2018	$11,200	$11,940	$12,147	$12,067
6/30/2018	$10,834	$11,715	$11,923	$11,919
7/31/2018	$10,988	$11,995	$12,212	$12,213
8/31/2018	$10,891	$11,745	$11,959	$11,977
9/30/2018	$10,883	$11,798	$12,019	$12,081
10/31/2018	$9,850	$10,838	$11,042	$11,119
11/30/2018	$9,875	$10,941	$11,149	$11,105
12/31/2018	$9,452	$10,446	$10,648	$10,566
1/31/2019	$10,034	$11,235	$11,454	$11,260
2/28/2019	$10,234	$11,454	$11,680	$11,548
3/31/2019	$10,359	$11,523	$11,759	$11,620
4/30/2019	$10,650	$11,827	$12,079	$11,947
5/31/2019	$10,109	$11,193	$11,443	$11,373
6/30/2019	$10,825	$11,866	$12,138	$12,048
7/31/2019	$10,567	$11,723	$11,995	$11,895
8/31/2019	$10,417	$11,361	$11,627	$11,587
9/30/2019	$10,558	$11,653	$11,932	$11,919
10/31/2019	$10,925	$12,060	$12,350	$12,347
11/30/2019	$11,016	$12,166	$12,461	$12,486
12/31/2019	$11,498	$12,693	$13,004	$12,892
1/31/2020	$11,118	$12,352	$12,656	$12,623
2/29/2020	$10,441	$11,375	$11,658	$11,482
3/31/2020	$8,987	$9,728	$9,979	$9,949
4/30/2020	$9,630	$10,466	$10,742	$10,592
5/31/2020	$9,993	$10,808	$11,099	$11,053
6/30/2020	$10,627	$11,296	$11,605	$11,430
7/31/2020	$11,194	$11,800	$12,128	$11,696
8/31/2020	$11,625	$12,305	$12,649	$12,297
9/30/2020	$11,473	$12,003	$12,343	$11,978
10/31/2020	$11,295	$11,745	$12,080	$11,500
11/30/2020	$12,673	$13,325	$13,706	$13,282
12/31/2020	$13,462	$14,045	$14,451	$13,900
1/31/2021	$13,377	$14,075	$14,485	$13,752
2/28/2021	$13,693	$14,354	$14,774	$14,060
3/31/2021	$13,856	$14,535	$14,971	$14,383
4/30/2021	$14,335	$14,964	$15,421	$14,816
5/31/2021	$14,900	$15,432	$15,914	$15,299
6/30/2021	$14,695	$15,331	$15,816	$15,127
7/31/2021	$14,832	$15,079	$15,560	$15,241
8/31/2021	$15,157	$15,365	$15,859	$15,510
9/30/2021	$14,558	$14,873	$15,361	$15,060
10/31/2021	$15,071	$15,228	$15,731	$15,430
11/30/2021	$14,455	$14,543	$15,025	$14,712
12/31/2021	$15,076	$15,144	$15,650	$15,465
1/31/2022	$14,340	$14,586	$15,075	$14,718
2/28/2022	$13,719	$14,297	$14,779	$14,458
3/31/2022	$13,632	$14,320	$14,815	$14,551
4/30/2022	$12,759	$13,420	$13,894	$13,609
5/31/2022	$12,866	$13,517	$14,008	$13,711
6/30/2022	$11,867	$12,354	$12,809	$12,439
7/31/2022	$12,304	$12,777	$13,252	$13,059
8/31/2022	$11,770	$12,366	$12,829	$12,439
9/30/2022	$10,733	$11,130	$11,553	$11,275
10/31/2022	$11,218	$11,463	$11,901	$11,881
11/30/2022	$12,614	$12,816	$13,308	$13,220
12/31/2022	$12,245	$12,720	$13,214	$13,230
1/31/2023	$13,275	$13,752	$14,287	$14,302
2/28/2023	$12,720	$13,270	$13,788	$14,003
3/31/2023	$13,077	$13,594	$14,139	$14,350
4/30/2023	$13,246	$13,830	$14,395	$14,755
5/31/2023	$12,800	$13,327	$13,886	$14,131
6/30/2023	$13,404	$13,925	$14,516	$14,774
7/31/2023	$13,662	$14,491	$15,111	$15,252
8/31/2023	$13,236	$13,836	$14,432	$14,668
9/30/2023	$12,671	$13,400	$13,982	$14,167
10/31/2023	$12,215	$12,847	$13,408	$13,592
11/30/2023	$13,216	$14,003	$14,617	$14,854
12/31/2023	$13,780	$14,707	$15,355	$15,643
1/31/2024	$13,860	$14,561	$15,205	$15,733
2/29/2024	$14,618	$14,929	$15,593	$16,021
3/31/2024	$15,264	$15,396	$16,095	$16,548
4/30/2024	$14,799	$15,120	$15,818	$16,124
5/31/2024	$15,466	$15,558	$16,292	$16,749
6/30/2024	$15,415	$15,544	$16,283	$16,479
7/31/2024	$15,698	$15,903	$16,665	$16,962
8/31/2024	$16,112	$16,356	$17,143	$17,514
9/30/2024	$16,303	$16,797	$17,613	$17,675
10/31/2024	$15,536	$15,973	$16,757	$16,714

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class F at NAV	27.19%	7.30%	4.50%
MSCI ACWI Ex USA Index with Net Dividends	24.33%	5.78%	4.79%
MSCI ACWI Ex USA Index with Gross Dividends	24.98%	6.29%	5.30%
MSCI EAFE Net IndexFootnote Reference*	22.97%	6.24%	5.27%
Footnote	Description
Footnote*	The Fund has adopted the MSCI EAFE Net Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of October 31, 2024)

Total Net Assets	$335,438,159
# of Portfolio Holdings	102
Portfolio Turnover Rate	89%
Total Advisory Fees Paid	$1,504,123

What did the Fund invest in?

(as of October 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	6.82%
Consumer Discretionary	10.28%
Consumer Staples	6.85%
Energy	4.48%
Financials	18.83%
Health Care	10.14%
Industrials	16.69%
Information Technology	10.64%
Materials	7.39%
Real Estate	1.94%
Utilities	2.79%
Repurchase Agreements	3.15%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class F

LICFX

Lord Abbett International Equity Fund

Annual Shareholder Report

October 31, 2024

lordabbett.com/FundDocuments

TSR-A-1026-F

12/24

Class F3

LICOX

Lord Abbett International Equity Fund

Annual Shareholder Report

October 31, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett International Equity Fund for the period of November 1, 2023 to October 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$69	0.61%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Fund returned 27.48%, reflecting performance at the net asset value (NAV) of Class F3 shares, compared to the 24.33% of a securities market index with investment characteristics similar to those of the Fund, the MSCI ACWI Ex USA Index with Net Dividends. The Fund's broad-based securities market index, the MSCI EAFE Net Index, returned 22.97% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy, leading the market to adjust its expectations of future interest rate cuts by global central banks. In Europe, gross domestic product notched its sixth consecutive positive reading, expanding by 0.2% in the second quarter. Additionally, the European Central Bank lowered interest rates by 25 basis points in June, September, and October, in line with expectations. Against this backdrop, global equity markets delivered strong returns.

Top contributors to performance: Security selection within the Industrials sector contributed to relative performance, led by an overweight allocation to Hitachi, Ltd. Security selection within the Information Technology sector also contributed to relative performance, led by an overweight allocation NVIDIA Corp.

Top detractors from performance: Security selection within the Financials sector detracted from relative performance, led by an overweight allocation to Grupo Financiero Banorte SAB de CV. Security selection within the Consumer Staples sector also detracted from relative performance, led by an overweight allocation to L’Oreal S.A.

Fund Performance

Total Return Based on $10,000 Investment

	Class F3	MSCI ACWI Ex USA Index with Net Dividends	MSCI ACWI Ex USA Index with Gross Dividends	MSCI EAFE Net Index
4/4/2017	$10,000	$10,000	$10,000	$10,000
4/30/2017	$10,357	$10,221	$10,227	$10,290
5/31/2017	$10,600	$10,553	$10,569	$10,668
6/30/2017	$10,608	$10,585	$10,607	$10,649
7/31/2017	$11,013	$10,976	$11,000	$10,956
8/31/2017	$11,102	$11,033	$11,060	$10,952
9/30/2017	$11,402	$11,238	$11,270	$11,225
10/31/2017	$11,548	$11,450	$11,483	$11,395
11/30/2017	$11,775	$11,542	$11,578	$11,515
12/31/2017	$11,937	$11,800	$11,840	$11,700
1/31/2018	$12,583	$12,458	$12,501	$12,287
2/28/2018	$11,887	$11,870	$11,914	$11,732
3/31/2018	$11,821	$11,661	$11,713	$11,521
4/30/2018	$11,887	$11,847	$11,910	$11,784
5/31/2018	$11,598	$11,573	$11,647	$11,519
6/30/2018	$11,225	$11,356	$11,433	$11,378
7/31/2018	$11,382	$11,627	$11,710	$11,658
8/31/2018	$11,283	$11,384	$11,467	$11,433
9/30/2018	$11,274	$11,436	$11,524	$11,532
10/31/2018	$10,206	$10,506	$10,588	$10,614
11/30/2018	$10,231	$10,605	$10,690	$10,601
12/31/2018	$9,796	$10,125	$10,210	$10,086
1/31/2019	$10,399	$10,890	$10,983	$10,749
2/28/2019	$10,603	$11,103	$11,199	$11,023
3/31/2019	$10,739	$11,169	$11,275	$11,093
4/30/2019	$11,044	$11,464	$11,581	$11,405
5/31/2019	$10,484	$10,849	$10,972	$10,857
6/30/2019	$11,222	$11,502	$11,638	$11,501
7/31/2019	$10,968	$11,363	$11,501	$11,355
8/31/2019	$10,806	$11,012	$11,148	$11,061
9/30/2019	$10,959	$11,295	$11,441	$11,378
10/31/2019	$11,341	$11,690	$11,842	$11,786
11/30/2019	$11,435	$11,793	$11,948	$11,919
12/31/2019	$11,931	$12,303	$12,469	$12,307
1/31/2020	$11,543	$11,973	$12,136	$12,050
2/29/2020	$10,844	$11,026	$11,178	$10,960
3/31/2020	$9,333	$9,430	$9,568	$9,498
4/30/2020	$9,998	$10,144	$10,300	$10,111
5/31/2020	$10,377	$10,476	$10,642	$10,551
6/30/2020	$11,034	$10,950	$11,127	$10,911
7/31/2020	$11,629	$11,438	$11,629	$11,165
8/31/2020	$12,078	$11,928	$12,129	$11,739
9/30/2020	$11,914	$11,635	$11,835	$11,434
10/31/2020	$11,742	$11,384	$11,583	$10,977
11/30/2020	$13,166	$12,916	$13,142	$12,679
12/31/2020	$13,994	$13,614	$13,856	$13,269
1/31/2021	$13,898	$13,644	$13,889	$13,127
2/28/2021	$14,239	$13,914	$14,166	$13,422
3/31/2021	$14,397	$14,089	$14,355	$13,730
4/30/2021	$14,904	$14,504	$14,786	$14,143
5/31/2021	$15,491	$14,958	$15,259	$14,605
6/30/2021	$15,281	$14,861	$15,165	$14,440
7/31/2021	$15,421	$14,616	$14,920	$14,549
8/31/2021	$15,762	$14,894	$15,206	$14,806
9/30/2021	$15,141	$14,417	$14,729	$14,376
10/31/2021	$15,683	$14,761	$15,084	$14,729
11/30/2021	$15,036	$14,096	$14,407	$14,044
12/31/2021	$15,685	$14,679	$15,006	$14,763
1/31/2022	$14,923	$14,138	$14,454	$14,050
2/28/2022	$14,279	$13,858	$14,170	$13,801
3/31/2022	$14,190	$13,880	$14,205	$13,890
4/30/2022	$13,289	$13,009	$13,322	$12,991
5/31/2022	$13,388	$13,102	$13,431	$13,089
6/30/2022	$12,358	$11,975	$12,282	$11,874
7/31/2022	$12,814	$12,385	$12,707	$12,466
8/31/2022	$12,259	$11,987	$12,301	$11,874
9/30/2022	$11,180	$10,789	$11,078	$10,763
10/31/2022	$11,685	$11,111	$11,411	$11,342
11/30/2022	$13,140	$12,423	$12,760	$12,619
12/31/2022	$12,765	$12,330	$12,670	$12,630
1/31/2023	$13,839	$13,330	$13,699	$13,652
2/28/2023	$13,261	$12,862	$13,220	$13,367
3/31/2023	$13,636	$13,177	$13,557	$13,699
4/30/2023	$13,818	$13,405	$13,803	$14,085
5/31/2023	$13,342	$12,918	$13,314	$13,489
6/30/2023	$13,980	$13,498	$13,919	$14,103
7/31/2023	$14,254	$14,046	$14,489	$14,560
8/31/2023	$13,808	$13,412	$13,838	$14,002
9/30/2023	$13,221	$12,988	$13,407	$13,523
10/31/2023	$12,744	$12,452	$12,856	$12,975
11/30/2023	$13,788	$13,573	$14,015	$14,180
12/31/2023	$14,376	$14,255	$14,723	$14,933
1/31/2024	$14,469	$14,114	$14,579	$15,019
2/29/2024	$15,264	$14,471	$14,951	$15,294
3/31/2024	$15,936	$14,923	$15,432	$15,797
4/30/2024	$15,461	$14,656	$15,167	$15,392
5/31/2024	$16,153	$15,081	$15,622	$15,988
6/30/2024	$16,101	$15,067	$15,613	$15,730
7/31/2024	$16,401	$15,415	$15,979	$16,192
8/31/2024	$16,835	$15,854	$16,438	$16,718
9/30/2024	$17,042	$16,281	$16,888	$16,873
10/31/2024	$16,246	$15,482	$16,067	$15,955

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 4/4/17
Class F3 at NAV	27.48%	7.45%	6.62%
MSCI ACWI Ex USA Index with Net Dividends	24.33%	5.78%	5.94%
MSCI ACWI Ex USA Index with Gross Dividends	24.98%	6.29%	6.46%
MSCI EAFE Net IndexFootnote Reference*	22.97%	6.24%	6.36%
Footnote	Description
Footnote*	The Fund has adopted the MSCI EAFE Net Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of October 31, 2024)

Total Net Assets	$335,438,159
# of Portfolio Holdings	102
Portfolio Turnover Rate	89%
Total Advisory Fees Paid	$1,504,123

What did the Fund invest in?

(as of October 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	6.82%
Consumer Discretionary	10.28%
Consumer Staples	6.85%
Energy	4.48%
Financials	18.83%
Health Care	10.14%
Industrials	16.69%
Information Technology	10.64%
Materials	7.39%
Real Estate	1.94%
Utilities	2.79%
Repurchase Agreements	3.15%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class F3

LICOX

Lord Abbett International Equity Fund

Annual Shareholder Report

October 31, 2024

lordabbett.com/FundDocuments

TSR-A-8975-F3

12/24

Class I

LICYX

Lord Abbett International Equity Fund

Annual Shareholder Report

October 31, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett International Equity Fund for the period of November 1, 2023 to October 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$78	0.69%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Fund returned 27.38%, reflecting performance at the net asset value (NAV) of Class I shares, compared to the 24.33% of a securities market index with investment characteristics similar to those of the Fund, the MSCI ACWI Ex USA Index with Net Dividends. The Fund's broad-based securities market index, the MSCI EAFE Net Index, returned 22.97% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy, leading the market to adjust its expectations of future interest rate cuts by global central banks. In Europe, gross domestic product notched its sixth consecutive positive reading, expanding by 0.2% in the second quarter. Additionally, the European Central Bank lowered interest rates by 25 basis points in June, September, and October, in line with expectations. Against this backdrop, global equity markets delivered strong returns.

Top contributors to performance: Security selection within the Industrials sector contributed to relative performance, led by an overweight allocation to Hitachi, Ltd. Security selection within the Information Technology sector also contributed to relative performance, led by an overweight allocation NVIDIA Corp.

Top detractors from performance: Security selection within the Financials sector detracted from relative performance, led by an overweight allocation to Grupo Financiero Banorte SAB de CV. Security selection within the Consumer Staples sector also detracted from relative performance, led by an overweight allocation to L’Oreal S.A.

Fund Performance

Total Return Based on $10,000 Investment

	Class I	MSCI ACWI Ex USA Index with Net Dividends	MSCI ACWI Ex USA Index with Gross Dividends	MSCI EAFE Net Index
10/31/2014	$10,000	$10,000	$10,000	$10,000
11/30/2014	$10,052	$10,072	$10,073	$10,136
12/31/2014	$9,586	$9,709	$9,714	$9,785
1/31/2015	$9,715	$9,695	$9,701	$9,833
2/28/2015	$10,153	$10,213	$10,221	$10,421
3/31/2015	$9,957	$10,048	$10,063	$10,262
4/30/2015	$10,357	$10,556	$10,578	$10,681
5/31/2015	$10,213	$10,391	$10,422	$10,627
6/30/2015	$9,934	$10,101	$10,136	$10,325
7/31/2015	$10,009	$10,073	$10,110	$10,540
8/31/2015	$9,314	$9,303	$9,339	$9,765
9/30/2015	$9,058	$8,872	$8,909	$9,269
10/31/2015	$9,617	$9,532	$9,574	$9,993
11/30/2015	$9,488	$9,335	$9,377	$9,838
12/31/2015	$9,359	$9,160	$9,203	$9,705
1/31/2016	$8,906	$8,536	$8,578	$9,003
2/29/2016	$8,622	$8,439	$8,483	$8,838
3/31/2016	$9,091	$9,125	$9,179	$9,414
4/30/2016	$9,144	$9,365	$9,429	$9,686
5/31/2016	$9,190	$9,207	$9,279	$9,598
6/30/2016	$8,837	$9,066	$9,142	$9,276
7/31/2016	$9,321	$9,515	$9,596	$9,746
8/31/2016	$9,375	$9,575	$9,659	$9,753
9/30/2016	$9,467	$9,693	$9,782	$9,873
10/31/2016	$9,313	$9,554	$9,642	$9,671
11/30/2016	$8,952	$9,333	$9,421	$9,478
12/31/2016	$9,217	$9,571	$9,665	$9,802
1/31/2017	$9,476	$9,910	$10,008	$10,087
2/28/2017	$9,524	$10,068	$10,169	$10,231
3/31/2017	$9,760	$10,324	$10,436	$10,513
4/30/2017	$10,043	$10,545	$10,666	$10,780
5/31/2017	$10,279	$10,887	$11,023	$11,176
6/30/2017	$10,287	$10,920	$11,062	$11,156
7/31/2017	$10,681	$11,323	$11,473	$11,478
8/31/2017	$10,767	$11,382	$11,535	$11,473
9/30/2017	$11,058	$11,594	$11,754	$11,759
10/31/2017	$11,200	$11,812	$11,976	$11,937
11/30/2017	$11,413	$11,908	$12,075	$12,063
12/31/2017	$11,569	$12,174	$12,349	$12,256
1/31/2018	$12,197	$12,852	$13,038	$12,871
2/28/2018	$11,521	$12,246	$12,425	$12,290
3/31/2018	$11,464	$12,030	$12,216	$12,069
4/30/2018	$11,521	$12,222	$12,421	$12,344
5/31/2018	$11,247	$11,940	$12,147	$12,067
6/30/2018	$10,885	$11,715	$11,923	$11,919
7/31/2018	$11,030	$11,995	$12,212	$12,213
8/31/2018	$10,941	$11,745	$11,959	$11,977
9/30/2018	$10,933	$11,798	$12,019	$12,081
10/31/2018	$9,896	$10,838	$11,042	$11,119
11/30/2018	$9,920	$10,941	$11,149	$11,105
12/31/2018	$9,496	$10,446	$10,648	$10,566
1/31/2019	$10,082	$11,235	$11,454	$11,260
2/28/2019	$10,279	$11,454	$11,680	$11,548
3/31/2019	$10,411	$11,523	$11,759	$11,620
4/30/2019	$10,708	$11,827	$12,079	$11,947
5/31/2019	$10,164	$11,193	$11,443	$11,373
6/30/2019	$10,881	$11,866	$12,138	$12,048
7/31/2019	$10,626	$11,723	$11,995	$11,895
8/31/2019	$10,477	$11,361	$11,627	$11,587
9/30/2019	$10,617	$11,653	$11,932	$11,919
10/31/2019	$10,988	$12,060	$12,350	$12,347
11/30/2019	$11,079	$12,166	$12,461	$12,486
12/31/2019	$11,560	$12,693	$13,004	$12,892
1/31/2020	$11,182	$12,352	$12,656	$12,623
2/29/2020	$10,503	$11,375	$11,658	$11,482
3/31/2020	$9,045	$9,728	$9,979	$9,949
4/30/2020	$9,690	$10,466	$10,742	$10,592
5/31/2020	$10,059	$10,808	$11,099	$11,053
6/30/2020	$10,696	$11,296	$11,605	$11,430
7/31/2020	$11,266	$11,800	$12,128	$11,696
8/31/2020	$11,702	$12,305	$12,649	$12,297
9/30/2020	$11,551	$12,003	$12,343	$11,978
10/31/2020	$11,375	$11,745	$12,080	$11,500
11/30/2020	$12,758	$13,325	$13,706	$13,282
12/31/2020	$13,560	$14,045	$14,451	$13,900
1/31/2021	$13,467	$14,075	$14,485	$13,752
2/28/2021	$13,790	$14,354	$14,774	$14,060
3/31/2021	$13,951	$14,535	$14,971	$14,383
4/30/2021	$14,435	$14,964	$15,421	$14,816
5/31/2021	$15,005	$15,432	$15,914	$15,299
6/30/2021	$14,801	$15,331	$15,816	$15,127
7/31/2021	$14,937	$15,079	$15,560	$15,241
8/31/2021	$15,268	$15,365	$15,859	$15,510
9/30/2021	$14,673	$14,873	$15,361	$15,060
10/31/2021	$15,192	$15,228	$15,731	$15,430
11/30/2021	$14,563	$14,543	$15,025	$14,712
12/31/2021	$15,190	$15,144	$15,650	$15,465
1/31/2022	$14,450	$14,586	$15,075	$14,718
2/28/2022	$13,825	$14,297	$14,779	$14,458
3/31/2022	$13,748	$14,320	$14,815	$14,551
4/30/2022	$12,864	$13,420	$13,894	$13,609
5/31/2022	$12,969	$13,517	$14,008	$13,711
6/30/2022	$11,969	$12,354	$12,809	$12,439
7/31/2022	$12,412	$12,777	$13,252	$13,059
8/31/2022	$11,873	$12,366	$12,829	$12,439
9/30/2022	$10,825	$11,130	$11,553	$11,275
10/31/2022	$11,316	$11,463	$11,901	$11,881
11/30/2022	$12,729	$12,816	$13,308	$13,220
12/31/2022	$12,361	$12,720	$13,214	$13,230
1/31/2023	$13,404	$13,752	$14,287	$14,302
2/28/2023	$12,843	$13,270	$13,788	$14,003
3/31/2023	$13,207	$13,594	$14,139	$14,350
4/30/2023	$13,374	$13,830	$14,395	$14,755
5/31/2023	$12,922	$13,327	$13,886	$14,131
6/30/2023	$13,531	$13,925	$14,516	$14,774
7/31/2023	$13,797	$14,491	$15,111	$15,252
8/31/2023	$13,364	$13,836	$14,432	$14,668
9/30/2023	$12,794	$13,400	$13,982	$14,167
10/31/2023	$12,332	$12,847	$13,408	$13,592
11/30/2023	$13,345	$14,003	$14,617	$14,854
12/31/2023	$13,913	$14,707	$15,355	$15,643
1/31/2024	$14,003	$14,561	$15,205	$15,733
2/29/2024	$14,765	$14,929	$15,593	$16,021
3/31/2024	$15,417	$15,396	$16,095	$16,548
4/30/2024	$14,956	$15,120	$15,818	$16,124
5/31/2024	$15,628	$15,558	$16,292	$16,749
6/30/2024	$15,578	$15,544	$16,283	$16,479
7/31/2024	$15,859	$15,903	$16,665	$16,962
8/31/2024	$16,280	$16,356	$17,143	$17,514
9/30/2024	$16,481	$16,797	$17,613	$17,675
10/31/2024	$15,708	$15,973	$16,757	$16,714

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class I at NAV	27.38%	7.41%	4.62%
MSCI ACWI Ex USA Index with Net Dividends	24.33%	5.78%	4.79%
MSCI ACWI Ex USA Index with Gross Dividends	24.98%	6.29%	5.30%
MSCI EAFE Net IndexFootnote Reference*	22.97%	6.24%	5.27%
Footnote	Description
Footnote*	The Fund has adopted the MSCI EAFE Net Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of October 31, 2024)

Total Net Assets	$335,438,159
# of Portfolio Holdings	102
Portfolio Turnover Rate	89%
Total Advisory Fees Paid	$1,504,123

What did the Fund invest in?

(as of October 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	6.82%
Consumer Discretionary	10.28%
Consumer Staples	6.85%
Energy	4.48%
Financials	18.83%
Health Care	10.14%
Industrials	16.69%
Information Technology	10.64%
Materials	7.39%
Real Estate	1.94%
Utilities	2.79%
Repurchase Agreements	3.15%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class I

LICYX

Lord Abbett International Equity Fund

Annual Shareholder Report

October 31, 2024

lordabbett.com/FundDocuments

TSR-A-1422-I

12/24

Class P

LICPX

Lord Abbett International Equity Fund

Annual Shareholder Report

October 31, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett International Equity Fund for the period of November 1, 2023 to October 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$126	1.11%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Fund returned 26.81%, reflecting performance at the net asset value (NAV) of Class P shares, compared to the 24.33% of a securities market index with investment characteristics similar to those of the Fund, the MSCI ACWI Ex USA Index with Net Dividends. The Fund's broad-based securities market index, the MSCI EAFE Net Index, returned 22.97% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy, leading the market to adjust its expectations of future interest rate cuts by global central banks. In Europe, gross domestic product notched its sixth consecutive positive reading, expanding by 0.2% in the second quarter. Additionally, the European Central Bank lowered interest rates by 25 basis points in June, September, and October, in line with expectations. Against this backdrop, global equity markets delivered strong returns.

Top contributors to performance: Security selection within the Industrials sector contributed to relative performance, led by an overweight allocation to Hitachi, Ltd. Security selection within the Information Technology sector also contributed to relative performance, led by an overweight allocation NVIDIA Corp.

Top detractors from performance: Security selection within the Financials sector detracted from relative performance, led by an overweight allocation to Grupo Financiero Banorte SAB de CV. Security selection within the Consumer Staples sector also detracted from relative performance, led by an overweight allocation to L’Oreal S.A.

Fund Performance

Total Return Based on $10,000 Investment

	Class P	MSCI ACWI Ex USA Index with Net Dividends	MSCI ACWI Ex USA Index with Gross Dividends	MSCI EAFE Net Index
10/31/2014	$10,000	$10,000	$10,000	$10,000
11/30/2014	$10,045	$10,072	$10,073	$10,136
12/31/2014	$9,577	$9,709	$9,714	$9,785
1/31/2015	$9,698	$9,695	$9,701	$9,833
2/28/2015	$10,137	$10,213	$10,221	$10,421
3/31/2015	$9,933	$10,048	$10,063	$10,262
4/30/2015	$10,326	$10,556	$10,578	$10,681
5/31/2015	$10,183	$10,391	$10,422	$10,627
6/30/2015	$9,895	$10,101	$10,136	$10,325
7/31/2015	$9,971	$10,073	$10,110	$10,540
8/31/2015	$9,274	$9,303	$9,339	$9,765
9/30/2015	$9,009	$8,872	$8,909	$9,269
10/31/2015	$9,562	$9,532	$9,574	$9,993
11/30/2015	$9,433	$9,335	$9,377	$9,838
12/31/2015	$9,297	$9,160	$9,203	$9,705
1/31/2016	$8,845	$8,536	$8,578	$9,003
2/29/2016	$8,554	$8,439	$8,483	$8,838
3/31/2016	$9,021	$9,125	$9,179	$9,414
4/30/2016	$9,067	$9,365	$9,429	$9,686
5/31/2016	$9,113	$9,207	$9,279	$9,598
6/30/2016	$8,753	$9,066	$9,142	$9,276
7/31/2016	$9,228	$9,515	$9,596	$9,746
8/31/2016	$9,282	$9,575	$9,659	$9,753
9/30/2016	$9,366	$9,693	$9,782	$9,873
10/31/2016	$9,213	$9,554	$9,642	$9,671
11/30/2016	$8,853	$9,333	$9,421	$9,478
12/31/2016	$9,111	$9,571	$9,665	$9,802
1/31/2017	$9,361	$9,910	$10,008	$10,087
2/28/2017	$9,408	$10,068	$10,169	$10,231
3/31/2017	$9,627	$10,324	$10,436	$10,513
4/30/2017	$9,908	$10,545	$10,666	$10,780
5/31/2017	$10,134	$10,887	$11,023	$11,176
6/30/2017	$10,134	$10,920	$11,062	$11,156
7/31/2017	$10,517	$11,323	$11,473	$11,478
8/31/2017	$10,603	$11,382	$11,535	$11,473
9/30/2017	$10,885	$11,594	$11,754	$11,759
10/31/2017	$11,017	$11,812	$11,976	$11,937
11/30/2017	$11,221	$11,908	$12,075	$12,063
12/31/2017	$11,374	$12,174	$12,349	$12,256
1/31/2018	$11,986	$12,852	$13,038	$12,871
2/28/2018	$11,310	$12,246	$12,425	$12,290
3/31/2018	$11,246	$12,030	$12,216	$12,069
4/30/2018	$11,302	$12,222	$12,421	$12,344
5/31/2018	$11,024	$11,940	$12,147	$12,067
6/30/2018	$10,666	$11,715	$11,923	$11,919
7/31/2018	$10,809	$11,995	$12,212	$12,213
8/31/2018	$10,714	$11,745	$11,959	$11,977
9/30/2018	$10,698	$11,798	$12,019	$12,081
10/31/2018	$9,680	$10,838	$11,042	$11,119
11/30/2018	$9,703	$10,941	$11,149	$11,105
12/31/2018	$9,278	$10,446	$10,648	$10,566
1/31/2019	$9,853	$11,235	$11,454	$11,260
2/28/2019	$10,040	$11,454	$11,680	$11,548
3/31/2019	$10,161	$11,523	$11,759	$11,620
4/30/2019	$10,445	$11,827	$12,079	$11,947
5/31/2019	$9,918	$11,193	$11,443	$11,373
6/30/2019	$10,607	$11,866	$12,138	$12,048
7/31/2019	$10,356	$11,723	$11,995	$11,895
8/31/2019	$10,202	$11,361	$11,627	$11,587
9/30/2019	$10,340	$11,653	$11,932	$11,919
10/31/2019	$10,696	$12,060	$12,350	$12,347
11/30/2019	$10,785	$12,166	$12,461	$12,486
12/31/2019	$11,242	$12,693	$13,004	$12,892
1/31/2020	$10,873	$12,352	$12,656	$12,623
2/29/2020	$10,208	$11,375	$11,658	$11,482
3/31/2020	$8,780	$9,728	$9,979	$9,949
4/30/2020	$9,412	$10,466	$10,742	$10,592
5/31/2020	$9,757	$10,808	$11,099	$11,053
6/30/2020	$10,372	$11,296	$11,605	$11,430
7/31/2020	$10,922	$11,800	$12,128	$11,696
8/31/2020	$11,341	$12,305	$12,649	$12,297
9/30/2020	$11,185	$12,003	$12,343	$11,978
10/31/2020	$11,012	$11,745	$12,080	$11,500
11/30/2020	$12,350	$13,325	$13,706	$13,282
12/31/2020	$13,122	$14,045	$14,451	$13,900
1/31/2021	$13,022	$14,075	$14,485	$13,752
2/28/2021	$13,337	$14,354	$14,774	$14,060
3/31/2021	$13,486	$14,535	$14,971	$14,383
4/30/2021	$13,949	$14,964	$15,421	$14,816
5/31/2021	$14,487	$15,432	$15,914	$15,299
6/30/2021	$14,288	$15,331	$15,816	$15,127
7/31/2021	$14,412	$15,079	$15,560	$15,241
8/31/2021	$14,727	$15,365	$15,859	$15,510
9/30/2021	$14,139	$14,873	$15,361	$15,060
10/31/2021	$14,636	$15,228	$15,731	$15,430
11/30/2021	$14,023	$14,543	$15,025	$14,712
12/31/2021	$14,623	$15,144	$15,650	$15,465
1/31/2022	$13,905	$14,586	$15,075	$14,718
2/28/2022	$13,299	$14,297	$14,779	$14,458
3/31/2022	$13,215	$14,320	$14,815	$14,551
4/30/2022	$12,366	$13,420	$13,894	$13,609
5/31/2022	$12,460	$13,517	$14,008	$13,711
6/30/2022	$11,490	$12,354	$12,809	$12,439
7/31/2022	$11,909	$12,777	$13,252	$13,059
8/31/2022	$11,396	$12,366	$12,829	$12,439
9/30/2022	$10,380	$11,130	$11,553	$11,275
10/31/2022	$10,846	$11,463	$11,901	$11,881
11/30/2022	$12,189	$12,816	$13,308	$13,220
12/31/2022	$11,832	$12,720	$13,214	$13,230
1/31/2023	$12,829	$13,752	$14,287	$14,302
2/28/2023	$12,288	$13,270	$13,788	$14,003
3/31/2023	$12,630	$13,594	$14,139	$14,350
4/30/2023	$12,791	$13,830	$14,395	$14,755
5/31/2023	$12,355	$13,327	$13,886	$14,131
6/30/2023	$12,934	$13,925	$14,516	$14,774
7/31/2023	$13,181	$14,491	$15,111	$15,252
8/31/2023	$12,763	$13,836	$14,432	$14,668
9/30/2023	$12,212	$13,400	$13,982	$14,167
10/31/2023	$11,775	$12,847	$13,408	$13,592
11/30/2023	$12,734	$14,003	$14,617	$14,854
12/31/2023	$13,273	$14,707	$15,355	$15,643
1/31/2024	$13,350	$14,561	$15,205	$15,733
2/29/2024	$14,073	$14,929	$15,593	$16,021
3/31/2024	$14,691	$15,396	$16,095	$16,548
4/30/2024	$14,237	$15,120	$15,818	$16,124
5/31/2024	$14,874	$15,558	$16,292	$16,749
6/30/2024	$14,826	$15,544	$16,283	$16,479
7/31/2024	$15,086	$15,903	$16,665	$16,962
8/31/2024	$15,482	$16,356	$17,143	$17,514
9/30/2024	$15,665	$16,797	$17,613	$17,675
10/31/2024	$14,932	$15,973	$16,757	$16,714

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class P at NAV	26.81%	6.90%	4.09%
MSCI ACWI Ex USA Index with Net Dividends	24.33%	5.78%	4.79%
MSCI ACWI Ex USA Index with Gross Dividends	24.98%	6.29%	5.30%
MSCI EAFE Net IndexFootnote Reference*	22.97%	6.24%	5.27%
Footnote	Description
Footnote*	The Fund has adopted the MSCI EAFE Net Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of October 31, 2024)

Total Net Assets	$335,438,159
# of Portfolio Holdings	102
Portfolio Turnover Rate	89%
Total Advisory Fees Paid	$1,504,123

What did the Fund invest in?

(as of October 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	6.82%
Consumer Discretionary	10.28%
Consumer Staples	6.85%
Energy	4.48%
Financials	18.83%
Health Care	10.14%
Industrials	16.69%
Information Technology	10.64%
Materials	7.39%
Real Estate	1.94%
Utilities	2.79%
Repurchase Agreements	3.15%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class P

LICPX

Lord Abbett International Equity Fund

Annual Shareholder Report

October 31, 2024

lordabbett.com/FundDocuments

TSR-A-1421-P

12/24

Class R2

LICQX

Lord Abbett International Equity Fund

Annual Shareholder Report

October 31, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett International Equity Fund for the period of November 1, 2023 to October 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R2	$146	1.29%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Fund returned 26.64%, reflecting performance at the net asset value (NAV) of Class R2 shares, compared to the 24.33% of a securities market index with investment characteristics similar to those of the Fund, the MSCI ACWI Ex USA Index with Net Dividends. The Fund's broad-based securities market index, the MSCI EAFE Net Index, returned 22.97% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy, leading the market to adjust its expectations of future interest rate cuts by global central banks. In Europe, gross domestic product notched its sixth consecutive positive reading, expanding by 0.2% in the second quarter. Additionally, the European Central Bank lowered interest rates by 25 basis points in June, September, and October, in line with expectations. Against this backdrop, global equity markets delivered strong returns.

Top contributors to performance: Security selection within the Industrials sector contributed to relative performance, led by an overweight allocation to Hitachi, Ltd. Security selection within the Information Technology sector also contributed to relative performance, led by an overweight allocation NVIDIA Corp.

Top detractors from performance: Security selection within the Financials sector detracted from relative performance, led by an overweight allocation to Grupo Financiero Banorte SAB de CV. Security selection within the Consumer Staples sector also detracted from relative performance, led by an overweight allocation to L’Oreal S.A.

Fund Performance

Total Return Based on $10,000 Investment

	Class R2	MSCI ACWI Ex USA Index with Net Dividends	MSCI ACWI Ex USA Index with Gross Dividends	MSCI EAFE Net Index
10/31/2014	$10,000	$10,000	$10,000	$10,000
11/30/2014	$10,038	$10,072	$10,073	$10,136
12/31/2014	$9,567	$9,709	$9,714	$9,785
1/31/2015	$9,696	$9,695	$9,701	$9,833
2/28/2015	$10,129	$10,213	$10,221	$10,421
3/31/2015	$9,924	$10,048	$10,063	$10,262
4/30/2015	$10,319	$10,556	$10,578	$10,681
5/31/2015	$10,174	$10,391	$10,422	$10,627
6/30/2015	$9,886	$10,101	$10,136	$10,325
7/31/2015	$9,969	$10,073	$10,110	$10,540
8/31/2015	$9,256	$9,303	$9,339	$9,765
9/30/2015	$8,997	$8,872	$8,909	$9,269
10/31/2015	$9,552	$9,532	$9,574	$9,993
11/30/2015	$9,415	$9,335	$9,377	$9,838
12/31/2015	$9,276	$9,160	$9,203	$9,705
1/31/2016	$8,832	$8,536	$8,578	$9,003
2/29/2016	$8,541	$8,439	$8,483	$8,838
3/31/2016	$9,000	$9,125	$9,179	$9,414
4/30/2016	$9,046	$9,365	$9,429	$9,686
5/31/2016	$9,092	$9,207	$9,279	$9,598
6/30/2016	$8,732	$9,066	$9,142	$9,276
7/31/2016	$9,207	$9,515	$9,596	$9,746
8/31/2016	$9,253	$9,575	$9,659	$9,753
9/30/2016	$9,337	$9,693	$9,782	$9,873
10/31/2016	$9,184	$9,554	$9,642	$9,671
11/30/2016	$8,824	$9,333	$9,421	$9,478
12/31/2016	$9,077	$9,571	$9,665	$9,802
1/31/2017	$9,327	$9,910	$10,008	$10,087
2/28/2017	$9,373	$10,068	$10,169	$10,231
3/31/2017	$9,592	$10,324	$10,436	$10,513
4/30/2017	$9,865	$10,545	$10,666	$10,780
5/31/2017	$10,091	$10,887	$11,023	$11,176
6/30/2017	$10,091	$10,920	$11,062	$11,156
7/31/2017	$10,474	$11,323	$11,473	$11,478
8/31/2017	$10,552	$11,382	$11,535	$11,473
9/30/2017	$10,833	$11,594	$11,754	$11,759
10/31/2017	$10,966	$11,812	$11,976	$11,937
11/30/2017	$11,168	$11,908	$12,075	$12,063
12/31/2017	$11,315	$12,174	$12,349	$12,256
1/31/2018	$11,918	$12,852	$13,038	$12,871
2/28/2018	$11,252	$12,246	$12,425	$12,290
3/31/2018	$11,189	$12,030	$12,216	$12,069
4/30/2018	$11,244	$12,222	$12,421	$12,344
5/31/2018	$10,959	$11,940	$12,147	$12,067
6/30/2018	$10,602	$11,715	$11,923	$11,919
7/31/2018	$10,745	$11,995	$12,212	$12,213
8/31/2018	$10,649	$11,745	$11,959	$11,977
9/30/2018	$10,633	$11,798	$12,019	$12,081
10/31/2018	$9,619	$10,838	$11,042	$11,119
11/30/2018	$9,642	$10,941	$11,149	$11,105
12/31/2018	$9,217	$10,446	$10,648	$10,566
1/31/2019	$9,789	$11,235	$11,454	$11,260
2/28/2019	$9,974	$11,454	$11,680	$11,548
3/31/2019	$10,095	$11,523	$11,759	$11,620
4/30/2019	$10,377	$11,827	$12,079	$11,947
5/31/2019	$9,845	$11,193	$11,443	$11,373
6/30/2019	$10,530	$11,866	$12,138	$12,048
7/31/2019	$10,280	$11,723	$11,995	$11,895
8/31/2019	$10,127	$11,361	$11,627	$11,587
9/30/2019	$10,264	$11,653	$11,932	$11,919
10/31/2019	$10,611	$12,060	$12,350	$12,347
11/30/2019	$10,699	$12,166	$12,461	$12,486
12/31/2019	$11,159	$12,693	$13,004	$12,892
1/31/2020	$10,784	$12,352	$12,656	$12,623
2/29/2020	$10,124	$11,375	$11,658	$11,482
3/31/2020	$8,705	$9,728	$9,979	$9,949
4/30/2020	$9,333	$10,466	$10,742	$10,592
5/31/2020	$9,675	$10,808	$11,099	$11,053
6/30/2020	$10,287	$11,296	$11,605	$11,430
7/31/2020	$10,833	$11,800	$12,128	$11,696
8/31/2020	$11,240	$12,305	$12,649	$12,297
9/30/2020	$11,086	$12,003	$12,343	$11,978
10/31/2020	$10,914	$11,745	$12,080	$11,500
11/30/2020	$12,235	$13,325	$13,706	$13,282
12/31/2020	$13,000	$14,045	$14,451	$13,900
1/31/2021	$12,902	$14,075	$14,485	$13,752
2/28/2021	$13,205	$14,354	$14,774	$14,060
3/31/2021	$13,353	$14,535	$14,971	$14,383
4/30/2021	$13,812	$14,964	$15,421	$14,816
5/31/2021	$14,344	$15,432	$15,914	$15,299
6/30/2021	$14,140	$15,331	$15,816	$15,127
7/31/2021	$14,262	$15,079	$15,560	$15,241
8/31/2021	$14,574	$15,365	$15,859	$15,510
9/30/2021	$13,992	$14,873	$15,361	$15,060
10/31/2021	$14,484	$15,228	$15,731	$15,430
11/30/2021	$13,877	$14,543	$15,025	$14,712
12/31/2021	$14,467	$15,144	$15,650	$15,465
1/31/2022	$13,756	$14,586	$15,075	$14,718
2/28/2022	$13,157	$14,297	$14,779	$14,458
3/31/2022	$13,064	$14,320	$14,815	$14,551
4/30/2022	$12,225	$13,420	$13,894	$13,609
5/31/2022	$12,317	$13,517	$14,008	$13,711
6/30/2022	$11,357	$12,354	$12,809	$12,439
7/31/2022	$11,773	$12,777	$13,252	$13,059
8/31/2022	$11,256	$12,366	$12,829	$12,439
9/30/2022	$10,260	$11,130	$11,553	$11,275
10/31/2022	$10,721	$11,463	$11,901	$11,881
11/30/2022	$12,040	$12,816	$13,308	$13,220
12/31/2022	$11,692	$12,720	$13,214	$13,230
1/31/2023	$12,667	$13,752	$14,287	$14,302
2/28/2023	$12,133	$13,270	$13,788	$14,003
3/31/2023	$12,470	$13,594	$14,139	$14,350
4/30/2023	$12,630	$13,830	$14,395	$14,755
5/31/2023	$12,198	$13,327	$13,886	$14,131
6/30/2023	$12,761	$13,925	$14,516	$14,774
7/31/2023	$13,005	$14,491	$15,111	$15,252
8/31/2023	$12,592	$13,836	$14,432	$14,668
9/30/2023	$12,048	$13,400	$13,982	$14,167
10/31/2023	$11,607	$12,847	$13,408	$13,592
11/30/2023	$12,555	$14,003	$14,617	$14,854
12/31/2023	$13,090	$14,707	$15,355	$15,643
1/31/2024	$13,157	$14,561	$15,205	$15,733
2/29/2024	$13,871	$14,929	$15,593	$16,021
3/31/2024	$14,480	$15,396	$16,095	$16,548
4/30/2024	$14,033	$15,120	$15,818	$16,124
5/31/2024	$14,661	$15,558	$16,292	$16,749
6/30/2024	$14,604	$15,544	$16,283	$16,479
7/31/2024	$14,861	$15,903	$16,665	$16,962
8/31/2024	$15,252	$16,356	$17,143	$17,514
9/30/2024	$15,423	$16,797	$17,613	$17,675
10/31/2024	$14,699	$15,973	$16,757	$16,714

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class R2 at NAV	26.64%	6.74%	3.93%
MSCI ACWI Ex USA Index with Net Dividends	24.33%	5.78%	4.79%
MSCI ACWI Ex USA Index with Gross Dividends	24.98%	6.29%	5.30%
MSCI EAFE Net IndexFootnote Reference*	22.97%	6.24%	5.27%
Footnote	Description
Footnote*	The Fund has adopted the MSCI EAFE Net Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of October 31, 2024)

Total Net Assets	$335,438,159
# of Portfolio Holdings	102
Portfolio Turnover Rate	89%
Total Advisory Fees Paid	$1,504,123

What did the Fund invest in?

(as of October 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	6.82%
Consumer Discretionary	10.28%
Consumer Staples	6.85%
Energy	4.48%
Financials	18.83%
Health Care	10.14%
Industrials	16.69%
Information Technology	10.64%
Materials	7.39%
Real Estate	1.94%
Utilities	2.79%
Repurchase Agreements	3.15%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R2

LICQX

Lord Abbett International Equity Fund

Annual Shareholder Report

October 31, 2024

lordabbett.com/FundDocuments

TSR-A-1096-R2

12/24

Class R3

LICRX

Lord Abbett International Equity Fund

Annual Shareholder Report

October 31, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett International Equity Fund for the period of November 1, 2023 to October 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$135	1.19%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Fund returned 26.68%, reflecting performance at the net asset value (NAV) of Class R3 shares, compared to the 24.33% of a securities market index with investment characteristics similar to those of the Fund, the MSCI ACWI Ex USA Index with Net Dividends. The Fund's broad-based securities market index, the MSCI EAFE Net Index, returned 22.97% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy, leading the market to adjust its expectations of future interest rate cuts by global central banks. In Europe, gross domestic product notched its sixth consecutive positive reading, expanding by 0.2% in the second quarter. Additionally, the European Central Bank lowered interest rates by 25 basis points in June, September, and October, in line with expectations. Against this backdrop, global equity markets delivered strong returns.

Top contributors to performance: Security selection within the Industrials sector contributed to relative performance, led by an overweight allocation to Hitachi, Ltd. Security selection within the Information Technology sector also contributed to relative performance, led by an overweight allocation NVIDIA Corp.

Top detractors from performance: Security selection within the Financials sector detracted from relative performance, led by an overweight allocation to Grupo Financiero Banorte SAB de CV. Security selection within the Consumer Staples sector also detracted from relative performance, led by an overweight allocation to L’Oreal S.A.

Fund Performance

Total Return Based on $10,000 Investment

	Class R3	MSCI ACWI Ex USA Index with Net Dividends	MSCI ACWI Ex USA Index with Gross Dividends	MSCI EAFE Net Index
10/31/2014	$10,000	$10,000	$10,000	$10,000
11/30/2014	$10,046	$10,072	$10,073	$10,136
12/31/2014	$9,572	$9,709	$9,714	$9,785
1/31/2015	$9,703	$9,695	$9,701	$9,833
2/28/2015	$10,134	$10,213	$10,221	$10,421
3/31/2015	$9,934	$10,048	$10,063	$10,262
4/30/2015	$10,326	$10,556	$10,578	$10,681
5/31/2015	$10,180	$10,391	$10,422	$10,627
6/30/2015	$9,895	$10,101	$10,136	$10,325
7/31/2015	$9,972	$10,073	$10,110	$10,540
8/31/2015	$9,265	$9,303	$9,339	$9,765
9/30/2015	$9,003	$8,872	$8,909	$9,269
10/31/2015	$9,565	$9,532	$9,574	$9,993
11/30/2015	$9,426	$9,335	$9,377	$9,838
12/31/2015	$9,295	$9,160	$9,203	$9,705
1/31/2016	$8,844	$8,536	$8,578	$9,003
2/29/2016	$8,549	$8,439	$8,483	$8,838
3/31/2016	$9,015	$9,125	$9,179	$9,414
4/30/2016	$9,062	$9,365	$9,429	$9,686
5/31/2016	$9,109	$9,207	$9,279	$9,598
6/30/2016	$8,751	$9,066	$9,142	$9,276
7/31/2016	$9,225	$9,515	$9,596	$9,746
8/31/2016	$9,272	$9,575	$9,659	$9,753
9/30/2016	$9,357	$9,693	$9,782	$9,873
10/31/2016	$9,202	$9,554	$9,642	$9,671
11/30/2016	$8,844	$9,333	$9,421	$9,478
12/31/2016	$9,105	$9,571	$9,665	$9,802
1/31/2017	$9,351	$9,910	$10,008	$10,087
2/28/2017	$9,398	$10,068	$10,169	$10,231
3/31/2017	$9,621	$10,324	$10,436	$10,513
4/30/2017	$9,898	$10,545	$10,666	$10,780
5/31/2017	$10,128	$10,887	$11,023	$11,176
6/30/2017	$10,128	$10,920	$11,062	$11,156
7/31/2017	$10,509	$11,323	$11,473	$11,478
8/31/2017	$10,588	$11,382	$11,535	$11,473
9/30/2017	$10,874	$11,594	$11,754	$11,759
10/31/2017	$11,009	$11,812	$11,976	$11,937
11/30/2017	$11,207	$11,908	$12,075	$12,063
12/31/2017	$11,355	$12,174	$12,349	$12,256
1/31/2018	$11,968	$12,852	$13,038	$12,871
2/28/2018	$11,298	$12,246	$12,425	$12,290
3/31/2018	$11,234	$12,030	$12,216	$12,069
4/30/2018	$11,290	$12,222	$12,421	$12,344
5/31/2018	$11,008	$11,940	$12,147	$12,067
6/30/2018	$10,653	$11,715	$11,923	$11,919
7/31/2018	$10,790	$11,995	$12,212	$12,213
8/31/2018	$10,701	$11,745	$11,959	$11,977
9/30/2018	$10,685	$11,798	$12,019	$12,081
10/31/2018	$9,668	$10,838	$11,042	$11,119
11/30/2018	$9,684	$10,941	$11,149	$11,105
12/31/2018	$9,266	$10,446	$10,648	$10,566
1/31/2019	$9,834	$11,235	$11,454	$11,260
2/28/2019	$10,023	$11,454	$11,680	$11,548
3/31/2019	$10,146	$11,523	$11,759	$11,620
4/30/2019	$10,434	$11,827	$12,079	$11,947
5/31/2019	$9,900	$11,193	$11,443	$11,373
6/30/2019	$10,590	$11,866	$12,138	$12,048
7/31/2019	$10,335	$11,723	$11,995	$11,895
8/31/2019	$10,179	$11,361	$11,627	$11,587
9/30/2019	$10,319	$11,653	$11,932	$11,919
10/31/2019	$10,672	$12,060	$12,350	$12,347
11/30/2019	$10,763	$12,166	$12,461	$12,486
12/31/2019	$11,225	$12,693	$13,004	$12,892
1/31/2020	$10,851	$12,352	$12,656	$12,623
2/29/2020	$10,185	$11,375	$11,658	$11,482
3/31/2020	$8,762	$9,728	$9,979	$9,949
4/30/2020	$9,386	$10,466	$10,742	$10,592
5/31/2020	$9,736	$10,808	$11,099	$11,053
6/30/2020	$10,343	$11,296	$11,605	$11,430
7/31/2020	$10,892	$11,800	$12,128	$11,696
8/31/2020	$11,308	$12,305	$12,649	$12,297
9/30/2020	$11,158	$12,003	$12,343	$11,978
10/31/2020	$10,984	$11,745	$12,080	$11,500
11/30/2020	$12,315	$13,325	$13,706	$13,282
12/31/2020	$13,085	$14,045	$14,451	$13,900
1/31/2021	$12,984	$14,075	$14,485	$13,752
2/28/2021	$13,295	$14,354	$14,774	$14,060
3/31/2021	$13,446	$14,535	$14,971	$14,383
4/30/2021	$13,908	$14,964	$15,421	$14,816
5/31/2021	$14,445	$15,432	$15,914	$15,299
6/30/2021	$14,243	$15,331	$15,816	$15,127
7/31/2021	$14,369	$15,079	$15,560	$15,241
8/31/2021	$14,680	$15,365	$15,859	$15,510
9/30/2021	$14,092	$14,873	$15,361	$15,060
10/31/2021	$14,587	$15,228	$15,731	$15,430
11/30/2021	$13,983	$14,543	$15,025	$14,712
12/31/2021	$14,575	$15,144	$15,650	$15,465
1/31/2022	$13,864	$14,586	$15,075	$14,718
2/28/2022	$13,258	$14,297	$14,779	$14,458
3/31/2022	$13,172	$14,320	$14,815	$14,551
4/30/2022	$12,329	$13,420	$13,894	$13,609
5/31/2022	$12,414	$13,517	$14,008	$13,711
6/30/2022	$11,457	$12,354	$12,809	$12,439
7/31/2022	$11,865	$12,777	$13,252	$13,059
8/31/2022	$11,353	$12,366	$12,829	$12,439
9/30/2022	$10,348	$11,130	$11,553	$11,275
10/31/2022	$10,813	$11,463	$11,901	$11,881
11/30/2022	$12,149	$12,816	$13,308	$13,220
12/31/2022	$11,791	$12,720	$13,214	$13,230
1/31/2023	$12,785	$13,752	$14,287	$14,302
2/28/2023	$12,244	$13,270	$13,788	$14,003
3/31/2023	$12,582	$13,594	$14,139	$14,350
4/30/2023	$12,746	$13,830	$14,395	$14,755
5/31/2023	$12,302	$13,327	$13,886	$14,131
6/30/2023	$12,881	$13,925	$14,516	$14,774
7/31/2023	$13,132	$14,491	$15,111	$15,252
8/31/2023	$12,707	$13,836	$14,432	$14,668
9/30/2023	$12,167	$13,400	$13,982	$14,167
10/31/2023	$11,723	$12,847	$13,408	$13,592
11/30/2023	$12,678	$14,003	$14,617	$14,854
12/31/2023	$13,215	$14,707	$15,355	$15,643
1/31/2024	$13,293	$14,561	$15,205	$15,733
2/29/2024	$14,008	$14,929	$15,593	$16,021
3/31/2024	$14,625	$15,396	$16,095	$16,548
4/30/2024	$14,175	$15,120	$15,818	$16,124
5/31/2024	$14,802	$15,558	$16,292	$16,749
6/30/2024	$14,753	$15,544	$16,283	$16,479
7/31/2024	$15,017	$15,903	$16,665	$16,962
8/31/2024	$15,409	$16,356	$17,143	$17,514
9/30/2024	$15,585	$16,797	$17,613	$17,675
10/31/2024	$14,851	$15,973	$16,757	$16,714

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class R3 at NAV	26.68%	6.83%	4.03%
MSCI ACWI Ex USA Index with Net Dividends	24.33%	5.78%	4.79%
MSCI ACWI Ex USA Index with Gross Dividends	24.98%	6.29%	5.30%
MSCI EAFE Net IndexFootnote Reference*	22.97%	6.24%	5.27%
Footnote	Description
Footnote*	The Fund has adopted the MSCI EAFE Net Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of October 31, 2024)

Total Net Assets	$335,438,159
# of Portfolio Holdings	102
Portfolio Turnover Rate	89%
Total Advisory Fees Paid	$1,504,123

What did the Fund invest in?

(as of October 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	6.82%
Consumer Discretionary	10.28%
Consumer Staples	6.85%
Energy	4.48%
Financials	18.83%
Health Care	10.14%
Industrials	16.69%
Information Technology	10.64%
Materials	7.39%
Real Estate	1.94%
Utilities	2.79%
Repurchase Agreements	3.15%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R3

LICRX

Lord Abbett International Equity Fund

Annual Shareholder Report

October 31, 2024

lordabbett.com/FundDocuments

TSR-A-2070-R3

12/24

Class R4

LICSX

Lord Abbett International Equity Fund

Annual Shareholder Report

October 31, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett International Equity Fund for the period of November 1, 2023 to October 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$107	0.94%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Fund returned 27.01%, reflecting performance at the net asset value (NAV) of Class R4 shares, compared to the 24.33% of a securities market index with investment characteristics similar to those of the Fund, the MSCI ACWI Ex USA Index with Net Dividends. The Fund's broad-based securities market index, the MSCI EAFE Net Index, returned 22.97% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy, leading the market to adjust its expectations of future interest rate cuts by global central banks. In Europe, gross domestic product notched its sixth consecutive positive reading, expanding by 0.2% in the second quarter. Additionally, the European Central Bank lowered interest rates by 25 basis points in June, September, and October, in line with expectations. Against this backdrop, global equity markets delivered strong returns.

Top contributors to performance: Security selection within the Industrials sector contributed to relative performance, led by an overweight allocation to Hitachi, Ltd. Security selection within the Information Technology sector also contributed to relative performance, led by an overweight allocation NVIDIA Corp.

Top detractors from performance: Security selection within the Financials sector detracted from relative performance, led by an overweight allocation to Grupo Financiero Banorte SAB de CV. Security selection within the Consumer Staples sector also detracted from relative performance, led by an overweight allocation to L’Oreal S.A.

Fund Performance

Total Return Based on $10,000 Investment

	Class R4	MSCI ACWI Ex USA Index with Net Dividends	MSCI ACWI Ex USA Index with Gross Dividends	MSCI EAFE Net Index
6/30/2015	$10,000	$10,000	$10,000	$10,000
7/31/2015	$10,077	$9,972	$9,974	$10,208
8/31/2015	$9,372	$9,210	$9,214	$9,457
9/30/2015	$9,104	$8,783	$8,790	$8,977
10/31/2015	$9,671	$9,437	$9,445	$9,678
11/30/2015	$9,533	$9,242	$9,252	$9,528
12/31/2015	$9,405	$9,068	$9,080	$9,399
1/31/2016	$8,947	$8,451	$8,464	$8,720
2/29/2016	$8,659	$8,355	$8,369	$8,560
3/31/2016	$9,125	$9,034	$9,056	$9,117
4/30/2016	$9,180	$9,271	$9,303	$9,381
5/31/2016	$9,226	$9,115	$9,154	$9,296
6/30/2016	$8,861	$8,975	$9,020	$8,984
7/31/2016	$9,351	$9,419	$9,468	$9,439
8/31/2016	$9,397	$9,479	$9,529	$9,446
9/30/2016	$9,483	$9,596	$9,651	$9,562
10/31/2016	$9,328	$9,458	$9,513	$9,366
11/30/2016	$8,970	$9,239	$9,294	$9,179
12/31/2016	$9,230	$9,475	$9,535	$9,493
1/31/2017	$9,484	$9,811	$9,874	$9,769
2/28/2017	$9,532	$9,967	$10,033	$9,908
3/31/2017	$9,762	$10,220	$10,297	$10,181
4/30/2017	$10,048	$10,439	$10,523	$10,440
5/31/2017	$10,279	$10,778	$10,875	$10,823
6/30/2017	$10,287	$10,811	$10,914	$10,804
7/31/2017	$10,676	$11,210	$11,319	$11,116
8/31/2017	$10,756	$11,268	$11,381	$11,112
9/30/2017	$11,042	$11,477	$11,596	$11,388
10/31/2017	$11,185	$11,694	$11,816	$11,561
11/30/2017	$11,392	$11,788	$11,913	$11,682
12/31/2017	$11,544	$12,052	$12,183	$11,870
1/31/2018	$12,169	$12,723	$12,863	$12,465
2/28/2018	$11,495	$12,123	$12,259	$11,903
3/31/2018	$11,430	$11,909	$12,052	$11,688
4/30/2018	$11,487	$12,099	$12,254	$11,955
5/31/2018	$11,203	$11,820	$11,984	$11,686
6/30/2018	$10,846	$11,598	$11,764	$11,544
7/31/2018	$10,992	$11,875	$12,049	$11,828
8/31/2018	$10,895	$11,627	$11,799	$11,599
9/30/2018	$10,886	$11,680	$11,857	$11,700
10/31/2018	$9,847	$10,730	$10,894	$10,769
11/30/2018	$9,872	$10,831	$10,999	$10,755
12/31/2018	$9,447	$10,341	$10,505	$10,233
1/31/2019	$10,028	$11,122	$11,301	$10,906
2/28/2019	$10,219	$11,340	$11,523	$11,184
3/31/2019	$10,352	$11,407	$11,601	$11,254
4/30/2019	$10,642	$11,709	$11,917	$11,570
5/31/2019	$10,102	$11,080	$11,290	$11,015
6/30/2019	$10,808	$11,747	$11,975	$11,668
7/31/2019	$10,551	$11,605	$11,834	$11,520
8/31/2019	$10,401	$11,247	$11,471	$11,222
9/30/2019	$10,542	$11,536	$11,772	$11,543
10/31/2019	$10,908	$11,939	$12,184	$11,958
11/30/2019	$10,991	$12,044	$12,294	$12,093
12/31/2019	$11,464	$12,566	$12,830	$12,486
1/31/2020	$11,093	$12,228	$12,487	$12,225
2/29/2020	$10,411	$11,261	$11,502	$11,120
3/31/2020	$8,962	$9,631	$9,845	$9,636
4/30/2020	$9,602	$10,361	$10,598	$10,258
5/31/2020	$9,956	$10,700	$10,950	$10,705
6/30/2020	$10,588	$11,183	$11,450	$11,069
7/31/2020	$11,152	$11,682	$11,965	$11,327
8/31/2020	$11,582	$12,182	$12,480	$11,910
9/30/2020	$11,430	$11,883	$12,178	$11,600
10/31/2020	$11,253	$11,627	$11,918	$11,137
11/30/2020	$12,618	$13,191	$13,523	$12,864
12/31/2020	$13,403	$13,904	$14,258	$13,462
1/31/2021	$13,310	$13,934	$14,291	$13,318
2/28/2021	$13,634	$14,210	$14,576	$13,617
3/31/2021	$13,787	$14,390	$14,771	$13,930
4/30/2021	$14,264	$14,813	$15,215	$14,349
5/31/2021	$14,818	$15,277	$15,701	$14,817
6/30/2021	$14,613	$15,178	$15,604	$14,650
7/31/2021	$14,741	$14,928	$15,352	$14,761
8/31/2021	$15,065	$15,211	$15,646	$15,021
9/30/2021	$14,469	$14,724	$15,155	$14,585
10/31/2021	$14,980	$15,076	$15,520	$14,944
11/30/2021	$14,358	$14,397	$14,824	$14,248
12/31/2021	$14,974	$14,992	$15,440	$14,978
1/31/2022	$14,241	$14,439	$14,873	$14,254
2/28/2022	$13,625	$14,153	$14,581	$14,002
3/31/2022	$13,538	$14,176	$14,617	$14,092
4/30/2022	$12,671	$13,286	$13,708	$13,180
5/31/2022	$12,767	$13,381	$13,820	$13,279
6/30/2022	$11,775	$12,230	$12,637	$12,047
7/31/2022	$12,208	$12,649	$13,075	$12,647
8/31/2022	$11,678	$12,242	$12,657	$12,047
9/30/2022	$10,647	$11,019	$11,399	$10,920
10/31/2022	$11,129	$11,348	$11,741	$11,507
11/30/2022	$12,507	$12,688	$13,129	$12,803
12/31/2022	$12,147	$12,593	$13,037	$12,813
1/31/2023	$13,160	$13,614	$14,096	$13,851
2/28/2023	$12,609	$13,136	$13,603	$13,562
3/31/2023	$12,963	$13,457	$13,949	$13,898
4/30/2023	$13,131	$13,691	$14,202	$14,290
5/31/2023	$12,688	$13,193	$13,700	$13,686
6/30/2023	$13,278	$13,785	$14,322	$14,308
7/31/2023	$13,534	$14,346	$14,909	$14,771
8/31/2023	$13,111	$13,698	$14,238	$14,205
9/30/2023	$12,550	$13,265	$13,795	$13,720
10/31/2023	$12,098	$12,718	$13,228	$13,164
11/30/2023	$13,081	$13,863	$14,421	$14,386
12/31/2023	$13,643	$14,559	$15,150	$15,150
1/31/2024	$13,724	$14,415	$15,001	$15,237
2/29/2024	$14,474	$14,779	$15,384	$15,516
3/31/2024	$15,105	$15,241	$15,879	$16,027
4/30/2024	$14,644	$14,968	$15,606	$15,616
5/31/2024	$15,305	$15,402	$16,074	$16,221
6/30/2024	$15,255	$15,388	$16,065	$15,959
7/31/2024	$15,525	$15,744	$16,442	$16,427
8/31/2024	$15,926	$16,192	$16,914	$16,962
9/30/2024	$16,116	$16,628	$17,377	$17,118
10/31/2024	$15,365	$15,812	$16,533	$16,187

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 6/30/15
Class R4 at NAV	27.01%	7.09%	4.71%
MSCI ACWI Ex USA Index with Net Dividends	24.33%	5.78%	5.03%
MSCI ACWI Ex USA Index with Gross Dividends	24.98%	6.29%	5.53%
MSCI EAFE Net IndexFootnote Reference*	22.97%	6.24%	5.29%
Footnote	Description
Footnote*	The Fund has adopted the MSCI EAFE Net Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of October 31, 2024)

Total Net Assets	$335,438,159
# of Portfolio Holdings	102
Portfolio Turnover Rate	89%
Total Advisory Fees Paid	$1,504,123

What did the Fund invest in?

(as of October 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	6.82%
Consumer Discretionary	10.28%
Consumer Staples	6.85%
Energy	4.48%
Financials	18.83%
Health Care	10.14%
Industrials	16.69%
Information Technology	10.64%
Materials	7.39%
Real Estate	1.94%
Utilities	2.79%
Repurchase Agreements	3.15%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R4

LICSX

Lord Abbett International Equity Fund

Annual Shareholder Report

October 31, 2024

lordabbett.com/FundDocuments

TSR-A-8720-R4

12/24

Class R5

LICTX

Lord Abbett International Equity Fund

Annual Shareholder Report

October 31, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett International Equity Fund for the period of November 1, 2023 to October 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$81	0.71%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Fund returned 27.33%, reflecting performance at the net asset value (NAV) of Class R5 shares, compared to the 24.33% of a securities market index with investment characteristics similar to those of the Fund, the MSCI ACWI Ex USA Index with Net Dividends. The Fund's broad-based securities market index, the MSCI EAFE Net Index, returned 22.97% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy, leading the market to adjust its expectations of future interest rate cuts by global central banks. In Europe, gross domestic product notched its sixth consecutive positive reading, expanding by 0.2% in the second quarter. Additionally, the European Central Bank lowered interest rates by 25 basis points in June, September, and October, in line with expectations. Against this backdrop, global equity markets delivered strong returns.

Top contributors to performance: Security selection within the Industrials sector contributed to relative performance, led by an overweight allocation to Hitachi, Ltd. Security selection within the Information Technology sector also contributed to relative performance, led by an overweight allocation NVIDIA Corp.

Top detractors from performance: Security selection within the Financials sector detracted from relative performance, led by an overweight allocation to Grupo Financiero Banorte SAB de CV. Security selection within the Consumer Staples sector also detracted from relative performance, led by an overweight allocation to L’Oreal S.A.

Fund Performance

Total Return Based on $10,000 Investment

	Class R5	MSCI ACWI Ex USA Index with Net Dividends	MSCI ACWI Ex USA Index with Gross Dividends	MSCI EAFE Net Index
6/30/2015	$10,000	$10,000	$10,000	$10,000
7/31/2015	$10,076	$9,972	$9,974	$10,208
8/31/2015	$9,376	$9,210	$9,214	$9,457
9/30/2015	$9,110	$8,783	$8,790	$8,977
10/31/2015	$9,681	$9,437	$9,445	$9,678
11/30/2015	$9,544	$9,242	$9,252	$9,528
12/31/2015	$9,414	$9,068	$9,080	$9,399
1/31/2016	$8,966	$8,451	$8,464	$8,720
2/29/2016	$8,672	$8,355	$8,369	$8,560
3/31/2016	$9,143	$9,034	$9,056	$9,117
4/30/2016	$9,197	$9,271	$9,303	$9,381
5/31/2016	$9,244	$9,115	$9,154	$9,296
6/30/2016	$8,888	$8,975	$9,020	$8,984
7/31/2016	$9,375	$9,419	$9,468	$9,439
8/31/2016	$9,429	$9,479	$9,529	$9,446
9/30/2016	$9,514	$9,596	$9,651	$9,562
10/31/2016	$9,360	$9,458	$9,513	$9,366
11/30/2016	$9,004	$9,239	$9,294	$9,179
12/31/2016	$9,269	$9,475	$9,535	$9,493
1/31/2017	$9,522	$9,811	$9,874	$9,769
2/28/2017	$9,578	$9,967	$10,033	$9,908
3/31/2017	$9,808	$10,220	$10,297	$10,181
4/30/2017	$10,093	$10,439	$10,523	$10,440
5/31/2017	$10,331	$10,778	$10,875	$10,823
6/30/2017	$10,331	$10,811	$10,914	$10,804
7/31/2017	$10,727	$11,210	$11,319	$11,116
8/31/2017	$10,814	$11,268	$11,381	$11,112
9/30/2017	$11,099	$11,477	$11,596	$11,388
10/31/2017	$11,242	$11,694	$11,816	$11,561
11/30/2017	$11,455	$11,788	$11,913	$11,682
12/31/2017	$11,613	$12,052	$12,183	$11,870
1/31/2018	$12,244	$12,723	$12,863	$12,465
2/28/2018	$11,564	$12,123	$12,259	$11,903
3/31/2018	$11,507	$11,909	$12,052	$11,688
4/30/2018	$11,564	$12,099	$12,254	$11,955
5/31/2018	$11,281	$11,820	$11,984	$11,686
6/30/2018	$10,916	$11,598	$11,764	$11,544
7/31/2018	$11,070	$11,875	$12,049	$11,828
8/31/2018	$10,973	$11,627	$11,799	$11,599
9/30/2018	$10,965	$11,680	$11,857	$11,700
10/31/2018	$9,928	$10,730	$10,894	$10,769
11/30/2018	$9,953	$10,831	$10,999	$10,755
12/31/2018	$9,518	$10,341	$10,505	$10,233
1/31/2019	$10,107	$11,122	$11,301	$10,906
2/28/2019	$10,306	$11,340	$11,523	$11,184
3/31/2019	$10,439	$11,407	$11,601	$11,254
4/30/2019	$10,738	$11,709	$11,917	$11,570
5/31/2019	$10,190	$11,080	$11,290	$11,015
6/30/2019	$10,912	$11,747	$11,975	$11,668
7/31/2019	$10,655	$11,605	$11,834	$11,520
8/31/2019	$10,497	$11,247	$11,471	$11,222
9/30/2019	$10,647	$11,536	$11,772	$11,543
10/31/2019	$11,020	$11,939	$12,184	$11,958
11/30/2019	$11,111	$12,044	$12,294	$12,093
12/31/2019	$11,587	$12,566	$12,830	$12,486
1/31/2020	$11,208	$12,228	$12,487	$12,225
2/29/2020	$10,524	$11,261	$11,502	$11,120
3/31/2020	$9,056	$9,631	$9,845	$9,636
4/30/2020	$9,714	$10,361	$10,598	$10,258
5/31/2020	$10,077	$10,700	$10,950	$10,705
6/30/2020	$10,710	$11,183	$11,450	$11,069
7/31/2020	$11,284	$11,682	$11,965	$11,327
8/31/2020	$11,723	$12,182	$12,480	$11,910
9/30/2020	$11,571	$11,883	$12,178	$11,600
10/31/2020	$11,393	$11,627	$11,918	$11,137
11/30/2020	$12,777	$13,191	$13,523	$12,864
12/31/2020	$13,585	$13,904	$14,258	$13,462
1/31/2021	$13,491	$13,934	$14,291	$13,318
2/28/2021	$13,816	$14,210	$14,576	$13,617
3/31/2021	$13,970	$14,390	$14,771	$13,930
4/30/2021	$14,458	$14,813	$15,215	$14,349
5/31/2021	$15,031	$15,277	$15,701	$14,817
6/30/2021	$14,826	$15,178	$15,604	$14,650
7/31/2021	$14,963	$14,928	$15,352	$14,761
8/31/2021	$15,288	$15,211	$15,646	$15,021
9/30/2021	$14,689	$14,724	$15,155	$14,585
10/31/2021	$15,211	$15,076	$15,520	$14,944
11/30/2021	$14,578	$14,397	$14,824	$14,248
12/31/2021	$15,208	$14,992	$15,440	$14,978
1/31/2022	$14,462	$14,439	$14,873	$14,254
2/28/2022	$13,842	$14,153	$14,581	$14,002
3/31/2022	$13,755	$14,176	$14,617	$14,092
4/30/2022	$12,883	$13,286	$13,708	$13,180
5/31/2022	$12,980	$13,381	$13,820	$13,279
6/30/2022	$11,973	$12,230	$12,637	$12,047
7/31/2022	$12,418	$12,649	$13,075	$12,647
8/31/2022	$11,885	$12,242	$12,657	$12,047
9/30/2022	$10,830	$11,019	$11,399	$10,920
10/31/2022	$11,324	$11,348	$11,741	$11,507
11/30/2022	$12,728	$12,688	$13,129	$12,803
12/31/2022	$12,358	$12,593	$13,037	$12,813
1/31/2023	$13,398	$13,614	$14,096	$13,851
2/28/2023	$12,843	$13,136	$13,603	$13,562
3/31/2023	$13,210	$13,457	$13,949	$13,898
4/30/2023	$13,378	$13,691	$14,202	$14,290
5/31/2023	$12,923	$13,193	$13,700	$13,686
6/30/2023	$13,537	$13,785	$14,322	$14,308
7/31/2023	$13,805	$14,346	$14,909	$14,771
8/31/2023	$13,369	$13,698	$14,238	$14,205
9/30/2023	$12,804	$13,265	$13,795	$13,720
10/31/2023	$12,338	$12,718	$13,228	$13,164
11/30/2023	$13,349	$13,863	$14,421	$14,386
12/31/2023	$13,921	$14,559	$15,150	$15,150
1/31/2024	$14,012	$14,415	$15,001	$15,237
2/29/2024	$14,770	$14,779	$15,384	$15,516
3/31/2024	$15,427	$15,241	$15,879	$16,027
4/30/2024	$14,962	$14,968	$15,606	$15,616
5/31/2024	$15,629	$15,402	$16,074	$16,221
6/30/2024	$15,579	$15,388	$16,065	$15,959
7/31/2024	$15,862	$15,744	$16,442	$16,427
8/31/2024	$16,286	$16,192	$16,914	$16,962
9/30/2024	$16,478	$16,628	$17,377	$17,118
10/31/2024	$15,710	$15,812	$16,533	$16,187

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 6/30/15
Class R5 at NAV	27.33%	7.35%	4.96%
MSCI ACWI Ex USA Index with Net Dividends	24.33%	5.78%	5.03%
MSCI ACWI Ex USA Index with Gross Dividends	24.98%	6.29%	5.53%
MSCI EAFE Net IndexFootnote Reference*	22.97%	6.24%	5.29%
Footnote	Description
Footnote*	The Fund has adopted the MSCI EAFE Net Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of October 31, 2024)

Total Net Assets	$335,438,159
# of Portfolio Holdings	102
Portfolio Turnover Rate	89%
Total Advisory Fees Paid	$1,504,123

What did the Fund invest in?

(as of October 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	6.82%
Consumer Discretionary	10.28%
Consumer Staples	6.85%
Energy	4.48%
Financials	18.83%
Health Care	10.14%
Industrials	16.69%
Information Technology	10.64%
Materials	7.39%
Real Estate	1.94%
Utilities	2.79%
Repurchase Agreements	3.15%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R5

LICTX

Lord Abbett International Equity Fund

Annual Shareholder Report

October 31, 2024

lordabbett.com/FundDocuments

TSR-A-8752-R5

12/24

Class R6

LICVX

Lord Abbett International Equity Fund

Annual Shareholder Report

October 31, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett International Equity Fund for the period of November 1, 2023 to October 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$69	0.61%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Fund returned 27.50%, reflecting performance at the net asset value (NAV) of Class R6 shares, compared to the 24.33% of a securities market index with investment characteristics similar to those of the Fund, the MSCI ACWI Ex USA Index with Net Dividends. The Fund's broad-based securities market index, the MSCI EAFE Net Index, returned 22.97% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy, leading the market to adjust its expectations of future interest rate cuts by global central banks. In Europe, gross domestic product notched its sixth consecutive positive reading, expanding by 0.2% in the second quarter. Additionally, the European Central Bank lowered interest rates by 25 basis points in June, September, and October, in line with expectations. Against this backdrop, global equity markets delivered strong returns.

Top contributors to performance: Security selection within the Industrials sector contributed to relative performance, led by an overweight allocation to Hitachi, Ltd. Security selection within the Information Technology sector also contributed to relative performance, led by an overweight allocation NVIDIA Corp.

Top detractors from performance: Security selection within the Financials sector detracted from relative performance, led by an overweight allocation to Grupo Financiero Banorte SAB de CV. Security selection within the Consumer Staples sector also detracted from relative performance, led by an overweight allocation to L’Oreal S.A.

Fund Performance

Total Return Based on $10,000 Investment

	Class R6	MSCI ACWI Ex USA Index with Net Dividends	MSCI ACWI Ex USA Index with Gross Dividends	MSCI EAFE Net Index
6/30/2015	$10,000	$10,000	$10,000	$10,000
7/31/2015	$10,076	$9,972	$9,974	$10,208
8/31/2015	$9,376	$9,210	$9,214	$9,457
9/30/2015	$9,118	$8,783	$8,790	$8,977
10/31/2015	$9,688	$9,437	$9,445	$9,678
11/30/2015	$9,551	$9,242	$9,252	$9,528
12/31/2015	$9,423	$9,068	$9,080	$9,399
1/31/2016	$8,975	$8,451	$8,464	$8,720
2/29/2016	$8,681	$8,355	$8,369	$8,560
3/31/2016	$9,152	$9,034	$9,056	$9,117
4/30/2016	$9,214	$9,271	$9,303	$9,381
5/31/2016	$9,261	$9,115	$9,154	$9,296
6/30/2016	$8,897	$8,975	$9,020	$8,984
7/31/2016	$9,392	$9,419	$9,468	$9,439
8/31/2016	$9,446	$9,479	$9,529	$9,446
9/30/2016	$9,539	$9,596	$9,651	$9,562
10/31/2016	$9,384	$9,458	$9,513	$9,366
11/30/2016	$9,029	$9,239	$9,294	$9,179
12/31/2016	$9,289	$9,475	$9,535	$9,493
1/31/2017	$9,550	$9,811	$9,874	$9,769
2/28/2017	$9,606	$9,967	$10,033	$9,908
3/31/2017	$9,836	$10,220	$10,297	$10,181
4/30/2017	$10,129	$10,439	$10,523	$10,440
5/31/2017	$10,367	$10,778	$10,875	$10,823
6/30/2017	$10,367	$10,811	$10,914	$10,804
7/31/2017	$10,763	$11,210	$11,319	$11,116
8/31/2017	$10,858	$11,268	$11,381	$11,112
9/30/2017	$11,143	$11,477	$11,596	$11,388
10/31/2017	$11,294	$11,694	$11,816	$11,561
11/30/2017	$11,508	$11,788	$11,913	$11,682
12/31/2017	$11,667	$12,052	$12,183	$11,870
1/31/2018	$12,298	$12,723	$12,863	$12,465
2/28/2018	$11,618	$12,123	$12,259	$11,903
3/31/2018	$11,561	$11,909	$12,052	$11,688
4/30/2018	$11,618	$12,099	$12,254	$11,955
5/31/2018	$11,334	$11,820	$11,984	$11,686
6/30/2018	$10,970	$11,598	$11,764	$11,544
7/31/2018	$11,124	$11,875	$12,049	$11,828
8/31/2018	$11,035	$11,627	$11,799	$11,599
9/30/2018	$11,026	$11,680	$11,857	$11,700
10/31/2018	$9,981	$10,730	$10,894	$10,769
11/30/2018	$10,006	$10,831	$10,999	$10,755
12/31/2018	$9,573	$10,341	$10,505	$10,233
1/31/2019	$10,170	$11,122	$11,301	$10,906
2/28/2019	$10,370	$11,340	$11,523	$11,184
3/31/2019	$10,502	$11,407	$11,601	$11,254
4/30/2019	$10,801	$11,709	$11,917	$11,570
5/31/2019	$10,253	$11,080	$11,290	$11,015
6/30/2019	$10,976	$11,747	$11,975	$11,668
7/31/2019	$10,718	$11,605	$11,834	$11,520
8/31/2019	$10,560	$11,247	$11,471	$11,222
9/30/2019	$10,710	$11,536	$11,772	$11,543
10/31/2019	$11,084	$11,939	$12,184	$11,958
11/30/2019	$11,175	$12,044	$12,294	$12,093
12/31/2019	$11,661	$12,566	$12,830	$12,486
1/31/2020	$11,281	$12,228	$12,487	$12,225
2/29/2020	$10,597	$11,261	$11,502	$11,120
3/31/2020	$9,119	$9,631	$9,845	$9,636
4/30/2020	$9,778	$10,361	$10,598	$10,258
5/31/2020	$10,141	$10,700	$10,950	$10,705
6/30/2020	$10,791	$11,183	$11,450	$11,069
7/31/2020	$11,365	$11,682	$11,965	$11,327
8/31/2020	$11,804	$12,182	$12,480	$11,910
9/30/2020	$11,652	$11,883	$12,178	$11,600
10/31/2020	$11,475	$11,627	$11,918	$11,137
11/30/2020	$12,868	$13,191	$13,523	$12,864
12/31/2020	$13,678	$13,904	$14,258	$13,462
1/31/2021	$13,584	$13,934	$14,291	$13,318
2/28/2021	$13,918	$14,210	$14,576	$13,617
3/31/2021	$14,081	$14,390	$14,771	$13,930
4/30/2021	$14,568	$14,813	$15,215	$14,349
5/31/2021	$15,142	$15,277	$15,701	$14,817
6/30/2021	$14,936	$15,178	$15,604	$14,650
7/31/2021	$15,073	$14,928	$15,352	$14,761
8/31/2021	$15,407	$15,211	$15,646	$15,021
9/30/2021	$14,800	$14,724	$15,155	$14,585
10/31/2021	$15,330	$15,076	$15,520	$14,944
11/30/2021	$14,697	$14,397	$14,824	$14,248
12/31/2021	$15,332	$14,992	$15,440	$14,978
1/31/2022	$14,586	$14,439	$14,873	$14,254
2/28/2022	$13,957	$14,153	$14,581	$14,002
3/31/2022	$13,870	$14,176	$14,617	$14,092
4/30/2022	$12,988	$13,286	$13,708	$13,180
5/31/2022	$13,095	$13,381	$13,820	$13,279
6/30/2022	$12,078	$12,230	$12,637	$12,047
7/31/2022	$12,523	$12,649	$13,075	$12,647
8/31/2022	$11,991	$12,242	$12,657	$12,047
9/30/2022	$10,925	$11,019	$11,399	$10,920
10/31/2022	$11,419	$11,348	$11,741	$11,507
11/30/2022	$12,843	$12,688	$13,129	$12,803
12/31/2022	$12,475	$12,593	$13,037	$12,813
1/31/2023	$13,526	$13,614	$14,096	$13,851
2/28/2023	$12,961	$13,136	$13,603	$13,562
3/31/2023	$13,328	$13,457	$13,949	$13,898
4/30/2023	$13,506	$13,691	$14,202	$14,290
5/31/2023	$13,050	$13,193	$13,700	$13,686
6/30/2023	$13,665	$13,785	$14,322	$14,308
7/31/2023	$13,932	$14,346	$14,909	$14,771
8/31/2023	$13,496	$13,698	$14,238	$14,205
9/30/2023	$12,921	$13,265	$13,795	$13,720
10/31/2023	$12,456	$12,718	$13,228	$13,164
11/30/2023	$13,476	$13,863	$14,421	$14,386
12/31/2023	$14,061	$14,559	$15,150	$15,150
1/31/2024	$14,142	$14,415	$15,001	$15,237
2/29/2024	$14,920	$14,779	$15,384	$15,516
3/31/2024	$15,578	$15,241	$15,879	$16,027
4/30/2024	$15,113	$14,968	$15,606	$15,616
5/31/2024	$15,790	$15,402	$16,074	$16,221
6/30/2024	$15,739	$15,388	$16,065	$15,959
7/31/2024	$16,022	$15,744	$16,442	$16,427
8/31/2024	$16,457	$16,192	$16,914	$16,962
9/30/2024	$16,649	$16,628	$17,377	$17,118
10/31/2024	$15,881	$15,812	$16,533	$16,187

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 6/30/15
Class R6 at NAV	27.50%	7.46%	5.08%
MSCI ACWI Ex USA Index with Net Dividends	24.33%	5.78%	5.03%
MSCI ACWI Ex USA Index with Gross Dividends	24.98%	6.29%	5.53%
MSCI EAFE Net IndexFootnote Reference*	22.97%	6.24%	5.29%
Footnote	Description
Footnote*	The Fund has adopted the MSCI EAFE Net Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of October 31, 2024)

Total Net Assets	$335,438,159
# of Portfolio Holdings	102
Portfolio Turnover Rate	89%
Total Advisory Fees Paid	$1,504,123

What did the Fund invest in?

(as of October 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	6.82%
Consumer Discretionary	10.28%
Consumer Staples	6.85%
Energy	4.48%
Financials	18.83%
Health Care	10.14%
Industrials	16.69%
Information Technology	10.64%
Materials	7.39%
Real Estate	1.94%
Utilities	2.79%
Repurchase Agreements	3.15%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R6

LICVX

Lord Abbett International Equity Fund

Annual Shareholder Report

October 31, 2024

lordabbett.com/FundDocuments

TSR-A-8784-R6

12/24

Class A

ALFAX

Lord Abbett Alpha Strategy Fund

Annual Shareholder Report

October 31, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Alpha Strategy Fund for the period of November 1, 2023 to October 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$51	0.44%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Fund returned 32.90%, reflecting performance at the net asset value (NAV) of Class A shares, compared to the 34.07% of a securities market index with investment characteristics similar to those of the Fund, the Russell 2000 Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 38.02% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve (Fed) lowering its policy rate by 50 basis points in September. There were also increased market expectations for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to these expectations of rate cuts, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: The Fund’s allocation to domestic micro- and small-cap growth stocks within its investments in the Lord Abbett Micro Cap Growth Fund and the Lord Abbett Developing Growth Fund was a notable contributor to relative performance over the period.

Top detractors from performance: The Fund’s allocation to international small-cap stocks within its investments in the Lord Abbett International Opportunities Fund was a notable detractor from relative performance over the period.

Fund Performance

Total Return Based on $10,000 Investment

	Class A with load	Russell 2000 Index	S&P Developed Ex US Small 15% + Russell 2000 85%	Lipper Small-Cap Core Category Funds Average	S&P 500 Index
10/31/2014	$9,424	$10,000	$10,000	$10,000	$10,000
11/30/2014	$9,474	$10,009	$10,015	$10,000	$10,269
12/31/2014	$9,605	$10,294	$10,244	$10,197	$10,243
1/31/2015	$9,394	$9,963	$9,958	$9,825	$9,936
2/28/2015	$10,010	$10,555	$10,551	$10,419	$10,507
3/31/2015	$10,146	$10,738	$10,689	$10,578	$10,340
4/30/2015	$10,062	$10,465	$10,546	$10,385	$10,440
5/31/2015	$10,283	$10,703	$10,759	$10,525	$10,574
6/30/2015	$10,338	$10,784	$10,805	$10,559	$10,369
7/31/2015	$10,325	$10,658	$10,695	$10,396	$10,586
8/31/2015	$9,618	$9,989	$10,052	$9,843	$9,948
9/30/2015	$9,300	$9,498	$9,582	$9,423	$9,702
10/31/2015	$9,663	$10,034	$10,121	$9,951	$10,520
11/30/2015	$9,828	$10,360	$10,394	$10,175	$10,551
12/31/2015	$9,503	$9,840	$9,952	$9,658	$10,385
1/31/2016	$8,694	$8,975	$9,099	$8,952	$9,869
2/29/2016	$8,585	$8,974	$9,097	$9,021	$9,856
3/31/2016	$9,247	$9,690	$9,832	$9,718	$10,525
4/30/2016	$9,307	$9,842	$10,007	$9,832	$10,566
5/31/2016	$9,533	$10,064	$10,197	$9,998	$10,755
6/30/2016	$9,446	$10,058	$10,129	$9,953	$10,783
7/31/2016	$9,954	$10,658	$10,733	$10,452	$11,181
8/31/2016	$10,051	$10,847	$10,883	$10,594	$11,196
9/30/2016	$10,183	$10,968	$11,030	$10,648	$11,199
10/31/2016	$9,751	$10,446	$10,531	$10,252	$10,994
11/30/2016	$10,333	$11,611	$11,488	$11,316	$11,401
12/31/2016	$10,377	$11,936	$11,809	$11,648	$11,627
1/31/2017	$10,591	$11,984	$11,910	$11,690	$11,847
2/28/2017	$10,763	$12,215	$12,141	$11,869	$12,318
3/31/2017	$10,864	$12,231	$12,193	$11,865	$12,332
4/30/2017	$11,015	$12,365	$12,369	$12,077	$12,459
5/31/2017	$11,036	$12,113	$12,230	$11,857	$12,634
6/30/2017	$11,293	$12,532	$12,598	$12,151	$12,713
7/31/2017	$11,486	$12,625	$12,741	$12,246	$12,974
8/31/2017	$11,456	$12,465	$12,618	$12,046	$13,014
9/30/2017	$11,939	$13,243	$13,338	$12,746	$13,283
10/31/2017	$12,145	$13,355	$13,462	$12,895	$13,593
11/30/2017	$12,422	$13,740	$13,828	$13,245	$14,009
12/31/2017	$12,514	$13,685	$13,843	$13,219	$14,165
1/31/2018	$12,961	$14,043	$14,251	$13,539	$14,976
2/28/2018	$12,551	$13,499	$13,692	$12,960	$14,424
3/31/2018	$12,617	$13,673	$13,816	$13,074	$14,058
4/30/2018	$12,702	$13,792	$13,946	$13,140	$14,112
5/31/2018	$13,328	$14,629	$14,656	$13,768	$14,451
6/30/2018	$13,431	$14,734	$14,701	$13,849	$14,540
7/31/2018	$13,469	$14,990	$14,933	$14,089	$15,081
8/31/2018	$14,287	$15,637	$15,477	$14,586	$15,573
9/30/2018	$14,184	$15,260	$15,143	$14,258	$15,662
10/31/2018	$12,523	$13,603	$13,518	$12,839	$14,591
11/30/2018	$12,575	$13,819	$13,684	$13,021	$14,888
12/31/2018	$11,332	$12,178	$12,168	$11,522	$13,544
1/31/2019	$12,538	$13,548	$13,480	$12,771	$14,629
2/28/2019	$13,259	$14,252	$14,128	$13,368	$15,099
3/31/2019	$13,083	$13,954	$13,866	$13,078	$15,393
4/30/2019	$13,545	$14,428	$14,328	$13,598	$16,016
5/31/2019	$12,609	$13,306	$13,275	$12,524	$14,998
6/30/2019	$13,556	$14,246	$14,169	$13,396	$16,055
7/31/2019	$13,545	$14,328	$14,218	$13,493	$16,286
8/31/2019	$13,005	$13,621	$13,566	$12,853	$16,028
9/30/2019	$13,000	$13,904	$13,848	$13,239	$16,328
10/31/2019	$13,231	$14,270	$14,249	$13,492	$16,681
11/30/2019	$13,693	$14,858	$14,794	$13,936	$17,287
12/31/2019	$14,145	$15,286	$15,263	$14,309	$17,809
1/31/2020	$13,905	$14,796	$14,775	$13,795	$17,802
2/29/2020	$12,833	$13,550	$13,498	$12,465	$16,336
3/31/2020	$10,095	$10,606	$10,636	$9,603	$14,319
4/30/2020	$11,521	$12,063	$12,067	$10,894	$16,154
5/31/2020	$12,587	$12,848	$12,860	$11,486	$16,923
6/30/2020	$13,073	$13,302	$13,294	$11,761	$17,260
7/31/2020	$13,653	$13,670	$13,712	$12,159	$18,233
8/31/2020	$14,284	$14,441	$14,510	$12,684	$19,544
9/30/2020	$14,032	$13,958	$14,060	$12,193	$18,801
10/31/2020	$14,252	$14,251	$14,236	$12,497	$18,301
11/30/2020	$16,511	$16,877	$16,786	$14,566	$20,305
12/31/2020	$17,834	$18,337	$18,186	$15,702	$21,085
1/31/2021	$18,202	$19,260	$18,956	$16,120	$20,872
2/28/2021	$19,572	$20,460	$20,039	$17,546	$21,448
3/31/2021	$19,627	$20,666	$20,261	$18,206	$22,387
4/30/2021	$20,485	$21,100	$20,754	$18,833	$23,582
5/31/2021	$20,308	$21,143	$20,869	$19,087	$23,747
6/30/2021	$20,349	$21,553	$21,181	$18,961	$24,301
7/31/2021	$20,083	$20,775	$20,553	$18,642	$24,878
8/31/2021	$20,485	$21,239	$21,021	$19,004	$25,635
9/30/2021	$19,845	$20,613	$20,384	$18,523	$24,443
10/31/2021	$20,710	$21,490	$21,172	$19,318	$26,155
11/30/2021	$19,777	$20,594	$20,223	$18,735	$25,974
12/31/2021	$20,498	$21,055	$20,747	$19,617	$27,138
1/31/2022	$18,521	$19,028	$18,816	$18,336	$25,734
2/28/2022	$18,470	$19,231	$18,959	$18,541	$24,963
3/31/2022	$18,248	$19,470	$19,170	$18,584	$25,890
4/30/2022	$16,572	$17,540	$17,351	$17,171	$23,632
5/31/2022	$16,630	$17,567	$17,373	$17,419	$23,676
6/30/2022	$15,077	$16,122	$15,860	$15,869	$21,721
7/31/2022	$16,385	$17,805	$17,419	$17,349	$23,724
8/31/2022	$15,925	$17,441	$16,997	$16,762	$22,757
9/30/2022	$14,459	$15,769	$15,306	$15,186	$20,661
10/31/2022	$15,688	$17,506	$16,848	$16,918	$22,334
11/30/2022	$16,407	$17,914	$17,442	$17,649	$23,582
12/31/2022	$15,693	$16,752	$16,498	$16,679	$22,223
1/31/2023	$17,085	$18,384	$18,080	$18,216	$23,619
2/28/2023	$16,893	$18,074	$17,760	$17,987	$23,043
3/31/2023	$16,631	$17,210	$17,046	$17,139	$23,889
4/30/2023	$16,547	$16,901	$16,822	$16,807	$24,262
5/31/2023	$16,316	$16,745	$16,580	$16,439	$24,367
6/30/2023	$17,216	$18,106	$17,810	$17,825	$25,977
7/31/2023	$17,855	$19,213	$18,870	$18,732	$26,812
8/31/2023	$17,147	$18,252	$17,964	$18,069	$26,385
9/30/2023	$16,085	$17,178	$16,936	$17,136	$25,127
10/31/2023	$15,062	$16,006	$15,802	$16,141	$24,599
11/30/2023	$16,439	$17,455	$17,259	$17,448	$26,845
12/31/2023	$17,876	$19,588	$19,232	$19,265	$28,065
1/31/2024	$17,691	$18,826	$18,529	$18,746	$28,536
2/29/2024	$18,580	$19,890	$19,428	$19,556	$30,060
3/31/2024	$19,190	$20,602	$20,144	$20,387	$31,027
4/30/2024	$18,077	$19,152	$18,860	$19,166	$29,760
5/31/2024	$19,066	$20,113	$19,804	$20,049	$31,236
6/30/2024	$18,912	$19,927	$19,561	$19,698	$32,356
7/31/2024	$20,009	$21,952	$21,374	$21,399	$32,750
8/31/2024	$20,272	$21,624	$21,152	$21,215	$33,545
9/30/2024	$20,419	$21,775	$21,364	$21,321	$34,261
10/31/2024	$20,017	$21,460	$20,914	$20,958	$33,950

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class A at NAV	32.90%	8.63%	7.82%
Class A with sales charge	25.28%	7.35%	7.19%
Russell 2000 Index	34.07%	8.50%	7.94%
S&P Developed Ex US Small 15% + Russell 2000 85%	32.35%	7.98%	7.66%
Lipper Small-Cap Core Category Funds Average	29.85%	9.21%	7.68%
S&P 500 IndexFootnote Reference*	38.02%	15.27%	13.00%
Footnote	Description
Footnote*	The Fund has adopted the S&P 500 Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of October 31, 2024)

Total Net Assets	$626,722,017
# of Portfolio Holdings	7
Portfolio Turnover Rate	1%
Total Advisory Fees Paid	$0

What did the Fund invest in?

(as of October 31, 2024)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Lord Abbett Developing Growth Fund, Inc. - Class I	20.03%
Lord Abbett Research Fund, Inc. - Small Cap Value Fund - Class I	20.13%
Lord Abbett Securities Trust - Focused Small Cap Value Fund - Class I	10.00%
Lord Abbett Securities Trust - International Opportunities Fund - Class I	19.20%
Lord Abbett Securities Trust - Micro Cap Growth Fund - Class I	10.30%
Lord Abbett Securities Trust - Value Opportunities Fund - Class I	20.26%
Repurchase Agreements	0.08%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class A

ALFAX

Lord Abbett Alpha Strategy Fund

Annual Shareholder Report

October 31, 2024

lordabbett.com/FundDocuments

TSR-A-265-A

12/24

Class C

ALFCX

Lord Abbett Alpha Strategy Fund

Annual Shareholder Report

October 31, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Alpha Strategy Fund for the period of November 1, 2023 to October 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$138	1.19%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Fund returned 31.93%, reflecting performance at the net asset value (NAV) of Class C shares, compared to the 34.07% of a securities market index with investment characteristics similar to those of the Fund, the Russell 2000 Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 38.02% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve (Fed) lowering its policy rate by 50 basis points in September. There were also increased market expectations for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to these expectations of rate cuts, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: The Fund’s allocation to domestic micro- and small-cap growth stocks within its investments in the Lord Abbett Micro Cap Growth Fund and the Lord Abbett Developing Growth Fund was a notable contributor to relative performance over the period.

Top detractors from performance: The Fund’s allocation to international small-cap stocks within its investments in the Lord Abbett International Opportunities Fund was a notable detractor from relative performance over the period.

Fund Performance

Total Return Based on $10,000 Investment

	Class C with load	Russell 2000 Index	S&P Developed Ex US Small 15% + Russell 2000 85%	Lipper Small-Cap Core Category Funds Average	S&P 500 Index
10/31/2014	$10,000	$10,000	$10,000	$10,000	$10,000
11/30/2014	$10,047	$10,009	$10,015	$10,000	$10,269
12/31/2014	$10,176	$10,294	$10,244	$10,197	$10,243
1/31/2015	$9,948	$9,963	$9,958	$9,825	$9,936
2/28/2015	$10,593	$10,555	$10,551	$10,419	$10,507
3/31/2015	$10,729	$10,738	$10,689	$10,578	$10,340
4/30/2015	$10,635	$10,465	$10,546	$10,385	$10,440
5/31/2015	$10,862	$10,703	$10,759	$10,525	$10,574
6/30/2015	$10,915	$10,784	$10,805	$10,559	$10,369
7/31/2015	$10,892	$10,658	$10,695	$10,396	$10,586
8/31/2015	$10,142	$9,989	$10,052	$9,843	$9,948
9/30/2015	$9,796	$9,498	$9,582	$9,423	$9,702
10/31/2015	$10,176	$10,034	$10,121	$9,951	$10,520
11/30/2015	$10,346	$10,360	$10,394	$10,175	$10,551
12/31/2015	$9,993	$9,840	$9,952	$9,658	$10,385
1/31/2016	$9,136	$8,975	$9,099	$8,952	$9,869
2/29/2016	$9,017	$8,974	$9,097	$9,021	$9,856
3/31/2016	$9,704	$9,690	$9,832	$9,718	$10,525
4/30/2016	$9,762	$9,842	$10,007	$9,832	$10,566
5/31/2016	$9,993	$10,064	$10,197	$9,998	$10,755
6/30/2016	$9,900	$10,058	$10,129	$9,953	$10,783
7/31/2016	$10,423	$10,658	$10,733	$10,452	$11,181
8/31/2016	$10,516	$10,847	$10,883	$10,594	$11,196
9/30/2016	$10,649	$10,968	$11,030	$10,648	$11,199
10/31/2016	$10,188	$10,446	$10,531	$10,252	$10,994
11/30/2016	$10,791	$11,611	$11,488	$11,316	$11,401
12/31/2016	$10,834	$11,936	$11,809	$11,648	$11,627
1/31/2017	$11,051	$11,984	$11,910	$11,690	$11,847
2/28/2017	$11,222	$12,215	$12,141	$11,869	$12,318
3/31/2017	$11,318	$12,231	$12,193	$11,865	$12,332
4/30/2017	$11,469	$12,365	$12,369	$12,077	$12,459
5/31/2017	$11,484	$12,113	$12,230	$11,857	$12,634
6/30/2017	$11,746	$12,532	$12,598	$12,151	$12,713
7/31/2017	$11,937	$12,625	$12,741	$12,246	$12,974
8/31/2017	$11,897	$12,465	$12,618	$12,046	$13,014
9/30/2017	$12,395	$13,243	$13,338	$12,746	$13,283
10/31/2017	$12,601	$13,355	$13,462	$12,895	$13,593
11/30/2017	$12,878	$13,740	$13,828	$13,245	$14,009
12/31/2017	$12,968	$13,685	$13,843	$13,219	$14,165
1/31/2018	$13,416	$14,043	$14,251	$13,539	$14,976
2/28/2018	$12,991	$13,499	$13,692	$12,960	$14,424
3/31/2018	$13,048	$13,673	$13,816	$13,074	$14,058
4/30/2018	$13,129	$13,792	$13,946	$13,140	$14,112
5/31/2018	$13,767	$14,629	$14,656	$13,768	$14,451
6/30/2018	$13,865	$14,734	$14,701	$13,849	$14,540
7/31/2018	$13,893	$14,990	$14,933	$14,089	$15,081
8/31/2018	$14,727	$15,637	$15,477	$14,586	$15,573
9/30/2018	$14,612	$15,260	$15,143	$14,258	$15,662
10/31/2018	$12,893	$13,603	$13,518	$12,839	$14,591
11/30/2018	$12,939	$13,819	$13,684	$13,021	$14,888
12/31/2018	$11,649	$12,178	$12,168	$11,522	$13,544
1/31/2019	$12,889	$13,548	$13,480	$12,771	$14,629
2/28/2019	$13,615	$14,252	$14,128	$13,368	$15,099
3/31/2019	$13,430	$13,954	$13,866	$13,078	$15,393
4/30/2019	$13,889	$14,428	$14,328	$13,598	$16,016
5/31/2019	$12,923	$13,306	$13,275	$12,524	$14,998
6/30/2019	$13,889	$14,246	$14,169	$13,396	$16,055
7/31/2019	$13,869	$14,328	$14,218	$13,493	$16,286
8/31/2019	$13,307	$13,621	$13,566	$12,853	$16,028
9/30/2019	$13,293	$13,904	$13,848	$13,239	$16,328
10/31/2019	$13,519	$14,270	$14,249	$13,492	$16,681
11/30/2019	$13,985	$14,858	$14,794	$13,936	$17,287
12/31/2019	$14,438	$15,286	$15,263	$14,309	$17,809
1/31/2020	$14,186	$14,796	$14,775	$13,795	$17,802
2/29/2020	$13,083	$13,550	$13,498	$12,465	$16,336
3/31/2020	$10,291	$10,606	$10,636	$9,603	$14,319
4/30/2020	$11,727	$12,063	$12,067	$10,894	$16,154
5/31/2020	$12,807	$12,848	$12,860	$11,486	$16,923
6/30/2020	$13,294	$13,302	$13,294	$11,761	$17,260
7/31/2020	$13,870	$13,670	$13,712	$12,159	$18,233
8/31/2020	$14,503	$14,441	$14,510	$12,684	$19,544
9/30/2020	$14,243	$13,958	$14,060	$12,193	$18,801
10/31/2020	$14,462	$14,251	$14,236	$12,497	$18,301
11/30/2020	$16,743	$16,877	$16,786	$14,566	$20,305
12/31/2020	$18,068	$18,337	$18,186	$15,702	$21,085
1/31/2021	$18,423	$19,260	$18,956	$16,120	$20,872
2/28/2021	$19,809	$20,460	$20,039	$17,546	$21,448
3/31/2021	$19,844	$20,666	$20,261	$18,206	$22,387
4/30/2021	$20,706	$21,100	$20,754	$18,833	$23,582
5/31/2021	$20,511	$21,143	$20,869	$19,087	$23,747
6/30/2021	$20,537	$21,553	$21,181	$18,961	$24,301
7/31/2021	$20,262	$20,775	$20,553	$18,642	$24,878
8/31/2021	$20,653	$21,239	$21,021	$19,004	$25,635
9/30/2021	$19,996	$20,613	$20,384	$18,523	$24,443
10/31/2021	$20,848	$21,490	$21,172	$19,318	$26,155
11/30/2021	$19,898	$20,594	$20,223	$18,735	$25,974
12/31/2021	$20,615	$21,055	$20,747	$19,617	$27,138
1/31/2022	$18,613	$19,028	$18,816	$18,336	$25,734
2/28/2022	$18,547	$19,231	$18,959	$18,541	$24,963
3/31/2022	$18,320	$19,470	$19,170	$18,584	$25,890
4/30/2022	$16,620	$17,540	$17,351	$17,171	$23,632
5/31/2022	$16,667	$17,567	$17,373	$17,419	$23,676
6/30/2022	$15,100	$16,122	$15,860	$15,869	$21,721
7/31/2022	$16,403	$17,805	$17,419	$17,349	$23,724
8/31/2022	$15,931	$17,441	$16,997	$16,762	$22,757
9/30/2022	$14,458	$15,769	$15,306	$15,186	$20,661
10/31/2022	$15,676	$17,506	$16,848	$16,918	$22,334
11/30/2022	$16,384	$17,914	$17,442	$17,649	$23,582
12/31/2022	$15,659	$16,752	$16,498	$16,679	$22,223
1/31/2023	$17,047	$18,384	$18,080	$18,216	$23,619
2/28/2023	$16,841	$18,074	$17,760	$17,987	$23,043
3/31/2023	$16,564	$17,210	$17,046	$17,139	$23,889
4/30/2023	$16,471	$16,901	$16,822	$16,807	$24,262
5/31/2023	$16,234	$16,745	$16,580	$16,439	$24,367
6/30/2023	$17,119	$18,106	$17,810	$17,825	$25,977
7/31/2023	$17,746	$19,213	$18,870	$18,732	$26,812
8/31/2023	$17,036	$18,252	$17,964	$18,069	$26,385
9/30/2023	$15,957	$17,178	$16,936	$17,136	$25,127
10/31/2023	$14,939	$16,006	$15,802	$16,141	$24,599
11/30/2023	$16,296	$17,455	$17,259	$17,448	$26,845
12/31/2023	$17,703	$19,588	$19,232	$19,265	$28,065
1/31/2024	$17,507	$18,826	$18,529	$18,746	$28,536
2/29/2024	$18,386	$19,890	$19,428	$19,556	$30,060
3/31/2024	$18,975	$20,602	$20,144	$20,387	$31,027
4/30/2024	$17,859	$19,152	$18,860	$19,166	$29,760
5/31/2024	$18,830	$20,113	$19,804	$20,049	$31,236
6/30/2024	$18,665	$19,927	$19,561	$19,698	$32,356
7/31/2024	$19,729	$21,952	$21,374	$21,399	$32,750
8/31/2024	$19,977	$21,624	$21,152	$21,215	$33,545
9/30/2024	$20,111	$21,775	$21,364	$21,321	$34,261
10/31/2024	$19,708	$21,460	$20,914	$20,958	$33,950

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class C at NAV	31.93%	7.83%	7.02%
Class C with sales charge	30.93%	7.83%	7.02%
Russell 2000 Index	34.07%	8.50%	7.94%
S&P Developed Ex US Small 15% + Russell 2000 85%	32.35%	7.98%	7.66%
Lipper Small-Cap Core Category Funds Average	29.85%	9.21%	7.68%
S&P 500 IndexFootnote Reference*	38.02%	15.27%	13.00%
Footnote	Description
Footnote*	The Fund has adopted the S&P 500 Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of October 31, 2024)

Total Net Assets	$626,722,017
# of Portfolio Holdings	7
Portfolio Turnover Rate	1%
Total Advisory Fees Paid	$0

What did the Fund invest in?

(as of October 31, 2024)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Lord Abbett Developing Growth Fund, Inc. - Class I	20.03%
Lord Abbett Research Fund, Inc. - Small Cap Value Fund - Class I	20.13%
Lord Abbett Securities Trust - Focused Small Cap Value Fund - Class I	10.00%
Lord Abbett Securities Trust - International Opportunities Fund - Class I	19.20%
Lord Abbett Securities Trust - Micro Cap Growth Fund - Class I	10.30%
Lord Abbett Securities Trust - Value Opportunities Fund - Class I	20.26%
Repurchase Agreements	0.08%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class C

ALFCX

Lord Abbett Alpha Strategy Fund

Annual Shareholder Report

October 31, 2024

lordabbett.com/FundDocuments

TSR-A-679-C

12/24

Class F

ALFFX

Lord Abbett Alpha Strategy Fund

Annual Shareholder Report

October 31, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Alpha Strategy Fund for the period of November 1, 2023 to October 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$34	0.29%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Fund returned 33.08%, reflecting performance at the net asset value (NAV) of Class F shares, compared to the 34.07% of a securities market index with investment characteristics similar to those of the Fund, the Russell 2000 Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 38.02% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve (Fed) lowering its policy rate by 50 basis points in September. There were also increased market expectations for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to these expectations of rate cuts, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: The Fund’s allocation to domestic micro- and small-cap growth stocks within its investments in the Lord Abbett Micro Cap Growth Fund and the Lord Abbett Developing Growth Fund was a notable contributor to relative performance over the period.

Top detractors from performance: The Fund’s allocation to international small-cap stocks within its investments in the Lord Abbett International Opportunities Fund was a notable detractor from relative performance over the period.

Fund Performance

Total Return Based on $10,000 Investment

	Class F	Russell 2000 Index	S&P Developed Ex US Small 15% + Russell 2000 85%	Lipper Small-Cap Core Category Funds Average	S&P 500 Index
10/31/2014	$10,000	$10,000	$10,000	$10,000	$10,000
11/30/2014	$10,055	$10,009	$10,015	$10,000	$10,269
12/31/2014	$10,192	$10,294	$10,244	$10,197	$10,243
1/31/2015	$9,972	$9,963	$9,958	$9,825	$9,936
2/28/2015	$10,625	$10,555	$10,551	$10,419	$10,507
3/31/2015	$10,770	$10,738	$10,689	$10,578	$10,340
4/30/2015	$10,684	$10,465	$10,546	$10,385	$10,440
5/31/2015	$10,918	$10,703	$10,759	$10,525	$10,574
6/30/2015	$10,979	$10,784	$10,805	$10,559	$10,369
7/31/2015	$10,969	$10,658	$10,695	$10,396	$10,586
8/31/2015	$10,216	$9,989	$10,052	$9,843	$9,948
9/30/2015	$9,879	$9,498	$9,582	$9,423	$9,702
10/31/2015	$10,268	$10,034	$10,121	$9,951	$10,520
11/30/2015	$10,447	$10,360	$10,394	$10,175	$10,551
12/31/2015	$10,100	$9,840	$9,952	$9,658	$10,385
1/31/2016	$9,242	$8,975	$9,099	$8,952	$9,869
2/29/2016	$9,127	$8,974	$9,097	$9,021	$9,856
3/31/2016	$9,829	$9,690	$9,832	$9,718	$10,525
4/30/2016	$9,897	$9,842	$10,007	$9,832	$10,566
5/31/2016	$10,136	$10,064	$10,197	$9,998	$10,755
6/30/2016	$10,048	$10,058	$10,129	$9,953	$10,783
7/31/2016	$10,587	$10,658	$10,733	$10,452	$11,181
8/31/2016	$10,694	$10,847	$10,883	$10,594	$11,196
9/30/2016	$10,834	$10,968	$11,030	$10,648	$11,199
10/31/2016	$10,375	$10,446	$10,531	$10,252	$10,994
11/30/2016	$10,998	$11,611	$11,488	$11,316	$11,401
12/31/2016	$11,048	$11,936	$11,809	$11,648	$11,627
1/31/2017	$11,276	$11,984	$11,910	$11,690	$11,847
2/28/2017	$11,458	$12,215	$12,141	$11,869	$12,318
3/31/2017	$11,570	$12,231	$12,193	$11,865	$12,332
4/30/2017	$11,730	$12,365	$12,369	$12,077	$12,459
5/31/2017	$11,752	$12,113	$12,230	$11,857	$12,634
6/30/2017	$12,033	$12,532	$12,598	$12,151	$12,713
7/31/2017	$12,238	$12,625	$12,741	$12,246	$12,974
8/31/2017	$12,207	$12,465	$12,618	$12,046	$13,014
9/30/2017	$12,723	$13,243	$13,338	$12,746	$13,283
10/31/2017	$12,946	$13,355	$13,462	$12,895	$13,593
11/30/2017	$13,240	$13,740	$13,828	$13,245	$14,009
12/31/2017	$13,342	$13,685	$13,843	$13,219	$14,165
1/31/2018	$13,815	$14,043	$14,251	$13,539	$14,976
2/28/2018	$13,387	$13,499	$13,692	$12,960	$14,424
3/31/2018	$13,456	$13,673	$13,816	$13,074	$14,058
4/30/2018	$13,551	$13,792	$13,946	$13,140	$14,112
5/31/2018	$14,219	$14,629	$14,656	$13,768	$14,451
6/30/2018	$14,329	$14,734	$14,701	$13,849	$14,540
7/31/2018	$14,374	$14,990	$14,933	$14,089	$15,081
8/31/2018	$15,247	$15,637	$15,477	$14,586	$15,573
9/30/2018	$15,137	$15,260	$15,143	$14,258	$15,662
10/31/2018	$13,367	$13,603	$13,518	$12,839	$14,591
11/30/2018	$13,426	$13,819	$13,684	$13,021	$14,888
12/31/2018	$12,094	$12,178	$12,168	$11,522	$13,544
1/31/2019	$13,390	$13,548	$13,480	$12,771	$14,629
2/28/2019	$14,161	$14,252	$14,128	$13,368	$15,099
3/31/2019	$13,974	$13,954	$13,866	$13,078	$15,393
4/30/2019	$14,464	$14,428	$14,328	$13,598	$16,016
5/31/2019	$13,472	$13,306	$13,275	$12,524	$14,998
6/30/2019	$14,482	$14,246	$14,169	$13,396	$16,055
7/31/2019	$14,476	$14,328	$14,218	$13,493	$16,286
8/31/2019	$13,904	$13,621	$13,566	$12,853	$16,028
9/30/2019	$13,898	$13,904	$13,848	$13,239	$16,328
10/31/2019	$14,143	$14,270	$14,249	$13,492	$16,681
11/30/2019	$14,640	$14,858	$14,794	$13,936	$17,287
12/31/2019	$15,125	$15,286	$15,263	$14,309	$17,809
1/31/2020	$14,871	$14,796	$14,775	$13,795	$17,802
2/29/2020	$13,728	$13,550	$13,498	$12,465	$16,336
3/31/2020	$10,799	$10,606	$10,636	$9,603	$14,319
4/30/2020	$12,324	$12,063	$12,067	$10,894	$16,154
5/31/2020	$13,460	$12,848	$12,860	$11,486	$16,923
6/30/2020	$13,989	$13,302	$13,294	$11,761	$17,260
7/31/2020	$14,611	$13,670	$13,712	$12,159	$18,233
8/31/2020	$15,286	$14,441	$14,510	$12,684	$19,544
9/30/2020	$15,018	$13,958	$14,060	$12,193	$18,801
10/31/2020	$15,259	$14,251	$14,236	$12,497	$18,301
11/30/2020	$17,680	$16,877	$16,786	$14,566	$20,305
12/31/2020	$19,099	$18,337	$18,186	$15,702	$21,085
1/31/2021	$19,489	$19,260	$18,956	$16,120	$20,872
2/28/2021	$20,964	$20,460	$20,039	$17,546	$21,448
3/31/2021	$21,021	$20,666	$20,261	$18,206	$22,387
4/30/2021	$21,946	$21,100	$20,754	$18,833	$23,582
5/31/2021	$21,758	$21,143	$20,869	$19,087	$23,747
6/30/2021	$21,809	$21,553	$21,181	$18,961	$24,301
7/31/2021	$21,527	$20,775	$20,553	$18,642	$24,878
8/31/2021	$21,961	$21,239	$21,021	$19,004	$25,635
9/30/2021	$21,274	$20,613	$20,384	$18,523	$24,443
10/31/2021	$22,206	$21,490	$21,172	$19,318	$26,155
11/30/2021	$21,202	$20,594	$20,223	$18,735	$25,974
12/31/2021	$21,982	$21,055	$20,747	$19,617	$27,138
1/31/2022	$19,869	$19,028	$18,816	$18,336	$25,734
2/28/2022	$19,816	$19,231	$18,959	$18,541	$24,963
3/31/2022	$19,579	$19,470	$19,170	$18,584	$25,890
4/30/2022	$17,786	$17,540	$17,351	$17,171	$23,632
5/31/2022	$17,847	$17,567	$17,373	$17,419	$23,676
6/30/2022	$16,184	$16,122	$15,860	$15,869	$21,721
7/31/2022	$17,595	$17,805	$17,419	$17,349	$23,724
8/31/2022	$17,099	$17,441	$16,997	$16,762	$22,757
9/30/2022	$15,527	$15,769	$15,306	$15,186	$20,661
10/31/2022	$16,855	$17,506	$16,848	$16,918	$22,334
11/30/2022	$17,626	$17,914	$17,442	$17,649	$23,582
12/31/2022	$16,859	$16,752	$16,498	$16,679	$22,223
1/31/2023	$18,360	$18,384	$18,080	$18,216	$23,619
2/28/2023	$18,148	$18,074	$17,760	$17,987	$23,043
3/31/2023	$17,870	$17,210	$17,046	$17,139	$23,889
4/30/2023	$17,781	$16,901	$16,822	$16,807	$24,262
5/31/2023	$17,536	$16,745	$16,580	$16,439	$24,367
6/30/2023	$18,506	$18,106	$17,810	$17,825	$25,977
7/31/2023	$19,200	$19,213	$18,870	$18,732	$26,812
8/31/2023	$18,441	$18,252	$17,964	$18,069	$26,385
9/30/2023	$17,299	$17,178	$16,936	$17,136	$25,127
10/31/2023	$16,206	$16,006	$15,802	$16,141	$24,599
11/30/2023	$17,683	$17,455	$17,259	$17,448	$26,845
12/31/2023	$19,231	$19,588	$19,232	$19,265	$28,065
1/31/2024	$19,034	$18,826	$18,529	$18,746	$28,536
2/29/2024	$19,993	$19,890	$19,428	$19,556	$30,060
3/31/2024	$20,649	$20,602	$20,144	$20,387	$31,027
4/30/2024	$19,460	$19,152	$18,860	$19,166	$29,760
5/31/2024	$20,518	$20,113	$19,804	$20,049	$31,236
6/30/2024	$20,362	$19,927	$19,561	$19,698	$32,356
7/31/2024	$21,543	$21,952	$21,374	$21,399	$32,750
8/31/2024	$21,830	$21,624	$21,152	$21,215	$33,545
9/30/2024	$21,986	$21,775	$21,364	$21,321	$34,261
10/31/2024	$21,568	$21,460	$20,914	$20,958	$33,950

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class F at NAV	33.08%	8.81%	7.99%
Russell 2000 Index	34.07%	8.50%	7.94%
S&P Developed Ex US Small 15% + Russell 2000 85%	32.35%	7.98%	7.66%
Lipper Small-Cap Core Category Funds Average	29.85%	9.21%	7.68%
S&P 500 IndexFootnote Reference*	38.02%	15.27%	13.00%
Footnote	Description
Footnote*	The Fund has adopted the S&P 500 Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of October 31, 2024)

Total Net Assets	$626,722,017
# of Portfolio Holdings	7
Portfolio Turnover Rate	1%
Total Advisory Fees Paid	$0

What did the Fund invest in?

(as of October 31, 2024)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Lord Abbett Developing Growth Fund, Inc. - Class I	20.03%
Lord Abbett Research Fund, Inc. - Small Cap Value Fund - Class I	20.13%
Lord Abbett Securities Trust - Focused Small Cap Value Fund - Class I	10.00%
Lord Abbett Securities Trust - International Opportunities Fund - Class I	19.20%
Lord Abbett Securities Trust - Micro Cap Growth Fund - Class I	10.30%
Lord Abbett Securities Trust - Value Opportunities Fund - Class I	20.26%
Repurchase Agreements	0.08%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class F

ALFFX

Lord Abbett Alpha Strategy Fund

Annual Shareholder Report

October 31, 2024

lordabbett.com/FundDocuments

TSR-A-1025-F

12/24

Class F3

ALFOX

Lord Abbett Alpha Strategy Fund

Annual Shareholder Report

October 31, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Alpha Strategy Fund for the period of November 1, 2023 to October 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$12	0.10%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Fund returned 33.32%, reflecting performance at the net asset value (NAV) of Class F3 shares, compared to the 34.07% of a securities market index with investment characteristics similar to those of the Fund, the Russell 2000 Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 38.02% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve (Fed) lowering its policy rate by 50 basis points in September. There were also increased market expectations for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to these expectations of rate cuts, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: The Fund’s allocation to domestic micro- and small-cap growth stocks within its investments in the Lord Abbett Micro Cap Growth Fund and the Lord Abbett Developing Growth Fund was a notable contributor to relative performance over the period.

Top detractors from performance: The Fund’s allocation to international small-cap stocks within its investments in the Lord Abbett International Opportunities Fund was a notable detractor from relative performance over the period.

Fund Performance

Total Return Based on $10,000 Investment

	Class F3	Russell 2000 Index	S&P Developed Ex US Small 15% + Russell 2000 85%	Lipper Small-Cap Core Category Funds Average	S&P 500 Index
4/4/2017	$10,000	$10,000	$10,000	$10,000	$10,000
4/30/2017	$10,218	$10,240	$10,257	$10,298	$10,112
5/31/2017	$10,241	$10,032	$10,142	$10,110	$10,254
6/30/2017	$10,486	$10,378	$10,447	$10,361	$10,318
7/31/2017	$10,665	$10,455	$10,566	$10,442	$10,530
8/31/2017	$10,639	$10,322	$10,464	$10,271	$10,562
9/30/2017	$11,094	$10,967	$11,061	$10,868	$10,780
10/31/2017	$11,289	$11,060	$11,164	$10,995	$11,032
11/30/2017	$11,545	$11,379	$11,467	$11,293	$11,370
12/31/2017	$11,636	$11,333	$11,479	$11,271	$11,496
1/31/2018	$12,055	$11,629	$11,818	$11,544	$12,155
2/28/2018	$11,679	$11,179	$11,354	$11,051	$11,707
3/31/2018	$11,743	$11,323	$11,457	$11,148	$11,409
4/30/2018	$11,824	$11,421	$11,565	$11,204	$11,453
5/31/2018	$12,410	$12,115	$12,154	$11,739	$11,729
6/30/2018	$12,508	$12,201	$12,191	$11,808	$11,801
7/31/2018	$12,551	$12,414	$12,383	$12,014	$12,240
8/31/2018	$13,311	$12,949	$12,835	$12,437	$12,639
9/30/2018	$13,222	$12,638	$12,557	$12,157	$12,711
10/31/2018	$11,675	$11,265	$11,210	$10,948	$11,842
11/30/2018	$11,730	$11,444	$11,348	$11,103	$12,083
12/31/2018	$10,570	$10,085	$10,091	$9,825	$10,992
1/31/2019	$11,704	$11,219	$11,179	$10,889	$11,873
2/28/2019	$12,374	$11,803	$11,716	$11,399	$12,254
3/31/2019	$12,214	$11,556	$11,499	$11,151	$12,493
4/30/2019	$12,648	$11,948	$11,882	$11,594	$12,998
5/31/2019	$11,779	$11,019	$11,008	$10,679	$12,172
6/30/2019	$12,668	$11,798	$11,750	$11,422	$13,030
7/31/2019	$12,663	$11,866	$11,790	$11,505	$13,218
8/31/2019	$12,164	$11,280	$11,249	$10,960	$13,008
9/30/2019	$12,159	$11,514	$11,484	$11,288	$13,252
10/31/2019	$12,379	$11,818	$11,816	$11,504	$13,539
11/30/2019	$12,813	$12,304	$12,268	$11,883	$14,030
12/31/2019	$13,238	$12,659	$12,657	$12,201	$14,453
1/31/2020	$13,022	$12,253	$12,252	$11,763	$14,448
2/29/2020	$12,018	$11,221	$11,194	$10,629	$13,258
3/31/2020	$9,458	$8,783	$8,820	$8,188	$11,621
4/30/2020	$10,792	$9,990	$10,007	$9,289	$13,111
5/31/2020	$11,796	$10,640	$10,664	$9,794	$13,735
6/30/2020	$12,258	$11,016	$11,025	$10,028	$14,008
7/31/2020	$12,805	$11,321	$11,371	$10,368	$14,798
8/31/2020	$13,398	$11,959	$12,032	$10,815	$15,862
9/30/2020	$13,170	$11,559	$11,660	$10,397	$15,259
10/31/2020	$13,381	$11,801	$11,806	$10,656	$14,853
11/30/2020	$15,507	$13,977	$13,920	$12,420	$16,479
12/31/2020	$16,753	$15,186	$15,081	$13,389	$17,113
1/31/2021	$17,097	$15,950	$15,720	$13,745	$16,940
2/28/2021	$18,396	$16,944	$16,618	$14,961	$17,407
3/31/2021	$18,445	$17,114	$16,801	$15,524	$18,169
4/30/2021	$19,264	$17,473	$17,211	$16,058	$19,139
5/31/2021	$19,098	$17,510	$17,306	$16,275	$19,273
6/30/2021	$19,147	$17,849	$17,565	$16,167	$19,723
7/31/2021	$18,901	$17,204	$17,044	$15,896	$20,191
8/31/2021	$19,288	$17,589	$17,432	$16,204	$20,805
9/30/2021	$18,691	$17,070	$16,904	$15,794	$19,838
10/31/2021	$19,510	$17,797	$17,557	$16,472	$21,227
11/30/2021	$18,630	$17,055	$16,770	$15,974	$21,080
12/31/2021	$19,321	$17,436	$17,205	$16,726	$22,025
1/31/2022	$17,463	$15,757	$15,603	$15,634	$20,885
2/28/2022	$17,418	$15,926	$15,722	$15,810	$20,260
3/31/2022	$17,216	$16,124	$15,897	$15,846	$21,012
4/30/2022	$15,637	$14,526	$14,389	$14,641	$19,180
5/31/2022	$15,696	$14,548	$14,407	$14,852	$19,215
6/30/2022	$14,234	$13,351	$13,152	$13,531	$17,629
7/31/2022	$15,475	$14,745	$14,445	$14,793	$19,254
8/31/2022	$15,046	$14,443	$14,095	$14,293	$18,469
9/30/2022	$13,662	$13,059	$12,692	$12,948	$16,768
10/31/2022	$14,832	$14,497	$13,971	$14,426	$18,126
11/30/2022	$15,514	$14,836	$14,464	$15,049	$19,139
12/31/2022	$14,840	$13,873	$13,681	$14,222	$18,036
1/31/2023	$16,168	$15,225	$14,993	$15,532	$19,169
2/28/2023	$15,987	$14,968	$14,728	$15,337	$18,702
3/31/2023	$15,744	$14,253	$14,136	$14,614	$19,388
4/30/2023	$15,667	$13,996	$13,950	$14,331	$19,691
5/31/2023	$15,452	$13,867	$13,749	$14,017	$19,777
6/30/2023	$16,307	$14,994	$14,770	$15,199	$21,083
7/31/2023	$16,919	$15,911	$15,648	$15,972	$21,761
8/31/2023	$16,258	$15,115	$14,897	$15,406	$21,414
9/30/2023	$15,250	$14,225	$14,044	$14,611	$20,393
10/31/2023	$14,291	$13,255	$13,104	$13,763	$19,964
11/30/2023	$15,598	$14,455	$14,312	$14,877	$21,788
12/31/2023	$16,960	$16,221	$15,948	$16,426	$22,777
1/31/2024	$16,785	$15,590	$15,365	$15,984	$23,160
2/29/2024	$17,639	$16,472	$16,111	$16,675	$24,397
3/31/2024	$18,227	$17,061	$16,705	$17,384	$25,182
4/30/2024	$17,170	$15,861	$15,640	$16,342	$24,153
5/31/2024	$18,115	$16,656	$16,423	$17,096	$25,351
6/30/2024	$17,975	$16,502	$16,222	$16,796	$26,260
7/31/2024	$19,025	$18,179	$17,725	$18,246	$26,580
8/31/2024	$19,277	$17,907	$17,541	$18,089	$27,225
9/30/2024	$19,424	$18,033	$17,717	$18,179	$27,806
10/31/2024	$19,053	$17,772	$17,343	$17,870	$27,554

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 4/4/17
Class F3 at NAV	33.32%	9.01%	8.88%
Russell 2000 Index	34.07%	8.50%	7.89%
S&P Developed Ex US Small 15% + Russell 2000 85%	32.35%	7.98%	7.54%
Lipper Small-Cap Core Category Funds Average	29.85%	9.21%	7.97%
S&P 500 IndexFootnote Reference*	38.02%	15.27%	14.32%
Footnote	Description
Footnote*	The Fund has adopted the S&P 500 Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of October 31, 2024)

Total Net Assets	$626,722,017
# of Portfolio Holdings	7
Portfolio Turnover Rate	1%
Total Advisory Fees Paid	$0

What did the Fund invest in?

(as of October 31, 2024)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Lord Abbett Developing Growth Fund, Inc. - Class I	20.03%
Lord Abbett Research Fund, Inc. - Small Cap Value Fund - Class I	20.13%
Lord Abbett Securities Trust - Focused Small Cap Value Fund - Class I	10.00%
Lord Abbett Securities Trust - International Opportunities Fund - Class I	19.20%
Lord Abbett Securities Trust - Micro Cap Growth Fund - Class I	10.30%
Lord Abbett Securities Trust - Value Opportunities Fund - Class I	20.26%
Repurchase Agreements	0.08%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class F3

ALFOX

Lord Abbett Alpha Strategy Fund

Annual Shareholder Report

October 31, 2024

lordabbett.com/FundDocuments

TSR-A-8961-F3

12/24

Class I

ALFYX

Lord Abbett Alpha Strategy Fund

Annual Shareholder Report

October 31, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Alpha Strategy Fund for the period of November 1, 2023 to October 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$22	0.19%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Fund returned 33.21%, reflecting performance at the net asset value (NAV) of Class I shares, compared to the 34.07% of a securities market index with investment characteristics similar to those of the Fund, the Russell 2000 Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 38.02% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve (Fed) lowering its policy rate by 50 basis points in September. There were also increased market expectations for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to these expectations of rate cuts, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: The Fund’s allocation to domestic micro- and small-cap growth stocks within its investments in the Lord Abbett Micro Cap Growth Fund and the Lord Abbett Developing Growth Fund was a notable contributor to relative performance over the period.

Top detractors from performance: The Fund’s allocation to international small-cap stocks within its investments in the Lord Abbett International Opportunities Fund was a notable detractor from relative performance over the period.

Fund Performance

Total Return Based on $10,000 Investment

	Class I	Russell 2000 Index	S&P Developed Ex US Small 15% + Russell 2000 85%	Lipper Small-Cap Core Category Funds Average	S&P 500 Index
10/31/2014	$10,000	$10,000	$10,000	$10,000	$10,000
11/30/2014	$10,055	$10,009	$10,015	$10,000	$10,269
12/31/2014	$10,196	$10,294	$10,244	$10,197	$10,243
1/31/2015	$9,975	$9,963	$9,958	$9,825	$9,936
2/28/2015	$10,632	$10,555	$10,551	$10,419	$10,507
3/31/2015	$10,778	$10,738	$10,689	$10,578	$10,340
4/30/2015	$10,690	$10,465	$10,546	$10,385	$10,440
5/31/2015	$10,925	$10,703	$10,759	$10,525	$10,574
6/30/2015	$10,986	$10,784	$10,805	$10,559	$10,369
7/31/2015	$10,979	$10,658	$10,695	$10,396	$10,586
8/31/2015	$10,227	$9,989	$10,052	$9,843	$9,948
9/30/2015	$9,890	$9,498	$9,582	$9,423	$9,702
10/31/2015	$10,278	$10,034	$10,121	$9,951	$10,520
11/30/2015	$10,458	$10,360	$10,394	$10,175	$10,551
12/31/2015	$10,112	$9,840	$9,952	$9,658	$10,385
1/31/2016	$9,256	$8,975	$9,099	$8,952	$9,869
2/29/2016	$9,141	$8,974	$9,097	$9,021	$9,856
3/31/2016	$9,844	$9,690	$9,832	$9,718	$10,525
4/30/2016	$9,911	$9,842	$10,007	$9,832	$10,566
5/31/2016	$10,156	$10,064	$10,197	$9,998	$10,755
6/30/2016	$10,065	$10,058	$10,129	$9,953	$10,783
7/31/2016	$10,610	$10,658	$10,733	$10,452	$11,181
8/31/2016	$10,716	$10,847	$10,883	$10,594	$11,196
9/30/2016	$10,858	$10,968	$11,030	$10,648	$11,199
10/31/2016	$10,397	$10,446	$10,531	$10,252	$10,994
11/30/2016	$11,024	$11,611	$11,488	$11,316	$11,401
12/31/2016	$11,075	$11,936	$11,809	$11,648	$11,627
1/31/2017	$11,304	$11,984	$11,910	$11,690	$11,847
2/28/2017	$11,488	$12,215	$12,141	$11,869	$12,318
3/31/2017	$11,598	$12,231	$12,193	$11,865	$12,332
4/30/2017	$11,761	$12,365	$12,369	$12,077	$12,459
5/31/2017	$11,783	$12,113	$12,230	$11,857	$12,634
6/30/2017	$12,065	$12,532	$12,598	$12,151	$12,713
7/31/2017	$12,272	$12,625	$12,741	$12,246	$12,974
8/31/2017	$12,241	$12,465	$12,618	$12,046	$13,014
9/30/2017	$12,765	$13,243	$13,338	$12,746	$13,283
10/31/2017	$12,985	$13,355	$13,462	$12,895	$13,593
11/30/2017	$13,284	$13,740	$13,828	$13,245	$14,009
12/31/2017	$13,385	$13,685	$13,843	$13,219	$14,165
1/31/2018	$13,862	$14,043	$14,251	$13,539	$14,976
2/28/2018	$13,434	$13,499	$13,692	$12,960	$14,424
3/31/2018	$13,503	$13,673	$13,816	$13,074	$14,058
4/30/2018	$13,601	$13,792	$13,946	$13,140	$14,112
5/31/2018	$14,270	$14,629	$14,656	$13,768	$14,451
6/30/2018	$14,384	$14,734	$14,701	$13,849	$14,540
7/31/2018	$14,428	$14,990	$14,933	$14,089	$15,081
8/31/2018	$15,303	$15,637	$15,477	$14,586	$15,573
9/30/2018	$15,200	$15,260	$15,143	$14,258	$15,662
10/31/2018	$13,424	$13,603	$13,518	$12,839	$14,591
11/30/2018	$13,483	$13,819	$13,684	$13,021	$14,888
12/31/2018	$12,150	$12,178	$12,168	$11,522	$13,544
1/31/2019	$13,449	$13,548	$13,480	$12,771	$14,629
2/28/2019	$14,220	$14,252	$14,128	$13,368	$15,099
3/31/2019	$14,036	$13,954	$13,866	$13,078	$15,393
4/30/2019	$14,530	$14,428	$14,328	$13,598	$16,016
5/31/2019	$13,536	$13,306	$13,275	$12,524	$14,998
6/30/2019	$14,553	$14,246	$14,169	$13,396	$16,055
7/31/2019	$14,548	$14,328	$14,218	$13,493	$16,286
8/31/2019	$13,973	$13,621	$13,566	$12,853	$16,028
9/30/2019	$13,967	$13,904	$13,848	$13,239	$16,328
10/31/2019	$14,214	$14,270	$14,249	$13,492	$16,681
11/30/2019	$14,714	$14,858	$14,794	$13,936	$17,287
12/31/2019	$15,204	$15,286	$15,263	$14,309	$17,809
1/31/2020	$14,954	$14,796	$14,775	$13,795	$17,802
2/29/2020	$13,799	$13,550	$13,498	$12,465	$16,336
3/31/2020	$10,858	$10,606	$10,636	$9,603	$14,319
4/30/2020	$12,387	$12,063	$12,067	$10,894	$16,154
5/31/2020	$13,543	$12,848	$12,860	$11,486	$16,923
6/30/2020	$14,068	$13,302	$13,294	$11,761	$17,260
7/31/2020	$14,692	$13,670	$13,712	$12,159	$18,233
8/31/2020	$15,381	$14,441	$14,510	$12,684	$19,544
9/30/2020	$15,112	$13,958	$14,060	$12,193	$18,801
10/31/2020	$15,355	$14,251	$14,236	$12,497	$18,301
11/30/2020	$17,790	$16,877	$16,786	$14,566	$20,305
12/31/2020	$19,217	$18,337	$18,186	$15,702	$21,085
1/31/2021	$19,614	$19,260	$18,956	$16,120	$20,872
2/28/2021	$21,102	$20,460	$20,039	$17,546	$21,448
3/31/2021	$21,158	$20,666	$20,261	$18,206	$22,387
4/30/2021	$22,094	$21,100	$20,754	$18,833	$23,582
5/31/2021	$21,902	$21,143	$20,869	$19,087	$23,747
6/30/2021	$21,959	$21,553	$21,181	$18,961	$24,301
7/31/2021	$21,676	$20,775	$20,553	$18,642	$24,878
8/31/2021	$22,115	$21,239	$21,021	$19,004	$25,635
9/30/2021	$21,428	$20,613	$20,384	$18,523	$24,443
10/31/2021	$22,363	$21,490	$21,172	$19,318	$26,155
11/30/2021	$21,357	$20,594	$20,223	$18,735	$25,974
12/31/2021	$22,147	$21,055	$20,747	$19,617	$27,138
1/31/2022	$20,015	$19,028	$18,816	$18,336	$25,734
2/28/2022	$19,963	$19,231	$18,959	$18,541	$24,963
3/31/2022	$19,724	$19,470	$19,170	$18,584	$25,890
4/30/2022	$17,921	$17,540	$17,351	$17,171	$23,632
5/31/2022	$17,988	$17,567	$17,373	$17,419	$23,676
6/30/2022	$16,305	$16,122	$15,860	$15,869	$21,721
7/31/2022	$17,727	$17,805	$17,419	$17,349	$23,724
8/31/2022	$17,233	$17,441	$16,997	$16,762	$22,757
9/30/2022	$15,655	$15,769	$15,306	$15,186	$20,661
10/31/2022	$16,986	$17,506	$16,848	$16,918	$22,334
11/30/2022	$17,771	$17,914	$17,442	$17,649	$23,582
12/31/2022	$17,000	$16,752	$16,498	$16,679	$22,223
1/31/2023	$18,513	$18,384	$18,080	$18,216	$23,619
2/28/2023	$18,304	$18,074	$17,760	$17,987	$23,043
3/31/2023	$18,024	$17,210	$17,046	$17,139	$23,889
4/30/2023	$17,936	$16,901	$16,822	$16,807	$24,262
5/31/2023	$17,688	$16,745	$16,580	$16,439	$24,367
6/30/2023	$18,665	$18,106	$17,810	$17,825	$25,977
7/31/2023	$19,369	$19,213	$18,870	$18,732	$26,812
8/31/2023	$18,609	$18,252	$17,964	$18,069	$26,385
9/30/2023	$17,456	$17,178	$16,936	$17,136	$25,127
10/31/2023	$16,352	$16,006	$15,802	$16,141	$24,599
11/30/2023	$17,848	$17,455	$17,259	$17,448	$26,845
12/31/2023	$19,405	$19,588	$19,232	$19,265	$28,065
1/31/2024	$19,212	$18,826	$18,529	$18,746	$28,536
2/29/2024	$20,187	$19,890	$19,428	$19,556	$30,060
3/31/2024	$20,848	$20,602	$20,144	$20,387	$31,027
4/30/2024	$19,647	$19,152	$18,860	$19,166	$29,760
5/31/2024	$20,727	$20,113	$19,804	$20,049	$31,236
6/30/2024	$20,558	$19,927	$19,561	$19,698	$32,356
7/31/2024	$21,759	$21,952	$21,374	$21,399	$32,750
8/31/2024	$22,049	$21,624	$21,152	$21,215	$33,545
9/30/2024	$22,210	$21,775	$21,364	$21,321	$34,261
10/31/2024	$21,783	$21,460	$20,914	$20,958	$33,950

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class I at NAV	33.21%	8.91%	8.10%
Russell 2000 Index	34.07%	8.50%	7.94%
S&P Developed Ex US Small 15% + Russell 2000 85%	32.35%	7.98%	7.66%
Lipper Small-Cap Core Category Funds Average	29.85%	9.21%	7.68%
S&P 500 IndexFootnote Reference*	38.02%	15.27%	13.00%
Footnote	Description
Footnote*	The Fund has adopted the S&P 500 Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of October 31, 2024)

Total Net Assets	$626,722,017
# of Portfolio Holdings	7
Portfolio Turnover Rate	1%
Total Advisory Fees Paid	$0

What did the Fund invest in?

(as of October 31, 2024)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Lord Abbett Developing Growth Fund, Inc. - Class I	20.03%
Lord Abbett Research Fund, Inc. - Small Cap Value Fund - Class I	20.13%
Lord Abbett Securities Trust - Focused Small Cap Value Fund - Class I	10.00%
Lord Abbett Securities Trust - International Opportunities Fund - Class I	19.20%
Lord Abbett Securities Trust - Micro Cap Growth Fund - Class I	10.30%
Lord Abbett Securities Trust - Value Opportunities Fund - Class I	20.26%
Repurchase Agreements	0.08%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class I

ALFYX

Lord Abbett Alpha Strategy Fund

Annual Shareholder Report

October 31, 2024

lordabbett.com/FundDocuments

TSR-A-1429-I

12/24

Class R2

ALFQX

Lord Abbett Alpha Strategy Fund

Annual Shareholder Report

October 31, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Alpha Strategy Fund for the period of November 1, 2023 to October 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R2	$92	0.79%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Fund returned 32.43%, reflecting performance at the net asset value (NAV) of Class R2 shares, compared to the 34.07% of a securities market index with investment characteristics similar to those of the Fund, the Russell 2000 Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 38.02% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve (Fed) lowering its policy rate by 50 basis points in September. There were also increased market expectations for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to these expectations of rate cuts, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: The Fund’s allocation to domestic micro- and small-cap growth stocks within its investments in the Lord Abbett Micro Cap Growth Fund and the Lord Abbett Developing Growth Fund was a notable contributor to relative performance over the period.

Top detractors from performance: The Fund’s allocation to international small-cap stocks within its investments in the Lord Abbett International Opportunities Fund was a notable detractor from relative performance over the period.

Fund Performance

Total Return Based on $10,000 Investment

	Class R2	Russell 2000 Index	S&P Developed Ex US Small 15% + Russell 2000 85%	Lipper Small-Cap Core Category Funds Average	S&P 500 Index
10/31/2014	$10,000	$10,000	$10,000	$10,000	$10,000
11/30/2014	$10,050	$10,009	$10,015	$10,000	$10,269
12/31/2014	$10,184	$10,294	$10,244	$10,197	$10,243
1/31/2015	$9,956	$9,963	$9,958	$9,825	$9,936
2/28/2015	$10,608	$10,555	$10,551	$10,419	$10,507
3/31/2015	$10,748	$10,738	$10,689	$10,578	$10,340
4/30/2015	$10,657	$10,465	$10,546	$10,385	$10,440
5/31/2015	$10,885	$10,703	$10,759	$10,525	$10,574
6/30/2015	$10,941	$10,784	$10,805	$10,559	$10,369
7/31/2015	$10,927	$10,658	$10,695	$10,396	$10,586
8/31/2015	$10,174	$9,989	$10,052	$9,843	$9,948
9/30/2015	$9,834	$9,498	$9,582	$9,423	$9,702
10/31/2015	$10,216	$10,034	$10,121	$9,951	$10,520
11/30/2015	$10,387	$10,360	$10,394	$10,175	$10,551
12/31/2015	$10,039	$9,840	$9,952	$9,658	$10,385
1/31/2016	$9,183	$8,975	$9,099	$8,952	$9,869
2/29/2016	$9,066	$8,974	$9,097	$9,021	$9,856
3/31/2016	$9,759	$9,690	$9,832	$9,718	$10,525
4/30/2016	$9,824	$9,842	$10,007	$9,832	$10,566
5/31/2016	$10,059	$10,064	$10,197	$9,998	$10,755
6/30/2016	$9,966	$10,058	$10,129	$9,953	$10,783
7/31/2016	$10,497	$10,658	$10,733	$10,452	$11,181
8/31/2016	$10,594	$10,847	$10,883	$10,594	$11,196
9/30/2016	$10,732	$10,968	$11,030	$10,648	$11,199
10/31/2016	$10,274	$10,446	$10,531	$10,252	$10,994
11/30/2016	$10,886	$11,611	$11,488	$11,316	$11,401
12/31/2016	$10,929	$11,936	$11,809	$11,648	$11,627
1/31/2017	$11,147	$11,984	$11,910	$11,690	$11,847
2/28/2017	$11,324	$12,215	$12,141	$11,869	$12,318
3/31/2017	$11,429	$12,231	$12,193	$11,865	$12,332
4/30/2017	$11,583	$12,365	$12,369	$12,077	$12,459
5/31/2017	$11,601	$12,113	$12,230	$11,857	$12,634
6/30/2017	$11,869	$12,532	$12,598	$12,151	$12,713
7/31/2017	$12,069	$12,625	$12,741	$12,246	$12,974
8/31/2017	$12,033	$12,465	$12,618	$12,046	$13,014
9/30/2017	$12,542	$13,243	$13,338	$12,746	$13,283
10/31/2017	$12,751	$13,355	$13,462	$12,895	$13,593
11/30/2017	$13,037	$13,740	$13,828	$13,245	$14,009
12/31/2017	$13,131	$13,685	$13,843	$13,219	$14,165
1/31/2018	$13,596	$14,043	$14,251	$13,539	$14,976
2/28/2018	$13,162	$13,499	$13,692	$12,960	$14,424
3/31/2018	$13,229	$13,673	$13,816	$13,074	$14,058
4/30/2018	$13,315	$13,792	$13,946	$13,140	$14,112
5/31/2018	$13,964	$14,629	$14,656	$13,768	$14,451
6/30/2018	$14,066	$14,734	$14,701	$13,849	$14,540
7/31/2018	$14,102	$14,990	$14,933	$14,089	$15,081
8/31/2018	$14,955	$15,637	$15,477	$14,586	$15,573
9/30/2018	$14,843	$15,260	$15,143	$14,258	$15,662
10/31/2018	$13,101	$13,603	$13,518	$12,839	$14,591
11/30/2018	$13,152	$13,819	$13,684	$13,021	$14,888
12/31/2018	$11,844	$12,178	$12,168	$11,522	$13,544
1/31/2019	$13,109	$13,548	$13,480	$12,771	$14,629
2/28/2019	$13,855	$14,252	$14,128	$13,368	$15,099
3/31/2019	$13,664	$13,954	$13,866	$13,078	$15,393
4/30/2019	$14,142	$14,428	$14,328	$13,598	$16,016
5/31/2019	$13,163	$13,306	$13,275	$12,524	$14,998
6/30/2019	$14,147	$14,246	$14,169	$13,396	$16,055
7/31/2019	$14,136	$14,328	$14,218	$13,493	$16,286
8/31/2019	$13,569	$13,621	$13,566	$12,853	$16,028
9/30/2019	$13,557	$13,904	$13,848	$13,239	$16,328
10/31/2019	$13,789	$14,270	$14,249	$13,492	$16,681
11/30/2019	$14,267	$14,858	$14,794	$13,936	$17,287
12/31/2019	$14,739	$15,286	$15,263	$14,309	$17,809
1/31/2020	$14,485	$14,796	$14,775	$13,795	$17,802
2/29/2020	$13,363	$13,550	$13,498	$12,465	$16,336
3/31/2020	$10,507	$10,606	$10,636	$9,603	$14,319
4/30/2020	$11,987	$12,063	$12,067	$10,894	$16,154
5/31/2020	$13,088	$12,848	$12,860	$11,486	$16,923
6/30/2020	$13,597	$13,302	$13,294	$11,761	$17,260
7/31/2020	$14,189	$13,670	$13,712	$12,159	$18,233
8/31/2020	$14,843	$14,441	$14,510	$12,684	$19,544
9/30/2020	$14,581	$13,958	$14,060	$12,193	$18,801
10/31/2020	$14,808	$14,251	$14,236	$12,497	$18,301
11/30/2020	$17,148	$16,877	$16,786	$14,566	$20,305
12/31/2020	$18,514	$18,337	$18,186	$15,702	$21,085
1/31/2021	$18,893	$19,260	$18,956	$16,120	$20,872
2/28/2021	$20,308	$20,460	$20,039	$17,546	$21,448
3/31/2021	$20,360	$20,666	$20,261	$18,206	$22,387
4/30/2021	$21,245	$21,100	$20,754	$18,833	$23,582
5/31/2021	$21,052	$21,143	$20,869	$19,087	$23,747
6/30/2021	$21,089	$21,553	$21,181	$18,961	$24,301
7/31/2021	$20,806	$20,775	$20,553	$18,642	$24,878
8/31/2021	$21,216	$21,239	$21,021	$19,004	$25,635
9/30/2021	$20,553	$20,613	$20,384	$18,523	$24,443
10/31/2021	$21,439	$21,490	$21,172	$19,318	$26,155
11/30/2021	$20,464	$20,594	$20,223	$18,735	$25,974
12/31/2021	$21,202	$21,055	$20,747	$19,617	$27,138
1/31/2022	$19,157	$19,028	$18,816	$18,336	$25,734
2/28/2022	$19,094	$19,231	$18,959	$18,541	$24,963
3/31/2022	$18,859	$19,470	$19,170	$18,584	$25,890
4/30/2022	$17,127	$17,540	$17,351	$17,171	$23,632
5/31/2022	$17,182	$17,567	$17,373	$17,419	$23,676
6/30/2022	$15,568	$16,122	$15,860	$15,869	$21,721
7/31/2022	$16,916	$17,805	$17,419	$17,349	$23,724
8/31/2022	$16,438	$17,441	$16,997	$16,762	$22,757
9/30/2022	$14,918	$15,769	$15,306	$15,186	$20,661
10/31/2022	$16,187	$17,506	$16,848	$16,918	$22,334
11/30/2022	$16,924	$17,914	$17,442	$17,649	$23,582
12/31/2022	$16,176	$16,752	$16,498	$16,679	$22,223
1/31/2023	$17,610	$18,384	$18,080	$18,216	$23,619
2/28/2023	$17,409	$18,074	$17,760	$17,987	$23,043
3/31/2023	$17,132	$17,210	$17,046	$17,139	$23,889
4/30/2023	$17,040	$16,901	$16,822	$16,807	$24,262
5/31/2023	$16,796	$16,745	$16,580	$16,439	$24,367
6/30/2023	$17,710	$18,106	$17,810	$17,825	$25,977
7/31/2023	$18,373	$19,213	$18,870	$18,732	$26,812
8/31/2023	$17,643	$18,252	$17,964	$18,069	$26,385
9/30/2023	$16,536	$17,178	$16,936	$17,136	$25,127
10/31/2023	$15,488	$16,006	$15,802	$16,141	$24,599
11/30/2023	$16,897	$17,455	$17,259	$17,448	$26,845
12/31/2023	$18,364	$19,588	$19,232	$19,265	$28,065
1/31/2024	$18,170	$18,826	$18,529	$18,746	$28,536
2/29/2024	$19,079	$19,890	$19,428	$19,556	$30,060
3/31/2024	$19,702	$20,602	$20,144	$20,387	$31,027
4/30/2024	$18,549	$19,152	$18,860	$19,166	$29,760
5/31/2024	$19,559	$20,113	$19,804	$20,049	$31,236
6/30/2024	$19,391	$19,927	$19,561	$19,698	$32,356
7/31/2024	$20,511	$21,952	$21,374	$21,399	$32,750
8/31/2024	$20,772	$21,624	$21,152	$21,215	$33,545
9/30/2024	$20,923	$21,775	$21,364	$21,321	$34,261
10/31/2024	$20,511	$21,460	$20,914	$20,958	$33,950

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class R2 at NAV	32.43%	8.26%	7.45%
Russell 2000 Index	34.07%	8.50%	7.94%
S&P Developed Ex US Small 15% + Russell 2000 85%	32.35%	7.98%	7.66%
Lipper Small-Cap Core Category Funds Average	29.85%	9.21%	7.68%
S&P 500 IndexFootnote Reference*	38.02%	15.27%	13.00%
Footnote	Description
Footnote*	The Fund has adopted the S&P 500 Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of October 31, 2024)

Total Net Assets	$626,722,017
# of Portfolio Holdings	7
Portfolio Turnover Rate	1%
Total Advisory Fees Paid	$0

What did the Fund invest in?

(as of October 31, 2024)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Lord Abbett Developing Growth Fund, Inc. - Class I	20.03%
Lord Abbett Research Fund, Inc. - Small Cap Value Fund - Class I	20.13%
Lord Abbett Securities Trust - Focused Small Cap Value Fund - Class I	10.00%
Lord Abbett Securities Trust - International Opportunities Fund - Class I	19.20%
Lord Abbett Securities Trust - Micro Cap Growth Fund - Class I	10.30%
Lord Abbett Securities Trust - Value Opportunities Fund - Class I	20.26%
Repurchase Agreements	0.08%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R2

ALFQX

Lord Abbett Alpha Strategy Fund

Annual Shareholder Report

October 31, 2024

lordabbett.com/FundDocuments

TSR-A-1095-R2

12/24

Class R3

ALFRX

Lord Abbett Alpha Strategy Fund

Annual Shareholder Report

October 31, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Alpha Strategy Fund for the period of November 1, 2023 to October 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$80	0.69%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Fund returned 32.58%, reflecting performance at the net asset value (NAV) of Class R3 shares, compared to the 34.07% of a securities market index with investment characteristics similar to those of the Fund, the Russell 2000 Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 38.02% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve (Fed) lowering its policy rate by 50 basis points in September. There were also increased market expectations for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to these expectations of rate cuts, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: The Fund’s allocation to domestic micro- and small-cap growth stocks within its investments in the Lord Abbett Micro Cap Growth Fund and the Lord Abbett Developing Growth Fund was a notable contributor to relative performance over the period.

Top detractors from performance: The Fund’s allocation to international small-cap stocks within its investments in the Lord Abbett International Opportunities Fund was a notable detractor from relative performance over the period.

Fund Performance

Total Return Based on $10,000 Investment

	Class R3	Russell 2000 Index	S&P Developed Ex US Small 15% + Russell 2000 85%	Lipper Small-Cap Core Category Funds Average	S&P 500 Index
10/31/2014	$10,000	$10,000	$10,000	$10,000	$10,000
11/30/2014	$10,053	$10,009	$10,015	$10,000	$10,269
12/31/2014	$10,186	$10,294	$10,244	$10,197	$10,243
1/31/2015	$9,963	$9,963	$9,958	$9,825	$9,936
2/28/2015	$10,615	$10,555	$10,551	$10,419	$10,507
3/31/2015	$10,755	$10,738	$10,689	$10,578	$10,340
4/30/2015	$10,664	$10,465	$10,546	$10,385	$10,440
5/31/2015	$10,895	$10,703	$10,759	$10,525	$10,574
6/30/2015	$10,954	$10,784	$10,805	$10,559	$10,369
7/31/2015	$10,936	$10,658	$10,695	$10,396	$10,586
8/31/2015	$10,186	$9,989	$10,052	$9,843	$9,948
9/30/2015	$9,844	$9,498	$9,582	$9,423	$9,702
10/31/2015	$10,228	$10,034	$10,121	$9,951	$10,520
11/30/2015	$10,402	$10,360	$10,394	$10,175	$10,551
12/31/2015	$10,055	$9,840	$9,952	$9,658	$10,385
1/31/2016	$9,198	$8,975	$9,099	$8,952	$9,869
2/29/2016	$9,080	$8,974	$9,097	$9,021	$9,856
3/31/2016	$9,776	$9,690	$9,832	$9,718	$10,525
4/30/2016	$9,841	$9,842	$10,007	$9,832	$10,566
5/31/2016	$10,075	$10,064	$10,197	$9,998	$10,755
6/30/2016	$9,986	$10,058	$10,129	$9,953	$10,783
7/31/2016	$10,516	$10,658	$10,733	$10,452	$11,181
8/31/2016	$10,617	$10,847	$10,883	$10,594	$11,196
9/30/2016	$10,755	$10,968	$11,030	$10,648	$11,199
10/31/2016	$10,298	$10,446	$10,531	$10,252	$10,994
11/30/2016	$10,912	$11,611	$11,488	$11,316	$11,401
12/31/2016	$10,956	$11,936	$11,809	$11,648	$11,627
1/31/2017	$11,178	$11,984	$11,910	$11,690	$11,847
2/28/2017	$11,354	$12,215	$12,141	$11,869	$12,318
3/31/2017	$11,458	$12,231	$12,193	$11,865	$12,332
4/30/2017	$11,617	$12,365	$12,369	$12,077	$12,459
5/31/2017	$11,635	$12,113	$12,230	$11,857	$12,634
6/30/2017	$11,907	$12,532	$12,598	$12,151	$12,713
7/31/2017	$12,106	$12,625	$12,741	$12,246	$12,974
8/31/2017	$12,074	$12,465	$12,618	$12,046	$13,014
9/30/2017	$12,581	$13,243	$13,338	$12,746	$13,283
10/31/2017	$12,794	$13,355	$13,462	$12,895	$13,593
11/30/2017	$13,084	$13,740	$13,828	$13,245	$14,009
12/31/2017	$13,179	$13,685	$13,843	$13,219	$14,165
1/31/2018	$13,642	$14,043	$14,251	$13,539	$14,976
2/28/2018	$13,214	$13,499	$13,692	$12,960	$14,424
3/31/2018	$13,280	$13,673	$13,816	$13,074	$14,058
4/30/2018	$13,367	$13,792	$13,946	$13,140	$14,112
5/31/2018	$14,023	$14,629	$14,656	$13,768	$14,451
6/30/2018	$14,125	$14,734	$14,701	$13,849	$14,540
7/31/2018	$14,166	$14,990	$14,933	$14,089	$15,081
8/31/2018	$15,015	$15,637	$15,477	$14,586	$15,573
9/30/2018	$14,909	$15,260	$15,143	$14,258	$15,662
10/31/2018	$13,158	$13,603	$13,518	$12,839	$14,591
11/30/2018	$13,214	$13,819	$13,684	$13,021	$14,888
12/31/2018	$11,899	$12,178	$12,168	$11,522	$13,544
1/31/2019	$13,169	$13,548	$13,480	$12,771	$14,629
2/28/2019	$13,920	$14,252	$14,128	$13,368	$15,099
3/31/2019	$13,735	$13,954	$13,866	$13,078	$15,393
4/30/2019	$14,212	$14,428	$14,328	$13,598	$16,016
5/31/2019	$13,228	$13,306	$13,275	$12,524	$14,998
6/30/2019	$14,224	$14,246	$14,169	$13,396	$16,055
7/31/2019	$14,212	$14,328	$14,218	$13,493	$16,286
8/31/2019	$13,639	$13,621	$13,566	$12,853	$16,028
9/30/2019	$13,634	$13,904	$13,848	$13,239	$16,328
10/31/2019	$13,866	$14,270	$14,249	$13,492	$16,681
11/30/2019	$14,349	$14,858	$14,794	$13,936	$17,287
12/31/2019	$14,820	$15,286	$15,263	$14,309	$17,809
1/31/2020	$14,566	$14,796	$14,775	$13,795	$17,802
2/29/2020	$13,440	$13,550	$13,498	$12,465	$16,336
3/31/2020	$10,576	$10,606	$10,636	$9,603	$14,319
4/30/2020	$12,059	$12,063	$12,067	$10,894	$16,154
5/31/2020	$13,172	$12,848	$12,860	$11,486	$16,923
6/30/2020	$13,680	$13,302	$13,294	$11,761	$17,260
7/31/2020	$14,278	$13,670	$13,712	$12,159	$18,233
8/31/2020	$14,937	$14,441	$14,510	$12,684	$19,544
9/30/2020	$14,676	$13,958	$14,060	$12,193	$18,801
10/31/2020	$14,902	$14,251	$14,236	$12,497	$18,301
11/30/2020	$17,265	$16,877	$16,786	$14,566	$20,305
12/31/2020	$18,639	$18,337	$18,186	$15,702	$21,085
1/31/2021	$19,017	$19,260	$18,956	$16,120	$20,872
2/28/2021	$20,450	$20,460	$20,039	$17,546	$21,448
3/31/2021	$20,502	$20,666	$20,261	$18,206	$22,387
4/30/2021	$21,394	$21,100	$20,754	$18,833	$23,582
5/31/2021	$21,200	$21,143	$20,869	$19,087	$23,747
6/30/2021	$21,245	$21,553	$21,181	$18,961	$24,301
7/31/2021	$20,963	$20,775	$20,553	$18,642	$24,878
8/31/2021	$21,379	$21,239	$21,021	$19,004	$25,635
9/30/2021	$20,703	$20,613	$20,384	$18,523	$24,443
10/31/2021	$21,601	$21,490	$21,172	$19,318	$26,155
11/30/2021	$20,621	$20,594	$20,223	$18,735	$25,974
12/31/2021	$21,371	$21,055	$20,747	$19,617	$27,138
1/31/2022	$19,303	$19,028	$18,816	$18,336	$25,734
2/28/2022	$19,248	$19,231	$18,959	$18,541	$24,963
3/31/2022	$19,014	$19,470	$19,170	$18,584	$25,890
4/30/2022	$17,267	$17,540	$17,351	$17,171	$23,632
5/31/2022	$17,322	$17,567	$17,373	$17,419	$23,676
6/30/2022	$15,693	$16,122	$15,860	$15,869	$21,721
7/31/2022	$17,056	$17,805	$17,419	$17,349	$23,724
8/31/2022	$16,578	$17,441	$16,997	$16,762	$22,757
9/30/2022	$15,043	$15,769	$15,306	$15,186	$20,661
10/31/2022	$16,328	$17,506	$16,848	$16,918	$22,334
11/30/2022	$17,071	$17,914	$17,442	$17,649	$23,582
12/31/2022	$16,322	$16,752	$16,498	$16,679	$22,223
1/31/2023	$17,763	$18,384	$18,080	$18,216	$23,619
2/28/2023	$17,562	$18,074	$17,760	$17,987	$23,043
3/31/2023	$17,285	$17,210	$17,046	$17,139	$23,889
4/30/2023	$17,193	$16,901	$16,822	$16,807	$24,262
5/31/2023	$16,950	$16,745	$16,580	$16,439	$24,367
6/30/2023	$17,880	$18,106	$17,810	$17,825	$25,977
7/31/2023	$18,542	$19,213	$18,870	$18,732	$26,812
8/31/2023	$17,805	$18,252	$17,964	$18,069	$26,385
9/30/2023	$16,699	$17,178	$16,936	$17,136	$25,127
10/31/2023	$15,635	$16,006	$15,802	$16,141	$24,599
11/30/2023	$17,059	$17,455	$17,259	$17,448	$26,845
12/31/2023	$18,541	$19,588	$19,232	$19,265	$28,065
1/31/2024	$18,347	$18,826	$18,529	$18,746	$28,536
2/29/2024	$19,264	$19,890	$19,428	$19,556	$30,060
3/31/2024	$19,895	$20,602	$20,144	$20,387	$31,027
4/30/2024	$18,734	$19,152	$18,860	$19,166	$29,760
5/31/2024	$19,761	$20,113	$19,804	$20,049	$31,236
6/30/2024	$19,593	$19,927	$19,561	$19,698	$32,356
7/31/2024	$20,728	$21,952	$21,374	$21,399	$32,750
8/31/2024	$20,989	$21,624	$21,152	$21,215	$33,545
9/30/2024	$21,140	$21,775	$21,364	$21,321	$34,261
10/31/2024	$20,728	$21,460	$20,914	$20,958	$33,950

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class R3 at NAV	32.58%	8.37%	7.56%
Russell 2000 Index	34.07%	8.50%	7.94%
S&P Developed Ex US Small 15% + Russell 2000 85%	32.35%	7.98%	7.66%
Lipper Small-Cap Core Category Funds Average	29.85%	9.21%	7.68%
S&P 500 IndexFootnote Reference*	38.02%	15.27%	13.00%
Footnote	Description
Footnote*	The Fund has adopted the S&P 500 Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of October 31, 2024)

Total Net Assets	$626,722,017
# of Portfolio Holdings	7
Portfolio Turnover Rate	1%
Total Advisory Fees Paid	$0

What did the Fund invest in?

(as of October 31, 2024)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Lord Abbett Developing Growth Fund, Inc. - Class I	20.03%
Lord Abbett Research Fund, Inc. - Small Cap Value Fund - Class I	20.13%
Lord Abbett Securities Trust - Focused Small Cap Value Fund - Class I	10.00%
Lord Abbett Securities Trust - International Opportunities Fund - Class I	19.20%
Lord Abbett Securities Trust - Micro Cap Growth Fund - Class I	10.30%
Lord Abbett Securities Trust - Value Opportunities Fund - Class I	20.26%
Repurchase Agreements	0.08%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R3

ALFRX

Lord Abbett Alpha Strategy Fund

Annual Shareholder Report

October 31, 2024

lordabbett.com/FundDocuments

TSR-A-2069-R3

12/24

Class R4

ALFKX

Lord Abbett Alpha Strategy Fund

Annual Shareholder Report

October 31, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Alpha Strategy Fund for the period of November 1, 2023 to October 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$51	0.44%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Fund returned 32.87%, reflecting performance at the net asset value (NAV) of Class R4 shares, compared to the 34.07% of a securities market index with investment characteristics similar to those of the Fund, the Russell 2000 Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 38.02% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve (Fed) lowering its policy rate by 50 basis points in September. There were also increased market expectations for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to these expectations of rate cuts, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: The Fund’s allocation to domestic micro- and small-cap growth stocks within its investments in the Lord Abbett Micro Cap Growth Fund and the Lord Abbett Developing Growth Fund was a notable contributor to relative performance over the period.

Top detractors from performance: The Fund’s allocation to international small-cap stocks within its investments in the Lord Abbett International Opportunities Fund was a notable detractor from relative performance over the period.

Fund Performance

Total Return Based on $10,000 Investment

	Class R4	Russell 2000 Index	S&P Developed Ex US Small 15% + Russell 2000 85%	Lipper Small-Cap Core Category Funds Average	S&P 500 Index
6/30/2015	$10,000	$10,000	$10,000	$10,000	$10,000
7/31/2015	$9,987	$9,884	$9,898	$9,846	$10,210
8/31/2015	$9,303	$9,263	$9,303	$9,322	$9,594
9/30/2015	$8,996	$8,808	$8,869	$8,925	$9,356
10/31/2015	$9,347	$9,304	$9,368	$9,424	$10,145
11/30/2015	$9,511	$9,607	$9,620	$9,637	$10,176
12/31/2015	$9,192	$9,125	$9,211	$9,148	$10,015
1/31/2016	$8,413	$8,322	$8,421	$8,479	$9,518
2/29/2016	$8,307	$8,322	$8,419	$8,544	$9,505
3/31/2016	$8,945	$8,986	$9,099	$9,204	$10,150
4/30/2016	$9,007	$9,127	$9,262	$9,312	$10,189
5/31/2016	$9,221	$9,333	$9,437	$9,469	$10,372
6/30/2016	$9,141	$9,327	$9,375	$9,427	$10,399
7/31/2016	$9,629	$9,884	$9,933	$9,899	$10,783
8/31/2016	$9,724	$10,059	$10,073	$10,033	$10,798
9/30/2016	$9,852	$10,171	$10,208	$10,085	$10,800
10/31/2016	$9,433	$9,687	$9,747	$9,710	$10,603
11/30/2016	$9,997	$10,767	$10,633	$10,717	$10,996
12/31/2016	$10,039	$11,069	$10,930	$11,032	$11,213
1/31/2017	$10,247	$11,113	$11,023	$11,071	$11,426
2/28/2017	$10,414	$11,327	$11,237	$11,241	$11,879
3/31/2017	$10,512	$11,342	$11,285	$11,237	$11,893
4/30/2017	$10,658	$11,466	$11,448	$11,438	$12,015
5/31/2017	$10,678	$11,233	$11,319	$11,230	$12,184
6/30/2017	$10,927	$11,621	$11,660	$11,509	$12,260
7/31/2017	$11,114	$11,708	$11,792	$11,599	$12,512
8/31/2017	$11,085	$11,559	$11,678	$11,408	$12,551
9/30/2017	$11,553	$12,280	$12,345	$12,072	$12,810
10/31/2017	$11,753	$12,385	$12,459	$12,213	$13,109
11/30/2017	$12,017	$12,742	$12,798	$12,544	$13,511
12/31/2017	$12,110	$12,690	$12,812	$12,520	$13,661
1/31/2018	$12,539	$13,022	$13,189	$12,822	$14,443
2/28/2018	$12,146	$12,518	$12,672	$12,274	$13,911
3/31/2018	$12,210	$12,680	$12,787	$12,383	$13,557
4/30/2018	$12,292	$12,789	$12,908	$12,445	$13,609
5/31/2018	$12,899	$13,566	$13,564	$13,040	$13,937
6/30/2018	$12,995	$13,663	$13,606	$13,116	$14,023
7/31/2018	$13,031	$13,901	$13,821	$13,344	$14,544
8/31/2018	$13,824	$14,500	$14,325	$13,815	$15,018
9/30/2018	$13,724	$14,151	$14,015	$13,504	$15,104
10/31/2018	$12,119	$12,614	$12,512	$12,160	$14,072
11/30/2018	$12,169	$12,815	$12,665	$12,332	$14,358
12/31/2018	$10,963	$11,293	$11,262	$10,913	$13,062
1/31/2019	$12,131	$12,563	$12,476	$12,095	$14,109
2/28/2019	$12,831	$13,216	$13,076	$12,661	$14,562
3/31/2019	$12,660	$12,940	$12,834	$12,386	$14,845
4/30/2019	$13,103	$13,379	$13,261	$12,878	$15,446
5/31/2019	$12,201	$12,339	$12,286	$11,862	$14,464
6/30/2019	$13,119	$13,211	$13,114	$12,687	$15,483
7/31/2019	$13,108	$13,287	$13,159	$12,779	$15,706
8/31/2019	$12,585	$12,631	$12,555	$12,174	$15,457
9/30/2019	$12,580	$12,894	$12,817	$12,539	$15,746
10/31/2019	$12,799	$13,233	$13,188	$12,778	$16,087
11/30/2019	$13,247	$13,778	$13,692	$13,199	$16,671
12/31/2019	$13,685	$14,175	$14,126	$13,552	$17,175
1/31/2020	$13,458	$13,720	$13,675	$13,066	$17,168
2/29/2020	$12,418	$12,565	$12,493	$11,806	$15,755
3/31/2020	$9,768	$9,835	$9,844	$9,095	$13,809
4/30/2020	$11,145	$11,186	$11,169	$10,318	$15,579
5/31/2020	$12,173	$11,914	$11,902	$10,879	$16,321
6/30/2020	$12,651	$12,335	$12,304	$11,139	$16,645
7/31/2020	$13,208	$12,677	$12,691	$11,516	$17,584
8/31/2020	$13,820	$13,391	$13,429	$12,013	$18,848
9/30/2020	$13,575	$12,944	$13,013	$11,548	$18,132
10/31/2020	$13,795	$13,215	$13,176	$11,836	$17,650
11/30/2020	$15,980	$15,651	$15,536	$13,796	$19,582
12/31/2020	$17,253	$17,005	$16,831	$14,872	$20,335
1/31/2021	$17,610	$17,860	$17,544	$15,267	$20,129
2/28/2021	$18,940	$18,973	$18,547	$16,618	$20,684
3/31/2021	$18,986	$19,164	$18,752	$17,243	$21,590
4/30/2021	$19,819	$19,566	$19,209	$17,836	$22,742
5/31/2021	$19,647	$19,607	$19,314	$18,077	$22,901
6/30/2021	$19,687	$19,987	$19,604	$17,958	$23,436
7/31/2021	$19,436	$19,265	$19,023	$17,656	$23,993
8/31/2021	$19,819	$19,696	$19,455	$17,999	$24,722
9/30/2021	$19,204	$19,115	$18,866	$17,543	$23,572
10/31/2021	$20,037	$19,928	$19,595	$18,296	$25,224
11/30/2021	$19,131	$19,098	$18,717	$17,744	$25,049
12/31/2021	$19,830	$19,524	$19,202	$18,579	$26,172
1/31/2022	$17,918	$17,645	$17,414	$17,366	$24,817
2/28/2022	$17,869	$17,833	$17,547	$17,561	$24,074
3/31/2022	$17,660	$18,055	$17,742	$17,601	$24,968
4/30/2022	$16,034	$16,266	$16,059	$16,263	$22,791
5/31/2022	$16,090	$16,290	$16,079	$16,497	$22,833
6/30/2022	$14,583	$14,951	$14,679	$15,029	$20,948
7/31/2022	$15,853	$16,511	$16,121	$16,431	$22,879
8/31/2022	$15,406	$16,173	$15,731	$15,875	$21,946
9/30/2022	$13,990	$14,624	$14,166	$14,382	$19,925
10/31/2022	$15,183	$16,233	$15,593	$16,023	$21,538
11/30/2022	$15,881	$16,613	$16,143	$16,715	$22,742
12/31/2022	$15,183	$15,534	$15,269	$15,797	$21,432
1/31/2023	$16,535	$17,048	$16,734	$17,252	$22,778
2/28/2023	$16,348	$16,760	$16,438	$17,035	$22,223
3/31/2023	$16,094	$15,960	$15,777	$16,232	$23,038
4/30/2023	$16,012	$15,673	$15,569	$15,918	$23,398
5/31/2023	$15,788	$15,528	$15,345	$15,569	$23,500
6/30/2023	$16,654	$16,790	$16,484	$16,882	$25,053
7/31/2023	$17,274	$17,817	$17,465	$17,741	$25,857
8/31/2023	$16,594	$16,926	$16,626	$17,113	$25,446
9/30/2023	$15,564	$15,929	$15,674	$16,230	$24,232
10/31/2023	$14,578	$14,843	$14,625	$15,287	$23,723
11/30/2023	$15,907	$16,186	$15,973	$16,525	$25,889
12/31/2023	$17,291	$18,164	$17,800	$18,245	$27,066
1/31/2024	$17,119	$17,458	$17,149	$17,754	$27,520
2/29/2024	$17,982	$18,445	$17,981	$18,521	$28,990
3/31/2024	$18,567	$19,105	$18,644	$19,309	$29,923
4/30/2024	$17,494	$17,760	$17,455	$18,152	$28,700
5/31/2024	$18,447	$18,651	$18,329	$18,989	$30,124
6/30/2024	$18,297	$18,479	$18,105	$18,656	$31,204
7/31/2024	$19,362	$20,356	$19,782	$20,267	$31,584
8/31/2024	$19,617	$20,052	$19,577	$20,093	$32,350
9/30/2024	$19,760	$20,192	$19,773	$20,193	$33,041
10/31/2024	$19,369	$19,901	$19,357	$19,850	$32,742

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 6/30/15
Class R4 at NAV	32.87%	8.64%	7.34%
Russell 2000 Index	34.07%	8.50%	7.65%
S&P Developed Ex US Small 15% + Russell 2000 85%	32.35%	7.98%	7.33%
Lipper Small-Cap Core Category Funds Average	29.85%	9.21%	7.62%
S&P 500 IndexFootnote Reference*	38.02%	15.27%	13.54%
Footnote	Description
Footnote*	The Fund has adopted the S&P 500 Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of October 31, 2024)

Total Net Assets	$626,722,017
# of Portfolio Holdings	7
Portfolio Turnover Rate	1%
Total Advisory Fees Paid	$0

What did the Fund invest in?

(as of October 31, 2024)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Lord Abbett Developing Growth Fund, Inc. - Class I	20.03%
Lord Abbett Research Fund, Inc. - Small Cap Value Fund - Class I	20.13%
Lord Abbett Securities Trust - Focused Small Cap Value Fund - Class I	10.00%
Lord Abbett Securities Trust - International Opportunities Fund - Class I	19.20%
Lord Abbett Securities Trust - Micro Cap Growth Fund - Class I	10.30%
Lord Abbett Securities Trust - Value Opportunities Fund - Class I	20.26%
Repurchase Agreements	0.08%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R4

ALFKX

Lord Abbett Alpha Strategy Fund

Annual Shareholder Report

October 31, 2024

lordabbett.com/FundDocuments

TSR-A-8719-R4

12/24

Class R5

ALFTX

Lord Abbett Alpha Strategy Fund

Annual Shareholder Report

October 31, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Alpha Strategy Fund for the period of November 1, 2023 to October 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$22	0.19%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Fund returned 33.20%, reflecting performance at the net asset value (NAV) of Class R5 shares, compared to the 34.07% of a securities market index with investment characteristics similar to those of the Fund, the Russell 2000 Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 38.02% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve (Fed) lowering its policy rate by 50 basis points in September. There were also increased market expectations for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to these expectations of rate cuts, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: The Fund’s allocation to domestic micro- and small-cap growth stocks within its investments in the Lord Abbett Micro Cap Growth Fund and the Lord Abbett Developing Growth Fund was a notable contributor to relative performance over the period.

Top detractors from performance: The Fund’s allocation to international small-cap stocks within its investments in the Lord Abbett International Opportunities Fund was a notable detractor from relative performance over the period.

Fund Performance

Total Return Based on $10,000 Investment

	Class R5	Russell 2000 Index	S&P Developed Ex US Small 15% + Russell 2000 85%	Lipper Small-Cap Core Category Funds Average	S&P 500 Index
6/30/2015	$10,000	$10,000	$10,000	$10,000	$10,000
7/31/2015	$9,991	$9,884	$9,898	$9,846	$10,210
8/31/2015	$9,306	$9,263	$9,303	$9,322	$9,594
9/30/2015	$8,999	$8,808	$8,869	$8,925	$9,356
10/31/2015	$9,356	$9,304	$9,368	$9,424	$10,145
11/30/2015	$9,520	$9,607	$9,620	$9,637	$10,176
12/31/2015	$9,205	$9,125	$9,211	$9,148	$10,015
1/31/2016	$8,425	$8,322	$8,421	$8,479	$9,518
2/29/2016	$8,321	$8,322	$8,419	$8,544	$9,505
3/31/2016	$8,960	$8,986	$9,099	$9,204	$10,150
4/30/2016	$9,022	$9,127	$9,262	$9,312	$10,189
5/31/2016	$9,244	$9,333	$9,437	$9,469	$10,372
6/30/2016	$9,165	$9,327	$9,375	$9,427	$10,399
7/31/2016	$9,657	$9,884	$9,933	$9,899	$10,783
8/31/2016	$9,754	$10,059	$10,073	$10,033	$10,798
9/30/2016	$9,884	$10,171	$10,208	$10,085	$10,800
10/31/2016	$9,467	$9,687	$9,747	$9,710	$10,603
11/30/2016	$10,035	$10,767	$10,633	$10,717	$10,996
12/31/2016	$10,080	$11,069	$10,930	$11,032	$11,213
1/31/2017	$10,289	$11,113	$11,023	$11,071	$11,426
2/28/2017	$10,461	$11,327	$11,237	$11,241	$11,879
3/31/2017	$10,561	$11,342	$11,285	$11,237	$11,893
4/30/2017	$10,709	$11,466	$11,448	$11,438	$12,015
5/31/2017	$10,733	$11,233	$11,319	$11,230	$12,184
6/30/2017	$10,986	$11,621	$11,660	$11,509	$12,260
7/31/2017	$11,178	$11,708	$11,792	$11,599	$12,512
8/31/2017	$11,150	$11,559	$11,678	$11,408	$12,551
9/30/2017	$11,623	$12,280	$12,345	$12,072	$12,810
10/31/2017	$11,827	$12,385	$12,459	$12,213	$13,109
11/30/2017	$12,095	$12,742	$12,798	$12,544	$13,511
12/31/2017	$12,191	$12,690	$12,812	$12,520	$13,661
1/31/2018	$12,625	$13,022	$13,189	$12,822	$14,443
2/28/2018	$12,231	$12,518	$12,672	$12,274	$13,911
3/31/2018	$12,298	$12,680	$12,787	$12,383	$13,557
4/30/2018	$12,384	$12,789	$12,908	$12,445	$13,609
5/31/2018	$12,997	$13,566	$13,564	$13,040	$13,937
6/30/2018	$13,095	$13,663	$13,606	$13,116	$14,023
7/31/2018	$13,140	$13,901	$13,821	$13,344	$14,544
8/31/2018	$13,937	$14,500	$14,325	$13,815	$15,018
9/30/2018	$13,839	$14,151	$14,015	$13,504	$15,104
10/31/2018	$12,222	$12,614	$12,512	$12,160	$14,072
11/30/2018	$12,276	$12,815	$12,665	$12,332	$14,358
12/31/2018	$11,064	$11,293	$11,262	$10,913	$13,062
1/31/2019	$12,247	$12,563	$12,476	$12,095	$14,109
2/28/2019	$12,949	$13,216	$13,076	$12,661	$14,562
3/31/2019	$12,781	$12,940	$12,834	$12,386	$14,845
4/30/2019	$13,231	$13,379	$13,261	$12,878	$15,446
5/31/2019	$12,326	$12,339	$12,286	$11,862	$14,464
6/30/2019	$13,252	$13,211	$13,114	$12,687	$15,483
7/31/2019	$13,247	$13,287	$13,159	$12,779	$15,706
8/31/2019	$12,723	$12,631	$12,555	$12,174	$15,457
9/30/2019	$12,718	$12,894	$12,817	$12,539	$15,746
10/31/2019	$12,943	$13,233	$13,188	$12,778	$16,087
11/30/2019	$13,399	$13,778	$13,692	$13,199	$16,671
12/31/2019	$13,844	$14,175	$14,126	$13,552	$17,175
1/31/2020	$13,617	$13,720	$13,675	$13,066	$17,168
2/29/2020	$12,565	$12,565	$12,493	$11,806	$15,755
3/31/2020	$9,889	$9,835	$9,844	$9,095	$13,809
4/30/2020	$11,281	$11,186	$11,169	$10,318	$15,579
5/31/2020	$12,332	$11,914	$11,902	$10,879	$16,321
6/30/2020	$12,810	$12,335	$12,304	$11,139	$16,645
7/31/2020	$13,378	$12,677	$12,691	$11,516	$17,584
8/31/2020	$13,999	$13,391	$13,429	$12,013	$18,848
9/30/2020	$13,760	$12,944	$13,013	$11,548	$18,132
10/31/2020	$13,981	$13,215	$13,176	$11,836	$17,650
11/30/2020	$16,198	$15,651	$15,536	$13,796	$19,582
12/31/2020	$17,500	$17,005	$16,831	$14,872	$20,335
1/31/2021	$17,862	$17,860	$17,544	$15,267	$20,129
2/28/2021	$19,216	$18,973	$18,547	$16,618	$20,684
3/31/2021	$19,268	$19,164	$18,752	$17,243	$21,590
4/30/2021	$20,119	$19,566	$19,209	$17,836	$22,742
5/31/2021	$19,945	$19,607	$19,314	$18,077	$22,901
6/30/2021	$19,990	$19,987	$19,604	$17,958	$23,436
7/31/2021	$19,739	$19,265	$19,023	$17,656	$23,993
8/31/2021	$20,139	$19,696	$19,455	$17,999	$24,722
9/30/2021	$19,513	$19,115	$18,866	$17,543	$23,572
10/31/2021	$20,364	$19,928	$19,595	$18,296	$25,224
11/30/2021	$19,448	$19,098	$18,717	$17,744	$25,049
12/31/2021	$20,167	$19,524	$19,202	$18,579	$26,172
1/31/2022	$18,227	$17,645	$17,414	$17,366	$24,817
2/28/2022	$18,179	$17,833	$17,547	$17,561	$24,074
3/31/2022	$17,961	$18,055	$17,742	$17,601	$24,968
4/30/2022	$16,320	$16,266	$16,059	$16,263	$22,791
5/31/2022	$16,375	$16,290	$16,079	$16,497	$22,833
6/30/2022	$14,850	$14,951	$14,679	$15,029	$20,948
7/31/2022	$16,143	$16,511	$16,121	$16,431	$22,879
8/31/2022	$15,694	$16,173	$15,731	$15,875	$21,946
9/30/2022	$14,250	$14,624	$14,166	$14,382	$19,925
10/31/2022	$15,469	$16,233	$15,593	$16,023	$21,538
11/30/2022	$16,184	$16,613	$16,143	$16,715	$22,742
12/31/2022	$15,480	$15,534	$15,269	$15,797	$21,432
1/31/2023	$16,857	$17,048	$16,734	$17,252	$22,778
2/28/2023	$16,668	$16,760	$16,438	$17,035	$22,223
3/31/2023	$16,413	$15,960	$15,777	$16,232	$23,038
4/30/2023	$16,333	$15,673	$15,569	$15,918	$23,398
5/31/2023	$16,107	$15,528	$15,345	$15,569	$23,500
6/30/2023	$16,996	$16,790	$16,484	$16,882	$25,053
7/31/2023	$17,637	$17,817	$17,465	$17,741	$25,857
8/31/2023	$16,945	$16,926	$16,626	$17,113	$25,446
9/30/2023	$15,888	$15,929	$15,674	$16,230	$24,232
10/31/2023	$14,890	$14,843	$14,625	$15,287	$23,723
11/30/2023	$16,253	$16,186	$15,973	$16,525	$25,889
12/31/2023	$17,671	$18,164	$17,800	$18,245	$27,066
1/31/2024	$17,495	$17,458	$17,149	$17,754	$27,520
2/29/2024	$18,375	$18,445	$17,981	$18,521	$28,990
3/31/2024	$18,984	$19,105	$18,644	$19,309	$29,923
4/30/2024	$17,891	$17,760	$17,455	$18,152	$28,700
5/31/2024	$18,866	$18,651	$18,329	$18,989	$30,124
6/30/2024	$18,720	$18,479	$18,105	$18,656	$31,204
7/31/2024	$19,805	$20,356	$19,782	$20,267	$31,584
8/31/2024	$20,077	$20,052	$19,577	$20,093	$32,350
9/30/2024	$20,223	$20,192	$19,773	$20,193	$33,041
10/31/2024	$19,835	$19,901	$19,357	$19,850	$32,742

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 6/30/15
Class R5 at NAV	33.20%	8.91%	7.61%
Russell 2000 Index	34.07%	8.50%	7.65%
S&P Developed Ex US Small 15% + Russell 2000 85%	32.35%	7.98%	7.33%
Lipper Small-Cap Core Category Funds Average	29.85%	9.21%	7.62%
S&P 500 IndexFootnote Reference*	38.02%	15.27%	13.54%
Footnote	Description
Footnote*	The Fund has adopted the S&P 500 Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of October 31, 2024)

Total Net Assets	$626,722,017
# of Portfolio Holdings	7
Portfolio Turnover Rate	1%
Total Advisory Fees Paid	$0

What did the Fund invest in?

(as of October 31, 2024)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Lord Abbett Developing Growth Fund, Inc. - Class I	20.03%
Lord Abbett Research Fund, Inc. - Small Cap Value Fund - Class I	20.13%
Lord Abbett Securities Trust - Focused Small Cap Value Fund - Class I	10.00%
Lord Abbett Securities Trust - International Opportunities Fund - Class I	19.20%
Lord Abbett Securities Trust - Micro Cap Growth Fund - Class I	10.30%
Lord Abbett Securities Trust - Value Opportunities Fund - Class I	20.26%
Repurchase Agreements	0.08%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R5

ALFTX

Lord Abbett Alpha Strategy Fund

Annual Shareholder Report

October 31, 2024

lordabbett.com/FundDocuments

TSR-A-8751-R5

12/24

Class R6

ALFVX

Lord Abbett Alpha Strategy Fund

Annual Shareholder Report

October 31, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Alpha Strategy Fund for the period of November 1, 2023 to October 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$12	0.10%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Fund returned 33.37%, reflecting performance at the net asset value (NAV) of Class R6 shares, compared to the 34.07% of a securities market index with investment characteristics similar to those of the Fund, the Russell 2000 Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 38.02% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve (Fed) lowering its policy rate by 50 basis points in September. There were also increased market expectations for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to these expectations of rate cuts, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: The Fund’s allocation to domestic micro- and small-cap growth stocks within its investments in the Lord Abbett Micro Cap Growth Fund and the Lord Abbett Developing Growth Fund was a notable contributor to relative performance over the period.

Top detractors from performance: The Fund’s allocation to international small-cap stocks within its investments in the Lord Abbett International Opportunities Fund was a notable detractor from relative performance over the period.

Fund Performance

Total Return Based on $10,000 Investment

	Class R6	Russell 2000 Index	S&P Developed Ex US Small 15% + Russell 2000 85%	Lipper Small-Cap Core Category Funds Average	S&P 500 Index
6/30/2015	$10,000	$10,000	$10,000	$10,000	$10,000
7/31/2015	$9,991	$9,884	$9,898	$9,846	$10,210
8/31/2015	$9,306	$9,263	$9,303	$9,322	$9,594
9/30/2015	$9,002	$8,808	$8,869	$8,925	$9,356
10/31/2015	$9,356	$9,304	$9,368	$9,424	$10,145
11/30/2015	$9,520	$9,607	$9,620	$9,637	$10,176
12/31/2015	$9,206	$9,125	$9,211	$9,148	$10,015
1/31/2016	$8,423	$8,322	$8,421	$8,479	$9,518
2/29/2016	$8,322	$8,322	$8,419	$8,544	$9,505
3/31/2016	$8,962	$8,986	$9,099	$9,204	$10,150
4/30/2016	$9,023	$9,127	$9,262	$9,312	$10,189
5/31/2016	$9,242	$9,333	$9,437	$9,469	$10,372
6/30/2016	$9,163	$9,327	$9,375	$9,427	$10,399
7/31/2016	$9,656	$9,884	$9,933	$9,899	$10,783
8/31/2016	$9,753	$10,059	$10,073	$10,033	$10,798
9/30/2016	$9,882	$10,171	$10,208	$10,085	$10,800
10/31/2016	$9,465	$9,687	$9,747	$9,710	$10,603
11/30/2016	$10,033	$10,767	$10,633	$10,717	$10,996
12/31/2016	$10,078	$11,069	$10,930	$11,032	$11,213
1/31/2017	$10,287	$11,113	$11,023	$11,071	$11,426
2/28/2017	$10,459	$11,327	$11,237	$11,241	$11,879
3/31/2017	$10,559	$11,342	$11,285	$11,237	$11,893
4/30/2017	$10,708	$11,466	$11,448	$11,438	$12,015
5/31/2017	$10,732	$11,233	$11,319	$11,230	$12,184
6/30/2017	$10,988	$11,621	$11,660	$11,509	$12,260
7/31/2017	$11,181	$11,708	$11,792	$11,599	$12,512
8/31/2017	$11,152	$11,559	$11,678	$11,408	$12,551
9/30/2017	$11,625	$12,280	$12,345	$12,072	$12,810
10/31/2017	$11,830	$12,385	$12,459	$12,213	$13,109
11/30/2017	$12,102	$12,742	$12,798	$12,544	$13,511
12/31/2017	$12,198	$12,690	$12,812	$12,520	$13,661
1/31/2018	$12,632	$13,022	$13,189	$12,822	$14,443
2/28/2018	$12,243	$12,518	$12,672	$12,274	$13,911
3/31/2018	$12,310	$12,680	$12,787	$12,383	$13,557
4/30/2018	$12,395	$12,789	$12,908	$12,445	$13,609
5/31/2018	$13,008	$13,566	$13,564	$13,040	$13,937
6/30/2018	$13,111	$13,663	$13,606	$13,116	$14,023
7/31/2018	$13,152	$13,901	$13,821	$13,344	$14,544
8/31/2018	$13,953	$14,500	$14,325	$13,815	$15,018
9/30/2018	$13,855	$14,151	$14,015	$13,504	$15,104
10/31/2018	$12,238	$12,614	$12,512	$12,160	$14,072
11/30/2018	$12,292	$12,815	$12,665	$12,332	$14,358
12/31/2018	$11,081	$11,293	$11,262	$10,913	$13,062
1/31/2019	$12,264	$12,563	$12,476	$12,095	$14,109
2/28/2019	$12,970	$13,216	$13,076	$12,661	$14,562
3/31/2019	$12,803	$12,940	$12,834	$12,386	$14,845
4/30/2019	$13,258	$13,379	$13,261	$12,878	$15,446
5/31/2019	$12,347	$12,339	$12,286	$11,862	$14,464
6/30/2019	$13,279	$13,211	$13,114	$12,687	$15,483
7/31/2019	$13,274	$13,287	$13,159	$12,779	$15,706
8/31/2019	$12,751	$12,631	$12,555	$12,174	$15,457
9/30/2019	$12,745	$12,894	$12,817	$12,539	$15,746
10/31/2019	$12,970	$13,233	$13,188	$12,778	$16,087
11/30/2019	$13,426	$13,778	$13,692	$13,199	$16,671
12/31/2019	$13,876	$14,175	$14,126	$13,552	$17,175
1/31/2020	$13,649	$13,720	$13,675	$13,066	$17,168
2/29/2020	$12,598	$12,565	$12,493	$11,806	$15,755
3/31/2020	$9,916	$9,835	$9,844	$9,095	$13,809
4/30/2020	$11,314	$11,186	$11,169	$10,318	$15,579
5/31/2020	$12,365	$11,914	$11,902	$10,879	$16,321
6/30/2020	$12,849	$12,335	$12,304	$11,139	$16,645
7/31/2020	$13,416	$12,677	$12,691	$11,516	$17,584
8/31/2020	$14,044	$13,391	$13,429	$12,013	$18,848
9/30/2020	$13,805	$12,944	$13,013	$11,548	$18,132
10/31/2020	$14,026	$13,215	$13,176	$11,836	$17,650
11/30/2020	$16,254	$15,651	$15,536	$13,796	$19,582
12/31/2020	$17,559	$17,005	$16,831	$14,872	$20,335
1/31/2021	$17,920	$17,860	$17,544	$15,267	$20,129
2/28/2021	$19,280	$18,973	$18,547	$16,618	$20,684
3/31/2021	$19,338	$19,164	$18,752	$17,243	$21,590
4/30/2021	$20,190	$19,566	$19,209	$17,836	$22,742
5/31/2021	$20,016	$19,607	$19,314	$18,077	$22,901
6/30/2021	$20,067	$19,987	$19,604	$17,958	$23,436
7/31/2021	$19,809	$19,265	$19,023	$17,656	$23,993
8/31/2021	$20,215	$19,696	$19,455	$17,999	$24,722
9/30/2021	$19,590	$19,115	$18,866	$17,543	$23,572
10/31/2021	$20,448	$19,928	$19,595	$18,296	$25,224
11/30/2021	$19,525	$19,098	$18,717	$17,744	$25,049
12/31/2021	$20,250	$19,524	$19,202	$18,579	$26,172
1/31/2022	$18,303	$17,645	$17,414	$17,366	$24,817
2/28/2022	$18,255	$17,833	$17,547	$17,561	$24,074
3/31/2022	$18,044	$18,055	$17,742	$17,601	$24,968
4/30/2022	$16,390	$16,266	$16,059	$16,263	$22,791
5/31/2022	$16,452	$16,290	$16,079	$16,497	$22,833
6/30/2022	$14,913	$14,951	$14,679	$15,029	$20,948
7/31/2022	$16,220	$16,511	$16,121	$16,431	$22,879
8/31/2022	$15,764	$16,173	$15,731	$15,875	$21,946
9/30/2022	$14,321	$14,624	$14,166	$14,382	$19,925
10/31/2022	$15,546	$16,233	$15,593	$16,023	$21,538
11/30/2022	$16,261	$16,613	$16,143	$16,715	$22,742
12/31/2022	$15,555	$15,534	$15,269	$15,797	$21,432
1/31/2023	$16,939	$17,048	$16,734	$17,252	$22,778
2/28/2023	$16,757	$16,760	$16,438	$17,035	$22,223
3/31/2023	$16,495	$15,960	$15,777	$16,232	$23,038
4/30/2023	$16,422	$15,673	$15,569	$15,918	$23,398
5/31/2023	$16,196	$15,528	$15,345	$15,569	$23,500
6/30/2023	$17,092	$16,790	$16,484	$16,882	$25,053
7/31/2023	$17,733	$17,817	$17,465	$17,741	$25,857
8/31/2023	$17,041	$16,926	$16,626	$17,113	$25,446
9/30/2023	$15,985	$15,929	$15,674	$16,230	$24,232
10/31/2023	$14,973	$14,843	$14,625	$15,287	$23,723
11/30/2023	$16,349	$16,186	$15,973	$16,525	$25,889
12/31/2023	$17,777	$18,164	$17,800	$18,245	$27,066
1/31/2024	$17,593	$17,458	$17,149	$17,754	$27,520
2/29/2024	$18,488	$18,445	$17,981	$18,521	$28,990
3/31/2024	$19,104	$19,105	$18,644	$19,309	$29,923
4/30/2024	$17,997	$17,760	$17,455	$18,152	$28,700
5/31/2024	$18,987	$18,651	$18,329	$18,989	$30,124
6/30/2024	$18,840	$18,479	$18,105	$18,656	$31,204
7/31/2024	$19,933	$20,356	$19,782	$20,267	$31,584
8/31/2024	$20,204	$20,052	$19,577	$20,093	$32,350
9/30/2024	$20,358	$20,192	$19,773	$20,193	$33,041
10/31/2024	$19,970	$19,901	$19,357	$19,850	$32,742

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 6/30/15
Class R6 at NAV	33.37%	9.01%	7.69%
Russell 2000 Index	34.07%	8.50%	7.65%
S&P Developed Ex US Small 15% + Russell 2000 85%	32.35%	7.98%	7.33%
Lipper Small-Cap Core Category Funds Average	29.85%	9.21%	7.62%
S&P 500 IndexFootnote Reference*	38.02%	15.27%	13.54%
Footnote	Description
Footnote*	The Fund has adopted the S&P 500 Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of October 31, 2024)

Total Net Assets	$626,722,017
# of Portfolio Holdings	7
Portfolio Turnover Rate	1%
Total Advisory Fees Paid	$0

What did the Fund invest in?

(as of October 31, 2024)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Lord Abbett Developing Growth Fund, Inc. - Class I	20.03%
Lord Abbett Research Fund, Inc. - Small Cap Value Fund - Class I	20.13%
Lord Abbett Securities Trust - Focused Small Cap Value Fund - Class I	10.00%
Lord Abbett Securities Trust - International Opportunities Fund - Class I	19.20%
Lord Abbett Securities Trust - Micro Cap Growth Fund - Class I	10.30%
Lord Abbett Securities Trust - Value Opportunities Fund - Class I	20.26%
Repurchase Agreements	0.08%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R6

ALFVX

Lord Abbett Alpha Strategy Fund

Annual Shareholder Report

October 31, 2024

lordabbett.com/FundDocuments

TSR-A-8783-R6

12/24

Class A

LFVAX

Lord Abbett Focused Small Cap Value Fund

Annual Shareholder Report

October 31, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Focused Small Cap Value Fund for the period of November 1, 2023 to October 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$145	1.28%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Fund returned 27.15%, reflecting performance at the net asset value (NAV) of Class A shares, compared to the 31.77% of a securities market index with investment characteristics similar to those of the Fund, the Russell 2000 Value Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 38.02% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve (Fed) lowering its policy rate by 50 basis points in September. There were also increased expectations for further rate cuts in 2024, which was influenced by mixed economic data, including softer consumer price index (CPI) reports and fluctuating job market indicators, which sparked recession fears but were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to Mirion Technologies, Inc. Security selection within the Consumer Staples sector also contributed to relative performance, led by an overweight allocation to Turning Point Brands Inc.

Top detractors from performance: Security selection within the Consumer Discretionary sector detracted from relative performance, led by an overweight allocation to Malibu Boats, Inc. Security selection within the Industrials sector also detracted from relative performance, led by an overweight allocation to WNS (Holdings) Limited.

Fund Performance

Total Return Based on $10,000 Investment

	Class A with load	Russell 2000 Value Index	Russell 2000 Index	S&P 500 Index
10/31/2014	$9,424	$10,000	$10,000	$10,000
11/30/2014	$9,043	$9,954	$10,009	$10,269
12/31/2014	$9,278	$10,225	$10,294	$10,243
1/31/2015	$8,759	$9,800	$9,963	$9,936
2/28/2015	$9,331	$10,255	$10,555	$10,507
3/31/2015	$9,631	$10,428	$10,738	$10,340
4/30/2015	$9,257	$10,205	$10,465	$10,440
5/31/2015	$9,436	$10,290	$10,703	$10,574
6/30/2015	$9,557	$10,303	$10,784	$10,369
7/31/2015	$9,544	$10,019	$10,658	$10,586
8/31/2015	$9,047	$9,527	$9,989	$9,948
9/30/2015	$9,149	$9,197	$9,498	$9,702
10/31/2015	$9,686	$9,712	$10,034	$10,520
11/30/2015	$9,778	$9,988	$10,360	$10,551
12/31/2015	$9,468	$9,462	$9,840	$10,385
1/31/2016	$8,872	$8,826	$8,975	$9,869
2/29/2016	$8,888	$8,886	$8,974	$9,856
3/31/2016	$9,566	$9,623	$9,690	$10,525
4/30/2016	$9,711	$9,827	$9,842	$10,566
5/31/2016	$10,063	$10,007	$10,064	$10,755
6/30/2016	$10,291	$10,037	$10,058	$10,783
7/31/2016	$10,677	$10,579	$10,658	$11,181
8/31/2016	$10,883	$10,842	$10,847	$11,196
9/30/2016	$10,997	$10,927	$10,968	$11,199
10/31/2016	$10,655	$10,568	$10,446	$10,994
11/30/2016	$12,006	$11,971	$11,611	$11,401
12/31/2016	$12,375	$12,465	$11,936	$11,627
1/31/2017	$12,379	$12,376	$11,984	$11,847
2/28/2017	$12,348	$12,555	$12,215	$12,318
3/31/2017	$12,281	$12,449	$12,231	$12,332
4/30/2017	$12,473	$12,498	$12,365	$12,459
5/31/2017	$12,081	$12,109	$12,113	$12,634
6/30/2017	$12,488	$12,532	$12,532	$12,713
7/31/2017	$12,552	$12,612	$12,625	$12,974
8/31/2017	$12,269	$12,302	$12,465	$13,014
9/30/2017	$13,026	$13,173	$13,243	$13,283
10/31/2017	$13,147	$13,190	$13,355	$13,593
11/30/2017	$13,619	$13,572	$13,740	$14,009
12/31/2017	$13,302	$13,442	$13,685	$14,165
1/31/2018	$13,696	$13,608	$14,043	$14,976
2/28/2018	$13,297	$12,927	$13,499	$14,424
3/31/2018	$13,360	$13,087	$13,673	$14,058
4/30/2018	$13,551	$13,314	$13,792	$14,112
5/31/2018	$14,236	$14,089	$14,629	$14,451
6/30/2018	$14,503	$14,174	$14,734	$14,540
7/31/2018	$14,458	$14,424	$14,990	$15,081
8/31/2018	$15,134	$14,768	$15,637	$15,573
9/30/2018	$14,757	$14,401	$15,260	$15,662
10/31/2018	$13,161	$13,112	$13,603	$14,591
11/30/2018	$13,408	$13,323	$13,819	$14,888
12/31/2018	$12,067	$11,713	$12,178	$13,544
1/31/2019	$13,137	$12,994	$13,548	$14,629
2/28/2019	$13,935	$13,499	$14,252	$15,099
3/31/2019	$13,456	$13,110	$13,954	$15,393
4/30/2019	$14,339	$13,606	$14,428	$16,016
5/31/2019	$12,668	$12,494	$13,306	$14,998
6/30/2019	$13,690	$13,290	$14,246	$16,055
7/31/2019	$13,642	$13,311	$14,328	$16,286
8/31/2019	$12,535	$12,569	$13,621	$16,028
9/30/2019	$13,227	$13,214	$13,904	$16,328
10/31/2019	$13,381	$13,534	$14,270	$16,681
11/30/2019	$13,977	$13,851	$14,858	$17,287
12/31/2019	$14,547	$14,336	$15,286	$17,809
1/31/2020	$13,838	$13,563	$14,796	$17,802
2/29/2020	$12,407	$12,245	$13,550	$16,336
3/31/2020	$8,394	$9,224	$10,606	$14,319
4/30/2020	$9,578	$10,361	$12,063	$16,154
5/31/2020	$10,546	$10,659	$12,848	$16,923
6/30/2020	$11,274	$10,967	$13,302	$17,260
7/31/2020	$11,464	$11,194	$13,670	$18,233
8/31/2020	$12,104	$11,797	$14,441	$19,544
9/30/2020	$11,363	$11,248	$13,958	$18,801
10/31/2020	$11,882	$11,650	$14,251	$18,301
11/30/2020	$14,546	$13,899	$16,877	$20,305
12/31/2020	$15,744	$15,000	$18,337	$21,085
1/31/2021	$16,101	$15,789	$19,260	$20,872
2/28/2021	$18,173	$17,273	$20,460	$21,448
3/31/2021	$18,772	$18,175	$20,666	$22,387
4/30/2021	$19,543	$18,543	$21,100	$23,582
5/31/2021	$19,983	$19,120	$21,143	$23,747
6/30/2021	$19,480	$19,004	$21,553	$24,301
7/31/2021	$18,791	$18,324	$20,775	$24,878
8/31/2021	$18,938	$18,815	$21,239	$25,635
9/30/2021	$18,836	$18,438	$20,613	$24,443
10/31/2021	$19,518	$19,141	$21,490	$26,155
11/30/2021	$18,895	$18,487	$20,594	$25,974
12/31/2021	$20,022	$19,241	$21,055	$27,138
1/31/2022	$19,143	$18,119	$19,028	$25,734
2/28/2022	$19,335	$18,419	$19,231	$24,963
3/31/2022	$19,002	$18,779	$19,470	$25,890
4/30/2022	$17,450	$17,322	$17,540	$23,632
5/31/2022	$17,918	$17,654	$17,567	$23,676
6/30/2022	$15,856	$15,910	$16,122	$21,721
7/31/2022	$17,337	$17,451	$17,805	$23,724
8/31/2022	$16,791	$16,899	$17,441	$22,757
9/30/2022	$15,126	$15,177	$15,769	$20,661
10/31/2022	$16,983	$17,087	$17,506	$22,334
11/30/2022	$17,823	$17,609	$17,914	$23,582
12/31/2022	$16,961	$16,454	$16,752	$22,223
1/31/2023	$18,685	$18,024	$18,384	$23,619
2/28/2023	$18,368	$17,609	$18,074	$23,043
3/31/2023	$17,359	$16,346	$17,210	$23,889
4/30/2023	$17,197	$15,938	$16,901	$24,262
5/31/2023	$16,652	$15,625	$16,745	$24,367
6/30/2023	$18,058	$16,866	$18,106	$25,977
7/31/2023	$18,964	$18,139	$19,213	$26,812
8/31/2023	$18,287	$17,266	$18,252	$26,385
9/30/2023	$17,322	$16,367	$17,178	$25,127
10/31/2023	$16,151	$15,391	$16,006	$24,599
11/30/2023	$17,457	$16,776	$17,455	$26,845
12/31/2023	$19,262	$18,864	$19,588	$28,065
1/31/2024	$18,835	$18,007	$18,826	$28,536
2/29/2024	$19,350	$18,596	$19,890	$30,060
3/31/2024	$19,895	$19,411	$20,602	$31,027
4/30/2024	$18,562	$18,174	$19,152	$29,760
5/31/2024	$19,873	$19,024	$20,113	$31,236
6/30/2024	$19,527	$18,704	$19,927	$32,356
7/31/2024	$21,361	$20,983	$21,952	$32,750
8/31/2024	$21,148	$20,589	$21,624	$33,545
9/30/2024	$20,934	$20,602	$21,775	$34,261
10/31/2024	$20,536	$20,280	$21,460	$33,950

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class A at NAV	27.15%	8.94%	8.10%
Class A with sales charge	19.83%	7.66%	7.46%
Russell 2000 Value Index	31.77%	8.42%	7.33%
Russell 2000 Index	34.07%	8.50%	7.94%
S&P 500 IndexFootnote Reference*	38.02%	15.27%	13.00%
Footnote	Description
Footnote*	The Fund has adopted the S&P 500 Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of October 31, 2024)

Total Net Assets	$100,278,051
# of Portfolio Holdings	48
Portfolio Turnover Rate	57%
Total Advisory Fees Paid	$789,142

What did the Fund invest in?

(as of October 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	2.24%
Consumer Discretionary	7.94%
Consumer Staples	2.74%
Energy	8.24%
Financials	29.35%
Health Care	6.82%
Industrials	15.33%
Information Technology	16.11%
Materials	6.57%
Real Estate	4.11%
Repurchase Agreements	0.55%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class A

LFVAX

Lord Abbett Focused Small Cap Value Fund

Annual Shareholder Report

October 31, 2024

lordabbett.com/FundDocuments

TSR-A-272-A

12/24

Class C

LFVCX

Lord Abbett Focused Small Cap Value Fund

Annual Shareholder Report

October 31, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Focused Small Cap Value Fund for the period of November 1, 2023 to October 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$230	2.03%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Fund returned 26.24%, reflecting performance at the net asset value (NAV) of Class C shares, compared to the 31.77% of a securities market index with investment characteristics similar to those of the Fund, the Russell 2000 Value Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 38.02% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve (Fed) lowering its policy rate by 50 basis points in September. There were also increased expectations for further rate cuts in 2024, which was influenced by mixed economic data, including softer consumer price index (CPI) reports and fluctuating job market indicators, which sparked recession fears but were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to Mirion Technologies, Inc. Security selection within the Consumer Staples sector also contributed to relative performance, led by an overweight allocation to Turning Point Brands Inc.

Top detractors from performance: Security selection within the Consumer Discretionary sector detracted from relative performance, led by an overweight allocation to Malibu Boats, Inc. Security selection within the Industrials sector also detracted from relative performance, led by an overweight allocation to WNS (Holdings) Limited.

Fund Performance

Total Return Based on $10,000 Investment

	Class C with load	Russell 2000 Value Index	Russell 2000 Index	S&P 500 Index
6/28/2019	$10,000	$10,000	$10,000	$10,000
7/31/2019	$9,960	$10,016	$10,058	$10,144
8/31/2019	$9,146	$9,457	$9,561	$9,983
9/30/2019	$9,646	$9,943	$9,760	$10,170
10/31/2019	$9,752	$10,184	$10,017	$10,390
11/30/2019	$10,178	$10,422	$10,429	$10,767
12/31/2019	$10,586	$10,787	$10,730	$11,092
1/31/2020	$10,067	$10,205	$10,386	$11,088
2/29/2020	$9,023	$9,213	$9,512	$10,175
3/31/2020	$6,103	$6,940	$7,445	$8,918
4/30/2020	$6,944	$7,796	$8,468	$10,062
5/31/2020	$7,644	$8,020	$9,019	$10,541
6/30/2020	$8,164	$8,252	$9,337	$10,751
7/31/2020	$8,301	$8,423	$9,596	$11,357
8/31/2020	$8,752	$8,876	$10,137	$12,173
9/30/2020	$8,211	$8,463	$9,798	$11,710
10/31/2020	$8,581	$8,766	$10,003	$11,399
11/30/2020	$10,505	$10,458	$11,847	$12,647
12/31/2020	$11,359	$11,287	$12,872	$13,133
1/31/2021	$11,614	$11,881	$13,520	$13,000
2/28/2021	$13,098	$12,997	$14,362	$13,359
3/31/2021	$13,525	$13,676	$14,506	$13,944
4/30/2021	$14,069	$13,953	$14,811	$14,688
5/31/2021	$14,379	$14,387	$14,842	$14,791
6/30/2021	$14,004	$14,300	$15,129	$15,136
7/31/2021	$13,503	$13,788	$14,583	$15,496
8/31/2021	$13,598	$14,157	$14,909	$15,967
9/30/2021	$13,516	$13,873	$14,469	$15,224
10/31/2021	$13,995	$14,402	$15,085	$16,291
11/30/2021	$13,544	$13,910	$14,456	$16,178
12/31/2021	$14,344	$14,478	$14,779	$16,903
1/31/2022	$13,701	$13,633	$13,356	$16,028
2/28/2022	$13,834	$13,859	$13,499	$15,548
3/31/2022	$13,587	$14,130	$13,667	$16,126
4/30/2022	$12,467	$13,034	$12,313	$14,719
5/31/2022	$12,795	$13,284	$12,331	$14,747
6/30/2022	$11,318	$11,972	$11,317	$13,529
7/31/2022	$12,367	$13,131	$12,498	$14,777
8/31/2022	$11,966	$12,715	$12,243	$14,174
9/30/2022	$10,775	$11,420	$11,069	$12,869
10/31/2022	$12,090	$12,857	$12,288	$13,911
11/30/2022	$12,678	$13,250	$12,575	$14,688
12/31/2022	$12,058	$12,381	$11,759	$13,842
1/31/2023	$13,279	$13,562	$12,905	$14,711
2/28/2023	$13,043	$13,250	$12,687	$14,352
3/31/2023	$12,314	$12,299	$12,081	$14,879
4/30/2023	$12,196	$11,993	$11,864	$15,112
5/31/2023	$11,802	$11,757	$11,754	$15,177
6/30/2023	$12,792	$12,691	$12,710	$16,180
7/31/2023	$13,427	$13,648	$13,487	$16,700
8/31/2023	$12,934	$12,992	$12,812	$16,434
9/30/2023	$12,245	$12,315	$12,058	$15,651
10/31/2023	$11,408	$11,581	$11,236	$15,321
11/30/2023	$12,324	$12,623	$12,253	$16,721
12/31/2023	$13,589	$14,194	$13,750	$17,480
1/31/2024	$13,279	$13,549	$13,215	$17,774
2/29/2024	$13,638	$13,993	$13,962	$18,723
3/31/2024	$14,013	$14,606	$14,462	$19,326
4/30/2024	$13,067	$13,675	$13,444	$18,536
5/31/2024	$13,978	$14,315	$14,118	$19,455
6/30/2024	$13,727	$14,073	$13,988	$20,153
7/31/2024	$15,007	$15,789	$15,409	$20,399
8/31/2024	$14,845	$15,492	$15,179	$20,894
9/30/2024	$14,687	$15,502	$15,285	$21,340
10/31/2024	$14,402	$15,260	$15,064	$21,146

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 6/28/19
Class C at NAV	26.24%	8.11%	7.07%
Class C with sales charge	25.24%	8.11%	7.07%
Russell 2000 Value Index	31.77%	8.42%	8.23%
Russell 2000 Index	34.07%	8.50%	7.97%
S&P 500 IndexFootnote Reference*	38.02%	15.27%	15.05%
Footnote	Description
Footnote*	The Fund has adopted the S&P 500 Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of October 31, 2024)

Total Net Assets	$100,278,051
# of Portfolio Holdings	48
Portfolio Turnover Rate	57%
Total Advisory Fees Paid	$789,142

What did the Fund invest in?

(as of October 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	2.24%
Consumer Discretionary	7.94%
Consumer Staples	2.74%
Energy	8.24%
Financials	29.35%
Health Care	6.82%
Industrials	15.33%
Information Technology	16.11%
Materials	6.57%
Real Estate	4.11%
Repurchase Agreements	0.55%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class C

LFVCX

Lord Abbett Focused Small Cap Value Fund

Annual Shareholder Report

October 31, 2024

lordabbett.com/FundDocuments

TSR-A-9028-C

12/24

Class F

LFSFX

Lord Abbett Focused Small Cap Value Fund

Annual Shareholder Report

October 31, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Focused Small Cap Value Fund for the period of November 1, 2023 to October 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$117	1.03%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Fund returned 27.51%, reflecting performance at the net asset value (NAV) of Class F shares, compared to the 31.77% of a securities market index with investment characteristics similar to those of the Fund, the Russell 2000 Value Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 38.02% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve (Fed) lowering its policy rate by 50 basis points in September. There were also increased expectations for further rate cuts in 2024, which was influenced by mixed economic data, including softer consumer price index (CPI) reports and fluctuating job market indicators, which sparked recession fears but were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to Mirion Technologies, Inc. Security selection within the Consumer Staples sector also contributed to relative performance, led by an overweight allocation to Turning Point Brands Inc.

Top detractors from performance: Security selection within the Consumer Discretionary sector detracted from relative performance, led by an overweight allocation to Malibu Boats, Inc. Security selection within the Industrials sector also detracted from relative performance, led by an overweight allocation to WNS (Holdings) Limited.

Fund Performance

Total Return Based on $10,000 Investment

	Class F	Russell 2000 Value Index	Russell 2000 Index	S&P 500 Index
6/28/2019	$10,000	$10,000	$10,000	$10,000
7/31/2019	$9,967	$10,016	$10,058	$10,144
8/31/2019	$9,164	$9,457	$9,561	$9,983
9/30/2019	$9,668	$9,943	$9,760	$10,170
10/31/2019	$9,785	$10,184	$10,017	$10,390
11/30/2019	$10,219	$10,422	$10,429	$10,767
12/31/2019	$10,640	$10,787	$10,730	$11,092
1/31/2020	$10,124	$10,205	$10,386	$11,088
2/29/2020	$9,082	$9,213	$9,512	$10,175
3/31/2020	$6,146	$6,940	$7,445	$8,918
4/30/2020	$7,009	$7,796	$8,468	$10,062
5/31/2020	$7,725	$8,020	$9,019	$10,541
6/30/2020	$8,258	$8,252	$9,337	$10,751
7/31/2020	$8,403	$8,423	$9,596	$11,357
8/31/2020	$8,871	$8,876	$10,137	$12,173
9/30/2020	$8,326	$8,463	$9,798	$11,710
10/31/2020	$8,708	$8,766	$10,003	$11,399
11/30/2020	$10,671	$10,458	$11,847	$12,647
12/31/2020	$11,551	$11,287	$12,872	$13,133
1/31/2021	$11,815	$11,881	$13,520	$13,000
2/28/2021	$13,336	$12,997	$14,362	$13,359
3/31/2021	$13,782	$13,676	$14,506	$13,944
4/30/2021	$14,350	$13,953	$14,811	$14,688
5/31/2021	$14,674	$14,387	$14,842	$14,791
6/30/2021	$14,306	$14,300	$15,129	$15,136
7/31/2021	$13,804	$13,788	$14,583	$15,496
8/31/2021	$13,916	$14,157	$14,909	$15,967
9/30/2021	$13,843	$13,873	$14,469	$15,224
10/31/2021	$14,345	$14,402	$15,085	$16,291
11/30/2021	$13,896	$13,910	$14,456	$16,178
12/31/2021	$14,728	$14,478	$14,779	$16,903
1/31/2022	$14,078	$13,633	$13,356	$16,028
2/28/2022	$14,226	$13,859	$13,499	$15,548
3/31/2022	$13,982	$14,130	$13,667	$16,126
4/30/2022	$12,844	$13,034	$12,313	$14,719
5/31/2022	$13,188	$13,284	$12,331	$14,747
6/30/2022	$11,677	$11,972	$11,317	$13,529
7/31/2022	$12,767	$13,131	$12,498	$14,777
8/31/2022	$12,366	$12,715	$12,243	$14,174
9/30/2022	$11,142	$11,420	$11,069	$12,869
10/31/2022	$12,514	$12,857	$12,288	$13,911
11/30/2022	$13,138	$13,250	$12,575	$14,688
12/31/2022	$12,504	$12,381	$11,759	$13,842
1/31/2023	$13,778	$13,562	$12,905	$14,711
2/28/2023	$13,550	$13,250	$12,687	$14,352
3/31/2023	$12,801	$12,299	$12,081	$14,879
4/30/2023	$12,692	$11,993	$11,864	$15,112
5/31/2023	$12,285	$11,757	$11,754	$15,177
6/30/2023	$13,332	$12,691	$12,710	$16,180
7/31/2023	$14,006	$13,648	$13,487	$16,700
8/31/2023	$13,500	$12,992	$12,812	$16,434
9/30/2023	$12,791	$12,315	$12,058	$15,651
10/31/2023	$11,929	$11,581	$11,236	$15,321
11/30/2023	$12,900	$12,623	$12,253	$16,721
12/31/2023	$14,234	$14,194	$13,750	$17,480
1/31/2024	$13,922	$13,549	$13,215	$17,774
2/29/2024	$14,308	$13,993	$13,962	$18,723
3/31/2024	$14,710	$14,606	$14,462	$19,326
4/30/2024	$13,728	$13,675	$13,444	$18,536
5/31/2024	$14,705	$14,315	$14,118	$19,455
6/30/2024	$14,447	$14,073	$13,988	$20,153
7/31/2024	$15,810	$15,789	$15,409	$20,399
8/31/2024	$15,652	$15,492	$15,179	$20,894
9/30/2024	$15,498	$15,502	$15,285	$21,340
10/31/2024	$15,211	$15,260	$15,064	$21,146

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 6/28/19
Class F at NAV	27.51%	9.22%	8.17%
Russell 2000 Value Index	31.77%	8.42%	8.23%
Russell 2000 Index	34.07%	8.50%	7.97%
S&P 500 IndexFootnote Reference*	38.02%	15.27%	15.05%
Footnote	Description
Footnote*	The Fund has adopted the S&P 500 Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of October 31, 2024)

Total Net Assets	$100,278,051
# of Portfolio Holdings	48
Portfolio Turnover Rate	57%
Total Advisory Fees Paid	$789,142

What did the Fund invest in?

(as of October 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	2.24%
Consumer Discretionary	7.94%
Consumer Staples	2.74%
Energy	8.24%
Financials	29.35%
Health Care	6.82%
Industrials	15.33%
Information Technology	16.11%
Materials	6.57%
Real Estate	4.11%
Repurchase Agreements	0.55%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class F

LFSFX

Lord Abbett Focused Small Cap Value Fund

Annual Shareholder Report

October 31, 2024

lordabbett.com/FundDocuments

TSR-A-9029-F

12/24

Class F3

LMVOX

Lord Abbett Focused Small Cap Value Fund

Annual Shareholder Report

October 31, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Focused Small Cap Value Fund for the period of November 1, 2023 to October 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$111	0.98%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Fund returned 27.54%, reflecting performance at the net asset value (NAV) of Class F3 shares, compared to the 31.77% of a securities market index with investment characteristics similar to those of the Fund, the Russell 2000 Value Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 38.02% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve (Fed) lowering its policy rate by 50 basis points in September. There were also increased expectations for further rate cuts in 2024, which was influenced by mixed economic data, including softer consumer price index (CPI) reports and fluctuating job market indicators, which sparked recession fears but were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to Mirion Technologies, Inc. Security selection within the Consumer Staples sector also contributed to relative performance, led by an overweight allocation to Turning Point Brands Inc.

Top detractors from performance: Security selection within the Consumer Discretionary sector detracted from relative performance, led by an overweight allocation to Malibu Boats, Inc. Security selection within the Industrials sector also detracted from relative performance, led by an overweight allocation to WNS (Holdings) Limited.

Fund Performance

Total Return Based on $10,000 Investment

	Class F3	Russell 2000 Value Index	Russell 2000 Index	S&P 500 Index
6/28/2019	$10,000	$10,000	$10,000	$10,000
7/31/2019	$9,967	$10,016	$10,058	$10,144
8/31/2019	$9,164	$9,457	$9,561	$9,983
9/30/2019	$9,671	$9,943	$9,760	$10,170
10/31/2019	$9,785	$10,184	$10,017	$10,390
11/30/2019	$10,223	$10,422	$10,429	$10,767
12/31/2019	$10,643	$10,787	$10,730	$11,092
1/31/2020	$10,128	$10,205	$10,386	$11,088
2/29/2020	$9,085	$9,213	$9,512	$10,175
3/31/2020	$6,150	$6,940	$7,445	$8,918
4/30/2020	$7,017	$7,796	$8,468	$10,062
5/31/2020	$7,729	$8,020	$9,019	$10,541
6/30/2020	$8,266	$8,252	$9,337	$10,751
7/31/2020	$8,407	$8,423	$9,596	$11,357
8/31/2020	$8,879	$8,876	$10,137	$12,173
9/30/2020	$8,334	$8,463	$9,798	$11,710
10/31/2020	$8,720	$8,766	$10,003	$11,399
11/30/2020	$10,681	$10,458	$11,847	$12,647
12/31/2020	$11,561	$11,287	$12,872	$13,133
1/31/2021	$11,825	$11,881	$13,520	$13,000
2/28/2021	$13,350	$12,997	$14,362	$13,359
3/31/2021	$13,797	$13,676	$14,506	$13,944
4/30/2021	$14,364	$13,953	$14,811	$14,688
5/31/2021	$14,689	$14,387	$14,842	$14,791
6/30/2021	$14,321	$14,300	$15,129	$15,136
7/31/2021	$13,818	$13,788	$14,583	$15,496
8/31/2021	$13,931	$14,157	$14,909	$15,967
9/30/2021	$13,857	$13,873	$14,469	$15,224
10/31/2021	$14,364	$14,402	$15,085	$16,291
11/30/2021	$13,913	$13,910	$14,456	$16,178
12/31/2021	$14,746	$14,478	$14,779	$16,903
1/31/2022	$14,100	$13,633	$13,356	$16,028
2/28/2022	$14,249	$13,859	$13,499	$15,548
3/31/2022	$14,004	$14,130	$13,667	$16,126
4/30/2022	$12,861	$13,034	$12,313	$14,719
5/31/2022	$13,210	$13,284	$12,331	$14,747
6/30/2022	$11,697	$11,972	$11,317	$13,529
7/31/2022	$12,794	$13,131	$12,498	$14,777
8/31/2022	$12,391	$12,715	$12,243	$14,174
9/30/2022	$11,166	$11,420	$11,069	$12,869
10/31/2022	$12,540	$12,857	$12,288	$13,911
11/30/2022	$13,166	$13,250	$12,575	$14,688
12/31/2022	$12,530	$12,381	$11,759	$13,842
1/31/2023	$13,813	$13,562	$12,905	$14,711
2/28/2023	$13,579	$13,250	$12,687	$14,352
3/31/2023	$12,833	$12,299	$12,081	$14,879
4/30/2023	$12,719	$11,993	$11,864	$15,112
5/31/2023	$12,316	$11,757	$11,754	$15,177
6/30/2023	$13,365	$12,691	$12,710	$16,180
7/31/2023	$14,041	$13,648	$13,487	$16,700
8/31/2023	$13,539	$12,992	$12,812	$16,434
9/30/2023	$12,828	$12,315	$12,058	$15,651
10/31/2023	$11,963	$11,581	$11,236	$15,321
11/30/2023	$12,934	$12,623	$12,253	$16,721
12/31/2023	$14,275	$14,194	$13,750	$17,480
1/31/2024	$13,961	$13,549	$13,215	$17,774
2/29/2024	$14,350	$13,993	$13,962	$18,723
3/31/2024	$14,754	$14,606	$14,462	$19,326
4/30/2024	$13,772	$13,675	$13,444	$18,536
5/31/2024	$14,749	$14,315	$14,118	$19,455
6/30/2024	$14,495	$14,073	$13,988	$20,153
7/31/2024	$15,861	$15,789	$15,409	$20,399
8/31/2024	$15,701	$15,492	$15,179	$20,894
9/30/2024	$15,547	$15,502	$15,285	$21,340
10/31/2024	$15,257	$15,260	$15,064	$21,146

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 6/28/19
Class F3 at NAV	27.54%	9.29%	8.23%
Russell 2000 Value Index	31.77%	8.42%	8.23%
Russell 2000 Index	34.07%	8.50%	7.97%
S&P 500 IndexFootnote Reference*	38.02%	15.27%	15.05%
Footnote	Description
Footnote*	The Fund has adopted the S&P 500 Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of October 31, 2024)

Total Net Assets	$100,278,051
# of Portfolio Holdings	48
Portfolio Turnover Rate	57%
Total Advisory Fees Paid	$789,142

What did the Fund invest in?

(as of October 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	2.24%
Consumer Discretionary	7.94%
Consumer Staples	2.74%
Energy	8.24%
Financials	29.35%
Health Care	6.82%
Industrials	15.33%
Information Technology	16.11%
Materials	6.57%
Real Estate	4.11%
Repurchase Agreements	0.55%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class F3

LMVOX

Lord Abbett Focused Small Cap Value Fund

Annual Shareholder Report

October 31, 2024

lordabbett.com/FundDocuments

TSR-A-9030-F3

12/24

Class I

LMVYX

Lord Abbett Focused Small Cap Value Fund

Annual Shareholder Report

October 31, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Focused Small Cap Value Fund for the period of November 1, 2023 to October 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$117	1.03%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Fund returned 27.48%, reflecting performance at the net asset value (NAV) of Class I shares, compared to the 31.77% of a securities market index with investment characteristics similar to those of the Fund, the Russell 2000 Value Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 38.02% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve (Fed) lowering its policy rate by 50 basis points in September. There were also increased expectations for further rate cuts in 2024, which was influenced by mixed economic data, including softer consumer price index (CPI) reports and fluctuating job market indicators, which sparked recession fears but were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to Mirion Technologies, Inc. Security selection within the Consumer Staples sector also contributed to relative performance, led by an overweight allocation to Turning Point Brands Inc.

Top detractors from performance: Security selection within the Consumer Discretionary sector detracted from relative performance, led by an overweight allocation to Malibu Boats, Inc. Security selection within the Industrials sector also detracted from relative performance, led by an overweight allocation to WNS (Holdings) Limited.

Fund Performance

Total Return Based on $10,000 Investment

	Class I	Russell 2000 Value Index	Russell 2000 Index	S&P 500 Index
10/31/2014	$10,000	$10,000	$10,000	$10,000
11/30/2014	$9,598	$9,954	$10,009	$10,269
12/31/2014	$9,845	$10,225	$10,294	$10,243
1/31/2015	$9,295	$9,800	$9,963	$9,936
2/28/2015	$9,899	$10,255	$10,555	$10,507
3/31/2015	$10,221	$10,428	$10,738	$10,340
4/30/2015	$9,823	$10,205	$10,465	$10,440
5/31/2015	$10,016	$10,290	$10,703	$10,574
6/30/2015	$10,142	$10,303	$10,784	$10,369
7/31/2015	$10,126	$10,019	$10,658	$10,586
8/31/2015	$9,598	$9,527	$9,989	$9,948
9/30/2015	$9,709	$9,197	$9,498	$9,702
10/31/2015	$10,281	$9,712	$10,034	$10,520
11/30/2015	$10,375	$9,988	$10,360	$10,551
12/31/2015	$10,048	$9,462	$9,840	$10,385
1/31/2016	$9,414	$8,826	$8,975	$9,869
2/29/2016	$9,433	$8,886	$8,974	$9,856
3/31/2016	$10,151	$9,623	$9,690	$10,525
4/30/2016	$10,307	$9,827	$9,842	$10,566
5/31/2016	$10,679	$10,007	$10,064	$10,755
6/30/2016	$10,921	$10,037	$10,058	$10,783
7/31/2016	$11,332	$10,579	$10,658	$11,181
8/31/2016	$11,549	$10,842	$10,847	$11,196
9/30/2016	$11,672	$10,927	$10,968	$11,199
10/31/2016	$11,306	$10,568	$10,446	$10,994
11/30/2016	$12,741	$11,971	$11,611	$11,401
12/31/2016	$13,131	$12,465	$11,936	$11,627
1/31/2017	$13,139	$12,376	$11,984	$11,847
2/28/2017	$13,100	$12,555	$12,215	$12,318
3/31/2017	$13,032	$12,449	$12,231	$12,332
4/30/2017	$13,234	$12,498	$12,365	$12,459
5/31/2017	$12,822	$12,109	$12,113	$12,634
6/30/2017	$13,249	$12,532	$12,532	$12,713
7/31/2017	$13,318	$12,612	$12,625	$12,974
8/31/2017	$13,020	$12,302	$12,465	$13,014
9/30/2017	$13,822	$13,173	$13,243	$13,283
10/31/2017	$13,952	$13,190	$13,355	$13,593
11/30/2017	$14,454	$13,572	$13,740	$14,009
12/31/2017	$14,117	$13,442	$13,685	$14,165
1/31/2018	$14,532	$13,608	$14,043	$14,976
2/28/2018	$14,113	$12,927	$13,499	$14,424
3/31/2018	$14,176	$13,087	$13,673	$14,058
4/30/2018	$14,377	$13,314	$13,792	$14,112
5/31/2018	$15,107	$14,089	$14,629	$14,451
6/30/2018	$15,389	$14,174	$14,734	$14,540
7/31/2018	$15,344	$14,424	$14,990	$15,081
8/31/2018	$16,060	$14,768	$15,637	$15,573
9/30/2018	$15,663	$14,401	$15,260	$15,662
10/31/2018	$13,967	$13,112	$13,603	$14,591
11/30/2018	$14,229	$13,323	$13,819	$14,888
12/31/2018	$12,802	$11,713	$12,178	$13,544
1/31/2019	$13,943	$12,994	$13,548	$14,629
2/28/2019	$14,786	$13,499	$14,252	$15,099
3/31/2019	$14,282	$13,110	$13,954	$15,393
4/30/2019	$15,215	$13,606	$14,428	$16,016
5/31/2019	$13,444	$12,494	$13,306	$14,998
6/30/2019	$14,526	$13,290	$14,246	$16,055
7/31/2019	$14,478	$13,311	$14,328	$16,286
8/31/2019	$13,312	$12,569	$13,621	$16,028
9/30/2019	$14,043	$13,214	$13,904	$16,328
10/31/2019	$14,213	$13,534	$14,270	$16,681
11/30/2019	$14,844	$13,851	$14,858	$17,287
12/31/2019	$15,455	$14,336	$15,286	$17,809
1/31/2020	$14,707	$13,563	$14,796	$17,802
2/29/2020	$13,192	$12,245	$13,550	$16,336
3/31/2020	$8,928	$9,224	$10,606	$14,319
4/30/2020	$10,181	$10,361	$12,063	$16,154
5/31/2020	$11,222	$10,659	$12,848	$16,923
6/30/2020	$11,995	$10,967	$13,302	$17,260
7/31/2020	$12,207	$11,194	$13,670	$18,233
8/31/2020	$12,886	$11,797	$14,441	$19,544
9/30/2020	$12,095	$11,248	$13,958	$18,801
10/31/2020	$12,650	$11,650	$14,251	$18,301
11/30/2020	$15,497	$13,899	$16,877	$20,305
12/31/2020	$16,775	$15,000	$18,337	$21,085
1/31/2021	$17,158	$15,789	$19,260	$20,872
2/28/2021	$19,368	$17,273	$20,460	$21,448
3/31/2021	$20,016	$18,175	$20,666	$22,387
4/30/2021	$20,841	$18,543	$21,100	$23,582
5/31/2021	$21,313	$19,120	$21,143	$23,747
6/30/2021	$20,778	$19,004	$21,553	$24,301
7/31/2021	$20,054	$18,324	$20,775	$24,878
8/31/2021	$20,211	$18,815	$21,239	$25,635
9/30/2021	$20,104	$18,438	$20,613	$24,443
10/31/2021	$20,834	$19,141	$21,490	$26,155
11/30/2021	$20,185	$18,487	$20,594	$25,974
12/31/2021	$21,387	$19,241	$21,055	$27,138
1/31/2022	$20,449	$18,119	$19,028	$25,734
2/28/2022	$20,664	$18,419	$19,231	$24,963
3/31/2022	$20,310	$18,779	$19,470	$25,890
4/30/2022	$18,655	$17,322	$17,540	$23,632
5/31/2022	$19,156	$17,654	$17,567	$23,676
6/30/2022	$16,958	$15,910	$16,122	$21,721
7/31/2022	$18,544	$17,451	$17,805	$23,724
8/31/2022	$17,967	$16,899	$17,441	$22,757
9/30/2022	$16,187	$15,177	$15,769	$20,661
10/31/2022	$18,175	$17,087	$17,506	$22,334
11/30/2022	$19,083	$17,609	$17,914	$23,582
12/31/2022	$18,159	$16,454	$16,752	$22,223
1/31/2023	$20,015	$18,024	$18,384	$23,619
2/28/2023	$19,676	$17,609	$18,074	$23,043
3/31/2023	$18,599	$16,346	$17,210	$23,889
4/30/2023	$18,433	$15,938	$16,901	$24,262
5/31/2023	$17,848	$15,625	$16,745	$24,367
6/30/2023	$19,365	$16,866	$18,106	$25,977
7/31/2023	$20,340	$18,139	$19,213	$26,812
8/31/2023	$19,610	$17,266	$18,252	$26,385
9/30/2023	$18,585	$16,367	$17,178	$25,127
10/31/2023	$17,328	$15,391	$16,006	$24,599
11/30/2023	$18,737	$16,776	$17,455	$26,845
12/31/2023	$20,670	$18,864	$19,588	$28,065
1/31/2024	$20,221	$18,007	$18,826	$28,536
2/29/2024	$20,786	$18,596	$19,890	$30,060
3/31/2024	$21,373	$19,411	$20,602	$31,027
4/30/2024	$19,946	$18,174	$19,152	$29,760
5/31/2024	$21,358	$19,024	$20,113	$31,236
6/30/2024	$20,989	$18,704	$19,927	$32,356
7/31/2024	$22,966	$20,983	$21,952	$32,750
8/31/2024	$22,734	$20,589	$21,624	$33,545
9/30/2024	$22,510	$20,602	$21,775	$34,261
10/31/2024	$22,090	$20,280	$21,460	$33,950

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class I at NAV	27.48%	9.22%	8.25%
Russell 2000 Value Index	31.77%	8.42%	7.33%
Russell 2000 Index	34.07%	8.50%	7.94%
S&P 500 IndexFootnote Reference*	38.02%	15.27%	13.00%
Footnote	Description
Footnote*	The Fund has adopted the S&P 500 Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of October 31, 2024)

Total Net Assets	$100,278,051
# of Portfolio Holdings	48
Portfolio Turnover Rate	57%
Total Advisory Fees Paid	$789,142

What did the Fund invest in?

(as of October 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	2.24%
Consumer Discretionary	7.94%
Consumer Staples	2.74%
Energy	8.24%
Financials	29.35%
Health Care	6.82%
Industrials	15.33%
Information Technology	16.11%
Materials	6.57%
Real Estate	4.11%
Repurchase Agreements	0.55%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class I

LMVYX

Lord Abbett Focused Small Cap Value Fund

Annual Shareholder Report

October 31, 2024

lordabbett.com/FundDocuments

TSR-A-699-I

12/24

Class R5

LMVVX

Lord Abbett Focused Small Cap Value Fund

Annual Shareholder Report

October 31, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Focused Small Cap Value Fund for the period of November 1, 2023 to October 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$117	1.03%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Fund returned 27.47%, reflecting performance at the net asset value (NAV) of Class R5 shares, compared to the 31.77% of a securities market index with investment characteristics similar to those of the Fund, the Russell 2000 Value Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 38.02% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve (Fed) lowering its policy rate by 50 basis points in September. There were also increased expectations for further rate cuts in 2024, which was influenced by mixed economic data, including softer consumer price index (CPI) reports and fluctuating job market indicators, which sparked recession fears but were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to Mirion Technologies, Inc. Security selection within the Consumer Staples sector also contributed to relative performance, led by an overweight allocation to Turning Point Brands Inc.

Top detractors from performance: Security selection within the Consumer Discretionary sector detracted from relative performance, led by an overweight allocation to Malibu Boats, Inc. Security selection within the Industrials sector also detracted from relative performance, led by an overweight allocation to WNS (Holdings) Limited.

Fund Performance

Total Return Based on $10,000 Investment

	Class R5	Russell 2000 Value Index	Russell 2000 Index	S&P 500 Index
6/28/2019	$10,000	$10,000	$10,000	$10,000
7/31/2019	$9,967	$10,016	$10,058	$10,144
8/31/2019	$9,164	$9,457	$9,561	$9,983
9/30/2019	$9,668	$9,943	$9,760	$10,170
10/31/2019	$9,785	$10,184	$10,017	$10,390
11/30/2019	$10,219	$10,422	$10,429	$10,767
12/31/2019	$10,640	$10,787	$10,730	$11,092
1/31/2020	$10,124	$10,205	$10,386	$11,088
2/29/2020	$9,082	$9,213	$9,512	$10,175
3/31/2020	$6,146	$6,940	$7,445	$8,918
4/30/2020	$7,009	$7,796	$8,468	$10,062
5/31/2020	$7,725	$8,020	$9,019	$10,541
6/30/2020	$8,258	$8,252	$9,337	$10,751
7/31/2020	$8,403	$8,423	$9,596	$11,357
8/31/2020	$8,867	$8,876	$10,137	$12,173
9/30/2020	$8,326	$8,463	$9,798	$11,710
10/31/2020	$8,708	$8,766	$10,003	$11,399
11/30/2020	$10,669	$10,458	$11,847	$12,647
12/31/2020	$11,548	$11,287	$12,872	$13,133
1/31/2021	$11,813	$11,881	$13,520	$13,000
2/28/2021	$13,334	$12,997	$14,362	$13,359
3/31/2021	$13,780	$13,676	$14,506	$13,944
4/30/2021	$14,348	$13,953	$14,811	$14,688
5/31/2021	$14,673	$14,387	$14,842	$14,791
6/30/2021	$14,304	$14,300	$15,129	$15,136
7/31/2021	$13,806	$13,788	$14,583	$15,496
8/31/2021	$13,914	$14,157	$14,909	$15,967
9/30/2021	$13,841	$13,873	$14,469	$15,224
10/31/2021	$14,343	$14,402	$15,085	$16,291
11/30/2021	$13,892	$13,910	$14,456	$16,178
12/31/2021	$14,725	$14,478	$14,779	$16,903
1/31/2022	$14,079	$13,633	$13,356	$16,028
2/28/2022	$14,227	$13,859	$13,499	$15,548
3/31/2022	$13,983	$14,130	$13,667	$16,126
4/30/2022	$12,844	$13,034	$12,313	$14,719
5/31/2022	$13,188	$13,284	$12,331	$14,747
6/30/2022	$11,676	$11,972	$11,317	$13,529
7/31/2022	$12,767	$13,131	$12,498	$14,777
8/31/2022	$12,370	$12,715	$12,243	$14,174
9/30/2022	$11,144	$11,420	$11,069	$12,869
10/31/2022	$12,518	$12,857	$12,288	$13,911
11/30/2022	$13,138	$13,250	$12,575	$14,688
12/31/2022	$12,507	$12,381	$11,759	$13,842
1/31/2023	$13,780	$13,562	$12,905	$14,711
2/28/2023	$13,551	$13,250	$12,687	$14,352
3/31/2023	$12,805	$12,299	$12,081	$14,879
4/30/2023	$12,691	$11,993	$11,864	$15,112
5/31/2023	$12,288	$11,757	$11,754	$15,177
6/30/2023	$13,332	$12,691	$12,710	$16,180
7/31/2023	$14,004	$13,648	$13,487	$16,700
8/31/2023	$13,506	$12,992	$12,812	$16,434
9/30/2023	$12,795	$12,315	$12,058	$15,651
10/31/2023	$11,935	$11,581	$11,236	$15,321
11/30/2023	$12,900	$12,623	$12,253	$16,721
12/31/2023	$14,236	$14,194	$13,750	$17,480
1/31/2024	$13,927	$13,549	$13,215	$17,774
2/29/2024	$14,311	$13,993	$13,962	$18,723
3/31/2024	$14,715	$14,606	$14,462	$19,326
4/30/2024	$13,732	$13,675	$13,444	$18,536
5/31/2024	$14,710	$14,315	$14,118	$19,455
6/30/2024	$14,450	$14,073	$13,988	$20,153
7/31/2024	$15,817	$15,789	$15,409	$20,399
8/31/2024	$15,657	$15,492	$15,179	$20,894
9/30/2024	$15,502	$15,502	$15,285	$21,340
10/31/2024	$15,213	$15,260	$15,064	$21,146

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 6/28/19
Class R5 at NAV	27.47%	9.23%	8.17%
Russell 2000 Value Index	31.77%	8.42%	8.23%
Russell 2000 Index	34.07%	8.50%	7.97%
S&P 500 IndexFootnote Reference*	38.02%	15.27%	15.05%
Footnote	Description
Footnote*	The Fund has adopted the S&P 500 Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of October 31, 2024)

Total Net Assets	$100,278,051
# of Portfolio Holdings	48
Portfolio Turnover Rate	57%
Total Advisory Fees Paid	$789,142

What did the Fund invest in?

(as of October 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	2.24%
Consumer Discretionary	7.94%
Consumer Staples	2.74%
Energy	8.24%
Financials	29.35%
Health Care	6.82%
Industrials	15.33%
Information Technology	16.11%
Materials	6.57%
Real Estate	4.11%
Repurchase Agreements	0.55%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R5

LMVVX

Lord Abbett Focused Small Cap Value Fund

Annual Shareholder Report

October 31, 2024

lordabbett.com/FundDocuments

TSR-A-9034-R5

12/24

Class R6

LMVWX

Lord Abbett Focused Small Cap Value Fund

Annual Shareholder Report

October 31, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Focused Small Cap Value Fund for the period of November 1, 2023 to October 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$111	0.98%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Fund returned 27.54%, reflecting performance at the net asset value (NAV) of Class R6 shares, compared to the 31.77% of a securities market index with investment characteristics similar to those of the Fund, the Russell 2000 Value Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 38.02% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve (Fed) lowering its policy rate by 50 basis points in September. There were also increased expectations for further rate cuts in 2024, which was influenced by mixed economic data, including softer consumer price index (CPI) reports and fluctuating job market indicators, which sparked recession fears but were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to Mirion Technologies, Inc. Security selection within the Consumer Staples sector also contributed to relative performance, led by an overweight allocation to Turning Point Brands Inc.

Top detractors from performance: Security selection within the Consumer Discretionary sector detracted from relative performance, led by an overweight allocation to Malibu Boats, Inc. Security selection within the Industrials sector also detracted from relative performance, led by an overweight allocation to WNS (Holdings) Limited.

Fund Performance

Total Return Based on $10,000 Investment

	Class R6	Russell 2000 Value Index	Russell 2000 Index	S&P 500 Index
6/28/2019	$10,000	$10,000	$10,000	$10,000
7/31/2019	$9,971	$10,016	$10,058	$10,144
8/31/2019	$9,168	$9,457	$9,561	$9,983
9/30/2019	$9,671	$9,943	$9,760	$10,170
10/31/2019	$9,788	$10,184	$10,017	$10,390
11/30/2019	$10,226	$10,422	$10,429	$10,767
12/31/2019	$10,647	$10,787	$10,730	$11,092
1/31/2020	$10,132	$10,205	$10,386	$11,088
2/29/2020	$9,089	$9,213	$9,512	$10,175
3/31/2020	$6,149	$6,940	$7,445	$8,918
4/30/2020	$7,016	$7,796	$8,468	$10,062
5/31/2020	$7,733	$8,020	$9,019	$10,541
6/30/2020	$8,265	$8,252	$9,337	$10,751
7/31/2020	$8,411	$8,423	$9,596	$11,357
8/31/2020	$8,879	$8,876	$10,137	$12,173
9/30/2020	$8,338	$8,463	$9,798	$11,710
10/31/2020	$8,724	$8,766	$10,003	$11,399
11/30/2020	$10,685	$10,458	$11,847	$12,647
12/31/2020	$11,564	$11,287	$12,872	$13,133
1/31/2021	$11,829	$11,881	$13,520	$13,000
2/28/2021	$13,354	$12,997	$14,362	$13,359
3/31/2021	$13,800	$13,676	$14,506	$13,944
4/30/2021	$14,368	$13,953	$14,811	$14,688
5/31/2021	$14,693	$14,387	$14,842	$14,791
6/30/2021	$14,324	$14,300	$15,129	$15,136
7/31/2021	$13,822	$13,788	$14,583	$15,496
8/31/2021	$13,934	$14,157	$14,909	$15,967
9/30/2021	$13,861	$13,873	$14,469	$15,224
10/31/2021	$14,368	$14,402	$15,085	$16,291
11/30/2021	$13,917	$13,910	$14,456	$16,178
12/31/2021	$14,750	$14,478	$14,779	$16,903
1/31/2022	$14,104	$13,633	$13,356	$16,028
2/28/2022	$14,252	$13,859	$13,499	$15,548
3/31/2022	$14,008	$14,130	$13,667	$16,126
4/30/2022	$12,864	$13,034	$12,313	$14,719
5/31/2022	$13,213	$13,284	$12,331	$14,747
6/30/2022	$11,696	$11,972	$11,317	$13,529
7/31/2022	$12,792	$13,131	$12,498	$14,777
8/31/2022	$12,390	$12,715	$12,243	$14,174
9/30/2022	$11,165	$11,420	$11,069	$12,869
10/31/2022	$12,539	$12,857	$12,288	$13,911
11/30/2022	$13,165	$13,250	$12,575	$14,688
12/31/2022	$12,529	$12,381	$11,759	$13,842
1/31/2023	$13,811	$13,562	$12,905	$14,711
2/28/2023	$13,578	$13,250	$12,687	$14,352
3/31/2023	$12,832	$12,299	$12,081	$14,879
4/30/2023	$12,723	$11,993	$11,864	$15,112
5/31/2023	$12,315	$11,757	$11,754	$15,177
6/30/2023	$13,364	$12,691	$12,710	$16,180
7/31/2023	$14,040	$13,648	$13,487	$16,700
8/31/2023	$13,538	$12,992	$12,812	$16,434
9/30/2023	$12,827	$12,315	$12,058	$15,651
10/31/2023	$11,962	$11,581	$11,236	$15,321
11/30/2023	$12,933	$12,623	$12,253	$16,721
12/31/2023	$14,274	$14,194	$13,750	$17,480
1/31/2024	$13,960	$13,549	$13,215	$17,774
2/29/2024	$14,348	$13,993	$13,962	$18,723
3/31/2024	$14,757	$14,606	$14,462	$19,326
4/30/2024	$13,770	$13,675	$13,444	$18,536
5/31/2024	$14,747	$14,315	$14,118	$19,455
6/30/2024	$14,493	$14,073	$13,988	$20,153
7/31/2024	$15,859	$15,789	$15,409	$20,399
8/31/2024	$15,700	$15,492	$15,179	$20,894
9/30/2024	$15,545	$15,502	$15,285	$21,340
10/31/2024	$15,256	$15,260	$15,064	$21,146

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 6/28/19
Class R6 at NAV	27.54%	9.28%	8.23%
Russell 2000 Value Index	31.77%	8.42%	8.23%
Russell 2000 Index	34.07%	8.50%	7.97%
S&P 500 IndexFootnote Reference*	38.02%	15.27%	15.05%
Footnote	Description
Footnote*	The Fund has adopted the S&P 500 Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of October 31, 2024)

Total Net Assets	$100,278,051
# of Portfolio Holdings	48
Portfolio Turnover Rate	57%
Total Advisory Fees Paid	$789,142

What did the Fund invest in?

(as of October 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	2.24%
Consumer Discretionary	7.94%
Consumer Staples	2.74%
Energy	8.24%
Financials	29.35%
Health Care	6.82%
Industrials	15.33%
Information Technology	16.11%
Materials	6.57%
Real Estate	4.11%
Repurchase Agreements	0.55%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R6

LMVWX

Lord Abbett Focused Small Cap Value Fund

Annual Shareholder Report

October 31, 2024

lordabbett.com/FundDocuments

TSR-A-9035-R6

12/24

Class A

LFGAX

Lord Abbett Focused Growth Fund

Annual Shareholder Report

October 31, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Focused Growth Fund for the period of November 1, 2023 to October 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$134	1.05%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Fund returned 55.66%, reflecting performance at the net asset value (NAV) of Class A shares, compared to the 43.77% of a securities market index with investment characteristics similar to those of the Fund, the Russell 1000 Growth Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 38.02% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve (Fed) lowering its policy rate by 50 basis points in September. There were also increased market expectations for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to these expectations of rate cuts, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to NVIDIA Corporation. Security selection within the Communication Services sector also contributed to relative performance, led by an overweight allocation to Spotify Technology SA.

Top detractors from performance: Security selection within the Financials sector detracted from relative performance, led by an overweight allocation to Remitly Global, Inc. Within the Health Care sector, an overweight allocation to Springworks Therapeutics, Inc., also detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class A with load	Russell 1000 Growth Index	S&P 500 Index
1/31/2019	$9,422	$10,000	$10,000
2/28/2019	$10,038	$10,358	$10,321
3/31/2019	$10,069	$10,653	$10,522
4/30/2019	$10,408	$11,134	$10,948
5/31/2019	$9,925	$10,431	$10,252
6/30/2019	$10,515	$11,147	$10,974
7/31/2019	$10,892	$11,399	$11,132
8/31/2019	$10,578	$11,311	$10,956
9/30/2019	$9,642	$11,313	$11,161
10/31/2019	$9,975	$11,632	$11,403
11/30/2019	$10,590	$12,148	$11,816
12/31/2019	$10,898	$12,514	$12,173
1/31/2020	$11,369	$12,794	$12,168
2/29/2020	$11,005	$11,923	$11,167
3/31/2020	$10,113	$10,750	$9,787
4/30/2020	$11,652	$12,340	$11,042
5/31/2020	$13,084	$13,169	$11,568
6/30/2020	$14,359	$13,742	$11,798
7/31/2020	$15,754	$14,799	$12,463
8/31/2020	$17,557	$16,327	$13,359
9/30/2020	$17,399	$15,559	$12,852
10/31/2020	$16,897	$15,030	$12,510
11/30/2020	$19,021	$16,569	$13,879
12/31/2020	$20,282	$17,331	$14,413
1/31/2021	$20,208	$17,203	$14,267
2/28/2021	$20,764	$17,199	$14,661
3/31/2021	$19,806	$17,494	$15,303
4/30/2021	$21,113	$18,685	$16,120
5/31/2021	$20,409	$18,426	$16,232
6/30/2021	$21,716	$19,582	$16,611
7/31/2021	$22,273	$20,228	$17,006
8/31/2021	$23,091	$20,984	$17,523
9/30/2021	$21,703	$19,809	$16,708
10/31/2021	$24,244	$21,524	$17,878
11/30/2021	$24,108	$21,656	$17,754
12/31/2021	$22,907	$22,114	$18,550
1/31/2022	$19,987	$20,216	$17,590
2/28/2022	$19,444	$19,357	$17,064
3/31/2022	$19,925	$20,115	$17,697
4/30/2022	$17,182	$17,685	$16,154
5/31/2022	$16,121	$17,274	$16,184
6/30/2022	$15,044	$15,906	$14,848
7/31/2022	$16,702	$17,815	$16,217
8/31/2022	$16,136	$16,985	$15,555
9/30/2022	$14,757	$15,334	$14,123
10/31/2022	$15,292	$16,230	$15,266
11/30/2022	$15,393	$16,970	$16,119
12/31/2022	$13,960	$15,671	$15,191
1/31/2023	$14,974	$16,977	$16,145
2/28/2023	$14,525	$16,775	$15,751
3/31/2023	$15,555	$17,922	$16,329
4/30/2023	$15,222	$18,099	$16,584
5/31/2023	$16,152	$18,924	$16,656
6/30/2023	$17,260	$20,218	$17,757
7/31/2023	$17,887	$20,899	$18,327
8/31/2023	$17,663	$20,711	$18,036
9/30/2023	$16,361	$19,585	$17,176
10/31/2023	$15,865	$19,306	$16,815
11/30/2023	$18,127	$21,410	$18,350
12/31/2023	$18,677	$22,359	$19,184
1/31/2024	$19,824	$22,916	$19,506
2/29/2024	$21,613	$24,480	$20,548
3/31/2024	$21,915	$24,911	$21,209
4/30/2024	$20,560	$23,854	$20,343
5/31/2024	$21,691	$25,282	$21,351
6/30/2024	$23,341	$26,987	$22,117
7/31/2024	$21,985	$26,528	$22,387
8/31/2024	$22,876	$27,080	$22,930
9/30/2024	$23,852	$27,848	$23,419
10/31/2024	$24,697	$27,755	$23,207

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 1/31/19
Class A at NAV	55.66%	19.88%	18.25%
Class A with sales charge	46.71%	18.47%	17.03%
Russell 1000 Growth Index	43.77%	19.00%	19.43%
S&P 500 IndexFootnote Reference*	38.02%	15.27%	15.77%
Footnote	Description
Footnote*	The Fund has adopted the S&P 500 Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of October 31, 2024)

Total Net Assets	$64,579,602
# of Portfolio Holdings	31
Portfolio Turnover Rate	122%
Total Advisory Fees Paid	$135,549

What did the Fund invest in?

(as of October 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	20.50%
Consumer Discretionary	14.10%
Financials	2.16%
Health Care	10.16%
Industrials	4.54%
Information Technology	43.13%
Repurchase Agreements	5.41%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class A

LFGAX

Lord Abbett Focused Growth Fund

Annual Shareholder Report

October 31, 2024

lordabbett.com/FundDocuments

TSR-A-8895-A

12/24

Class C

LFGCX

Lord Abbett Focused Growth Fund

Annual Shareholder Report

October 31, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Focused Growth Fund for the period of November 1, 2023 to October 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$229	1.80%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Fund returned 54.57%, reflecting performance at the net asset value (NAV) of Class C shares, compared to the 43.77% of a securities market index with investment characteristics similar to those of the Fund, the Russell 1000 Growth Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 38.02% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve (Fed) lowering its policy rate by 50 basis points in September. There were also increased market expectations for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to these expectations of rate cuts, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to NVIDIA Corporation. Security selection within the Communication Services sector also contributed to relative performance, led by an overweight allocation to Spotify Technology SA.

Top detractors from performance: Security selection within the Financials sector detracted from relative performance, led by an overweight allocation to Remitly Global, Inc. Within the Health Care sector, an overweight allocation to Springworks Therapeutics, Inc., also detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class C with load	Russell 1000 Growth Index	S&P 500 Index
1/31/2019	$10,000	$10,000	$10,000
2/28/2019	$10,647	$10,358	$10,321
3/31/2019	$10,673	$10,653	$10,522
4/30/2019	$11,027	$11,134	$10,948
5/31/2019	$10,507	$10,431	$10,252
6/30/2019	$11,127	$11,147	$10,974
7/31/2019	$11,513	$11,399	$11,132
8/31/2019	$11,180	$11,311	$10,956
9/30/2019	$10,180	$11,313	$11,161
10/31/2019	$10,533	$11,632	$11,403
11/30/2019	$11,173	$12,148	$11,816
12/31/2019	$11,493	$12,514	$12,173
1/31/2020	$11,980	$12,794	$12,168
2/29/2020	$11,593	$11,923	$11,167
3/31/2020	$10,640	$10,750	$9,787
4/30/2020	$12,253	$12,340	$11,042
5/31/2020	$13,753	$13,169	$11,568
6/30/2020	$15,080	$13,742	$11,798
7/31/2020	$16,540	$14,799	$12,463
8/31/2020	$18,420	$16,327	$13,359
9/30/2020	$18,247	$15,559	$12,852
10/31/2020	$17,707	$15,030	$12,510
11/30/2020	$19,914	$16,569	$13,879
12/31/2020	$21,231	$17,331	$14,413
1/31/2021	$21,139	$17,203	$14,267
2/28/2021	$21,708	$17,199	$14,661
3/31/2021	$20,690	$17,494	$15,303
4/30/2021	$22,043	$18,685	$16,120
5/31/2021	$21,295	$18,426	$16,232
6/30/2021	$22,641	$19,582	$16,611
7/31/2021	$23,211	$20,228	$17,006
8/31/2021	$24,044	$20,984	$17,523
9/30/2021	$22,584	$19,809	$16,708
10/31/2021	$25,220	$21,524	$17,878
11/30/2021	$25,060	$21,656	$17,754
12/31/2021	$23,797	$22,114	$18,550
1/31/2022	$20,750	$20,216	$17,590
2/28/2022	$20,172	$19,357	$17,064
3/31/2022	$20,659	$20,115	$17,697
4/30/2022	$17,802	$17,685	$16,154
5/31/2022	$16,696	$17,274	$16,184
6/30/2022	$15,573	$15,906	$14,848
7/31/2022	$17,274	$17,815	$16,217
8/31/2022	$16,679	$16,985	$15,555
9/30/2022	$15,242	$15,334	$14,123
10/31/2022	$15,787	$16,230	$15,266
11/30/2022	$15,886	$16,970	$16,119
12/31/2022	$14,392	$15,671	$15,191
1/31/2023	$15,432	$16,977	$16,145
2/28/2023	$14,953	$16,775	$15,751
3/31/2023	$16,002	$17,922	$16,329
4/30/2023	$15,647	$18,099	$16,584
5/31/2023	$16,605	$18,924	$16,656
6/30/2023	$17,719	$20,218	$17,757
7/31/2023	$18,355	$20,899	$18,327
8/31/2023	$18,124	$20,711	$18,036
9/30/2023	$16,770	$19,585	$17,176
10/31/2023	$16,250	$19,306	$16,815
11/30/2023	$18,562	$21,410	$18,350
12/31/2023	$19,115	$22,359	$19,184
1/31/2024	$20,271	$22,916	$19,506
2/29/2024	$22,087	$24,480	$20,548
3/31/2024	$22,376	$24,911	$21,209
4/30/2024	$20,989	$23,854	$20,343
5/31/2024	$22,129	$25,282	$21,351
6/30/2024	$23,788	$26,987	$22,117
7/31/2024	$22,393	$26,528	$22,387
8/31/2024	$23,285	$27,080	$22,930
9/30/2024	$24,267	$27,848	$23,419
10/31/2024	$25,118	$27,755	$23,207

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 1/31/19
Class C at NAV	54.57%	18.98%	17.38%
Class C with sales charge	53.57%	18.98%	17.38%
Russell 1000 Growth Index	43.77%	19.00%	19.43%
S&P 500 IndexFootnote Reference*	38.02%	15.27%	15.77%
Footnote	Description
Footnote*	The Fund has adopted the S&P 500 Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of October 31, 2024)

Total Net Assets	$64,579,602
# of Portfolio Holdings	31
Portfolio Turnover Rate	122%
Total Advisory Fees Paid	$135,549

What did the Fund invest in?

(as of October 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	20.50%
Consumer Discretionary	14.10%
Financials	2.16%
Health Care	10.16%
Industrials	4.54%
Information Technology	43.13%
Repurchase Agreements	5.41%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class C

LFGCX

Lord Abbett Focused Growth Fund

Annual Shareholder Report

October 31, 2024

lordabbett.com/FundDocuments

TSR-A-8896-C

12/24

Class F

LFGFX

Lord Abbett Focused Growth Fund

Annual Shareholder Report

October 31, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Focused Growth Fund for the period of November 1, 2023 to October 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$102	0.80%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Fund returned 56.07%, reflecting performance at the net asset value (NAV) of Class F shares, compared to the 43.77% of a securities market index with investment characteristics similar to those of the Fund, the Russell 1000 Growth Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 38.02% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve (Fed) lowering its policy rate by 50 basis points in September. There were also increased market expectations for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to these expectations of rate cuts, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to NVIDIA Corporation. Security selection within the Communication Services sector also contributed to relative performance, led by an overweight allocation to Spotify Technology SA.

Top detractors from performance: Security selection within the Financials sector detracted from relative performance, led by an overweight allocation to Remitly Global, Inc. Within the Health Care sector, an overweight allocation to Springworks Therapeutics, Inc., also detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class F	Russell 1000 Growth Index	S&P 500 Index
1/31/2019	$10,000	$10,000	$10,000
2/28/2019	$10,653	$10,358	$10,321
3/31/2019	$10,693	$10,653	$10,522
4/30/2019	$11,053	$11,134	$10,948
5/31/2019	$10,540	$10,431	$10,252
6/30/2019	$11,173	$11,147	$10,974
7/31/2019	$11,573	$11,399	$11,132
8/31/2019	$11,247	$11,311	$10,956
9/30/2019	$10,247	$11,313	$11,161
10/31/2019	$10,607	$11,632	$11,403
11/30/2019	$11,267	$12,148	$11,816
12/31/2019	$11,593	$12,514	$12,173
1/31/2020	$12,100	$12,794	$12,168
2/29/2020	$11,713	$11,923	$11,167
3/31/2020	$10,767	$10,750	$9,787
4/30/2020	$12,407	$12,340	$11,042
5/31/2020	$13,940	$13,169	$11,568
6/30/2020	$15,293	$13,742	$11,798
7/31/2020	$16,787	$14,799	$12,463
8/31/2020	$18,713	$16,327	$13,359
9/30/2020	$18,553	$15,559	$12,852
10/31/2020	$18,020	$15,030	$12,510
11/30/2020	$20,288	$16,569	$13,879
12/31/2020	$21,639	$17,331	$14,413
1/31/2021	$21,561	$17,203	$14,267
2/28/2021	$22,158	$17,199	$14,661
3/31/2021	$21,141	$17,494	$15,303
4/30/2021	$22,543	$18,685	$16,120
5/31/2021	$21,796	$18,426	$16,232
6/30/2021	$23,197	$19,582	$16,611
7/31/2021	$23,802	$20,228	$17,006
8/31/2021	$24,677	$20,984	$17,523
9/30/2021	$23,197	$19,809	$16,708
10/31/2021	$25,921	$21,524	$17,878
11/30/2021	$25,777	$21,656	$17,754
12/31/2021	$24,505	$22,114	$18,550
1/31/2022	$21,377	$20,216	$17,590
2/28/2022	$20,802	$19,357	$17,064
3/31/2022	$21,328	$20,115	$17,697
4/30/2022	$18,389	$17,685	$16,154
5/31/2022	$17,264	$17,274	$16,184
6/30/2022	$16,115	$15,906	$14,848
7/31/2022	$17,888	$17,815	$16,217
8/31/2022	$17,289	$16,985	$15,555
9/30/2022	$15,811	$15,334	$14,123
10/31/2022	$16,386	$16,230	$15,266
11/30/2022	$16,501	$16,970	$16,119
12/31/2022	$14,965	$15,671	$15,191
1/31/2023	$16,057	$16,977	$16,145
2/28/2023	$15,573	$16,775	$15,751
3/31/2023	$16,681	$17,922	$16,329
4/30/2023	$16,328	$18,099	$16,584
5/31/2023	$17,338	$18,924	$16,656
6/30/2023	$18,520	$20,218	$17,757
7/31/2023	$19,201	$20,899	$18,327
8/31/2023	$18,972	$20,711	$18,036
9/30/2023	$17,576	$19,585	$17,176
10/31/2023	$17,042	$19,306	$16,815
11/30/2023	$19,481	$21,410	$18,350
12/31/2023	$20,072	$22,359	$19,184
1/31/2024	$21,303	$22,916	$19,506
2/29/2024	$23,232	$24,480	$20,548
3/31/2024	$23,569	$24,911	$21,209
4/30/2024	$22,116	$23,854	$20,343
5/31/2024	$23,339	$25,282	$21,351
6/30/2024	$25,112	$26,987	$22,117
7/31/2024	$23,659	$26,528	$22,387
8/31/2024	$24,628	$27,080	$22,930
9/30/2024	$25,679	$27,848	$23,419
10/31/2024	$26,598	$27,755	$23,207

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 1/31/19
Class F at NAV	56.07%	20.19%	18.55%
Russell 1000 Growth Index	43.77%	19.00%	19.43%
S&P 500 IndexFootnote Reference*	38.02%	15.27%	15.77%
Footnote	Description
Footnote*	The Fund has adopted the S&P 500 Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of October 31, 2024)

Total Net Assets	$64,579,602
# of Portfolio Holdings	31
Portfolio Turnover Rate	122%
Total Advisory Fees Paid	$135,549

What did the Fund invest in?

(as of October 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	20.50%
Consumer Discretionary	14.10%
Financials	2.16%
Health Care	10.16%
Industrials	4.54%
Information Technology	43.13%
Repurchase Agreements	5.41%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class F

LFGFX

Lord Abbett Focused Growth Fund

Annual Shareholder Report

October 31, 2024

lordabbett.com/FundDocuments

TSR-A-8897-F

12/24

Class F3

LFGOX

Lord Abbett Focused Growth Fund

Annual Shareholder Report

October 31, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Focused Growth Fund for the period of November 1, 2023 to October 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$83	0.65%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Fund returned 56.31%, reflecting performance at the net asset value (NAV) of Class F3 shares, compared to the 43.77% of a securities market index with investment characteristics similar to those of the Fund, the Russell 1000 Growth Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 38.02% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve (Fed) lowering its policy rate by 50 basis points in September. There were also increased market expectations for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to these expectations of rate cuts, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to NVIDIA Corporation. Security selection within the Communication Services sector also contributed to relative performance, led by an overweight allocation to Spotify Technology SA.

Top detractors from performance: Security selection within the Financials sector detracted from relative performance, led by an overweight allocation to Remitly Global, Inc. Within the Health Care sector, an overweight allocation to Springworks Therapeutics, Inc., also detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class F3	Russell 1000 Growth Index	S&P 500 Index
1/31/2019	$10,000	$10,000	$10,000
2/28/2019	$10,660	$10,358	$10,321
3/31/2019	$10,693	$10,653	$10,522
4/30/2019	$11,053	$11,134	$10,948
5/31/2019	$10,547	$10,431	$10,252
6/30/2019	$11,180	$11,147	$10,974
7/31/2019	$11,580	$11,399	$11,132
8/31/2019	$11,253	$11,311	$10,956
9/30/2019	$10,253	$11,313	$11,161
10/31/2019	$10,613	$11,632	$11,403
11/30/2019	$11,273	$12,148	$11,816
12/31/2019	$11,607	$12,514	$12,173
1/31/2020	$12,113	$12,794	$12,168
2/29/2020	$11,727	$11,923	$11,167
3/31/2020	$10,773	$10,750	$9,787
4/30/2020	$12,420	$12,340	$11,042
5/31/2020	$13,953	$13,169	$11,568
6/30/2020	$15,307	$13,742	$11,798
7/31/2020	$16,807	$14,799	$12,463
8/31/2020	$18,733	$16,327	$13,359
9/30/2020	$18,573	$15,559	$12,852
10/31/2020	$18,040	$15,030	$12,510
11/30/2020	$20,307	$16,569	$13,879
12/31/2020	$21,666	$17,331	$14,413
1/31/2021	$21,595	$17,203	$14,267
2/28/2021	$22,192	$17,199	$14,661
3/31/2021	$21,175	$17,494	$15,303
4/30/2021	$22,576	$18,685	$16,120
5/31/2021	$21,829	$18,426	$16,232
6/30/2021	$23,230	$19,582	$16,611
7/31/2021	$23,835	$20,228	$17,006
8/31/2021	$24,717	$20,984	$17,523
9/30/2021	$23,230	$19,809	$16,708
10/31/2021	$25,969	$21,524	$17,878
11/30/2021	$25,825	$21,656	$17,754
12/31/2021	$24,544	$22,114	$18,550
1/31/2022	$21,418	$20,216	$17,590
2/28/2022	$20,843	$19,357	$17,064
3/31/2022	$21,360	$20,115	$17,697
4/30/2022	$18,423	$17,685	$16,154
5/31/2022	$17,298	$17,274	$16,184
6/30/2022	$16,150	$15,906	$14,848
7/31/2022	$17,930	$17,815	$16,217
8/31/2022	$17,323	$16,985	$15,555
9/30/2022	$15,854	$15,334	$14,123
10/31/2022	$16,429	$16,230	$15,266
11/30/2022	$16,543	$16,970	$16,119
12/31/2022	$15,009	$15,671	$15,191
1/31/2023	$16,109	$16,977	$16,145
2/28/2023	$15,624	$16,775	$15,751
3/31/2023	$16,732	$17,922	$16,329
4/30/2023	$16,379	$18,099	$16,584
5/31/2023	$17,389	$18,924	$16,656
6/30/2023	$18,587	$20,218	$17,757
7/31/2023	$19,268	$20,899	$18,327
8/31/2023	$19,038	$20,711	$18,036
9/30/2023	$17,635	$19,585	$17,176
10/31/2023	$17,110	$19,306	$16,815
11/30/2023	$19,555	$21,410	$18,350
12/31/2023	$20,154	$22,359	$19,184
1/31/2024	$21,393	$22,916	$19,506
2/29/2024	$23,338	$24,480	$20,548
3/31/2024	$23,666	$24,911	$21,209
4/30/2024	$22,214	$23,854	$20,343
5/31/2024	$23,445	$25,282	$21,351
6/30/2024	$25,234	$26,987	$22,117
7/31/2024	$23,773	$26,528	$22,387
8/31/2024	$24,750	$27,080	$22,930
9/30/2024	$25,816	$27,848	$23,419
10/31/2024	$26,744	$27,755	$23,207

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 1/31/19
Class F3 at NAV	56.31%	20.30%	18.67%
Russell 1000 Growth Index	43.77%	19.00%	19.43%
S&P 500 IndexFootnote Reference*	38.02%	15.27%	15.77%
Footnote	Description
Footnote*	The Fund has adopted the S&P 500 Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of October 31, 2024)

Total Net Assets	$64,579,602
# of Portfolio Holdings	31
Portfolio Turnover Rate	122%
Total Advisory Fees Paid	$135,549

What did the Fund invest in?

(as of October 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	20.50%
Consumer Discretionary	14.10%
Financials	2.16%
Health Care	10.16%
Industrials	4.54%
Information Technology	43.13%
Repurchase Agreements	5.41%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class F3

LFGOX

Lord Abbett Focused Growth Fund

Annual Shareholder Report

October 31, 2024

lordabbett.com/FundDocuments

TSR-A-8899-F3

12/24

Class I

LFGIX

Lord Abbett Focused Growth Fund

Annual Shareholder Report

October 31, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Focused Growth Fund for the period of November 1, 2023 to October 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$102	0.80%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Fund returned 56.04%, reflecting performance at the net asset value (NAV) of Class I shares, compared to the 43.77% of a securities market index with investment characteristics similar to those of the Fund, the Russell 1000 Growth Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 38.02% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve (Fed) lowering its policy rate by 50 basis points in September. There were also increased market expectations for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to these expectations of rate cuts, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to NVIDIA Corporation. Security selection within the Communication Services sector also contributed to relative performance, led by an overweight allocation to Spotify Technology SA.

Top detractors from performance: Security selection within the Financials sector detracted from relative performance, led by an overweight allocation to Remitly Global, Inc. Within the Health Care sector, an overweight allocation to Springworks Therapeutics, Inc., also detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class I	Russell 1000 Growth Index	S&P 500 Index
1/31/2019	$10,000	$10,000	$10,000
2/28/2019	$10,660	$10,358	$10,321
3/31/2019	$10,693	$10,653	$10,522
4/30/2019	$11,053	$11,134	$10,948
5/31/2019	$10,547	$10,431	$10,252
6/30/2019	$11,173	$11,147	$10,974
7/31/2019	$11,573	$11,399	$11,132
8/31/2019	$11,247	$11,311	$10,956
9/30/2019	$10,253	$11,313	$11,161
10/31/2019	$10,613	$11,632	$11,403
11/30/2019	$11,267	$12,148	$11,816
12/31/2019	$11,600	$12,514	$12,173
1/31/2020	$12,100	$12,794	$12,168
2/29/2020	$11,720	$11,923	$11,167
3/31/2020	$10,767	$10,750	$9,787
4/30/2020	$12,407	$12,340	$11,042
5/31/2020	$13,940	$13,169	$11,568
6/30/2020	$15,293	$13,742	$11,798
7/31/2020	$16,787	$14,799	$12,463
8/31/2020	$18,713	$16,327	$13,359
9/30/2020	$18,553	$15,559	$12,852
10/31/2020	$18,013	$15,030	$12,510
11/30/2020	$20,280	$16,569	$13,879
12/31/2020	$21,639	$17,331	$14,413
1/31/2021	$21,561	$17,203	$14,267
2/28/2021	$22,158	$17,199	$14,661
3/31/2021	$21,141	$17,494	$15,303
4/30/2021	$22,543	$18,685	$16,120
5/31/2021	$21,796	$18,426	$16,232
6/30/2021	$23,197	$19,582	$16,611
7/31/2021	$23,802	$20,228	$17,006
8/31/2021	$24,677	$20,984	$17,523
9/30/2021	$23,197	$19,809	$16,708
10/31/2021	$25,921	$21,524	$17,878
11/30/2021	$25,777	$21,656	$17,754
12/31/2021	$24,496	$22,114	$18,550
1/31/2022	$21,377	$20,216	$17,590
2/28/2022	$20,802	$19,357	$17,064
3/31/2022	$21,319	$20,115	$17,697
4/30/2022	$18,389	$17,685	$16,154
5/31/2022	$17,264	$17,274	$16,184
6/30/2022	$16,115	$15,906	$14,848
7/31/2022	$17,888	$17,815	$16,217
8/31/2022	$17,289	$16,985	$15,555
9/30/2022	$15,811	$15,334	$14,123
10/31/2022	$16,386	$16,230	$15,266
11/30/2022	$16,509	$16,970	$16,119
12/31/2022	$14,974	$15,671	$15,191
1/31/2023	$16,066	$16,977	$16,145
2/28/2023	$15,581	$16,775	$15,751
3/31/2023	$16,689	$17,922	$16,329
4/30/2023	$16,336	$18,099	$16,584
5/31/2023	$17,338	$18,924	$16,656
6/30/2023	$18,528	$20,218	$17,757
7/31/2023	$19,210	$20,899	$18,327
8/31/2023	$18,972	$20,711	$18,036
9/30/2023	$17,576	$19,585	$17,176
10/31/2023	$17,051	$19,306	$16,815
11/30/2023	$19,481	$21,410	$18,350
12/31/2023	$20,080	$22,359	$19,184
1/31/2024	$21,311	$22,916	$19,506
2/29/2024	$23,240	$24,480	$20,548
3/31/2024	$23,569	$24,911	$21,209
4/30/2024	$22,124	$23,854	$20,343
5/31/2024	$23,347	$25,282	$21,351
6/30/2024	$25,120	$26,987	$22,117
7/31/2024	$23,667	$26,528	$22,387
8/31/2024	$24,636	$27,080	$22,930
9/30/2024	$25,687	$27,848	$23,419
10/31/2024	$26,606	$27,755	$23,207

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 1/31/19
Class I at NAV	56.04%	20.18%	18.56%
Russell 1000 Growth Index	43.77%	19.00%	19.43%
S&P 500 IndexFootnote Reference*	38.02%	15.27%	15.77%
Footnote	Description
Footnote*	The Fund has adopted the S&P 500 Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of October 31, 2024)

Total Net Assets	$64,579,602
# of Portfolio Holdings	31
Portfolio Turnover Rate	122%
Total Advisory Fees Paid	$135,549

What did the Fund invest in?

(as of October 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	20.50%
Consumer Discretionary	14.10%
Financials	2.16%
Health Care	10.16%
Industrials	4.54%
Information Technology	43.13%
Repurchase Agreements	5.41%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class I

LFGIX

Lord Abbett Focused Growth Fund

Annual Shareholder Report

October 31, 2024

lordabbett.com/FundDocuments

TSR-A-8898-I

12/24

Class R3

LFGQX

Lord Abbett Focused Growth Fund

Annual Shareholder Report

October 31, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Focused Growth Fund for the period of November 1, 2023 to October 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$166	1.30%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Fund returned 55.29%, reflecting performance at the net asset value (NAV) of Class R3 shares, compared to the 43.77% of a securities market index with investment characteristics similar to those of the Fund, the Russell 1000 Growth Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 38.02% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve (Fed) lowering its policy rate by 50 basis points in September. There were also increased market expectations for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to these expectations of rate cuts, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to NVIDIA Corporation. Security selection within the Communication Services sector also contributed to relative performance, led by an overweight allocation to Spotify Technology SA.

Top detractors from performance: Security selection within the Financials sector detracted from relative performance, led by an overweight allocation to Remitly Global, Inc. Within the Health Care sector, an overweight allocation to Springworks Therapeutics, Inc., also detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class R3	Russell 1000 Growth Index	S&P 500 Index
1/31/2019	$10,000	$10,000	$10,000
2/28/2019	$10,653	$10,358	$10,321
3/31/2019	$10,687	$10,653	$10,522
4/30/2019	$11,040	$11,134	$10,948
5/31/2019	$10,527	$10,431	$10,252
6/30/2019	$11,153	$11,147	$10,974
7/31/2019	$11,547	$11,399	$11,132
8/31/2019	$11,213	$11,311	$10,956
9/30/2019	$10,213	$11,313	$11,161
10/31/2019	$10,573	$11,632	$11,403
11/30/2019	$11,220	$12,148	$11,816
12/31/2019	$11,540	$12,514	$12,173
1/31/2020	$12,040	$12,794	$12,168
2/29/2020	$11,653	$11,923	$11,167
3/31/2020	$10,700	$10,750	$9,787
4/30/2020	$12,327	$12,340	$11,042
5/31/2020	$13,847	$13,169	$11,568
6/30/2020	$15,187	$13,742	$11,798
7/31/2020	$16,660	$14,799	$12,463
8/31/2020	$18,567	$16,327	$13,359
9/30/2020	$18,400	$15,559	$12,852
10/31/2020	$17,860	$15,030	$12,510
11/30/2020	$20,101	$16,569	$13,879
12/31/2020	$21,432	$17,331	$14,413
1/31/2021	$21,346	$17,203	$14,267
2/28/2021	$21,930	$17,199	$14,661
3/31/2021	$20,912	$17,494	$15,303
4/30/2021	$22,286	$18,685	$16,120
5/31/2021	$21,539	$18,426	$16,232
6/30/2021	$22,919	$19,582	$16,611
7/31/2021	$23,503	$20,228	$17,006
8/31/2021	$24,357	$20,984	$17,523
9/30/2021	$22,884	$19,809	$16,708
10/31/2021	$25,567	$21,524	$17,878
11/30/2021	$25,415	$21,656	$17,754
12/31/2021	$24,139	$22,114	$18,550
1/31/2022	$21,060	$20,216	$17,590
2/28/2022	$20,484	$19,357	$17,064
3/31/2022	$20,986	$20,115	$17,697
4/30/2022	$18,088	$17,685	$16,154
5/31/2022	$16,976	$17,274	$16,184
6/30/2022	$15,840	$15,906	$14,848
7/31/2022	$17,577	$17,815	$16,217
8/31/2022	$16,976	$16,985	$15,555
9/30/2022	$15,527	$15,334	$14,123
10/31/2022	$16,079	$16,230	$15,266
11/30/2022	$16,186	$16,970	$16,119
12/31/2022	$14,679	$15,671	$15,191
1/31/2023	$15,742	$16,977	$16,145
2/28/2023	$15,264	$16,775	$15,751
3/31/2023	$16,343	$17,922	$16,329
4/30/2023	$15,989	$18,099	$16,584
5/31/2023	$16,968	$18,924	$16,656
6/30/2023	$18,121	$20,218	$17,757
7/31/2023	$18,779	$20,899	$18,327
8/31/2023	$18,541	$20,711	$18,036
9/30/2023	$17,166	$19,585	$17,176
10/31/2023	$16,647	$19,306	$16,815
11/30/2023	$19,018	$21,410	$18,350
12/31/2023	$19,595	$22,359	$19,184
1/31/2024	$20,780	$22,916	$19,506
2/29/2024	$22,657	$24,480	$20,548
3/31/2024	$22,970	$24,911	$21,209
4/30/2024	$21,546	$23,854	$20,343
5/31/2024	$22,731	$25,282	$21,351
6/30/2024	$24,444	$26,987	$22,117
7/31/2024	$23,019	$26,528	$22,387
8/31/2024	$23,950	$27,080	$22,930
9/30/2024	$24,971	$27,848	$23,419
10/31/2024	$25,852	$27,755	$23,207

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 1/31/19
Class R3 at NAV	55.29%	19.58%	17.97%
Russell 1000 Growth Index	43.77%	19.00%	19.43%
S&P 500 IndexFootnote Reference*	38.02%	15.27%	15.77%
Footnote	Description
Footnote*	The Fund has adopted the S&P 500 Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of October 31, 2024)

Total Net Assets	$64,579,602
# of Portfolio Holdings	31
Portfolio Turnover Rate	122%
Total Advisory Fees Paid	$135,549

What did the Fund invest in?

(as of October 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	20.50%
Consumer Discretionary	14.10%
Financials	2.16%
Health Care	10.16%
Industrials	4.54%
Information Technology	43.13%
Repurchase Agreements	5.41%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R3

LFGQX

Lord Abbett Focused Growth Fund

Annual Shareholder Report

October 31, 2024

lordabbett.com/FundDocuments

TSR-A-9122-R3

12/24

Class R4

LFGSX

Lord Abbett Focused Growth Fund

Annual Shareholder Report

October 31, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Focused Growth Fund for the period of November 1, 2023 to October 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$134	1.05%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Fund returned 55.69%, reflecting performance at the net asset value (NAV) of Class R4 shares, compared to the 43.77% of a securities market index with investment characteristics similar to those of the Fund, the Russell 1000 Growth Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 38.02% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve (Fed) lowering its policy rate by 50 basis points in September. There were also increased market expectations for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to these expectations of rate cuts, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to NVIDIA Corporation. Security selection within the Communication Services sector also contributed to relative performance, led by an overweight allocation to Spotify Technology SA.

Top detractors from performance: Security selection within the Financials sector detracted from relative performance, led by an overweight allocation to Remitly Global, Inc. Within the Health Care sector, an overweight allocation to Springworks Therapeutics, Inc., also detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class R4	Russell 1000 Growth Index	S&P 500 Index
1/31/2019	$10,000	$10,000	$10,000
2/28/2019	$10,653	$10,358	$10,321
3/31/2019	$10,687	$10,653	$10,522
4/30/2019	$11,047	$11,134	$10,948
5/31/2019	$10,533	$10,431	$10,252
6/30/2019	$11,160	$11,147	$10,974
7/31/2019	$11,560	$11,399	$11,132
8/31/2019	$11,233	$11,311	$10,956
9/30/2019	$10,233	$11,313	$11,161
10/31/2019	$10,593	$11,632	$11,403
11/30/2019	$11,240	$12,148	$11,816
12/31/2019	$11,573	$12,514	$12,173
1/31/2020	$12,073	$12,794	$12,168
2/29/2020	$11,687	$11,923	$11,167
3/31/2020	$10,733	$10,750	$9,787
4/30/2020	$12,367	$12,340	$11,042
5/31/2020	$13,893	$13,169	$11,568
6/30/2020	$15,240	$13,742	$11,798
7/31/2020	$16,727	$14,799	$12,463
8/31/2020	$18,640	$16,327	$13,359
9/30/2020	$18,473	$15,559	$12,852
10/31/2020	$17,940	$15,030	$12,510
11/30/2020	$20,187	$16,569	$13,879
12/31/2020	$21,532	$17,331	$14,413
1/31/2021	$21,454	$17,203	$14,267
2/28/2021	$22,045	$17,199	$14,661
3/31/2021	$21,027	$17,494	$15,303
4/30/2021	$22,415	$18,685	$16,120
5/31/2021	$21,667	$18,426	$16,232
6/30/2021	$23,055	$19,582	$16,611
7/31/2021	$23,653	$20,228	$17,006
8/31/2021	$24,514	$20,984	$17,523
9/30/2021	$23,041	$19,809	$16,708
10/31/2021	$25,745	$21,524	$17,878
11/30/2021	$25,593	$21,656	$17,754
12/31/2021	$24,319	$22,114	$18,550
1/31/2022	$21,219	$20,216	$17,590
2/28/2022	$20,644	$19,357	$17,064
3/31/2022	$21,153	$20,115	$17,697
4/30/2022	$18,243	$17,685	$16,154
5/31/2022	$17,117	$17,274	$16,184
6/30/2022	$15,974	$15,906	$14,848
7/31/2022	$17,733	$17,815	$16,217
8/31/2022	$17,133	$16,985	$15,555
9/30/2022	$15,670	$15,334	$14,123
10/31/2022	$16,237	$16,230	$15,266
11/30/2022	$16,344	$16,970	$16,119
12/31/2022	$14,823	$15,671	$15,191
1/31/2023	$15,900	$16,977	$16,145
2/28/2023	$15,415	$16,775	$15,751
3/31/2023	$16,508	$17,922	$16,329
4/30/2023	$16,155	$18,099	$16,584
5/31/2023	$17,150	$18,924	$16,656
6/30/2023	$18,325	$20,218	$17,757
7/31/2023	$18,991	$20,899	$18,327
8/31/2023	$18,753	$20,711	$18,036
9/30/2023	$17,372	$19,585	$17,176
10/31/2023	$16,845	$19,306	$16,815
11/30/2023	$19,246	$21,410	$18,350
12/31/2023	$19,830	$22,359	$19,184
1/31/2024	$21,047	$22,916	$19,506
2/29/2024	$22,946	$24,480	$20,548
3/31/2024	$23,266	$24,911	$21,209
4/30/2024	$21,828	$23,854	$20,343
5/31/2024	$23,028	$25,282	$21,351
6/30/2024	$24,779	$26,987	$22,117
7/31/2024	$23,340	$26,528	$22,387
8/31/2024	$24,286	$27,080	$22,930
9/30/2024	$25,322	$27,848	$23,419
10/31/2024	$26,226	$27,755	$23,207

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 1/31/19
Class R4 at NAV	55.69%	19.88%	18.26%
Russell 1000 Growth Index	43.77%	19.00%	19.43%
S&P 500 IndexFootnote Reference*	38.02%	15.27%	15.77%
Footnote	Description
Footnote*	The Fund has adopted the S&P 500 Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of October 31, 2024)

Total Net Assets	$64,579,602
# of Portfolio Holdings	31
Portfolio Turnover Rate	122%
Total Advisory Fees Paid	$135,549

What did the Fund invest in?

(as of October 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	20.50%
Consumer Discretionary	14.10%
Financials	2.16%
Health Care	10.16%
Industrials	4.54%
Information Technology	43.13%
Repurchase Agreements	5.41%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R4

LFGSX

Lord Abbett Focused Growth Fund

Annual Shareholder Report

October 31, 2024

lordabbett.com/FundDocuments

TSR-A-9123-R4

12/24

Class R5

LFGTX

Lord Abbett Focused Growth Fund

Annual Shareholder Report

October 31, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Focused Growth Fund for the period of November 1, 2023 to October 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$102	0.80%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Fund returned 56.07%, reflecting performance at the net asset value (NAV) of Class R5 shares, compared to the 43.77% of a securities market index with investment characteristics similar to those of the Fund, the Russell 1000 Growth Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 38.02% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve (Fed) lowering its policy rate by 50 basis points in September. There were also increased market expectations for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to these expectations of rate cuts, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to NVIDIA Corporation. Security selection within the Communication Services sector also contributed to relative performance, led by an overweight allocation to Spotify Technology SA.

Top detractors from performance: Security selection within the Financials sector detracted from relative performance, led by an overweight allocation to Remitly Global, Inc. Within the Health Care sector, an overweight allocation to Springworks Therapeutics, Inc., also detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class R5	Russell 1000 Growth Index	S&P 500 Index
1/31/2019	$10,000	$10,000	$10,000
2/28/2019	$10,653	$10,358	$10,321
3/31/2019	$10,693	$10,653	$10,522
4/30/2019	$11,053	$11,134	$10,948
5/31/2019	$10,540	$10,431	$10,252
6/30/2019	$11,173	$11,147	$10,974
7/31/2019	$11,573	$11,399	$11,132
8/31/2019	$11,247	$11,311	$10,956
9/30/2019	$10,247	$11,313	$11,161
10/31/2019	$10,607	$11,632	$11,403
11/30/2019	$11,267	$12,148	$11,816
12/31/2019	$11,593	$12,514	$12,173
1/31/2020	$12,100	$12,794	$12,168
2/29/2020	$11,713	$11,923	$11,167
3/31/2020	$10,767	$10,750	$9,787
4/30/2020	$12,407	$12,340	$11,042
5/31/2020	$13,940	$13,169	$11,568
6/30/2020	$15,293	$13,742	$11,798
7/31/2020	$16,787	$14,799	$12,463
8/31/2020	$18,713	$16,327	$13,359
9/30/2020	$18,553	$15,559	$12,852
10/31/2020	$18,013	$15,030	$12,510
11/30/2020	$20,280	$16,569	$13,879
12/31/2020	$21,639	$17,331	$14,413
1/31/2021	$21,561	$17,203	$14,267
2/28/2021	$22,158	$17,199	$14,661
3/31/2021	$21,141	$17,494	$15,303
4/30/2021	$22,543	$18,685	$16,120
5/31/2021	$21,796	$18,426	$16,232
6/30/2021	$23,197	$19,582	$16,611
7/31/2021	$23,795	$20,228	$17,006
8/31/2021	$24,677	$20,984	$17,523
9/30/2021	$23,190	$19,809	$16,708
10/31/2021	$25,921	$21,524	$17,878
11/30/2021	$25,777	$21,656	$17,754
12/31/2021	$24,496	$22,114	$18,550
1/31/2022	$21,377	$20,216	$17,590
2/28/2022	$20,802	$19,357	$17,064
3/31/2022	$21,319	$20,115	$17,697
4/30/2022	$18,389	$17,685	$16,154
5/31/2022	$17,256	$17,274	$16,184
6/30/2022	$16,115	$15,906	$14,848
7/31/2022	$17,888	$17,815	$16,217
8/31/2022	$17,280	$16,985	$15,555
9/30/2022	$15,811	$15,334	$14,123
10/31/2022	$16,386	$16,230	$15,266
11/30/2022	$16,501	$16,970	$16,119
12/31/2022	$14,965	$15,671	$15,191
1/31/2023	$16,057	$16,977	$16,145
2/28/2023	$15,573	$16,775	$15,751
3/31/2023	$16,681	$17,922	$16,329
4/30/2023	$16,328	$18,099	$16,584
5/31/2023	$17,338	$18,924	$16,656
6/30/2023	$18,528	$20,218	$17,757
7/31/2023	$19,201	$20,899	$18,327
8/31/2023	$18,972	$20,711	$18,036
9/30/2023	$17,576	$19,585	$17,176
10/31/2023	$17,042	$19,306	$16,815
11/30/2023	$19,481	$21,410	$18,350
12/31/2023	$20,080	$22,359	$19,184
1/31/2024	$21,303	$22,916	$19,506
2/29/2024	$23,240	$24,480	$20,548
3/31/2024	$23,569	$24,911	$21,209
4/30/2024	$22,116	$23,854	$20,343
5/31/2024	$23,339	$25,282	$21,351
6/30/2024	$25,112	$26,987	$22,117
7/31/2024	$23,659	$26,528	$22,387
8/31/2024	$24,628	$27,080	$22,930
9/30/2024	$25,687	$27,848	$23,419
10/31/2024	$26,598	$27,755	$23,207

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 1/31/19
Class R5 at NAV	56.07%	20.19%	18.55%
Russell 1000 Growth Index	43.77%	19.00%	19.43%
S&P 500 IndexFootnote Reference*	38.02%	15.27%	15.77%
Footnote	Description
Footnote*	The Fund has adopted the S&P 500 Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of October 31, 2024)

Total Net Assets	$64,579,602
# of Portfolio Holdings	31
Portfolio Turnover Rate	122%
Total Advisory Fees Paid	$135,549

What did the Fund invest in?

(as of October 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	20.50%
Consumer Discretionary	14.10%
Financials	2.16%
Health Care	10.16%
Industrials	4.54%
Information Technology	43.13%
Repurchase Agreements	5.41%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R5

LFGTX

Lord Abbett Focused Growth Fund

Annual Shareholder Report

October 31, 2024

lordabbett.com/FundDocuments

TSR-A-9124-R5

12/24

Class R6

LFGVX

Lord Abbett Focused Growth Fund

Annual Shareholder Report

October 31, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Focused Growth Fund for the period of November 1, 2023 to October 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$83	0.65%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Fund returned 56.31%, reflecting performance at the net asset value (NAV) of Class R6 shares, compared to the 43.77% of a securities market index with investment characteristics similar to those of the Fund, the Russell 1000 Growth Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 38.02% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve (Fed) lowering its policy rate by 50 basis points in September. There were also increased market expectations for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to these expectations of rate cuts, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to NVIDIA Corporation. Security selection within the Communication Services sector also contributed to relative performance, led by an overweight allocation to Spotify Technology SA.

Top detractors from performance: Security selection within the Financials sector detracted from relative performance, led by an overweight allocation to Remitly Global, Inc. Within the Health Care sector, an overweight allocation to Springworks Therapeutics, Inc., also detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class R6	Russell 1000 Growth Index	S&P 500 Index
1/31/2019	$10,000	$10,000	$10,000
2/28/2019	$10,660	$10,358	$10,321
3/31/2019	$10,693	$10,653	$10,522
4/30/2019	$11,053	$11,134	$10,948
5/31/2019	$10,547	$10,431	$10,252
6/30/2019	$11,180	$11,147	$10,974
7/31/2019	$11,580	$11,399	$11,132
8/31/2019	$11,253	$11,311	$10,956
9/30/2019	$10,253	$11,313	$11,161
10/31/2019	$10,613	$11,632	$11,403
11/30/2019	$11,273	$12,148	$11,816
12/31/2019	$11,607	$12,514	$12,173
1/31/2020	$12,107	$12,794	$12,168
2/29/2020	$11,727	$11,923	$11,167
3/31/2020	$10,773	$10,750	$9,787
4/30/2020	$12,420	$12,340	$11,042
5/31/2020	$13,953	$13,169	$11,568
6/30/2020	$15,307	$13,742	$11,798
7/31/2020	$16,807	$14,799	$12,463
8/31/2020	$18,733	$16,327	$13,359
9/30/2020	$18,573	$15,559	$12,852
10/31/2020	$18,040	$15,030	$12,510
11/30/2020	$20,307	$16,569	$13,879
12/31/2020	$21,673	$17,331	$14,413
1/31/2021	$21,595	$17,203	$14,267
2/28/2021	$22,192	$17,199	$14,661
3/31/2021	$21,175	$17,494	$15,303
4/30/2021	$22,576	$18,685	$16,120
5/31/2021	$21,829	$18,426	$16,232
6/30/2021	$23,238	$19,582	$16,611
7/31/2021	$23,835	$20,228	$17,006
8/31/2021	$24,717	$20,984	$17,523
9/30/2021	$23,238	$19,809	$16,708
10/31/2021	$25,969	$21,524	$17,878
11/30/2021	$25,825	$21,656	$17,754
12/31/2021	$24,544	$22,114	$18,550
1/31/2022	$21,418	$20,216	$17,590
2/28/2022	$20,843	$19,357	$17,064
3/31/2022	$21,360	$20,115	$17,697
4/30/2022	$18,431	$17,685	$16,154
5/31/2022	$17,298	$17,274	$16,184
6/30/2022	$16,150	$15,906	$14,848
7/31/2022	$17,930	$17,815	$16,217
8/31/2022	$17,323	$16,985	$15,555
9/30/2022	$15,854	$15,334	$14,123
10/31/2022	$16,429	$16,230	$15,266
11/30/2022	$16,543	$16,970	$16,119
12/31/2022	$15,009	$15,671	$15,191
1/31/2023	$16,109	$16,977	$16,145
2/28/2023	$15,624	$16,775	$15,751
3/31/2023	$16,732	$17,922	$16,329
4/30/2023	$16,379	$18,099	$16,584
5/31/2023	$17,389	$18,924	$16,656
6/30/2023	$18,587	$20,218	$17,757
7/31/2023	$19,268	$20,899	$18,327
8/31/2023	$19,038	$20,711	$18,036
9/30/2023	$17,635	$19,585	$17,176
10/31/2023	$17,110	$19,306	$16,815
11/30/2023	$19,555	$21,410	$18,350
12/31/2023	$20,154	$22,359	$19,184
1/31/2024	$21,393	$22,916	$19,506
2/29/2024	$23,338	$24,480	$20,548
3/31/2024	$23,666	$24,911	$21,209
4/30/2024	$22,222	$23,854	$20,343
5/31/2024	$23,445	$25,282	$21,351
6/30/2024	$25,234	$26,987	$22,117
7/31/2024	$23,773	$26,528	$22,387
8/31/2024	$24,750	$27,080	$22,930
9/30/2024	$25,816	$27,848	$23,419
10/31/2024	$26,744	$27,755	$23,207

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 1/31/19
Class R6 at NAV	56.31%	20.30%	18.67%
Russell 1000 Growth Index	43.77%	19.00%	19.43%
S&P 500 IndexFootnote Reference*	38.02%	15.27%	15.77%
Footnote	Description
Footnote*	The Fund has adopted the S&P 500 Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of October 31, 2024)

Total Net Assets	$64,579,602
# of Portfolio Holdings	31
Portfolio Turnover Rate	122%
Total Advisory Fees Paid	$135,549

What did the Fund invest in?

(as of October 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	20.50%
Consumer Discretionary	14.10%
Financials	2.16%
Health Care	10.16%
Industrials	4.54%
Information Technology	43.13%
Repurchase Agreements	5.41%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R6

LFGVX

Lord Abbett Focused Growth Fund

Annual Shareholder Report

October 31, 2024

lordabbett.com/FundDocuments

TSR-A-9125-R6

12/24

Class A

LAFLX

Lord Abbett Focused Large Cap Value Fund

Annual Shareholder Report

October 31, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Focused Large Cap Value Fund for the period of November 1, 2023 to October 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$115	0.96%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Fund returned 39.35%, reflecting performance at the net asset value (NAV) of Class A shares, compared to the 30.98% of a securities market index with investment characteristics similar to those of the Fund, the Russell 1000 Value Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 38.02% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve (Fed) lowering its policy rate by 50 basis points in September. There were also increased expectations for further rate cuts in 2024, which was influenced by mixed economic data, including softer consumer price index (CPI) reports and fluctuating job market indicators, which sparked recession fears but were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to Taiwan Semiconductor Manufacturing Co., Ltd. Security selection within the Materials sector also contributed to relative performance, led by an overweight allocation to CRH public limited company.

Top detractors from performance: Security selection within the Health Care sector detracted from relative performance, led by an overweight allocation to Molina Healthcare Inc. Security selection within the Consumer Staples sector also detracted from relative performance, led by an overweight allocation to Carlsberg AS.

Fund Performance

Total Return Based on $10,000 Investment

	Class A with load	Russell 1000 Value Index	S&P 500 Index
7/31/2019	$9,422	$10,000	$10,000
8/31/2019	$8,800	$9,706	$9,842
9/30/2019	$9,353	$10,052	$10,026
10/31/2019	$9,265	$10,193	$10,243
11/30/2019	$9,712	$10,508	$10,615
12/31/2019	$9,901	$10,797	$10,935
1/31/2020	$9,434	$10,565	$10,931
2/29/2020	$8,455	$9,541	$10,031
3/31/2020	$6,321	$7,911	$8,792
4/30/2020	$7,319	$8,800	$9,919
5/31/2020	$7,811	$9,102	$10,392
6/30/2020	$8,152	$9,041	$10,598
7/31/2020	$8,278	$9,399	$11,196
8/31/2020	$8,607	$9,787	$12,001
9/30/2020	$8,323	$9,547	$11,545
10/31/2020	$8,177	$9,422	$11,238
11/30/2020	$9,773	$10,689	$12,468
12/31/2020	$10,357	$11,099	$12,947
1/31/2021	$10,344	$10,997	$12,816
2/28/2021	$11,030	$11,662	$13,170
3/31/2021	$11,856	$12,348	$13,746
4/30/2021	$12,313	$12,842	$14,480
5/31/2021	$12,636	$13,142	$14,581
6/30/2021	$12,448	$12,991	$14,922
7/31/2021	$12,381	$13,095	$15,276
8/31/2021	$12,717	$13,355	$15,741
9/30/2021	$12,401	$12,890	$15,008
10/31/2021	$12,797	$13,544	$16,060
11/30/2021	$12,442	$13,067	$15,949
12/31/2021	$13,234	$13,891	$16,663
1/31/2022	$13,045	$13,568	$15,801
2/28/2022	$13,096	$13,410	$15,328
3/31/2022	$13,027	$13,789	$15,897
4/30/2022	$11,969	$13,011	$14,511
5/31/2022	$12,597	$13,264	$14,538
6/30/2022	$11,272	$12,105	$13,338
7/31/2022	$11,814	$12,908	$14,567
8/31/2022	$11,496	$12,523	$13,973
9/30/2022	$10,480	$11,425	$12,686
10/31/2022	$11,685	$12,596	$13,713
11/30/2022	$12,478	$13,384	$14,480
12/31/2022	$11,864	$12,844	$13,646
1/31/2023	$12,552	$13,510	$14,503
2/28/2023	$12,233	$13,033	$14,149
3/31/2023	$11,754	$12,973	$14,669
4/30/2023	$11,926	$13,169	$14,898
5/31/2023	$11,386	$12,661	$14,962
6/30/2023	$12,208	$13,502	$15,951
7/31/2023	$12,883	$13,977	$16,463
8/31/2023	$12,515	$13,599	$16,201
9/30/2023	$12,036	$13,075	$15,429
10/31/2023	$11,754	$12,613	$15,104
11/30/2023	$12,871	$13,565	$16,484
12/31/2023	$13,533	$14,316	$17,233
1/31/2024	$13,693	$14,331	$17,522
2/29/2024	$14,564	$14,860	$18,458
3/31/2024	$15,324	$15,603	$19,052
4/30/2024	$14,662	$14,936	$18,274
5/31/2024	$15,153	$15,410	$19,180
6/30/2024	$15,153	$15,265	$19,868
7/31/2024	$15,791	$16,045	$20,110
8/31/2024	$16,171	$16,476	$20,598
9/30/2024	$16,281	$16,704	$21,037
10/31/2024	$16,380	$16,521	$20,847

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 7/31/19
Class A at NAV	39.35%	12.07%	11.10%
Class A with sales charge	31.40%	10.75%	9.85%
Russell 1000 Value Index	30.98%	10.14%	10.03%
S&P 500 IndexFootnote Reference*	38.02%	15.27%	15.01%
Footnote	Description
Footnote*	The Fund has adopted the S&P 500 Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of October 31, 2024)

Total Net Assets	$31,884,903
# of Portfolio Holdings	31
Portfolio Turnover Rate	58%
Total Advisory Fees Paid	$0

What did the Fund invest in?

(as of October 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	3.84%
Consumer Discretionary	5.50%
Consumer Staples	6.48%
Energy	8.27%
Financials	23.31%
Health Care	12.31%
Industrials	16.72%
Information Technology	15.26%
Materials	3.80%
Real Estate	3.62%
Repurchase Agreements	0.89%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class A

LAFLX

Lord Abbett Focused Large Cap Value Fund

Annual Shareholder Report

October 31, 2024

lordabbett.com/FundDocuments

TSR-A-9016-A

12/24

Class C

LCFLX

Lord Abbett Focused Large Cap Value Fund

Annual Shareholder Report

October 31, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Focused Large Cap Value Fund for the period of November 1, 2023 to October 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$204	1.71%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Fund returned 38.34%, reflecting performance at the net asset value (NAV) of Class C shares, compared to the 30.98% of a securities market index with investment characteristics similar to those of the Fund, the Russell 1000 Value Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 38.02% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve (Fed) lowering its policy rate by 50 basis points in September. There were also increased expectations for further rate cuts in 2024, which was influenced by mixed economic data, including softer consumer price index (CPI) reports and fluctuating job market indicators, which sparked recession fears but were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to Taiwan Semiconductor Manufacturing Co., Ltd. Security selection within the Materials sector also contributed to relative performance, led by an overweight allocation to CRH public limited company.

Top detractors from performance: Security selection within the Health Care sector detracted from relative performance, led by an overweight allocation to Molina Healthcare Inc. Security selection within the Consumer Staples sector also detracted from relative performance, led by an overweight allocation to Carlsberg AS.

Fund Performance

Total Return Based on $10,000 Investment

	Class C with load	Russell 1000 Value Index	S&P 500 Index
7/31/2019	$10,000	$10,000	$10,000
8/31/2019	$9,327	$9,706	$9,842
9/30/2019	$9,907	$10,052	$10,026
10/31/2019	$9,813	$10,193	$10,243
11/30/2019	$10,279	$10,508	$10,615
12/31/2019	$10,473	$10,797	$10,935
1/31/2020	$9,972	$10,565	$10,931
2/29/2020	$8,929	$9,541	$10,031
3/31/2020	$6,677	$7,911	$8,792
4/30/2020	$7,719	$8,800	$9,919
5/31/2020	$8,241	$9,102	$10,392
6/30/2020	$8,595	$9,041	$10,598
7/31/2020	$8,715	$9,399	$11,196
8/31/2020	$9,063	$9,787	$12,001
9/30/2020	$8,755	$9,547	$11,545
10/31/2020	$8,602	$9,422	$11,238
11/30/2020	$10,273	$10,689	$12,468
12/31/2020	$10,879	$11,099	$12,947
1/31/2021	$10,851	$10,997	$12,816
2/28/2021	$11,569	$11,662	$13,170
3/31/2021	$12,428	$12,348	$13,746
4/30/2021	$12,900	$12,842	$14,480
5/31/2021	$13,231	$13,142	$14,581
6/30/2021	$13,020	$12,991	$14,922
7/31/2021	$12,942	$13,095	$15,276
8/31/2021	$13,294	$13,355	$15,741
9/30/2021	$12,949	$12,890	$15,008
10/31/2021	$13,358	$13,544	$16,060
11/30/2021	$12,985	$13,067	$15,949
12/31/2021	$13,793	$13,891	$16,663
1/31/2022	$13,586	$13,568	$15,801
2/28/2022	$13,631	$13,410	$15,328
3/31/2022	$13,550	$13,789	$15,897
4/30/2022	$12,446	$13,011	$14,511
5/31/2022	$13,084	$13,264	$14,538
6/30/2022	$11,711	$12,105	$13,338
7/31/2022	$12,258	$12,908	$14,567
8/31/2022	$11,917	$12,523	$13,973
9/30/2022	$10,858	$11,425	$12,686
10/31/2022	$12,105	$12,596	$13,713
11/30/2022	$12,917	$13,384	$14,480
12/31/2022	$12,270	$12,844	$13,646
1/31/2023	$12,980	$13,510	$14,503
2/28/2023	$12,638	$13,033	$14,149
3/31/2023	$12,143	$12,973	$14,669
4/30/2023	$12,295	$13,169	$14,898
5/31/2023	$11,750	$12,661	$14,962
6/30/2023	$12,574	$13,502	$15,951
7/31/2023	$13,272	$13,977	$16,463
8/31/2023	$12,892	$13,599	$16,201
9/30/2023	$12,384	$13,075	$15,429
10/31/2023	$12,080	$12,613	$15,104
11/30/2023	$13,222	$13,565	$16,484
12/31/2023	$13,894	$14,316	$17,233
1/31/2024	$14,046	$14,331	$17,522
2/29/2024	$14,935	$14,860	$18,458
3/31/2024	$15,709	$15,603	$19,052
4/30/2024	$15,023	$14,936	$18,274
5/31/2024	$15,518	$15,410	$19,180
6/30/2024	$15,506	$15,265	$19,868
7/31/2024	$16,153	$16,045	$20,110
8/31/2024	$16,521	$16,476	$20,598
9/30/2024	$16,622	$16,704	$21,037
10/31/2024	$16,711	$16,521	$20,847

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 7/31/19
Class C at NAV	38.34%	11.23%	10.27%
Class C with sales charge	37.34%	11.23%	10.27%
Russell 1000 Value Index	30.98%	10.14%	10.03%
S&P 500 IndexFootnote Reference*	38.02%	15.27%	15.01%
Footnote	Description
Footnote*	The Fund has adopted the S&P 500 Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of October 31, 2024)

Total Net Assets	$31,884,903
# of Portfolio Holdings	31
Portfolio Turnover Rate	58%
Total Advisory Fees Paid	$0

What did the Fund invest in?

(as of October 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	3.84%
Consumer Discretionary	5.50%
Consumer Staples	6.48%
Energy	8.27%
Financials	23.31%
Health Care	12.31%
Industrials	16.72%
Information Technology	15.26%
Materials	3.80%
Real Estate	3.62%
Repurchase Agreements	0.89%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class C

LCFLX

Lord Abbett Focused Large Cap Value Fund

Annual Shareholder Report

October 31, 2024

lordabbett.com/FundDocuments

TSR-A-9017-C

12/24

Class F

LFFLX

Lord Abbett Focused Large Cap Value Fund

Annual Shareholder Report

October 31, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Focused Large Cap Value Fund for the period of November 1, 2023 to October 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$85	0.71%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Fund returned 39.78%, reflecting performance at the net asset value (NAV) of Class F shares, compared to the 30.98% of a securities market index with investment characteristics similar to those of the Fund, the Russell 1000 Value Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 38.02% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve (Fed) lowering its policy rate by 50 basis points in September. There were also increased expectations for further rate cuts in 2024, which was influenced by mixed economic data, including softer consumer price index (CPI) reports and fluctuating job market indicators, which sparked recession fears but were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to Taiwan Semiconductor Manufacturing Co., Ltd. Security selection within the Materials sector also contributed to relative performance, led by an overweight allocation to CRH public limited company.

Top detractors from performance: Security selection within the Health Care sector detracted from relative performance, led by an overweight allocation to Molina Healthcare Inc. Security selection within the Consumer Staples sector also detracted from relative performance, led by an overweight allocation to Carlsberg AS.

Fund Performance

Total Return Based on $10,000 Investment

	Class F	Russell 1000 Value Index	S&P 500 Index
7/31/2019	$10,000	$10,000	$10,000
8/31/2019	$9,340	$9,706	$9,842
9/30/2019	$9,927	$10,052	$10,026
10/31/2019	$9,840	$10,193	$10,243
11/30/2019	$10,314	$10,508	$10,615
12/31/2019	$10,515	$10,797	$10,935
1/31/2020	$10,018	$10,565	$10,931
2/29/2020	$8,986	$9,541	$10,031
3/31/2020	$6,719	$7,911	$8,792
4/30/2020	$7,779	$8,800	$9,919
5/31/2020	$8,309	$9,102	$10,392
6/30/2020	$8,671	$9,041	$10,598
7/31/2020	$8,805	$9,399	$11,196
8/31/2020	$9,160	$9,787	$12,001
9/30/2020	$8,852	$9,547	$11,545
10/31/2020	$8,704	$9,422	$11,238
11/30/2020	$10,409	$10,689	$12,468
12/31/2020	$11,026	$11,099	$12,947
1/31/2021	$11,012	$10,997	$12,816
2/28/2021	$11,744	$11,662	$13,170
3/31/2021	$12,631	$12,348	$13,746
4/30/2021	$13,114	$12,842	$14,480
5/31/2021	$13,462	$13,142	$14,581
6/30/2021	$13,263	$12,991	$14,922
7/31/2021	$13,199	$13,095	$15,276
8/31/2021	$13,561	$13,355	$15,741
9/30/2021	$13,228	$12,890	$15,008
10/31/2021	$13,646	$13,544	$16,060
11/30/2021	$13,278	$13,067	$15,949
12/31/2021	$14,122	$13,891	$16,663
1/31/2022	$13,922	$13,568	$15,801
2/28/2022	$13,977	$13,410	$15,328
3/31/2022	$13,904	$13,789	$15,897
4/30/2022	$12,780	$13,011	$14,511
5/31/2022	$13,451	$13,264	$14,538
6/30/2022	$12,045	$12,105	$13,338
7/31/2022	$12,625	$12,908	$14,567
8/31/2022	$12,281	$12,523	$13,973
9/30/2022	$11,201	$11,425	$12,686
10/31/2022	$12,489	$12,596	$13,713
11/30/2022	$13,350	$13,384	$14,480
12/31/2022	$12,693	$12,844	$13,646
1/31/2023	$13,427	$13,510	$14,503
2/28/2023	$13,093	$13,033	$14,149
3/31/2023	$12,578	$12,973	$14,669
4/30/2023	$12,758	$13,169	$14,898
5/31/2023	$12,191	$12,661	$14,962
6/30/2023	$13,067	$13,502	$15,951
7/31/2023	$13,801	$13,977	$16,463
8/31/2023	$13,414	$13,599	$16,201
9/30/2023	$12,899	$13,075	$15,429
10/31/2023	$12,590	$12,613	$15,104
11/30/2023	$13,788	$13,565	$16,484
12/31/2023	$14,509	$14,316	$17,233
1/31/2024	$14,676	$14,331	$17,522
2/29/2024	$15,616	$14,860	$18,458
3/31/2024	$16,440	$15,603	$19,052
4/30/2024	$15,732	$14,936	$18,274
5/31/2024	$16,259	$15,410	$19,180
6/30/2024	$16,272	$15,265	$19,868
7/31/2024	$16,955	$16,045	$20,110
8/31/2024	$17,367	$16,476	$20,598
9/30/2024	$17,495	$16,704	$21,037
10/31/2024	$17,598	$16,521	$20,847

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 7/31/19
Class F at NAV	39.78%	12.33%	11.36%
Russell 1000 Value Index	30.98%	10.14%	10.03%
S&P 500 IndexFootnote Reference*	38.02%	15.27%	15.01%
Footnote	Description
Footnote*	The Fund has adopted the S&P 500 Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of October 31, 2024)

Total Net Assets	$31,884,903
# of Portfolio Holdings	31
Portfolio Turnover Rate	58%
Total Advisory Fees Paid	$0

What did the Fund invest in?

(as of October 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	3.84%
Consumer Discretionary	5.50%
Consumer Staples	6.48%
Energy	8.27%
Financials	23.31%
Health Care	12.31%
Industrials	16.72%
Information Technology	15.26%
Materials	3.80%
Real Estate	3.62%
Repurchase Agreements	0.89%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class F

LFFLX

Lord Abbett Focused Large Cap Value Fund

Annual Shareholder Report

October 31, 2024

lordabbett.com/FundDocuments

TSR-A-9018-F

12/24

Class F3

LOFLX

Lord Abbett Focused Large Cap Value Fund

Annual Shareholder Report

October 31, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Focused Large Cap Value Fund for the period of November 1, 2023 to October 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$80	0.67%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Fund returned 39.77%, reflecting performance at the net asset value (NAV) of Class F3 shares, compared to the 30.98% of a securities market index with investment characteristics similar to those of the Fund, the Russell 1000 Value Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 38.02% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve (Fed) lowering its policy rate by 50 basis points in September. There were also increased expectations for further rate cuts in 2024, which was influenced by mixed economic data, including softer consumer price index (CPI) reports and fluctuating job market indicators, which sparked recession fears but were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to Taiwan Semiconductor Manufacturing Co., Ltd. Security selection within the Materials sector also contributed to relative performance, led by an overweight allocation to CRH public limited company.

Top detractors from performance: Security selection within the Health Care sector detracted from relative performance, led by an overweight allocation to Molina Healthcare Inc. Security selection within the Consumer Staples sector also detracted from relative performance, led by an overweight allocation to Carlsberg AS.

Fund Performance

Total Return Based on $10,000 Investment

	Class F3	Russell 1000 Value Index	S&P 500 Index
7/31/2019	$10,000	$10,000	$10,000
8/31/2019	$9,340	$9,706	$9,842
9/30/2019	$9,927	$10,052	$10,026
10/31/2019	$9,840	$10,193	$10,243
11/30/2019	$10,318	$10,508	$10,615
12/31/2019	$10,519	$10,797	$10,935
1/31/2020	$10,023	$10,565	$10,931
2/29/2020	$8,990	$9,541	$10,031
3/31/2020	$6,722	$7,911	$8,792
4/30/2020	$7,782	$8,800	$9,919
5/31/2020	$8,312	$9,102	$10,392
6/30/2020	$8,675	$9,041	$10,598
7/31/2020	$8,815	$9,399	$11,196
8/31/2020	$9,164	$9,787	$12,001
9/30/2020	$8,862	$9,547	$11,545
10/31/2020	$8,708	$9,422	$11,238
11/30/2020	$10,416	$10,689	$12,468
12/31/2020	$11,038	$11,099	$12,947
1/31/2021	$11,024	$10,997	$12,816
2/28/2021	$11,754	$11,662	$13,170
3/31/2021	$12,641	$12,348	$13,746
4/30/2021	$13,127	$12,842	$14,480
5/31/2021	$13,478	$13,142	$14,581
6/30/2021	$13,278	$12,991	$14,922
7/31/2021	$13,206	$13,095	$15,276
8/31/2021	$13,571	$13,355	$15,741
9/30/2021	$13,235	$12,890	$15,008
10/31/2021	$13,664	$13,544	$16,060
11/30/2021	$13,293	$13,067	$15,949
12/31/2021	$14,137	$13,891	$16,663
1/31/2022	$13,935	$13,568	$15,801
2/28/2022	$13,990	$13,410	$15,328
3/31/2022	$13,926	$13,789	$15,897
4/30/2022	$12,798	$13,011	$14,511
5/31/2022	$13,467	$13,264	$14,538
6/30/2022	$12,056	$12,105	$13,338
7/31/2022	$12,633	$12,908	$14,567
8/31/2022	$12,294	$12,523	$13,973
9/30/2022	$11,212	$11,425	$12,686
10/31/2022	$12,505	$12,596	$13,713
11/30/2022	$13,353	$13,384	$14,480
12/31/2022	$12,699	$12,844	$13,646
1/31/2023	$13,445	$13,510	$14,503
2/28/2023	$13,105	$13,033	$14,149
3/31/2023	$12,594	$12,973	$14,669
4/30/2023	$12,777	$13,169	$14,898
5/31/2023	$12,201	$12,661	$14,962
6/30/2023	$13,078	$13,502	$15,951
7/31/2023	$13,811	$13,977	$16,463
8/31/2023	$13,432	$13,599	$16,201
9/30/2023	$12,908	$13,075	$15,429
10/31/2023	$12,607	$12,613	$15,104
11/30/2023	$13,811	$13,565	$16,484
12/31/2023	$14,518	$14,316	$17,233
1/31/2024	$14,689	$14,331	$17,522
2/29/2024	$15,644	$14,860	$18,458
3/31/2024	$16,456	$15,603	$19,052
4/30/2024	$15,762	$14,936	$18,274
5/31/2024	$16,286	$15,410	$19,180
6/30/2024	$16,286	$15,265	$19,868
7/31/2024	$16,980	$16,045	$20,110
8/31/2024	$17,385	$16,476	$20,598
9/30/2024	$17,516	$16,704	$21,037
10/31/2024	$17,621	$16,521	$20,847

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 7/31/19
Class F3 at NAV	39.77%	12.36%	11.39%
Russell 1000 Value Index	30.98%	10.14%	10.03%
S&P 500 IndexFootnote Reference*	38.02%	15.27%	15.01%
Footnote	Description
Footnote*	The Fund has adopted the S&P 500 Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of October 31, 2024)

Total Net Assets	$31,884,903
# of Portfolio Holdings	31
Portfolio Turnover Rate	58%
Total Advisory Fees Paid	$0

What did the Fund invest in?

(as of October 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	3.84%
Consumer Discretionary	5.50%
Consumer Staples	6.48%
Energy	8.27%
Financials	23.31%
Health Care	12.31%
Industrials	16.72%
Information Technology	15.26%
Materials	3.80%
Real Estate	3.62%
Repurchase Agreements	0.89%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class F3

LOFLX

Lord Abbett Focused Large Cap Value Fund

Annual Shareholder Report

October 31, 2024

lordabbett.com/FundDocuments

TSR-A-9020-F3

12/24

Class I

LIFLX

Lord Abbett Focused Large Cap Value Fund

Annual Shareholder Report

October 31, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Focused Large Cap Value Fund for the period of November 1, 2023 to October 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$85	0.71%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Fund returned 39.68%, reflecting performance at the net asset value (NAV) of Class I shares, compared to the 30.98% of a securities market index with investment characteristics similar to those of the Fund, the Russell 1000 Value Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 38.02% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve (Fed) lowering its policy rate by 50 basis points in September. There were also increased expectations for further rate cuts in 2024, which was influenced by mixed economic data, including softer consumer price index (CPI) reports and fluctuating job market indicators, which sparked recession fears but were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to Taiwan Semiconductor Manufacturing Co., Ltd. Security selection within the Materials sector also contributed to relative performance, led by an overweight allocation to CRH public limited company.

Top detractors from performance: Security selection within the Health Care sector detracted from relative performance, led by an overweight allocation to Molina Healthcare Inc. Security selection within the Consumer Staples sector also detracted from relative performance, led by an overweight allocation to Carlsberg AS.

Fund Performance

Total Return Based on $10,000 Investment

	Class I	Russell 1000 Value Index	S&P 500 Index
7/31/2019	$10,000	$10,000	$10,000
8/31/2019	$9,340	$9,706	$9,842
9/30/2019	$9,927	$10,052	$10,026
10/31/2019	$9,840	$10,193	$10,243
11/30/2019	$10,312	$10,508	$10,615
12/31/2019	$10,519	$10,797	$10,935
1/31/2020	$10,023	$10,565	$10,931
2/29/2020	$8,983	$9,541	$10,031
3/31/2020	$6,722	$7,911	$8,792
4/30/2020	$7,782	$8,800	$9,919
5/31/2020	$8,312	$9,102	$10,392
6/30/2020	$8,675	$9,041	$10,598
7/31/2020	$8,809	$9,399	$11,196
8/31/2020	$9,164	$9,787	$12,001
9/30/2020	$8,862	$9,547	$11,545
10/31/2020	$8,715	$9,422	$11,238
11/30/2020	$10,416	$10,689	$12,468
12/31/2020	$11,038	$11,099	$12,947
1/31/2021	$11,024	$10,997	$12,816
2/28/2021	$11,754	$11,662	$13,170
3/31/2021	$12,641	$12,348	$13,746
4/30/2021	$13,127	$12,842	$14,480
5/31/2021	$13,478	$13,142	$14,581
6/30/2021	$13,277	$12,991	$14,922
7/31/2021	$13,213	$13,095	$15,276
8/31/2021	$13,571	$13,355	$15,741
9/30/2021	$13,242	$12,890	$15,008
10/31/2021	$13,664	$13,544	$16,060
11/30/2021	$13,293	$13,067	$15,949
12/31/2021	$14,137	$13,891	$16,663
1/31/2022	$13,935	$13,568	$15,801
2/28/2022	$13,990	$13,410	$15,328
3/31/2022	$13,917	$13,789	$15,897
4/30/2022	$12,789	$13,011	$14,511
5/31/2022	$13,458	$13,264	$14,538
6/30/2022	$12,056	$12,105	$13,338
7/31/2022	$12,633	$12,908	$14,567
8/31/2022	$12,294	$12,523	$13,973
9/30/2022	$11,212	$11,425	$12,686
10/31/2022	$12,496	$12,596	$13,713
11/30/2022	$13,352	$13,384	$14,480
12/31/2022	$12,695	$12,844	$13,646
1/31/2023	$13,441	$13,510	$14,503
2/28/2023	$13,100	$13,033	$14,149
3/31/2023	$12,594	$12,973	$14,669
4/30/2023	$12,771	$13,169	$14,898
5/31/2023	$12,203	$12,661	$14,962
6/30/2023	$13,074	$13,502	$15,951
7/31/2023	$13,807	$13,977	$16,463
8/31/2023	$13,428	$13,599	$16,201
9/30/2023	$12,910	$13,075	$15,429
10/31/2023	$12,607	$12,613	$15,104
11/30/2023	$13,807	$13,565	$16,484
12/31/2023	$14,514	$14,316	$17,233
1/31/2024	$14,691	$14,331	$17,522
2/29/2024	$15,639	$14,860	$18,458
3/31/2024	$16,447	$15,603	$19,052
4/30/2024	$15,752	$14,936	$18,274
5/31/2024	$16,283	$15,410	$19,180
6/30/2024	$16,283	$15,265	$19,868
7/31/2024	$16,978	$16,045	$20,110
8/31/2024	$17,382	$16,476	$20,598
9/30/2024	$17,508	$16,704	$21,037
10/31/2024	$17,609	$16,521	$20,847

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 7/31/19
Class I at NAV	39.68%	12.34%	11.38%
Russell 1000 Value Index	30.98%	10.14%	10.03%
S&P 500 IndexFootnote Reference*	38.02%	15.27%	15.01%
Footnote	Description
Footnote*	The Fund has adopted the S&P 500 Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of October 31, 2024)

Total Net Assets	$31,884,903
# of Portfolio Holdings	31
Portfolio Turnover Rate	58%
Total Advisory Fees Paid	$0

What did the Fund invest in?

(as of October 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	3.84%
Consumer Discretionary	5.50%
Consumer Staples	6.48%
Energy	8.27%
Financials	23.31%
Health Care	12.31%
Industrials	16.72%
Information Technology	15.26%
Materials	3.80%
Real Estate	3.62%
Repurchase Agreements	0.89%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class I

LIFLX

Lord Abbett Focused Large Cap Value Fund

Annual Shareholder Report

October 31, 2024

lordabbett.com/FundDocuments

TSR-A-9019-I

12/24

Class R3

LQFLX

Lord Abbett Focused Large Cap Value Fund

Annual Shareholder Report

October 31, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Focused Large Cap Value Fund for the period of November 1, 2023 to October 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$145	1.21%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Fund returned 38.91%, reflecting performance at the net asset value (NAV) of Class R3 shares, compared to the 30.98% of a securities market index with investment characteristics similar to those of the Fund, the Russell 1000 Value Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 38.02% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve (Fed) lowering its policy rate by 50 basis points in September. There were also increased expectations for further rate cuts in 2024, which was influenced by mixed economic data, including softer consumer price index (CPI) reports and fluctuating job market indicators, which sparked recession fears but were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to Taiwan Semiconductor Manufacturing Co., Ltd. Security selection within the Materials sector also contributed to relative performance, led by an overweight allocation to CRH public limited company.

Top detractors from performance: Security selection within the Health Care sector detracted from relative performance, led by an overweight allocation to Molina Healthcare Inc. Security selection within the Consumer Staples sector also detracted from relative performance, led by an overweight allocation to Carlsberg AS.

Fund Performance

Total Return Based on $10,000 Investment

	Class R3	Russell 1000 Value Index	S&P 500 Index
7/31/2019	$10,000	$10,000	$10,000
8/31/2019	$9,333	$9,706	$9,842
9/30/2019	$9,920	$10,052	$10,026
10/31/2019	$9,827	$10,193	$10,243
11/30/2019	$10,297	$10,508	$10,615
12/31/2019	$10,491	$10,797	$10,935
1/31/2020	$9,995	$10,565	$10,931
2/29/2020	$8,958	$9,541	$10,031
3/31/2020	$6,695	$7,911	$8,792
4/30/2020	$7,746	$8,800	$9,919
5/31/2020	$8,275	$9,102	$10,392
6/30/2020	$8,630	$9,041	$10,598
7/31/2020	$8,763	$9,399	$11,196
8/31/2020	$9,105	$9,787	$12,001
9/30/2020	$8,804	$9,547	$11,545
10/31/2020	$8,650	$9,422	$11,238
11/30/2020	$10,337	$10,689	$12,468
12/31/2020	$10,949	$11,099	$12,947
1/31/2021	$10,935	$10,997	$12,816
2/28/2021	$11,653	$11,662	$13,170
3/31/2021	$12,527	$12,348	$13,746
4/30/2021	$13,003	$12,842	$14,480
5/31/2021	$13,345	$13,142	$14,581
6/30/2021	$13,139	$12,991	$14,922
7/31/2021	$13,067	$13,095	$15,276
8/31/2021	$13,423	$13,355	$15,741
9/30/2021	$13,089	$12,890	$15,008
10/31/2021	$13,501	$13,544	$16,060
11/30/2021	$13,127	$13,067	$15,949
12/31/2021	$13,953	$13,891	$16,663
1/31/2022	$13,753	$13,568	$15,801
2/28/2022	$13,798	$13,410	$15,328
3/31/2022	$13,735	$13,789	$15,897
4/30/2022	$12,610	$13,011	$14,511
5/31/2022	$13,272	$13,264	$14,538
6/30/2022	$11,875	$12,105	$13,338
7/31/2022	$12,447	$12,908	$14,567
8/31/2022	$12,102	$12,523	$13,973
9/30/2022	$11,031	$11,425	$12,686
10/31/2022	$12,302	$12,596	$13,713
11/30/2022	$13,139	$13,384	$14,480
12/31/2022	$12,480	$12,844	$13,646
1/31/2023	$13,203	$13,510	$14,503
2/28/2023	$12,867	$13,033	$14,149
3/31/2023	$12,364	$12,973	$14,669
4/30/2023	$12,531	$13,169	$14,898
5/31/2023	$11,976	$12,661	$14,962
6/30/2023	$12,829	$13,502	$15,951
7/31/2023	$13,539	$13,977	$16,463
8/31/2023	$13,152	$13,599	$16,201
9/30/2023	$12,648	$13,075	$15,429
10/31/2023	$12,351	$12,613	$15,104
11/30/2023	$13,513	$13,565	$16,484
12/31/2023	$14,198	$14,316	$17,233
1/31/2024	$14,366	$14,331	$17,522
2/29/2024	$15,283	$14,860	$18,458
3/31/2024	$16,071	$15,603	$19,052
4/30/2024	$15,387	$14,936	$18,274
5/31/2024	$15,890	$15,410	$19,180
6/30/2024	$15,890	$15,265	$19,868
7/31/2024	$16,562	$16,045	$20,110
8/31/2024	$16,950	$16,476	$20,598
9/30/2024	$17,066	$16,704	$21,037
10/31/2024	$17,156	$16,521	$20,847

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 7/31/19
Class R3 at NAV	38.91%	11.79%	10.82%
Russell 1000 Value Index	30.98%	10.14%	10.03%
S&P 500 IndexFootnote Reference*	38.02%	15.27%	15.01%
Footnote	Description
Footnote*	The Fund has adopted the S&P 500 Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of October 31, 2024)

Total Net Assets	$31,884,903
# of Portfolio Holdings	31
Portfolio Turnover Rate	58%
Total Advisory Fees Paid	$0

What did the Fund invest in?

(as of October 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	3.84%
Consumer Discretionary	5.50%
Consumer Staples	6.48%
Energy	8.27%
Financials	23.31%
Health Care	12.31%
Industrials	16.72%
Information Technology	15.26%
Materials	3.80%
Real Estate	3.62%
Repurchase Agreements	0.89%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R3

LQFLX

Lord Abbett Focused Large Cap Value Fund

Annual Shareholder Report

October 31, 2024

lordabbett.com/FundDocuments

TSR-A-9022-R3

12/24

Class R4

LSFLX

Lord Abbett Focused Large Cap Value Fund

Annual Shareholder Report

October 31, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Focused Large Cap Value Fund for the period of November 1, 2023 to October 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$115	0.96%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Fund returned 39.27%, reflecting performance at the net asset value (NAV) of Class R4 shares, compared to the 30.98% of a securities market index with investment characteristics similar to those of the Fund, the Russell 1000 Value Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 38.02% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve (Fed) lowering its policy rate by 50 basis points in September. There were also increased expectations for further rate cuts in 2024, which was influenced by mixed economic data, including softer consumer price index (CPI) reports and fluctuating job market indicators, which sparked recession fears but were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to Taiwan Semiconductor Manufacturing Co., Ltd. Security selection within the Materials sector also contributed to relative performance, led by an overweight allocation to CRH public limited company.

Top detractors from performance: Security selection within the Health Care sector detracted from relative performance, led by an overweight allocation to Molina Healthcare Inc. Security selection within the Consumer Staples sector also detracted from relative performance, led by an overweight allocation to Carlsberg AS.

Fund Performance

Total Return Based on $10,000 Investment

	Class R4	Russell 1000 Value Index	S&P 500 Index
7/31/2019	$10,000	$10,000	$10,000
8/31/2019	$9,333	$9,706	$9,842
9/30/2019	$9,920	$10,052	$10,026
10/31/2019	$9,833	$10,193	$10,243
11/30/2019	$10,307	$10,508	$10,615
12/31/2019	$10,508	$10,797	$10,935
1/31/2020	$10,006	$10,565	$10,931
2/29/2020	$8,967	$9,541	$10,031
3/31/2020	$6,708	$7,911	$8,792
4/30/2020	$7,761	$8,800	$9,919
5/31/2020	$8,290	$9,102	$10,392
6/30/2020	$8,652	$9,041	$10,598
7/31/2020	$8,786	$9,399	$11,196
8/31/2020	$9,134	$9,787	$12,001
9/30/2020	$8,833	$9,547	$11,545
10/31/2020	$8,679	$9,422	$11,238
11/30/2020	$10,377	$10,689	$12,468
12/31/2020	$10,990	$11,099	$12,947
1/31/2021	$10,976	$10,997	$12,816
2/28/2021	$11,703	$11,662	$13,170
3/31/2021	$12,580	$12,348	$13,746
4/30/2021	$13,065	$12,842	$14,480
5/31/2021	$13,408	$13,142	$14,581
6/30/2021	$13,208	$12,991	$14,922
7/31/2021	$13,137	$13,095	$15,276
8/31/2021	$13,493	$13,355	$15,741
9/30/2021	$13,158	$12,890	$15,008
10/31/2021	$13,579	$13,544	$16,060
11/30/2021	$13,205	$13,067	$15,949
12/31/2021	$14,044	$13,891	$16,663
1/31/2022	$13,843	$13,568	$15,801
2/28/2022	$13,889	$13,410	$15,328
3/31/2022	$13,825	$13,789	$15,897
4/30/2022	$12,703	$13,011	$14,511
5/31/2022	$13,360	$13,264	$14,538
6/30/2022	$11,965	$12,105	$13,338
7/31/2022	$12,539	$12,908	$14,567
8/31/2022	$12,202	$12,523	$13,973
9/30/2022	$11,116	$11,425	$12,686
10/31/2022	$12,393	$12,596	$13,713
11/30/2022	$13,243	$13,384	$14,480
12/31/2022	$12,580	$12,844	$13,646
1/31/2023	$13,321	$13,510	$14,503
2/28/2023	$12,983	$13,033	$14,149
3/31/2023	$12,476	$12,973	$14,669
4/30/2023	$12,645	$13,169	$14,898
5/31/2023	$12,086	$12,661	$14,962
6/30/2023	$12,944	$13,502	$15,951
7/31/2023	$13,672	$13,977	$16,463
8/31/2023	$13,282	$13,599	$16,201
9/30/2023	$12,775	$13,075	$15,429
10/31/2023	$12,476	$12,613	$15,104
11/30/2023	$13,646	$13,565	$16,484
12/31/2023	$14,361	$14,316	$17,233
1/31/2024	$14,517	$14,331	$17,522
2/29/2024	$15,452	$14,860	$18,458
3/31/2024	$16,258	$15,603	$19,052
4/30/2024	$15,556	$14,936	$18,274
5/31/2024	$16,076	$15,410	$19,180
6/30/2024	$16,076	$15,265	$19,868
7/31/2024	$16,752	$16,045	$20,110
8/31/2024	$17,155	$16,476	$20,598
9/30/2024	$17,272	$16,704	$21,037
10/31/2024	$17,376	$16,521	$20,847

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 7/31/19
Class R4 at NAV	39.27%	12.06%	11.09%
Russell 1000 Value Index	30.98%	10.14%	10.03%
S&P 500 IndexFootnote Reference*	38.02%	15.27%	15.01%
Footnote	Description
Footnote*	The Fund has adopted the S&P 500 Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of October 31, 2024)

Total Net Assets	$31,884,903
# of Portfolio Holdings	31
Portfolio Turnover Rate	58%
Total Advisory Fees Paid	$0

What did the Fund invest in?

(as of October 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	3.84%
Consumer Discretionary	5.50%
Consumer Staples	6.48%
Energy	8.27%
Financials	23.31%
Health Care	12.31%
Industrials	16.72%
Information Technology	15.26%
Materials	3.80%
Real Estate	3.62%
Repurchase Agreements	0.89%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R4

LSFLX

Lord Abbett Focused Large Cap Value Fund

Annual Shareholder Report

October 31, 2024

lordabbett.com/FundDocuments

TSR-A-9023-R4

12/24

Class R5

LFLTX

Lord Abbett Focused Large Cap Value Fund

Annual Shareholder Report

October 31, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Focused Large Cap Value Fund for the period of November 1, 2023 to October 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$85	0.71%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Fund returned 39.67%, reflecting performance at the net asset value (NAV) of Class R5 shares, compared to the 30.98% of a securities market index with investment characteristics similar to those of the Fund, the Russell 1000 Value Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 38.02% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve (Fed) lowering its policy rate by 50 basis points in September. There were also increased expectations for further rate cuts in 2024, which was influenced by mixed economic data, including softer consumer price index (CPI) reports and fluctuating job market indicators, which sparked recession fears but were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to Taiwan Semiconductor Manufacturing Co., Ltd. Security selection within the Materials sector also contributed to relative performance, led by an overweight allocation to CRH public limited company.

Top detractors from performance: Security selection within the Health Care sector detracted from relative performance, led by an overweight allocation to Molina Healthcare Inc. Security selection within the Consumer Staples sector also detracted from relative performance, led by an overweight allocation to Carlsberg AS.

Fund Performance

Total Return Based on $10,000 Investment

	Class R5	Russell 1000 Value Index	S&P 500 Index
7/31/2019	$10,000	$10,000	$10,000
8/31/2019	$9,340	$9,706	$9,842
9/30/2019	$9,927	$10,052	$10,026
10/31/2019	$9,840	$10,193	$10,243
11/30/2019	$10,311	$10,508	$10,615
12/31/2019	$10,519	$10,797	$10,935
1/31/2020	$10,023	$10,565	$10,931
2/29/2020	$8,983	$9,541	$10,031
3/31/2020	$6,722	$7,911	$8,792
4/30/2020	$7,775	$8,800	$9,919
5/31/2020	$8,305	$9,102	$10,392
6/30/2020	$8,674	$9,041	$10,598
7/31/2020	$8,808	$9,399	$11,196
8/31/2020	$9,157	$9,787	$12,001
9/30/2020	$8,855	$9,547	$11,545
10/31/2020	$8,708	$9,422	$11,238
11/30/2020	$10,409	$10,689	$12,468
12/31/2020	$11,031	$11,099	$12,947
1/31/2021	$11,017	$10,997	$12,816
2/28/2021	$11,747	$11,662	$13,170
3/31/2021	$12,634	$12,348	$13,746
4/30/2021	$13,120	$12,842	$14,480
5/31/2021	$13,471	$13,142	$14,581
6/30/2021	$13,270	$12,991	$14,922
7/31/2021	$13,206	$13,095	$15,276
8/31/2021	$13,564	$13,355	$15,741
9/30/2021	$13,235	$12,890	$15,008
10/31/2021	$13,657	$13,544	$16,060
11/30/2021	$13,286	$13,067	$15,949
12/31/2021	$14,130	$13,891	$16,663
1/31/2022	$13,928	$13,568	$15,801
2/28/2022	$13,983	$13,410	$15,328
3/31/2022	$13,919	$13,789	$15,897
4/30/2022	$12,791	$13,011	$14,511
5/31/2022	$13,460	$13,264	$14,538
6/30/2022	$12,057	$12,105	$13,338
7/31/2022	$12,635	$12,908	$14,567
8/31/2022	$12,296	$12,523	$13,973
9/30/2022	$11,205	$11,425	$12,686
10/31/2022	$12,497	$12,596	$13,713
11/30/2022	$13,357	$13,384	$14,480
12/31/2022	$12,689	$12,844	$13,646
1/31/2023	$13,436	$13,510	$14,503
2/28/2023	$13,095	$13,033	$14,149
3/31/2023	$12,585	$12,973	$14,669
4/30/2023	$12,768	$13,169	$14,898
5/31/2023	$12,205	$12,661	$14,962
6/30/2023	$13,082	$13,502	$15,951
7/31/2023	$13,802	$13,977	$16,463
8/31/2023	$13,423	$13,599	$16,201
9/30/2023	$12,912	$13,075	$15,429
10/31/2023	$12,611	$12,613	$15,104
11/30/2023	$13,802	$13,565	$16,484
12/31/2023	$14,510	$14,316	$17,233
1/31/2024	$14,693	$14,331	$17,522
2/29/2024	$15,636	$14,860	$18,458
3/31/2024	$16,448	$15,603	$19,052
4/30/2024	$15,754	$14,936	$18,274
5/31/2024	$16,278	$15,410	$19,180
6/30/2024	$16,278	$15,265	$19,868
7/31/2024	$16,972	$16,045	$20,110
8/31/2024	$17,378	$16,476	$20,598
9/30/2024	$17,508	$16,704	$21,037
10/31/2024	$17,613	$16,521	$20,847

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 7/31/19
Class R5 at NAV	39.67%	12.35%	11.38%
Russell 1000 Value Index	30.98%	10.14%	10.03%
S&P 500 IndexFootnote Reference*	38.02%	15.27%	15.01%
Footnote	Description
Footnote*	The Fund has adopted the S&P 500 Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of October 31, 2024)

Total Net Assets	$31,884,903
# of Portfolio Holdings	31
Portfolio Turnover Rate	58%
Total Advisory Fees Paid	$0

What did the Fund invest in?

(as of October 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	3.84%
Consumer Discretionary	5.50%
Consumer Staples	6.48%
Energy	8.27%
Financials	23.31%
Health Care	12.31%
Industrials	16.72%
Information Technology	15.26%
Materials	3.80%
Real Estate	3.62%
Repurchase Agreements	0.89%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R5

LFLTX

Lord Abbett Focused Large Cap Value Fund

Annual Shareholder Report

October 31, 2024

lordabbett.com/FundDocuments

TSR-A-9024-R5

12/24

Class R6

LVFLX

Lord Abbett Focused Large Cap Value Fund

Annual Shareholder Report

October 31, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Focused Large Cap Value Fund for the period of November 1, 2023 to October 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$80	0.67%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Fund returned 39.83%, reflecting performance at the net asset value (NAV) of Class R6 shares, compared to the 30.98% of a securities market index with investment characteristics similar to those of the Fund, the Russell 1000 Value Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 38.02% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve (Fed) lowering its policy rate by 50 basis points in September. There were also increased expectations for further rate cuts in 2024, which was influenced by mixed economic data, including softer consumer price index (CPI) reports and fluctuating job market indicators, which sparked recession fears but were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to Taiwan Semiconductor Manufacturing Co., Ltd. Security selection within the Materials sector also contributed to relative performance, led by an overweight allocation to CRH public limited company.

Top detractors from performance: Security selection within the Health Care sector detracted from relative performance, led by an overweight allocation to Molina Healthcare Inc. Security selection within the Consumer Staples sector also detracted from relative performance, led by an overweight allocation to Carlsberg AS.

Fund Performance

Total Return Based on $10,000 Investment

	Class R6	Russell 1000 Value Index	S&P 500 Index
7/31/2019	$10,000	$10,000	$10,000
8/31/2019	$9,340	$9,706	$9,842
9/30/2019	$9,927	$10,052	$10,026
10/31/2019	$9,840	$10,193	$10,243
11/30/2019	$10,318	$10,508	$10,615
12/31/2019	$10,519	$10,797	$10,935
1/31/2020	$10,023	$10,565	$10,931
2/29/2020	$8,990	$9,541	$10,031
3/31/2020	$6,722	$7,911	$8,792
4/30/2020	$7,782	$8,800	$9,919
5/31/2020	$8,312	$9,102	$10,392
6/30/2020	$8,681	$9,041	$10,598
7/31/2020	$8,815	$9,399	$11,196
8/31/2020	$9,164	$9,787	$12,001
9/30/2020	$8,862	$9,547	$11,545
10/31/2020	$8,715	$9,422	$11,238
11/30/2020	$10,423	$10,689	$12,468
12/31/2020	$11,045	$11,099	$12,947
1/31/2021	$11,031	$10,997	$12,816
2/28/2021	$11,760	$11,662	$13,170
3/31/2021	$12,647	$12,348	$13,746
4/30/2021	$13,141	$12,842	$14,480
5/31/2021	$13,484	$13,142	$14,581
6/30/2021	$13,284	$12,991	$14,922
7/31/2021	$13,220	$13,095	$15,276
8/31/2021	$13,585	$13,355	$15,741
9/30/2021	$13,248	$12,890	$15,008
10/31/2021	$13,670	$13,544	$16,060
11/30/2021	$13,300	$13,067	$15,949
12/31/2021	$14,143	$13,891	$16,663
1/31/2022	$13,942	$13,568	$15,801
2/28/2022	$13,997	$13,410	$15,328
3/31/2022	$13,932	$13,789	$15,897
4/30/2022	$12,805	$13,011	$14,511
5/31/2022	$13,474	$13,264	$14,538
6/30/2022	$12,063	$12,105	$13,338
7/31/2022	$12,640	$12,908	$14,567
8/31/2022	$12,301	$12,523	$13,973
9/30/2022	$11,219	$11,425	$12,686
10/31/2022	$12,512	$12,596	$13,713
11/30/2022	$13,373	$13,384	$14,480
12/31/2022	$12,706	$12,844	$13,646
1/31/2023	$13,451	$13,510	$14,503
2/28/2023	$13,111	$13,033	$14,149
3/31/2023	$12,601	$12,973	$14,669
4/30/2023	$12,784	$13,169	$14,898
5/31/2023	$12,208	$12,661	$14,962
6/30/2023	$13,085	$13,502	$15,951
7/31/2023	$13,818	$13,977	$16,463
8/31/2023	$13,438	$13,599	$16,201
9/30/2023	$12,915	$13,075	$15,429
10/31/2023	$12,614	$12,613	$15,104
11/30/2023	$13,818	$13,565	$16,484
12/31/2023	$14,538	$14,316	$17,233
1/31/2024	$14,708	$14,331	$17,522
2/29/2024	$15,650	$14,860	$18,458
3/31/2024	$16,461	$15,603	$19,052
4/30/2024	$15,768	$14,936	$18,274
5/31/2024	$16,291	$15,410	$19,180
6/30/2024	$16,304	$15,265	$19,868
7/31/2024	$16,998	$16,045	$20,110
8/31/2024	$17,403	$16,476	$20,598
9/30/2024	$17,534	$16,704	$21,037
10/31/2024	$17,639	$16,521	$20,847

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 7/31/19
Class R6 at NAV	39.83%	12.38%	11.41%
Russell 1000 Value Index	30.98%	10.14%	10.03%
S&P 500 IndexFootnote Reference*	38.02%	15.27%	15.01%
Footnote	Description
Footnote*	The Fund has adopted the S&P 500 Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of October 31, 2024)

Total Net Assets	$31,884,903
# of Portfolio Holdings	31
Portfolio Turnover Rate	58%
Total Advisory Fees Paid	$0

What did the Fund invest in?

(as of October 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	3.84%
Consumer Discretionary	5.50%
Consumer Staples	6.48%
Energy	8.27%
Financials	23.31%
Health Care	12.31%
Industrials	16.72%
Information Technology	15.26%
Materials	3.80%
Real Estate	3.62%
Repurchase Agreements	0.89%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R6

LVFLX

Lord Abbett Focused Large Cap Value Fund

Annual Shareholder Report

October 31, 2024

lordabbett.com/FundDocuments

TSR-A-9025-R6

12/24

Class A

LDFVX

Lord Abbett Fundamental Equity Fund

Annual Shareholder Report

October 31, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Fundamental Equity Fund for the period of November 1, 2023 to October 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$112	0.95%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Fund returned 34.90%, reflecting performance at the net asset value (NAV) of Class A shares, compared to the 30.98% of a securities market index with investment characteristics similar to those of the Fund, the Russell 1000 Value Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 38.02% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve (Fed) lowering its policy rate by 50 basis points in September. There were also increased expectations for further rate cuts in 2024, which was influenced by mixed economic data, including softer consumer price index (CPI) reports and fluctuating job market indicators, which sparked recession fears but were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to Taiwan Semiconductor Manufacturing Co., Ltd. Security selection within the Industrials sector also contributed to relative performance, led by an overweight allocation to EMCOR Group, Inc.

Top detractors from performance: Security selection within the Health Care sector detracted from relative performance, led by an overweight allocation to Molina Healthcare Inc. Security selection within the Communication Services sector also detracted from relative performance, led by an overweight allocation to Comcast Corporation.

Fund Performance

Total Return Based on $10,000 Investment

	Class A with load	Russell 1000 Value Index	Russell 3000 Value Index	Russell 3000 Index	S&P 500 Index
10/31/2014	$9,423	$10,000	$10,000	$10,000	$10,000
11/30/2014	$9,598	$10,205	$10,185	$10,242	$10,269
12/31/2014	$9,641	$10,267	$10,264	$10,242	$10,243
1/31/2015	$9,305	$9,857	$9,852	$9,957	$9,936
2/28/2015	$9,698	$10,334	$10,328	$10,534	$10,507
3/31/2015	$9,598	$10,193	$10,211	$10,427	$10,340
4/30/2015	$9,677	$10,289	$10,282	$10,474	$10,440
5/31/2015	$9,849	$10,412	$10,403	$10,619	$10,574
6/30/2015	$9,677	$10,204	$10,212	$10,441	$10,369
7/31/2015	$9,727	$10,249	$10,230	$10,616	$10,586
8/31/2015	$9,090	$9,639	$9,629	$9,975	$9,948
9/30/2015	$8,832	$9,348	$9,335	$9,684	$9,702
10/31/2015	$9,534	$10,053	$10,024	$10,449	$10,520
11/30/2015	$9,553	$10,091	$10,082	$10,507	$10,551
12/31/2015	$9,338	$9,874	$9,840	$10,291	$10,385
1/31/2016	$8,815	$9,364	$9,320	$9,711	$9,869
2/29/2016	$8,751	$9,362	$9,322	$9,707	$9,856
3/31/2016	$9,299	$10,036	$10,002	$10,391	$10,525
4/30/2016	$9,568	$10,247	$10,212	$10,455	$10,566
5/31/2016	$9,735	$10,406	$10,373	$10,642	$10,755
6/30/2016	$9,735	$10,496	$10,459	$10,664	$10,783
7/31/2016	$9,997	$10,801	$10,781	$11,087	$11,181
8/31/2016	$10,092	$10,884	$10,878	$11,116	$11,196
9/30/2016	$10,108	$10,861	$10,864	$11,133	$11,199
10/31/2016	$9,949	$10,693	$10,681	$10,892	$10,994
11/30/2016	$10,591	$11,304	$11,352	$11,380	$11,401
12/31/2016	$10,808	$11,587	$11,651	$11,602	$11,627
1/31/2017	$10,875	$11,669	$11,720	$11,820	$11,847
2/28/2017	$11,159	$12,089	$12,121	$12,260	$12,318
3/31/2017	$10,975	$11,965	$11,999	$12,268	$12,332
4/30/2017	$11,009	$11,943	$11,982	$12,398	$12,459
5/31/2017	$11,050	$11,931	$11,942	$12,525	$12,634
6/30/2017	$11,218	$12,126	$12,154	$12,638	$12,713
7/31/2017	$11,318	$12,287	$12,309	$12,876	$12,974
8/31/2017	$11,234	$12,144	$12,154	$12,901	$13,014
9/30/2017	$11,568	$12,504	$12,551	$13,216	$13,283
10/31/2017	$11,685	$12,595	$12,636	$13,504	$13,593
11/30/2017	$12,059	$12,980	$13,021	$13,914	$14,009
12/31/2017	$12,210	$13,170	$13,188	$14,053	$14,165
1/31/2018	$12,775	$13,679	$13,672	$14,794	$14,976
2/28/2018	$12,125	$13,026	$13,017	$14,249	$14,424
3/31/2018	$11,908	$12,797	$12,816	$13,963	$14,058
4/30/2018	$11,870	$12,839	$12,872	$14,016	$14,112
5/31/2018	$11,898	$12,915	$12,999	$14,412	$14,451
6/30/2018	$11,842	$12,947	$13,035	$14,506	$14,540
7/31/2018	$12,351	$13,460	$13,529	$14,987	$15,081
8/31/2018	$12,549	$13,659	$13,738	$15,514	$15,573
9/30/2018	$12,587	$13,686	$13,738	$15,539	$15,662
10/31/2018	$11,917	$12,977	$12,988	$14,395	$14,591
11/30/2018	$12,282	$13,364	$13,363	$14,683	$14,888
12/31/2018	$11,178	$12,081	$12,057	$13,317	$13,544
1/31/2019	$11,952	$13,021	$13,021	$14,460	$14,629
2/28/2019	$12,313	$13,438	$13,444	$14,968	$15,099
3/31/2019	$12,396	$13,523	$13,496	$15,187	$15,393
4/30/2019	$12,850	$14,003	$13,976	$15,793	$16,016
5/31/2019	$11,849	$13,102	$13,061	$14,771	$14,998
6/30/2019	$12,664	$14,043	$13,992	$15,809	$16,055
7/31/2019	$12,881	$14,159	$14,101	$16,044	$16,286
8/31/2019	$12,458	$13,743	$13,662	$15,717	$16,028
9/30/2019	$12,912	$14,233	$14,163	$15,993	$16,328
10/31/2019	$12,933	$14,432	$14,371	$16,337	$16,681
11/30/2019	$13,401	$14,878	$14,808	$16,958	$17,287
12/31/2019	$13,722	$15,288	$15,222	$17,447	$17,809
1/31/2020	$13,332	$14,959	$14,862	$17,428	$17,802
2/29/2020	$12,071	$13,510	$13,423	$16,001	$16,336
3/31/2020	$10,031	$11,201	$11,063	$13,801	$14,319
4/30/2020	$11,165	$12,460	$12,314	$15,629	$16,154
5/31/2020	$11,670	$12,888	$12,732	$16,465	$16,923
6/30/2020	$11,693	$12,802	$12,673	$16,841	$17,260
7/31/2020	$12,128	$13,308	$13,161	$17,797	$18,233
8/31/2020	$12,690	$13,858	$13,714	$19,087	$19,544
9/30/2020	$12,197	$13,518	$13,360	$18,392	$18,801
10/31/2020	$12,106	$13,340	$13,221	$17,995	$18,301
11/30/2020	$13,629	$15,135	$15,045	$20,184	$20,305
12/31/2020	$14,084	$15,715	$15,660	$21,092	$21,085
1/31/2021	$14,014	$15,571	$15,579	$20,998	$20,872
2/28/2021	$14,761	$16,512	$16,556	$21,654	$21,448
3/31/2021	$15,554	$17,484	$17,522	$22,431	$22,387
4/30/2021	$16,184	$18,183	$18,198	$23,587	$23,582
5/31/2021	$16,499	$18,607	$18,633	$23,695	$23,747
6/30/2021	$16,348	$18,394	$18,427	$24,279	$24,301
7/31/2021	$16,546	$18,541	$18,519	$24,689	$24,878
8/31/2021	$17,071	$18,909	$18,895	$25,393	$25,635
9/30/2021	$16,581	$18,251	$18,256	$24,254	$24,443
10/31/2021	$17,538	$19,178	$19,167	$25,894	$26,155
11/30/2021	$17,133	$18,502	$18,493	$25,500	$25,974
12/31/2021	$18,170	$19,669	$19,633	$26,504	$27,138
1/31/2022	$17,632	$19,211	$19,131	$24,945	$25,734
2/28/2022	$17,514	$18,988	$18,943	$24,317	$24,963
3/31/2022	$17,724	$19,524	$19,467	$25,105	$25,890
4/30/2022	$16,541	$18,423	$18,342	$22,852	$23,632
5/31/2022	$16,857	$18,781	$18,699	$22,822	$23,676
6/30/2022	$15,333	$17,140	$17,052	$20,912	$21,721
7/31/2022	$16,305	$18,276	$18,214	$22,874	$23,724
8/31/2022	$16,003	$17,732	$17,669	$22,021	$22,757
9/30/2022	$14,715	$16,177	$16,104	$19,979	$20,661
10/31/2022	$16,344	$17,836	$17,778	$21,617	$22,334
11/30/2022	$17,242	$18,950	$18,854	$22,745	$23,582
12/31/2022	$16,453	$18,186	$18,066	$21,414	$22,223
1/31/2023	$17,228	$19,129	$19,048	$22,888	$23,619
2/28/2023	$16,854	$18,454	$18,390	$22,353	$23,043
3/31/2023	$16,481	$18,369	$18,231	$22,951	$23,889
4/30/2023	$16,771	$18,646	$18,465	$23,196	$24,262
5/31/2023	$16,162	$17,927	$17,771	$23,286	$24,367
6/30/2023	$17,269	$19,118	$18,965	$24,876	$25,977
7/31/2023	$18,030	$19,790	$19,676	$25,768	$26,812
8/31/2023	$17,629	$19,256	$19,120	$25,270	$26,385
9/30/2023	$16,868	$18,513	$18,367	$24,067	$25,127
10/31/2023	$16,495	$17,860	$17,693	$23,429	$24,599
11/30/2023	$17,812	$19,207	$19,043	$25,613	$26,845
12/31/2023	$18,608	$20,271	$20,172	$26,972	$28,065
1/31/2024	$18,775	$20,292	$20,136	$27,271	$28,536
2/29/2024	$19,836	$21,041	$20,874	$28,747	$30,060
3/31/2024	$20,925	$22,092	$21,911	$29,674	$31,027
4/30/2024	$20,046	$21,149	$20,949	$28,369	$29,760
5/31/2024	$20,702	$21,819	$21,630	$29,709	$31,236
6/30/2024	$20,646	$21,614	$21,418	$30,629	$32,356
7/31/2024	$21,609	$22,719	$22,587	$31,198	$32,750
8/31/2024	$22,084	$23,328	$23,139	$31,877	$33,545
9/30/2024	$22,209	$23,652	$23,445	$32,537	$34,261
10/31/2024	$22,251	$23,392	$23,182	$32,298	$33,950

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class A at NAV	34.90%	11.46%	8.97%
Class A with sales charge	27.12%	10.16%	8.33%
Russell 1000 Value Index	30.98%	10.14%	8.87%
Russell 3000 Value Index	31.02%	10.04%	8.77%
Russell 3000 Index	37.86%	14.60%	12.44%
S&P 500 IndexFootnote Reference*	38.02%	15.27%	13.00%
Footnote	Description
Footnote*	The Fund has adopted the S&P 500 Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of October 31, 2024)

Total Net Assets	$1,961,501,153
# of Portfolio Holdings	60
Portfolio Turnover Rate	39%
Total Advisory Fees Paid	$10,391,229

What did the Fund invest in?

(as of October 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	2.88%
Consumer Discretionary	6.52%
Consumer Staples	3.30%
Energy	7.23%
Financials	28.34%
Health Care	15.69%
Industrials	14.38%
Information Technology	8.96%
Materials	4.07%
Real Estate	3.97%
Utilities	3.95%
Repurchase Agreements	0.71%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class A

LDFVX

Lord Abbett Fundamental Equity Fund

Annual Shareholder Report

October 31, 2024

lordabbett.com/FundDocuments

TSR-A-262-A

12/24

Class C

GILAX

Lord Abbett Fundamental Equity Fund

Annual Shareholder Report

October 31, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Fundamental Equity Fund for the period of November 1, 2023 to October 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$199	1.70%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Fund returned 33.86%, reflecting performance at the net asset value (NAV) of Class C shares, compared to the 30.98% of a securities market index with investment characteristics similar to those of the Fund, the Russell 1000 Value Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 38.02% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve (Fed) lowering its policy rate by 50 basis points in September. There were also increased expectations for further rate cuts in 2024, which was influenced by mixed economic data, including softer consumer price index (CPI) reports and fluctuating job market indicators, which sparked recession fears but were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to Taiwan Semiconductor Manufacturing Co., Ltd. Security selection within the Industrials sector also contributed to relative performance, led by an overweight allocation to EMCOR Group, Inc.

Top detractors from performance: Security selection within the Health Care sector detracted from relative performance, led by an overweight allocation to Molina Healthcare Inc. Security selection within the Communication Services sector also detracted from relative performance, led by an overweight allocation to Comcast Corporation.

Fund Performance

Total Return Based on $10,000 Investment

	Class C with load	Russell 1000 Value Index	Russell 3000 Value Index	Russell 3000 Index	S&P 500 Index
10/31/2014	$10,000	$10,000	$10,000	$10,000	$10,000
11/30/2014	$10,180	$10,205	$10,185	$10,242	$10,269
12/31/2014	$10,221	$10,267	$10,264	$10,242	$10,243
1/31/2015	$9,858	$9,857	$9,852	$9,957	$9,936
2/28/2015	$10,263	$10,334	$10,328	$10,534	$10,507
3/31/2015	$10,155	$10,193	$10,211	$10,427	$10,340
4/30/2015	$10,230	$10,289	$10,282	$10,474	$10,440
5/31/2015	$10,403	$10,412	$10,403	$10,619	$10,574
6/30/2015	$10,221	$10,204	$10,212	$10,441	$10,369
7/31/2015	$10,263	$10,249	$10,230	$10,616	$10,586
8/31/2015	$9,593	$9,639	$9,629	$9,975	$9,948
9/30/2015	$9,304	$9,348	$9,335	$9,684	$9,702
10/31/2015	$10,040	$10,053	$10,024	$10,449	$10,520
11/30/2015	$10,061	$10,091	$10,082	$10,507	$10,551
12/31/2015	$9,822	$9,874	$9,840	$10,291	$10,385
1/31/2016	$9,262	$9,364	$9,320	$9,711	$9,869
2/29/2016	$9,189	$9,362	$9,322	$9,707	$9,856
3/31/2016	$9,767	$10,036	$10,002	$10,391	$10,525
4/30/2016	$10,042	$10,247	$10,212	$10,455	$10,566
5/31/2016	$10,217	$10,406	$10,373	$10,642	$10,755
6/30/2016	$10,208	$10,496	$10,459	$10,664	$10,783
7/31/2016	$10,465	$10,801	$10,781	$11,087	$11,181
8/31/2016	$10,566	$10,884	$10,878	$11,116	$11,196
9/30/2016	$10,575	$10,861	$10,864	$11,133	$11,199
10/31/2016	$10,400	$10,693	$10,681	$10,892	$10,994
11/30/2016	$11,069	$11,304	$11,352	$11,380	$11,401
12/31/2016	$11,282	$11,587	$11,651	$11,602	$11,627
1/31/2017	$11,349	$11,669	$11,720	$11,820	$11,847
2/28/2017	$11,648	$12,089	$12,121	$12,260	$12,318
3/31/2017	$11,436	$11,965	$11,999	$12,268	$12,332
4/30/2017	$11,474	$11,943	$11,982	$12,398	$12,459
5/31/2017	$11,503	$11,931	$11,942	$12,525	$12,634
6/30/2017	$11,667	$12,126	$12,154	$12,638	$12,713
7/31/2017	$11,764	$12,287	$12,309	$12,876	$12,974
8/31/2017	$11,677	$12,144	$12,154	$12,901	$13,014
9/30/2017	$12,014	$12,504	$12,551	$13,216	$13,283
10/31/2017	$12,130	$12,595	$12,636	$13,504	$13,593
11/30/2017	$12,506	$12,980	$13,021	$13,914	$14,009
12/31/2017	$12,648	$13,170	$13,188	$14,053	$14,165
1/31/2018	$13,228	$13,679	$13,672	$14,794	$14,976
2/28/2018	$12,550	$13,026	$13,017	$14,249	$14,424
3/31/2018	$12,320	$12,797	$12,816	$13,963	$14,058
4/30/2018	$12,276	$12,839	$12,872	$14,016	$14,112
5/31/2018	$12,298	$12,915	$12,999	$14,412	$14,451
6/30/2018	$12,233	$12,947	$13,035	$14,506	$14,540
7/31/2018	$12,747	$13,460	$13,529	$14,987	$15,081
8/31/2018	$12,944	$13,659	$13,738	$15,514	$15,573
9/30/2018	$12,977	$13,686	$13,738	$15,539	$15,662
10/31/2018	$12,276	$12,977	$12,988	$14,395	$14,591
11/30/2018	$12,649	$13,364	$13,363	$14,683	$14,888
12/31/2018	$11,499	$12,081	$12,057	$13,317	$13,544
1/31/2019	$12,289	$13,021	$13,021	$14,460	$14,629
2/28/2019	$12,660	$13,438	$13,444	$14,968	$15,099
3/31/2019	$12,732	$13,523	$13,496	$15,187	$15,393
4/30/2019	$13,188	$14,003	$13,976	$15,793	$16,016
5/31/2019	$12,145	$13,102	$13,061	$14,771	$14,998
6/30/2019	$12,984	$14,043	$13,992	$15,809	$16,055
7/31/2019	$13,199	$14,159	$14,101	$16,044	$16,286
8/31/2019	$12,744	$13,743	$13,662	$15,717	$16,028
9/30/2019	$13,199	$14,233	$14,163	$15,993	$16,328
10/31/2019	$13,223	$14,432	$14,371	$16,337	$16,681
11/30/2019	$13,680	$14,878	$14,808	$16,958	$17,287
12/31/2019	$14,001	$15,288	$15,222	$17,447	$17,809
1/31/2020	$13,599	$14,959	$14,862	$17,428	$17,802
2/29/2020	$12,302	$13,510	$13,423	$16,001	$16,336
3/31/2020	$10,216	$11,201	$11,063	$13,801	$14,319
4/30/2020	$11,366	$12,460	$12,314	$15,629	$16,154
5/31/2020	$11,874	$12,888	$12,732	$16,465	$16,923
6/30/2020	$11,888	$12,802	$12,673	$16,841	$17,260
7/31/2020	$12,329	$13,308	$13,161	$17,797	$18,233
8/31/2020	$12,891	$13,858	$13,714	$19,087	$19,544
9/30/2020	$12,383	$13,518	$13,360	$18,392	$18,801
10/31/2020	$12,289	$13,340	$13,221	$17,995	$18,301
11/30/2020	$13,822	$15,135	$15,045	$20,184	$20,305
12/31/2020	$14,281	$15,715	$15,660	$21,092	$21,085
1/31/2021	$14,200	$15,571	$15,579	$20,998	$20,872
2/28/2021	$14,942	$16,512	$16,556	$21,654	$21,448
3/31/2021	$15,737	$17,484	$17,522	$22,431	$22,387
4/30/2021	$16,358	$18,183	$18,198	$23,587	$23,582
5/31/2021	$16,668	$18,607	$18,633	$23,695	$23,747
6/30/2021	$16,506	$18,394	$18,427	$24,279	$24,301
7/31/2021	$16,695	$18,541	$18,519	$24,689	$24,878
8/31/2021	$17,207	$18,909	$18,895	$25,393	$25,635
9/30/2021	$16,708	$18,251	$18,256	$24,254	$24,443
10/31/2021	$17,666	$19,178	$19,167	$25,894	$26,155
11/30/2021	$17,246	$18,502	$18,493	$25,500	$25,974
12/31/2021	$18,273	$19,669	$19,633	$26,504	$27,138
1/31/2022	$17,721	$19,211	$19,131	$24,945	$25,734
2/28/2022	$17,598	$18,988	$18,943	$24,317	$24,963
3/31/2022	$17,798	$19,524	$19,467	$25,105	$25,890
4/30/2022	$16,602	$18,423	$18,342	$22,852	$23,632
5/31/2022	$16,909	$18,781	$18,699	$22,822	$23,676
6/30/2022	$15,360	$17,140	$17,052	$20,912	$21,721
7/31/2022	$16,326	$18,276	$18,214	$22,874	$23,724
8/31/2022	$16,019	$17,732	$17,669	$22,021	$22,757
9/30/2022	$14,716	$16,177	$16,104	$19,979	$20,661
10/31/2022	$16,341	$17,836	$17,778	$21,617	$22,334
11/30/2022	$17,222	$18,950	$18,854	$22,745	$23,582
12/31/2022	$16,431	$18,186	$18,066	$21,414	$22,223
1/31/2023	$17,190	$19,129	$19,048	$22,888	$23,619
2/28/2023	$16,802	$18,454	$18,390	$22,353	$23,043
3/31/2023	$16,414	$18,369	$18,231	$22,951	$23,889
4/30/2023	$16,705	$18,646	$18,465	$23,196	$24,262
5/31/2023	$16,075	$17,927	$17,771	$23,286	$24,367
6/30/2023	$17,174	$19,118	$18,965	$24,876	$25,977
7/31/2023	$17,917	$19,790	$19,676	$25,768	$26,812
8/31/2023	$17,513	$19,256	$19,120	$25,270	$26,385
9/30/2023	$16,737	$18,513	$18,367	$24,067	$25,127
10/31/2023	$16,366	$17,860	$17,693	$23,429	$24,599
11/30/2023	$17,653	$19,207	$19,043	$25,613	$26,845
12/31/2023	$18,445	$20,271	$20,172	$26,972	$28,065
1/31/2024	$18,591	$20,292	$20,136	$27,271	$28,536
2/29/2024	$19,627	$21,041	$20,874	$28,747	$30,060
3/31/2024	$20,695	$22,092	$21,911	$29,674	$31,027
4/30/2024	$19,805	$21,149	$20,949	$28,369	$29,760
5/31/2024	$20,452	$21,819	$21,630	$29,709	$31,236
6/30/2024	$20,371	$21,614	$21,418	$30,629	$32,356
7/31/2024	$21,326	$22,719	$22,587	$31,198	$32,750
8/31/2024	$21,779	$23,328	$23,139	$31,877	$33,545
9/30/2024	$21,892	$23,652	$23,445	$32,537	$34,261
10/31/2024	$21,908	$23,392	$23,182	$32,298	$33,950

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class C at NAV	33.86%	10.62%	8.16%
Class C with sales charge	32.86%	10.62%	8.16%
Russell 1000 Value Index	30.98%	10.14%	8.87%
Russell 3000 Value Index	31.02%	10.04%	8.77%
Russell 3000 Index	37.86%	14.60%	12.44%
S&P 500 IndexFootnote Reference*	38.02%	15.27%	13.00%
Footnote	Description
Footnote*	The Fund has adopted the S&P 500 Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of October 31, 2024)

Total Net Assets	$1,961,501,153
# of Portfolio Holdings	60
Portfolio Turnover Rate	39%
Total Advisory Fees Paid	$10,391,229

What did the Fund invest in?

(as of October 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	2.88%
Consumer Discretionary	6.52%
Consumer Staples	3.30%
Energy	7.23%
Financials	28.34%
Health Care	15.69%
Industrials	14.38%
Information Technology	8.96%
Materials	4.07%
Real Estate	3.97%
Utilities	3.95%
Repurchase Agreements	0.71%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class C

GILAX

Lord Abbett Fundamental Equity Fund

Annual Shareholder Report

October 31, 2024

lordabbett.com/FundDocuments

TSR-A-243-C

12/24

Class F

LAVFX

Lord Abbett Fundamental Equity Fund

Annual Shareholder Report

October 31, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Fundamental Equity Fund for the period of November 1, 2023 to October 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$94	0.80%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Fund returned 35.14%, reflecting performance at the net asset value (NAV) of Class F shares, compared to the 30.98% of a securities market index with investment characteristics similar to those of the Fund, the Russell 1000 Value Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 38.02% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve (Fed) lowering its policy rate by 50 basis points in September. There were also increased expectations for further rate cuts in 2024, which was influenced by mixed economic data, including softer consumer price index (CPI) reports and fluctuating job market indicators, which sparked recession fears but were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to Taiwan Semiconductor Manufacturing Co., Ltd. Security selection within the Industrials sector also contributed to relative performance, led by an overweight allocation to EMCOR Group, Inc.

Top detractors from performance: Security selection within the Health Care sector detracted from relative performance, led by an overweight allocation to Molina Healthcare Inc. Security selection within the Communication Services sector also detracted from relative performance, led by an overweight allocation to Comcast Corporation.

Fund Performance

Total Return Based on $10,000 Investment

	Class F	Russell 1000 Value Index	Russell 3000 Value Index	Russell 3000 Index	S&P 500 Index
10/31/2014	$10,000	$10,000	$10,000	$10,000	$10,000
11/30/2014	$10,181	$10,205	$10,185	$10,242	$10,269
12/31/2014	$10,235	$10,267	$10,264	$10,242	$10,243
1/31/2015	$9,875	$9,857	$9,852	$9,957	$9,936
2/28/2015	$10,296	$10,334	$10,328	$10,534	$10,507
3/31/2015	$10,196	$10,193	$10,211	$10,427	$10,340
4/30/2015	$10,281	$10,289	$10,282	$10,474	$10,440
5/31/2015	$10,457	$10,412	$10,403	$10,619	$10,574
6/30/2015	$10,281	$10,204	$10,212	$10,441	$10,369
7/31/2015	$10,334	$10,249	$10,230	$10,616	$10,586
8/31/2015	$9,660	$9,639	$9,629	$9,975	$9,948
9/30/2015	$9,384	$9,348	$9,335	$9,684	$9,702
10/31/2015	$10,135	$10,053	$10,024	$10,449	$10,520
11/30/2015	$10,155	$10,091	$10,082	$10,507	$10,551
12/31/2015	$9,925	$9,874	$9,840	$10,291	$10,385
1/31/2016	$9,372	$9,364	$9,320	$9,711	$9,869
2/29/2016	$9,304	$9,362	$9,322	$9,707	$9,856
3/31/2016	$9,891	$10,036	$10,002	$10,391	$10,525
4/30/2016	$10,180	$10,247	$10,212	$10,455	$10,566
5/31/2016	$10,359	$10,406	$10,373	$10,642	$10,755
6/30/2016	$10,359	$10,496	$10,459	$10,664	$10,783
7/31/2016	$10,631	$10,801	$10,781	$11,087	$11,181
8/31/2016	$10,742	$10,884	$10,878	$11,116	$11,196
9/30/2016	$10,759	$10,861	$10,864	$11,133	$11,199
10/31/2016	$10,589	$10,693	$10,681	$10,892	$10,994
11/30/2016	$11,278	$11,304	$11,352	$11,380	$11,401
12/31/2016	$11,503	$11,587	$11,651	$11,602	$11,627
1/31/2017	$11,584	$11,669	$11,720	$11,820	$11,847
2/28/2017	$11,889	$12,089	$12,121	$12,260	$12,318
3/31/2017	$11,683	$11,965	$11,999	$12,268	$12,332
4/30/2017	$11,727	$11,943	$11,982	$12,398	$12,459
5/31/2017	$11,772	$11,931	$11,942	$12,525	$12,634
6/30/2017	$11,952	$12,126	$12,154	$12,638	$12,713
7/31/2017	$12,060	$12,287	$12,309	$12,876	$12,974
8/31/2017	$11,979	$12,144	$12,154	$12,901	$13,014
9/30/2017	$12,329	$12,504	$12,551	$13,216	$13,283
10/31/2017	$12,455	$12,595	$12,636	$13,504	$13,593
11/30/2017	$12,858	$12,980	$13,021	$13,914	$14,009
12/31/2017	$13,020	$13,170	$13,188	$14,053	$14,165
1/31/2018	$13,620	$13,679	$13,672	$14,794	$14,976
2/28/2018	$12,929	$13,026	$13,017	$14,249	$14,424
3/31/2018	$12,705	$12,797	$12,816	$13,963	$14,058
4/30/2018	$12,664	$12,839	$12,872	$14,016	$14,112
5/31/2018	$12,695	$12,915	$12,999	$14,412	$14,451
6/30/2018	$12,634	$12,947	$13,035	$14,506	$14,540
7/31/2018	$13,183	$13,460	$13,529	$14,987	$15,081
8/31/2018	$13,396	$13,659	$13,738	$15,514	$15,573
9/30/2018	$13,437	$13,686	$13,738	$15,539	$15,662
10/31/2018	$12,725	$12,977	$12,988	$14,395	$14,591
11/30/2018	$13,119	$13,364	$13,363	$14,683	$14,888
12/31/2018	$11,937	$12,081	$12,057	$13,317	$13,544
1/31/2019	$12,762	$13,021	$13,021	$14,460	$14,629
2/28/2019	$13,153	$13,438	$13,444	$14,968	$15,099
3/31/2019	$13,242	$13,523	$13,496	$15,187	$15,393
4/30/2019	$13,733	$14,003	$13,976	$15,793	$16,016
5/31/2019	$12,662	$13,102	$13,061	$14,771	$14,998
6/30/2019	$13,543	$14,043	$13,992	$15,809	$16,055
7/31/2019	$13,778	$14,159	$14,101	$16,044	$16,286
8/31/2019	$13,309	$13,743	$13,662	$15,717	$16,028
9/30/2019	$13,800	$14,233	$14,163	$15,993	$16,328
10/31/2019	$13,833	$14,432	$14,371	$16,337	$16,681
11/30/2019	$14,327	$14,878	$14,808	$16,958	$17,287
12/31/2019	$14,675	$15,288	$15,222	$17,447	$17,809
1/31/2020	$14,265	$14,959	$14,862	$17,428	$17,802
2/29/2020	$12,911	$13,510	$13,423	$16,001	$16,336
3/31/2020	$10,724	$11,201	$11,063	$13,801	$14,319
4/30/2020	$11,942	$12,460	$12,314	$15,629	$16,154
5/31/2020	$12,488	$12,888	$12,732	$16,465	$16,923
6/30/2020	$12,513	$12,802	$12,673	$16,841	$17,260
7/31/2020	$12,973	$13,308	$13,161	$17,797	$18,233
8/31/2020	$13,582	$13,858	$13,714	$19,087	$19,544
9/30/2020	$13,060	$13,518	$13,360	$18,392	$18,801
10/31/2020	$12,973	$13,340	$13,221	$17,995	$18,301
11/30/2020	$14,595	$15,135	$15,045	$20,184	$20,305
12/31/2020	$15,089	$15,715	$15,660	$21,092	$21,085
1/31/2021	$15,013	$15,571	$15,579	$20,998	$20,872
2/28/2021	$15,811	$16,512	$16,556	$21,654	$21,448
3/31/2021	$16,660	$17,484	$17,522	$22,431	$22,387
4/30/2021	$17,344	$18,183	$18,198	$23,587	$23,582
5/31/2021	$17,686	$18,607	$18,633	$23,695	$23,747
6/30/2021	$17,521	$18,394	$18,427	$24,279	$24,301
7/31/2021	$17,737	$18,541	$18,519	$24,689	$24,878
8/31/2021	$18,294	$18,909	$18,895	$25,393	$25,635
9/30/2021	$17,787	$18,251	$18,256	$24,254	$24,443
10/31/2021	$18,814	$19,178	$19,167	$25,894	$26,155
11/30/2021	$18,373	$18,502	$18,493	$25,500	$25,974
12/31/2021	$19,489	$19,669	$19,633	$26,504	$27,138
1/31/2022	$18,917	$19,211	$19,131	$24,945	$25,734
2/28/2022	$18,788	$18,988	$18,943	$24,317	$24,963
3/31/2022	$19,017	$19,524	$19,467	$25,105	$25,890
4/30/2022	$17,758	$18,423	$18,342	$22,852	$23,632
5/31/2022	$18,101	$18,781	$18,699	$22,822	$23,676
6/30/2022	$16,455	$17,140	$17,052	$20,912	$21,721
7/31/2022	$17,500	$18,276	$18,214	$22,874	$23,724
8/31/2022	$17,185	$17,732	$17,669	$22,021	$22,757
9/30/2022	$15,797	$16,177	$16,104	$19,979	$20,661
10/31/2022	$17,543	$17,836	$17,778	$21,617	$22,334
11/30/2022	$18,528	$18,950	$18,854	$22,745	$23,582
12/31/2022	$17,682	$18,186	$18,066	$21,414	$22,223
1/31/2023	$18,513	$19,129	$19,048	$22,888	$23,619
2/28/2023	$18,105	$18,454	$18,390	$22,353	$23,043
3/31/2023	$17,712	$18,369	$18,231	$22,951	$23,889
4/30/2023	$18,029	$18,646	$18,465	$23,196	$24,262
5/31/2023	$17,365	$17,927	$17,771	$23,286	$24,367
6/30/2023	$18,558	$19,118	$18,965	$24,876	$25,977
7/31/2023	$19,388	$19,790	$19,676	$25,768	$26,812
8/31/2023	$18,951	$19,256	$19,120	$25,270	$26,385
9/30/2023	$18,135	$18,513	$18,367	$24,067	$25,127
10/31/2023	$17,743	$17,860	$17,693	$23,429	$24,599
11/30/2023	$19,157	$19,207	$19,043	$25,613	$26,845
12/31/2023	$20,026	$20,271	$20,172	$26,972	$28,065
1/31/2024	$20,194	$20,292	$20,136	$27,271	$28,536
2/29/2024	$21,353	$21,041	$20,874	$28,747	$30,060
3/31/2024	$22,528	$22,092	$21,911	$29,674	$31,027
4/30/2024	$21,567	$21,149	$20,949	$28,369	$29,760
5/31/2024	$22,284	$21,819	$21,630	$29,709	$31,236
6/30/2024	$22,223	$21,614	$21,418	$30,629	$32,356
7/31/2024	$23,275	$22,719	$22,587	$31,198	$32,750
8/31/2024	$23,794	$23,328	$23,139	$31,877	$33,545
9/30/2024	$23,916	$23,652	$23,445	$32,537	$34,261
10/31/2024	$23,977	$23,392	$23,182	$32,298	$33,950

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class F at NAV	35.14%	11.63%	9.14%
Russell 1000 Value Index	30.98%	10.14%	8.87%
Russell 3000 Value Index	31.02%	10.04%	8.77%
Russell 3000 Index	37.86%	14.60%	12.44%
S&P 500 IndexFootnote Reference*	38.02%	15.27%	13.00%
Footnote	Description
Footnote*	The Fund has adopted the S&P 500 Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of October 31, 2024)

Total Net Assets	$1,961,501,153
# of Portfolio Holdings	60
Portfolio Turnover Rate	39%
Total Advisory Fees Paid	$10,391,229

What did the Fund invest in?

(as of October 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	2.88%
Consumer Discretionary	6.52%
Consumer Staples	3.30%
Energy	7.23%
Financials	28.34%
Health Care	15.69%
Industrials	14.38%
Information Technology	8.96%
Materials	4.07%
Real Estate	3.97%
Utilities	3.95%
Repurchase Agreements	0.71%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class F

LAVFX

Lord Abbett Fundamental Equity Fund

Annual Shareholder Report

October 31, 2024

lordabbett.com/FundDocuments

TSR-A-1024-F

12/24

Class F3

LDFOX

Lord Abbett Fundamental Equity Fund

Annual Shareholder Report

October 31, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Fundamental Equity Fund for the period of November 1, 2023 to October 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$74	0.63%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Fund returned 35.37%, reflecting performance at the net asset value (NAV) of Class F3 shares, compared to the 30.98% of a securities market index with investment characteristics similar to those of the Fund, the Russell 1000 Value Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 38.02% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve (Fed) lowering its policy rate by 50 basis points in September. There were also increased expectations for further rate cuts in 2024, which was influenced by mixed economic data, including softer consumer price index (CPI) reports and fluctuating job market indicators, which sparked recession fears but were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to Taiwan Semiconductor Manufacturing Co., Ltd. Security selection within the Industrials sector also contributed to relative performance, led by an overweight allocation to EMCOR Group, Inc.

Top detractors from performance: Security selection within the Health Care sector detracted from relative performance, led by an overweight allocation to Molina Healthcare Inc. Security selection within the Communication Services sector also detracted from relative performance, led by an overweight allocation to Comcast Corporation.

Fund Performance

Total Return Based on $10,000 Investment

	Class F3	Russell 1000 Value Index	Russell 3000 Value Index	Russell 3000 Index	S&P 500 Index
4/4/2017	$10,000	$10,000	$10,000	$10,000	$10,000
4/30/2017	$10,030	$9,987	$10,000	$10,128	$10,112
5/31/2017	$10,068	$9,977	$9,966	$10,231	$10,254
6/30/2017	$10,227	$10,140	$10,143	$10,324	$10,318
7/31/2017	$10,317	$10,275	$10,272	$10,518	$10,530
8/31/2017	$10,249	$10,155	$10,143	$10,539	$10,562
9/30/2017	$10,559	$10,456	$10,474	$10,796	$10,780
10/31/2017	$10,665	$10,532	$10,545	$11,031	$11,032
11/30/2017	$11,010	$10,854	$10,867	$11,366	$11,370
12/31/2017	$11,147	$11,013	$11,006	$11,480	$11,496
1/31/2018	$11,668	$11,438	$11,410	$12,085	$12,155
2/28/2018	$11,079	$10,892	$10,863	$11,640	$11,707
3/31/2018	$10,891	$10,701	$10,695	$11,406	$11,409
4/30/2018	$10,856	$10,736	$10,742	$11,449	$11,453
5/31/2018	$10,882	$10,800	$10,848	$11,772	$11,729
6/30/2018	$10,831	$10,826	$10,878	$11,849	$11,801
7/31/2018	$11,301	$11,255	$11,291	$12,243	$12,240
8/31/2018	$11,489	$11,421	$11,465	$12,673	$12,639
9/30/2018	$11,523	$11,444	$11,465	$12,694	$12,711
10/31/2018	$10,916	$10,851	$10,839	$11,759	$11,842
11/30/2018	$11,253	$11,175	$11,152	$11,994	$12,083
12/31/2018	$10,241	$10,102	$10,062	$10,878	$10,992
1/31/2019	$10,953	$10,888	$10,867	$11,812	$11,873
2/28/2019	$11,291	$11,236	$11,219	$12,227	$12,254
3/31/2019	$11,375	$11,308	$11,263	$12,406	$12,493
4/30/2019	$11,787	$11,709	$11,664	$12,901	$12,998
5/31/2019	$10,869	$10,956	$10,900	$12,066	$12,172
6/30/2019	$11,628	$11,743	$11,677	$12,914	$13,030
7/31/2019	$11,834	$11,840	$11,768	$13,106	$13,218
8/31/2019	$11,440	$11,492	$11,401	$12,839	$13,008
9/30/2019	$11,862	$11,902	$11,820	$13,064	$13,252
10/31/2019	$11,890	$12,068	$11,993	$13,345	$13,539
11/30/2019	$12,310	$12,441	$12,358	$13,852	$14,030
12/31/2019	$12,613	$12,783	$12,704	$14,252	$14,453
1/31/2020	$12,258	$12,508	$12,403	$14,237	$14,448
2/29/2020	$11,101	$11,297	$11,202	$13,071	$13,258
3/31/2020	$9,225	$9,366	$9,233	$11,274	$11,621
4/30/2020	$10,278	$10,419	$10,277	$12,767	$13,111
5/31/2020	$10,747	$10,776	$10,626	$13,450	$13,735
6/30/2020	$10,768	$10,705	$10,577	$13,757	$14,008
7/31/2020	$11,164	$11,128	$10,983	$14,538	$14,798
8/31/2020	$11,695	$11,588	$11,445	$15,591	$15,862
9/30/2020	$11,237	$11,304	$11,150	$15,024	$15,259
10/31/2020	$11,164	$11,155	$11,034	$14,699	$14,853
11/30/2020	$12,569	$12,656	$12,556	$16,488	$16,479
12/31/2020	$12,994	$13,141	$13,069	$17,229	$17,113
1/31/2021	$12,931	$13,020	$13,001	$17,153	$16,940
2/28/2021	$13,622	$13,807	$13,816	$17,689	$17,407
3/31/2021	$14,355	$14,620	$14,623	$18,323	$18,169
4/30/2021	$14,951	$15,204	$15,187	$19,268	$19,139
5/31/2021	$15,238	$15,559	$15,550	$19,356	$19,273
6/30/2021	$15,100	$15,381	$15,378	$19,833	$19,723
7/31/2021	$15,291	$15,504	$15,455	$20,168	$20,191
8/31/2021	$15,780	$15,812	$15,769	$20,743	$20,805
9/30/2021	$15,334	$15,261	$15,235	$19,813	$19,838
10/31/2021	$16,227	$16,036	$15,996	$21,152	$21,227
11/30/2021	$15,854	$15,471	$15,433	$20,830	$21,080
12/31/2021	$16,813	$16,447	$16,384	$21,651	$22,025
1/31/2022	$16,322	$16,064	$15,965	$20,377	$20,885
2/28/2022	$16,214	$15,878	$15,808	$19,864	$20,260
3/31/2022	$16,418	$16,326	$16,246	$20,508	$21,012
4/30/2022	$15,327	$15,405	$15,308	$18,667	$19,180
5/31/2022	$15,627	$15,704	$15,605	$18,642	$19,215
6/30/2022	$14,213	$14,332	$14,230	$17,083	$17,629
7/31/2022	$15,111	$15,283	$15,200	$18,686	$19,254
8/31/2022	$14,848	$14,827	$14,745	$17,988	$18,469
9/30/2022	$13,649	$13,527	$13,440	$16,320	$16,768
10/31/2022	$15,159	$14,914	$14,836	$17,659	$18,126
11/30/2022	$16,008	$15,846	$15,735	$18,580	$19,139
12/31/2022	$15,275	$15,207	$15,077	$17,492	$18,036
1/31/2023	$16,008	$15,995	$15,896	$18,697	$19,169
2/28/2023	$15,654	$15,431	$15,347	$18,260	$18,702
3/31/2023	$15,313	$15,360	$15,215	$18,748	$19,388
4/30/2023	$15,591	$15,592	$15,410	$18,948	$19,691
5/31/2023	$15,022	$14,990	$14,831	$19,022	$19,777
6/30/2023	$16,059	$15,986	$15,827	$20,321	$21,083
7/31/2023	$16,767	$16,548	$16,420	$21,049	$21,761
8/31/2023	$16,400	$16,102	$15,956	$20,643	$21,414
9/30/2023	$15,692	$15,480	$15,328	$19,659	$20,393
10/31/2023	$15,351	$14,934	$14,766	$19,138	$19,964
11/30/2023	$16,586	$16,061	$15,892	$20,923	$21,788
12/31/2023	$17,340	$16,950	$16,834	$22,033	$22,777
1/31/2024	$17,493	$16,968	$16,805	$22,277	$23,160
2/29/2024	$18,491	$17,594	$17,421	$23,483	$24,397
3/31/2024	$19,501	$18,474	$18,285	$24,240	$25,182
4/30/2024	$18,683	$17,684	$17,483	$23,174	$24,153
5/31/2024	$19,309	$18,245	$18,051	$24,269	$25,351
6/30/2024	$19,258	$18,073	$17,874	$25,020	$26,260
7/31/2024	$20,166	$18,997	$18,850	$25,485	$26,580
8/31/2024	$20,626	$19,507	$19,311	$26,040	$27,225
9/30/2024	$20,742	$19,778	$19,566	$26,578	$27,806
10/31/2024	$20,780	$19,560	$19,346	$26,383	$27,554

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 4/4/17
Class F3 at NAV	35.37%	11.81%	10.14%
Russell 1000 Value Index	30.98%	10.14%	9.26%
Russell 3000 Value Index	31.02%	10.04%	9.10%
Russell 3000 Index	37.86%	14.60%	13.66%
S&P 500 IndexFootnote Reference*	38.02%	15.27%	14.32%
Footnote	Description
Footnote*	The Fund has adopted the S&P 500 Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of October 31, 2024)

Total Net Assets	$1,961,501,153
# of Portfolio Holdings	60
Portfolio Turnover Rate	39%
Total Advisory Fees Paid	$10,391,229

What did the Fund invest in?

(as of October 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	2.88%
Consumer Discretionary	6.52%
Consumer Staples	3.30%
Energy	7.23%
Financials	28.34%
Health Care	15.69%
Industrials	14.38%
Information Technology	8.96%
Materials	4.07%
Real Estate	3.97%
Utilities	3.95%
Repurchase Agreements	0.71%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class F3

LDFOX

Lord Abbett Fundamental Equity Fund

Annual Shareholder Report

October 31, 2024

lordabbett.com/FundDocuments

TSR-A-8970-F3

12/24

Class I

LAVYX

Lord Abbett Fundamental Equity Fund

Annual Shareholder Report

October 31, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Fundamental Equity Fund for the period of November 1, 2023 to October 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$82	0.70%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Fund returned 35.26%, reflecting performance at the net asset value (NAV) of Class I shares, compared to the 30.98% of a securities market index with investment characteristics similar to those of the Fund, the Russell 1000 Value Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 38.02% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve (Fed) lowering its policy rate by 50 basis points in September. There were also increased expectations for further rate cuts in 2024, which was influenced by mixed economic data, including softer consumer price index (CPI) reports and fluctuating job market indicators, which sparked recession fears but were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to Taiwan Semiconductor Manufacturing Co., Ltd. Security selection within the Industrials sector also contributed to relative performance, led by an overweight allocation to EMCOR Group, Inc.

Top detractors from performance: Security selection within the Health Care sector detracted from relative performance, led by an overweight allocation to Molina Healthcare Inc. Security selection within the Communication Services sector also detracted from relative performance, led by an overweight allocation to Comcast Corporation.

Fund Performance

Total Return Based on $10,000 Investment

	Class I	Russell 1000 Value Index	Russell 3000 Value Index	Russell 3000 Index	S&P 500 Index
10/31/2014	$10,000	$10,000	$10,000	$10,000	$10,000
11/30/2014	$10,183	$10,205	$10,185	$10,242	$10,269
12/31/2014	$10,236	$10,267	$10,264	$10,242	$10,243
1/31/2015	$9,873	$9,857	$9,852	$9,957	$9,936
2/28/2015	$10,296	$10,334	$10,328	$10,534	$10,507
3/31/2015	$10,198	$10,193	$10,211	$10,427	$10,340
4/30/2015	$10,281	$10,289	$10,282	$10,474	$10,440
5/31/2015	$10,463	$10,412	$10,403	$10,619	$10,574
6/30/2015	$10,289	$10,204	$10,212	$10,441	$10,369
7/31/2015	$10,342	$10,249	$10,230	$10,616	$10,586
8/31/2015	$9,668	$9,639	$9,629	$9,975	$9,948
9/30/2015	$9,388	$9,348	$9,335	$9,684	$9,702
10/31/2015	$10,137	$10,053	$10,024	$10,449	$10,520
11/30/2015	$10,171	$10,091	$10,082	$10,507	$10,551
12/31/2015	$9,936	$9,874	$9,840	$10,291	$10,385
1/31/2016	$9,381	$9,364	$9,320	$9,711	$9,869
2/29/2016	$9,313	$9,362	$9,322	$9,707	$9,856
3/31/2016	$9,902	$10,036	$10,002	$10,391	$10,525
4/30/2016	$10,196	$10,247	$10,212	$10,455	$10,566
5/31/2016	$10,373	$10,406	$10,373	$10,642	$10,755
6/30/2016	$10,373	$10,496	$10,459	$10,664	$10,783
7/31/2016	$10,650	$10,801	$10,781	$11,087	$11,181
8/31/2016	$10,759	$10,884	$10,878	$11,116	$11,196
9/30/2016	$10,776	$10,861	$10,864	$11,133	$11,199
10/31/2016	$10,608	$10,693	$10,681	$10,892	$10,994
11/30/2016	$11,299	$11,304	$11,352	$11,380	$11,401
12/31/2016	$11,530	$11,587	$11,651	$11,602	$11,627
1/31/2017	$11,610	$11,669	$11,720	$11,820	$11,847
2/28/2017	$11,911	$12,089	$12,121	$12,260	$12,318
3/31/2017	$11,716	$11,965	$11,999	$12,268	$12,332
4/30/2017	$11,752	$11,943	$11,982	$12,398	$12,459
5/31/2017	$11,796	$11,931	$11,942	$12,525	$12,634
6/30/2017	$11,982	$12,126	$12,154	$12,638	$12,713
7/31/2017	$12,089	$12,287	$12,309	$12,876	$12,974
8/31/2017	$12,009	$12,144	$12,154	$12,901	$13,014
9/30/2017	$12,364	$12,504	$12,551	$13,216	$13,283
10/31/2017	$12,497	$12,595	$12,636	$13,504	$13,593
11/30/2017	$12,891	$12,980	$13,021	$13,914	$14,009
12/31/2017	$13,052	$13,170	$13,188	$14,053	$14,165
1/31/2018	$13,664	$13,679	$13,672	$14,794	$14,976
2/28/2018	$12,971	$13,026	$13,017	$14,249	$14,424
3/31/2018	$12,751	$12,797	$12,816	$13,963	$14,058
4/30/2018	$12,711	$12,839	$12,872	$14,016	$14,112
5/31/2018	$12,741	$12,915	$12,999	$14,412	$14,451
6/30/2018	$12,680	$12,947	$13,035	$14,506	$14,540
7/31/2018	$13,232	$13,460	$13,529	$14,987	$15,081
8/31/2018	$13,443	$13,659	$13,738	$15,514	$15,573
9/30/2018	$13,493	$13,686	$13,738	$15,539	$15,662
10/31/2018	$12,771	$12,977	$12,988	$14,395	$14,591
11/30/2018	$13,174	$13,364	$13,363	$14,683	$14,888
12/31/2018	$11,985	$12,081	$12,057	$13,317	$13,544
1/31/2019	$12,822	$13,021	$13,021	$14,460	$14,629
2/28/2019	$13,207	$13,438	$13,444	$14,968	$15,099
3/31/2019	$13,306	$13,523	$13,496	$15,187	$15,393
4/30/2019	$13,790	$14,003	$13,976	$15,793	$16,016
5/31/2019	$12,711	$13,102	$13,061	$14,771	$14,998
6/30/2019	$13,603	$14,043	$13,992	$15,809	$16,055
7/31/2019	$13,834	$14,159	$14,101	$16,044	$16,286
8/31/2019	$13,372	$13,743	$13,662	$15,717	$16,028
9/30/2019	$13,867	$14,233	$14,163	$15,993	$16,328
10/31/2019	$13,900	$14,432	$14,371	$16,337	$16,681
11/30/2019	$14,392	$14,878	$14,808	$16,958	$17,287
12/31/2019	$14,747	$15,288	$15,222	$17,447	$17,809
1/31/2020	$14,330	$14,959	$14,862	$17,428	$17,802
2/29/2020	$12,971	$13,510	$13,423	$16,001	$16,336
3/31/2020	$10,778	$11,201	$11,063	$13,801	$14,319
4/30/2020	$12,015	$12,460	$12,314	$15,629	$16,154
5/31/2020	$12,554	$12,888	$12,732	$16,465	$16,923
6/30/2020	$12,579	$12,802	$12,673	$16,841	$17,260
7/31/2020	$13,044	$13,308	$13,161	$17,797	$18,233
8/31/2020	$13,657	$13,858	$13,714	$19,087	$19,544
9/30/2020	$13,130	$13,518	$13,360	$18,392	$18,801
10/31/2020	$13,044	$13,340	$13,221	$17,995	$18,301
11/30/2020	$14,681	$15,135	$15,045	$20,184	$20,305
12/31/2020	$15,181	$15,715	$15,660	$21,092	$21,085
1/31/2021	$15,106	$15,571	$15,579	$20,998	$20,872
2/28/2021	$15,906	$16,512	$16,556	$21,654	$21,448
3/31/2021	$16,768	$17,484	$17,522	$22,431	$22,387
4/30/2021	$17,455	$18,183	$18,198	$23,587	$23,582
5/31/2021	$17,792	$18,607	$18,633	$23,695	$23,747
6/30/2021	$17,643	$18,394	$18,427	$24,279	$24,301
7/31/2021	$17,855	$18,541	$18,519	$24,689	$24,878
8/31/2021	$18,417	$18,909	$18,895	$25,393	$25,635
9/30/2021	$17,905	$18,251	$18,256	$24,254	$24,443
10/31/2021	$18,942	$19,178	$19,167	$25,894	$26,155
11/30/2021	$18,500	$18,502	$18,493	$25,500	$25,974
12/31/2021	$19,627	$19,669	$19,633	$26,504	$27,138
1/31/2022	$19,050	$19,211	$19,131	$24,945	$25,734
2/28/2022	$18,923	$18,988	$18,943	$24,317	$24,963
3/31/2022	$19,162	$19,524	$19,467	$25,105	$25,890
4/30/2022	$17,894	$18,423	$18,342	$22,852	$23,632
5/31/2022	$18,232	$18,781	$18,699	$22,822	$23,676
6/30/2022	$16,584	$17,140	$17,052	$20,912	$21,721
7/31/2022	$17,627	$18,276	$18,214	$22,874	$23,724
8/31/2022	$17,317	$17,732	$17,669	$22,021	$22,757
9/30/2022	$15,922	$16,177	$16,104	$19,979	$20,661
10/31/2022	$17,683	$17,836	$17,778	$21,617	$22,334
11/30/2022	$18,665	$18,950	$18,854	$22,745	$23,582
12/31/2022	$17,817	$18,186	$18,066	$21,414	$22,223
1/31/2023	$18,665	$19,129	$19,048	$22,888	$23,619
2/28/2023	$18,249	$18,454	$18,390	$22,353	$23,043
3/31/2023	$17,847	$18,369	$18,231	$22,951	$23,889
4/30/2023	$18,174	$18,646	$18,465	$23,196	$24,262
5/31/2023	$17,520	$17,927	$17,771	$23,286	$24,367
6/30/2023	$18,725	$19,118	$18,965	$24,876	$25,977
7/31/2023	$19,558	$19,790	$19,676	$25,768	$26,812
8/31/2023	$19,126	$19,256	$19,120	$25,270	$26,385
9/30/2023	$18,293	$18,513	$18,367	$24,067	$25,127
10/31/2023	$17,892	$17,860	$17,693	$23,429	$24,599
11/30/2023	$19,327	$19,207	$19,043	$25,613	$26,845
12/31/2023	$20,199	$20,271	$20,172	$26,972	$28,065
1/31/2024	$20,380	$20,292	$20,136	$27,271	$28,536
2/29/2024	$21,538	$21,041	$20,874	$28,747	$30,060
3/31/2024	$22,726	$22,092	$21,911	$29,674	$31,027
4/30/2024	$21,778	$21,149	$20,949	$28,369	$29,760
5/31/2024	$22,500	$21,819	$21,630	$29,709	$31,236
6/30/2024	$22,425	$21,614	$21,418	$30,629	$32,356
7/31/2024	$23,493	$22,719	$22,587	$31,198	$32,750
8/31/2024	$24,019	$23,328	$23,139	$31,877	$33,545
9/30/2024	$24,155	$23,652	$23,445	$32,537	$34,261
10/31/2024	$24,200	$23,392	$23,182	$32,298	$33,950

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class I at NAV	35.26%	11.73%	9.24%
Russell 1000 Value Index	30.98%	10.14%	8.87%
Russell 3000 Value Index	31.02%	10.04%	8.77%
Russell 3000 Index	37.86%	14.60%	12.44%
S&P 500 IndexFootnote Reference*	38.02%	15.27%	13.00%
Footnote	Description
Footnote*	The Fund has adopted the S&P 500 Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of October 31, 2024)

Total Net Assets	$1,961,501,153
# of Portfolio Holdings	60
Portfolio Turnover Rate	39%
Total Advisory Fees Paid	$10,391,229

What did the Fund invest in?

(as of October 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	2.88%
Consumer Discretionary	6.52%
Consumer Staples	3.30%
Energy	7.23%
Financials	28.34%
Health Care	15.69%
Industrials	14.38%
Information Technology	8.96%
Materials	4.07%
Real Estate	3.97%
Utilities	3.95%
Repurchase Agreements	0.71%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class I

LAVYX

Lord Abbett Fundamental Equity Fund

Annual Shareholder Report

October 31, 2024

lordabbett.com/FundDocuments

TSR-A-1403-I

12/24

Class P

LAVPX

Lord Abbett Fundamental Equity Fund

Annual Shareholder Report

October 31, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Fundamental Equity Fund for the period of November 1, 2023 to October 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$135	1.15%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Fund returned 34.74%, reflecting performance at the net asset value (NAV) of Class P shares, compared to the 30.98% of a securities market index with investment characteristics similar to those of the Fund, the Russell 1000 Value Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 38.02% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve (Fed) lowering its policy rate by 50 basis points in September. There were also increased expectations for further rate cuts in 2024, which was influenced by mixed economic data, including softer consumer price index (CPI) reports and fluctuating job market indicators, which sparked recession fears but were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to Taiwan Semiconductor Manufacturing Co., Ltd. Security selection within the Industrials sector also contributed to relative performance, led by an overweight allocation to EMCOR Group, Inc.

Top detractors from performance: Security selection within the Health Care sector detracted from relative performance, led by an overweight allocation to Molina Healthcare Inc. Security selection within the Communication Services sector also detracted from relative performance, led by an overweight allocation to Comcast Corporation.

Fund Performance

Total Return Based on $10,000 Investment

	Class P	Russell 1000 Value Index	Russell 3000 Value Index	Russell 3000 Index	S&P 500 Index
10/31/2014	$10,000	$10,000	$10,000	$10,000	$10,000
11/30/2014	$10,179	$10,205	$10,185	$10,242	$10,269
12/31/2014	$10,233	$10,267	$10,264	$10,242	$10,243
1/31/2015	$9,863	$9,857	$9,852	$9,957	$9,936
2/28/2015	$10,279	$10,334	$10,328	$10,534	$10,507
3/31/2015	$10,179	$10,193	$10,211	$10,427	$10,340
4/30/2015	$10,256	$10,289	$10,282	$10,474	$10,440
5/31/2015	$10,441	$10,412	$10,403	$10,619	$10,574
6/30/2015	$10,256	$10,204	$10,212	$10,441	$10,369
7/31/2015	$10,310	$10,249	$10,230	$10,616	$10,586
8/31/2015	$9,632	$9,639	$9,629	$9,975	$9,948
9/30/2015	$9,354	$9,348	$9,335	$9,684	$9,702
10/31/2015	$10,094	$10,053	$10,024	$10,449	$10,520
11/30/2015	$10,122	$10,091	$10,082	$10,507	$10,551
12/31/2015	$9,883	$9,874	$9,840	$10,291	$10,385
1/31/2016	$9,328	$9,364	$9,320	$9,711	$9,869
2/29/2016	$9,260	$9,362	$9,322	$9,707	$9,856
3/31/2016	$9,840	$10,036	$10,002	$10,391	$10,525
4/30/2016	$10,122	$10,247	$10,212	$10,455	$10,566
5/31/2016	$10,301	$10,406	$10,373	$10,642	$10,755
6/30/2016	$10,293	$10,496	$10,459	$10,664	$10,783
7/31/2016	$10,566	$10,801	$10,781	$11,087	$11,181
8/31/2016	$10,677	$10,884	$10,878	$11,116	$11,196
9/30/2016	$10,685	$10,861	$10,864	$11,133	$11,199
10/31/2016	$10,515	$10,693	$10,681	$10,892	$10,994
11/30/2016	$11,192	$11,304	$11,352	$11,380	$11,401
12/31/2016	$11,416	$11,587	$11,651	$11,602	$11,627
1/31/2017	$11,488	$11,669	$11,720	$11,820	$11,847
2/28/2017	$11,793	$12,089	$12,121	$12,260	$12,318
3/31/2017	$11,587	$11,965	$11,999	$12,268	$12,332
4/30/2017	$11,623	$11,943	$11,982	$12,398	$12,459
5/31/2017	$11,659	$11,931	$11,942	$12,525	$12,634
6/30/2017	$11,838	$12,126	$12,154	$12,638	$12,713
7/31/2017	$11,946	$12,287	$12,309	$12,876	$12,974
8/31/2017	$11,856	$12,144	$12,154	$12,901	$13,014
9/30/2017	$12,206	$12,504	$12,551	$13,216	$13,283
10/31/2017	$12,332	$12,595	$12,636	$13,504	$13,593
11/30/2017	$12,722	$12,980	$13,021	$13,914	$14,009
12/31/2017	$12,873	$13,170	$13,188	$14,053	$14,165
1/31/2018	$13,471	$13,679	$13,672	$14,794	$14,976
2/28/2018	$12,782	$13,026	$13,017	$14,249	$14,424
3/31/2018	$12,550	$12,797	$12,816	$13,963	$14,058
4/30/2018	$12,509	$12,839	$12,872	$14,016	$14,112
5/31/2018	$12,539	$12,915	$12,999	$14,412	$14,451
6/30/2018	$12,479	$12,947	$13,035	$14,506	$14,540
7/31/2018	$13,015	$13,460	$13,529	$14,987	$15,081
8/31/2018	$13,218	$13,659	$13,738	$15,514	$15,573
9/30/2018	$13,258	$13,686	$13,738	$15,539	$15,662
10/31/2018	$12,550	$12,977	$12,988	$14,395	$14,591
11/30/2018	$12,927	$13,364	$13,363	$14,683	$14,888
12/31/2018	$11,764	$12,081	$12,057	$13,317	$13,544
1/31/2019	$12,572	$13,021	$13,021	$14,460	$14,629
2/28/2019	$12,960	$13,438	$13,444	$14,968	$15,099
3/31/2019	$13,037	$13,523	$13,496	$15,187	$15,393
4/30/2019	$13,513	$14,003	$13,976	$15,793	$16,016
5/31/2019	$12,462	$13,102	$13,061	$14,771	$14,998
6/30/2019	$13,314	$14,043	$13,992	$15,809	$16,055
7/31/2019	$13,546	$14,159	$14,101	$16,044	$16,286
8/31/2019	$13,093	$13,743	$13,662	$15,717	$16,028
9/30/2019	$13,568	$14,233	$14,163	$15,993	$16,328
10/31/2019	$13,591	$14,432	$14,371	$16,337	$16,681
11/30/2019	$14,066	$14,878	$14,808	$16,958	$17,287
12/31/2019	$14,410	$15,288	$15,222	$17,447	$17,809
1/31/2020	$14,004	$14,959	$14,862	$17,428	$17,802
2/29/2020	$12,664	$13,510	$13,423	$16,001	$16,336
3/31/2020	$10,525	$11,201	$11,063	$13,801	$14,319
4/30/2020	$11,717	$12,460	$12,314	$15,629	$16,154
5/31/2020	$12,246	$12,888	$12,732	$16,465	$16,923
6/30/2020	$12,271	$12,802	$12,673	$16,841	$17,260
7/31/2020	$12,713	$13,308	$13,161	$17,797	$18,233
8/31/2020	$13,316	$13,858	$13,714	$19,087	$19,544
9/30/2020	$12,787	$13,518	$13,360	$18,392	$18,801
10/31/2020	$12,701	$13,340	$13,221	$17,995	$18,301
11/30/2020	$14,285	$15,135	$15,045	$20,184	$20,305
12/31/2020	$14,773	$15,715	$15,660	$21,092	$21,085
1/31/2021	$14,685	$15,571	$15,579	$20,998	$20,872
2/28/2021	$15,460	$16,512	$16,556	$21,654	$21,448
3/31/2021	$16,297	$17,484	$17,522	$22,431	$22,387
4/30/2021	$16,960	$18,183	$18,198	$23,587	$23,582
5/31/2021	$17,285	$18,607	$18,633	$23,695	$23,747
6/30/2021	$17,122	$18,394	$18,427	$24,279	$24,301
7/31/2021	$17,322	$18,541	$18,519	$24,689	$24,878
8/31/2021	$17,860	$18,909	$18,895	$25,393	$25,635
9/30/2021	$17,360	$18,251	$18,256	$24,254	$24,443
10/31/2021	$18,360	$19,178	$19,167	$25,894	$26,155
11/30/2021	$17,928	$18,502	$18,493	$25,500	$25,974
12/31/2021	$19,012	$19,669	$19,633	$26,504	$27,138
1/31/2022	$18,449	$19,211	$19,131	$24,945	$25,734
2/28/2022	$18,308	$18,988	$18,943	$24,317	$24,963
3/31/2022	$18,533	$19,524	$19,467	$25,105	$25,890
4/30/2022	$17,294	$18,423	$18,342	$22,852	$23,632
5/31/2022	$17,618	$18,781	$18,699	$22,822	$23,676
6/30/2022	$16,026	$17,140	$17,052	$20,912	$21,721
7/31/2022	$17,026	$18,276	$18,214	$22,874	$23,724
8/31/2022	$16,717	$17,732	$17,669	$22,021	$22,757
9/30/2022	$15,365	$16,177	$16,104	$19,979	$20,661
10/31/2022	$17,069	$17,836	$17,778	$21,617	$22,334
11/30/2022	$18,010	$18,950	$18,854	$22,745	$23,582
12/31/2022	$17,180	$18,186	$18,066	$21,414	$22,223
1/31/2023	$17,995	$19,129	$19,048	$22,888	$23,619
2/28/2023	$17,580	$18,454	$18,390	$22,353	$23,043
3/31/2023	$17,195	$18,369	$18,231	$22,951	$23,889
4/30/2023	$17,506	$18,646	$18,465	$23,196	$24,262
5/31/2023	$16,854	$17,927	$17,771	$23,286	$24,367
6/30/2023	$18,010	$19,118	$18,965	$24,876	$25,977
7/31/2023	$18,795	$19,790	$19,676	$25,768	$26,812
8/31/2023	$18,380	$19,256	$19,120	$25,270	$26,385
9/30/2023	$17,580	$18,513	$18,367	$24,067	$25,127
10/31/2023	$17,180	$17,860	$17,693	$23,429	$24,599
11/30/2023	$18,551	$19,207	$19,043	$25,613	$26,845
12/31/2023	$19,387	$20,271	$20,172	$26,972	$28,065
1/31/2024	$19,551	$20,292	$20,136	$27,271	$28,536
2/29/2024	$20,670	$21,041	$20,874	$28,747	$30,060
3/31/2024	$21,789	$22,092	$21,911	$29,674	$31,027
4/30/2024	$20,864	$21,149	$20,949	$28,369	$29,760
5/31/2024	$21,551	$21,819	$21,630	$29,709	$31,236
6/30/2024	$21,476	$21,614	$21,418	$30,629	$32,356
7/31/2024	$22,491	$22,719	$22,587	$31,198	$32,750
8/31/2024	$22,983	$23,328	$23,139	$31,877	$33,545
9/30/2024	$23,103	$23,652	$23,445	$32,537	$34,261
10/31/2024	$23,148	$23,392	$23,182	$32,298	$33,950

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class P at NAV	34.74%	11.24%	8.76%
Russell 1000 Value Index	30.98%	10.14%	8.87%
Russell 3000 Value Index	31.02%	10.04%	8.77%
Russell 3000 Index	37.86%	14.60%	12.44%
S&P 500 IndexFootnote Reference*	38.02%	15.27%	13.00%
Footnote	Description
Footnote*	The Fund has adopted the S&P 500 Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of October 31, 2024)

Total Net Assets	$1,961,501,153
# of Portfolio Holdings	60
Portfolio Turnover Rate	39%
Total Advisory Fees Paid	$10,391,229

What did the Fund invest in?

(as of October 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	2.88%
Consumer Discretionary	6.52%
Consumer Staples	3.30%
Energy	7.23%
Financials	28.34%
Health Care	15.69%
Industrials	14.38%
Information Technology	8.96%
Materials	4.07%
Real Estate	3.97%
Utilities	3.95%
Repurchase Agreements	0.71%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class P

LAVPX

Lord Abbett Fundamental Equity Fund

Annual Shareholder Report

October 31, 2024

lordabbett.com/FundDocuments

TSR-A-592-P

12/24

Class R2

LAVQX

Lord Abbett Fundamental Equity Fund

Annual Shareholder Report

October 31, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Fundamental Equity Fund for the period of November 1, 2023 to October 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R2	$152	1.30%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Fund returned 34.47%, reflecting performance at the net asset value (NAV) of Class R2 shares, compared to the 30.98% of a securities market index with investment characteristics similar to those of the Fund, the Russell 1000 Value Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 38.02% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve (Fed) lowering its policy rate by 50 basis points in September. There were also increased expectations for further rate cuts in 2024, which was influenced by mixed economic data, including softer consumer price index (CPI) reports and fluctuating job market indicators, which sparked recession fears but were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to Taiwan Semiconductor Manufacturing Co., Ltd. Security selection within the Industrials sector also contributed to relative performance, led by an overweight allocation to EMCOR Group, Inc.

Top detractors from performance: Security selection within the Health Care sector detracted from relative performance, led by an overweight allocation to Molina Healthcare Inc. Security selection within the Communication Services sector also detracted from relative performance, led by an overweight allocation to Comcast Corporation.

Fund Performance

Total Return Based on $10,000 Investment

	Class R2	Russell 1000 Value Index	Russell 3000 Value Index	Russell 3000 Index	S&P 500 Index
10/31/2014	$10,000	$10,000	$10,000	$10,000	$10,000
11/30/2014	$10,182	$10,205	$10,185	$10,242	$10,269
12/31/2014	$10,228	$10,267	$10,264	$10,242	$10,243
1/31/2015	$9,865	$9,857	$9,852	$9,957	$9,936
2/28/2015	$10,274	$10,334	$10,328	$10,534	$10,507
3/31/2015	$10,174	$10,193	$10,211	$10,427	$10,340
4/30/2015	$10,251	$10,289	$10,282	$10,474	$10,440
5/31/2015	$10,429	$10,412	$10,403	$10,619	$10,574
6/30/2015	$10,251	$10,204	$10,212	$10,441	$10,369
7/31/2015	$10,297	$10,249	$10,230	$10,616	$10,586
8/31/2015	$9,618	$9,639	$9,629	$9,975	$9,948
9/30/2015	$9,340	$9,348	$9,335	$9,684	$9,702
10/31/2015	$10,081	$10,053	$10,024	$10,449	$10,520
11/30/2015	$10,106	$10,091	$10,082	$10,507	$10,551
12/31/2015	$9,867	$9,874	$9,840	$10,291	$10,385
1/31/2016	$9,311	$9,364	$9,320	$9,711	$9,869
2/29/2016	$9,243	$9,362	$9,322	$9,707	$9,856
3/31/2016	$9,824	$10,036	$10,002	$10,391	$10,525
4/30/2016	$10,106	$10,247	$10,212	$10,455	$10,566
5/31/2016	$10,277	$10,406	$10,373	$10,642	$10,755
6/30/2016	$10,268	$10,496	$10,459	$10,664	$10,783
7/31/2016	$10,541	$10,801	$10,781	$11,087	$11,181
8/31/2016	$10,644	$10,884	$10,878	$11,116	$11,196
9/30/2016	$10,652	$10,861	$10,864	$11,133	$11,199
10/31/2016	$10,482	$10,693	$10,681	$10,892	$10,994
11/30/2016	$11,158	$11,304	$11,352	$11,380	$11,401
12/31/2016	$11,382	$11,587	$11,651	$11,602	$11,627
1/31/2017	$11,454	$11,669	$11,720	$11,820	$11,847
2/28/2017	$11,750	$12,089	$12,121	$12,260	$12,318
3/31/2017	$11,544	$11,965	$11,999	$12,268	$12,332
4/30/2017	$11,580	$11,943	$11,982	$12,398	$12,459
5/31/2017	$11,616	$11,931	$11,942	$12,525	$12,634
6/30/2017	$11,795	$12,126	$12,154	$12,638	$12,713
7/31/2017	$11,894	$12,287	$12,309	$12,876	$12,974
8/31/2017	$11,804	$12,144	$12,154	$12,901	$13,014
9/30/2017	$12,154	$12,504	$12,551	$13,216	$13,283
10/31/2017	$12,270	$12,595	$12,636	$13,504	$13,593
11/30/2017	$12,654	$12,980	$13,021	$13,914	$14,009
12/31/2017	$12,816	$13,170	$13,188	$14,053	$14,165
1/31/2018	$13,403	$13,679	$13,672	$14,794	$14,976
2/28/2018	$12,715	$13,026	$13,017	$14,249	$14,424
3/31/2018	$12,492	$12,797	$12,816	$13,963	$14,058
4/30/2018	$12,442	$12,839	$12,872	$14,016	$14,112
5/31/2018	$12,472	$12,915	$12,999	$14,412	$14,451
6/30/2018	$12,411	$12,947	$13,035	$14,506	$14,540
7/31/2018	$12,937	$13,460	$13,529	$14,987	$15,081
8/31/2018	$13,140	$13,659	$13,738	$15,514	$15,573
9/30/2018	$13,180	$13,686	$13,738	$15,539	$15,662
10/31/2018	$12,472	$12,977	$12,988	$14,395	$14,591
11/30/2018	$12,852	$13,364	$13,363	$14,683	$14,888
12/31/2018	$11,694	$12,081	$12,057	$13,317	$13,544
1/31/2019	$12,499	$13,021	$13,021	$14,460	$14,629
2/28/2019	$12,874	$13,438	$13,444	$14,968	$15,099
3/31/2019	$12,951	$13,523	$13,496	$15,187	$15,393
4/30/2019	$13,425	$14,003	$13,976	$15,793	$16,016
5/31/2019	$12,367	$13,102	$13,061	$14,771	$14,998
6/30/2019	$13,226	$14,043	$13,992	$15,809	$16,055
7/31/2019	$13,447	$14,159	$14,101	$16,044	$16,286
8/31/2019	$12,995	$13,743	$13,662	$15,717	$16,028
9/30/2019	$13,458	$14,233	$14,163	$15,993	$16,328
10/31/2019	$13,491	$14,432	$14,371	$16,337	$16,681
11/30/2019	$13,958	$14,878	$14,808	$16,958	$17,287
12/31/2019	$14,300	$15,288	$15,222	$17,447	$17,809
1/31/2020	$13,885	$14,959	$14,862	$17,428	$17,802
2/29/2020	$12,565	$13,510	$13,423	$16,001	$16,336
3/31/2020	$10,438	$11,201	$11,063	$13,801	$14,319
4/30/2020	$11,624	$12,460	$12,314	$15,629	$16,154
5/31/2020	$12,149	$12,888	$12,732	$16,465	$16,923
6/30/2020	$12,161	$12,802	$12,673	$16,841	$17,260
7/31/2020	$12,614	$13,308	$13,161	$17,797	$18,233
8/31/2020	$13,188	$13,858	$13,714	$19,087	$19,544
9/30/2020	$12,675	$13,518	$13,360	$18,392	$18,801
10/31/2020	$12,589	$13,340	$13,221	$17,995	$18,301
11/30/2020	$14,156	$15,135	$15,045	$20,184	$20,305
12/31/2020	$14,627	$15,715	$15,660	$21,092	$21,085
1/31/2021	$14,553	$15,571	$15,579	$20,998	$20,872
2/28/2021	$15,322	$16,512	$16,556	$21,654	$21,448
3/31/2021	$16,141	$17,484	$17,522	$22,431	$22,387
4/30/2021	$16,786	$18,183	$18,198	$23,587	$23,582
5/31/2021	$17,109	$18,607	$18,633	$23,695	$23,747
6/30/2021	$16,948	$18,394	$18,427	$24,279	$24,301
7/31/2021	$17,146	$18,541	$18,519	$24,689	$24,878
8/31/2021	$17,680	$18,909	$18,895	$25,393	$25,635
9/30/2021	$17,183	$18,251	$18,256	$24,254	$24,443
10/31/2021	$18,163	$19,178	$19,167	$25,894	$26,155
11/30/2021	$17,727	$18,502	$18,493	$25,500	$25,974
12/31/2021	$18,801	$19,669	$19,633	$26,504	$27,138
1/31/2022	$18,243	$19,211	$19,131	$24,945	$25,734
2/28/2022	$18,117	$18,988	$18,943	$24,317	$24,963
3/31/2022	$18,327	$19,524	$19,467	$25,105	$25,890
4/30/2022	$17,098	$18,423	$18,342	$22,852	$23,632
5/31/2022	$17,419	$18,781	$18,699	$22,822	$23,676
6/30/2022	$15,842	$17,140	$17,052	$20,912	$21,721
7/31/2022	$16,833	$18,276	$18,214	$22,874	$23,724
8/31/2022	$16,526	$17,732	$17,669	$22,021	$22,757
9/30/2022	$15,186	$16,177	$16,104	$19,979	$20,661
10/31/2022	$16,861	$17,836	$17,778	$21,617	$22,334
11/30/2022	$17,781	$18,950	$18,854	$22,745	$23,582
12/31/2022	$16,960	$18,186	$18,066	$21,414	$22,223
1/31/2023	$17,767	$19,129	$19,048	$22,888	$23,619
2/28/2023	$17,371	$18,454	$18,390	$22,353	$23,043
3/31/2023	$16,975	$18,369	$18,231	$22,951	$23,889
4/30/2023	$17,283	$18,646	$18,465	$23,196	$24,262
5/31/2023	$16,637	$17,927	$17,771	$23,286	$24,367
6/30/2023	$17,767	$19,118	$18,965	$24,876	$25,977
7/31/2023	$18,559	$19,790	$19,676	$25,768	$26,812
8/31/2023	$18,134	$19,256	$19,120	$25,270	$26,385
9/30/2023	$17,341	$18,513	$18,367	$24,067	$25,127
10/31/2023	$16,960	$17,860	$17,693	$23,429	$24,599
11/30/2023	$18,306	$19,207	$19,043	$25,613	$26,845
12/31/2023	$19,132	$20,271	$20,172	$26,972	$28,065
1/31/2024	$19,280	$20,292	$20,136	$27,271	$28,536
2/29/2024	$20,371	$21,041	$20,874	$28,747	$30,060
3/31/2024	$21,492	$22,092	$21,911	$29,674	$31,027
4/30/2024	$20,578	$21,149	$20,949	$28,369	$29,760
5/31/2024	$21,242	$21,819	$21,630	$29,709	$31,236
6/30/2024	$21,168	$21,614	$21,418	$30,629	$32,356
7/31/2024	$22,156	$22,719	$22,587	$31,198	$32,750
8/31/2024	$22,643	$23,328	$23,139	$31,877	$33,545
9/30/2024	$22,761	$23,652	$23,445	$32,537	$34,261
10/31/2024	$22,805	$23,392	$23,182	$32,298	$33,950

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class R2 at NAV	34.47%	11.07%	8.59%
Russell 1000 Value Index	30.98%	10.14%	8.87%
Russell 3000 Value Index	31.02%	10.04%	8.77%
Russell 3000 Index	37.86%	14.60%	12.44%
S&P 500 IndexFootnote Reference*	38.02%	15.27%	13.00%
Footnote	Description
Footnote*	The Fund has adopted the S&P 500 Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of October 31, 2024)

Total Net Assets	$1,961,501,153
# of Portfolio Holdings	60
Portfolio Turnover Rate	39%
Total Advisory Fees Paid	$10,391,229

What did the Fund invest in?

(as of October 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	2.88%
Consumer Discretionary	6.52%
Consumer Staples	3.30%
Energy	7.23%
Financials	28.34%
Health Care	15.69%
Industrials	14.38%
Information Technology	8.96%
Materials	4.07%
Real Estate	3.97%
Utilities	3.95%
Repurchase Agreements	0.71%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R2

LAVQX

Lord Abbett Fundamental Equity Fund

Annual Shareholder Report

October 31, 2024

lordabbett.com/FundDocuments

TSR-A-1094-R2

12/24

Class R3

LAVRX

Lord Abbett Fundamental Equity Fund

Annual Shareholder Report

October 31, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Fundamental Equity Fund for the period of November 1, 2023 to October 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$141	1.20%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Fund returned 34.63%, reflecting performance at the net asset value (NAV) of Class R3 shares, compared to the 30.98% of a securities market index with investment characteristics similar to those of the Fund, the Russell 1000 Value Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 38.02% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve (Fed) lowering its policy rate by 50 basis points in September. There were also increased expectations for further rate cuts in 2024, which was influenced by mixed economic data, including softer consumer price index (CPI) reports and fluctuating job market indicators, which sparked recession fears but were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to Taiwan Semiconductor Manufacturing Co., Ltd. Security selection within the Industrials sector also contributed to relative performance, led by an overweight allocation to EMCOR Group, Inc.

Top detractors from performance: Security selection within the Health Care sector detracted from relative performance, led by an overweight allocation to Molina Healthcare Inc. Security selection within the Communication Services sector also detracted from relative performance, led by an overweight allocation to Comcast Corporation.

Fund Performance

Total Return Based on $10,000 Investment

	Class R3	Russell 1000 Value Index	Russell 3000 Value Index	Russell 3000 Index	S&P 500 Index
10/31/2014	$10,000	$10,000	$10,000	$10,000	$10,000
11/30/2014	$10,182	$10,205	$10,185	$10,242	$10,269
12/31/2014	$10,228	$10,267	$10,264	$10,242	$10,243
1/31/2015	$9,866	$9,857	$9,852	$9,957	$9,936
2/28/2015	$10,282	$10,334	$10,328	$10,534	$10,507
3/31/2015	$10,182	$10,193	$10,211	$10,427	$10,340
4/30/2015	$10,259	$10,289	$10,282	$10,474	$10,440
5/31/2015	$10,436	$10,412	$10,403	$10,619	$10,574
6/30/2015	$10,259	$10,204	$10,212	$10,441	$10,369
7/31/2015	$10,305	$10,249	$10,230	$10,616	$10,586
8/31/2015	$9,628	$9,639	$9,629	$9,975	$9,948
9/30/2015	$9,351	$9,348	$9,335	$9,684	$9,702
10/31/2015	$10,097	$10,053	$10,024	$10,449	$10,520
11/30/2015	$10,119	$10,091	$10,082	$10,507	$10,551
12/31/2015	$9,880	$9,874	$9,840	$10,291	$10,385
1/31/2016	$9,326	$9,364	$9,320	$9,711	$9,869
2/29/2016	$9,258	$9,362	$9,322	$9,707	$9,856
3/31/2016	$9,837	$10,036	$10,002	$10,391	$10,525
4/30/2016	$10,119	$10,247	$10,212	$10,455	$10,566
5/31/2016	$10,297	$10,406	$10,373	$10,642	$10,755
6/30/2016	$10,289	$10,496	$10,459	$10,664	$10,783
7/31/2016	$10,561	$10,801	$10,781	$11,087	$11,181
8/31/2016	$10,664	$10,884	$10,878	$11,116	$11,196
9/30/2016	$10,681	$10,861	$10,864	$11,133	$11,199
10/31/2016	$10,510	$10,693	$10,681	$10,892	$10,994
11/30/2016	$11,190	$11,304	$11,352	$11,380	$11,401
12/31/2016	$11,413	$11,587	$11,651	$11,602	$11,627
1/31/2017	$11,485	$11,669	$11,720	$11,820	$11,847
2/28/2017	$11,780	$12,089	$12,121	$12,260	$12,318
3/31/2017	$11,574	$11,965	$11,999	$12,268	$12,332
4/30/2017	$11,619	$11,943	$11,982	$12,398	$12,459
5/31/2017	$11,655	$11,931	$11,942	$12,525	$12,634
6/30/2017	$11,825	$12,126	$12,154	$12,638	$12,713
7/31/2017	$11,933	$12,287	$12,309	$12,876	$12,974
8/31/2017	$11,843	$12,144	$12,154	$12,901	$13,014
9/30/2017	$12,192	$12,504	$12,551	$13,216	$13,283
10/31/2017	$12,317	$12,595	$12,636	$13,504	$13,593
11/30/2017	$12,704	$12,980	$13,021	$13,914	$14,009
12/31/2017	$12,855	$13,170	$13,188	$14,053	$14,165
1/31/2018	$13,451	$13,679	$13,672	$14,794	$14,976
2/28/2018	$12,765	$13,026	$13,017	$14,249	$14,424
3/31/2018	$12,532	$12,797	$12,816	$13,963	$14,058
4/30/2018	$12,492	$12,839	$12,872	$14,016	$14,112
5/31/2018	$12,522	$12,915	$12,999	$14,412	$14,451
6/30/2018	$12,462	$12,947	$13,035	$14,506	$14,540
7/31/2018	$12,987	$13,460	$13,529	$14,987	$15,081
8/31/2018	$13,189	$13,659	$13,738	$15,514	$15,573
9/30/2018	$13,229	$13,686	$13,738	$15,539	$15,662
10/31/2018	$12,522	$12,977	$12,988	$14,395	$14,591
11/30/2018	$12,906	$13,364	$13,363	$14,683	$14,888
12/31/2018	$11,747	$12,081	$12,057	$13,317	$13,544
1/31/2019	$12,553	$13,021	$13,021	$14,460	$14,629
2/28/2019	$12,939	$13,438	$13,444	$14,968	$15,099
3/31/2019	$13,016	$13,523	$13,496	$15,187	$15,393
4/30/2019	$13,491	$14,003	$13,976	$15,793	$16,016
5/31/2019	$12,431	$13,102	$13,061	$14,771	$14,998
6/30/2019	$13,292	$14,043	$13,992	$15,809	$16,055
7/31/2019	$13,513	$14,159	$14,101	$16,044	$16,286
8/31/2019	$13,060	$13,743	$13,662	$15,717	$16,028
9/30/2019	$13,535	$14,233	$14,163	$15,993	$16,328
10/31/2019	$13,557	$14,432	$14,371	$16,337	$16,681
11/30/2019	$14,044	$14,878	$14,808	$16,958	$17,287
12/31/2019	$14,375	$15,288	$15,222	$17,447	$17,809
1/31/2020	$13,970	$14,959	$14,862	$17,428	$17,802
2/29/2020	$12,635	$13,510	$13,423	$16,001	$16,336
3/31/2020	$10,502	$11,201	$11,063	$13,801	$14,319
4/30/2020	$11,691	$12,460	$12,314	$15,629	$16,154
5/31/2020	$12,218	$12,888	$12,732	$16,465	$16,923
6/30/2020	$12,230	$12,802	$12,673	$16,841	$17,260
7/31/2020	$12,684	$13,308	$13,161	$17,797	$18,233
8/31/2020	$13,272	$13,858	$13,714	$19,087	$19,544
9/30/2020	$12,757	$13,518	$13,360	$18,392	$18,801
10/31/2020	$12,659	$13,340	$13,221	$17,995	$18,301
11/30/2020	$14,240	$15,135	$15,045	$20,184	$20,305
12/31/2020	$14,725	$15,715	$15,660	$21,092	$21,085
1/31/2021	$14,651	$15,571	$15,579	$20,998	$20,872
2/28/2021	$15,422	$16,512	$16,556	$21,654	$21,448
3/31/2021	$16,244	$17,484	$17,522	$22,431	$22,387
4/30/2021	$16,904	$18,183	$18,198	$23,587	$23,582
5/31/2021	$17,227	$18,607	$18,633	$23,695	$23,747
6/30/2021	$17,065	$18,394	$18,427	$24,279	$24,301
7/31/2021	$17,265	$18,541	$18,519	$24,689	$24,878
8/31/2021	$17,812	$18,909	$18,895	$25,393	$25,635
9/30/2021	$17,302	$18,251	$18,256	$24,254	$24,443
10/31/2021	$18,298	$19,178	$19,167	$25,894	$26,155
11/30/2021	$17,867	$18,502	$18,493	$25,500	$25,974
12/31/2021	$18,946	$19,669	$19,633	$26,504	$27,138
1/31/2022	$18,386	$19,211	$19,131	$24,945	$25,734
2/28/2022	$18,260	$18,988	$18,943	$24,317	$24,963
3/31/2022	$18,470	$19,524	$19,467	$25,105	$25,890
4/30/2022	$17,237	$18,423	$18,342	$22,852	$23,632
5/31/2022	$17,559	$18,781	$18,699	$22,822	$23,676
6/30/2022	$15,962	$17,140	$17,052	$20,912	$21,721
7/31/2022	$16,971	$18,276	$18,214	$22,874	$23,724
8/31/2022	$16,662	$17,732	$17,669	$22,021	$22,757
9/30/2022	$15,303	$16,177	$16,104	$19,979	$20,661
10/31/2022	$16,999	$17,836	$17,778	$21,617	$22,334
11/30/2022	$17,936	$18,950	$18,854	$22,745	$23,582
12/31/2022	$17,111	$18,186	$18,066	$21,414	$22,223
1/31/2023	$17,921	$19,129	$19,048	$22,888	$23,619
2/28/2023	$17,523	$18,454	$18,390	$22,353	$23,043
3/31/2023	$17,125	$18,369	$18,231	$22,951	$23,889
4/30/2023	$17,435	$18,646	$18,465	$23,196	$24,262
5/31/2023	$16,786	$17,927	$17,771	$23,286	$24,367
6/30/2023	$17,936	$19,118	$18,965	$24,876	$25,977
7/31/2023	$18,717	$19,790	$19,676	$25,768	$26,812
8/31/2023	$18,304	$19,256	$19,120	$25,270	$26,385
9/30/2023	$17,508	$18,513	$18,367	$24,067	$25,127
10/31/2023	$17,111	$17,860	$17,693	$23,429	$24,599
11/30/2023	$18,482	$19,207	$19,043	$25,613	$26,845
12/31/2023	$19,313	$20,271	$20,172	$26,972	$28,065
1/31/2024	$19,476	$20,292	$20,136	$27,271	$28,536
2/29/2024	$20,573	$21,041	$20,874	$28,747	$30,060
3/31/2024	$21,701	$22,092	$21,911	$29,674	$31,027
4/30/2024	$20,766	$21,149	$20,949	$28,369	$29,760
5/31/2024	$21,448	$21,819	$21,630	$29,709	$31,236
6/30/2024	$21,389	$21,614	$21,418	$30,629	$32,356
7/31/2024	$22,383	$22,719	$22,587	$31,198	$32,750
8/31/2024	$22,872	$23,328	$23,139	$31,877	$33,545
9/30/2024	$22,991	$23,652	$23,445	$32,537	$34,261
10/31/2024	$23,036	$23,392	$23,182	$32,298	$33,950

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class R3 at NAV	34.63%	11.18%	8.70%
Russell 1000 Value Index	30.98%	10.14%	8.87%
Russell 3000 Value Index	31.02%	10.04%	8.77%
Russell 3000 Index	37.86%	14.60%	12.44%
S&P 500 IndexFootnote Reference*	38.02%	15.27%	13.00%
Footnote	Description
Footnote*	The Fund has adopted the S&P 500 Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of October 31, 2024)

Total Net Assets	$1,961,501,153
# of Portfolio Holdings	60
Portfolio Turnover Rate	39%
Total Advisory Fees Paid	$10,391,229

What did the Fund invest in?

(as of October 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	2.88%
Consumer Discretionary	6.52%
Consumer Staples	3.30%
Energy	7.23%
Financials	28.34%
Health Care	15.69%
Industrials	14.38%
Information Technology	8.96%
Materials	4.07%
Real Estate	3.97%
Utilities	3.95%
Repurchase Agreements	0.71%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R3

LAVRX

Lord Abbett Fundamental Equity Fund

Annual Shareholder Report

October 31, 2024

lordabbett.com/FundDocuments

TSR-A-2068-R3

12/24

Class R4

LAVSX

Lord Abbett Fundamental Equity Fund

Annual Shareholder Report

October 31, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Fundamental Equity Fund for the period of November 1, 2023 to October 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$113	0.96%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Fund returned 34.96%, reflecting performance at the net asset value (NAV) of Class R4 shares, compared to the 30.98% of a securities market index with investment characteristics similar to those of the Fund, the Russell 1000 Value Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 38.02% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve (Fed) lowering its policy rate by 50 basis points in September. There were also increased expectations for further rate cuts in 2024, which was influenced by mixed economic data, including softer consumer price index (CPI) reports and fluctuating job market indicators, which sparked recession fears but were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to Taiwan Semiconductor Manufacturing Co., Ltd. Security selection within the Industrials sector also contributed to relative performance, led by an overweight allocation to EMCOR Group, Inc.

Top detractors from performance: Security selection within the Health Care sector detracted from relative performance, led by an overweight allocation to Molina Healthcare Inc. Security selection within the Communication Services sector also detracted from relative performance, led by an overweight allocation to Comcast Corporation.

Fund Performance

Total Return Based on $10,000 Investment

	Class R4	Russell 1000 Value Index	Russell 3000 Value Index	Russell 3000 Index	S&P 500 Index
6/30/2015	$10,000	$10,000	$10,000	$10,000	$10,000
7/31/2015	$10,052	$10,044	$10,017	$10,167	$10,210
8/31/2015	$9,393	$9,446	$9,429	$9,553	$9,594
9/30/2015	$9,120	$9,161	$9,141	$9,275	$9,356
10/31/2015	$9,852	$9,852	$9,817	$10,008	$10,145
11/30/2015	$9,872	$9,889	$9,873	$10,063	$10,176
12/31/2015	$9,650	$9,677	$9,636	$9,857	$10,015
1/31/2016	$9,108	$9,177	$9,126	$9,300	$9,518
2/29/2016	$9,042	$9,174	$9,129	$9,297	$9,505
3/31/2016	$9,609	$9,835	$9,794	$9,952	$10,150
4/30/2016	$9,888	$10,042	$10,000	$10,014	$10,189
5/31/2016	$10,060	$10,198	$10,158	$10,193	$10,372
6/30/2016	$10,060	$10,286	$10,242	$10,214	$10,399
7/31/2016	$10,331	$10,585	$10,558	$10,619	$10,783
8/31/2016	$10,430	$10,666	$10,653	$10,646	$10,798
9/30/2016	$10,446	$10,644	$10,638	$10,663	$10,800
10/31/2016	$10,282	$10,479	$10,460	$10,432	$10,603
11/30/2016	$10,950	$11,078	$11,117	$10,899	$10,996
12/31/2016	$11,167	$11,355	$11,409	$11,112	$11,213
1/31/2017	$11,245	$11,436	$11,477	$11,321	$11,426
2/28/2017	$11,539	$11,847	$11,870	$11,742	$11,879
3/31/2017	$11,340	$11,726	$11,750	$11,750	$11,893
4/30/2017	$11,384	$11,704	$11,734	$11,875	$12,015
5/31/2017	$11,418	$11,692	$11,694	$11,996	$12,184
6/30/2017	$11,591	$11,883	$11,902	$12,104	$12,260
7/31/2017	$11,695	$12,041	$12,054	$12,333	$12,512
8/31/2017	$11,617	$11,901	$11,902	$12,356	$12,551
9/30/2017	$11,955	$12,254	$12,290	$12,658	$12,810
10/31/2017	$12,077	$12,343	$12,374	$12,934	$13,109
11/30/2017	$12,466	$12,721	$12,751	$13,327	$13,511
12/31/2017	$12,622	$12,906	$12,914	$13,460	$13,661
1/31/2018	$13,200	$13,405	$13,388	$14,169	$14,443
2/28/2018	$12,534	$12,765	$12,747	$13,647	$13,911
3/31/2018	$12,309	$12,541	$12,550	$13,373	$13,557
4/30/2018	$12,270	$12,582	$12,605	$13,424	$13,609
5/31/2018	$12,299	$12,657	$12,729	$13,803	$13,937
6/30/2018	$12,240	$12,688	$12,765	$13,893	$14,023
7/31/2018	$12,769	$13,190	$13,249	$14,354	$14,544
8/31/2018	$12,965	$13,385	$13,453	$14,858	$15,018
9/30/2018	$13,014	$13,412	$13,453	$14,883	$15,104
10/31/2018	$12,319	$12,717	$12,719	$13,787	$14,072
11/30/2018	$12,701	$13,097	$13,086	$14,063	$14,358
12/31/2018	$11,554	$11,839	$11,807	$12,754	$13,062
1/31/2019	$12,358	$12,761	$12,751	$13,849	$14,109
2/28/2019	$12,734	$13,169	$13,165	$14,336	$14,562
3/31/2019	$12,809	$13,252	$13,216	$14,545	$14,845
4/30/2019	$13,281	$13,722	$13,687	$15,126	$15,446
5/31/2019	$12,240	$12,840	$12,790	$14,147	$14,464
6/30/2019	$13,098	$13,762	$13,701	$15,141	$15,483
7/31/2019	$13,324	$13,876	$13,809	$15,366	$15,706
8/31/2019	$12,873	$13,468	$13,378	$15,053	$15,457
9/30/2019	$13,345	$13,948	$13,869	$15,317	$15,746
10/31/2019	$13,366	$14,143	$14,073	$15,647	$16,087
11/30/2019	$13,841	$14,581	$14,501	$16,242	$16,671
12/31/2019	$14,175	$14,982	$14,907	$16,711	$17,175
1/31/2020	$13,781	$14,659	$14,554	$16,692	$17,168
2/29/2020	$12,470	$13,240	$13,144	$15,326	$15,755
3/31/2020	$10,360	$10,977	$10,834	$13,218	$13,809
4/30/2020	$11,540	$12,211	$12,059	$14,969	$15,579
5/31/2020	$12,065	$12,630	$12,468	$15,769	$16,321
6/30/2020	$12,088	$12,546	$12,411	$16,130	$16,645
7/31/2020	$12,530	$13,042	$12,888	$17,046	$17,584
8/31/2020	$13,114	$13,581	$13,430	$18,281	$18,848
9/30/2020	$12,601	$13,247	$13,083	$17,615	$18,132
10/31/2020	$12,518	$13,073	$12,947	$17,235	$17,650
11/30/2020	$14,088	$14,832	$14,733	$19,331	$19,582
12/31/2020	$14,561	$15,400	$15,335	$20,201	$20,335
1/31/2021	$14,488	$15,259	$15,256	$20,111	$20,129
2/28/2021	$15,252	$16,182	$16,212	$20,740	$20,684
3/31/2021	$16,076	$17,134	$17,158	$21,483	$21,590
4/30/2021	$16,731	$17,819	$17,821	$22,591	$22,742
5/31/2021	$17,046	$18,235	$18,246	$22,694	$22,901
6/30/2021	$16,889	$18,026	$18,045	$23,253	$23,436
7/31/2021	$17,095	$18,170	$18,135	$23,647	$23,993
8/31/2021	$17,640	$18,531	$18,503	$24,321	$24,722
9/30/2021	$17,143	$17,885	$17,877	$23,230	$23,572
10/31/2021	$18,125	$18,794	$18,770	$24,801	$25,224
11/30/2021	$17,698	$18,131	$18,110	$24,423	$25,049
12/31/2021	$18,777	$19,275	$19,226	$25,385	$26,172
1/31/2022	$18,231	$18,826	$18,734	$23,891	$24,817
2/28/2022	$18,094	$18,608	$18,550	$23,290	$24,074
3/31/2022	$18,312	$19,133	$19,063	$24,045	$24,968
4/30/2022	$17,097	$18,054	$17,962	$21,887	$22,791
5/31/2022	$17,425	$18,405	$18,311	$21,858	$22,833
6/30/2022	$15,841	$16,797	$16,698	$20,029	$20,948
7/31/2022	$16,838	$17,911	$17,836	$21,908	$22,879
8/31/2022	$16,537	$17,377	$17,303	$21,091	$21,946
9/30/2022	$15,199	$15,853	$15,770	$19,135	$19,925
10/31/2022	$16,892	$17,479	$17,409	$20,704	$21,538
11/30/2022	$17,814	$18,571	$18,463	$21,785	$22,742
12/31/2022	$17,008	$17,822	$17,691	$20,509	$21,432
1/31/2023	$17,814	$18,746	$18,653	$21,922	$22,778
2/28/2023	$17,411	$18,085	$18,009	$21,409	$22,223
3/31/2023	$17,023	$18,002	$17,853	$21,982	$23,038
4/30/2023	$17,339	$18,273	$18,082	$22,216	$23,398
5/31/2023	$16,706	$17,568	$17,403	$22,302	$23,500
6/30/2023	$17,843	$18,735	$18,572	$23,825	$25,053
7/31/2023	$18,634	$19,394	$19,268	$24,679	$25,857
8/31/2023	$18,217	$18,870	$18,723	$24,203	$25,446
9/30/2023	$17,426	$18,142	$17,986	$23,050	$24,232
10/31/2023	$17,037	$17,502	$17,326	$22,439	$23,723
11/30/2023	$18,407	$18,823	$18,648	$24,532	$25,889
12/31/2023	$19,234	$19,865	$19,753	$25,833	$27,066
1/31/2024	$19,394	$19,886	$19,719	$26,119	$27,520
2/29/2024	$20,497	$20,619	$20,441	$27,533	$28,990
3/31/2024	$21,629	$21,650	$21,456	$28,421	$29,923
4/30/2024	$20,715	$20,725	$20,514	$27,170	$28,700
5/31/2024	$21,397	$21,382	$21,182	$28,454	$30,124
6/30/2024	$21,324	$21,181	$20,974	$29,335	$31,204
7/31/2024	$22,326	$22,264	$22,119	$29,880	$31,584
8/31/2024	$22,834	$22,861	$22,660	$30,531	$32,350
9/30/2024	$22,950	$23,179	$22,959	$31,162	$33,041
10/31/2024	$22,994	$22,924	$22,701	$30,934	$32,742

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 6/30/15
Class R4 at NAV	34.96%	11.46%	9.33%
Russell 1000 Value Index	30.98%	10.14%	9.29%
Russell 3000 Value Index	31.02%	10.04%	9.18%
Russell 3000 Index	37.86%	14.60%	12.86%
S&P 500 IndexFootnote Reference*	38.02%	15.27%	13.54%
Footnote	Description
Footnote*	The Fund has adopted the S&P 500 Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of October 31, 2024)

Total Net Assets	$1,961,501,153
# of Portfolio Holdings	60
Portfolio Turnover Rate	39%
Total Advisory Fees Paid	$10,391,229

What did the Fund invest in?

(as of October 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	2.88%
Consumer Discretionary	6.52%
Consumer Staples	3.30%
Energy	7.23%
Financials	28.34%
Health Care	15.69%
Industrials	14.38%
Information Technology	8.96%
Materials	4.07%
Real Estate	3.97%
Utilities	3.95%
Repurchase Agreements	0.71%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R4

LAVSX

Lord Abbett Fundamental Equity Fund

Annual Shareholder Report

October 31, 2024

lordabbett.com/FundDocuments

TSR-A-8718-R4

12/24

Class R5

LAVTX

Lord Abbett Fundamental Equity Fund

Annual Shareholder Report

October 31, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Fundamental Equity Fund for the period of November 1, 2023 to October 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$82	0.70%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Fund returned 35.31%, reflecting performance at the net asset value (NAV) of Class R5 shares, compared to the 30.98% of a securities market index with investment characteristics similar to those of the Fund, the Russell 1000 Value Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 38.02% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve (Fed) lowering its policy rate by 50 basis points in September. There were also increased expectations for further rate cuts in 2024, which was influenced by mixed economic data, including softer consumer price index (CPI) reports and fluctuating job market indicators, which sparked recession fears but were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to Taiwan Semiconductor Manufacturing Co., Ltd. Security selection within the Industrials sector also contributed to relative performance, led by an overweight allocation to EMCOR Group, Inc.

Top detractors from performance: Security selection within the Health Care sector detracted from relative performance, led by an overweight allocation to Molina Healthcare Inc. Security selection within the Communication Services sector also detracted from relative performance, led by an overweight allocation to Comcast Corporation.

Fund Performance

Total Return Based on $10,000 Investment

	Class R5	Russell 1000 Value Index	Russell 3000 Value Index	Russell 3000 Index	S&P 500 Index
6/30/2015	$10,000	$10,000	$10,000	$10,000	$10,000
7/31/2015	$10,051	$10,044	$10,017	$10,167	$10,210
8/31/2015	$9,397	$9,446	$9,429	$9,553	$9,594
9/30/2015	$9,125	$9,161	$9,141	$9,275	$9,356
10/31/2015	$9,860	$9,852	$9,817	$10,008	$10,145
11/30/2015	$9,885	$9,889	$9,873	$10,063	$10,176
12/31/2015	$9,656	$9,677	$9,636	$9,857	$10,015
1/31/2016	$9,117	$9,177	$9,126	$9,300	$9,518
2/29/2016	$9,051	$9,174	$9,129	$9,297	$9,505
3/31/2016	$9,623	$9,835	$9,794	$9,952	$10,150
4/30/2016	$9,909	$10,042	$10,000	$10,014	$10,189
5/31/2016	$10,081	$10,198	$10,158	$10,193	$10,372
6/30/2016	$10,081	$10,286	$10,242	$10,214	$10,399
7/31/2016	$10,358	$10,585	$10,558	$10,619	$10,783
8/31/2016	$10,465	$10,666	$10,653	$10,646	$10,798
9/30/2016	$10,473	$10,644	$10,638	$10,663	$10,800
10/31/2016	$10,318	$10,479	$10,460	$10,432	$10,603
11/30/2016	$10,983	$11,078	$11,117	$10,899	$10,996
12/31/2016	$11,208	$11,355	$11,409	$11,112	$11,213
1/31/2017	$11,285	$11,436	$11,477	$11,321	$11,426
2/28/2017	$11,587	$11,847	$11,870	$11,742	$11,879
3/31/2017	$11,389	$11,726	$11,750	$11,750	$11,893
4/30/2017	$11,432	$11,704	$11,734	$11,875	$12,015
5/31/2017	$11,466	$11,692	$11,694	$11,996	$12,184
6/30/2017	$11,647	$11,883	$11,902	$12,104	$12,260
7/31/2017	$11,751	$12,041	$12,054	$12,333	$12,512
8/31/2017	$11,673	$11,901	$11,902	$12,356	$12,551
9/30/2017	$12,027	$12,254	$12,290	$12,658	$12,810
10/31/2017	$12,147	$12,343	$12,374	$12,934	$13,109
11/30/2017	$12,541	$12,721	$12,751	$13,327	$13,511
12/31/2017	$12,697	$12,906	$12,914	$13,460	$13,661
1/31/2018	$13,282	$13,405	$13,388	$14,169	$14,443
2/28/2018	$12,609	$12,765	$12,747	$13,647	$13,911
3/31/2018	$12,395	$12,541	$12,550	$13,373	$13,557
4/30/2018	$12,356	$12,582	$12,605	$13,424	$13,609
5/31/2018	$12,385	$12,657	$12,729	$13,803	$13,937
6/30/2018	$12,336	$12,688	$12,765	$13,893	$14,023
7/31/2018	$12,863	$13,190	$13,249	$14,354	$14,544
8/31/2018	$13,067	$13,385	$13,453	$14,858	$15,018
9/30/2018	$13,116	$13,412	$13,453	$14,883	$15,104
10/31/2018	$12,424	$12,717	$12,719	$13,787	$14,072
11/30/2018	$12,807	$13,097	$13,086	$14,063	$14,358
12/31/2018	$11,662	$11,839	$11,807	$12,754	$13,062
1/31/2019	$12,464	$12,761	$12,751	$13,849	$14,109
2/28/2019	$12,849	$13,169	$13,165	$14,336	$14,562
3/31/2019	$12,935	$13,252	$13,216	$14,545	$14,845
4/30/2019	$13,406	$13,722	$13,687	$15,126	$15,446
5/31/2019	$12,368	$12,840	$12,790	$14,147	$14,464
6/30/2019	$13,224	$13,762	$13,701	$15,141	$15,483
7/31/2019	$13,459	$13,876	$13,809	$15,366	$15,706
8/31/2019	$13,010	$13,468	$13,378	$15,053	$15,457
9/30/2019	$13,481	$13,948	$13,869	$15,317	$15,746
10/31/2019	$13,513	$14,143	$14,073	$15,647	$16,087
11/30/2019	$14,001	$14,581	$14,501	$16,242	$16,671
12/31/2019	$14,334	$14,982	$14,907	$16,711	$17,175
1/31/2020	$13,941	$14,659	$14,554	$16,692	$17,168
2/29/2020	$12,620	$13,240	$13,144	$15,326	$15,755
3/31/2020	$10,489	$10,977	$10,834	$13,218	$13,809
4/30/2020	$11,679	$12,211	$12,059	$14,969	$15,579
5/31/2020	$12,215	$12,630	$12,468	$15,769	$16,321
6/30/2020	$12,239	$12,546	$12,411	$16,130	$16,645
7/31/2020	$12,691	$13,042	$12,888	$17,046	$17,584
8/31/2020	$13,287	$13,581	$13,430	$18,281	$18,848
9/30/2020	$12,775	$13,247	$13,083	$17,615	$18,132
10/31/2020	$12,691	$13,073	$12,947	$17,235	$17,650
11/30/2020	$14,283	$14,832	$14,733	$19,331	$19,582
12/31/2020	$14,768	$15,400	$15,335	$20,201	$20,335
1/31/2021	$14,696	$15,259	$15,256	$20,111	$20,129
2/28/2021	$15,473	$16,182	$16,212	$20,740	$20,684
3/31/2021	$16,311	$17,134	$17,158	$21,483	$21,590
4/30/2021	$16,979	$17,819	$17,821	$22,591	$22,742
5/31/2021	$17,307	$18,235	$18,246	$22,694	$22,901
6/30/2021	$17,149	$18,026	$18,045	$23,253	$23,436
7/31/2021	$17,355	$18,170	$18,135	$23,647	$23,993
8/31/2021	$17,914	$18,531	$18,503	$24,321	$24,722
9/30/2021	$17,416	$17,885	$17,877	$23,230	$23,572
10/31/2021	$18,424	$18,794	$18,770	$24,801	$25,224
11/30/2021	$17,995	$18,131	$18,110	$24,423	$25,049
12/31/2021	$19,090	$19,275	$19,226	$25,385	$26,172
1/31/2022	$18,529	$18,826	$18,734	$23,891	$24,817
2/28/2022	$18,405	$18,608	$18,550	$23,290	$24,074
3/31/2022	$18,638	$19,133	$19,063	$24,045	$24,968
4/30/2022	$17,392	$18,054	$17,962	$21,887	$22,791
5/31/2022	$17,734	$18,405	$18,311	$21,858	$22,833
6/30/2022	$16,132	$16,797	$16,698	$20,029	$20,948
7/31/2022	$17,146	$17,911	$17,836	$21,908	$22,879
8/31/2022	$16,844	$17,377	$17,303	$21,091	$21,946
9/30/2022	$15,489	$15,853	$15,770	$19,135	$19,925
10/31/2022	$17,200	$17,479	$17,409	$20,704	$21,538
11/30/2022	$18,154	$18,571	$18,463	$21,785	$22,742
12/31/2022	$17,330	$17,822	$17,691	$20,509	$21,432
1/31/2023	$18,154	$18,746	$18,653	$21,922	$22,778
2/28/2023	$17,749	$18,085	$18,009	$21,409	$22,223
3/31/2023	$17,359	$18,002	$17,853	$21,982	$23,038
4/30/2023	$17,677	$18,273	$18,082	$22,216	$23,398
5/31/2023	$17,041	$17,568	$17,403	$22,302	$23,500
6/30/2023	$18,212	$18,735	$18,572	$23,825	$25,053
7/31/2023	$19,021	$19,394	$19,268	$24,679	$25,857
8/31/2023	$18,602	$18,870	$18,723	$24,203	$25,446
9/30/2023	$17,793	$18,142	$17,986	$23,050	$24,232
10/31/2023	$17,402	$17,502	$17,326	$22,439	$23,723
11/30/2023	$18,797	$18,823	$18,648	$24,532	$25,889
12/31/2023	$19,645	$19,865	$19,753	$25,833	$27,066
1/31/2024	$19,820	$19,886	$19,719	$26,119	$27,520
2/29/2024	$20,960	$20,619	$20,441	$27,533	$28,990
3/31/2024	$22,100	$21,650	$21,456	$28,421	$29,923
4/30/2024	$21,180	$20,725	$20,514	$27,170	$28,700
5/31/2024	$21,881	$21,382	$21,182	$28,454	$30,124
6/30/2024	$21,823	$21,181	$20,974	$29,335	$31,204
7/31/2024	$22,846	$22,264	$22,119	$29,880	$31,584
8/31/2024	$23,357	$22,861	$22,660	$30,531	$32,350
9/30/2024	$23,489	$23,179	$22,959	$31,162	$33,041
10/31/2024	$23,547	$22,924	$22,701	$30,934	$32,742

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 6/30/15
Class R5 at NAV	35.31%	11.75%	9.61%
Russell 1000 Value Index	30.98%	10.14%	9.29%
Russell 3000 Value Index	31.02%	10.04%	9.18%
Russell 3000 Index	37.86%	14.60%	12.86%
S&P 500 IndexFootnote Reference*	38.02%	15.27%	13.54%
Footnote	Description
Footnote*	The Fund has adopted the S&P 500 Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of October 31, 2024)

Total Net Assets	$1,961,501,153
# of Portfolio Holdings	60
Portfolio Turnover Rate	39%
Total Advisory Fees Paid	$10,391,229

What did the Fund invest in?

(as of October 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	2.88%
Consumer Discretionary	6.52%
Consumer Staples	3.30%
Energy	7.23%
Financials	28.34%
Health Care	15.69%
Industrials	14.38%
Information Technology	8.96%
Materials	4.07%
Real Estate	3.97%
Utilities	3.95%
Repurchase Agreements	0.71%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R5

LAVTX

Lord Abbett Fundamental Equity Fund

Annual Shareholder Report

October 31, 2024

lordabbett.com/FundDocuments

TSR-A-8750-R5

12/24

Class R6

LAVVX

Lord Abbett Fundamental Equity Fund

Annual Shareholder Report

October 31, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Fundamental Equity Fund for the period of November 1, 2023 to October 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$74	0.63%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Fund returned 35.42%, reflecting performance at the net asset value (NAV) of Class R6 shares, compared to the 30.98% of a securities market index with investment characteristics similar to those of the Fund, the Russell 1000 Value Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 38.02% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve (Fed) lowering its policy rate by 50 basis points in September. There were also increased expectations for further rate cuts in 2024, which was influenced by mixed economic data, including softer consumer price index (CPI) reports and fluctuating job market indicators, which sparked recession fears but were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to Taiwan Semiconductor Manufacturing Co., Ltd. Security selection within the Industrials sector also contributed to relative performance, led by an overweight allocation to EMCOR Group, Inc.

Top detractors from performance: Security selection within the Health Care sector detracted from relative performance, led by an overweight allocation to Molina Healthcare Inc. Security selection within the Communication Services sector also detracted from relative performance, led by an overweight allocation to Comcast Corporation.

Fund Performance

Total Return Based on $10,000 Investment

	Class R6	Russell 1000 Value Index	Russell 3000 Value Index	Russell 3000 Index	S&P 500 Index
6/30/2015	$10,000	$10,000	$10,000	$10,000	$10,000
7/31/2015	$10,051	$10,044	$10,017	$10,167	$10,210
8/31/2015	$9,397	$9,446	$9,429	$9,553	$9,594
9/30/2015	$9,132	$9,161	$9,141	$9,275	$9,356
10/31/2015	$9,860	$9,852	$9,817	$10,008	$10,145
11/30/2015	$9,886	$9,889	$9,873	$10,063	$10,176
12/31/2015	$9,665	$9,677	$9,636	$9,857	$10,015
1/31/2016	$9,126	$9,177	$9,126	$9,300	$9,518
2/29/2016	$9,060	$9,174	$9,129	$9,297	$9,505
3/31/2016	$9,632	$9,835	$9,794	$9,952	$10,150
4/30/2016	$9,918	$10,042	$10,000	$10,014	$10,189
5/31/2016	$10,098	$10,198	$10,158	$10,193	$10,372
6/30/2016	$10,098	$10,286	$10,242	$10,214	$10,399
7/31/2016	$10,368	$10,585	$10,558	$10,619	$10,783
8/31/2016	$10,474	$10,666	$10,653	$10,646	$10,798
9/30/2016	$10,490	$10,644	$10,638	$10,663	$10,800
10/31/2016	$10,327	$10,479	$10,460	$10,432	$10,603
11/30/2016	$11,002	$11,078	$11,117	$10,899	$10,996
12/31/2016	$11,226	$11,355	$11,409	$11,112	$11,213
1/31/2017	$11,303	$11,436	$11,477	$11,321	$11,426
2/28/2017	$11,605	$11,847	$11,870	$11,742	$11,879
3/31/2017	$11,416	$11,726	$11,750	$11,750	$11,893
4/30/2017	$11,459	$11,704	$11,734	$11,875	$12,015
5/31/2017	$11,493	$11,692	$11,694	$11,996	$12,184
6/30/2017	$11,674	$11,883	$11,902	$12,104	$12,260
7/31/2017	$11,778	$12,041	$12,054	$12,333	$12,512
8/31/2017	$11,700	$11,901	$11,902	$12,356	$12,551
9/30/2017	$12,054	$12,254	$12,290	$12,658	$12,810
10/31/2017	$12,183	$12,343	$12,374	$12,934	$13,109
11/30/2017	$12,568	$12,721	$12,751	$13,327	$13,511
12/31/2017	$12,733	$12,906	$12,914	$13,460	$13,661
1/31/2018	$13,328	$13,405	$13,388	$14,169	$14,443
2/28/2018	$12,655	$12,765	$12,747	$13,647	$13,911
3/31/2018	$12,431	$12,541	$12,550	$13,373	$13,557
4/30/2018	$12,402	$12,582	$12,605	$13,424	$13,609
5/31/2018	$12,431	$12,657	$12,729	$13,803	$13,937
6/30/2018	$12,373	$12,688	$12,765	$13,893	$14,023
7/31/2018	$12,909	$13,190	$13,249	$14,354	$14,544
8/31/2018	$13,114	$13,385	$13,453	$14,858	$15,018
9/30/2018	$13,162	$13,412	$13,453	$14,883	$15,104
10/31/2018	$12,470	$12,717	$12,719	$13,787	$14,072
11/30/2018	$12,855	$13,097	$13,086	$14,063	$14,358
12/31/2018	$11,700	$11,839	$11,807	$12,754	$13,062
1/31/2019	$12,512	$12,761	$12,751	$13,849	$14,109
2/28/2019	$12,897	$13,169	$13,165	$14,336	$14,562
3/31/2019	$12,983	$13,252	$13,216	$14,545	$14,845
4/30/2019	$13,464	$13,722	$13,687	$15,126	$15,446
5/31/2019	$12,416	$12,840	$12,790	$14,147	$14,464
6/30/2019	$13,282	$13,762	$13,701	$15,141	$15,483
7/31/2019	$13,518	$13,876	$13,809	$15,366	$15,706
8/31/2019	$13,068	$13,468	$13,378	$15,053	$15,457
9/30/2019	$13,539	$13,948	$13,869	$15,317	$15,746
10/31/2019	$13,571	$14,143	$14,073	$15,647	$16,087
11/30/2019	$14,061	$14,581	$14,501	$16,242	$16,671
12/31/2019	$14,406	$14,982	$14,907	$16,711	$17,175
1/31/2020	$14,002	$14,659	$14,554	$16,692	$17,168
2/29/2020	$12,681	$13,240	$13,144	$15,326	$15,755
3/31/2020	$10,540	$10,977	$10,834	$13,218	$13,809
4/30/2020	$11,729	$12,211	$12,059	$14,969	$15,579
5/31/2020	$12,265	$12,630	$12,468	$15,769	$16,321
6/30/2020	$12,289	$12,546	$12,411	$16,130	$16,645
7/31/2020	$12,753	$13,042	$12,888	$17,046	$17,584
8/31/2020	$13,347	$13,581	$13,430	$18,281	$18,848
9/30/2020	$12,836	$13,247	$13,083	$17,615	$18,132
10/31/2020	$12,753	$13,073	$12,947	$17,235	$17,650
11/30/2020	$14,344	$14,832	$14,733	$19,331	$19,582
12/31/2020	$14,842	$15,400	$15,335	$20,201	$20,335
1/31/2021	$14,769	$15,259	$15,256	$20,111	$20,129
2/28/2021	$15,546	$16,182	$16,212	$20,740	$20,684
3/31/2021	$16,395	$17,134	$17,158	$21,483	$21,590
4/30/2021	$17,063	$17,819	$17,821	$22,591	$22,742
5/31/2021	$17,402	$18,235	$18,246	$22,694	$22,901
6/30/2021	$17,245	$18,026	$18,045	$23,253	$23,436
7/31/2021	$17,451	$18,170	$18,135	$23,647	$23,993
8/31/2021	$18,009	$18,531	$18,503	$24,321	$24,722
9/30/2021	$17,512	$17,885	$17,877	$23,230	$23,572
10/31/2021	$18,531	$18,794	$18,770	$24,801	$25,224
11/30/2021	$18,092	$18,131	$18,110	$24,423	$25,049
12/31/2021	$19,200	$19,275	$19,226	$25,385	$26,172
1/31/2022	$18,639	$18,826	$18,734	$23,891	$24,817
2/28/2022	$18,516	$18,608	$18,550	$23,290	$24,074
3/31/2022	$18,749	$19,133	$19,063	$24,045	$24,968
4/30/2022	$17,504	$18,054	$17,962	$21,887	$22,791
5/31/2022	$17,846	$18,405	$18,311	$21,858	$22,833
6/30/2022	$16,232	$16,797	$16,698	$20,029	$20,948
7/31/2022	$17,258	$17,911	$17,836	$21,908	$22,879
8/31/2022	$16,944	$17,377	$17,303	$21,091	$21,946
9/30/2022	$15,590	$15,853	$15,770	$19,135	$19,925
10/31/2022	$17,313	$17,479	$17,409	$20,704	$21,538
11/30/2022	$18,282	$18,571	$18,463	$21,785	$22,742
12/31/2022	$17,445	$17,822	$17,691	$20,509	$21,432
1/31/2023	$18,282	$18,746	$18,653	$21,922	$22,778
2/28/2023	$17,878	$18,085	$18,009	$21,409	$22,223
3/31/2023	$17,488	$18,002	$17,853	$21,982	$23,038
4/30/2023	$17,806	$18,273	$18,082	$22,216	$23,398
5/31/2023	$17,156	$17,568	$17,403	$22,302	$23,500
6/30/2023	$18,339	$18,735	$18,572	$23,825	$25,053
7/31/2023	$19,147	$19,394	$19,268	$24,679	$25,857
8/31/2023	$18,729	$18,870	$18,723	$24,203	$25,446
9/30/2023	$17,921	$18,142	$17,986	$23,050	$24,232
10/31/2023	$17,531	$17,502	$17,326	$22,439	$23,723
11/30/2023	$18,940	$18,823	$18,648	$24,532	$25,889
12/31/2023	$19,801	$19,865	$19,753	$25,833	$27,066
1/31/2024	$19,976	$19,886	$19,719	$26,119	$27,520
2/29/2024	$21,114	$20,619	$20,441	$27,533	$28,990
3/31/2024	$22,282	$21,650	$21,456	$28,421	$29,923
4/30/2024	$21,333	$20,725	$20,514	$27,170	$28,700
5/31/2024	$22,048	$21,382	$21,182	$28,454	$30,124
6/30/2024	$21,990	$21,181	$20,974	$29,335	$31,204
7/31/2024	$23,026	$22,264	$22,119	$29,880	$31,584
8/31/2024	$23,551	$22,861	$22,660	$30,531	$32,350
9/30/2024	$23,682	$23,179	$22,959	$31,162	$33,041
10/31/2024	$23,741	$22,924	$22,701	$30,934	$32,742

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 6/30/15
Class R6 at NAV	35.42%	11.83%	9.70%
Russell 1000 Value Index	30.98%	10.14%	9.29%
Russell 3000 Value Index	31.02%	10.04%	9.18%
Russell 3000 Index	37.86%	14.60%	12.86%
S&P 500 IndexFootnote Reference*	38.02%	15.27%	13.54%
Footnote	Description
Footnote*	The Fund has adopted the S&P 500 Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of October 31, 2024)

Total Net Assets	$1,961,501,153
# of Portfolio Holdings	60
Portfolio Turnover Rate	39%
Total Advisory Fees Paid	$10,391,229

What did the Fund invest in?

(as of October 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	2.88%
Consumer Discretionary	6.52%
Consumer Staples	3.30%
Energy	7.23%
Financials	28.34%
Health Care	15.69%
Industrials	14.38%
Information Technology	8.96%
Materials	4.07%
Real Estate	3.97%
Utilities	3.95%
Repurchase Agreements	0.71%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R6

LAVVX

Lord Abbett Fundamental Equity Fund

Annual Shareholder Report

October 31, 2024

lordabbett.com/FundDocuments

TSR-A-8782-R6

12/24

Class A

LGLAX

Lord Abbett Growth Leaders Fund

Annual Shareholder Report

October 31, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Growth Leaders Fund for the period of November 1, 2023 to October 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$114	0.90%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Fund returned 54.39%, reflecting performance at the net asset value (NAV) of Class A shares, compared to the 43.77% of a securities market index with investment characteristics similar to those of the Fund, the Russell 1000 Growth Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 38.02% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve (Fed) lowering its policy rate by 50 basis points in September. There were also increased market expectations for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to these expectations of rate cuts, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to NVIDIA Corporation. Security selection within the Industrials sector also contributed to relative performance, led by an overweight allocation to Axon Enterprise, Inc.

Top detractors from performance: Security selection within the Financials sector detracted from relative performance, led by an overweight allocation to Coinbase Global, Inc. Within the Health Care sector, an overweight allocation to Springworks Therapeutics, Inc., also detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class A with load	Russell 1000 Growth Index	Russell 3000 Growth Index	S&P 500 Index
10/31/2014	$9,424	$10,000	$10,000	$10,000
11/30/2014	$9,691	$10,317	$10,298	$10,269
12/31/2014	$9,553	$10,209	$10,221	$10,243
1/31/2015	$9,401	$10,053	$10,059	$9,936
2/28/2015	$10,063	$10,723	$10,733	$10,507
3/31/2015	$10,002	$10,601	$10,635	$10,340
4/30/2015	$9,803	$10,654	$10,659	$10,440
5/31/2015	$10,154	$10,804	$10,828	$10,574
6/30/2015	$10,123	$10,614	$10,663	$10,369
7/31/2015	$10,530	$10,974	$10,999	$10,586
8/31/2015	$9,721	$10,307	$10,317	$9,948
9/30/2015	$9,501	$10,052	$10,031	$9,702
10/31/2015	$10,257	$10,918	$10,872	$10,520
11/30/2015	$10,273	$10,949	$10,930	$10,551
12/31/2015	$10,191	$10,788	$10,742	$10,385
1/31/2016	$9,534	$10,186	$10,100	$9,869
2/29/2016	$9,294	$10,181	$10,091	$9,856
3/31/2016	$9,792	$10,868	$10,778	$10,525
4/30/2016	$9,688	$10,769	$10,694	$10,566
5/31/2016	$9,915	$10,978	$10,907	$10,755
6/30/2016	$9,856	$10,935	$10,864	$10,783
7/31/2016	$10,341	$11,451	$11,391	$11,181
8/31/2016	$10,300	$11,394	$11,348	$11,196
9/30/2016	$10,449	$11,436	$11,399	$11,199
10/31/2016	$10,159	$11,167	$11,098	$10,994
11/30/2016	$10,282	$11,410	$11,394	$11,401
12/31/2016	$10,250	$11,551	$11,536	$11,627
1/31/2017	$10,631	$11,941	$11,909	$11,847
2/28/2017	$10,957	$12,437	$12,388	$12,318
3/31/2017	$11,070	$12,580	$12,532	$12,332
4/30/2017	$11,319	$12,868	$12,814	$12,459
5/31/2017	$11,831	$13,203	$13,114	$12,634
6/30/2017	$11,745	$13,168	$13,115	$12,713
7/31/2017	$12,153	$13,518	$13,445	$12,974
8/31/2017	$12,371	$13,766	$13,671	$13,014
9/30/2017	$12,511	$13,945	$13,892	$13,283
10/31/2017	$13,127	$14,485	$14,405	$13,593
11/30/2017	$13,442	$14,925	$14,841	$14,009
12/31/2017	$13,447	$15,041	$14,949	$14,165
1/31/2018	$14,485	$16,107	$15,971	$14,976
2/28/2018	$14,345	$15,684	$15,549	$14,424
3/31/2018	$14,065	$15,254	$15,171	$14,058
4/30/2018	$14,142	$15,307	$15,221	$14,112
5/31/2018	$15,016	$15,978	$15,911	$14,451
6/30/2018	$15,036	$16,132	$16,062	$14,540
7/31/2018	$15,103	$16,606	$16,518	$15,081
8/31/2018	$16,460	$17,514	$17,431	$15,573
9/30/2018	$16,692	$17,612	$17,488	$15,662
10/31/2018	$14,398	$16,037	$15,874	$14,591
11/30/2018	$14,509	$16,207	$16,049	$14,888
12/31/2018	$13,319	$14,814	$14,632	$13,544
1/31/2019	$14,700	$16,145	$15,975	$14,629
2/28/2019	$15,693	$16,723	$16,580	$15,099
3/31/2019	$16,087	$17,199	$16,999	$15,393
4/30/2019	$16,656	$17,976	$17,749	$16,016
5/31/2019	$16,006	$16,840	$16,614	$14,998
6/30/2019	$17,103	$17,997	$17,765	$16,055
7/31/2019	$17,625	$18,403	$18,150	$16,286
8/31/2019	$17,428	$18,262	$17,969	$16,028
9/30/2019	$16,082	$18,265	$17,961	$16,328
10/31/2019	$16,604	$18,779	$18,467	$16,681
11/30/2019	$17,582	$19,613	$19,304	$17,287
12/31/2019	$17,947	$20,204	$19,877	$17,809
1/31/2020	$18,659	$20,656	$20,279	$17,802
2/29/2020	$17,872	$19,249	$18,892	$16,336
3/31/2020	$16,195	$17,356	$16,925	$14,319
4/30/2020	$18,754	$19,924	$19,430	$16,154
5/31/2020	$20,896	$21,261	$20,765	$16,923
6/30/2020	$22,692	$22,187	$21,663	$17,260
7/31/2020	$24,659	$23,894	$23,276	$18,233
8/31/2020	$27,110	$26,360	$25,621	$19,544
9/30/2020	$26,971	$25,120	$24,449	$18,801
10/31/2020	$26,625	$24,266	$23,675	$18,301
11/30/2020	$29,818	$26,751	$26,202	$20,305
12/31/2020	$31,774	$27,982	$27,483	$21,085
1/31/2021	$31,802	$27,775	$27,379	$20,872
2/28/2021	$32,178	$27,768	$27,435	$21,448
3/31/2021	$30,542	$28,245	$27,810	$22,387
4/30/2021	$32,212	$30,167	$29,614	$23,582
5/31/2021	$30,855	$29,750	$29,176	$23,747
6/30/2021	$32,533	$31,616	$30,975	$24,301
7/31/2021	$33,702	$32,658	$31,850	$24,878
8/31/2021	$34,892	$33,879	$33,002	$25,635
9/30/2021	$33,013	$31,982	$31,190	$24,443
10/31/2021	$36,681	$34,752	$33,812	$26,155
11/30/2021	$36,383	$34,964	$33,903	$25,974
12/31/2021	$34,527	$35,703	$34,587	$27,138
1/31/2022	$30,214	$32,639	$31,521	$25,734
2/28/2022	$29,244	$31,253	$30,264	$24,963
3/31/2022	$30,008	$32,475	$31,386	$25,890
4/30/2022	$25,876	$28,554	$27,593	$23,632
5/31/2022	$24,836	$27,890	$26,958	$23,676
6/30/2022	$22,972	$25,681	$24,850	$21,721
7/31/2022	$25,395	$28,763	$27,820	$23,724
8/31/2022	$24,441	$27,423	$26,585	$22,757
9/30/2022	$22,173	$24,757	$24,012	$20,661
10/31/2022	$22,723	$26,204	$25,469	$22,334
11/30/2022	$23,067	$27,398	$26,583	$23,582
12/31/2022	$21,108	$25,301	$24,568	$22,223
1/31/2023	$22,534	$27,409	$26,641	$23,619
2/28/2023	$21,873	$27,084	$26,326	$23,043
3/31/2023	$23,204	$28,935	$27,971	$23,889
4/30/2023	$22,835	$29,221	$28,212	$24,262
5/31/2023	$24,063	$30,552	$29,426	$24,367
6/30/2023	$25,799	$32,642	$31,460	$25,977
7/31/2023	$26,761	$33,741	$32,541	$26,812
8/31/2023	$26,400	$33,439	$32,176	$26,385
9/30/2023	$24,579	$31,620	$30,408	$25,127
10/31/2023	$23,771	$31,170	$29,880	$24,599
11/30/2023	$27,027	$34,568	$33,113	$26,845
12/31/2023	$28,067	$36,098	$34,693	$28,065
1/31/2024	$29,682	$36,999	$35,461	$28,536
2/29/2024	$32,414	$39,523	$37,901	$30,060
3/31/2024	$33,032	$40,219	$38,587	$31,027
4/30/2024	$31,082	$38,513	$36,887	$29,760
5/31/2024	$32,706	$40,818	$39,084	$31,236
6/30/2024	$34,871	$43,571	$41,595	$32,356
7/31/2024	$33,256	$42,830	$41,068	$32,750
8/31/2024	$34,510	$43,722	$41,861	$33,545
9/30/2024	$35,798	$44,961	$43,017	$34,261
10/31/2024	$36,701	$44,812	$42,855	$33,950

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class A at NAV	54.39%	17.19%	14.56%
Class A with sales charge	45.50%	15.81%	13.89%
Russell 1000 Growth Index	43.77%	19.00%	16.18%
Russell 3000 Growth Index	43.42%	18.34%	15.66%
S&P 500 IndexFootnote Reference*	38.02%	15.27%	13.00%
Footnote	Description
Footnote*	The Fund has adopted the S&P 500 Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of October 31, 2024)

Total Net Assets	$6,506,434,379
# of Portfolio Holdings	51
Portfolio Turnover Rate	94%
Total Advisory Fees Paid	$31,122,166

What did the Fund invest in?

(as of October 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	17.27%
Consumer Discretionary	12.69%
Consumer Staples	1.02%
Financials	0.81%
Health Care	10.15%
Industrials	9.46%
Information Technology	44.20%
Repurchase Agreements	4.40%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class A

LGLAX

Lord Abbett Growth Leaders Fund

Annual Shareholder Report

October 31, 2024

lordabbett.com/FundDocuments

TSR-A-3335-A

12/24

Class C

LGLCX

Lord Abbett Growth Leaders Fund

Annual Shareholder Report

October 31, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Growth Leaders Fund for the period of November 1, 2023 to October 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$209	1.65%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Fund returned 53.24%, reflecting performance at the net asset value (NAV) of Class C shares, compared to the 43.77% of a securities market index with investment characteristics similar to those of the Fund, the Russell 1000 Growth Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 38.02% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve (Fed) lowering its policy rate by 50 basis points in September. There were also increased market expectations for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to these expectations of rate cuts, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to NVIDIA Corporation. Security selection within the Industrials sector also contributed to relative performance, led by an overweight allocation to Axon Enterprise, Inc.

Top detractors from performance: Security selection within the Financials sector detracted from relative performance, led by an overweight allocation to Coinbase Global, Inc. Within the Health Care sector, an overweight allocation to Springworks Therapeutics, Inc., also detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class C with load	Russell 1000 Growth Index	Russell 3000 Growth Index	S&P 500 Index
10/31/2014	$10,000	$10,000	$10,000	$10,000
11/30/2014	$10,281	$10,317	$10,298	$10,269
12/31/2014	$10,126	$10,209	$10,221	$10,243
1/31/2015	$9,961	$10,053	$10,059	$9,936
2/28/2015	$10,656	$10,723	$10,733	$10,507
3/31/2015	$10,586	$10,601	$10,635	$10,340
4/30/2015	$10,365	$10,654	$10,659	$10,440
5/31/2015	$10,731	$10,804	$10,828	$10,574
6/30/2015	$10,689	$10,614	$10,663	$10,369
7/31/2015	$11,112	$10,974	$10,999	$10,586
8/31/2015	$10,252	$10,307	$10,317	$9,948
9/30/2015	$10,013	$10,052	$10,031	$9,702
10/31/2015	$10,807	$10,918	$10,872	$10,520
11/30/2015	$10,814	$10,949	$10,930	$10,551
12/31/2015	$10,720	$10,788	$10,742	$10,385
1/31/2016	$10,025	$10,186	$10,100	$9,869
2/29/2016	$9,768	$10,181	$10,091	$9,856
3/31/2016	$10,281	$10,868	$10,778	$10,525
4/30/2016	$10,168	$10,769	$10,694	$10,566
5/31/2016	$10,404	$10,978	$10,907	$10,755
6/30/2016	$10,330	$10,935	$10,864	$10,783
7/31/2016	$10,833	$11,451	$11,391	$11,181
8/31/2016	$10,784	$11,394	$11,348	$11,196
9/30/2016	$10,937	$11,436	$11,399	$11,199
10/31/2016	$10,621	$11,167	$11,098	$10,994
11/30/2016	$10,745	$11,410	$11,394	$11,401
12/31/2016	$10,705	$11,551	$11,536	$11,627
1/31/2017	$11,095	$11,941	$11,909	$11,847
2/28/2017	$11,430	$12,437	$12,388	$12,318
3/31/2017	$11,538	$12,580	$12,532	$12,332
4/30/2017	$11,795	$12,868	$12,814	$12,459
5/31/2017	$12,317	$13,203	$13,114	$12,634
6/30/2017	$12,224	$13,168	$13,115	$12,713
7/31/2017	$12,643	$13,518	$13,445	$12,974
8/31/2017	$12,855	$13,766	$13,671	$13,014
9/30/2017	$12,993	$13,945	$13,892	$13,283
10/31/2017	$13,624	$14,485	$14,405	$13,593
11/30/2017	$13,942	$14,925	$14,841	$14,009
12/31/2017	$13,942	$15,041	$14,949	$14,165
1/31/2018	$15,006	$16,107	$15,971	$14,976
2/28/2018	$14,854	$15,684	$15,549	$14,424
3/31/2018	$14,553	$15,254	$15,171	$14,058
4/30/2018	$14,627	$15,307	$15,221	$14,112
5/31/2018	$15,523	$15,978	$15,911	$14,451
6/30/2018	$15,534	$16,132	$16,062	$14,540
7/31/2018	$15,592	$16,606	$16,518	$15,081
8/31/2018	$16,978	$17,514	$17,431	$15,573
9/30/2018	$17,210	$17,612	$17,488	$15,662
10/31/2018	$14,833	$16,037	$15,874	$14,591
11/30/2018	$14,937	$16,207	$16,049	$14,888
12/31/2018	$13,705	$14,814	$14,632	$13,544
1/31/2019	$15,116	$16,145	$15,975	$14,629
2/28/2019	$16,130	$16,723	$16,580	$15,099
3/31/2019	$16,521	$17,199	$16,999	$15,393
4/30/2019	$17,098	$17,976	$17,749	$16,016
5/31/2019	$16,418	$16,840	$16,614	$14,998
6/30/2019	$17,528	$17,997	$17,765	$16,055
7/31/2019	$18,060	$18,403	$18,150	$16,286
8/31/2019	$17,849	$18,262	$17,969	$16,028
9/30/2019	$16,457	$18,265	$17,961	$16,328
10/31/2019	$16,976	$18,779	$18,467	$16,681
11/30/2019	$17,967	$19,613	$19,304	$17,287
12/31/2019	$18,332	$20,204	$19,877	$17,809
1/31/2020	$19,047	$20,656	$20,279	$17,802
2/29/2020	$18,233	$19,249	$18,892	$16,336
3/31/2020	$16,508	$17,356	$16,925	$14,319
4/30/2020	$19,103	$19,924	$19,430	$16,154
5/31/2020	$21,277	$21,261	$20,765	$16,923
6/30/2020	$23,086	$22,187	$21,663	$17,260
7/31/2020	$25,078	$23,894	$23,276	$18,233
8/31/2020	$27,547	$26,360	$25,621	$19,544
9/30/2020	$27,392	$25,120	$24,449	$18,801
10/31/2020	$27,021	$24,266	$23,675	$18,301
11/30/2020	$30,245	$26,751	$26,202	$20,305
12/31/2020	$32,209	$27,982	$27,483	$21,085
1/31/2021	$32,217	$27,775	$27,379	$20,872
2/28/2021	$32,577	$27,768	$27,435	$21,448
3/31/2021	$30,902	$28,245	$27,810	$22,387
4/30/2021	$32,569	$30,167	$29,614	$23,582
5/31/2021	$31,184	$29,750	$29,176	$23,747
6/30/2021	$32,851	$31,616	$30,975	$24,301
7/31/2021	$34,009	$32,658	$31,850	$24,878
8/31/2021	$35,198	$33,879	$33,002	$25,635
9/30/2021	$33,273	$31,982	$31,190	$24,443
10/31/2021	$36,951	$34,752	$33,812	$26,155
11/30/2021	$36,631	$34,964	$33,903	$25,974
12/31/2021	$34,744	$35,703	$34,587	$27,138
1/31/2022	$30,375	$32,639	$31,521	$25,734
2/28/2022	$29,382	$31,253	$30,264	$24,963
3/31/2022	$30,137	$32,475	$31,386	$25,890
4/30/2022	$25,966	$28,554	$27,593	$23,632
5/31/2022	$24,914	$27,890	$26,958	$23,676
6/30/2022	$23,027	$25,681	$24,850	$21,721
7/31/2022	$25,440	$28,763	$27,820	$23,724
8/31/2022	$24,467	$27,423	$26,585	$22,757
9/30/2022	$22,183	$24,757	$24,012	$20,661
10/31/2022	$22,719	$26,204	$25,469	$22,334
11/30/2022	$23,047	$27,398	$26,583	$23,582
12/31/2022	$21,081	$25,301	$24,568	$22,223
1/31/2023	$22,481	$27,409	$26,641	$23,619
2/28/2023	$21,816	$27,084	$26,326	$23,043
3/31/2023	$23,126	$28,935	$27,971	$23,889
4/30/2023	$22,739	$29,221	$28,212	$24,262
5/31/2023	$23,950	$30,552	$29,426	$24,367
6/30/2023	$25,658	$32,642	$31,460	$25,977
7/31/2023	$26,602	$33,741	$32,541	$26,812
8/31/2023	$26,224	$33,439	$32,176	$26,385
9/30/2023	$24,407	$31,620	$30,408	$25,127
10/31/2023	$23,593	$31,170	$29,880	$24,599
11/30/2023	$26,810	$34,568	$33,113	$26,845
12/31/2023	$27,813	$36,098	$34,693	$28,065
1/31/2024	$29,392	$36,999	$35,461	$28,536
2/29/2024	$32,083	$39,523	$37,901	$30,060
3/31/2024	$32,669	$40,219	$38,587	$31,027
4/30/2024	$30,732	$38,513	$36,887	$29,760
5/31/2024	$32,311	$40,818	$39,084	$31,236
6/30/2024	$34,426	$43,571	$41,595	$32,356
7/31/2024	$32,818	$42,830	$41,068	$32,750
8/31/2024	$34,029	$43,722	$41,861	$33,545
9/30/2024	$35,280	$44,961	$43,017	$34,261
10/31/2024	$36,154	$44,812	$42,855	$33,950

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class C at NAV	53.24%	16.32%	13.71%
Class C with sales charge	52.24%	16.32%	13.71%
Russell 1000 Growth Index	43.77%	19.00%	16.18%
Russell 3000 Growth Index	43.42%	18.34%	15.66%
S&P 500 IndexFootnote Reference*	38.02%	15.27%	13.00%
Footnote	Description
Footnote*	The Fund has adopted the S&P 500 Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of October 31, 2024)

Total Net Assets	$6,506,434,379
# of Portfolio Holdings	51
Portfolio Turnover Rate	94%
Total Advisory Fees Paid	$31,122,166

What did the Fund invest in?

(as of October 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	17.27%
Consumer Discretionary	12.69%
Consumer Staples	1.02%
Financials	0.81%
Health Care	10.15%
Industrials	9.46%
Information Technology	44.20%
Repurchase Agreements	4.40%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class C

LGLCX

Lord Abbett Growth Leaders Fund

Annual Shareholder Report

October 31, 2024

lordabbett.com/FundDocuments

TSR-A-3336-C

12/24

Class F

LGLFX

Lord Abbett Growth Leaders Fund

Annual Shareholder Report

October 31, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Growth Leaders Fund for the period of November 1, 2023 to October 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$83	0.65%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Fund returned 54.76%, reflecting performance at the net asset value (NAV) of Class F shares, compared to the 43.77% of a securities market index with investment characteristics similar to those of the Fund, the Russell 1000 Growth Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 38.02% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve (Fed) lowering its policy rate by 50 basis points in September. There were also increased market expectations for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to these expectations of rate cuts, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to NVIDIA Corporation. Security selection within the Industrials sector also contributed to relative performance, led by an overweight allocation to Axon Enterprise, Inc.

Top detractors from performance: Security selection within the Financials sector detracted from relative performance, led by an overweight allocation to Coinbase Global, Inc. Within the Health Care sector, an overweight allocation to Springworks Therapeutics, Inc., also detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class F	Russell 1000 Growth Index	Russell 3000 Growth Index	S&P 500 Index
10/31/2014	$10,000	$10,000	$10,000	$10,000
11/30/2014	$10,291	$10,317	$10,298	$10,269
12/31/2014	$10,145	$10,209	$10,221	$10,243
1/31/2015	$9,985	$10,053	$10,059	$9,936
2/28/2015	$10,688	$10,723	$10,733	$10,507
3/31/2015	$10,624	$10,601	$10,635	$10,340
4/30/2015	$10,410	$10,654	$10,659	$10,440
5/31/2015	$10,784	$10,804	$10,828	$10,574
6/30/2015	$10,752	$10,614	$10,663	$10,369
7/31/2015	$11,191	$10,974	$10,999	$10,586
8/31/2015	$10,327	$10,307	$10,317	$9,948
9/30/2015	$10,094	$10,052	$10,031	$9,702
10/31/2015	$10,903	$10,918	$10,872	$10,520
11/30/2015	$10,919	$10,949	$10,930	$10,551
12/31/2015	$10,837	$10,788	$10,742	$10,385
1/31/2016	$10,139	$10,186	$10,100	$9,869
2/29/2016	$9,885	$10,181	$10,091	$9,856
3/31/2016	$10,411	$10,868	$10,778	$10,525
4/30/2016	$10,306	$10,769	$10,694	$10,566
5/31/2016	$10,550	$10,978	$10,907	$10,755
6/30/2016	$10,488	$10,935	$10,864	$10,783
7/31/2016	$11,005	$11,451	$11,391	$11,181
8/31/2016	$10,962	$11,394	$11,348	$11,196
9/30/2016	$11,125	$11,436	$11,399	$11,199
10/31/2016	$10,814	$11,167	$11,098	$10,994
11/30/2016	$10,948	$11,410	$11,394	$11,401
12/31/2016	$10,914	$11,551	$11,536	$11,627
1/31/2017	$11,321	$11,941	$11,909	$11,847
2/28/2017	$11,670	$12,437	$12,388	$12,318
3/31/2017	$11,790	$12,580	$12,532	$12,332
4/30/2017	$12,063	$12,868	$12,814	$12,459
5/31/2017	$12,609	$13,203	$13,114	$12,634
6/30/2017	$12,522	$13,168	$13,115	$12,713
7/31/2017	$12,963	$13,518	$13,445	$12,974
8/31/2017	$13,193	$13,766	$13,671	$13,014
9/30/2017	$13,346	$13,945	$13,892	$13,283
10/31/2017	$14,006	$14,485	$14,405	$13,593
11/30/2017	$14,344	$14,925	$14,841	$14,009
12/31/2017	$14,354	$15,041	$14,949	$14,165
1/31/2018	$15,465	$16,107	$15,971	$14,976
2/28/2018	$15,317	$15,684	$15,549	$14,424
3/31/2018	$15,022	$15,254	$15,171	$14,058
4/30/2018	$15,108	$15,307	$15,221	$14,112
5/31/2018	$16,046	$15,978	$15,911	$14,451
6/30/2018	$16,072	$16,132	$16,062	$14,540
7/31/2018	$16,148	$16,606	$16,518	$15,081
8/31/2018	$17,596	$17,514	$17,431	$15,573
9/30/2018	$17,851	$17,612	$17,488	$15,662
10/31/2018	$15,399	$16,037	$15,874	$14,591
11/30/2018	$15,521	$16,207	$16,049	$14,888
12/31/2018	$14,256	$14,814	$14,632	$13,544
1/31/2019	$15,735	$16,145	$15,975	$14,629
2/28/2019	$16,804	$16,723	$16,580	$15,099
3/31/2019	$17,225	$17,199	$16,999	$15,393
4/30/2019	$17,837	$17,976	$17,749	$16,016
5/31/2019	$17,146	$16,840	$16,614	$14,998
6/30/2019	$18,319	$17,997	$17,765	$16,055
7/31/2019	$18,888	$18,403	$18,150	$16,286
8/31/2019	$18,686	$18,262	$17,969	$16,028
9/30/2019	$17,238	$18,265	$17,961	$16,328
10/31/2019	$17,806	$18,779	$18,467	$16,681
11/30/2019	$18,854	$19,613	$19,304	$17,287
12/31/2019	$19,258	$20,204	$19,877	$17,809
1/31/2020	$20,020	$20,656	$20,279	$17,802
2/29/2020	$19,178	$19,249	$18,892	$16,336
3/31/2020	$17,383	$17,356	$16,925	$14,319
4/30/2020	$20,132	$19,924	$19,430	$16,154
5/31/2020	$22,438	$21,261	$20,765	$16,923
6/30/2020	$24,372	$22,187	$21,663	$17,260
7/31/2020	$26,492	$23,894	$23,276	$18,233
8/31/2020	$29,129	$26,360	$25,621	$19,544
9/30/2020	$28,989	$25,120	$24,449	$18,801
10/31/2020	$28,618	$24,266	$23,675	$18,301
11/30/2020	$32,062	$26,751	$26,202	$20,305
12/31/2020	$34,172	$27,982	$27,483	$21,085
1/31/2021	$34,208	$27,775	$27,379	$20,872
2/28/2021	$34,617	$27,768	$27,435	$21,448
3/31/2021	$32,872	$28,245	$27,810	$22,387
4/30/2021	$34,675	$30,167	$29,614	$23,582
5/31/2021	$33,215	$29,750	$29,176	$23,747
6/30/2021	$35,026	$31,616	$30,975	$24,301
7/31/2021	$36,296	$32,658	$31,850	$24,878
8/31/2021	$37,588	$33,879	$33,002	$25,635
9/30/2021	$35,566	$31,982	$31,190	$24,443
10/31/2021	$39,530	$34,752	$33,812	$26,155
11/30/2021	$39,217	$34,964	$33,903	$25,974
12/31/2021	$37,230	$35,703	$34,587	$27,138
1/31/2022	$32,583	$32,639	$31,521	$25,734
2/28/2022	$31,544	$31,253	$30,264	$24,963
3/31/2022	$32,377	$32,475	$31,386	$25,890
4/30/2022	$27,918	$28,554	$27,593	$23,632
5/31/2022	$26,807	$27,890	$26,958	$23,676
6/30/2022	$24,802	$25,681	$24,850	$21,721
7/31/2022	$27,416	$28,763	$27,820	$23,724
8/31/2022	$26,396	$27,423	$26,585	$22,757
9/30/2022	$23,951	$24,757	$24,012	$20,661
10/31/2022	$24,551	$26,204	$25,469	$22,334
11/30/2022	$24,927	$27,398	$26,583	$23,582
12/31/2022	$22,814	$25,301	$24,568	$22,223
1/31/2023	$24,363	$27,409	$26,641	$23,619
2/28/2023	$23,656	$27,084	$26,326	$23,043
3/31/2023	$25,097	$28,935	$27,971	$23,889
4/30/2023	$24,694	$29,221	$28,212	$24,262
5/31/2023	$26,028	$30,552	$29,426	$24,367
6/30/2023	$27,918	$32,642	$31,460	$25,977
7/31/2023	$28,965	$33,741	$32,541	$26,812
8/31/2023	$28,580	$33,439	$32,176	$26,385
9/30/2023	$26,610	$31,620	$30,408	$25,127
10/31/2023	$25,751	$31,170	$29,880	$24,599
11/30/2023	$29,288	$34,568	$33,113	$26,845
12/31/2023	$30,407	$36,098	$34,693	$28,065
1/31/2024	$32,162	$36,999	$35,461	$28,536
2/29/2024	$35,134	$39,523	$37,901	$30,060
3/31/2024	$35,815	$40,219	$38,587	$31,027
4/30/2024	$33,711	$38,513	$36,887	$29,760
5/31/2024	$35,484	$40,818	$39,084	$31,236
6/30/2024	$37,829	$43,571	$41,595	$32,356
7/31/2024	$36,092	$42,830	$41,068	$32,750
8/31/2024	$37,453	$43,722	$41,861	$33,545
9/30/2024	$38,859	$44,961	$43,017	$34,261
10/31/2024	$39,853	$44,812	$42,855	$33,950

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class F at NAV	54.76%	17.48%	14.83%
Russell 1000 Growth Index	43.77%	19.00%	16.18%
Russell 3000 Growth Index	43.42%	18.34%	15.66%
S&P 500 IndexFootnote Reference*	38.02%	15.27%	13.00%
Footnote	Description
Footnote*	The Fund has adopted the S&P 500 Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of October 31, 2024)

Total Net Assets	$6,506,434,379
# of Portfolio Holdings	51
Portfolio Turnover Rate	94%
Total Advisory Fees Paid	$31,122,166

What did the Fund invest in?

(as of October 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	17.27%
Consumer Discretionary	12.69%
Consumer Staples	1.02%
Financials	0.81%
Health Care	10.15%
Industrials	9.46%
Information Technology	44.20%
Repurchase Agreements	4.40%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class F

LGLFX

Lord Abbett Growth Leaders Fund

Annual Shareholder Report

October 31, 2024

lordabbett.com/FundDocuments

TSR-A-3337-F

12/24

Class F3

LGLOX

Lord Abbett Growth Leaders Fund

Annual Shareholder Report

October 31, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Growth Leaders Fund for the period of November 1, 2023 to October 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$74	0.58%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Fund returned 54.87%, reflecting performance at the net asset value (NAV) of Class F3 shares, compared to the 43.77% of a securities market index with investment characteristics similar to those of the Fund, the Russell 1000 Growth Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 38.02% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve (Fed) lowering its policy rate by 50 basis points in September. There were also increased market expectations for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to these expectations of rate cuts, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to NVIDIA Corporation. Security selection within the Industrials sector also contributed to relative performance, led by an overweight allocation to Axon Enterprise, Inc.

Top detractors from performance: Security selection within the Financials sector detracted from relative performance, led by an overweight allocation to Coinbase Global, Inc. Within the Health Care sector, an overweight allocation to Springworks Therapeutics, Inc., also detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class F3	Russell 1000 Growth Index	Russell 3000 Growth Index	S&P 500 Index
4/4/2017	$10,000	$10,000	$10,000	$10,000
4/30/2017	$10,226	$10,249	$10,255	$10,112
5/31/2017	$10,689	$10,516	$10,496	$10,254
6/30/2017	$10,613	$10,488	$10,496	$10,318
7/31/2017	$10,988	$10,767	$10,760	$10,530
8/31/2017	$11,185	$10,964	$10,941	$10,562
9/30/2017	$11,314	$11,107	$11,118	$10,780
10/31/2017	$11,874	$11,537	$11,529	$11,032
11/30/2017	$12,162	$11,888	$11,877	$11,370
12/31/2017	$12,171	$11,980	$11,964	$11,496
1/31/2018	$13,115	$12,829	$12,782	$12,155
2/28/2018	$12,990	$12,492	$12,444	$11,707
3/31/2018	$12,737	$12,150	$12,141	$11,409
4/30/2018	$12,814	$12,192	$12,181	$11,453
5/31/2018	$13,608	$12,726	$12,733	$11,729
6/30/2018	$13,630	$12,849	$12,854	$11,801
7/31/2018	$13,694	$13,226	$13,219	$12,240
8/31/2018	$14,925	$13,949	$13,950	$12,639
9/30/2018	$15,140	$14,027	$13,996	$12,711
10/31/2018	$13,063	$12,773	$12,704	$11,842
11/30/2018	$13,166	$12,909	$12,844	$12,083
12/31/2018	$12,093	$11,799	$11,710	$10,992
1/31/2019	$13,351	$12,859	$12,785	$11,873
2/28/2019	$14,254	$13,319	$13,269	$12,254
3/31/2019	$14,614	$13,699	$13,605	$12,493
4/30/2019	$15,138	$14,317	$14,205	$12,998
5/31/2019	$14,552	$13,413	$13,296	$12,172
6/30/2019	$15,548	$14,334	$14,217	$13,030
7/31/2019	$16,031	$14,658	$14,526	$13,218
8/31/2019	$15,857	$14,545	$14,381	$13,008
9/30/2019	$14,634	$14,547	$14,374	$13,252
10/31/2019	$15,112	$14,957	$14,780	$13,539
11/30/2019	$16,002	$15,621	$15,449	$14,030
12/31/2019	$16,347	$16,092	$15,908	$14,453
1/31/2020	$16,998	$16,452	$16,229	$14,448
2/29/2020	$16,286	$15,332	$15,120	$13,258
3/31/2020	$14,757	$13,823	$13,545	$11,621
4/30/2020	$17,093	$15,869	$15,550	$13,111
5/31/2020	$19,056	$16,934	$16,619	$13,735
6/30/2020	$20,697	$17,672	$17,337	$14,008
7/31/2020	$22,499	$19,031	$18,629	$14,798
8/31/2020	$24,735	$20,995	$20,505	$15,862
9/30/2020	$24,618	$20,007	$19,567	$15,259
10/31/2020	$24,307	$19,328	$18,948	$14,853
11/30/2020	$27,231	$21,307	$20,970	$16,479
12/31/2020	$29,025	$22,287	$21,995	$17,113
1/31/2021	$29,056	$22,122	$21,912	$16,940
2/28/2021	$29,405	$22,117	$21,957	$17,407
3/31/2021	$27,923	$22,497	$22,257	$18,169
4/30/2021	$29,454	$24,027	$23,701	$19,139
5/31/2021	$28,223	$23,695	$23,350	$19,273
6/30/2021	$29,760	$25,182	$24,790	$19,723
7/31/2021	$30,843	$26,011	$25,490	$20,191
8/31/2021	$31,939	$26,984	$26,412	$20,805
9/30/2021	$30,225	$25,473	$24,962	$19,838
10/31/2021	$33,598	$27,679	$27,060	$21,227
11/30/2021	$33,331	$27,848	$27,133	$21,080
12/31/2021	$31,646	$28,437	$27,680	$22,025
1/31/2022	$27,693	$25,996	$25,226	$20,885
2/28/2022	$26,810	$24,892	$24,221	$20,260
3/31/2022	$27,521	$25,866	$25,119	$21,012
4/30/2022	$23,740	$22,742	$22,083	$19,180
5/31/2022	$22,789	$22,214	$21,575	$19,215
6/30/2022	$21,090	$20,454	$19,888	$17,629
7/31/2022	$23,321	$22,909	$22,265	$19,254
8/31/2022	$22,445	$21,842	$21,277	$18,469
9/30/2022	$20,364	$19,719	$19,218	$16,768
10/31/2022	$20,880	$20,871	$20,383	$18,126
11/30/2022	$21,202	$21,822	$21,275	$19,139
12/31/2022	$19,413	$20,151	$19,662	$18,036
1/31/2023	$20,723	$21,831	$21,321	$19,169
2/28/2023	$20,124	$21,572	$21,069	$18,702
3/31/2023	$21,352	$23,046	$22,386	$19,388
4/30/2023	$21,015	$23,274	$22,579	$19,691
5/31/2023	$22,153	$24,334	$23,550	$19,777
6/30/2023	$23,755	$25,999	$25,178	$21,083
7/31/2023	$24,646	$26,874	$26,043	$21,761
8/31/2023	$24,317	$26,633	$25,751	$21,414
9/30/2023	$22,647	$25,185	$24,336	$20,393
10/31/2023	$21,914	$24,826	$23,914	$19,964
11/30/2023	$24,923	$27,532	$26,501	$21,788
12/31/2023	$25,881	$28,752	$27,765	$22,777
1/31/2024	$27,379	$29,469	$28,380	$23,160
2/29/2024	$29,902	$31,479	$30,333	$24,397
3/31/2024	$30,486	$32,033	$30,882	$25,182
4/30/2024	$28,696	$30,675	$29,521	$24,153
5/31/2024	$30,209	$32,511	$31,280	$25,351
6/30/2024	$32,208	$34,703	$33,289	$26,260
7/31/2024	$30,725	$34,113	$32,868	$26,580
8/31/2024	$31,893	$34,824	$33,502	$27,225
9/30/2024	$33,099	$35,810	$34,427	$27,806
10/31/2024	$33,937	$35,692	$34,298	$27,554

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 4/4/17
Class F3 at NAV	54.87%	17.56%	17.50%
Russell 1000 Growth Index	43.77%	19.00%	18.29%
Russell 3000 Growth Index	43.42%	18.34%	17.67%
S&P 500 IndexFootnote Reference*	38.02%	15.27%	14.32%
Footnote	Description
Footnote*	The Fund has adopted the S&P 500 Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of October 31, 2024)

Total Net Assets	$6,506,434,379
# of Portfolio Holdings	51
Portfolio Turnover Rate	94%
Total Advisory Fees Paid	$31,122,166

What did the Fund invest in?

(as of October 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	17.27%
Consumer Discretionary	12.69%
Consumer Staples	1.02%
Financials	0.81%
Health Care	10.15%
Industrials	9.46%
Information Technology	44.20%
Repurchase Agreements	4.40%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class F3

LGLOX

Lord Abbett Growth Leaders Fund

Annual Shareholder Report

October 31, 2024

lordabbett.com/FundDocuments

TSR-A-8971-F3

12/24

Class I

LGLIX

Lord Abbett Growth Leaders Fund

Annual Shareholder Report

October 31, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Growth Leaders Fund for the period of November 1, 2023 to October 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$83	0.65%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Fund returned 54.76%, reflecting performance at the net asset value (NAV) of Class I shares, compared to the 43.77% of a securities market index with investment characteristics similar to those of the Fund, the Russell 1000 Growth Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 38.02% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve (Fed) lowering its policy rate by 50 basis points in September. There were also increased market expectations for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to these expectations of rate cuts, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to NVIDIA Corporation. Security selection within the Industrials sector also contributed to relative performance, led by an overweight allocation to Axon Enterprise, Inc.

Top detractors from performance: Security selection within the Financials sector detracted from relative performance, led by an overweight allocation to Coinbase Global, Inc. Within the Health Care sector, an overweight allocation to Springworks Therapeutics, Inc., also detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class I	Russell 1000 Growth Index	Russell 3000 Growth Index	S&P 500 Index
10/31/2014	$10,000	$10,000	$10,000	$10,000
11/30/2014	$10,286	$10,317	$10,298	$10,269
12/31/2014	$10,140	$10,209	$10,221	$10,243
1/31/2015	$9,985	$10,053	$10,059	$9,936
2/28/2015	$10,687	$10,723	$10,733	$10,507
3/31/2015	$10,623	$10,601	$10,635	$10,340
4/30/2015	$10,413	$10,654	$10,659	$10,440
5/31/2015	$10,787	$10,804	$10,828	$10,574
6/30/2015	$10,755	$10,614	$10,663	$10,369
7/31/2015	$11,192	$10,974	$10,999	$10,586
8/31/2015	$10,336	$10,307	$10,317	$9,948
9/30/2015	$10,104	$10,052	$10,031	$9,702
10/31/2015	$10,910	$10,918	$10,872	$10,520
11/30/2015	$10,926	$10,949	$10,930	$10,551
12/31/2015	$10,845	$10,788	$10,742	$10,385
1/31/2016	$10,148	$10,186	$10,100	$9,869
2/29/2016	$9,895	$10,181	$10,091	$9,856
3/31/2016	$10,425	$10,868	$10,778	$10,525
4/30/2016	$10,320	$10,769	$10,694	$10,566
5/31/2016	$10,563	$10,978	$10,907	$10,755
6/30/2016	$10,501	$10,935	$10,864	$10,783
7/31/2016	$11,021	$11,451	$11,391	$11,181
8/31/2016	$10,978	$11,394	$11,348	$11,196
9/30/2016	$11,141	$11,436	$11,399	$11,199
10/31/2016	$10,830	$11,167	$11,098	$10,994
11/30/2016	$10,969	$11,410	$11,394	$11,401
12/31/2016	$10,935	$11,551	$11,536	$11,627
1/31/2017	$11,341	$11,941	$11,909	$11,847
2/28/2017	$11,694	$12,437	$12,388	$12,318
3/31/2017	$11,814	$12,580	$12,532	$12,332
4/30/2017	$12,090	$12,868	$12,814	$12,459
5/31/2017	$12,635	$13,203	$13,114	$12,634
6/30/2017	$12,549	$13,168	$13,115	$12,713
7/31/2017	$12,988	$13,518	$13,445	$12,974
8/31/2017	$13,222	$13,766	$13,671	$13,014
9/30/2017	$13,374	$13,945	$13,892	$13,283
10/31/2017	$14,033	$14,485	$14,405	$13,593
11/30/2017	$14,374	$14,925	$14,841	$14,009
12/31/2017	$14,384	$15,041	$14,949	$14,165
1/31/2018	$15,497	$16,107	$15,971	$14,976
2/28/2018	$15,350	$15,684	$15,549	$14,424
3/31/2018	$15,050	$15,254	$15,171	$14,058
4/30/2018	$15,142	$15,307	$15,221	$14,112
5/31/2018	$16,076	$15,978	$15,911	$14,451
6/30/2018	$16,102	$16,132	$16,062	$14,540
7/31/2018	$16,178	$16,606	$16,518	$15,081
8/31/2018	$17,631	$17,514	$17,431	$15,573
9/30/2018	$17,885	$17,612	$17,488	$15,662
10/31/2018	$15,431	$16,037	$15,874	$14,591
11/30/2018	$15,553	$16,207	$16,049	$14,888
12/31/2018	$14,282	$14,814	$14,632	$13,544
1/31/2019	$15,766	$16,145	$15,975	$14,629
2/28/2019	$16,837	$16,723	$16,580	$15,099
3/31/2019	$17,257	$17,199	$16,999	$15,393
4/30/2019	$17,872	$17,976	$17,749	$16,016
5/31/2019	$17,178	$16,840	$16,614	$14,998
6/30/2019	$18,358	$17,997	$17,765	$16,055
7/31/2019	$18,924	$18,403	$18,150	$16,286
8/31/2019	$18,724	$18,262	$17,969	$16,028
9/30/2019	$17,275	$18,265	$17,961	$16,328
10/31/2019	$17,841	$18,779	$18,467	$16,681
11/30/2019	$18,891	$19,613	$19,304	$17,287
12/31/2019	$19,293	$20,204	$19,877	$17,809
1/31/2020	$20,064	$20,656	$20,279	$17,802
2/29/2020	$19,220	$19,249	$18,892	$16,336
3/31/2020	$17,414	$17,356	$16,925	$14,319
4/30/2020	$20,170	$19,924	$19,430	$16,154
5/31/2020	$22,484	$21,261	$20,765	$16,923
6/30/2020	$24,423	$22,187	$21,663	$17,260
7/31/2020	$26,546	$23,894	$23,276	$18,233
8/31/2020	$29,183	$26,360	$25,621	$19,544
9/30/2020	$29,045	$25,120	$24,449	$18,801
10/31/2020	$28,675	$24,266	$23,675	$18,301
11/30/2020	$32,122	$26,751	$26,202	$20,305
12/31/2020	$34,242	$27,982	$27,483	$21,085
1/31/2021	$34,278	$27,775	$27,379	$20,872
2/28/2021	$34,692	$27,768	$27,435	$21,448
3/31/2021	$32,935	$28,245	$27,810	$22,387
4/30/2021	$34,743	$30,167	$29,614	$23,582
5/31/2021	$33,284	$29,750	$29,176	$23,747
6/30/2021	$35,099	$31,616	$30,975	$24,301
7/31/2021	$36,370	$32,658	$31,850	$24,878
8/31/2021	$37,662	$33,879	$33,002	$25,635
9/30/2021	$35,636	$31,982	$31,190	$24,443
10/31/2021	$39,608	$34,752	$33,812	$26,155
11/30/2021	$39,297	$34,964	$33,903	$25,974
12/31/2021	$37,306	$35,703	$34,587	$27,138
1/31/2022	$32,647	$32,639	$31,521	$25,734
2/28/2022	$31,607	$31,253	$30,264	$24,963
3/31/2022	$32,443	$32,475	$31,386	$25,890
4/30/2022	$27,979	$28,554	$27,593	$23,632
5/31/2022	$26,859	$27,890	$26,958	$23,676
6/30/2022	$24,850	$25,681	$24,850	$21,721
7/31/2022	$27,473	$28,763	$27,820	$23,724
8/31/2022	$26,441	$27,423	$26,585	$22,757
9/30/2022	$23,996	$24,757	$24,012	$20,661
10/31/2022	$24,601	$26,204	$25,469	$22,334
11/30/2022	$24,974	$27,398	$26,583	$23,582
12/31/2022	$22,858	$25,301	$24,568	$22,223
1/31/2023	$24,405	$27,409	$26,641	$23,619
2/28/2023	$23,703	$27,084	$26,326	$23,043
3/31/2023	$25,152	$28,935	$27,971	$23,889
4/30/2023	$24,743	$29,221	$28,212	$24,262
5/31/2023	$26,086	$30,552	$29,426	$24,367
6/30/2023	$27,970	$32,642	$31,460	$25,977
7/31/2023	$29,020	$33,741	$32,541	$26,812
8/31/2023	$28,637	$33,439	$32,176	$26,385
9/30/2023	$26,664	$31,620	$30,408	$25,127
10/31/2023	$25,801	$31,170	$29,880	$24,599
11/30/2023	$29,340	$34,568	$33,113	$26,845
12/31/2023	$30,469	$36,098	$34,693	$28,065
1/31/2024	$32,229	$36,999	$35,461	$28,536
2/29/2024	$35,208	$39,523	$37,901	$30,060
3/31/2024	$35,883	$40,219	$38,587	$31,027
4/30/2024	$33,776	$38,513	$36,887	$29,760
5/31/2024	$35,545	$40,818	$39,084	$31,236
6/30/2024	$37,902	$43,571	$41,595	$32,356
7/31/2024	$36,159	$42,830	$41,068	$32,750
8/31/2024	$37,528	$43,722	$41,861	$33,545
9/30/2024	$38,942	$44,961	$43,017	$34,261
10/31/2024	$39,929	$44,812	$42,855	$33,950

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class I at NAV	54.76%	17.48%	14.85%
Russell 1000 Growth Index	43.77%	19.00%	16.18%
Russell 3000 Growth Index	43.42%	18.34%	15.66%
S&P 500 IndexFootnote Reference*	38.02%	15.27%	13.00%
Footnote	Description
Footnote*	The Fund has adopted the S&P 500 Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of October 31, 2024)

Total Net Assets	$6,506,434,379
# of Portfolio Holdings	51
Portfolio Turnover Rate	94%
Total Advisory Fees Paid	$31,122,166

What did the Fund invest in?

(as of October 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	17.27%
Consumer Discretionary	12.69%
Consumer Staples	1.02%
Financials	0.81%
Health Care	10.15%
Industrials	9.46%
Information Technology	44.20%
Repurchase Agreements	4.40%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class I

LGLIX

Lord Abbett Growth Leaders Fund

Annual Shareholder Report

October 31, 2024

lordabbett.com/FundDocuments

TSR-A-3338-I

12/24

Class R2

LGLQX

Lord Abbett Growth Leaders Fund

Annual Shareholder Report

October 31, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Growth Leaders Fund for the period of November 1, 2023 to October 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R2	$159	1.25%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Fund returned 53.82%, reflecting performance at the net asset value (NAV) of Class R2 shares, compared to the 43.77% of a securities market index with investment characteristics similar to those of the Fund, the Russell 1000 Growth Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 38.02% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve (Fed) lowering its policy rate by 50 basis points in September. There were also increased market expectations for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to these expectations of rate cuts, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to NVIDIA Corporation. Security selection within the Industrials sector also contributed to relative performance, led by an overweight allocation to Axon Enterprise, Inc.

Top detractors from performance: Security selection within the Financials sector detracted from relative performance, led by an overweight allocation to Coinbase Global, Inc. Within the Health Care sector, an overweight allocation to Springworks Therapeutics, Inc., also detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class R2	Russell 1000 Growth Index	Russell 3000 Growth Index	S&P 500 Index
10/31/2014	$10,000	$10,000	$10,000	$10,000
11/30/2014	$10,282	$10,317	$10,298	$10,269
12/31/2014	$10,131	$10,209	$10,221	$10,243
1/31/2015	$9,967	$10,053	$10,059	$9,936
2/28/2015	$10,666	$10,723	$10,733	$10,507
3/31/2015	$10,597	$10,601	$10,635	$10,340
4/30/2015	$10,383	$10,654	$10,659	$10,440
5/31/2015	$10,753	$10,804	$10,828	$10,574
6/30/2015	$10,716	$10,614	$10,663	$10,369
7/31/2015	$11,145	$10,974	$10,999	$10,586
8/31/2015	$10,282	$10,307	$10,317	$9,948
9/30/2015	$10,045	$10,052	$10,031	$9,702
10/31/2015	$10,849	$10,918	$10,872	$10,520
11/30/2015	$10,855	$10,949	$10,930	$10,551
12/31/2015	$10,769	$10,788	$10,742	$10,385
1/31/2016	$10,070	$10,186	$10,100	$9,869
2/29/2016	$9,816	$10,181	$10,091	$9,856
3/31/2016	$10,338	$10,868	$10,778	$10,525
4/30/2016	$10,228	$10,769	$10,694	$10,566
5/31/2016	$10,463	$10,978	$10,907	$10,755
6/30/2016	$10,396	$10,935	$10,864	$10,783
7/31/2016	$10,903	$11,451	$11,391	$11,181
8/31/2016	$10,855	$11,394	$11,348	$11,196
9/30/2016	$11,013	$11,436	$11,399	$11,199
10/31/2016	$10,702	$11,167	$11,098	$10,994
11/30/2016	$10,831	$11,410	$11,394	$11,401
12/31/2016	$10,793	$11,551	$11,536	$11,627
1/31/2017	$11,191	$11,941	$11,909	$11,847
2/28/2017	$11,531	$12,437	$12,388	$12,318
3/31/2017	$11,646	$12,580	$12,532	$12,332
4/30/2017	$11,909	$12,868	$12,814	$12,459
5/31/2017	$12,440	$13,203	$13,114	$12,634
6/30/2017	$12,349	$13,168	$13,115	$12,713
7/31/2017	$12,776	$13,518	$13,445	$12,974
8/31/2017	$12,996	$13,766	$13,671	$13,014
9/30/2017	$13,140	$13,945	$13,892	$13,283
10/31/2017	$13,781	$14,485	$14,405	$13,593
11/30/2017	$14,109	$14,925	$14,841	$14,009
12/31/2017	$14,114	$15,041	$14,949	$14,165
1/31/2018	$15,196	$16,107	$15,971	$14,976
2/28/2018	$15,043	$15,684	$15,549	$14,424
3/31/2018	$14,747	$15,254	$15,171	$14,058
4/30/2018	$14,824	$15,307	$15,221	$14,112
5/31/2018	$15,737	$15,978	$15,911	$14,451
6/30/2018	$15,753	$16,132	$16,062	$14,540
7/31/2018	$15,819	$16,606	$16,518	$15,081
8/31/2018	$17,228	$17,514	$17,431	$15,573
9/30/2018	$17,468	$17,612	$17,488	$15,662
10/31/2018	$15,064	$16,037	$15,874	$14,591
11/30/2018	$15,175	$16,207	$16,049	$14,888
12/31/2018	$13,927	$14,814	$14,632	$13,544
1/31/2019	$15,372	$16,145	$15,975	$14,629
2/28/2019	$16,405	$16,723	$16,580	$15,099
3/31/2019	$16,804	$17,199	$16,999	$15,393
4/30/2019	$17,395	$17,976	$17,749	$16,016
5/31/2019	$16,712	$16,840	$16,614	$14,998
6/30/2019	$17,850	$17,997	$17,765	$16,055
7/31/2019	$18,397	$18,403	$18,150	$16,286
8/31/2019	$18,182	$18,262	$17,969	$16,028
9/30/2019	$16,774	$18,265	$17,961	$16,328
10/31/2019	$17,315	$18,779	$18,467	$16,681
11/30/2019	$18,319	$19,613	$19,304	$17,287
12/31/2019	$18,701	$20,204	$19,877	$17,809
1/31/2020	$19,436	$20,656	$20,279	$17,802
2/29/2020	$18,614	$19,249	$18,892	$16,336
3/31/2020	$16,862	$17,356	$16,925	$14,319
4/30/2020	$19,516	$19,924	$19,430	$16,154
5/31/2020	$21,743	$21,261	$20,765	$16,923
6/30/2020	$23,601	$22,187	$21,663	$17,260
7/31/2020	$25,647	$23,894	$23,276	$18,233
8/31/2020	$28,181	$26,360	$25,621	$19,544
9/30/2020	$28,034	$25,120	$24,449	$18,801
10/31/2020	$27,660	$24,266	$23,675	$18,301
11/30/2020	$30,975	$26,751	$26,202	$20,305
12/31/2020	$32,995	$27,982	$27,483	$21,085
1/31/2021	$33,017	$27,775	$27,379	$20,872
2/28/2021	$33,395	$27,768	$27,435	$21,448
3/31/2021	$31,692	$28,245	$27,810	$22,387
4/30/2021	$33,410	$30,167	$29,614	$23,582
5/31/2021	$31,996	$29,750	$29,176	$23,747
6/30/2021	$33,720	$31,616	$30,975	$24,301
7/31/2021	$34,927	$32,658	$31,850	$24,878
8/31/2021	$36,148	$33,879	$33,002	$25,635
9/30/2021	$34,187	$31,982	$31,190	$24,443
10/31/2021	$37,984	$34,752	$33,812	$26,155
11/30/2021	$37,668	$34,964	$33,903	$25,974
12/31/2021	$35,728	$35,703	$34,587	$27,138
1/31/2022	$31,250	$32,639	$31,521	$25,734
2/28/2022	$30,248	$31,253	$30,264	$24,963
3/31/2022	$31,030	$32,475	$31,386	$25,890
4/30/2022	$26,745	$28,554	$27,593	$23,632
5/31/2022	$25,660	$27,890	$26,958	$23,676
6/30/2022	$23,739	$25,681	$24,850	$21,721
7/31/2022	$26,231	$28,763	$27,820	$23,724
8/31/2022	$25,228	$27,423	$26,585	$22,757
9/30/2022	$22,884	$24,757	$24,012	$20,661
10/31/2022	$23,445	$26,204	$25,469	$22,334
11/30/2022	$23,794	$27,398	$26,583	$23,582
12/31/2022	$21,771	$25,301	$24,568	$22,223
1/31/2023	$23,224	$27,409	$26,641	$23,619
2/28/2023	$22,544	$27,084	$26,326	$23,043
3/31/2023	$23,914	$28,935	$27,971	$23,889
4/30/2023	$23,518	$29,221	$28,212	$24,262
5/31/2023	$24,778	$30,552	$29,426	$24,367
6/30/2023	$26,552	$32,642	$31,460	$25,977
7/31/2023	$27,536	$33,741	$32,541	$26,812
8/31/2023	$27,159	$33,439	$32,176	$26,385
9/30/2023	$25,274	$31,620	$30,408	$25,127
10/31/2023	$24,447	$31,170	$29,880	$24,599
11/30/2023	$27,784	$34,568	$33,113	$26,845
12/31/2023	$28,842	$36,098	$34,693	$28,065
1/31/2024	$30,487	$36,999	$35,461	$28,536
2/29/2024	$33,292	$39,523	$37,901	$30,060
3/31/2024	$33,908	$40,219	$38,587	$31,027
4/30/2024	$31,903	$38,513	$36,887	$29,760
5/31/2024	$33,558	$40,818	$39,084	$31,236
6/30/2024	$35,765	$43,571	$41,595	$32,356
7/31/2024	$34,101	$42,830	$41,068	$32,750
8/31/2024	$35,379	$43,722	$41,861	$33,545
9/30/2024	$36,693	$44,961	$43,017	$34,261
10/31/2024	$37,604	$44,812	$42,855	$33,950

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class R2 at NAV	53.82%	16.78%	14.16%
Russell 1000 Growth Index	43.77%	19.00%	16.18%
Russell 3000 Growth Index	43.42%	18.34%	15.66%
S&P 500 IndexFootnote Reference*	38.02%	15.27%	13.00%
Footnote	Description
Footnote*	The Fund has adopted the S&P 500 Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of October 31, 2024)

Total Net Assets	$6,506,434,379
# of Portfolio Holdings	51
Portfolio Turnover Rate	94%
Total Advisory Fees Paid	$31,122,166

What did the Fund invest in?

(as of October 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	17.27%
Consumer Discretionary	12.69%
Consumer Staples	1.02%
Financials	0.81%
Health Care	10.15%
Industrials	9.46%
Information Technology	44.20%
Repurchase Agreements	4.40%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R2

LGLQX

Lord Abbett Growth Leaders Fund

Annual Shareholder Report

October 31, 2024

lordabbett.com/FundDocuments

TSR-A-3339-R2

12/24

Class R3

LGLRX

Lord Abbett Growth Leaders Fund

Annual Shareholder Report

October 31, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Growth Leaders Fund for the period of November 1, 2023 to October 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$146	1.15%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Fund returned 53.98%, reflecting performance at the net asset value (NAV) of Class R3 shares, compared to the 43.77% of a securities market index with investment characteristics similar to those of the Fund, the Russell 1000 Growth Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 38.02% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve (Fed) lowering its policy rate by 50 basis points in September. There were also increased market expectations for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to these expectations of rate cuts, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to NVIDIA Corporation. Security selection within the Industrials sector also contributed to relative performance, led by an overweight allocation to Axon Enterprise, Inc.

Top detractors from performance: Security selection within the Financials sector detracted from relative performance, led by an overweight allocation to Coinbase Global, Inc. Within the Health Care sector, an overweight allocation to Springworks Therapeutics, Inc., also detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class R3	Russell 1000 Growth Index	Russell 3000 Growth Index	S&P 500 Index
10/31/2014	$10,000	$10,000	$10,000	$10,000
11/30/2014	$10,288	$10,317	$10,298	$10,269
12/31/2014	$10,137	$10,209	$10,221	$10,243
1/31/2015	$9,976	$10,053	$10,059	$9,936
2/28/2015	$10,674	$10,723	$10,733	$10,507
3/31/2015	$10,605	$10,601	$10,635	$10,340
4/30/2015	$10,389	$10,654	$10,659	$10,440
5/31/2015	$10,762	$10,804	$10,828	$10,574
6/30/2015	$10,725	$10,614	$10,663	$10,369
7/31/2015	$11,157	$10,974	$10,999	$10,586
8/31/2015	$10,293	$10,307	$10,317	$9,948
9/30/2015	$10,058	$10,052	$10,031	$9,702
10/31/2015	$10,858	$10,918	$10,872	$10,520
11/30/2015	$10,870	$10,949	$10,930	$10,551
12/31/2015	$10,783	$10,788	$10,742	$10,385
1/31/2016	$10,089	$10,186	$10,100	$9,869
2/29/2016	$9,833	$10,181	$10,091	$9,856
3/31/2016	$10,354	$10,868	$10,778	$10,525
4/30/2016	$10,243	$10,769	$10,694	$10,566
5/31/2016	$10,484	$10,978	$10,907	$10,755
6/30/2016	$10,417	$10,935	$10,864	$10,783
7/31/2016	$10,928	$11,451	$11,391	$11,181
8/31/2016	$10,879	$11,394	$11,348	$11,196
9/30/2016	$11,039	$11,436	$11,399	$11,199
10/31/2016	$10,725	$11,167	$11,098	$10,994
11/30/2016	$10,855	$11,410	$11,394	$11,401
12/31/2016	$10,817	$11,551	$11,536	$11,627
1/31/2017	$11,217	$11,941	$11,909	$11,847
2/28/2017	$11,559	$12,437	$12,388	$12,318
3/31/2017	$11,675	$12,580	$12,532	$12,332
4/30/2017	$11,940	$12,868	$12,814	$12,459
5/31/2017	$12,475	$13,203	$13,114	$12,634
6/30/2017	$12,383	$13,168	$13,115	$12,713
7/31/2017	$12,812	$13,518	$13,445	$12,974
8/31/2017	$13,034	$13,766	$13,671	$13,014
9/30/2017	$13,179	$13,945	$13,892	$13,283
10/31/2017	$13,825	$14,485	$14,405	$13,593
11/30/2017	$14,155	$14,925	$14,841	$14,009
12/31/2017	$14,160	$15,041	$14,949	$14,165
1/31/2018	$15,244	$16,107	$15,971	$14,976
2/28/2018	$15,095	$15,684	$15,549	$14,424
3/31/2018	$14,797	$15,254	$15,171	$14,058
4/30/2018	$14,879	$15,307	$15,221	$14,112
5/31/2018	$15,794	$15,978	$15,911	$14,451
6/30/2018	$15,815	$16,132	$16,062	$14,540
7/31/2018	$15,882	$16,606	$16,518	$15,081
8/31/2018	$17,300	$17,514	$17,431	$15,573
9/30/2018	$17,542	$17,612	$17,488	$15,662
10/31/2018	$15,126	$16,037	$15,874	$14,591
11/30/2018	$15,238	$16,207	$16,049	$14,888
12/31/2018	$13,993	$14,814	$14,632	$13,544
1/31/2019	$15,436	$16,145	$15,975	$14,629
2/28/2019	$16,477	$16,723	$16,580	$15,099
3/31/2019	$16,879	$17,199	$16,999	$15,393
4/30/2019	$17,480	$17,976	$17,749	$16,016
5/31/2019	$16,793	$16,840	$16,614	$14,998
6/30/2019	$17,939	$17,997	$17,765	$16,055
7/31/2019	$18,484	$18,403	$18,150	$16,286
8/31/2019	$18,273	$18,262	$17,969	$16,028
9/30/2019	$16,855	$18,265	$17,961	$16,328
10/31/2019	$17,400	$18,779	$18,467	$16,681
11/30/2019	$18,418	$19,613	$19,304	$17,287
12/31/2019	$18,802	$20,204	$19,877	$17,809
1/31/2020	$19,543	$20,656	$20,279	$17,802
2/29/2020	$18,714	$19,249	$18,892	$16,336
3/31/2020	$16,949	$17,356	$16,925	$14,319
4/30/2020	$19,631	$19,924	$19,430	$16,154
5/31/2020	$21,867	$21,261	$20,765	$16,923
6/30/2020	$23,740	$22,187	$21,663	$17,260
7/31/2020	$25,795	$23,894	$23,276	$18,233
8/31/2020	$28,348	$26,360	$25,621	$19,544
9/30/2020	$28,200	$25,120	$24,449	$18,801
10/31/2020	$27,829	$24,266	$23,675	$18,301
11/30/2020	$31,162	$26,751	$26,202	$20,305
12/31/2020	$33,198	$27,982	$27,483	$21,085
1/31/2021	$33,220	$27,775	$27,379	$20,872
2/28/2021	$33,608	$27,768	$27,435	$21,448
3/31/2021	$31,900	$28,245	$27,810	$22,387
4/30/2021	$33,631	$30,167	$29,614	$23,582
5/31/2021	$32,206	$29,750	$29,176	$23,747
6/30/2021	$33,951	$31,616	$30,975	$24,301
7/31/2021	$35,160	$32,658	$31,850	$24,878
8/31/2021	$36,398	$33,879	$33,002	$25,635
9/30/2021	$34,429	$31,982	$31,190	$24,443
10/31/2021	$38,247	$34,752	$33,812	$26,155
11/30/2021	$37,937	$34,964	$33,903	$25,974
12/31/2021	$35,991	$35,703	$34,587	$27,138
1/31/2022	$31,478	$32,639	$31,521	$25,734
2/28/2022	$30,468	$31,253	$30,264	$24,963
3/31/2022	$31,265	$32,475	$31,386	$25,890
4/30/2022	$26,947	$28,554	$27,593	$23,632
5/31/2022	$25,863	$27,890	$26,958	$23,676
6/30/2022	$23,917	$25,681	$24,850	$21,721
7/31/2022	$26,428	$28,763	$27,820	$23,724
8/31/2022	$25,427	$27,423	$26,585	$22,757
9/30/2022	$23,064	$24,757	$24,012	$20,661
10/31/2022	$23,639	$26,204	$25,469	$22,334
11/30/2022	$23,991	$27,398	$26,583	$23,582
12/31/2022	$21,952	$25,301	$24,568	$22,223
1/31/2023	$23,425	$27,409	$26,641	$23,619
2/28/2023	$22,740	$27,084	$26,326	$23,043
3/31/2023	$24,111	$28,935	$27,971	$23,889
4/30/2023	$23,722	$29,221	$28,212	$24,262
5/31/2023	$24,992	$30,552	$29,426	$24,367
6/30/2023	$26,789	$32,642	$31,460	$25,977
7/31/2023	$27,781	$33,741	$32,541	$26,812
8/31/2023	$27,401	$33,439	$32,176	$26,385
9/30/2023	$25,501	$31,620	$30,408	$25,127
10/31/2023	$24,667	$31,170	$29,880	$24,599
11/30/2023	$28,040	$34,568	$33,113	$26,845
12/31/2023	$29,106	$36,098	$34,693	$28,065
1/31/2024	$30,774	$36,999	$35,461	$28,536
2/29/2024	$33,600	$39,523	$37,901	$30,060
3/31/2024	$34,230	$40,219	$38,587	$31,027
4/30/2024	$32,210	$38,513	$36,887	$29,760
5/31/2024	$33,887	$40,818	$39,084	$31,236
6/30/2024	$36,120	$43,571	$41,595	$32,356
7/31/2024	$34,443	$42,830	$41,068	$32,750
8/31/2024	$35,731	$43,722	$41,861	$33,545
9/30/2024	$37,056	$44,961	$43,017	$34,261
10/31/2024	$37,983	$44,812	$42,855	$33,950

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class R3 at NAV	53.98%	16.90%	14.28%
Russell 1000 Growth Index	43.77%	19.00%	16.18%
Russell 3000 Growth Index	43.42%	18.34%	15.66%
S&P 500 IndexFootnote Reference*	38.02%	15.27%	13.00%
Footnote	Description
Footnote*	The Fund has adopted the S&P 500 Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of October 31, 2024)

Total Net Assets	$6,506,434,379
# of Portfolio Holdings	51
Portfolio Turnover Rate	94%
Total Advisory Fees Paid	$31,122,166

What did the Fund invest in?

(as of October 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	17.27%
Consumer Discretionary	12.69%
Consumer Staples	1.02%
Financials	0.81%
Health Care	10.15%
Industrials	9.46%
Information Technology	44.20%
Repurchase Agreements	4.40%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R3

LGLRX

Lord Abbett Growth Leaders Fund

Annual Shareholder Report

October 31, 2024

lordabbett.com/FundDocuments

TSR-A-3340-R3

12/24

Class R4

LGLSX

Lord Abbett Growth Leaders Fund

Annual Shareholder Report

October 31, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Growth Leaders Fund for the period of November 1, 2023 to October 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$114	0.90%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Fund returned 54.35%, reflecting performance at the net asset value (NAV) of Class R4 shares, compared to the 43.77% of a securities market index with investment characteristics similar to those of the Fund, the Russell 1000 Growth Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 38.02% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve (Fed) lowering its policy rate by 50 basis points in September. There were also increased market expectations for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to these expectations of rate cuts, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to NVIDIA Corporation. Security selection within the Industrials sector also contributed to relative performance, led by an overweight allocation to Axon Enterprise, Inc.

Top detractors from performance: Security selection within the Financials sector detracted from relative performance, led by an overweight allocation to Coinbase Global, Inc. Within the Health Care sector, an overweight allocation to Springworks Therapeutics, Inc., also detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class R4	Russell 1000 Growth Index	Russell 3000 Growth Index	S&P 500 Index
6/30/2015	$10,000	$10,000	$10,000	$10,000
7/31/2015	$10,406	$10,339	$10,314	$10,210
8/31/2015	$9,603	$9,711	$9,676	$9,594
9/30/2015	$9,385	$9,471	$9,407	$9,356
10/31/2015	$10,137	$10,287	$10,196	$10,145
11/30/2015	$10,147	$10,315	$10,250	$10,176
12/31/2015	$10,067	$10,164	$10,073	$10,015
1/31/2016	$9,418	$9,597	$9,472	$9,518
2/29/2016	$9,180	$9,593	$9,463	$9,505
3/31/2016	$9,673	$10,239	$10,107	$10,150
4/30/2016	$9,574	$10,146	$10,029	$10,189
5/31/2016	$9,798	$10,343	$10,229	$10,372
6/30/2016	$9,740	$10,302	$10,188	$10,399
7/31/2016	$10,214	$10,789	$10,683	$10,783
8/31/2016	$10,174	$10,735	$10,642	$10,798
9/30/2016	$10,326	$10,774	$10,690	$10,800
10/31/2016	$10,035	$10,521	$10,407	$10,603
11/30/2016	$10,161	$10,750	$10,685	$10,996
12/31/2016	$10,125	$10,883	$10,818	$11,213
1/31/2017	$10,501	$11,250	$11,168	$11,426
2/28/2017	$10,823	$11,717	$11,618	$11,879
3/31/2017	$10,935	$11,853	$11,752	$11,893
4/30/2017	$11,186	$12,124	$12,017	$12,015
5/31/2017	$11,692	$12,439	$12,299	$12,184
6/30/2017	$11,607	$12,406	$12,299	$12,260
7/31/2017	$12,009	$12,736	$12,608	$12,512
8/31/2017	$12,224	$12,970	$12,820	$12,551
9/30/2017	$12,363	$13,138	$13,028	$12,810
10/31/2017	$12,967	$13,647	$13,509	$13,109
11/30/2017	$13,278	$14,062	$13,918	$13,511
12/31/2017	$13,287	$14,171	$14,019	$13,661
1/31/2018	$14,313	$15,175	$14,977	$14,443
2/28/2018	$14,170	$14,777	$14,582	$13,911
3/31/2018	$13,893	$14,372	$14,227	$13,557
4/30/2018	$13,974	$14,422	$14,274	$13,609
5/31/2018	$14,838	$15,054	$14,921	$13,937
6/30/2018	$14,857	$15,199	$15,063	$14,023
7/31/2018	$14,923	$15,645	$15,490	$14,544
8/31/2018	$16,259	$16,501	$16,346	$15,018
9/30/2018	$16,493	$16,593	$16,401	$15,104
10/31/2018	$14,222	$15,109	$14,887	$14,072
11/30/2018	$14,336	$15,270	$15,050	$14,358
12/31/2018	$13,161	$13,957	$13,722	$13,062
1/31/2019	$14,525	$15,211	$14,981	$14,109
2/28/2019	$15,506	$15,756	$15,549	$14,562
3/31/2019	$15,890	$16,204	$15,942	$14,845
4/30/2019	$16,457	$16,936	$16,645	$15,446
5/31/2019	$15,815	$15,866	$15,581	$14,464
6/30/2019	$16,893	$16,956	$16,660	$15,483
7/31/2019	$17,414	$17,339	$17,022	$15,706
8/31/2019	$17,220	$17,206	$16,851	$15,457
9/30/2019	$15,890	$17,208	$16,844	$15,746
10/31/2019	$16,406	$17,693	$17,319	$16,087
11/30/2019	$17,365	$18,478	$18,103	$16,671
12/31/2019	$17,732	$19,036	$18,641	$17,175
1/31/2020	$18,436	$19,461	$19,017	$17,168
2/29/2020	$17,658	$18,136	$17,717	$15,755
3/31/2020	$15,996	$16,352	$15,872	$13,809
4/30/2020	$18,529	$18,771	$18,222	$15,579
5/31/2020	$20,645	$20,032	$19,474	$16,321
6/30/2020	$22,419	$20,904	$20,316	$16,645
7/31/2020	$24,367	$22,512	$21,829	$17,584
8/31/2020	$26,782	$24,835	$24,027	$18,848
9/30/2020	$26,645	$23,667	$22,928	$18,132
10/31/2020	$26,303	$22,863	$22,203	$17,650
11/30/2020	$29,457	$25,204	$24,572	$19,582
12/31/2020	$31,396	$26,363	$25,773	$20,335
1/31/2021	$31,423	$26,168	$25,676	$20,129
2/28/2021	$31,794	$26,162	$25,728	$20,684
3/31/2021	$30,179	$26,611	$26,081	$21,590
4/30/2021	$31,829	$28,422	$27,772	$22,742
5/31/2021	$30,488	$28,029	$27,361	$22,901
6/30/2021	$32,138	$29,787	$29,048	$23,436
7/31/2021	$33,300	$30,769	$29,869	$23,993
8/31/2021	$34,475	$31,920	$30,949	$24,722
9/30/2021	$32,612	$30,132	$29,250	$23,572
10/31/2021	$36,242	$32,742	$31,709	$25,224
11/30/2021	$35,947	$32,942	$31,794	$25,049
12/31/2021	$34,115	$33,638	$32,435	$26,172
1/31/2022	$29,847	$30,751	$29,560	$24,817
2/28/2022	$28,897	$29,445	$28,381	$24,074
3/31/2022	$29,652	$30,597	$29,434	$24,968
4/30/2022	$25,563	$26,902	$25,876	$22,791
5/31/2022	$24,536	$26,277	$25,281	$22,833
6/30/2022	$22,704	$24,195	$23,304	$20,948
7/31/2022	$25,088	$27,099	$26,090	$22,879
8/31/2022	$24,146	$25,837	$24,932	$21,946
9/30/2022	$21,906	$23,325	$22,519	$19,925
10/31/2022	$22,449	$24,688	$23,885	$21,538
11/30/2022	$22,788	$25,813	$24,930	$22,742
12/31/2022	$20,854	$23,837	$23,040	$21,432
1/31/2023	$22,262	$25,824	$24,984	$22,778
2/28/2023	$21,618	$25,517	$24,689	$22,223
3/31/2023	$22,933	$27,262	$26,231	$23,038
4/30/2023	$22,559	$27,531	$26,458	$23,398
5/31/2023	$23,773	$28,785	$27,596	$23,500
6/30/2023	$25,486	$30,754	$29,503	$25,053
7/31/2023	$26,437	$31,790	$30,517	$25,857
8/31/2023	$26,080	$31,504	$30,175	$25,446
9/30/2023	$24,282	$29,791	$28,516	$24,232
10/31/2023	$23,493	$29,367	$28,022	$23,723
11/30/2023	$26,708	$32,568	$31,053	$25,889
12/31/2023	$27,726	$34,010	$32,535	$27,066
1/31/2024	$29,321	$34,859	$33,255	$27,520
2/29/2024	$32,028	$37,237	$35,544	$28,990
3/31/2024	$32,630	$37,893	$36,187	$29,923
4/30/2024	$30,713	$36,285	$34,592	$28,700
5/31/2024	$32,316	$38,458	$36,653	$30,124
6/30/2024	$34,454	$41,051	$39,008	$31,204
7/31/2024	$32,859	$40,353	$38,514	$31,584
8/31/2024	$34,098	$41,193	$39,257	$32,350
9/30/2024	$35,370	$42,360	$40,342	$33,041
10/31/2024	$36,261	$42,220	$40,190	$32,742

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 6/30/15
Class R4 at NAV	54.35%	17.19%	14.79%
Russell 1000 Growth Index	43.77%	19.00%	16.68%
Russell 3000 Growth Index	43.42%	18.34%	16.06%
S&P 500 IndexFootnote Reference*	38.02%	15.27%	13.54%
Footnote	Description
Footnote*	The Fund has adopted the S&P 500 Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of October 31, 2024)

Total Net Assets	$6,506,434,379
# of Portfolio Holdings	51
Portfolio Turnover Rate	94%
Total Advisory Fees Paid	$31,122,166

What did the Fund invest in?

(as of October 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	17.27%
Consumer Discretionary	12.69%
Consumer Staples	1.02%
Financials	0.81%
Health Care	10.15%
Industrials	9.46%
Information Technology	44.20%
Repurchase Agreements	4.40%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R4

LGLSX

Lord Abbett Growth Leaders Fund

Annual Shareholder Report

October 31, 2024

lordabbett.com/FundDocuments

TSR-A-8727-R4

12/24

Class R5

LGLUX

Lord Abbett Growth Leaders Fund

Annual Shareholder Report

October 31, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Growth Leaders Fund for the period of November 1, 2023 to October 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$83	0.65%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Fund returned 54.81%, reflecting performance at the net asset value (NAV) of Class R5 shares, compared to the 43.77% of a securities market index with investment characteristics similar to those of the Fund, the Russell 1000 Growth Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 38.02% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve (Fed) lowering its policy rate by 50 basis points in September. There were also increased market expectations for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to these expectations of rate cuts, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to NVIDIA Corporation. Security selection within the Industrials sector also contributed to relative performance, led by an overweight allocation to Axon Enterprise, Inc.

Top detractors from performance: Security selection within the Financials sector detracted from relative performance, led by an overweight allocation to Coinbase Global, Inc. Within the Health Care sector, an overweight allocation to Springworks Therapeutics, Inc., also detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class R5	Russell 1000 Growth Index	Russell 3000 Growth Index	S&P 500 Index
6/30/2015	$10,000	$10,000	$10,000	$10,000
7/31/2015	$10,407	$10,339	$10,314	$10,210
8/31/2015	$9,606	$9,711	$9,676	$9,594
9/30/2015	$9,390	$9,471	$9,407	$9,356
10/31/2015	$10,144	$10,287	$10,196	$10,145
11/30/2015	$10,159	$10,315	$10,250	$10,176
12/31/2015	$10,079	$10,164	$10,073	$10,015
1/31/2016	$9,431	$9,597	$9,472	$9,518
2/29/2016	$9,200	$9,593	$9,463	$9,505
3/31/2016	$9,693	$10,239	$10,107	$10,150
4/30/2016	$9,595	$10,146	$10,029	$10,189
5/31/2016	$9,822	$10,343	$10,229	$10,372
6/30/2016	$9,764	$10,302	$10,188	$10,399
7/31/2016	$10,248	$10,789	$10,683	$10,783
8/31/2016	$10,208	$10,735	$10,642	$10,798
9/30/2016	$10,363	$10,774	$10,690	$10,800
10/31/2016	$10,075	$10,521	$10,407	$10,603
11/30/2016	$10,199	$10,750	$10,685	$10,996
12/31/2016	$10,168	$10,883	$10,818	$11,213
1/31/2017	$10,550	$11,250	$11,168	$11,426
2/28/2017	$10,874	$11,717	$11,618	$11,879
3/31/2017	$10,989	$11,853	$11,752	$11,893
4/30/2017	$11,242	$12,124	$12,017	$12,015
5/31/2017	$11,752	$12,439	$12,299	$12,184
6/30/2017	$11,672	$12,406	$12,299	$12,260
7/31/2017	$12,081	$12,736	$12,608	$12,512
8/31/2017	$12,298	$12,970	$12,820	$12,551
9/30/2017	$12,440	$13,138	$13,028	$12,810
10/31/2017	$13,053	$13,647	$13,509	$13,109
11/30/2017	$13,370	$14,062	$13,918	$13,511
12/31/2017	$13,379	$14,171	$14,019	$13,661
1/31/2018	$14,414	$15,175	$14,977	$14,443
2/28/2018	$14,272	$14,777	$14,582	$13,911
3/31/2018	$13,998	$14,372	$14,227	$13,557
4/30/2018	$14,083	$14,422	$14,274	$13,609
5/31/2018	$14,953	$15,054	$14,921	$13,937
6/30/2018	$14,976	$15,199	$15,063	$14,023
7/31/2018	$15,047	$15,645	$15,490	$14,544
8/31/2018	$16,398	$16,501	$16,346	$15,018
9/30/2018	$16,635	$16,593	$16,401	$15,104
10/31/2018	$14,353	$15,109	$14,887	$14,072
11/30/2018	$14,466	$15,270	$15,050	$14,358
12/31/2018	$13,284	$13,957	$13,722	$13,062
1/31/2019	$14,664	$15,211	$14,981	$14,109
2/28/2019	$15,660	$15,756	$15,549	$14,562
3/31/2019	$16,050	$16,204	$15,942	$14,845
4/30/2019	$16,622	$16,936	$16,645	$15,446
5/31/2019	$15,977	$15,866	$15,581	$14,464
6/30/2019	$17,074	$16,956	$16,660	$15,483
7/31/2019	$17,606	$17,339	$17,022	$15,706
8/31/2019	$17,414	$17,206	$16,851	$15,457
9/30/2019	$16,067	$17,208	$16,844	$15,746
10/31/2019	$16,593	$17,693	$17,319	$16,087
11/30/2019	$17,569	$18,478	$18,103	$16,671
12/31/2019	$17,943	$19,036	$18,641	$17,175
1/31/2020	$18,660	$19,461	$19,017	$17,168
2/29/2020	$17,875	$18,136	$17,717	$15,755
3/31/2020	$16,196	$16,352	$15,872	$13,809
4/30/2020	$18,764	$18,771	$18,222	$15,579
5/31/2020	$20,916	$20,032	$19,474	$16,321
6/30/2020	$22,712	$20,904	$20,316	$16,645
7/31/2020	$24,692	$22,512	$21,829	$17,584
8/31/2020	$27,144	$24,835	$24,027	$18,848
9/30/2020	$27,015	$23,667	$22,928	$18,132
10/31/2020	$26,672	$22,863	$22,203	$17,650
11/30/2020	$29,877	$25,204	$24,572	$19,582
12/31/2020	$31,848	$26,363	$25,773	$20,335
1/31/2021	$31,881	$26,168	$25,676	$20,129
2/28/2021	$32,266	$26,162	$25,728	$20,684
3/31/2021	$30,633	$26,611	$26,081	$21,590
4/30/2021	$32,313	$28,422	$27,772	$22,742
5/31/2021	$30,957	$28,029	$27,361	$22,901
6/30/2021	$32,644	$29,787	$29,048	$23,436
7/31/2021	$33,825	$30,769	$29,869	$23,993
8/31/2021	$35,034	$31,920	$30,949	$24,722
9/30/2021	$33,144	$30,132	$29,250	$23,572
10/31/2021	$36,843	$32,742	$31,709	$25,224
11/30/2021	$36,547	$32,942	$31,794	$25,049
12/31/2021	$34,696	$33,638	$32,435	$26,172
1/31/2022	$30,365	$30,751	$29,560	$24,817
2/28/2022	$29,398	$29,445	$28,381	$24,074
3/31/2022	$30,175	$30,597	$29,434	$24,968
4/30/2022	$26,018	$26,902	$25,876	$22,791
5/31/2022	$24,985	$26,277	$25,281	$22,833
6/30/2022	$23,117	$24,195	$23,304	$20,948
7/31/2022	$25,555	$27,099	$26,090	$22,879
8/31/2022	$24,596	$25,837	$24,932	$21,946
9/30/2022	$22,315	$23,325	$22,519	$19,925
10/31/2022	$22,877	$24,688	$23,885	$21,538
11/30/2022	$23,233	$25,813	$24,930	$22,742
12/31/2022	$21,266	$23,837	$23,040	$21,432
1/31/2023	$22,704	$25,824	$24,984	$22,778
2/28/2023	$22,042	$25,517	$24,689	$22,223
3/31/2023	$23,390	$27,262	$26,231	$23,038
4/30/2023	$23,018	$27,531	$26,458	$23,398
5/31/2023	$24,257	$28,785	$27,596	$23,500
6/30/2023	$26,018	$30,754	$29,503	$25,053
7/31/2023	$26,993	$31,790	$30,517	$25,857
8/31/2023	$26,630	$31,504	$30,175	$25,446
9/30/2023	$24,803	$29,791	$28,516	$24,232
10/31/2023	$23,993	$29,367	$28,022	$23,723
11/30/2023	$27,291	$32,568	$31,053	$25,889
12/31/2023	$28,340	$34,010	$32,535	$27,066
1/31/2024	$29,977	$34,859	$33,255	$27,520
2/29/2024	$32,746	$37,237	$35,544	$28,990
3/31/2024	$33,374	$37,893	$36,187	$29,923
4/30/2024	$31,415	$36,285	$34,592	$28,700
5/31/2024	$33,068	$38,458	$36,653	$30,124
6/30/2024	$35,258	$41,051	$39,008	$31,204
7/31/2024	$33,630	$40,353	$38,514	$31,584
8/31/2024	$34,903	$41,193	$39,257	$32,350
9/30/2024	$36,217	$42,360	$40,342	$33,041
10/31/2024	$37,142	$42,220	$40,190	$32,742

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 6/30/15
Class R5 at NAV	54.81%	17.49%	15.09%
Russell 1000 Growth Index	43.77%	19.00%	16.68%
Russell 3000 Growth Index	43.42%	18.34%	16.06%
S&P 500 IndexFootnote Reference*	38.02%	15.27%	13.54%
Footnote	Description
Footnote*	The Fund has adopted the S&P 500 Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of October 31, 2024)

Total Net Assets	$6,506,434,379
# of Portfolio Holdings	51
Portfolio Turnover Rate	94%
Total Advisory Fees Paid	$31,122,166

What did the Fund invest in?

(as of October 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	17.27%
Consumer Discretionary	12.69%
Consumer Staples	1.02%
Financials	0.81%
Health Care	10.15%
Industrials	9.46%
Information Technology	44.20%
Repurchase Agreements	4.40%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R5

LGLUX

Lord Abbett Growth Leaders Fund

Annual Shareholder Report

October 31, 2024

lordabbett.com/FundDocuments

TSR-A-8759-R5

12/24

Class R6

LGLVX

Lord Abbett Growth Leaders Fund

Annual Shareholder Report

October 31, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Growth Leaders Fund for the period of November 1, 2023 to October 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$74	0.58%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Fund returned 54.87%, reflecting performance at the net asset value (NAV) of Class R6 shares, compared to the 43.77% of a securities market index with investment characteristics similar to those of the Fund, the Russell 1000 Growth Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 38.02% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve (Fed) lowering its policy rate by 50 basis points in September. There were also increased market expectations for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to these expectations of rate cuts, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to NVIDIA Corporation. Security selection within the Industrials sector also contributed to relative performance, led by an overweight allocation to Axon Enterprise, Inc.

Top detractors from performance: Security selection within the Financials sector detracted from relative performance, led by an overweight allocation to Coinbase Global, Inc. Within the Health Care sector, an overweight allocation to Springworks Therapeutics, Inc., also detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class R6	Russell 1000 Growth Index	Russell 3000 Growth Index	S&P 500 Index
6/30/2015	$10,000	$10,000	$10,000	$10,000
7/31/2015	$10,407	$10,339	$10,314	$10,210
8/31/2015	$9,610	$9,711	$9,676	$9,594
9/30/2015	$9,394	$9,471	$9,407	$9,356
10/31/2015	$10,148	$10,287	$10,196	$10,145
11/30/2015	$10,163	$10,315	$10,250	$10,176
12/31/2015	$10,088	$10,164	$10,073	$10,015
1/31/2016	$9,440	$9,597	$9,472	$9,518
2/29/2016	$9,205	$9,593	$9,463	$9,505
3/31/2016	$9,697	$10,239	$10,107	$10,150
4/30/2016	$9,600	$10,146	$10,029	$10,189
5/31/2016	$9,830	$10,343	$10,229	$10,372
6/30/2016	$9,773	$10,302	$10,188	$10,399
7/31/2016	$10,256	$10,789	$10,683	$10,783
8/31/2016	$10,217	$10,735	$10,642	$10,798
9/30/2016	$10,372	$10,774	$10,690	$10,800
10/31/2016	$10,083	$10,521	$10,407	$10,603
11/30/2016	$10,212	$10,750	$10,685	$10,996
12/31/2016	$10,181	$10,883	$10,818	$11,213
1/31/2017	$10,563	$11,250	$11,168	$11,426
2/28/2017	$10,887	$11,717	$11,618	$11,879
3/31/2017	$11,002	$11,853	$11,752	$11,893
4/30/2017	$11,255	$12,124	$12,017	$12,015
5/31/2017	$11,765	$12,439	$12,299	$12,184
6/30/2017	$11,686	$12,406	$12,299	$12,260
7/31/2017	$12,098	$12,736	$12,608	$12,512
8/31/2017	$12,316	$12,970	$12,820	$12,551
9/30/2017	$12,458	$13,138	$13,028	$12,810
10/31/2017	$13,075	$13,647	$13,509	$13,109
11/30/2017	$13,392	$14,062	$13,918	$13,511
12/31/2017	$13,401	$14,171	$14,019	$13,661
1/31/2018	$14,441	$15,175	$14,977	$14,443
2/28/2018	$14,304	$14,777	$14,582	$13,911
3/31/2018	$14,025	$14,372	$14,227	$13,557
4/30/2018	$14,110	$14,422	$14,274	$13,609
5/31/2018	$14,984	$15,054	$14,921	$13,937
6/30/2018	$15,007	$15,199	$15,063	$14,023
7/31/2018	$15,078	$15,645	$15,490	$14,544
8/31/2018	$16,434	$16,501	$16,346	$15,018
9/30/2018	$16,670	$16,593	$16,401	$15,104
10/31/2018	$14,384	$15,109	$14,887	$14,072
11/30/2018	$14,497	$15,270	$15,050	$14,358
12/31/2018	$13,315	$13,957	$13,722	$13,062
1/31/2019	$14,700	$15,211	$14,981	$14,109
2/28/2019	$15,696	$15,756	$15,549	$14,562
3/31/2019	$16,091	$16,204	$15,942	$14,845
4/30/2019	$16,668	$16,936	$16,645	$15,446
5/31/2019	$16,023	$15,866	$15,581	$14,464
6/30/2019	$17,120	$16,956	$16,660	$15,483
7/31/2019	$17,652	$17,339	$17,022	$15,706
8/31/2019	$17,460	$17,206	$16,851	$15,457
9/30/2019	$16,114	$17,208	$16,844	$15,746
10/31/2019	$16,640	$17,693	$17,319	$16,087
11/30/2019	$17,620	$18,478	$18,103	$16,671
12/31/2019	$18,000	$19,036	$18,641	$17,175
1/31/2020	$18,717	$19,461	$19,017	$17,168
2/29/2020	$17,933	$18,136	$17,717	$15,755
3/31/2020	$16,248	$16,352	$15,872	$13,809
4/30/2020	$18,821	$18,771	$18,222	$15,579
5/31/2020	$20,983	$20,032	$19,474	$16,321
6/30/2020	$22,789	$20,904	$20,316	$16,645
7/31/2020	$24,774	$22,512	$21,829	$17,584
8/31/2020	$27,236	$24,835	$24,027	$18,848
9/30/2020	$27,107	$23,667	$22,928	$18,132
10/31/2020	$26,764	$22,863	$22,203	$17,650
11/30/2020	$29,984	$25,204	$24,572	$19,582
12/31/2020	$31,959	$26,363	$25,773	$20,335
1/31/2021	$31,993	$26,168	$25,676	$20,129
2/28/2021	$32,377	$26,162	$25,728	$20,684
3/31/2021	$30,746	$26,611	$26,081	$21,590
4/30/2021	$32,431	$28,422	$27,772	$22,742
5/31/2021	$31,076	$28,029	$27,361	$22,901
6/30/2021	$32,768	$29,787	$29,048	$23,436
7/31/2021	$33,961	$30,769	$29,869	$23,993
8/31/2021	$35,168	$31,920	$30,949	$24,722
9/30/2021	$33,281	$30,132	$29,250	$23,572
10/31/2021	$36,995	$32,742	$31,709	$25,224
11/30/2021	$36,700	$32,942	$31,794	$25,049
12/31/2021	$34,837	$33,638	$32,435	$26,172
1/31/2022	$30,493	$30,751	$29,560	$24,817
2/28/2022	$29,520	$29,445	$28,381	$24,074
3/31/2022	$30,303	$30,597	$29,434	$24,968
4/30/2022	$26,140	$26,902	$25,876	$22,791
5/31/2022	$25,093	$26,277	$25,281	$22,833
6/30/2022	$23,222	$24,195	$23,304	$20,948
7/31/2022	$25,670	$27,099	$26,090	$22,879
8/31/2022	$24,714	$25,837	$24,932	$21,946
9/30/2022	$22,422	$23,325	$22,519	$19,925
10/31/2022	$22,991	$24,688	$23,885	$21,538
11/30/2022	$23,346	$25,813	$24,930	$22,742
12/31/2022	$21,367	$23,837	$23,040	$21,432
1/31/2023	$22,818	$25,824	$24,984	$22,778
2/28/2023	$22,159	$25,517	$24,689	$22,223
3/31/2023	$23,511	$27,262	$26,231	$23,038
4/30/2023	$23,140	$27,531	$26,458	$23,398
5/31/2023	$24,393	$28,785	$27,596	$23,500
6/30/2023	$26,157	$30,754	$29,503	$25,053
7/31/2023	$27,138	$31,790	$30,517	$25,857
8/31/2023	$26,775	$31,504	$30,175	$25,446
9/30/2023	$24,937	$29,791	$28,516	$24,232
10/31/2023	$24,129	$29,367	$28,022	$23,723
11/30/2023	$27,443	$32,568	$31,053	$25,889
12/31/2023	$28,498	$34,010	$32,535	$27,066
1/31/2024	$30,147	$34,859	$33,255	$27,520
2/29/2024	$32,925	$37,237	$35,544	$28,990
3/31/2024	$33,559	$37,893	$36,187	$29,923
4/30/2024	$31,598	$36,285	$34,592	$28,700
5/31/2024	$33,254	$38,458	$36,653	$30,124
6/30/2024	$35,464	$41,051	$39,008	$31,204
7/31/2024	$33,832	$40,353	$38,514	$31,584
8/31/2024	$35,118	$41,193	$39,257	$32,350
9/30/2024	$36,445	$42,360	$40,342	$33,041
10/31/2024	$37,368	$42,220	$40,190	$32,742

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 6/30/15
Class R6 at NAV	54.87%	17.56%	15.16%
Russell 1000 Growth Index	43.77%	19.00%	16.68%
Russell 3000 Growth Index	43.42%	18.34%	16.06%
S&P 500 IndexFootnote Reference*	38.02%	15.27%	13.54%
Footnote	Description
Footnote*	The Fund has adopted the S&P 500 Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of October 31, 2024)

Total Net Assets	$6,506,434,379
# of Portfolio Holdings	51
Portfolio Turnover Rate	94%
Total Advisory Fees Paid	$31,122,166

What did the Fund invest in?

(as of October 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	17.27%
Consumer Discretionary	12.69%
Consumer Staples	1.02%
Financials	0.81%
Health Care	10.15%
Industrials	9.46%
Information Technology	44.20%
Repurchase Agreements	4.40%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R6

LGLVX

Lord Abbett Growth Leaders Fund

Annual Shareholder Report

October 31, 2024

lordabbett.com/FundDocuments

TSR-A-8791-R6

12/24

Class A

LHCAX

Lord Abbett Health Care Fund

Annual Shareholder Report

October 31, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Health Care Fund for the period of November 1, 2023 to October 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$118	1.03%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Fund returned 28.51%, reflecting performance at the net asset value (NAV) of Class A shares, compared to the 19.63% of a securities market index with investment characteristics similar to those of the Fund, the MSCI ACWI Health Care Index with Net Dividends. The Fund's broad-based securities market index, the MSCI ACWI Net Index, returned 32.79% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September. There were also increased expectations for further rate cuts in 2024, which was influenced by mixed economic data, including softer consumer price index reports and fluctuating job market indicators, which sparked recession fears but were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Health Care Equipment & Supplies industry contributed to relative performance, led by an overweight allocation to PROCEPT BioRobotics Corp. Security selection within the Pharmaceuticals industry also contributed to relative performance, led by an overweight allocation to Longboard Pharmaceuticals, Inc.

Top detractors from performance: Security selection within the Life Sciences Tools & Services industry detracted from relative performance, led by an overweight allocation to Quanterix Corporation. Security selection within the Health Care Providers & Services industry also detracted from relative performance, led by an overweight allocation to UnitedHealth Group Incorporated.

Fund Performance

Total Return Based on $10,000 Investment

	Class A with load	MSCI ACWI Health Care Index with Net Dividends	MSCI ACWI Health Care Index with Gross Dividends	MSCI ACWI Net Index
7/31/2019	$9,422	$10,000	$10,000	$10,000
8/31/2019	$9,196	$9,994	$9,998	$9,763
9/30/2019	$8,756	$9,974	$9,981	$9,968
10/31/2019	$9,095	$10,491	$10,501	$10,241
11/30/2019	$9,868	$10,959	$10,974	$10,491
12/31/2019	$10,170	$11,343	$11,361	$10,860
1/31/2020	$10,006	$11,182	$11,203	$10,741
2/29/2020	$9,573	$10,436	$10,459	$9,873
3/31/2020	$9,014	$10,050	$10,086	$8,540
4/30/2020	$10,107	$11,219	$11,264	$9,455
5/31/2020	$10,911	$11,677	$11,730	$9,866
6/30/2020	$10,948	$11,591	$11,647	$10,181
7/31/2020	$11,420	$12,084	$12,146	$10,720
8/31/2020	$11,878	$12,323	$12,390	$11,376
9/30/2020	$12,230	$12,130	$12,200	$11,009
10/31/2020	$12,104	$11,565	$11,634	$10,741
11/30/2020	$13,130	$12,591	$12,669	$12,065
12/31/2020	$13,945	$13,029	$13,115	$12,626
1/31/2021	$14,328	$13,165	$13,255	$12,568
2/28/2021	$14,243	$12,796	$12,886	$12,859
3/31/2021	$13,704	$13,086	$13,195	$13,203
4/30/2021	$14,377	$13,609	$13,725	$13,780
5/31/2021	$13,924	$13,911	$14,038	$13,995
6/30/2021	$14,682	$14,313	$14,447	$14,179
7/31/2021	$14,944	$14,736	$14,878	$14,277
8/31/2021	$15,547	$15,119	$15,268	$14,634
9/30/2021	$14,739	$14,346	$14,492	$14,030
10/31/2021	$15,561	$14,869	$15,023	$14,746
11/30/2021	$14,301	$14,342	$14,494	$14,390
12/31/2021	$15,094	$15,310	$15,477	$14,966
1/31/2022	$13,240	$14,147	$14,306	$14,231
2/28/2022	$13,347	$14,082	$14,244	$13,863
3/31/2022	$13,927	$14,729	$14,915	$14,164
4/30/2022	$12,843	$14,029	$14,208	$13,030
5/31/2022	$12,675	$14,079	$14,268	$13,046
6/30/2022	$12,568	$13,660	$13,849	$11,946
7/31/2022	$13,232	$14,096	$14,296	$12,780
8/31/2022	$12,874	$13,264	$13,454	$12,309
9/30/2022	$12,217	$12,700	$12,887	$11,131
10/31/2022	$13,026	$13,738	$13,943	$11,803
11/30/2022	$13,545	$14,529	$14,751	$12,718
12/31/2022	$13,278	$14,369	$14,593	$12,218
1/31/2023	$13,400	$14,306	$14,534	$13,094
2/28/2023	$12,980	$13,695	$13,916	$12,718
3/31/2023	$13,110	$14,123	$14,368	$13,110
4/30/2023	$13,881	$14,615	$14,872	$13,299
5/31/2023	$13,606	$14,015	$14,272	$13,156
6/30/2023	$13,873	$14,440	$14,709	$13,920
7/31/2023	$13,736	$14,652	$14,930	$14,430
8/31/2023	$13,408	$14,512	$14,791	$14,027
9/30/2023	$12,553	$14,052	$14,327	$13,446
10/31/2023	$11,752	$13,497	$13,765	$13,042
11/30/2023	$12,576	$14,271	$14,560	$14,246
12/31/2023	$13,667	$14,883	$15,189	$14,930
1/31/2024	$13,858	$15,227	$15,545	$15,018
2/29/2024	$14,507	$15,586	$15,915	$15,662
3/31/2024	$14,835	$15,933	$16,287	$16,154
4/30/2024	$14,056	$15,314	$15,659	$15,621
5/31/2024	$14,484	$15,684	$16,046	$16,255
6/30/2024	$14,919	$15,985	$16,359	$16,617
7/31/2024	$15,003	$16,533	$16,925	$16,886
8/31/2024	$15,850	$17,443	$17,861	$17,314
9/30/2024	$15,422	$16,979	$17,392	$17,716
10/31/2024	$15,102	$16,147	$16,543	$17,319

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 7/31/19
Class A at NAV	28.51%	10.67%	9.40%
Class A with sales charge	21.11%	9.37%	8.17%
MSCI ACWI Health Care Index with Net Dividends	19.63%	9.01%	9.55%
MSCI ACWI Health Care Index with Gross Dividends	20.19%	9.52%	10.06%
MSCI ACWI Net IndexFootnote Reference*	32.79%	11.08%	11.02%
Footnote	Description
Footnote*	The Fund has adopted the MSCI ACWI Net Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of October 31, 2024)

Total Net Assets	$8,565,053
# of Portfolio Holdings	61
Portfolio Turnover Rate	88%
Total Advisory Fees Paid	$0

What did the Fund invest in?

(as of October 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Health Care	96.43%
Repurchase Agreements	3.57%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class A

LHCAX

Lord Abbett Health Care Fund

Annual Shareholder Report

October 31, 2024

lordabbett.com/FundDocuments

TSR-A-9126-A

12/24

Class C

LHCCX

Lord Abbett Health Care Fund

Annual Shareholder Report

October 31, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Health Care Fund for the period of November 1, 2023 to October 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$202	1.78%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Fund returned 27.51%, reflecting performance at the net asset value (NAV) of Class C shares, compared to the 19.63% of a securities market index with investment characteristics similar to those of the Fund, the MSCI ACWI Health Care Index with Net Dividends. The Fund's broad-based securities market index, the MSCI ACWI Net Index, returned 32.79% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September. There were also increased expectations for further rate cuts in 2024, which was influenced by mixed economic data, including softer consumer price index reports and fluctuating job market indicators, which sparked recession fears but were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Health Care Equipment & Supplies industry contributed to relative performance, led by an overweight allocation to PROCEPT BioRobotics Corp. Security selection within the Pharmaceuticals industry also contributed to relative performance, led by an overweight allocation to Longboard Pharmaceuticals, Inc.

Top detractors from performance: Security selection within the Life Sciences Tools & Services industry detracted from relative performance, led by an overweight allocation to Quanterix Corporation. Security selection within the Health Care Providers & Services industry also detracted from relative performance, led by an overweight allocation to UnitedHealth Group Incorporated.

Fund Performance

Total Return Based on $10,000 Investment

	Class C with load	MSCI ACWI Health Care Index with Net Dividends	MSCI ACWI Health Care Index with Gross Dividends	MSCI ACWI Net Index
7/31/2019	$10,000	$10,000	$10,000	$10,000
8/31/2019	$9,753	$9,994	$9,998	$9,763
9/30/2019	$9,280	$9,974	$9,981	$9,968
10/31/2019	$9,633	$10,491	$10,501	$10,241
11/30/2019	$10,447	$10,959	$10,974	$10,491
12/31/2019	$10,760	$11,343	$11,361	$10,860
1/31/2020	$10,580	$11,182	$11,203	$10,741
2/29/2020	$10,113	$10,436	$10,459	$9,873
3/31/2020	$9,520	$10,050	$10,086	$8,540
4/30/2020	$10,667	$11,219	$11,264	$9,455
5/31/2020	$11,500	$11,677	$11,730	$9,866
6/30/2020	$11,540	$11,591	$11,647	$10,181
7/31/2020	$12,027	$12,084	$12,146	$10,720
8/31/2020	$12,500	$12,323	$12,390	$11,376
9/30/2020	$12,867	$12,130	$12,200	$11,009
10/31/2020	$12,727	$11,565	$11,634	$10,741
11/30/2020	$13,795	$12,591	$12,669	$12,065
12/31/2020	$14,639	$13,029	$13,115	$12,626
1/31/2021	$15,038	$13,165	$13,255	$12,568
2/28/2021	$14,940	$12,796	$12,886	$12,859
3/31/2021	$14,360	$13,086	$13,195	$13,203
4/30/2021	$15,060	$13,609	$13,725	$13,780
5/31/2021	$14,578	$13,911	$14,038	$13,995
6/30/2021	$15,361	$14,313	$14,447	$14,179
7/31/2021	$15,617	$14,736	$14,878	$14,277
8/31/2021	$16,242	$15,119	$15,268	$14,634
9/30/2021	$15,384	$14,346	$14,492	$14,030
10/31/2021	$16,235	$14,869	$15,023	$14,746
11/30/2021	$14,910	$14,342	$14,494	$14,390
12/31/2021	$15,723	$15,310	$15,477	$14,966
1/31/2022	$13,790	$14,147	$14,306	$14,231
2/28/2022	$13,895	$14,082	$14,244	$13,863
3/31/2022	$14,480	$14,729	$14,915	$14,164
4/30/2022	$13,351	$14,029	$14,208	$13,030
5/31/2022	$13,164	$14,079	$14,268	$13,046
6/30/2022	$13,051	$13,660	$13,849	$11,946
7/31/2022	$13,733	$14,096	$14,296	$12,780
8/31/2022	$13,351	$13,264	$13,454	$12,309
9/30/2022	$12,661	$12,700	$12,887	$11,131
10/31/2022	$13,489	$13,738	$13,943	$11,803
11/30/2022	$14,025	$14,529	$14,751	$12,718
12/31/2022	$13,733	$14,369	$14,593	$12,218
1/31/2023	$13,847	$14,306	$14,534	$13,094
2/28/2023	$13,408	$13,695	$13,916	$12,718
3/31/2023	$13,530	$14,123	$14,368	$13,110
4/30/2023	$14,318	$14,615	$14,872	$13,299
5/31/2023	$14,025	$14,015	$14,272	$13,156
6/30/2023	$14,293	$14,440	$14,709	$13,920
7/31/2023	$14,147	$14,652	$14,930	$14,430
8/31/2023	$13,798	$14,512	$14,791	$14,027
9/30/2023	$12,913	$14,052	$14,327	$13,446
10/31/2023	$12,076	$13,497	$13,765	$13,042
11/30/2023	$12,921	$14,271	$14,560	$14,246
12/31/2023	$14,033	$14,883	$15,189	$14,930
1/31/2024	$14,220	$15,227	$15,545	$15,018
2/29/2024	$14,870	$15,586	$15,915	$15,662
3/31/2024	$15,203	$15,933	$16,287	$16,154
4/30/2024	$14,391	$15,314	$15,659	$15,621
5/31/2024	$14,821	$15,684	$16,046	$16,255
6/30/2024	$15,251	$15,985	$16,359	$16,617
7/31/2024	$15,333	$16,533	$16,925	$16,886
8/31/2024	$16,185	$17,443	$17,861	$17,314
9/30/2024	$15,747	$16,979	$17,392	$17,716
10/31/2024	$15,398	$16,147	$16,543	$17,319

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 7/31/19
Class C at NAV	27.51%	9.83%	8.57%
Class C with sales charge	26.51%	9.83%	8.57%
MSCI ACWI Health Care Index with Net Dividends	19.63%	9.01%	9.55%
MSCI ACWI Health Care Index with Gross Dividends	20.19%	9.52%	10.06%
MSCI ACWI Net IndexFootnote Reference*	32.79%	11.08%	11.02%
Footnote	Description
Footnote*	The Fund has adopted the MSCI ACWI Net Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of October 31, 2024)

Total Net Assets	$8,565,053
# of Portfolio Holdings	61
Portfolio Turnover Rate	88%
Total Advisory Fees Paid	$0

What did the Fund invest in?

(as of October 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Health Care	96.43%
Repurchase Agreements	3.57%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class C

LHCCX

Lord Abbett Health Care Fund

Annual Shareholder Report

October 31, 2024

lordabbett.com/FundDocuments

TSR-A-9127-C

12/24

Class F

LHCFX

Lord Abbett Health Care Fund

Annual Shareholder Report

October 31, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Health Care Fund for the period of November 1, 2023 to October 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$89	0.78%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Fund returned 28.84%, reflecting performance at the net asset value (NAV) of Class F shares, compared to the 19.63% of a securities market index with investment characteristics similar to those of the Fund, the MSCI ACWI Health Care Index with Net Dividends. The Fund's broad-based securities market index, the MSCI ACWI Net Index, returned 32.79% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September. There were also increased expectations for further rate cuts in 2024, which was influenced by mixed economic data, including softer consumer price index reports and fluctuating job market indicators, which sparked recession fears but were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Health Care Equipment & Supplies industry contributed to relative performance, led by an overweight allocation to PROCEPT BioRobotics Corp. Security selection within the Pharmaceuticals industry also contributed to relative performance, led by an overweight allocation to Longboard Pharmaceuticals, Inc.

Top detractors from performance: Security selection within the Life Sciences Tools & Services industry detracted from relative performance, led by an overweight allocation to Quanterix Corporation. Security selection within the Health Care Providers & Services industry also detracted from relative performance, led by an overweight allocation to UnitedHealth Group Incorporated.

Fund Performance

Total Return Based on $10,000 Investment

	Class F	MSCI ACWI Health Care Index with Net Dividends	MSCI ACWI Health Care Index with Gross Dividends	MSCI ACWI Net Index
7/31/2019	$10,000	$10,000	$10,000	$10,000
8/31/2019	$9,767	$9,994	$9,998	$9,763
9/30/2019	$9,293	$9,974	$9,981	$9,968
10/31/2019	$9,660	$10,491	$10,501	$10,241
11/30/2019	$10,481	$10,959	$10,974	$10,491
12/31/2019	$10,807	$11,343	$11,361	$10,860
1/31/2020	$10,634	$11,182	$11,203	$10,741
2/29/2020	$10,174	$10,436	$10,459	$9,873
3/31/2020	$9,581	$10,050	$10,086	$8,540
4/30/2020	$10,747	$11,219	$11,264	$9,455
5/31/2020	$11,601	$11,677	$11,730	$9,866
6/30/2020	$11,648	$11,591	$11,647	$10,181
7/31/2020	$12,148	$12,084	$12,146	$10,720
8/31/2020	$12,634	$12,323	$12,390	$11,376
9/30/2020	$13,014	$12,130	$12,200	$11,009
10/31/2020	$12,881	$11,565	$11,634	$10,741
11/30/2020	$13,976	$12,591	$12,669	$12,065
12/31/2020	$14,849	$13,029	$13,115	$12,626
1/31/2021	$15,262	$13,165	$13,255	$12,568
2/28/2021	$15,172	$12,796	$12,886	$12,859
3/31/2021	$14,600	$13,086	$13,195	$13,203
4/30/2021	$15,322	$13,609	$13,725	$13,780
5/31/2021	$14,841	$13,911	$14,038	$13,995
6/30/2021	$15,653	$14,313	$14,447	$14,179
7/31/2021	$15,931	$14,736	$14,878	$14,277
8/31/2021	$16,585	$15,119	$15,268	$14,634
9/30/2021	$15,721	$14,346	$14,492	$14,030
10/31/2021	$16,600	$14,869	$15,023	$14,746
11/30/2021	$15,263	$14,342	$14,494	$14,390
12/31/2021	$16,113	$15,310	$15,477	$14,966
1/31/2022	$14,138	$14,147	$14,306	$14,231
2/28/2022	$14,259	$14,082	$14,244	$13,863
3/31/2022	$14,874	$14,729	$14,915	$14,164
4/30/2022	$13,717	$14,029	$14,208	$13,030
5/31/2022	$13,539	$14,079	$14,268	$13,046
6/30/2022	$13,434	$13,660	$13,849	$11,946
7/31/2022	$14,146	$14,096	$14,296	$12,780
8/31/2022	$13,766	$13,264	$13,454	$12,309
9/30/2022	$13,070	$12,700	$12,887	$11,131
10/31/2022	$13,936	$13,738	$13,943	$11,803
11/30/2022	$14,494	$14,529	$14,751	$12,718
12/31/2022	$14,211	$14,369	$14,593	$12,218
1/31/2023	$14,340	$14,306	$14,534	$13,094
2/28/2023	$13,895	$13,695	$13,916	$12,718
3/31/2023	$14,033	$14,123	$14,368	$13,110
4/30/2023	$14,866	$14,615	$14,872	$13,299
5/31/2023	$14,575	$14,015	$14,272	$13,156
6/30/2023	$14,866	$14,440	$14,709	$13,920
7/31/2023	$14,721	$14,652	$14,930	$14,430
8/31/2023	$14,373	$14,512	$14,791	$14,027
9/30/2023	$13,458	$14,052	$14,327	$13,446
10/31/2023	$12,600	$13,497	$13,765	$13,042
11/30/2023	$13,491	$14,271	$14,560	$14,246
12/31/2023	$14,664	$14,883	$15,189	$14,930
1/31/2024	$14,874	$15,227	$15,545	$15,018
2/29/2024	$15,570	$15,586	$15,915	$15,662
3/31/2024	$15,926	$15,933	$16,287	$16,154
4/30/2024	$15,085	$15,314	$15,659	$15,621
5/31/2024	$15,554	$15,684	$16,046	$16,255
6/30/2024	$16,024	$15,985	$16,359	$16,617
7/31/2024	$16,113	$16,533	$16,925	$16,886
8/31/2024	$17,027	$17,443	$17,861	$17,314
9/30/2024	$16,582	$16,979	$17,392	$17,716
10/31/2024	$16,234	$16,147	$16,543	$17,319

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 7/31/19
Class F at NAV	28.84%	10.94%	9.66%
MSCI ACWI Health Care Index with Net Dividends	19.63%	9.01%	9.55%
MSCI ACWI Health Care Index with Gross Dividends	20.19%	9.52%	10.06%
MSCI ACWI Net IndexFootnote Reference*	32.79%	11.08%	11.02%
Footnote	Description
Footnote*	The Fund has adopted the MSCI ACWI Net Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of October 31, 2024)

Total Net Assets	$8,565,053
# of Portfolio Holdings	61
Portfolio Turnover Rate	88%
Total Advisory Fees Paid	$0

What did the Fund invest in?

(as of October 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Health Care	96.43%
Repurchase Agreements	3.57%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class F

LHCFX

Lord Abbett Health Care Fund

Annual Shareholder Report

October 31, 2024

lordabbett.com/FundDocuments

TSR-A-9128-F

12/24

Class F3

LHCOX

Lord Abbett Health Care Fund

Annual Shareholder Report

October 31, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Health Care Fund for the period of November 1, 2023 to October 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$69	0.60%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Fund returned 29.05%, reflecting performance at the net asset value (NAV) of Class F3 shares, compared to the 19.63% of a securities market index with investment characteristics similar to those of the Fund, the MSCI ACWI Health Care Index with Net Dividends. The Fund's broad-based securities market index, the MSCI ACWI Net Index, returned 32.79% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September. There were also increased expectations for further rate cuts in 2024, which was influenced by mixed economic data, including softer consumer price index reports and fluctuating job market indicators, which sparked recession fears but were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Health Care Equipment & Supplies industry contributed to relative performance, led by an overweight allocation to PROCEPT BioRobotics Corp. Security selection within the Pharmaceuticals industry also contributed to relative performance, led by an overweight allocation to Longboard Pharmaceuticals, Inc.

Top detractors from performance: Security selection within the Life Sciences Tools & Services industry detracted from relative performance, led by an overweight allocation to Quanterix Corporation. Security selection within the Health Care Providers & Services industry also detracted from relative performance, led by an overweight allocation to UnitedHealth Group Incorporated.

Fund Performance

Total Return Based on $10,000 Investment

	Class F3	MSCI ACWI Health Care Index with Net Dividends	MSCI ACWI Health Care Index with Gross Dividends	MSCI ACWI Net Index
7/31/2019	$10,000	$10,000	$10,000	$10,000
8/31/2019	$9,767	$9,994	$9,998	$9,763
9/30/2019	$9,293	$9,974	$9,981	$9,968
10/31/2019	$9,660	$10,491	$10,501	$10,241
11/30/2019	$10,487	$10,959	$10,974	$10,491
12/31/2019	$10,807	$11,343	$11,361	$10,860
1/31/2020	$10,641	$11,182	$11,203	$10,741
2/29/2020	$10,180	$10,436	$10,459	$9,873
3/31/2020	$9,586	$10,050	$10,086	$8,540
4/30/2020	$10,754	$11,219	$11,264	$9,455
5/31/2020	$11,608	$11,677	$11,730	$9,866
6/30/2020	$11,655	$11,591	$11,647	$10,181
7/31/2020	$12,155	$12,084	$12,146	$10,720
8/31/2020	$12,642	$12,323	$12,390	$11,376
9/30/2020	$13,022	$12,130	$12,200	$11,009
10/31/2020	$12,895	$11,565	$11,634	$10,741
11/30/2020	$13,995	$12,591	$12,669	$12,065
12/31/2020	$14,861	$13,029	$13,115	$12,626
1/31/2021	$15,275	$13,165	$13,255	$12,568
2/28/2021	$15,192	$12,796	$12,886	$12,859
3/31/2021	$14,620	$13,086	$13,195	$13,203
4/30/2021	$15,335	$13,609	$13,725	$13,780
5/31/2021	$14,861	$13,911	$14,038	$13,995
6/30/2021	$15,674	$14,313	$14,447	$14,179
7/31/2021	$15,953	$14,736	$14,878	$14,277
8/31/2021	$16,608	$15,119	$15,268	$14,634
9/30/2021	$15,742	$14,346	$14,492	$14,030
10/31/2021	$16,623	$14,869	$15,023	$14,746
11/30/2021	$15,283	$14,342	$14,494	$14,390
12/31/2021	$16,135	$15,310	$15,477	$14,966
1/31/2022	$14,156	$14,147	$14,306	$14,231
2/28/2022	$14,286	$14,082	$14,244	$13,863
3/31/2022	$14,902	$14,729	$14,915	$14,164
4/30/2022	$13,743	$14,029	$14,208	$13,030
5/31/2022	$13,573	$14,079	$14,268	$13,046
6/30/2022	$13,459	$13,660	$13,849	$11,946
7/31/2022	$14,181	$14,096	$14,296	$12,780
8/31/2022	$13,800	$13,264	$13,454	$12,309
9/30/2022	$13,102	$12,700	$12,887	$11,131
10/31/2022	$13,970	$13,738	$13,943	$11,803
11/30/2022	$14,536	$14,529	$14,751	$12,718
12/31/2022	$14,252	$14,369	$14,593	$12,218
1/31/2023	$14,382	$14,306	$14,534	$13,094
2/28/2023	$13,935	$13,695	$13,916	$12,718
3/31/2023	$14,081	$14,123	$14,368	$13,110
4/30/2023	$14,910	$14,615	$14,872	$13,299
5/31/2023	$14,626	$14,015	$14,272	$13,156
6/30/2023	$14,918	$14,440	$14,709	$13,920
7/31/2023	$14,780	$14,652	$14,930	$14,430
8/31/2023	$14,423	$14,512	$14,791	$14,027
9/30/2023	$13,512	$14,052	$14,327	$13,446
10/31/2023	$12,650	$13,497	$13,765	$13,042
11/30/2023	$13,545	$14,271	$14,560	$14,246
12/31/2023	$14,731	$14,883	$15,189	$14,930
1/31/2024	$14,943	$15,227	$15,545	$15,018
2/29/2024	$15,642	$15,586	$15,915	$15,662
3/31/2024	$16,008	$15,933	$16,287	$16,154
4/30/2024	$15,162	$15,314	$15,659	$15,621
5/31/2024	$15,634	$15,684	$16,046	$16,255
6/30/2024	$16,105	$15,985	$16,359	$16,617
7/31/2024	$16,203	$16,533	$16,925	$16,886
8/31/2024	$17,122	$17,443	$17,861	$17,314
9/30/2024	$16,675	$16,979	$17,392	$17,716
10/31/2024	$16,325	$16,147	$16,543	$17,319

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 7/31/19
Class F3 at NAV	29.05%	11.06%	9.78%
MSCI ACWI Health Care Index with Net Dividends	19.63%	9.01%	9.55%
MSCI ACWI Health Care Index with Gross Dividends	20.19%	9.52%	10.06%
MSCI ACWI Net IndexFootnote Reference*	32.79%	11.08%	11.02%
Footnote	Description
Footnote*	The Fund has adopted the MSCI ACWI Net Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of October 31, 2024)

Total Net Assets	$8,565,053
# of Portfolio Holdings	61
Portfolio Turnover Rate	88%
Total Advisory Fees Paid	$0

What did the Fund invest in?

(as of October 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Health Care	96.43%
Repurchase Agreements	3.57%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class F3

LHCOX

Lord Abbett Health Care Fund

Annual Shareholder Report

October 31, 2024

lordabbett.com/FundDocuments

TSR-A-9130-F3

12/24

Class I

LHCIX

Lord Abbett Health Care Fund

Annual Shareholder Report

October 31, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Health Care Fund for the period of November 1, 2023 to October 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$89	0.78%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Fund returned 28.83%, reflecting performance at the net asset value (NAV) of Class I shares, compared to the 19.63% of a securities market index with investment characteristics similar to those of the Fund, the MSCI ACWI Health Care Index with Net Dividends. The Fund's broad-based securities market index, the MSCI ACWI Net Index, returned 32.79% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September. There were also increased expectations for further rate cuts in 2024, which was influenced by mixed economic data, including softer consumer price index reports and fluctuating job market indicators, which sparked recession fears but were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Health Care Equipment & Supplies industry contributed to relative performance, led by an overweight allocation to PROCEPT BioRobotics Corp. Security selection within the Pharmaceuticals industry also contributed to relative performance, led by an overweight allocation to Longboard Pharmaceuticals, Inc.

Top detractors from performance: Security selection within the Life Sciences Tools & Services industry detracted from relative performance, led by an overweight allocation to Quanterix Corporation. Security selection within the Health Care Providers & Services industry also detracted from relative performance, led by an overweight allocation to UnitedHealth Group Incorporated.

Fund Performance

Total Return Based on $10,000 Investment

	Class I	MSCI ACWI Health Care Index with Net Dividends	MSCI ACWI Health Care Index with Gross Dividends	MSCI ACWI Net Index
7/31/2019	$10,000	$10,000	$10,000	$10,000
8/31/2019	$9,767	$9,994	$9,998	$9,763
9/30/2019	$9,293	$9,974	$9,981	$9,968
10/31/2019	$9,660	$10,491	$10,501	$10,241
11/30/2019	$10,485	$10,959	$10,974	$10,491
12/31/2019	$10,805	$11,343	$11,361	$10,860
1/31/2020	$10,632	$11,182	$11,203	$10,741
2/29/2020	$10,172	$10,436	$10,459	$9,873
3/31/2020	$9,585	$10,050	$10,086	$8,540
4/30/2020	$10,745	$11,219	$11,264	$9,455
5/31/2020	$11,599	$11,677	$11,730	$9,866
6/30/2020	$11,646	$11,591	$11,647	$10,181
7/31/2020	$12,146	$12,084	$12,146	$10,720
8/31/2020	$12,639	$12,323	$12,390	$11,376
9/30/2020	$13,013	$12,130	$12,200	$11,009
10/31/2020	$12,886	$11,565	$11,634	$10,741
11/30/2020	$13,975	$12,591	$12,669	$12,065
12/31/2020	$14,848	$13,029	$13,115	$12,626
1/31/2021	$15,262	$13,165	$13,255	$12,568
2/28/2021	$15,171	$12,796	$12,886	$12,859
3/31/2021	$14,600	$13,086	$13,195	$13,203
4/30/2021	$15,322	$13,609	$13,725	$13,780
5/31/2021	$14,840	$13,911	$14,038	$13,995
6/30/2021	$15,653	$14,313	$14,447	$14,179
7/31/2021	$15,931	$14,736	$14,878	$14,277
8/31/2021	$16,586	$15,119	$15,268	$14,634
9/30/2021	$15,721	$14,346	$14,492	$14,030
10/31/2021	$16,601	$14,869	$15,023	$14,746
11/30/2021	$15,255	$14,342	$14,494	$14,390
12/31/2021	$16,105	$15,310	$15,477	$14,966
1/31/2022	$14,138	$14,147	$14,306	$14,231
2/28/2022	$14,259	$14,082	$14,244	$13,863
3/31/2022	$14,874	$14,729	$14,915	$14,164
4/30/2022	$13,716	$14,029	$14,208	$13,030
5/31/2022	$13,538	$14,079	$14,268	$13,046
6/30/2022	$13,433	$13,660	$13,849	$11,946
7/31/2022	$14,146	$14,096	$14,296	$12,780
8/31/2022	$13,765	$13,264	$13,454	$12,309
9/30/2022	$13,069	$12,700	$12,887	$11,131
10/31/2022	$13,935	$13,738	$13,943	$11,803
11/30/2022	$14,498	$14,529	$14,751	$12,718
12/31/2022	$14,206	$14,369	$14,593	$12,218
1/31/2023	$14,344	$14,306	$14,534	$13,094
2/28/2023	$13,898	$13,695	$13,916	$12,718
3/31/2023	$14,035	$14,123	$14,368	$13,110
4/30/2023	$14,862	$14,615	$14,872	$13,299
5/31/2023	$14,571	$14,015	$14,272	$13,156
6/30/2023	$14,871	$14,440	$14,709	$13,920
7/31/2023	$14,725	$14,652	$14,930	$14,430
8/31/2023	$14,368	$14,512	$14,791	$14,027
9/30/2023	$13,460	$14,052	$14,327	$13,446
10/31/2023	$12,600	$13,497	$13,765	$13,042
11/30/2023	$13,492	$14,271	$14,560	$14,246
12/31/2023	$14,660	$14,883	$15,189	$14,930
1/31/2024	$14,871	$15,227	$15,545	$15,018
2/29/2024	$15,568	$15,586	$15,915	$15,662
3/31/2024	$15,925	$15,933	$16,287	$16,154
4/30/2024	$15,089	$15,314	$15,659	$15,621
5/31/2024	$15,552	$15,684	$16,046	$16,255
6/30/2024	$16,022	$15,985	$16,359	$16,617
7/31/2024	$16,111	$16,533	$16,925	$16,886
8/31/2024	$17,027	$17,443	$17,861	$17,314
9/30/2024	$16,581	$16,979	$17,392	$17,716
10/31/2024	$16,233	$16,147	$16,543	$17,319

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 7/31/19
Class I at NAV	28.83%	10.94%	9.66%
MSCI ACWI Health Care Index with Net Dividends	19.63%	9.01%	9.55%
MSCI ACWI Health Care Index with Gross Dividends	20.19%	9.52%	10.06%
MSCI ACWI Net IndexFootnote Reference*	32.79%	11.08%	11.02%
Footnote	Description
Footnote*	The Fund has adopted the MSCI ACWI Net Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of October 31, 2024)

Total Net Assets	$8,565,053
# of Portfolio Holdings	61
Portfolio Turnover Rate	88%
Total Advisory Fees Paid	$0

What did the Fund invest in?

(as of October 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Health Care	96.43%
Repurchase Agreements	3.57%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class I

LHCIX

Lord Abbett Health Care Fund

Annual Shareholder Report

October 31, 2024

lordabbett.com/FundDocuments

TSR-A-9129-I

12/24

Class R3

LHCQX

Lord Abbett Health Care Fund

Annual Shareholder Report

October 31, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Health Care Fund for the period of November 1, 2023 to October 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$146	1.28%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Fund returned 28.19%, reflecting performance at the net asset value (NAV) of Class R3 shares, compared to the 19.63% of a securities market index with investment characteristics similar to those of the Fund, the MSCI ACWI Health Care Index with Net Dividends. The Fund's broad-based securities market index, the MSCI ACWI Net Index, returned 32.79% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September. There were also increased expectations for further rate cuts in 2024, which was influenced by mixed economic data, including softer consumer price index reports and fluctuating job market indicators, which sparked recession fears but were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Health Care Equipment & Supplies industry contributed to relative performance, led by an overweight allocation to PROCEPT BioRobotics Corp. Security selection within the Pharmaceuticals industry also contributed to relative performance, led by an overweight allocation to Longboard Pharmaceuticals, Inc.

Top detractors from performance: Security selection within the Life Sciences Tools & Services industry detracted from relative performance, led by an overweight allocation to Quanterix Corporation. Security selection within the Health Care Providers & Services industry also detracted from relative performance, led by an overweight allocation to UnitedHealth Group Incorporated.

Fund Performance

Total Return Based on $10,000 Investment

	Class R3	MSCI ACWI Health Care Index with Net Dividends	MSCI ACWI Health Care Index with Gross Dividends	MSCI ACWI Net Index
7/31/2019	$10,000	$10,000	$10,000	$10,000
8/31/2019	$9,760	$9,994	$9,998	$9,763
9/30/2019	$9,287	$9,974	$9,981	$9,968
10/31/2019	$9,647	$10,491	$10,501	$10,241
11/30/2019	$10,467	$10,959	$10,974	$10,491
12/31/2019	$10,780	$11,343	$11,361	$10,860
1/31/2020	$10,607	$11,182	$11,203	$10,741
2/29/2020	$10,140	$10,436	$10,459	$9,873
3/31/2020	$9,553	$10,050	$10,086	$8,540
4/30/2020	$10,707	$11,219	$11,264	$9,455
5/31/2020	$11,553	$11,677	$11,730	$9,866
6/30/2020	$11,593	$11,591	$11,647	$10,181
7/31/2020	$12,087	$12,084	$12,146	$10,720
8/31/2020	$12,567	$12,323	$12,390	$11,376
9/30/2020	$12,940	$12,130	$12,200	$11,009
10/31/2020	$12,807	$11,565	$11,634	$10,741
11/30/2020	$13,889	$12,591	$12,669	$12,065
12/31/2020	$14,747	$13,029	$13,115	$12,626
1/31/2021	$15,146	$13,165	$13,255	$12,568
2/28/2021	$15,055	$12,796	$12,886	$12,859
3/31/2021	$14,483	$13,086	$13,195	$13,203
4/30/2021	$15,191	$13,609	$13,725	$13,780
5/31/2021	$14,709	$13,911	$14,038	$13,995
6/30/2021	$15,507	$14,313	$14,447	$14,179
7/31/2021	$15,778	$14,736	$14,878	$14,277
8/31/2021	$16,410	$15,119	$15,268	$14,634
9/30/2021	$15,552	$14,346	$14,492	$14,030
10/31/2021	$16,417	$14,869	$15,023	$14,746
11/30/2021	$15,078	$14,342	$14,494	$14,390
12/31/2021	$15,913	$15,310	$15,477	$14,966
1/31/2022	$13,960	$14,147	$14,306	$14,231
2/28/2022	$14,073	$14,082	$14,244	$13,863
3/31/2022	$14,673	$14,729	$14,915	$14,164
4/30/2022	$13,530	$14,029	$14,208	$13,030
5/31/2022	$13,352	$14,079	$14,268	$13,046
6/30/2022	$13,238	$13,660	$13,849	$11,946
7/31/2022	$13,935	$14,096	$14,296	$12,780
8/31/2022	$13,554	$13,264	$13,454	$12,309
9/30/2022	$12,865	$12,700	$12,887	$11,131
10/31/2022	$13,708	$13,738	$13,943	$11,803
11/30/2022	$14,260	$14,529	$14,751	$12,718
12/31/2022	$13,968	$14,369	$14,593	$12,218
1/31/2023	$14,089	$14,306	$14,534	$13,094
2/28/2023	$13,652	$13,695	$13,916	$12,718
3/31/2023	$13,781	$14,123	$14,368	$13,110
4/30/2023	$14,592	$14,615	$14,872	$13,299
5/31/2023	$14,300	$14,015	$14,272	$13,156
6/30/2023	$14,584	$14,440	$14,709	$13,920
7/31/2023	$14,438	$14,652	$14,930	$14,430
8/31/2023	$14,081	$14,512	$14,791	$14,027
9/30/2023	$13,181	$14,052	$14,327	$13,446
10/31/2023	$12,338	$13,497	$13,765	$13,042
11/30/2023	$13,206	$14,271	$14,560	$14,246
12/31/2023	$14,349	$14,883	$15,189	$14,930
1/31/2024	$14,543	$15,227	$15,545	$15,018
2/29/2024	$15,216	$15,586	$15,915	$15,662
3/31/2024	$15,565	$15,933	$16,287	$16,154
4/30/2024	$14,738	$15,314	$15,659	$15,621
5/31/2024	$15,184	$15,684	$16,046	$16,255
6/30/2024	$15,638	$15,985	$16,359	$16,617
7/31/2024	$15,719	$16,533	$16,925	$16,886
8/31/2024	$16,602	$17,443	$17,861	$17,314
9/30/2024	$16,165	$16,979	$17,392	$17,716
10/31/2024	$15,816	$16,147	$16,543	$17,319

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 7/31/19
Class R3 at NAV	28.19%	10.39%	9.12%
MSCI ACWI Health Care Index with Net Dividends	19.63%	9.01%	9.55%
MSCI ACWI Health Care Index with Gross Dividends	20.19%	9.52%	10.06%
MSCI ACWI Net IndexFootnote Reference*	32.79%	11.08%	11.02%
Footnote	Description
Footnote*	The Fund has adopted the MSCI ACWI Net Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of October 31, 2024)

Total Net Assets	$8,565,053
# of Portfolio Holdings	61
Portfolio Turnover Rate	88%
Total Advisory Fees Paid	$0

What did the Fund invest in?

(as of October 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Health Care	96.43%
Repurchase Agreements	3.57%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R3

LHCQX

Lord Abbett Health Care Fund

Annual Shareholder Report

October 31, 2024

lordabbett.com/FundDocuments

TSR-A-9132-R3

12/24

Class R4

LHCSX

Lord Abbett Health Care Fund

Annual Shareholder Report

October 31, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Health Care Fund for the period of November 1, 2023 to October 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$118	1.03%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Fund returned 28.53%, reflecting performance at the net asset value (NAV) of Class R4 shares, compared to the 19.63% of a securities market index with investment characteristics similar to those of the Fund, the MSCI ACWI Health Care Index with Net Dividends. The Fund's broad-based securities market index, the MSCI ACWI Net Index, returned 32.79% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September. There were also increased expectations for further rate cuts in 2024, which was influenced by mixed economic data, including softer consumer price index reports and fluctuating job market indicators, which sparked recession fears but were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Health Care Equipment & Supplies industry contributed to relative performance, led by an overweight allocation to PROCEPT BioRobotics Corp. Security selection within the Pharmaceuticals industry also contributed to relative performance, led by an overweight allocation to Longboard Pharmaceuticals, Inc.

Top detractors from performance: Security selection within the Life Sciences Tools & Services industry detracted from relative performance, led by an overweight allocation to Quanterix Corporation. Security selection within the Health Care Providers & Services industry also detracted from relative performance, led by an overweight allocation to UnitedHealth Group Incorporated.

Fund Performance

Total Return Based on $10,000 Investment

	Class R4	MSCI ACWI Health Care Index with Net Dividends	MSCI ACWI Health Care Index with Gross Dividends	MSCI ACWI Net Index
7/31/2019	$10,000	$10,000	$10,000	$10,000
8/31/2019	$9,760	$9,994	$9,998	$9,763
9/30/2019	$9,293	$9,974	$9,981	$9,968
10/31/2019	$9,653	$10,491	$10,501	$10,241
11/30/2019	$10,473	$10,959	$10,974	$10,491
12/31/2019	$10,793	$11,343	$11,361	$10,860
1/31/2020	$10,620	$11,182	$11,203	$10,741
2/29/2020	$10,160	$10,436	$10,459	$9,873
3/31/2020	$9,567	$10,050	$10,086	$8,540
4/30/2020	$10,727	$11,219	$11,264	$9,455
5/31/2020	$11,573	$11,677	$11,730	$9,866
6/30/2020	$11,620	$11,591	$11,647	$10,181
7/31/2020	$12,120	$12,084	$12,146	$10,720
8/31/2020	$12,607	$12,323	$12,390	$11,376
9/30/2020	$12,980	$12,130	$12,200	$11,009
10/31/2020	$12,847	$11,565	$11,634	$10,741
11/30/2020	$13,936	$12,591	$12,669	$12,065
12/31/2020	$14,800	$13,029	$13,115	$12,626
1/31/2021	$15,207	$13,165	$13,255	$12,568
2/28/2021	$15,116	$12,796	$12,886	$12,859
3/31/2021	$14,545	$13,086	$13,195	$13,203
4/30/2021	$15,252	$13,609	$13,725	$13,780
5/31/2021	$14,778	$13,911	$14,038	$13,995
6/30/2021	$15,583	$14,313	$14,447	$14,179
7/31/2021	$15,853	$14,736	$14,878	$14,277
8/31/2021	$16,500	$15,119	$15,268	$14,634
9/30/2021	$15,635	$14,346	$14,492	$14,030
10/31/2021	$16,508	$14,869	$15,023	$14,746
11/30/2021	$15,170	$14,342	$14,494	$14,390
12/31/2021	$16,012	$15,310	$15,477	$14,966
1/31/2022	$14,044	$14,147	$14,306	$14,231
2/28/2022	$14,165	$14,082	$14,244	$13,863
3/31/2022	$14,773	$14,729	$14,915	$14,164
4/30/2022	$13,623	$14,029	$14,208	$13,030
5/31/2022	$13,444	$14,079	$14,268	$13,046
6/30/2022	$13,339	$13,660	$13,849	$11,946
7/31/2022	$14,044	$14,096	$14,296	$12,780
8/31/2022	$13,663	$13,264	$13,454	$12,309
9/30/2022	$12,967	$12,700	$12,887	$11,131
10/31/2022	$13,825	$13,738	$13,943	$11,803
11/30/2022	$14,376	$14,529	$14,751	$12,718
12/31/2022	$14,084	$14,369	$14,593	$12,218
1/31/2023	$14,214	$14,306	$14,534	$13,094
2/28/2023	$13,768	$13,695	$13,916	$12,718
3/31/2023	$13,906	$14,123	$14,368	$13,110
4/30/2023	$14,724	$14,615	$14,872	$13,299
5/31/2023	$14,433	$14,015	$14,272	$13,156
6/30/2023	$14,724	$14,440	$14,709	$13,920
7/31/2023	$14,578	$14,652	$14,930	$14,430
8/31/2023	$14,222	$14,512	$14,791	$14,027
9/30/2023	$13,323	$14,052	$14,327	$13,446
10/31/2023	$12,465	$13,497	$13,765	$13,042
11/30/2023	$13,347	$14,271	$14,560	$14,246
12/31/2023	$14,505	$14,883	$15,189	$14,930
1/31/2024	$14,708	$15,227	$15,545	$15,018
2/29/2024	$15,388	$15,586	$15,915	$15,662
3/31/2024	$15,745	$15,933	$16,287	$16,154
4/30/2024	$14,910	$15,314	$15,659	$15,621
5/31/2024	$15,364	$15,684	$16,046	$16,255
6/30/2024	$15,826	$15,985	$16,359	$16,617
7/31/2024	$15,915	$16,533	$16,925	$16,886
8/31/2024	$16,814	$17,443	$17,861	$17,314
9/30/2024	$16,368	$16,979	$17,392	$17,716
10/31/2024	$16,020	$16,147	$16,543	$17,319

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 7/31/19
Class R4 at NAV	28.53%	10.66%	9.39%
MSCI ACWI Health Care Index with Net Dividends	19.63%	9.01%	9.55%
MSCI ACWI Health Care Index with Gross Dividends	20.19%	9.52%	10.06%
MSCI ACWI Net IndexFootnote Reference*	32.79%	11.08%	11.02%
Footnote	Description
Footnote*	The Fund has adopted the MSCI ACWI Net Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of October 31, 2024)

Total Net Assets	$8,565,053
# of Portfolio Holdings	61
Portfolio Turnover Rate	88%
Total Advisory Fees Paid	$0

What did the Fund invest in?

(as of October 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Health Care	96.43%
Repurchase Agreements	3.57%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R4

LHCSX

Lord Abbett Health Care Fund

Annual Shareholder Report

October 31, 2024

lordabbett.com/FundDocuments

TSR-A-9133-R4

12/24

Class R5

LHCTX

Lord Abbett Health Care Fund

Annual Shareholder Report

October 31, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Health Care Fund for the period of November 1, 2023 to October 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$89	0.78%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Fund returned 28.83%, reflecting performance at the net asset value (NAV) of Class R5 shares, compared to the 19.63% of a securities market index with investment characteristics similar to those of the Fund, the MSCI ACWI Health Care Index with Net Dividends. The Fund's broad-based securities market index, the MSCI ACWI Net Index, returned 32.79% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September. There were also increased expectations for further rate cuts in 2024, which was influenced by mixed economic data, including softer consumer price index reports and fluctuating job market indicators, which sparked recession fears but were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Health Care Equipment & Supplies industry contributed to relative performance, led by an overweight allocation to PROCEPT BioRobotics Corp. Security selection within the Pharmaceuticals industry also contributed to relative performance, led by an overweight allocation to Longboard Pharmaceuticals, Inc.

Top detractors from performance: Security selection within the Life Sciences Tools & Services industry detracted from relative performance, led by an overweight allocation to Quanterix Corporation. Security selection within the Health Care Providers & Services industry also detracted from relative performance, led by an overweight allocation to UnitedHealth Group Incorporated.

Fund Performance

Total Return Based on $10,000 Investment

	Class R5	MSCI ACWI Health Care Index with Net Dividends	MSCI ACWI Health Care Index with Gross Dividends	MSCI ACWI Net Index
7/31/2019	$10,000	$10,000	$10,000	$10,000
8/31/2019	$9,767	$9,994	$9,998	$9,763
9/30/2019	$9,293	$9,974	$9,981	$9,968
10/31/2019	$9,660	$10,491	$10,501	$10,241
11/30/2019	$10,485	$10,959	$10,974	$10,491
12/31/2019	$10,805	$11,343	$11,361	$10,860
1/31/2020	$10,631	$11,182	$11,203	$10,741
2/29/2020	$10,171	$10,436	$10,459	$9,873
3/31/2020	$9,584	$10,050	$10,086	$8,540
4/30/2020	$10,745	$11,219	$11,264	$9,455
5/31/2020	$11,599	$11,677	$11,730	$9,866
6/30/2020	$11,645	$11,591	$11,647	$10,181
7/31/2020	$12,145	$12,084	$12,146	$10,720
8/31/2020	$12,639	$12,323	$12,390	$11,376
9/30/2020	$13,019	$12,130	$12,200	$11,009
10/31/2020	$12,886	$11,565	$11,634	$10,741
11/30/2020	$13,979	$12,591	$12,669	$12,065
12/31/2020	$14,852	$13,029	$13,115	$12,626
1/31/2021	$15,258	$13,165	$13,255	$12,568
2/28/2021	$15,176	$12,796	$12,886	$12,859
3/31/2021	$14,604	$13,086	$13,195	$13,203
4/30/2021	$15,319	$13,609	$13,725	$13,780
5/31/2021	$14,845	$13,911	$14,038	$13,995
6/30/2021	$15,657	$14,313	$14,447	$14,179
7/31/2021	$15,936	$14,736	$14,878	$14,277
8/31/2021	$16,583	$15,119	$15,268	$14,634
9/30/2021	$15,725	$14,346	$14,492	$14,030
10/31/2021	$16,605	$14,869	$15,023	$14,746
11/30/2021	$15,259	$14,342	$14,494	$14,390
12/31/2021	$16,110	$15,310	$15,477	$14,966
1/31/2022	$14,133	$14,147	$14,306	$14,231
2/28/2022	$14,255	$14,082	$14,244	$13,863
3/31/2022	$14,870	$14,729	$14,915	$14,164
4/30/2022	$13,720	$14,029	$14,208	$13,030
5/31/2022	$13,542	$14,079	$14,268	$13,046
6/30/2022	$13,437	$13,660	$13,849	$11,946
7/31/2022	$14,150	$14,096	$14,296	$12,780
8/31/2022	$13,769	$13,264	$13,454	$12,309
9/30/2022	$13,072	$12,700	$12,887	$11,131
10/31/2022	$13,939	$13,738	$13,943	$11,803
11/30/2022	$14,493	$14,529	$14,751	$12,718
12/31/2022	$14,209	$14,369	$14,593	$12,218
1/31/2023	$14,339	$14,306	$14,534	$13,094
2/28/2023	$13,893	$13,695	$13,916	$12,718
3/31/2023	$14,039	$14,123	$14,368	$13,110
4/30/2023	$14,866	$14,615	$14,872	$13,299
5/31/2023	$14,574	$14,015	$14,272	$13,156
6/30/2023	$14,866	$14,440	$14,709	$13,920
7/31/2023	$14,728	$14,652	$14,930	$14,430
8/31/2023	$14,371	$14,512	$14,791	$14,027
9/30/2023	$13,463	$14,052	$14,327	$13,446
10/31/2023	$12,603	$13,497	$13,765	$13,042
11/30/2023	$13,496	$14,271	$14,560	$14,246
12/31/2023	$14,663	$14,883	$15,189	$14,930
1/31/2024	$14,874	$15,227	$15,545	$15,018
2/29/2024	$15,572	$15,586	$15,915	$15,662
3/31/2024	$15,929	$15,933	$16,287	$16,154
4/30/2024	$15,093	$15,314	$15,659	$15,621
5/31/2024	$15,556	$15,684	$16,046	$16,255
6/30/2024	$16,026	$15,985	$16,359	$16,617
7/31/2024	$16,115	$16,533	$16,925	$16,886
8/31/2024	$17,032	$17,443	$17,861	$17,314
9/30/2024	$16,577	$16,979	$17,392	$17,716
10/31/2024	$16,237	$16,147	$16,543	$17,319

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 7/31/19
Class R5 at NAV	28.83%	10.94%	9.67%
MSCI ACWI Health Care Index with Net Dividends	19.63%	9.01%	9.55%
MSCI ACWI Health Care Index with Gross Dividends	20.19%	9.52%	10.06%
MSCI ACWI Net IndexFootnote Reference*	32.79%	11.08%	11.02%
Footnote	Description
Footnote*	The Fund has adopted the MSCI ACWI Net Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of October 31, 2024)

Total Net Assets	$8,565,053
# of Portfolio Holdings	61
Portfolio Turnover Rate	88%
Total Advisory Fees Paid	$0

What did the Fund invest in?

(as of October 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Health Care	96.43%
Repurchase Agreements	3.57%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R5

LHCTX

Lord Abbett Health Care Fund

Annual Shareholder Report

October 31, 2024

lordabbett.com/FundDocuments

TSR-A-9134-R5

12/24

Class R6

LHCVX

Lord Abbett Health Care Fund

Annual Shareholder Report

October 31, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Health Care Fund for the period of November 1, 2023 to October 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$69	0.60%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Fund returned 29.03%, reflecting performance at the net asset value (NAV) of Class R6 shares, compared to the 19.63% of a securities market index with investment characteristics similar to those of the Fund, the MSCI ACWI Health Care Index with Net Dividends. The Fund's broad-based securities market index, the MSCI ACWI Net Index, returned 32.79% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September. There were also increased expectations for further rate cuts in 2024, which was influenced by mixed economic data, including softer consumer price index reports and fluctuating job market indicators, which sparked recession fears but were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Health Care Equipment & Supplies industry contributed to relative performance, led by an overweight allocation to PROCEPT BioRobotics Corp. Security selection within the Pharmaceuticals industry also contributed to relative performance, led by an overweight allocation to Longboard Pharmaceuticals, Inc.

Top detractors from performance: Security selection within the Life Sciences Tools & Services industry detracted from relative performance, led by an overweight allocation to Quanterix Corporation. Security selection within the Health Care Providers & Services industry also detracted from relative performance, led by an overweight allocation to UnitedHealth Group Incorporated.

Fund Performance

Total Return Based on $10,000 Investment

	Class R6	MSCI ACWI Health Care Index with Net Dividends	MSCI ACWI Health Care Index with Gross Dividends	MSCI ACWI Net Index
7/31/2019	$10,000	$10,000	$10,000	$10,000
8/31/2019	$9,767	$9,994	$9,998	$9,763
9/30/2019	$9,293	$9,974	$9,981	$9,968
10/31/2019	$9,660	$10,491	$10,501	$10,241
11/30/2019	$10,487	$10,959	$10,974	$10,491
12/31/2019	$10,807	$11,343	$11,361	$10,860
1/31/2020	$10,641	$11,182	$11,203	$10,741
2/29/2020	$10,180	$10,436	$10,459	$9,873
3/31/2020	$9,586	$10,050	$10,086	$8,540
4/30/2020	$10,754	$11,219	$11,264	$9,455
5/31/2020	$11,608	$11,677	$11,730	$9,866
6/30/2020	$11,655	$11,591	$11,647	$10,181
7/31/2020	$12,162	$12,084	$12,146	$10,720
8/31/2020	$12,649	$12,323	$12,390	$11,376
9/30/2020	$13,029	$12,130	$12,200	$11,009
10/31/2020	$12,902	$11,565	$11,634	$10,741
11/30/2020	$13,994	$12,591	$12,669	$12,065
12/31/2020	$14,867	$13,029	$13,115	$12,626
1/31/2021	$15,282	$13,165	$13,255	$12,568
2/28/2021	$15,191	$12,796	$12,886	$12,859
3/31/2021	$14,626	$13,086	$13,195	$13,203
4/30/2021	$15,342	$13,609	$13,725	$13,780
5/31/2021	$14,867	$13,911	$14,038	$13,995
6/30/2021	$15,681	$14,313	$14,447	$14,179
7/31/2021	$15,959	$14,736	$14,878	$14,277
8/31/2021	$16,615	$15,119	$15,268	$14,634
9/30/2021	$15,749	$14,346	$14,492	$14,030
10/31/2021	$16,630	$14,869	$15,023	$14,746
11/30/2021	$15,290	$14,342	$14,494	$14,390
12/31/2021	$16,141	$15,310	$15,477	$14,966
1/31/2022	$14,163	$14,147	$14,306	$14,231
2/28/2022	$14,285	$14,082	$14,244	$13,863
3/31/2022	$14,909	$14,729	$14,915	$14,164
4/30/2022	$13,750	$14,029	$14,208	$13,030
5/31/2022	$13,571	$14,079	$14,268	$13,046
6/30/2022	$13,466	$13,660	$13,849	$11,946
7/31/2022	$14,187	$14,096	$14,296	$12,780
8/31/2022	$13,806	$13,264	$13,454	$12,309
9/30/2022	$13,109	$12,700	$12,887	$11,131
10/31/2022	$13,977	$13,738	$13,943	$11,803
11/30/2022	$14,543	$14,529	$14,751	$12,718
12/31/2022	$14,250	$14,369	$14,593	$12,218
1/31/2023	$14,389	$14,306	$14,534	$13,094
2/28/2023	$13,941	$13,695	$13,916	$12,718
3/31/2023	$14,088	$14,123	$14,368	$13,110
4/30/2023	$14,917	$14,615	$14,872	$13,299
5/31/2023	$14,632	$14,015	$14,272	$13,156
6/30/2023	$14,925	$14,440	$14,709	$13,920
7/31/2023	$14,787	$14,652	$14,930	$14,430
8/31/2023	$14,429	$14,512	$14,791	$14,027
9/30/2023	$13,519	$14,052	$14,327	$13,446
10/31/2023	$12,657	$13,497	$13,765	$13,042
11/30/2023	$13,551	$14,271	$14,560	$14,246
12/31/2023	$14,738	$14,883	$15,189	$14,930
1/31/2024	$14,949	$15,227	$15,545	$15,018
2/29/2024	$15,649	$15,586	$15,915	$15,662
3/31/2024	$16,014	$15,933	$16,287	$16,154
4/30/2024	$15,169	$15,314	$15,659	$15,621
5/31/2024	$15,640	$15,684	$16,046	$16,255
6/30/2024	$16,112	$15,985	$16,359	$16,617
7/31/2024	$16,209	$16,533	$16,925	$16,886
8/31/2024	$17,128	$17,443	$17,861	$17,314
9/30/2024	$16,681	$16,979	$17,392	$17,716
10/31/2024	$16,331	$16,147	$16,543	$17,319

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 7/31/19
Class R6 at NAV	29.03%	11.07%	9.79%
MSCI ACWI Health Care Index with Net Dividends	19.63%	9.01%	9.55%
MSCI ACWI Health Care Index with Gross Dividends	20.19%	9.52%	10.06%
MSCI ACWI Net IndexFootnote Reference*	32.79%	11.08%	11.02%
Footnote	Description
Footnote*	The Fund has adopted the MSCI ACWI Net Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of October 31, 2024)

Total Net Assets	$8,565,053
# of Portfolio Holdings	61
Portfolio Turnover Rate	88%
Total Advisory Fees Paid	$0

What did the Fund invest in?

(as of October 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Health Care	96.43%
Repurchase Agreements	3.57%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R6

LHCVX

Lord Abbett Health Care Fund

Annual Shareholder Report

October 31, 2024

lordabbett.com/FundDocuments

TSR-A-9135-R6

12/24

Class A

LAIEX

Lord Abbett International Opportunities Fund

Annual Shareholder Report

October 31, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett International Opportunities Fund for the period of November 1, 2023 to October 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$137	1.24%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Fund returned 20.77%, reflecting performance at the net asset value (NAV) of Class A shares, compared to the 22.26% of a securities market index with investment characteristics similar to those of the Fund, the S&P Developed Ex US Small Cap Index. The Fund's broad-based securities market index, the MSCI EAFE Net Index, returned 22.97% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy, leading the market to adjust its expectations of future interest rate cuts by global central banks. In Europe, gross domestic product notched its sixth consecutive positive reading, expanding by 0.2% in the second quarter. Additionally, the European Central Bank lowered interest rates by 25 basis points in June, September, and October, in line with expectations. Against this backdrop, global equity markets delivered strong returns.

Top contributors to performance: Security selection within the Financials sector contributed to relative performance, led by an overweight allocation to Tel Aviv Stock Exchange Ltd. Security selection within the Industrials sector also contributed to relative performance, led by an overweight allocation to Sanwa Holdings Corporation.

Top detractors from performance: Security selection within the Consumer Discretionary sector detracted from relative performance, led by an overweight allocation to Paltac Corporation. Security selection within the Health Care sector also detracted from relative performance, led by an overweight allocation to Gerresheimer AG.

Fund Performance

Total Return Based on $10,000 Investment

	Class A with load	S&P Developed Ex US Small Cap Index	MSCI EAFE Net Index
10/31/2014	$9,425	$10,000	$10,000
11/30/2014	$9,460	$10,047	$10,136
12/31/2014	$9,410	$9,956	$9,785
1/31/2015	$9,561	$9,918	$9,833
2/28/2015	$10,161	$10,522	$10,421
3/31/2015	$10,040	$10,397	$10,262
4/30/2015	$10,688	$10,977	$10,681
5/31/2015	$10,688	$11,036	$10,627
6/30/2015	$10,598	$10,877	$10,325
7/31/2015	$10,598	$10,855	$10,540
8/31/2015	$10,028	$10,368	$9,765
9/30/2015	$9,846	$10,023	$9,269
10/31/2015	$10,307	$10,583	$9,993
11/30/2015	$10,373	$10,534	$9,838
12/31/2015	$10,338	$10,546	$9,705
1/31/2016	$9,560	$9,772	$9,003
2/29/2016	$9,357	$9,760	$8,838
3/31/2016	$10,211	$10,601	$9,414
4/30/2016	$10,262	$10,918	$9,686
5/31/2016	$10,388	$10,907	$9,598
6/30/2016	$9,775	$10,464	$9,276
7/31/2016	$10,287	$11,079	$9,746
8/31/2016	$10,249	$11,005	$9,753
9/30/2016	$10,490	$11,298	$9,873
10/31/2016	$10,205	$10,936	$9,671
11/30/2016	$9,851	$10,653	$9,478
12/31/2016	$9,985	$10,945	$9,802
1/31/2017	$10,412	$11,322	$10,087
2/28/2017	$10,540	$11,548	$10,231
3/31/2017	$10,973	$11,796	$10,513
4/30/2017	$11,527	$12,196	$10,780
5/31/2017	$11,935	$12,684	$11,176
6/30/2017	$12,005	$12,747	$11,156
7/31/2017	$12,515	$13,175	$11,478
8/31/2017	$12,725	$13,276	$11,473
9/30/2017	$13,018	$13,636	$11,759
10/31/2017	$13,305	$13,818	$11,937
11/30/2017	$13,522	$14,068	$12,063
12/31/2017	$13,777	$14,488	$12,256
1/31/2018	$14,510	$15,190	$12,871
2/28/2018	$13,637	$14,551	$12,290
3/31/2018	$13,544	$14,364	$12,069
4/30/2018	$13,471	$14,563	$12,344
5/31/2018	$13,218	$14,494	$12,067
6/30/2018	$12,965	$14,204	$11,919
7/31/2018	$12,825	$14,295	$12,213
8/31/2018	$12,598	$14,278	$11,977
9/30/2018	$12,499	$14,166	$12,081
10/31/2018	$11,213	$12,754	$11,119
11/30/2018	$11,193	$12,646	$11,105
12/31/2018	$10,506	$11,821	$10,566
1/31/2019	$11,352	$12,781	$11,260
2/28/2019	$11,457	$13,112	$11,548
3/31/2019	$11,510	$13,048	$11,620
4/30/2019	$11,795	$13,431	$11,947
5/31/2019	$11,203	$12,768	$11,373
6/30/2019	$11,802	$13,389	$12,048
7/31/2019	$11,547	$13,260	$11,895
8/31/2019	$11,330	$12,914	$11,587
9/30/2019	$11,585	$13,187	$11,919
10/31/2019	$12,004	$13,762	$12,347
11/30/2019	$12,139	$14,057	$12,486
12/31/2019	$12,738	$14,735	$12,892
1/31/2020	$12,230	$14,271	$12,623
2/29/2020	$11,335	$12,859	$11,482
3/31/2020	$9,203	$10,511	$9,949
4/30/2020	$10,204	$11,761	$10,592
5/31/2020	$10,841	$12,573	$11,053
6/30/2020	$11,160	$12,887	$11,430
7/31/2020	$11,775	$13,563	$11,696
8/31/2020	$12,404	$14,495	$12,297
9/30/2020	$12,215	$14,244	$11,978
10/31/2020	$11,904	$13,745	$11,500
11/30/2020	$13,573	$15,799	$13,282
12/31/2020	$14,559	$16,838	$13,900
1/31/2021	$14,346	$16,789	$13,752
2/28/2021	$14,802	$17,257	$14,060
3/31/2021	$14,953	$17,545	$14,383
4/30/2021	$15,773	$18,307	$14,816
5/31/2021	$16,122	$18,766	$15,299
6/30/2021	$16,046	$18,579	$15,127
7/31/2021	$16,266	$18,710	$15,241
8/31/2021	$16,706	$19,175	$15,510
9/30/2021	$16,008	$18,508	$15,060
10/31/2021	$16,205	$18,815	$15,430
11/30/2021	$15,348	$17,634	$14,712
12/31/2021	$15,946	$18,448	$15,465
1/31/2022	$15,029	$17,065	$14,718
2/28/2022	$14,625	$16,896	$14,458
3/31/2022	$14,392	$16,959	$14,551
4/30/2022	$13,483	$15,759	$13,609
5/31/2022	$13,654	$15,752	$13,711
6/30/2022	$12,356	$13,948	$12,439
7/31/2022	$13,063	$14,837	$13,059
8/31/2022	$12,216	$14,164	$12,439
9/30/2022	$10,919	$12,458	$11,275
10/31/2022	$11,501	$13,054	$11,881
11/30/2022	$12,892	$14,398	$13,220
12/31/2022	$12,701	$14,498	$13,230
1/31/2023	$13,815	$15,758	$14,302
2/28/2023	$13,586	$15,409	$14,003
3/31/2023	$13,807	$15,450	$14,350
4/30/2023	$13,965	$15,670	$14,755
5/31/2023	$13,381	$14,984	$14,131
6/30/2023	$13,728	$15,497	$14,774
7/31/2023	$14,392	$16,274	$15,252
8/31/2023	$14,021	$15,675	$14,668
9/30/2023	$13,159	$14,925	$14,167
10/31/2023	$12,598	$14,031	$13,592
11/30/2023	$13,823	$15,459	$14,854
12/31/2023	$14,572	$16,538	$15,643
1/31/2024	$14,364	$16,153	$15,733
2/29/2024	$14,548	$16,203	$16,021
3/31/2024	$15,038	$16,896	$16,548
4/30/2024	$14,468	$16,454	$16,124
5/31/2024	$15,158	$17,268	$16,749
6/30/2024	$14,733	$16,764	$16,479
7/31/2024	$15,543	$17,470	$16,962
8/31/2024	$16,073	$17,738	$17,514
9/30/2024	$16,330	$18,220	$17,675
10/31/2024	$15,214	$17,154	$16,714

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class A at NAV	20.77%	4.85%	4.91%
Class A with sales charge	13.84%	3.62%	4.29%
S&P Developed Ex US Small Cap Index	22.26%	4.50%	5.54%
MSCI EAFE Net IndexFootnote Reference*	22.97%	6.24%	5.27%
Footnote	Description
Footnote*	The Fund has adopted the MSCI EAFE Net Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of October 31, 2024)

Total Net Assets	$311,414,035
# of Portfolio Holdings	99
Portfolio Turnover Rate	50%
Total Advisory Fees Paid	$2,431,775

What did the Fund invest in?

(as of October 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	6.26%
Consumer Discretionary	11.36%
Consumer Staples	9.91%
Energy	3.06%
Financials	13.92%
Health Care	3.49%
Industrials	17.81%
Information Technology	11.94%
Materials	8.77%
Real Estate	7.63%
Utilities	2.21%
Repurchase Agreements	3.64%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class A

LAIEX

Lord Abbett International Opportunities Fund

Annual Shareholder Report

October 31, 2024

lordabbett.com/FundDocuments

TSR-A-263-A

12/24

Class C

LINCX

Lord Abbett International Opportunities Fund

Annual Shareholder Report

October 31, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett International Opportunities Fund for the period of November 1, 2023 to October 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$219	1.99%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Fund returned 19.82%, reflecting performance at the net asset value (NAV) of Class C shares, compared to the 22.26% of a securities market index with investment characteristics similar to those of the Fund, the S&P Developed Ex US Small Cap Index. The Fund's broad-based securities market index, the MSCI EAFE Net Index, returned 22.97% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy, leading the market to adjust its expectations of future interest rate cuts by global central banks. In Europe, gross domestic product notched its sixth consecutive positive reading, expanding by 0.2% in the second quarter. Additionally, the European Central Bank lowered interest rates by 25 basis points in June, September, and October, in line with expectations. Against this backdrop, global equity markets delivered strong returns.

Top contributors to performance: Security selection within the Financials sector contributed to relative performance, led by an overweight allocation to Tel Aviv Stock Exchange Ltd. Security selection within the Industrials sector also contributed to relative performance, led by an overweight allocation to Sanwa Holdings Corporation.

Top detractors from performance: Security selection within the Consumer Discretionary sector detracted from relative performance, led by an overweight allocation to Paltac Corporation. Security selection within the Health Care sector also detracted from relative performance, led by an overweight allocation to Gerresheimer AG.

Fund Performance

Total Return Based on $10,000 Investment

	Class C with load	S&P Developed Ex US Small Cap Index	MSCI EAFE Net Index
10/31/2014	$10,000	$10,000	$10,000
11/30/2014	$10,039	$10,047	$10,136
12/31/2014	$9,979	$9,956	$9,785
1/31/2015	$10,135	$9,918	$9,833
2/28/2015	$10,756	$10,522	$10,421
3/31/2015	$10,626	$10,397	$10,262
4/30/2015	$11,302	$10,977	$10,681
5/31/2015	$11,302	$11,036	$10,627
6/30/2015	$11,193	$10,877	$10,325
7/31/2015	$11,193	$10,855	$10,540
8/31/2015	$10,579	$10,368	$9,765
9/30/2015	$10,381	$10,023	$9,269
10/31/2015	$10,858	$10,583	$9,993
11/30/2015	$10,920	$10,534	$9,838
12/31/2015	$10,875	$10,546	$9,705
1/31/2016	$10,051	$9,772	$9,003
2/29/2016	$9,831	$9,760	$8,838
3/31/2016	$10,725	$10,601	$9,414
4/30/2016	$10,768	$10,918	$9,686
5/31/2016	$10,903	$10,907	$9,598
6/30/2016	$10,250	$10,464	$9,276
7/31/2016	$10,782	$11,079	$9,746
8/31/2016	$10,733	$11,005	$9,753
9/30/2016	$10,974	$11,298	$9,873
10/31/2016	$10,669	$10,936	$9,671
11/30/2016	$10,293	$10,653	$9,478
12/31/2016	$10,427	$10,945	$9,802
1/31/2017	$10,867	$11,322	$10,087
2/28/2017	$10,995	$11,548	$10,231
3/31/2017	$11,442	$11,796	$10,513
4/30/2017	$12,010	$12,196	$10,780
5/31/2017	$12,429	$12,684	$11,176
6/30/2017	$12,493	$12,747	$11,156
7/31/2017	$13,018	$13,175	$11,478
8/31/2017	$13,224	$13,276	$11,473
9/30/2017	$13,522	$13,636	$11,759
10/31/2017	$13,813	$13,818	$11,937
11/30/2017	$14,026	$14,068	$12,063
12/31/2017	$14,280	$14,488	$12,256
1/31/2018	$15,036	$15,190	$12,871
2/28/2018	$14,125	$14,551	$12,290
3/31/2018	$14,021	$14,364	$12,069
4/30/2018	$13,933	$14,563	$12,344
5/31/2018	$13,666	$14,494	$12,067
6/30/2018	$13,392	$14,204	$11,919
7/31/2018	$13,237	$14,295	$12,213
8/31/2018	$12,992	$14,278	$11,977
9/30/2018	$12,889	$14,166	$12,081
10/31/2018	$11,556	$12,754	$11,119
11/30/2018	$11,527	$12,646	$11,105
12/31/2018	$10,815	$11,821	$10,566
1/31/2019	$11,670	$12,781	$11,260
2/28/2019	$11,770	$13,112	$11,548
3/31/2019	$11,828	$13,048	$11,620
4/30/2019	$12,110	$13,431	$11,947
5/31/2019	$11,487	$12,768	$11,373
6/30/2019	$12,102	$13,389	$12,048
7/31/2019	$11,836	$13,260	$11,895
8/31/2019	$11,604	$12,914	$11,587
9/30/2019	$11,861	$13,187	$11,919
10/31/2019	$12,277	$13,762	$12,347
11/30/2019	$12,401	$14,057	$12,486
12/31/2019	$13,011	$14,735	$12,892
1/31/2020	$12,485	$14,271	$12,623
2/29/2020	$11,559	$12,859	$11,482
3/31/2020	$9,389	$10,511	$9,949
4/30/2020	$10,399	$11,761	$10,592
5/31/2020	$11,041	$12,573	$11,053
6/30/2020	$11,350	$12,887	$11,430
7/31/2020	$11,976	$13,563	$11,696
8/31/2020	$12,610	$14,495	$12,297
9/30/2020	$12,401	$14,244	$11,978
10/31/2020	$12,076	$13,745	$11,500
11/30/2020	$13,770	$15,799	$13,282
12/31/2020	$14,755	$16,838	$13,900
1/31/2021	$14,530	$16,789	$13,752
2/28/2021	$14,980	$17,257	$14,060
3/31/2021	$15,130	$17,545	$14,383
4/30/2021	$15,948	$18,307	$14,816
5/31/2021	$16,299	$18,766	$15,299
6/30/2021	$16,207	$18,579	$15,127
7/31/2021	$16,424	$18,710	$15,241
8/31/2021	$16,850	$19,175	$15,510
9/30/2021	$16,140	$18,508	$15,060
10/31/2021	$16,332	$18,815	$15,430
11/30/2021	$15,456	$17,634	$14,712
12/31/2021	$16,045	$18,448	$15,465
1/31/2022	$15,119	$17,065	$14,718
2/28/2022	$14,695	$16,896	$14,458
3/31/2022	$14,457	$16,959	$14,551
4/30/2022	$13,531	$15,759	$13,609
5/31/2022	$13,701	$15,752	$13,711
6/30/2022	$12,384	$13,948	$12,439
7/31/2022	$13,089	$14,837	$13,059
8/31/2022	$12,231	$14,164	$12,439
9/30/2022	$10,923	$12,458	$11,275
10/31/2022	$11,501	$13,054	$11,881
11/30/2022	$12,885	$14,398	$13,220
12/31/2022	$12,688	$14,498	$13,230
1/31/2023	$13,785	$15,758	$14,302
2/28/2023	$13,545	$15,409	$14,003
3/31/2023	$13,768	$15,450	$14,350
4/30/2023	$13,913	$15,670	$14,755
5/31/2023	$13,322	$14,984	$14,131
6/30/2023	$13,656	$15,497	$14,774
7/31/2023	$14,316	$16,274	$15,252
8/31/2023	$13,930	$15,675	$14,668
9/30/2023	$13,074	$14,925	$14,167
10/31/2023	$12,508	$14,031	$13,592
11/30/2023	$13,708	$15,459	$14,854
12/31/2023	$14,444	$16,538	$15,643
1/31/2024	$14,228	$16,153	$15,733
2/29/2024	$14,400	$16,203	$16,021
3/31/2024	$14,875	$16,896	$16,548
4/30/2024	$14,305	$16,454	$16,124
5/31/2024	$14,970	$17,268	$16,749
6/30/2024	$14,547	$16,764	$16,479
7/31/2024	$15,341	$17,470	$16,962
8/31/2024	$15,850	$17,738	$17,514
9/30/2024	$16,092	$18,220	$17,675
10/31/2024	$14,987	$17,154	$16,714

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class C at NAV	19.82%	4.07%	4.13%
Class C with sales charge	18.82%	4.07%	4.13%
S&P Developed Ex US Small Cap Index	22.26%	4.50%	5.54%
MSCI EAFE Net IndexFootnote Reference*	22.97%	6.24%	5.27%
Footnote	Description
Footnote*	The Fund has adopted the MSCI EAFE Net Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of October 31, 2024)

Total Net Assets	$311,414,035
# of Portfolio Holdings	99
Portfolio Turnover Rate	50%
Total Advisory Fees Paid	$2,431,775

What did the Fund invest in?

(as of October 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	6.26%
Consumer Discretionary	11.36%
Consumer Staples	9.91%
Energy	3.06%
Financials	13.92%
Health Care	3.49%
Industrials	17.81%
Information Technology	11.94%
Materials	8.77%
Real Estate	7.63%
Utilities	2.21%
Repurchase Agreements	3.64%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class C

LINCX

Lord Abbett International Opportunities Fund

Annual Shareholder Report

October 31, 2024

lordabbett.com/FundDocuments

TSR-A-677-C

12/24

Class F

LINFX

Lord Abbett International Opportunities Fund

Annual Shareholder Report

October 31, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett International Opportunities Fund for the period of November 1, 2023 to October 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$120	1.09%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Fund returned 20.92%, reflecting performance at the net asset value (NAV) of Class F shares, compared to the 22.26% of a securities market index with investment characteristics similar to those of the Fund, the S&P Developed Ex US Small Cap Index. The Fund's broad-based securities market index, the MSCI EAFE Net Index, returned 22.97% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy, leading the market to adjust its expectations of future interest rate cuts by global central banks. In Europe, gross domestic product notched its sixth consecutive positive reading, expanding by 0.2% in the second quarter. Additionally, the European Central Bank lowered interest rates by 25 basis points in June, September, and October, in line with expectations. Against this backdrop, global equity markets delivered strong returns.

Top contributors to performance: Security selection within the Financials sector contributed to relative performance, led by an overweight allocation to Tel Aviv Stock Exchange Ltd. Security selection within the Industrials sector also contributed to relative performance, led by an overweight allocation to Sanwa Holdings Corporation.

Top detractors from performance: Security selection within the Consumer Discretionary sector detracted from relative performance, led by an overweight allocation to Paltac Corporation. Security selection within the Health Care sector also detracted from relative performance, led by an overweight allocation to Gerresheimer AG.

Fund Performance

Total Return Based on $10,000 Investment

	Class F	S&P Developed Ex US Small Cap Index	MSCI EAFE Net Index
10/31/2014	$10,000	$10,000	$10,000
11/30/2014	$10,037	$10,047	$10,136
12/31/2014	$9,986	$9,956	$9,785
1/31/2015	$10,154	$9,918	$9,833
2/28/2015	$10,784	$10,522	$10,421
3/31/2015	$10,660	$10,397	$10,262
4/30/2015	$11,348	$10,977	$10,681
5/31/2015	$11,355	$11,036	$10,627
6/30/2015	$11,257	$10,877	$10,325
7/31/2015	$11,257	$10,855	$10,540
8/31/2015	$10,654	$10,368	$9,765
9/30/2015	$10,459	$10,023	$9,269
10/31/2015	$10,952	$10,583	$9,993
11/30/2015	$11,024	$10,534	$9,838
12/31/2015	$10,989	$10,546	$9,705
1/31/2016	$10,161	$9,772	$9,003
2/29/2016	$9,944	$9,760	$8,838
3/31/2016	$10,853	$10,601	$9,414
4/30/2016	$10,914	$10,918	$9,686
5/31/2016	$11,050	$10,907	$9,598
6/30/2016	$10,398	$10,464	$9,276
7/31/2016	$10,941	$11,079	$9,746
8/31/2016	$10,907	$11,005	$9,753
9/30/2016	$11,159	$11,298	$9,873
10/31/2016	$10,860	$10,936	$9,671
11/30/2016	$10,480	$10,653	$9,478
12/31/2016	$10,628	$10,945	$9,802
1/31/2017	$11,087	$11,322	$10,087
2/28/2017	$11,224	$11,548	$10,231
3/31/2017	$11,689	$11,796	$10,513
4/30/2017	$12,278	$12,196	$10,780
5/31/2017	$12,710	$12,684	$11,176
6/30/2017	$12,785	$12,747	$11,156
7/31/2017	$13,333	$13,175	$11,478
8/31/2017	$13,559	$13,276	$11,473
9/30/2017	$13,874	$13,636	$11,759
10/31/2017	$14,182	$13,818	$11,937
11/30/2017	$14,408	$14,068	$12,063
12/31/2017	$14,682	$14,488	$12,256
1/31/2018	$15,471	$15,190	$12,871
2/28/2018	$14,546	$14,551	$12,290
3/31/2018	$14,446	$14,364	$12,069
4/30/2018	$14,367	$14,563	$12,344
5/31/2018	$14,101	$14,494	$12,067
6/30/2018	$13,836	$14,204	$11,919
7/31/2018	$13,686	$14,295	$12,213
8/31/2018	$13,442	$14,278	$11,977
9/30/2018	$13,342	$14,166	$12,081
10/31/2018	$11,972	$12,754	$11,119
11/30/2018	$11,951	$12,646	$11,105
12/31/2018	$11,214	$11,821	$10,566
1/31/2019	$12,121	$12,781	$11,260
2/28/2019	$12,234	$13,112	$11,548
3/31/2019	$12,299	$13,048	$11,620
4/30/2019	$12,598	$13,431	$11,947
5/31/2019	$11,967	$12,768	$11,373
6/30/2019	$12,606	$13,389	$12,048
7/31/2019	$12,347	$13,260	$11,895
8/31/2019	$12,112	$12,914	$11,587
9/30/2019	$12,388	$13,187	$11,919
10/31/2019	$12,833	$13,762	$12,347
11/30/2019	$12,978	$14,057	$12,486
12/31/2019	$13,618	$14,735	$12,892
1/31/2020	$13,076	$14,271	$12,623
2/29/2020	$12,125	$12,859	$11,482
3/31/2020	$9,844	$10,511	$9,949
4/30/2020	$10,919	$11,761	$10,592
5/31/2020	$11,600	$12,573	$11,053
6/30/2020	$11,936	$12,887	$11,430
7/31/2020	$12,601	$13,563	$11,696
8/31/2020	$13,281	$14,495	$12,297
9/30/2020	$13,068	$14,244	$11,978
10/31/2020	$12,740	$13,745	$11,500
11/30/2020	$14,537	$15,799	$13,282
12/31/2020	$15,587	$16,838	$13,900
1/31/2021	$15,365	$16,789	$13,752
2/28/2021	$15,849	$17,257	$14,060
3/31/2021	$16,013	$17,545	$14,383
4/30/2021	$16,899	$18,307	$14,816
5/31/2021	$17,276	$18,766	$15,299
6/30/2021	$17,194	$18,579	$15,127
7/31/2021	$17,432	$18,710	$15,241
8/31/2021	$17,908	$19,175	$15,510
9/30/2021	$17,162	$18,508	$15,060
10/31/2021	$17,375	$18,815	$15,430
11/30/2021	$16,464	$17,634	$14,712
12/31/2021	$17,105	$18,448	$15,465
1/31/2022	$16,128	$17,065	$14,718
2/28/2022	$15,682	$16,896	$14,458
3/31/2022	$15,438	$16,959	$14,551
4/30/2022	$14,470	$15,759	$13,609
5/31/2022	$14,655	$15,752	$13,711
6/30/2022	$13,258	$13,948	$12,439
7/31/2022	$14,024	$14,837	$13,059
8/31/2022	$13,115	$14,164	$12,439
9/30/2022	$11,717	$12,458	$11,275
10/31/2022	$12,349	$13,054	$11,881
11/30/2022	$13,847	$14,398	$13,220
12/31/2022	$13,641	$14,498	$13,230
1/31/2023	$14,840	$15,758	$14,302
2/28/2023	$14,592	$15,409	$14,003
3/31/2023	$14,832	$15,450	$14,350
4/30/2023	$15,003	$15,670	$14,755
5/31/2023	$14,378	$14,984	$14,131
6/30/2023	$14,755	$15,497	$14,774
7/31/2023	$15,474	$16,274	$15,252
8/31/2023	$15,072	$15,675	$14,668
9/30/2023	$14,155	$14,925	$14,167
10/31/2023	$13,547	$14,031	$13,592
11/30/2023	$14,866	$15,459	$14,854
12/31/2023	$15,675	$16,538	$15,643
1/31/2024	$15,449	$16,153	$15,733
2/29/2024	$15,649	$16,203	$16,021
3/31/2024	$16,180	$16,896	$16,548
4/30/2024	$15,570	$16,454	$16,124
5/31/2024	$16,311	$17,268	$16,749
6/30/2024	$15,858	$16,764	$16,479
7/31/2024	$16,729	$17,470	$16,962
8/31/2024	$17,303	$17,738	$17,514
9/30/2024	$17,582	$18,220	$17,675
10/31/2024	$16,380	$17,154	$16,714

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class F at NAV	20.92%	5.00%	5.06%
S&P Developed Ex US Small Cap Index	22.26%	4.50%	5.54%
MSCI EAFE Net IndexFootnote Reference*	22.97%	6.24%	5.27%
Footnote	Description
Footnote*	The Fund has adopted the MSCI EAFE Net Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of October 31, 2024)

Total Net Assets	$311,414,035
# of Portfolio Holdings	99
Portfolio Turnover Rate	50%
Total Advisory Fees Paid	$2,431,775

What did the Fund invest in?

(as of October 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	6.26%
Consumer Discretionary	11.36%
Consumer Staples	9.91%
Energy	3.06%
Financials	13.92%
Health Care	3.49%
Industrials	17.81%
Information Technology	11.94%
Materials	8.77%
Real Estate	7.63%
Utilities	2.21%
Repurchase Agreements	3.64%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class F

LINFX

Lord Abbett International Opportunities Fund

Annual Shareholder Report

October 31, 2024

lordabbett.com/FundDocuments

TSR-A-1027-F

12/24

Class F3

LOIEX

Lord Abbett International Opportunities Fund

Annual Shareholder Report

October 31, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett International Opportunities Fund for the period of November 1, 2023 to October 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$101	0.91%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Fund returned 21.13%, reflecting performance at the net asset value (NAV) of Class F3 shares, compared to the 22.26% of a securities market index with investment characteristics similar to those of the Fund, the S&P Developed Ex US Small Cap Index. The Fund's broad-based securities market index, the MSCI EAFE Net Index, returned 22.97% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy, leading the market to adjust its expectations of future interest rate cuts by global central banks. In Europe, gross domestic product notched its sixth consecutive positive reading, expanding by 0.2% in the second quarter. Additionally, the European Central Bank lowered interest rates by 25 basis points in June, September, and October, in line with expectations. Against this backdrop, global equity markets delivered strong returns.

Top contributors to performance: Security selection within the Financials sector contributed to relative performance, led by an overweight allocation to Tel Aviv Stock Exchange Ltd. Security selection within the Industrials sector also contributed to relative performance, led by an overweight allocation to Sanwa Holdings Corporation.

Top detractors from performance: Security selection within the Consumer Discretionary sector detracted from relative performance, led by an overweight allocation to Paltac Corporation. Security selection within the Health Care sector also detracted from relative performance, led by an overweight allocation to Gerresheimer AG.

Fund Performance

Total Return Based on $10,000 Investment

	Class F3	S&P Developed Ex US Small Cap Index	MSCI EAFE Net Index
4/4/2017	$10,000	$10,000	$10,000
4/30/2017	$10,479	$10,356	$10,290
5/31/2017	$10,851	$10,771	$10,668
6/30/2017	$10,913	$10,824	$10,649
7/31/2017	$11,386	$11,188	$10,956
8/31/2017	$11,572	$11,273	$10,952
9/30/2017	$11,842	$11,579	$11,225
10/31/2017	$12,113	$11,734	$11,395
11/30/2017	$12,310	$11,946	$11,515
12/31/2017	$12,544	$12,302	$11,700
1/31/2018	$13,216	$12,898	$12,287
2/28/2018	$12,426	$12,356	$11,732
3/31/2018	$12,344	$12,197	$11,521
4/30/2018	$12,279	$12,367	$11,784
5/31/2018	$12,055	$12,308	$11,519
6/30/2018	$11,825	$12,062	$11,378
7/31/2018	$11,701	$12,138	$11,658
8/31/2018	$11,495	$12,124	$11,433
9/30/2018	$11,413	$12,029	$11,532
10/31/2018	$10,240	$10,830	$10,614
11/30/2018	$10,223	$10,738	$10,601
12/31/2018	$9,602	$10,037	$10,086
1/31/2019	$10,371	$10,853	$10,749
2/28/2019	$10,471	$11,134	$11,023
3/31/2019	$10,530	$11,079	$11,093
4/30/2019	$10,789	$11,405	$11,405
5/31/2019	$10,245	$10,842	$10,857
6/30/2019	$10,802	$11,370	$11,501
7/31/2019	$10,577	$11,260	$11,355
8/31/2019	$10,378	$10,966	$11,061
9/30/2019	$10,617	$11,198	$11,378
10/31/2019	$11,001	$11,686	$11,786
11/30/2019	$11,127	$11,937	$11,919
12/31/2019	$11,675	$12,512	$12,307
1/31/2020	$11,211	$12,118	$12,050
2/29/2020	$10,397	$10,919	$10,960
3/31/2020	$8,445	$8,925	$9,498
4/30/2020	$9,367	$9,987	$10,111
5/31/2020	$9,959	$10,677	$10,551
6/30/2020	$10,242	$10,943	$10,911
7/31/2020	$10,814	$11,517	$11,165
8/31/2020	$11,399	$12,308	$11,739
9/30/2020	$11,224	$12,095	$11,434
10/31/2020	$10,942	$11,671	$10,977
11/30/2020	$12,483	$13,415	$12,679
12/31/2020	$13,391	$14,298	$13,269
1/31/2021	$13,196	$14,257	$13,127
2/28/2021	$13,620	$14,654	$13,422
3/31/2021	$13,761	$14,898	$13,730
4/30/2021	$14,522	$15,546	$14,143
5/31/2021	$14,851	$15,935	$14,605
6/30/2021	$14,784	$15,776	$14,440
7/31/2021	$14,993	$15,887	$14,549
8/31/2021	$15,403	$16,282	$14,806
9/30/2021	$14,764	$15,716	$14,376
10/31/2021	$14,952	$15,977	$14,729
11/30/2021	$14,165	$14,974	$14,044
12/31/2021	$14,715	$15,665	$14,763
1/31/2022	$13,880	$14,491	$14,050
2/28/2022	$13,500	$14,347	$13,801
3/31/2022	$13,293	$14,401	$13,890
4/30/2022	$12,457	$13,382	$12,991
5/31/2022	$12,616	$13,376	$13,089
6/30/2022	$11,421	$11,844	$11,874
7/31/2022	$12,077	$12,599	$12,466
8/31/2022	$11,297	$12,027	$11,874
9/30/2022	$10,102	$10,579	$10,763
10/31/2022	$10,641	$11,085	$11,342
11/30/2022	$11,939	$12,226	$12,619
12/31/2022	$11,762	$12,311	$12,630
1/31/2023	$12,790	$13,381	$13,652
2/28/2023	$12,586	$13,084	$13,367
3/31/2023	$12,797	$13,119	$13,699
4/30/2023	$12,945	$13,306	$14,085
5/31/2023	$12,403	$12,724	$13,489
6/30/2023	$12,734	$13,160	$14,103
7/31/2023	$13,353	$13,819	$14,560
8/31/2023	$13,008	$13,310	$14,002
9/30/2023	$12,220	$12,674	$13,523
10/31/2023	$11,699	$11,914	$12,975
11/30/2023	$12,832	$13,127	$14,180
12/31/2023	$13,534	$14,043	$14,933
1/31/2024	$13,341	$13,716	$15,019
2/29/2024	$13,520	$13,759	$15,294
3/31/2024	$13,978	$14,347	$15,797
4/30/2024	$13,455	$13,972	$15,392
5/31/2024	$14,100	$14,664	$15,988
6/30/2024	$13,706	$14,235	$15,730
7/31/2024	$14,465	$14,835	$16,192
8/31/2024	$14,966	$15,062	$16,718
9/30/2024	$15,202	$15,472	$16,873
10/31/2024	$14,171	$14,566	$15,955

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 4/4/17
Class F3 at NAV	21.13%	5.19%	4.71%
S&P Developed Ex US Small Cap Index	22.26%	4.50%	5.09%
MSCI EAFE Net IndexFootnote Reference*	22.97%	6.24%	6.36%
Footnote	Description
Footnote*	The Fund has adopted the MSCI EAFE Net Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of October 31, 2024)

Total Net Assets	$311,414,035
# of Portfolio Holdings	99
Portfolio Turnover Rate	50%
Total Advisory Fees Paid	$2,431,775

What did the Fund invest in?

(as of October 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	6.26%
Consumer Discretionary	11.36%
Consumer Staples	9.91%
Energy	3.06%
Financials	13.92%
Health Care	3.49%
Industrials	17.81%
Information Technology	11.94%
Materials	8.77%
Real Estate	7.63%
Utilities	2.21%
Repurchase Agreements	3.64%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class F3

LOIEX

Lord Abbett International Opportunities Fund

Annual Shareholder Report

October 31, 2024

lordabbett.com/FundDocuments

TSR-A-8977-F3

12/24

Class I

LINYX

Lord Abbett International Opportunities Fund

Annual Shareholder Report

October 31, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett International Opportunities Fund for the period of November 1, 2023 to October 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$109	0.99%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Fund returned 21.02%, reflecting performance at the net asset value (NAV) of Class I shares, compared to the 22.26% of a securities market index with investment characteristics similar to those of the Fund, the S&P Developed Ex US Small Cap Index. The Fund's broad-based securities market index, the MSCI EAFE Net Index, returned 22.97% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy, leading the market to adjust its expectations of future interest rate cuts by global central banks. In Europe, gross domestic product notched its sixth consecutive positive reading, expanding by 0.2% in the second quarter. Additionally, the European Central Bank lowered interest rates by 25 basis points in June, September, and October, in line with expectations. Against this backdrop, global equity markets delivered strong returns.

Top contributors to performance: Security selection within the Financials sector contributed to relative performance, led by an overweight allocation to Tel Aviv Stock Exchange Ltd. Security selection within the Industrials sector also contributed to relative performance, led by an overweight allocation to Sanwa Holdings Corporation.

Top detractors from performance: Security selection within the Consumer Discretionary sector detracted from relative performance, led by an overweight allocation to Paltac Corporation. Security selection within the Health Care sector also detracted from relative performance, led by an overweight allocation to Gerresheimer AG.

Fund Performance

Total Return Based on $10,000 Investment

	Class I	S&P Developed Ex US Small Cap Index	MSCI EAFE Net Index
10/31/2014	$10,000	$10,000	$10,000
11/30/2014	$10,042	$10,047	$10,136
12/31/2014	$9,985	$9,956	$9,785
1/31/2015	$10,149	$9,918	$9,833
2/28/2015	$10,790	$10,522	$10,421
3/31/2015	$10,658	$10,397	$10,262
4/30/2015	$11,355	$10,977	$10,681
5/31/2015	$11,355	$11,036	$10,627
6/30/2015	$11,261	$10,877	$10,325
7/31/2015	$11,267	$10,855	$10,540
8/31/2015	$10,658	$10,368	$9,765
9/30/2015	$10,469	$10,023	$9,269
10/31/2015	$10,959	$10,583	$9,993
11/30/2015	$11,035	$10,534	$9,838
12/31/2015	$10,995	$10,546	$9,705
1/31/2016	$10,174	$9,772	$9,003
2/29/2016	$9,957	$9,760	$8,838
3/31/2016	$10,870	$10,601	$9,414
4/30/2016	$10,923	$10,918	$9,686
5/31/2016	$11,068	$10,907	$9,598
6/30/2016	$10,417	$10,464	$9,276
7/31/2016	$10,962	$11,079	$9,746
8/31/2016	$10,923	$11,005	$9,753
9/30/2016	$11,179	$11,298	$9,873
10/31/2016	$10,877	$10,936	$9,671
11/30/2016	$10,503	$10,653	$9,478
12/31/2016	$10,652	$10,945	$9,802
1/31/2017	$11,110	$11,322	$10,087
2/28/2017	$11,249	$11,548	$10,231
3/31/2017	$11,713	$11,796	$10,513
4/30/2017	$12,304	$12,196	$10,780
5/31/2017	$12,741	$12,684	$11,176
6/30/2017	$12,814	$12,747	$11,156
7/31/2017	$13,372	$13,175	$11,478
8/31/2017	$13,590	$13,276	$11,473
9/30/2017	$13,909	$13,636	$11,759
10/31/2017	$14,221	$13,818	$11,937
11/30/2017	$14,453	$14,068	$12,063
12/31/2017	$14,727	$14,488	$12,256
1/31/2018	$15,518	$15,190	$12,871
2/28/2018	$14,588	$14,551	$12,290
3/31/2018	$14,491	$14,364	$12,069
4/30/2018	$14,415	$14,563	$12,344
5/31/2018	$14,151	$14,494	$12,067
6/30/2018	$13,881	$14,204	$11,919
7/31/2018	$13,735	$14,295	$12,213
8/31/2018	$13,492	$14,278	$11,977
9/30/2018	$13,388	$14,166	$12,081
10/31/2018	$12,022	$12,754	$11,119
11/30/2018	$11,994	$12,646	$11,105
12/31/2018	$11,260	$11,821	$10,566
1/31/2019	$12,166	$12,781	$11,260
2/28/2019	$12,283	$13,112	$11,548
3/31/2019	$12,346	$13,048	$11,620
4/30/2019	$12,650	$13,431	$11,947
5/31/2019	$12,018	$12,768	$11,373
6/30/2019	$12,666	$13,389	$12,048
7/31/2019	$12,400	$13,260	$11,895
8/31/2019	$12,166	$12,914	$11,587
9/30/2019	$12,447	$13,187	$11,919
10/31/2019	$12,892	$13,762	$12,347
11/30/2019	$13,041	$14,057	$12,486
12/31/2019	$13,684	$14,735	$12,892
1/31/2020	$13,145	$14,271	$12,623
2/29/2020	$12,186	$12,859	$11,482
3/31/2020	$9,896	$10,511	$9,949
4/30/2020	$10,974	$11,761	$10,592
5/31/2020	$11,663	$12,573	$11,053
6/30/2020	$12,004	$12,887	$11,430
7/31/2020	$12,669	$13,563	$11,696
8/31/2020	$13,351	$14,495	$12,297
9/30/2020	$13,145	$14,244	$11,978
10/31/2020	$12,812	$13,745	$11,500
11/30/2020	$14,619	$15,799	$13,282
12/31/2020	$15,680	$16,838	$13,900
1/31/2021	$15,458	$16,789	$13,752
2/28/2021	$15,950	$17,257	$14,060
3/31/2021	$16,116	$17,545	$14,383
4/30/2021	$17,003	$18,307	$14,816
5/31/2021	$17,392	$18,766	$15,299
6/30/2021	$17,312	$18,579	$15,127
7/31/2021	$17,550	$18,710	$15,241
8/31/2021	$18,026	$19,175	$15,510
9/30/2021	$17,281	$18,508	$15,060
10/31/2021	$17,495	$18,815	$15,430
11/30/2021	$16,576	$17,634	$14,712
12/31/2021	$17,219	$18,448	$15,465
1/31/2022	$16,235	$17,065	$14,718
2/28/2022	$15,796	$16,896	$14,458
3/31/2022	$15,552	$16,959	$14,551
4/30/2022	$14,569	$15,759	$13,609
5/31/2022	$14,764	$15,752	$13,711
6/30/2022	$13,357	$13,948	$12,439
7/31/2022	$14,130	$14,837	$13,059
8/31/2022	$13,211	$14,164	$12,439
9/30/2022	$11,813	$12,458	$11,275
10/31/2022	$12,447	$13,054	$11,881
11/30/2022	$13,959	$14,398	$13,220
12/31/2022	$13,755	$14,498	$13,230
1/31/2023	$14,957	$15,758	$14,302
2/28/2023	$14,708	$15,409	$14,003
3/31/2023	$14,957	$15,450	$14,350
4/30/2023	$15,131	$15,670	$14,755
5/31/2023	$14,501	$14,984	$14,131
6/30/2023	$14,882	$15,497	$14,774
7/31/2023	$15,603	$16,274	$15,252
8/31/2023	$15,206	$15,675	$14,668
9/30/2023	$14,277	$14,925	$14,167
10/31/2023	$13,673	$14,031	$13,592
11/30/2023	$14,998	$15,459	$14,854
12/31/2023	$15,813	$16,538	$15,643
1/31/2024	$15,594	$16,153	$15,733
2/29/2024	$15,796	$16,203	$16,021
3/31/2024	$16,336	$16,896	$16,548
4/30/2024	$15,720	$16,454	$16,124
5/31/2024	$16,470	$17,268	$16,749
6/30/2024	$16,007	$16,764	$16,479
7/31/2024	$16,892	$17,470	$16,962
8/31/2024	$17,482	$17,738	$17,514
9/30/2024	$17,760	$18,220	$17,675
10/31/2024	$16,546	$17,154	$16,714

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class I at NAV	21.02%	5.12%	5.16%
S&P Developed Ex US Small Cap Index	22.26%	4.50%	5.54%
MSCI EAFE Net IndexFootnote Reference*	22.97%	6.24%	5.27%
Footnote	Description
Footnote*	The Fund has adopted the MSCI EAFE Net Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of October 31, 2024)

Total Net Assets	$311,414,035
# of Portfolio Holdings	99
Portfolio Turnover Rate	50%
Total Advisory Fees Paid	$2,431,775

What did the Fund invest in?

(as of October 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	6.26%
Consumer Discretionary	11.36%
Consumer Staples	9.91%
Energy	3.06%
Financials	13.92%
Health Care	3.49%
Industrials	17.81%
Information Technology	11.94%
Materials	8.77%
Real Estate	7.63%
Utilities	2.21%
Repurchase Agreements	3.64%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class I

LINYX

Lord Abbett International Opportunities Fund

Annual Shareholder Report

October 31, 2024

lordabbett.com/FundDocuments

TSR-A-686-I

12/24

Class P

LINPX

Lord Abbett International Opportunities Fund

Annual Shareholder Report

October 31, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett International Opportunities Fund for the period of November 1, 2023 to October 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$159	1.44%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Fund returned 20.49%, reflecting performance at the net asset value (NAV) of Class P shares, compared to the 22.26% of a securities market index with investment characteristics similar to those of the Fund, the S&P Developed Ex US Small Cap Index. The Fund's broad-based securities market index, the MSCI EAFE Net Index, returned 22.97% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy, leading the market to adjust its expectations of future interest rate cuts by global central banks. In Europe, gross domestic product notched its sixth consecutive positive reading, expanding by 0.2% in the second quarter. Additionally, the European Central Bank lowered interest rates by 25 basis points in June, September, and October, in line with expectations. Against this backdrop, global equity markets delivered strong returns.

Top contributors to performance: Security selection within the Financials sector contributed to relative performance, led by an overweight allocation to Tel Aviv Stock Exchange Ltd. Security selection within the Industrials sector also contributed to relative performance, led by an overweight allocation to Sanwa Holdings Corporation.

Top detractors from performance: Security selection within the Consumer Discretionary sector detracted from relative performance, led by an overweight allocation to Paltac Corporation. Security selection within the Health Care sector also detracted from relative performance, led by an overweight allocation to Gerresheimer AG.

Fund Performance

Total Return Based on $10,000 Investment

	Class P	S&P Developed Ex US Small Cap Index	MSCI EAFE Net Index
10/31/2014	$10,000	$10,000	$10,000
11/30/2014	$10,036	$10,047	$10,136
12/31/2014	$9,980	$9,956	$9,785
1/31/2015	$10,144	$9,918	$9,833
2/28/2015	$10,776	$10,522	$10,421
3/31/2015	$10,644	$10,397	$10,262
4/30/2015	$11,332	$10,977	$10,681
5/31/2015	$11,332	$11,036	$10,627
6/30/2015	$11,231	$10,877	$10,325
7/31/2015	$11,231	$10,855	$10,540
8/31/2015	$10,625	$10,368	$9,765
9/30/2015	$10,429	$10,023	$9,269
10/31/2015	$10,915	$10,583	$9,993
11/30/2015	$10,979	$10,534	$9,838
12/31/2015	$10,945	$10,546	$9,705
1/31/2016	$10,117	$9,772	$9,003
2/29/2016	$9,900	$9,760	$8,838
3/31/2016	$10,800	$10,601	$9,414
4/30/2016	$10,853	$10,918	$9,686
5/31/2016	$10,991	$10,907	$9,598
6/30/2016	$10,340	$10,464	$9,276
7/31/2016	$10,879	$11,079	$9,746
8/31/2016	$10,840	$11,005	$9,753
9/30/2016	$11,090	$11,298	$9,873
10/31/2016	$10,787	$10,936	$9,671
11/30/2016	$10,406	$10,653	$9,478
12/31/2016	$10,552	$10,945	$9,802
1/31/2017	$11,001	$11,322	$10,087
2/28/2017	$11,133	$11,548	$10,231
3/31/2017	$11,588	$11,796	$10,513
4/30/2017	$12,169	$12,196	$10,780
5/31/2017	$12,598	$12,684	$11,176
6/30/2017	$12,671	$12,747	$11,156
7/31/2017	$13,212	$13,175	$11,478
8/31/2017	$13,423	$13,276	$11,473
9/30/2017	$13,733	$13,636	$11,759
10/31/2017	$14,037	$13,818	$11,937
11/30/2017	$14,261	$14,068	$12,063
12/31/2017	$14,525	$14,488	$12,256
1/31/2018	$15,302	$15,190	$12,871
2/28/2018	$14,381	$14,551	$12,290
3/31/2018	$14,277	$14,364	$12,069
4/30/2018	$14,195	$14,563	$12,344
5/31/2018	$13,927	$14,494	$12,067
6/30/2018	$13,659	$14,204	$11,919
7/31/2018	$13,508	$14,295	$12,213
8/31/2018	$13,267	$14,278	$11,977
9/30/2018	$13,164	$14,166	$12,081
10/31/2018	$11,810	$12,754	$11,119
11/30/2018	$11,782	$12,646	$11,105
12/31/2018	$11,055	$11,821	$10,566
1/31/2019	$11,945	$12,781	$11,260
2/28/2019	$12,053	$13,112	$11,548
3/31/2019	$12,107	$13,048	$11,620
4/30/2019	$12,406	$13,431	$11,947
5/31/2019	$11,777	$12,768	$11,373
6/30/2019	$12,406	$13,389	$12,048
7/31/2019	$12,145	$13,260	$11,895
8/31/2019	$11,907	$12,914	$11,587
9/30/2019	$12,176	$13,187	$11,919
10/31/2019	$12,613	$13,762	$12,347
11/30/2019	$12,751	$14,057	$12,486
12/31/2019	$13,376	$14,735	$12,892
1/31/2020	$12,841	$14,271	$12,623
2/29/2020	$11,903	$12,859	$11,482
3/31/2020	$9,664	$10,511	$9,949
4/30/2020	$10,718	$11,761	$10,592
5/31/2020	$11,384	$12,573	$11,053
6/30/2020	$11,710	$12,887	$11,430
7/31/2020	$12,353	$13,563	$11,696
8/31/2020	$13,012	$14,495	$12,297
9/30/2020	$12,810	$14,244	$11,978
10/31/2020	$12,477	$13,745	$11,500
11/30/2020	$14,236	$15,799	$13,282
12/31/2020	$15,259	$16,838	$13,900
1/31/2021	$15,034	$16,789	$13,752
2/28/2021	$15,507	$17,257	$14,060
3/31/2021	$15,662	$17,545	$14,383
4/30/2021	$16,522	$18,307	$14,816
5/31/2021	$16,887	$18,766	$15,299
6/30/2021	$16,809	$18,579	$15,127
7/31/2021	$17,034	$18,710	$15,241
8/31/2021	$17,491	$19,175	$15,510
9/30/2021	$16,755	$18,508	$15,060
10/31/2021	$16,964	$18,815	$15,430
11/30/2021	$16,065	$17,634	$14,712
12/31/2021	$16,681	$18,448	$15,465
1/31/2022	$15,723	$17,065	$14,718
2/28/2022	$15,296	$16,896	$14,458
3/31/2022	$15,051	$16,959	$14,551
4/30/2022	$14,093	$15,759	$13,609
5/31/2022	$14,275	$15,752	$13,711
6/30/2022	$12,914	$13,948	$12,439
7/31/2022	$13,650	$14,837	$13,059
8/31/2022	$12,764	$14,164	$12,439
9/30/2022	$11,403	$12,458	$11,275
10/31/2022	$12,012	$13,054	$11,881
11/30/2022	$13,468	$14,398	$13,220
12/31/2022	$13,266	$14,498	$13,230
1/31/2023	$14,422	$15,758	$14,302
2/28/2023	$14,181	$15,409	$14,003
3/31/2023	$14,414	$15,450	$14,350
4/30/2023	$14,574	$15,670	$14,755
5/31/2023	$13,956	$14,984	$14,131
6/30/2023	$14,318	$15,497	$14,774
7/31/2023	$15,016	$16,274	$15,252
8/31/2023	$14,615	$15,675	$14,668
9/30/2023	$13,724	$14,925	$14,167
10/31/2023	$13,138	$14,031	$13,592
11/30/2023	$14,406	$15,459	$14,854
12/31/2023	$15,184	$16,538	$15,643
1/31/2024	$14,965	$16,153	$15,733
2/29/2024	$15,159	$16,203	$16,021
3/31/2024	$15,660	$16,896	$16,548
4/30/2024	$15,070	$16,454	$16,124
5/31/2024	$15,782	$17,268	$16,749
6/30/2024	$15,337	$16,764	$16,479
7/31/2024	$16,177	$17,470	$16,962
8/31/2024	$16,727	$17,738	$17,514
9/30/2024	$16,994	$18,220	$17,675
10/31/2024	$15,830	$17,154	$16,714

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class P at NAV	20.49%	4.65%	4.70%
S&P Developed Ex US Small Cap Index	22.26%	4.50%	5.54%
MSCI EAFE Net IndexFootnote Reference*	22.97%	6.24%	5.27%
Footnote	Description
Footnote*	The Fund has adopted the MSCI EAFE Net Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of October 31, 2024)

Total Net Assets	$311,414,035
# of Portfolio Holdings	99
Portfolio Turnover Rate	50%
Total Advisory Fees Paid	$2,431,775

What did the Fund invest in?

(as of October 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	6.26%
Consumer Discretionary	11.36%
Consumer Staples	9.91%
Energy	3.06%
Financials	13.92%
Health Care	3.49%
Industrials	17.81%
Information Technology	11.94%
Materials	8.77%
Real Estate	7.63%
Utilities	2.21%
Repurchase Agreements	3.64%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class P

LINPX

Lord Abbett International Opportunities Fund

Annual Shareholder Report

October 31, 2024

lordabbett.com/FundDocuments

TSR-A-600-P

12/24

Class R2

LINQX

Lord Abbett International Opportunities Fund

Annual Shareholder Report

October 31, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett International Opportunities Fund for the period of November 1, 2023 to October 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R2	$175	1.59%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Fund returned 20.35%, reflecting performance at the net asset value (NAV) of Class R2 shares, compared to the 22.26% of a securities market index with investment characteristics similar to those of the Fund, the S&P Developed Ex US Small Cap Index. The Fund's broad-based securities market index, the MSCI EAFE Net Index, returned 22.97% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy, leading the market to adjust its expectations of future interest rate cuts by global central banks. In Europe, gross domestic product notched its sixth consecutive positive reading, expanding by 0.2% in the second quarter. Additionally, the European Central Bank lowered interest rates by 25 basis points in June, September, and October, in line with expectations. Against this backdrop, global equity markets delivered strong returns.

Top contributors to performance: Security selection within the Financials sector contributed to relative performance, led by an overweight allocation to Tel Aviv Stock Exchange Ltd. Security selection within the Industrials sector also contributed to relative performance, led by an overweight allocation to Sanwa Holdings Corporation.

Top detractors from performance: Security selection within the Consumer Discretionary sector detracted from relative performance, led by an overweight allocation to Paltac Corporation. Security selection within the Health Care sector also detracted from relative performance, led by an overweight allocation to Gerresheimer AG.

Fund Performance

Total Return Based on $10,000 Investment

	Class R2	S&P Developed Ex US Small Cap Index	MSCI EAFE Net Index
10/31/2014	$10,000	$10,000	$10,000
11/30/2014	$10,031	$10,047	$10,136
12/31/2014	$9,979	$9,956	$9,785
1/31/2015	$10,134	$9,918	$9,833
2/28/2015	$10,763	$10,522	$10,421
3/31/2015	$10,633	$10,397	$10,262
4/30/2015	$11,320	$10,977	$10,681
5/31/2015	$11,320	$11,036	$10,627
6/30/2015	$11,216	$10,877	$10,325
7/31/2015	$11,216	$10,855	$10,540
8/31/2015	$10,607	$10,368	$9,765
9/30/2015	$10,406	$10,023	$9,269
10/31/2015	$10,892	$10,583	$9,993
11/30/2015	$10,957	$10,534	$9,838
12/31/2015	$10,923	$10,546	$9,705
1/31/2016	$10,098	$9,772	$9,003
2/29/2016	$9,874	$9,760	$8,838
3/31/2016	$10,774	$10,601	$9,414
4/30/2016	$10,828	$10,918	$9,686
5/31/2016	$10,963	$10,907	$9,598
6/30/2016	$10,314	$10,464	$9,276
7/31/2016	$10,848	$11,079	$9,746
8/31/2016	$10,808	$11,005	$9,753
9/30/2016	$11,051	$11,298	$9,873
10/31/2016	$10,747	$10,936	$9,671
11/30/2016	$10,375	$10,653	$9,478
12/31/2016	$10,511	$10,945	$9,802
1/31/2017	$10,960	$11,322	$10,087
2/28/2017	$11,096	$11,548	$10,231
3/31/2017	$11,545	$11,796	$10,513
4/30/2017	$12,123	$12,196	$10,780
5/31/2017	$12,545	$12,684	$11,176
6/30/2017	$12,613	$12,747	$11,156
7/31/2017	$13,150	$13,175	$11,478
8/31/2017	$13,361	$13,276	$11,473
9/30/2017	$13,667	$13,636	$11,759
10/31/2017	$13,967	$13,818	$11,937
11/30/2017	$14,191	$14,068	$12,063
12/31/2017	$14,455	$14,488	$12,256
1/31/2018	$15,221	$15,190	$12,871
2/28/2018	$14,299	$14,551	$12,290
3/31/2018	$14,200	$14,364	$12,069
4/30/2018	$14,115	$14,563	$12,344
5/31/2018	$13,852	$14,494	$12,067
6/30/2018	$13,583	$14,204	$11,919
7/31/2018	$13,427	$14,295	$12,213
8/31/2018	$13,186	$14,278	$11,977
9/30/2018	$13,079	$14,166	$12,081
10/31/2018	$11,732	$12,754	$11,119
11/30/2018	$11,703	$12,646	$11,105
12/31/2018	$10,986	$11,821	$10,566
1/31/2019	$11,862	$12,781	$11,260
2/28/2019	$11,965	$13,112	$11,548
3/31/2019	$12,029	$13,048	$11,620
4/30/2019	$12,315	$13,431	$11,947
5/31/2019	$11,694	$12,768	$11,373
6/30/2019	$12,315	$13,389	$12,048
7/31/2019	$12,053	$13,260	$11,895
8/31/2019	$11,822	$12,914	$11,587
9/30/2019	$12,084	$13,187	$11,919
10/31/2019	$12,514	$13,762	$12,347
11/30/2019	$12,650	$14,057	$12,486
12/31/2019	$13,267	$14,735	$12,892
1/31/2020	$12,737	$14,271	$12,623
2/29/2020	$11,797	$12,859	$11,482
3/31/2020	$9,580	$10,511	$9,949
4/30/2020	$10,624	$11,761	$10,592
5/31/2020	$11,283	$12,573	$11,053
6/30/2020	$11,604	$12,887	$11,430
7/31/2020	$12,239	$13,563	$11,696
8/31/2020	$12,897	$14,495	$12,297
9/30/2020	$12,688	$14,244	$11,978
10/31/2020	$12,359	$13,745	$11,500
11/30/2020	$14,094	$15,799	$13,282
12/31/2020	$15,114	$16,838	$13,900
1/31/2021	$14,889	$16,789	$13,752
2/28/2021	$15,354	$17,257	$14,060
3/31/2021	$15,507	$17,545	$14,383
4/30/2021	$16,358	$18,307	$14,816
5/31/2021	$16,712	$18,766	$15,299
6/30/2021	$16,631	$18,579	$15,127
7/31/2021	$16,856	$18,710	$15,241
8/31/2021	$17,306	$19,175	$15,510
9/30/2021	$16,575	$18,508	$15,060
10/31/2021	$16,776	$18,815	$15,430
11/30/2021	$15,885	$17,634	$14,712
12/31/2021	$16,492	$18,448	$15,465
1/31/2022	$15,550	$17,065	$14,718
2/28/2022	$15,116	$16,896	$14,458
3/31/2022	$14,870	$16,959	$14,551
4/30/2022	$13,928	$15,759	$13,609
5/31/2022	$14,108	$15,752	$13,711
6/30/2022	$12,756	$13,948	$12,439
7/31/2022	$13,486	$14,837	$13,059
8/31/2022	$12,609	$14,164	$12,439
9/30/2022	$11,265	$12,458	$11,275
10/31/2022	$11,863	$13,054	$11,881
11/30/2022	$13,297	$14,398	$13,220
12/31/2022	$13,092	$14,498	$13,230
1/31/2023	$14,239	$15,758	$14,302
2/28/2023	$13,998	$15,409	$14,003
3/31/2023	$14,222	$15,450	$14,350
4/30/2023	$14,380	$15,670	$14,755
5/31/2023	$13,773	$14,984	$14,131
6/30/2023	$14,131	$15,497	$14,774
7/31/2023	$14,812	$16,274	$15,252
8/31/2023	$14,421	$15,675	$14,668
9/30/2023	$13,532	$14,925	$14,167
10/31/2023	$12,951	$14,031	$13,592
11/30/2023	$14,205	$15,459	$14,854
12/31/2023	$14,965	$16,538	$15,643
1/31/2024	$14,747	$16,153	$15,733
2/29/2024	$14,940	$16,203	$16,021
3/31/2024	$15,436	$16,896	$16,548
4/30/2024	$14,848	$16,454	$16,124
5/31/2024	$15,545	$17,268	$16,749
6/30/2024	$15,108	$16,764	$16,479
7/31/2024	$15,931	$17,470	$16,962
8/31/2024	$16,477	$17,738	$17,514
9/30/2024	$16,729	$18,220	$17,675
10/31/2024	$15,587	$17,154	$16,714

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class R2 at NAV	20.35%	4.49%	4.54%
S&P Developed Ex US Small Cap Index	22.26%	4.50%	5.54%
MSCI EAFE Net IndexFootnote Reference*	22.97%	6.24%	5.27%
Footnote	Description
Footnote*	The Fund has adopted the MSCI EAFE Net Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of October 31, 2024)

Total Net Assets	$311,414,035
# of Portfolio Holdings	99
Portfolio Turnover Rate	50%
Total Advisory Fees Paid	$2,431,775

What did the Fund invest in?

(as of October 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	6.26%
Consumer Discretionary	11.36%
Consumer Staples	9.91%
Energy	3.06%
Financials	13.92%
Health Care	3.49%
Industrials	17.81%
Information Technology	11.94%
Materials	8.77%
Real Estate	7.63%
Utilities	2.21%
Repurchase Agreements	3.64%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R2

LINQX

Lord Abbett International Opportunities Fund

Annual Shareholder Report

October 31, 2024

lordabbett.com/FundDocuments

TSR-A-1097-R2

12/24

Class R3

LINRX

Lord Abbett International Opportunities Fund

Annual Shareholder Report

October 31, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett International Opportunities Fund for the period of November 1, 2023 to October 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$164	1.49%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Fund returned 20.45%, reflecting performance at the net asset value (NAV) of Class R3 shares, compared to the 22.26% of a securities market index with investment characteristics similar to those of the Fund, the S&P Developed Ex US Small Cap Index. The Fund's broad-based securities market index, the MSCI EAFE Net Index, returned 22.97% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy, leading the market to adjust its expectations of future interest rate cuts by global central banks. In Europe, gross domestic product notched its sixth consecutive positive reading, expanding by 0.2% in the second quarter. Additionally, the European Central Bank lowered interest rates by 25 basis points in June, September, and October, in line with expectations. Against this backdrop, global equity markets delivered strong returns.

Top contributors to performance: Security selection within the Financials sector contributed to relative performance, led by an overweight allocation to Tel Aviv Stock Exchange Ltd. Security selection within the Industrials sector also contributed to relative performance, led by an overweight allocation to Sanwa Holdings Corporation.

Top detractors from performance: Security selection within the Consumer Discretionary sector detracted from relative performance, led by an overweight allocation to Paltac Corporation. Security selection within the Health Care sector also detracted from relative performance, led by an overweight allocation to Gerresheimer AG.

Fund Performance

Total Return Based on $10,000 Investment

	Class R3	S&P Developed Ex US Small Cap Index	MSCI EAFE Net Index
10/31/2014	$10,000	$10,000	$10,000
11/30/2014	$10,038	$10,047	$10,136
12/31/2014	$9,984	$9,956	$9,785
1/31/2015	$10,141	$9,918	$9,833
2/28/2015	$10,774	$10,522	$10,421
3/31/2015	$10,643	$10,397	$10,262
4/30/2015	$11,328	$10,977	$10,681
5/31/2015	$11,328	$11,036	$10,627
6/30/2015	$11,230	$10,877	$10,325
7/31/2015	$11,230	$10,855	$10,540
8/31/2015	$10,624	$10,368	$9,765
9/30/2015	$10,421	$10,023	$9,269
10/31/2015	$10,911	$10,583	$9,993
11/30/2015	$10,976	$10,534	$9,838
12/31/2015	$10,936	$10,546	$9,705
1/31/2016	$10,113	$9,772	$9,003
2/29/2016	$9,896	$9,760	$8,838
3/31/2016	$10,800	$10,601	$9,414
4/30/2016	$10,848	$10,918	$9,686
5/31/2016	$10,984	$10,907	$9,598
6/30/2016	$10,338	$10,464	$9,276
7/31/2016	$10,875	$11,079	$9,746
8/31/2016	$10,834	$11,005	$9,753
9/30/2016	$11,079	$11,298	$9,873
10/31/2016	$10,780	$10,936	$9,671
11/30/2016	$10,399	$10,653	$9,478
12/31/2016	$10,545	$10,945	$9,802
1/31/2017	$10,990	$11,322	$10,087
2/28/2017	$11,126	$11,548	$10,231
3/31/2017	$11,585	$11,796	$10,513
4/30/2017	$12,160	$12,196	$10,780
5/31/2017	$12,591	$12,684	$11,176
6/30/2017	$12,659	$12,747	$11,156
7/31/2017	$13,200	$13,175	$11,478
8/31/2017	$13,412	$13,276	$11,473
9/30/2017	$13,720	$13,636	$11,759
10/31/2017	$14,021	$13,818	$11,937
11/30/2017	$14,247	$14,068	$12,063
12/31/2017	$14,515	$14,488	$12,256
1/31/2018	$15,286	$15,190	$12,871
2/28/2018	$14,365	$14,551	$12,290
3/31/2018	$14,265	$14,364	$12,069
4/30/2018	$14,180	$14,563	$12,344
5/31/2018	$13,916	$14,494	$12,067
6/30/2018	$13,645	$14,204	$11,919
7/31/2018	$13,495	$14,295	$12,213
8/31/2018	$13,245	$14,278	$11,977
9/30/2018	$13,145	$14,166	$12,081
10/31/2018	$11,796	$12,754	$11,119
11/30/2018	$11,768	$12,646	$11,105
12/31/2018	$11,041	$11,821	$10,566
1/31/2019	$11,927	$12,781	$11,260
2/28/2019	$12,031	$13,112	$11,548
3/31/2019	$12,096	$13,048	$11,620
4/30/2019	$12,385	$13,431	$11,947
5/31/2019	$11,758	$12,768	$11,373
6/30/2019	$12,385	$13,389	$12,048
7/31/2019	$12,120	$13,260	$11,895
8/31/2019	$11,886	$12,914	$11,587
9/30/2019	$12,160	$13,187	$11,919
10/31/2019	$12,595	$13,762	$12,347
11/30/2019	$12,723	$14,057	$12,486
12/31/2019	$13,348	$14,735	$12,892
1/31/2020	$12,820	$14,271	$12,623
2/29/2020	$11,878	$12,859	$11,482
3/31/2020	$9,644	$10,511	$9,949
4/30/2020	$10,692	$11,761	$10,592
5/31/2020	$11,358	$12,573	$11,053
6/30/2020	$11,683	$12,887	$11,430
7/31/2020	$12,325	$13,563	$11,696
8/31/2020	$12,983	$14,495	$12,297
9/30/2020	$12,780	$14,244	$11,978
10/31/2020	$12,447	$13,745	$11,500
11/30/2020	$14,202	$15,799	$13,282
12/31/2020	$15,225	$16,838	$13,900
1/31/2021	$14,998	$16,789	$13,752
2/28/2021	$15,469	$17,257	$14,060
3/31/2021	$15,623	$17,545	$14,383
4/30/2021	$16,484	$18,307	$14,816
5/31/2021	$16,842	$18,766	$15,299
6/30/2021	$16,761	$18,579	$15,127
7/31/2021	$16,988	$18,710	$15,241
8/31/2021	$17,443	$19,175	$15,510
9/30/2021	$16,712	$18,508	$15,060
10/31/2021	$16,915	$18,815	$15,430
11/30/2021	$16,013	$17,634	$14,712
12/31/2021	$16,634	$18,448	$15,465
1/31/2022	$15,675	$17,065	$14,718
2/28/2022	$15,245	$16,896	$14,458
3/31/2022	$15,005	$16,959	$14,551
4/30/2022	$14,053	$15,759	$13,609
5/31/2022	$14,227	$15,752	$13,711
6/30/2022	$12,871	$13,948	$12,439
7/31/2022	$13,607	$14,837	$13,059
8/31/2022	$12,722	$14,164	$12,439
9/30/2022	$11,365	$12,458	$11,275
10/31/2022	$11,969	$13,054	$11,881
11/30/2022	$13,425	$14,398	$13,220
12/31/2022	$13,217	$14,498	$13,230
1/31/2023	$14,366	$15,758	$14,302
2/28/2023	$14,131	$15,409	$14,003
3/31/2023	$14,358	$15,450	$14,350
4/30/2023	$14,517	$15,670	$14,755
5/31/2023	$13,905	$14,984	$14,131
6/30/2023	$14,266	$15,497	$14,774
7/31/2023	$14,954	$16,274	$15,252
8/31/2023	$14,559	$15,675	$14,668
9/30/2023	$13,670	$14,925	$14,167
10/31/2023	$13,082	$14,031	$13,592
11/30/2023	$14,349	$15,459	$14,854
12/31/2023	$15,120	$16,538	$15,643
1/31/2024	$14,899	$16,153	$15,733
2/29/2024	$15,095	$16,203	$16,021
3/31/2024	$15,597	$16,896	$16,548
4/30/2024	$15,010	$16,454	$16,124
5/31/2024	$15,716	$17,268	$16,749
6/30/2024	$15,273	$16,764	$16,479
7/31/2024	$16,107	$17,470	$16,962
8/31/2024	$16,660	$17,738	$17,514
9/30/2024	$16,915	$18,220	$17,675
10/31/2024	$15,758	$17,154	$16,714

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class R3 at NAV	20.45%	4.58%	4.65%
S&P Developed Ex US Small Cap Index	22.26%	4.50%	5.54%
MSCI EAFE Net IndexFootnote Reference*	22.97%	6.24%	5.27%
Footnote	Description
Footnote*	The Fund has adopted the MSCI EAFE Net Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of October 31, 2024)

Total Net Assets	$311,414,035
# of Portfolio Holdings	99
Portfolio Turnover Rate	50%
Total Advisory Fees Paid	$2,431,775

What did the Fund invest in?

(as of October 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	6.26%
Consumer Discretionary	11.36%
Consumer Staples	9.91%
Energy	3.06%
Financials	13.92%
Health Care	3.49%
Industrials	17.81%
Information Technology	11.94%
Materials	8.77%
Real Estate	7.63%
Utilities	2.21%
Repurchase Agreements	3.64%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R3

LINRX

Lord Abbett International Opportunities Fund

Annual Shareholder Report

October 31, 2024

lordabbett.com/FundDocuments

TSR-A-2071-R3

12/24

Class R4

LINSX

Lord Abbett International Opportunities Fund

Annual Shareholder Report

October 31, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett International Opportunities Fund for the period of November 1, 2023 to October 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$137	1.24%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Fund returned 20.73%, reflecting performance at the net asset value (NAV) of Class R4 shares, compared to the 22.26% of a securities market index with investment characteristics similar to those of the Fund, the S&P Developed Ex US Small Cap Index. The Fund's broad-based securities market index, the MSCI EAFE Net Index, returned 22.97% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy, leading the market to adjust its expectations of future interest rate cuts by global central banks. In Europe, gross domestic product notched its sixth consecutive positive reading, expanding by 0.2% in the second quarter. Additionally, the European Central Bank lowered interest rates by 25 basis points in June, September, and October, in line with expectations. Against this backdrop, global equity markets delivered strong returns.

Top contributors to performance: Security selection within the Financials sector contributed to relative performance, led by an overweight allocation to Tel Aviv Stock Exchange Ltd. Security selection within the Industrials sector also contributed to relative performance, led by an overweight allocation to Sanwa Holdings Corporation.

Top detractors from performance: Security selection within the Consumer Discretionary sector detracted from relative performance, led by an overweight allocation to Paltac Corporation. Security selection within the Health Care sector also detracted from relative performance, led by an overweight allocation to Gerresheimer AG.

Fund Performance

Total Return Based on $10,000 Investment

	Class R4	S&P Developed Ex US Small Cap Index	MSCI EAFE Net Index
6/30/2015	$10,000	$10,000	$10,000
7/31/2015	$10,000	$9,980	$10,208
8/31/2015	$9,463	$9,533	$9,457
9/30/2015	$9,291	$9,215	$8,977
10/31/2015	$9,726	$9,731	$9,678
11/30/2015	$9,788	$9,685	$9,528
12/31/2015	$9,751	$9,696	$9,399
1/31/2016	$9,022	$8,985	$8,720
2/29/2016	$8,825	$8,973	$8,560
3/31/2016	$9,632	$9,747	$9,117
4/30/2016	$9,685	$10,039	$9,381
5/31/2016	$9,805	$10,028	$9,296
6/30/2016	$9,225	$9,620	$8,984
7/31/2016	$9,709	$10,187	$9,439
8/31/2016	$9,673	$10,118	$9,446
9/30/2016	$9,900	$10,387	$9,562
10/31/2016	$9,626	$10,054	$9,366
11/30/2016	$9,297	$9,795	$9,179
12/31/2016	$9,425	$10,063	$9,493
1/31/2017	$9,823	$10,410	$9,769
2/28/2017	$9,950	$10,618	$9,908
3/31/2017	$10,360	$10,845	$10,181
4/30/2017	$10,878	$11,213	$10,440
5/31/2017	$11,264	$11,662	$10,823
6/30/2017	$11,325	$11,720	$10,804
7/31/2017	$11,813	$12,113	$11,116
8/31/2017	$12,006	$12,206	$11,112
9/30/2017	$12,283	$12,537	$11,388
10/31/2017	$12,555	$12,705	$11,561
11/30/2017	$12,760	$12,935	$11,682
12/31/2017	$12,998	$13,320	$11,870
1/31/2018	$13,692	$13,966	$12,465
2/28/2018	$12,872	$13,378	$11,903
3/31/2018	$12,784	$13,206	$11,688
4/30/2018	$12,708	$13,390	$11,955
5/31/2018	$12,475	$13,326	$11,686
6/30/2018	$12,236	$13,060	$11,544
7/31/2018	$12,103	$13,143	$11,828
8/31/2018	$11,882	$13,127	$11,599
9/30/2018	$11,794	$13,024	$11,700
10/31/2018	$10,584	$11,727	$10,769
11/30/2018	$10,565	$11,627	$10,755
12/31/2018	$9,911	$10,868	$10,233
1/31/2019	$10,713	$11,751	$10,906
2/28/2019	$10,806	$12,055	$11,184
3/31/2019	$10,863	$11,996	$11,254
4/30/2019	$11,132	$12,349	$11,570
5/31/2019	$10,571	$11,739	$11,015
6/30/2019	$11,132	$12,310	$11,668
7/31/2019	$10,898	$12,191	$11,520
8/31/2019	$10,692	$11,873	$11,222
9/30/2019	$10,934	$12,124	$11,543
10/31/2019	$11,331	$12,653	$11,958
11/30/2019	$11,452	$12,924	$12,093
12/31/2019	$12,013	$13,547	$12,486
1/31/2020	$11,538	$13,121	$12,225
2/29/2020	$10,696	$11,822	$11,120
3/31/2020	$8,689	$9,664	$9,636
4/30/2020	$9,632	$10,813	$10,258
5/31/2020	$10,236	$11,560	$10,705
6/30/2020	$10,524	$11,849	$11,069
7/31/2020	$11,106	$12,470	$11,327
8/31/2020	$11,703	$13,326	$11,910
9/30/2020	$11,524	$13,096	$11,600
10/31/2020	$11,229	$12,637	$11,137
11/30/2020	$12,811	$14,525	$12,864
12/31/2020	$13,739	$15,481	$13,462
1/31/2021	$13,538	$15,436	$13,318
2/28/2021	$13,962	$15,867	$13,617
3/31/2021	$14,106	$16,131	$13,930
4/30/2021	$14,883	$16,832	$14,349
5/31/2021	$15,214	$17,254	$14,817
6/30/2021	$15,142	$17,082	$14,650
7/31/2021	$15,350	$17,202	$14,761
8/31/2021	$15,768	$17,629	$15,021
9/30/2021	$15,106	$17,017	$14,585
10/31/2021	$15,293	$17,299	$14,944
11/30/2021	$14,487	$16,213	$14,248
12/31/2021	$15,048	$16,961	$14,978
1/31/2022	$14,185	$15,689	$14,254
2/28/2022	$13,795	$15,534	$14,002
3/31/2022	$13,581	$15,593	$14,092
4/30/2022	$12,719	$14,489	$13,180
5/31/2022	$12,881	$14,483	$13,279
6/30/2022	$11,658	$12,824	$12,047
7/31/2022	$12,328	$13,641	$12,647
8/31/2022	$11,525	$13,022	$12,047
9/30/2022	$10,302	$11,454	$10,920
10/31/2022	$10,855	$12,002	$11,507
11/30/2022	$12,166	$13,237	$12,803
12/31/2022	$11,987	$13,329	$12,813
1/31/2023	$13,037	$14,488	$13,851
2/28/2023	$12,819	$14,167	$13,562
3/31/2023	$13,029	$14,205	$13,898
4/30/2023	$13,179	$14,407	$14,290
5/31/2023	$12,625	$13,777	$13,686
6/30/2023	$12,954	$14,248	$14,308
7/31/2023	$13,584	$14,962	$14,771
8/31/2023	$13,224	$14,412	$14,205
9/30/2023	$12,422	$13,722	$13,720
10/31/2023	$11,890	$12,900	$13,164
11/30/2023	$13,044	$14,213	$14,386
12/31/2023	$13,753	$15,205	$15,150
1/31/2024	$13,555	$14,851	$15,237
2/29/2024	$13,730	$14,898	$15,516
3/31/2024	$14,187	$15,534	$16,027
4/30/2024	$13,654	$15,128	$15,616
5/31/2024	$14,301	$15,877	$16,221
6/30/2024	$13,897	$15,413	$15,959
7/31/2024	$14,667	$16,062	$16,427
8/31/2024	$15,169	$16,308	$16,962
9/30/2024	$15,405	$16,752	$17,118
10/31/2024	$14,354	$15,771	$16,187

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 6/30/15
Class R4 at NAV	20.73%	4.84%	3.95%
S&P Developed Ex US Small Cap Index	22.26%	4.50%	5.00%
MSCI EAFE Net IndexFootnote Reference*	22.97%	6.24%	5.29%
Footnote	Description
Footnote*	The Fund has adopted the MSCI EAFE Net Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of October 31, 2024)

Total Net Assets	$311,414,035
# of Portfolio Holdings	99
Portfolio Turnover Rate	50%
Total Advisory Fees Paid	$2,431,775

What did the Fund invest in?

(as of October 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	6.26%
Consumer Discretionary	11.36%
Consumer Staples	9.91%
Energy	3.06%
Financials	13.92%
Health Care	3.49%
Industrials	17.81%
Information Technology	11.94%
Materials	8.77%
Real Estate	7.63%
Utilities	2.21%
Repurchase Agreements	3.64%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R4

LINSX

Lord Abbett International Opportunities Fund

Annual Shareholder Report

October 31, 2024

lordabbett.com/FundDocuments

TSR-A-8721-R4

12/24

Class R5

LINTX

Lord Abbett International Opportunities Fund

Annual Shareholder Report

October 31, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett International Opportunities Fund for the period of November 1, 2023 to October 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$109	0.99%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Fund returned 21.03%, reflecting performance at the net asset value (NAV) of Class R5 shares, compared to the 22.26% of a securities market index with investment characteristics similar to those of the Fund, the S&P Developed Ex US Small Cap Index. The Fund's broad-based securities market index, the MSCI EAFE Net Index, returned 22.97% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy, leading the market to adjust its expectations of future interest rate cuts by global central banks. In Europe, gross domestic product notched its sixth consecutive positive reading, expanding by 0.2% in the second quarter. Additionally, the European Central Bank lowered interest rates by 25 basis points in June, September, and October, in line with expectations. Against this backdrop, global equity markets delivered strong returns.

Top contributors to performance: Security selection within the Financials sector contributed to relative performance, led by an overweight allocation to Tel Aviv Stock Exchange Ltd. Security selection within the Industrials sector also contributed to relative performance, led by an overweight allocation to Sanwa Holdings Corporation.

Top detractors from performance: Security selection within the Consumer Discretionary sector detracted from relative performance, led by an overweight allocation to Paltac Corporation. Security selection within the Health Care sector also detracted from relative performance, led by an overweight allocation to Gerresheimer AG.

Fund Performance

Total Return Based on $10,000 Investment

	Class R5	S&P Developed Ex US Small Cap Index	MSCI EAFE Net Index
6/30/2015	$10,000	$10,000	$10,000
7/31/2015	$10,006	$9,980	$10,208
8/31/2015	$9,464	$9,533	$9,457
9/30/2015	$9,297	$9,215	$8,977
10/31/2015	$9,732	$9,731	$9,678
11/30/2015	$9,794	$9,685	$9,528
12/31/2015	$9,764	$9,696	$9,399
1/31/2016	$9,035	$8,985	$8,720
2/29/2016	$8,842	$8,973	$8,560
3/31/2016	$9,647	$9,747	$9,117
4/30/2016	$9,700	$10,039	$9,381
5/31/2016	$9,828	$10,028	$9,296
6/30/2016	$9,245	$9,620	$8,984
7/31/2016	$9,735	$10,187	$9,439
8/31/2016	$9,700	$10,118	$9,446
9/30/2016	$9,927	$10,387	$9,562
10/31/2016	$9,659	$10,054	$9,366
11/30/2016	$9,326	$9,795	$9,179
12/31/2016	$9,454	$10,063	$9,493
1/31/2017	$9,861	$10,410	$9,769
2/28/2017	$9,985	$10,618	$9,908
3/31/2017	$10,397	$10,845	$10,181
4/30/2017	$10,927	$11,213	$10,440
5/31/2017	$11,316	$11,662	$10,823
6/30/2017	$11,381	$11,720	$10,804
7/31/2017	$11,870	$12,113	$11,116
8/31/2017	$12,070	$12,206	$11,112
9/30/2017	$12,347	$12,537	$11,388
10/31/2017	$12,624	$12,705	$11,561
11/30/2017	$12,830	$12,935	$11,682
12/31/2017	$13,079	$13,320	$11,870
1/31/2018	$13,776	$13,966	$12,465
2/28/2018	$12,950	$13,378	$11,903
3/31/2018	$12,864	$13,206	$11,688
4/30/2018	$12,796	$13,390	$11,955
5/31/2018	$12,562	$13,326	$11,686
6/30/2018	$12,328	$13,060	$11,544
7/31/2018	$12,192	$13,143	$11,828
8/31/2018	$11,977	$13,127	$11,599
9/30/2018	$11,890	$13,024	$11,700
10/31/2018	$10,671	$11,727	$10,769
11/30/2018	$10,652	$11,627	$10,755
12/31/2018	$10,002	$10,868	$10,233
1/31/2019	$10,807	$11,751	$10,906
2/28/2019	$10,904	$12,055	$11,184
3/31/2019	$10,959	$11,996	$11,254
4/30/2019	$11,230	$12,349	$11,570
5/31/2019	$10,668	$11,739	$11,015
6/30/2019	$11,243	$12,310	$11,668
7/31/2019	$11,008	$12,191	$11,520
8/31/2019	$10,800	$11,873	$11,222
9/30/2019	$11,049	$12,124	$11,543
10/31/2019	$11,445	$12,653	$11,958
11/30/2019	$11,576	$12,924	$12,093
12/31/2019	$12,147	$13,547	$12,486
1/31/2020	$11,669	$13,121	$12,225
2/29/2020	$10,817	$11,822	$11,120
3/31/2020	$8,790	$9,664	$9,636
4/30/2020	$9,747	$10,813	$10,258
5/31/2020	$10,353	$11,560	$10,705
6/30/2020	$10,655	$11,849	$11,069
7/31/2020	$11,246	$12,470	$11,327
8/31/2020	$11,852	$13,326	$11,910
9/30/2020	$11,669	$13,096	$11,600
10/31/2020	$11,380	$12,637	$11,137
11/30/2020	$12,978	$14,525	$12,864
12/31/2020	$13,921	$15,481	$13,462
1/31/2021	$13,724	$15,436	$13,318
2/28/2021	$14,160	$15,867	$13,617
3/31/2021	$14,308	$16,131	$13,930
4/30/2021	$15,096	$16,832	$14,349
5/31/2021	$15,434	$17,254	$14,817
6/30/2021	$15,363	$17,082	$14,650
7/31/2021	$15,582	$17,202	$14,761
8/31/2021	$16,004	$17,629	$15,021
9/30/2021	$15,335	$17,017	$14,585
10/31/2021	$15,532	$17,299	$14,944
11/30/2021	$14,716	$16,213	$14,248
12/31/2021	$15,285	$16,961	$14,978
1/31/2022	$14,411	$15,689	$14,254
2/28/2022	$14,021	$15,534	$14,002
3/31/2022	$13,805	$15,593	$14,092
4/30/2022	$12,938	$14,489	$13,180
5/31/2022	$13,104	$14,483	$13,279
6/30/2022	$11,855	$12,824	$12,047
7/31/2022	$12,541	$13,641	$12,647
8/31/2022	$11,732	$13,022	$12,047
9/30/2022	$10,483	$11,454	$10,920
10/31/2022	$11,047	$12,002	$11,507
11/30/2022	$12,389	$13,237	$12,803
12/31/2022	$12,208	$13,329	$12,813
1/31/2023	$13,275	$14,488	$13,851
2/28/2023	$13,062	$14,167	$13,562
3/31/2023	$13,282	$14,205	$13,898
4/30/2023	$13,437	$14,407	$14,290
5/31/2023	$12,870	$13,777	$13,686
6/30/2023	$13,209	$14,248	$14,308
7/31/2023	$13,856	$14,962	$14,771
8/31/2023	$13,496	$14,412	$14,205
9/30/2023	$12,672	$13,722	$13,720
10/31/2023	$12,135	$12,900	$13,164
11/30/2023	$13,312	$14,213	$14,386
12/31/2023	$14,043	$15,205	$15,150
1/31/2024	$13,841	$14,851	$15,237
2/29/2024	$14,020	$14,898	$15,516
3/31/2024	$14,499	$15,534	$16,027
4/30/2024	$13,953	$15,128	$15,616
5/31/2024	$14,619	$15,877	$16,221
6/30/2024	$14,208	$15,413	$15,959
7/31/2024	$15,001	$16,062	$16,427
8/31/2024	$15,518	$16,308	$16,962
9/30/2024	$15,765	$16,752	$17,118
10/31/2024	$14,687	$15,771	$16,187

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 6/30/15
Class R5 at NAV	21.03%	5.11%	4.20%
S&P Developed Ex US Small Cap Index	22.26%	4.50%	5.00%
MSCI EAFE Net IndexFootnote Reference*	22.97%	6.24%	5.29%
Footnote	Description
Footnote*	The Fund has adopted the MSCI EAFE Net Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of October 31, 2024)

Total Net Assets	$311,414,035
# of Portfolio Holdings	99
Portfolio Turnover Rate	50%
Total Advisory Fees Paid	$2,431,775

What did the Fund invest in?

(as of October 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	6.26%
Consumer Discretionary	11.36%
Consumer Staples	9.91%
Energy	3.06%
Financials	13.92%
Health Care	3.49%
Industrials	17.81%
Information Technology	11.94%
Materials	8.77%
Real Estate	7.63%
Utilities	2.21%
Repurchase Agreements	3.64%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R5

LINTX

Lord Abbett International Opportunities Fund

Annual Shareholder Report

October 31, 2024

lordabbett.com/FundDocuments

TSR-A-8753-R5

12/24

Class R6

LINVX

Lord Abbett International Opportunities Fund

Annual Shareholder Report

October 31, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett International Opportunities Fund for the period of November 1, 2023 to October 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$101	0.91%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Fund returned 21.13%, reflecting performance at the net asset value (NAV) of Class R6 shares, compared to the 22.26% of a securities market index with investment characteristics similar to those of the Fund, the S&P Developed Ex US Small Cap Index. The Fund's broad-based securities market index, the MSCI EAFE Net Index, returned 22.97% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy, leading the market to adjust its expectations of future interest rate cuts by global central banks. In Europe, gross domestic product notched its sixth consecutive positive reading, expanding by 0.2% in the second quarter. Additionally, the European Central Bank lowered interest rates by 25 basis points in June, September, and October, in line with expectations. Against this backdrop, global equity markets delivered strong returns.

Top contributors to performance: Security selection within the Financials sector contributed to relative performance, led by an overweight allocation to Tel Aviv Stock Exchange Ltd. Security selection within the Industrials sector also contributed to relative performance, led by an overweight allocation to Sanwa Holdings Corporation.

Top detractors from performance: Security selection within the Consumer Discretionary sector detracted from relative performance, led by an overweight allocation to Paltac Corporation. Security selection within the Health Care sector also detracted from relative performance, led by an overweight allocation to Gerresheimer AG.

Fund Performance

Total Return Based on $10,000 Investment

	Class R6	S&P Developed Ex US Small Cap Index	MSCI EAFE Net Index
6/30/2015	$10,000	$10,000	$10,000
7/31/2015	$10,006	$9,980	$10,208
8/31/2015	$9,470	$9,533	$9,457
9/30/2015	$9,297	$9,215	$8,977
10/31/2015	$9,738	$9,731	$9,678
11/30/2015	$9,805	$9,685	$9,528
12/31/2015	$9,777	$9,696	$9,399
1/31/2016	$9,042	$8,985	$8,720
2/29/2016	$8,849	$8,973	$8,560
3/31/2016	$9,660	$9,747	$9,117
4/30/2016	$9,712	$10,039	$9,381
5/31/2016	$9,841	$10,028	$9,296
6/30/2016	$9,263	$9,620	$8,984
7/31/2016	$9,747	$10,187	$9,439
8/31/2016	$9,718	$10,118	$9,446
9/30/2016	$9,952	$10,387	$9,562
10/31/2016	$9,683	$10,054	$9,366
11/30/2016	$9,351	$9,795	$9,179
12/31/2016	$9,482	$10,063	$9,493
1/31/2017	$9,889	$10,410	$9,769
2/28/2017	$10,019	$10,618	$9,908
3/31/2017	$10,431	$10,845	$10,181
4/30/2017	$10,962	$11,213	$10,440
5/31/2017	$11,351	$11,662	$10,823
6/30/2017	$11,415	$11,720	$10,804
7/31/2017	$11,910	$12,113	$11,116
8/31/2017	$12,111	$12,206	$11,112
9/30/2017	$12,394	$12,537	$11,388
10/31/2017	$12,671	$12,705	$11,561
11/30/2017	$12,877	$12,935	$11,682
12/31/2017	$13,122	$13,320	$11,870
1/31/2018	$13,825	$13,966	$12,465
2/28/2018	$12,999	$13,378	$11,903
3/31/2018	$12,912	$13,206	$11,688
4/30/2018	$12,845	$13,390	$11,955
5/31/2018	$12,610	$13,326	$11,686
6/30/2018	$12,370	$13,060	$11,544
7/31/2018	$12,241	$13,143	$11,828
8/31/2018	$12,025	$13,127	$11,599
9/30/2018	$11,939	$13,024	$11,700
10/31/2018	$10,718	$11,727	$10,769
11/30/2018	$10,694	$11,627	$10,755
12/31/2018	$10,044	$10,868	$10,233
1/31/2019	$10,849	$11,751	$10,906
2/28/2019	$10,953	$12,055	$11,184
3/31/2019	$11,016	$11,996	$11,254
4/30/2019	$11,286	$12,349	$11,570
5/31/2019	$10,724	$11,739	$11,015
6/30/2019	$11,300	$12,310	$11,668
7/31/2019	$11,064	$12,191	$11,520
8/31/2019	$10,856	$11,873	$11,222
9/30/2019	$11,106	$12,124	$11,543
10/31/2019	$11,508	$12,653	$11,958
11/30/2019	$11,640	$12,924	$12,093
12/31/2019	$12,213	$13,547	$12,486
1/31/2020	$11,734	$13,121	$12,225
2/29/2020	$10,876	$11,822	$11,120
3/31/2020	$8,834	$9,664	$9,636
4/30/2020	$9,799	$10,813	$10,258
5/31/2020	$10,418	$11,560	$10,705
6/30/2020	$10,714	$11,849	$11,069
7/31/2020	$11,312	$12,470	$11,327
8/31/2020	$11,924	$13,326	$11,910
9/30/2020	$11,741	$13,096	$11,600
10/31/2020	$11,446	$12,637	$11,137
11/30/2020	$13,058	$14,525	$12,864
12/31/2020	$14,008	$15,481	$13,462
1/31/2021	$13,804	$15,436	$13,318
2/28/2021	$14,247	$15,867	$13,617
3/31/2021	$14,395	$16,131	$13,930
4/30/2021	$15,198	$16,832	$14,349
5/31/2021	$15,535	$17,254	$14,817
6/30/2021	$15,465	$17,082	$14,650
7/31/2021	$15,683	$17,202	$14,761
8/31/2021	$16,113	$17,629	$15,021
9/30/2021	$15,444	$17,017	$14,585
10/31/2021	$15,641	$17,299	$14,944
11/30/2021	$14,817	$16,213	$14,248
12/31/2021	$15,393	$16,961	$14,978
1/31/2022	$14,519	$15,689	$14,254
2/28/2022	$14,122	$15,534	$14,002
3/31/2022	$13,905	$15,593	$14,092
4/30/2022	$13,031	$14,489	$13,180
5/31/2022	$13,197	$14,483	$13,279
6/30/2022	$11,948	$12,824	$12,047
7/31/2022	$12,634	$13,641	$12,647
8/31/2022	$11,818	$13,022	$12,047
9/30/2022	$10,568	$11,454	$10,920
10/31/2022	$11,131	$12,002	$11,507
11/30/2022	$12,489	$13,237	$12,803
12/31/2022	$12,304	$13,329	$12,813
1/31/2023	$13,387	$14,488	$13,851
2/28/2023	$13,166	$14,167	$13,562
3/31/2023	$13,387	$14,205	$13,898
4/30/2023	$13,541	$14,407	$14,290
5/31/2023	$12,974	$13,777	$13,686
6/30/2023	$13,320	$14,248	$14,308
7/31/2023	$13,968	$14,962	$14,771
8/31/2023	$13,608	$14,412	$14,205
9/30/2023	$12,783	$13,722	$13,720
10/31/2023	$12,238	$12,900	$13,164
11/30/2023	$13,431	$14,213	$14,386
12/31/2023	$14,157	$15,205	$15,150
1/31/2024	$13,963	$14,851	$15,237
2/29/2024	$14,142	$14,898	$15,516
3/31/2024	$14,622	$15,534	$16,027
4/30/2024	$14,075	$15,128	$15,616
5/31/2024	$14,749	$15,877	$16,221
6/30/2024	$14,337	$15,413	$15,959
7/31/2024	$15,131	$16,062	$16,427
8/31/2024	$15,656	$16,308	$16,962
9/30/2024	$15,903	$16,752	$17,118
10/31/2024	$14,824	$15,771	$16,187

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 6/30/15
Class R6 at NAV	21.13%	5.19%	4.31%
S&P Developed Ex US Small Cap Index	22.26%	4.50%	5.00%
MSCI EAFE Net IndexFootnote Reference*	22.97%	6.24%	5.29%
Footnote	Description
Footnote*	The Fund has adopted the MSCI EAFE Net Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of October 31, 2024)

Total Net Assets	$311,414,035
# of Portfolio Holdings	99
Portfolio Turnover Rate	50%
Total Advisory Fees Paid	$2,431,775

What did the Fund invest in?

(as of October 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	6.26%
Consumer Discretionary	11.36%
Consumer Staples	9.91%
Energy	3.06%
Financials	13.92%
Health Care	3.49%
Industrials	17.81%
Information Technology	11.94%
Materials	8.77%
Real Estate	7.63%
Utilities	2.21%
Repurchase Agreements	3.64%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R6

LINVX

Lord Abbett International Opportunities Fund

Annual Shareholder Report

October 31, 2024

lordabbett.com/FundDocuments

TSR-A-8785-R6

12/24

Class A

LIDAX

Lord Abbett International Value Fund

Annual Shareholder Report

October 31, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett International Value Fund for the period of November 1, 2023 to October 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$108	0.97%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Fund returned 22.53%, reflecting performance at the net asset value (NAV) of Class A shares, compared to the 22.75% of a securities market index with investment characteristics similar to those of the Fund, the MSCI EAFE Value Index with Net Dividends. The Fund's broad-based securities market index, the MSCI EAFE Net Index, returned 22.97% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy, leading the market to adjust its expectations of future interest rate cuts by global central banks. In Europe, gross domestic product notched its sixth consecutive positive reading, expanding by 0.2% in the second quarter. Additionally, the European Central Bank lowered interest rates by 25 basis points in June, September, and October, in line with expectations. Against this backdrop, global equity markets delivered strong returns.

Top contributors to performance: Security selection within the Industrials sector contributed to relative performance, led by an overweight allocation to Sanwa Holdings Corporation. Security selection within the Energy sector also contributed to relative performance, led by an overweight allocation to Pembina Pipeline Corporation.

Top detractors from performance: Security selection within the Financials sector detracted from relative performance, led by an overweight allocation to Man Group PLC. Security selection within the Information Technology sector also detracted from relative performance, led by an overweight allocation to SUMCO Corporation.

Fund Performance

Total Return Based on $10,000 Investment

	Class A with load	MSCI EAFE Value Index with Net Dividends	MSCI EAFE Value Index with the Gross Dividends	MSCI EAFE Net Index
10/31/2014	$9,429	$10,000	$10,000	$10,000
11/30/2014	$9,515	$10,057	$10,058	$10,136
12/31/2014	$9,103	$9,711	$9,715	$9,785
1/31/2015	$8,989	$9,684	$9,689	$9,833
2/28/2015	$9,391	$10,291	$10,297	$10,421
3/31/2015	$9,107	$10,089	$10,103	$10,262
4/30/2015	$9,640	$10,535	$10,559	$10,681
5/31/2015	$9,385	$10,433	$10,472	$10,627
6/30/2015	$9,102	$10,110	$10,152	$10,325
7/31/2015	$8,843	$10,286	$10,329	$10,540
8/31/2015	$8,115	$9,513	$9,554	$9,765
9/30/2015	$7,874	$8,920	$8,963	$9,269
10/31/2015	$8,322	$9,577	$9,624	$9,993
11/30/2015	$8,204	$9,339	$9,386	$9,838
12/31/2015	$8,033	$9,159	$9,207	$9,705
1/31/2016	$7,689	$8,414	$8,460	$9,003
2/29/2016	$7,488	$8,251	$8,299	$8,838
3/31/2016	$8,059	$8,796	$8,854	$9,414
4/30/2016	$8,191	$9,143	$9,215	$9,686
5/31/2016	$8,047	$8,997	$9,083	$9,598
6/30/2016	$8,013	$8,551	$8,638	$9,276
7/31/2016	$8,244	$9,000	$9,093	$9,746
8/31/2016	$8,280	$9,146	$9,241	$9,753
9/30/2016	$8,404	$9,234	$9,337	$9,873
10/31/2016	$8,196	$9,255	$9,359	$9,671
11/30/2016	$8,062	$9,198	$9,303	$9,478
12/31/2016	$8,236	$9,619	$9,730	$9,802
1/31/2017	$8,409	$9,856	$9,971	$10,087
2/28/2017	$8,495	$9,924	$10,041	$10,231
3/31/2017	$8,720	$10,201	$10,335	$10,513
4/30/2017	$8,832	$10,415	$10,559	$10,780
5/31/2017	$9,105	$10,656	$10,822	$11,176
6/30/2017	$9,122	$10,689	$10,859	$11,156
7/31/2017	$9,473	$11,046	$11,223	$11,478
8/31/2017	$9,524	$10,977	$11,155	$11,473
9/30/2017	$9,632	$11,316	$11,505	$11,759
10/31/2017	$9,645	$11,403	$11,595	$11,937
11/30/2017	$9,759	$11,506	$11,700	$12,063
12/31/2017	$9,986	$11,682	$11,882	$12,256
1/31/2018	$10,544	$12,313	$12,525	$12,871
2/28/2018	$9,960	$11,728	$11,933	$12,290
3/31/2018	$9,883	$11,445	$11,660	$12,069
4/30/2018	$9,934	$11,798	$12,032	$12,344
5/31/2018	$9,641	$11,286	$11,530	$12,067
6/30/2018	$9,404	$11,143	$11,388	$11,919
7/31/2018	$9,662	$11,463	$11,716	$12,213
8/31/2018	$9,352	$11,046	$11,292	$11,977
9/30/2018	$9,489	$11,275	$11,532	$12,081
10/31/2018	$8,772	$10,526	$10,767	$11,119
11/30/2018	$8,772	$10,467	$10,709	$11,105
12/31/2018	$8,393	$9,956	$10,189	$10,566
1/31/2019	$8,929	$10,622	$10,872	$11,260
2/28/2019	$9,034	$10,799	$11,054	$11,548
3/31/2019	$9,003	$10,744	$11,011	$11,620
4/30/2019	$9,240	$10,994	$11,277	$11,947
5/31/2019	$8,661	$10,358	$10,647	$11,373
6/30/2019	$9,199	$10,909	$11,219	$12,048
7/31/2019	$8,998	$10,664	$10,968	$11,895
8/31/2019	$8,797	$10,226	$10,520	$11,587
9/30/2019	$9,083	$10,720	$11,035	$11,919
10/31/2019	$9,378	$11,106	$11,434	$12,347
11/30/2019	$9,459	$11,150	$11,482	$12,486
12/31/2019	$9,866	$11,557	$11,904	$12,892
1/31/2020	$9,515	$11,139	$11,475	$12,623
2/29/2020	$8,746	$10,085	$10,391	$11,482
3/31/2020	$7,100	$8,298	$8,561	$9,949
4/30/2020	$7,600	$8,743	$9,026	$10,592
5/31/2020	$7,857	$9,009	$9,309	$11,053
6/30/2020	$8,228	$9,330	$9,646	$11,430
7/31/2020	$8,392	$9,348	$9,667	$11,696
8/31/2020	$8,828	$9,895	$10,235	$12,297
9/30/2020	$8,551	$9,441	$9,772	$11,978
10/31/2020	$8,264	$9,061	$9,379	$11,500
11/30/2020	$9,703	$10,776	$11,157	$13,282
12/31/2020	$10,248	$11,254	$11,653	$13,900
1/31/2021	$9,999	$11,166	$11,564	$13,752
2/28/2021	$10,594	$11,698	$12,118	$14,060
3/31/2021	$10,985	$12,092	$12,539	$14,383
4/30/2021	$11,234	$12,322	$12,789	$14,816
5/31/2021	$11,636	$12,749	$13,248	$15,299
6/30/2021	$11,248	$12,455	$12,947	$15,127
7/31/2021	$11,206	$12,425	$12,918	$15,241
8/31/2021	$11,332	$12,566	$13,066	$15,510
9/30/2021	$10,950	$12,335	$12,843	$15,060
10/31/2021	$11,275	$12,532	$13,053	$15,430
11/30/2021	$10,654	$11,778	$12,270	$14,712
12/31/2021	$11,244	$12,479	$13,003	$15,465
1/31/2022	$11,401	$12,609	$13,140	$14,718
2/28/2022	$11,115	$12,438	$12,964	$14,458
3/31/2022	$11,050	$12,521	$13,069	$14,551
4/30/2022	$10,491	$11,888	$12,420	$13,609
5/31/2022	$10,778	$12,180	$12,752	$13,711
6/30/2022	$9,808	$10,967	$11,486	$12,439
7/31/2022	$10,013	$11,196	$11,727	$13,059
8/31/2022	$9,412	$10,818	$11,333	$12,439
9/30/2022	$8,478	$9,848	$10,323	$11,275
10/31/2022	$9,069	$10,483	$10,990	$11,881
11/30/2022	$10,162	$11,636	$12,200	$13,220
12/31/2022	$10,017	$11,783	$12,360	$13,230
1/31/2023	$10,878	$12,692	$13,316	$14,302
2/28/2023	$10,685	$12,514	$13,132	$14,003
3/31/2023	$10,739	$12,482	$13,118	$14,350
4/30/2023	$11,068	$12,884	$13,556	$14,755
5/31/2023	$10,441	$12,190	$12,854	$14,131
6/30/2023	$10,994	$12,876	$13,582	$14,774
7/31/2023	$11,432	$13,461	$14,202	$15,252
8/31/2023	$11,039	$13,062	$13,783	$14,668
9/30/2023	$10,803	$12,951	$13,674	$14,167
10/31/2023	$10,347	$12,382	$13,074	$13,592
11/30/2023	$11,152	$13,363	$14,114	$14,854
12/31/2023	$11,553	$14,016	$14,806	$15,643
1/31/2024	$11,492	$14,006	$14,798	$15,733
2/29/2024	$11,737	$14,032	$14,828	$16,021
3/31/2024	$12,260	$14,644	$15,502	$16,548
4/30/2024	$12,122	$14,494	$15,362	$16,124
5/31/2024	$12,784	$15,065	$15,997	$16,749
6/30/2024	$12,385	$14,645	$15,558	$16,479
7/31/2024	$12,980	$15,332	$16,290	$16,962
8/31/2024	$13,247	$15,724	$16,709	$17,514
9/30/2024	$13,293	$15,948	$16,955	$17,675
10/31/2024	$12,678	$15,199	$16,162	$16,714

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class A at NAV	22.53%	6.22%	3.01%
Class A with sales charge	15.41%	4.95%	2.40%
MSCI EAFE Value Index with Net Dividends	22.75%	6.47%	4.28%
MSCI EAFE Value Index with the Gross Dividends	23.62%	7.17%	4.92%
MSCI EAFE Net IndexFootnote Reference*	22.97%	6.24%	5.27%
Footnote	Description
Footnote*	The Fund has adopted the MSCI EAFE Net Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of October 31, 2024)

Total Net Assets	$406,478,555
# of Portfolio Holdings	72
Portfolio Turnover Rate	54%
Total Advisory Fees Paid	$2,052,191

What did the Fund invest in?

(as of October 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	3.85%
Consumer Discretionary	4.76%
Consumer Staples	8.71%
Energy	7.10%
Financials	27.63%
Health Care	10.35%
Industrials	12.96%
Information Technology	3.44%
Materials	8.10%
Real Estate	3.11%
Utilities	6.92%
Repurchase Agreements	2.93%
Money Market FundsFootnote Reference(a)	0.12%
Time DepositsFootnote Reference(a)	0.02%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class A

LIDAX

Lord Abbett International Value Fund

Annual Shareholder Report

October 31, 2024

lordabbett.com/FundDocuments

TSR-A-2117-A

12/24

Class C

LIDCX

Lord Abbett International Value Fund

Annual Shareholder Report

October 31, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett International Value Fund for the period of November 1, 2023 to October 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$191	1.72%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Fund returned 21.74%, reflecting performance at the net asset value (NAV) of Class C shares, compared to the 22.75% of a securities market index with investment characteristics similar to those of the Fund, the MSCI EAFE Value Index with Net Dividends. The Fund's broad-based securities market index, the MSCI EAFE Net Index, returned 22.97% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy, leading the market to adjust its expectations of future interest rate cuts by global central banks. In Europe, gross domestic product notched its sixth consecutive positive reading, expanding by 0.2% in the second quarter. Additionally, the European Central Bank lowered interest rates by 25 basis points in June, September, and October, in line with expectations. Against this backdrop, global equity markets delivered strong returns.

Top contributors to performance: Security selection within the Industrials sector contributed to relative performance, led by an overweight allocation to Sanwa Holdings Corporation. Security selection within the Energy sector also contributed to relative performance, led by an overweight allocation to Pembina Pipeline Corporation.

Top detractors from performance: Security selection within the Financials sector detracted from relative performance, led by an overweight allocation to Man Group PLC. Security selection within the Information Technology sector also detracted from relative performance, led by an overweight allocation to SUMCO Corporation.

Fund Performance

Total Return Based on $10,000 Investment

	Class C with load	MSCI EAFE Value Index with Net Dividends	MSCI EAFE Value Index with the Gross Dividends	MSCI EAFE Net Index
10/31/2014	$10,000	$10,000	$10,000	$10,000
11/30/2014	$10,081	$10,057	$10,058	$10,136
12/31/2014	$9,637	$9,711	$9,715	$9,785
1/31/2015	$9,514	$9,684	$9,689	$9,833
2/28/2015	$9,944	$10,291	$10,297	$10,421
3/31/2015	$9,624	$10,089	$10,103	$10,262
4/30/2015	$10,193	$10,535	$10,559	$10,681
5/31/2015	$9,921	$10,433	$10,472	$10,627
6/30/2015	$9,599	$10,110	$10,152	$10,325
7/31/2015	$9,324	$10,286	$10,329	$10,540
8/31/2015	$8,549	$9,513	$9,554	$9,765
9/30/2015	$8,288	$8,920	$8,963	$9,269
10/31/2015	$8,751	$9,577	$9,624	$9,993
11/30/2015	$8,639	$9,339	$9,386	$9,838
12/31/2015	$8,440	$9,159	$9,207	$9,705
1/31/2016	$8,088	$8,414	$8,460	$9,003
2/29/2016	$7,861	$8,251	$8,299	$8,838
3/31/2016	$8,452	$8,796	$8,854	$9,414
4/30/2016	$8,591	$9,143	$9,215	$9,686
5/31/2016	$8,439	$8,997	$9,083	$9,598
6/30/2016	$8,398	$8,551	$8,638	$9,276
7/31/2016	$8,630	$9,000	$9,093	$9,746
8/31/2016	$8,655	$9,146	$9,241	$9,753
9/30/2016	$8,781	$9,234	$9,337	$9,873
10/31/2016	$8,575	$9,255	$9,359	$9,671
11/30/2016	$8,421	$9,198	$9,303	$9,478
12/31/2016	$8,588	$9,619	$9,730	$9,802
1/31/2017	$8,769	$9,856	$9,971	$10,087
2/28/2017	$8,847	$9,924	$10,041	$10,231
3/31/2017	$9,079	$10,201	$10,335	$10,513
4/30/2017	$9,196	$10,415	$10,559	$10,780
5/31/2017	$9,470	$10,656	$10,822	$11,176
6/30/2017	$9,482	$10,689	$10,859	$11,156
7/31/2017	$9,838	$11,046	$11,223	$11,478
8/31/2017	$9,891	$10,977	$11,155	$11,473
9/30/2017	$9,999	$11,316	$11,505	$11,759
10/31/2017	$9,999	$11,403	$11,595	$11,937
11/30/2017	$10,104	$11,506	$11,700	$12,063
12/31/2017	$10,349	$11,682	$11,882	$12,256
1/31/2018	$10,919	$12,313	$12,525	$12,871
2/28/2018	$10,309	$11,728	$11,933	$12,290
3/31/2018	$10,209	$11,445	$11,660	$12,069
4/30/2018	$10,275	$11,798	$12,032	$12,344
5/31/2018	$9,956	$11,286	$11,530	$12,067
6/30/2018	$9,702	$11,143	$11,388	$11,919
7/31/2018	$9,971	$11,463	$11,716	$12,213
8/31/2018	$9,648	$11,046	$11,292	$11,977
9/30/2018	$9,772	$11,275	$11,532	$12,081
10/31/2018	$9,028	$10,526	$10,767	$11,119
11/30/2018	$9,014	$10,467	$10,709	$11,105
12/31/2018	$8,629	$9,956	$10,189	$10,566
1/31/2019	$9,171	$10,622	$10,872	$11,260
2/28/2019	$9,266	$10,799	$11,054	$11,548
3/31/2019	$9,243	$10,744	$11,011	$11,620
4/30/2019	$9,475	$10,994	$11,277	$11,947
5/31/2019	$8,876	$10,358	$10,647	$11,373
6/30/2019	$9,427	$10,909	$11,219	$12,048
7/31/2019	$9,206	$10,664	$10,968	$11,895
8/31/2019	$8,999	$10,226	$10,520	$11,587
9/30/2019	$9,275	$10,720	$11,035	$11,919
10/31/2019	$9,580	$11,106	$11,434	$12,347
11/30/2019	$9,663	$11,150	$11,482	$12,486
12/31/2019	$10,063	$11,557	$11,904	$12,892
1/31/2020	$9,702	$11,139	$11,475	$12,623
2/29/2020	$8,911	$10,085	$10,391	$11,482
3/31/2020	$7,231	$8,298	$8,561	$9,949
4/30/2020	$7,731	$8,743	$9,026	$10,592
5/31/2020	$7,995	$9,009	$9,309	$11,053
6/30/2020	$8,374	$9,330	$9,646	$11,430
7/31/2020	$8,527	$9,348	$9,667	$11,696
8/31/2020	$8,960	$9,895	$10,235	$12,297
9/30/2020	$8,669	$9,441	$9,772	$11,978
10/31/2020	$8,375	$9,061	$9,379	$11,500
11/30/2020	$9,832	$10,776	$11,157	$13,282
12/31/2020	$10,370	$11,254	$11,653	$13,900
1/31/2021	$10,116	$11,166	$11,564	$13,752
2/28/2021	$10,709	$11,698	$12,118	$14,060
3/31/2021	$11,104	$12,092	$12,539	$14,383
4/30/2021	$11,344	$12,322	$12,789	$14,816
5/31/2021	$11,739	$12,749	$13,248	$15,299
6/30/2021	$11,348	$12,455	$12,947	$15,127
7/31/2021	$11,306	$12,425	$12,918	$15,241
8/31/2021	$11,420	$12,566	$13,066	$15,510
9/30/2021	$11,023	$12,335	$12,843	$15,060
10/31/2021	$11,337	$12,532	$13,053	$15,430
11/30/2021	$10,708	$11,778	$12,270	$14,712
12/31/2021	$11,298	$12,479	$13,003	$15,465
1/31/2022	$11,457	$12,609	$13,140	$14,718
2/28/2022	$11,153	$12,438	$12,964	$14,458
3/31/2022	$11,093	$12,521	$13,069	$14,551
4/30/2022	$10,513	$11,888	$12,420	$13,609
5/31/2022	$10,803	$12,180	$12,752	$13,711
6/30/2022	$9,816	$10,967	$11,486	$12,439
7/31/2022	$10,022	$11,196	$11,727	$13,059
8/31/2022	$9,402	$10,818	$11,333	$12,439
9/30/2022	$8,469	$9,848	$10,323	$11,275
10/31/2022	$9,049	$10,483	$10,990	$11,881
11/30/2022	$10,133	$11,636	$12,200	$13,220
12/31/2022	$9,997	$11,783	$12,360	$13,230
1/31/2023	$10,846	$12,692	$13,316	$14,302
2/28/2023	$10,638	$12,514	$13,132	$14,003
3/31/2023	$10,698	$12,482	$13,118	$14,350
4/30/2023	$11,012	$12,884	$13,556	$14,755
5/31/2023	$10,369	$12,190	$12,854	$14,131
6/30/2023	$10,929	$12,876	$13,582	$14,774
7/31/2023	$11,352	$13,461	$14,202	$15,252
8/31/2023	$10,959	$13,062	$13,783	$14,668
9/30/2023	$10,700	$12,951	$13,674	$14,167
10/31/2023	$10,245	$12,382	$13,074	$13,592
11/30/2023	$11,048	$13,363	$14,114	$14,854
12/31/2023	$11,442	$14,016	$14,806	$15,643
1/31/2024	$11,366	$14,006	$14,798	$15,733
2/29/2024	$11,594	$14,032	$14,828	$16,021
3/31/2024	$12,107	$14,644	$15,502	$16,548
4/30/2024	$11,970	$14,494	$15,362	$16,124
5/31/2024	$12,612	$15,065	$15,997	$16,749
6/30/2024	$12,220	$14,645	$15,558	$16,479
7/31/2024	$12,796	$15,332	$16,290	$16,962
8/31/2024	$13,044	$15,724	$16,709	$17,514
9/30/2024	$13,096	$15,948	$16,955	$17,675
10/31/2024	$12,472	$15,199	$16,162	$16,714

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class C at NAV	21.74%	5.42%	2.23%
Class C with sales charge	20.74%	5.42%	2.23%
MSCI EAFE Value Index with Net Dividends	22.75%	6.47%	4.28%
MSCI EAFE Value Index with the Gross Dividends	23.62%	7.17%	4.92%
MSCI EAFE Net IndexFootnote Reference*	22.97%	6.24%	5.27%
Footnote	Description
Footnote*	The Fund has adopted the MSCI EAFE Net Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of October 31, 2024)

Total Net Assets	$406,478,555
# of Portfolio Holdings	72
Portfolio Turnover Rate	54%
Total Advisory Fees Paid	$2,052,191

What did the Fund invest in?

(as of October 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	3.85%
Consumer Discretionary	4.76%
Consumer Staples	8.71%
Energy	7.10%
Financials	27.63%
Health Care	10.35%
Industrials	12.96%
Information Technology	3.44%
Materials	8.10%
Real Estate	3.11%
Utilities	6.92%
Repurchase Agreements	2.93%
Money Market FundsFootnote Reference(a)	0.12%
Time DepositsFootnote Reference(a)	0.02%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class C

LIDCX

Lord Abbett International Value Fund

Annual Shareholder Report

October 31, 2024

lordabbett.com/FundDocuments

TSR-A-2119-C

12/24

Class F

LIDFX

Lord Abbett International Value Fund

Annual Shareholder Report

October 31, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett International Value Fund for the period of November 1, 2023 to October 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$91	0.82%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Fund returned 22.65%, reflecting performance at the net asset value (NAV) of Class F shares, compared to the 22.75% of a securities market index with investment characteristics similar to those of the Fund, the MSCI EAFE Value Index with Net Dividends. The Fund's broad-based securities market index, the MSCI EAFE Net Index, returned 22.97% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy, leading the market to adjust its expectations of future interest rate cuts by global central banks. In Europe, gross domestic product notched its sixth consecutive positive reading, expanding by 0.2% in the second quarter. Additionally, the European Central Bank lowered interest rates by 25 basis points in June, September, and October, in line with expectations. Against this backdrop, global equity markets delivered strong returns.

Top contributors to performance: Security selection within the Industrials sector contributed to relative performance, led by an overweight allocation to Sanwa Holdings Corporation. Security selection within the Energy sector also contributed to relative performance, led by an overweight allocation to Pembina Pipeline Corporation.

Top detractors from performance: Security selection within the Financials sector detracted from relative performance, led by an overweight allocation to Man Group PLC. Security selection within the Information Technology sector also detracted from relative performance, led by an overweight allocation to SUMCO Corporation.

Fund Performance

Total Return Based on $10,000 Investment

	Class F	MSCI EAFE Value Index with Net Dividends	MSCI EAFE Value Index with the Gross Dividends	MSCI EAFE Net Index
10/31/2014	$10,000	$10,000	$10,000	$10,000
11/30/2014	$10,091	$10,057	$10,058	$10,136
12/31/2014	$9,650	$9,711	$9,715	$9,785
1/31/2015	$9,540	$9,684	$9,689	$9,833
2/28/2015	$9,966	$10,291	$10,297	$10,421
3/31/2015	$9,659	$10,089	$10,103	$10,262
4/30/2015	$10,236	$10,535	$10,559	$10,681
5/31/2015	$9,966	$10,433	$10,472	$10,627
6/30/2015	$9,657	$10,110	$10,152	$10,325
7/31/2015	$9,383	$10,286	$10,329	$10,540
8/31/2015	$8,612	$9,513	$9,554	$9,765
9/30/2015	$8,359	$8,920	$8,963	$9,269
10/31/2015	$8,835	$9,577	$9,624	$9,993
11/30/2015	$8,722	$9,339	$9,386	$9,838
12/31/2015	$8,532	$9,159	$9,207	$9,705
1/31/2016	$8,180	$8,414	$8,460	$9,003
2/29/2016	$7,954	$8,251	$8,299	$8,838
3/31/2016	$8,563	$8,796	$8,854	$9,414
4/30/2016	$8,703	$9,143	$9,215	$9,686
5/31/2016	$8,550	$8,997	$9,083	$9,598
6/30/2016	$8,530	$8,551	$8,638	$9,276
7/31/2016	$8,775	$9,000	$9,093	$9,746
8/31/2016	$8,801	$9,146	$9,241	$9,753
9/30/2016	$8,935	$9,234	$9,337	$9,873
10/31/2016	$8,727	$9,255	$9,359	$9,671
11/30/2016	$8,572	$9,198	$9,303	$9,478
12/31/2016	$8,761	$9,619	$9,730	$9,802
1/31/2017	$8,957	$9,856	$9,971	$10,087
2/28/2017	$9,036	$9,924	$10,041	$10,231
3/31/2017	$9,279	$10,201	$10,335	$10,513
4/30/2017	$9,410	$10,415	$10,559	$10,780
5/31/2017	$9,701	$10,656	$10,822	$11,176
6/30/2017	$9,722	$10,689	$10,859	$11,156
7/31/2017	$10,096	$11,046	$11,223	$11,478
8/31/2017	$10,149	$10,977	$11,155	$11,473
9/30/2017	$10,268	$11,316	$11,505	$11,759
10/31/2017	$10,295	$11,403	$11,595	$11,937
11/30/2017	$10,403	$11,506	$11,700	$12,063
12/31/2017	$10,661	$11,682	$11,882	$12,256
1/31/2018	$11,255	$12,313	$12,525	$12,871
2/28/2018	$10,634	$11,728	$11,933	$12,290
3/31/2018	$10,543	$11,445	$11,660	$12,069
4/30/2018	$10,611	$11,798	$12,032	$12,344
5/31/2018	$10,299	$11,286	$11,530	$12,067
6/30/2018	$10,037	$11,143	$11,388	$11,919
7/31/2018	$10,326	$11,463	$11,716	$12,213
8/31/2018	$9,996	$11,046	$11,292	$11,977
9/30/2018	$10,131	$11,275	$11,532	$12,081
10/31/2018	$9,382	$10,526	$10,767	$11,119
11/30/2018	$9,382	$10,467	$10,709	$11,105
12/31/2018	$8,982	$9,956	$10,189	$10,566
1/31/2019	$9,553	$10,622	$10,872	$11,260
2/28/2019	$9,664	$10,799	$11,054	$11,548
3/31/2019	$9,635	$10,744	$11,011	$11,620
4/30/2019	$9,888	$10,994	$11,277	$11,947
5/31/2019	$9,271	$10,358	$10,647	$11,373
6/30/2019	$9,847	$10,909	$11,219	$12,048
7/31/2019	$9,633	$10,664	$10,968	$11,895
8/31/2019	$9,419	$10,226	$10,520	$11,587
9/30/2019	$9,727	$10,720	$11,035	$11,919
10/31/2019	$10,042	$11,106	$11,434	$12,347
11/30/2019	$10,142	$11,150	$11,482	$12,486
12/31/2019	$10,566	$11,557	$11,904	$12,892
1/31/2020	$10,206	$11,139	$11,475	$12,623
2/29/2020	$9,371	$10,085	$10,391	$11,482
3/31/2020	$7,605	$8,298	$8,561	$9,949
4/30/2020	$8,139	$8,743	$9,026	$10,592
5/31/2020	$8,427	$9,009	$9,309	$11,053
6/30/2020	$8,827	$9,330	$9,646	$11,430
7/31/2020	$9,001	$9,348	$9,667	$11,696
8/31/2020	$9,467	$9,895	$10,235	$12,297
9/30/2020	$9,175	$9,441	$9,772	$11,978
10/31/2020	$8,868	$9,061	$9,379	$11,500
11/30/2020	$10,419	$10,776	$11,157	$13,282
12/31/2020	$11,005	$11,254	$11,653	$13,900
1/31/2021	$10,739	$11,166	$11,564	$13,752
2/28/2021	$11,375	$11,698	$12,118	$14,060
3/31/2021	$11,797	$12,092	$12,539	$14,383
4/30/2021	$12,063	$12,322	$12,789	$14,816
5/31/2021	$12,507	$12,749	$13,248	$15,299
6/30/2021	$12,097	$12,455	$12,947	$15,127
7/31/2021	$12,052	$12,425	$12,918	$15,241
8/31/2021	$12,187	$12,566	$13,066	$15,510
9/30/2021	$11,768	$12,335	$12,843	$15,060
10/31/2021	$12,130	$12,532	$13,053	$15,430
11/30/2021	$11,452	$11,778	$12,270	$14,712
12/31/2021	$12,086	$12,479	$13,003	$15,465
1/31/2022	$12,269	$12,609	$13,140	$14,718
2/28/2022	$11,949	$12,438	$12,964	$14,458
3/31/2022	$11,899	$12,521	$13,069	$14,551
4/30/2022	$11,284	$11,888	$12,420	$13,609
5/31/2022	$11,607	$12,180	$12,752	$13,711
6/30/2022	$10,557	$10,967	$11,486	$12,439
7/31/2022	$10,777	$11,196	$11,727	$13,059
8/31/2022	$10,134	$10,818	$11,333	$12,439
9/30/2022	$9,138	$9,848	$10,323	$11,275
10/31/2022	$9,771	$10,483	$10,990	$11,881
11/30/2022	$10,941	$11,636	$12,200	$13,220
12/31/2022	$10,805	$11,783	$12,360	$13,230
1/31/2023	$11,726	$12,692	$13,316	$14,302
2/28/2023	$11,520	$12,514	$13,132	$14,003
3/31/2023	$11,581	$12,482	$13,118	$14,350
4/30/2023	$11,933	$12,884	$13,556	$14,755
5/31/2023	$11,262	$12,190	$12,854	$14,131
6/30/2023	$11,874	$12,876	$13,582	$14,774
7/31/2023	$12,328	$13,461	$14,202	$15,252
8/31/2023	$11,923	$13,062	$13,783	$14,668
9/30/2023	$11,658	$12,951	$13,674	$14,167
10/31/2023	$11,170	$12,382	$13,074	$13,592
11/30/2023	$12,032	$13,363	$14,114	$14,854
12/31/2023	$12,482	$14,016	$14,806	$15,643
1/31/2024	$12,400	$14,006	$14,798	$15,733
2/29/2024	$12,662	$14,032	$14,828	$16,021
3/31/2024	$13,243	$14,644	$15,502	$16,548
4/30/2024	$13,095	$14,494	$15,362	$16,124
5/31/2024	$13,804	$15,065	$15,997	$16,749
6/30/2024	$13,382	$14,645	$15,558	$16,479
7/31/2024	$14,036	$15,332	$16,290	$16,962
8/31/2024	$14,322	$15,724	$16,709	$17,514
9/30/2024	$14,376	$15,948	$16,955	$17,675
10/31/2024	$13,701	$15,199	$16,162	$16,714

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class F at NAV	22.65%	6.41%	3.20%
MSCI EAFE Value Index with Net Dividends	22.75%	6.47%	4.28%
MSCI EAFE Value Index with the Gross Dividends	23.62%	7.17%	4.92%
MSCI EAFE Net IndexFootnote Reference*	22.97%	6.24%	5.27%
Footnote	Description
Footnote*	The Fund has adopted the MSCI EAFE Net Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of October 31, 2024)

Total Net Assets	$406,478,555
# of Portfolio Holdings	72
Portfolio Turnover Rate	54%
Total Advisory Fees Paid	$2,052,191

What did the Fund invest in?

(as of October 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	3.85%
Consumer Discretionary	4.76%
Consumer Staples	8.71%
Energy	7.10%
Financials	27.63%
Health Care	10.35%
Industrials	12.96%
Information Technology	3.44%
Materials	8.10%
Real Estate	3.11%
Utilities	6.92%
Repurchase Agreements	2.93%
Money Market FundsFootnote Reference(a)	0.12%
Time DepositsFootnote Reference(a)	0.02%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class F

LIDFX

Lord Abbett International Value Fund

Annual Shareholder Report

October 31, 2024

lordabbett.com/FundDocuments

TSR-A-2121-F

12/24

Class F3

LIDOX

Lord Abbett International Value Fund

Annual Shareholder Report

October 31, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett International Value Fund for the period of November 1, 2023 to October 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$71	0.64%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Fund returned 23.07%, reflecting performance at the net asset value (NAV) of Class F3 shares, compared to the 22.75% of a securities market index with investment characteristics similar to those of the Fund, the MSCI EAFE Value Index with Net Dividends. The Fund's broad-based securities market index, the MSCI EAFE Net Index, returned 22.97% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy, leading the market to adjust its expectations of future interest rate cuts by global central banks. In Europe, gross domestic product notched its sixth consecutive positive reading, expanding by 0.2% in the second quarter. Additionally, the European Central Bank lowered interest rates by 25 basis points in June, September, and October, in line with expectations. Against this backdrop, global equity markets delivered strong returns.

Top contributors to performance: Security selection within the Industrials sector contributed to relative performance, led by an overweight allocation to Sanwa Holdings Corporation. Security selection within the Energy sector also contributed to relative performance, led by an overweight allocation to Pembina Pipeline Corporation.

Top detractors from performance: Security selection within the Financials sector detracted from relative performance, led by an overweight allocation to Man Group PLC. Security selection within the Information Technology sector also detracted from relative performance, led by an overweight allocation to SUMCO Corporation.

Fund Performance

Total Return Based on $10,000 Investment

	Class F3	MSCI EAFE Value Index with Net Dividends	MSCI EAFE Value Index with the Gross Dividends	MSCI EAFE Net Index
4/4/2017	$10,000	$10,000	$10,000	$10,000
4/30/2017	$10,156	$10,281	$10,287	$10,290
5/31/2017	$10,484	$10,519	$10,544	$10,668
6/30/2017	$10,495	$10,551	$10,580	$10,649
7/31/2017	$10,898	$10,904	$10,935	$10,956
8/31/2017	$10,970	$10,836	$10,868	$10,952
9/30/2017	$11,101	$11,170	$11,209	$11,225
10/31/2017	$11,116	$11,256	$11,297	$11,395
11/30/2017	$11,246	$11,357	$11,400	$11,515
12/31/2017	$11,514	$11,531	$11,577	$11,700
1/31/2018	$12,154	$12,154	$12,204	$12,287
2/28/2018	$11,485	$11,577	$11,626	$11,732
3/31/2018	$11,404	$11,298	$11,361	$11,521
4/30/2018	$11,477	$11,646	$11,723	$11,784
5/31/2018	$11,140	$11,141	$11,234	$11,519
6/30/2018	$10,846	$11,000	$11,096	$11,378
7/31/2018	$11,158	$11,315	$11,416	$11,658
8/31/2018	$10,816	$10,904	$11,002	$11,433
9/30/2018	$10,966	$11,129	$11,236	$11,532
10/31/2018	$10,142	$10,390	$10,491	$10,614
11/30/2018	$10,142	$10,332	$10,434	$10,601
12/31/2018	$9,713	$9,827	$9,927	$10,086
1/31/2019	$10,330	$10,485	$10,593	$10,749
2/28/2019	$10,450	$10,659	$10,770	$11,023
3/31/2019	$10,422	$10,605	$10,729	$11,093
4/30/2019	$10,694	$10,852	$10,988	$11,405
5/31/2019	$10,028	$10,224	$10,374	$10,857
6/30/2019	$10,653	$10,769	$10,931	$11,501
7/31/2019	$10,422	$10,527	$10,687	$11,355
8/31/2019	$10,191	$10,094	$10,249	$11,061
9/30/2019	$10,527	$10,581	$10,752	$11,378
10/31/2019	$10,867	$10,963	$11,141	$11,786
11/30/2019	$10,975	$11,006	$11,187	$11,919
12/31/2019	$11,451	$11,408	$11,598	$12,307
1/31/2020	$11,047	$10,996	$11,180	$12,050
2/29/2020	$10,145	$9,955	$10,124	$10,960
3/31/2020	$8,238	$8,191	$8,341	$9,498
4/30/2020	$8,816	$8,630	$8,795	$10,111
5/31/2020	$9,128	$8,892	$9,070	$10,551
6/30/2020	$9,562	$9,209	$9,398	$10,911
7/31/2020	$9,751	$9,227	$9,419	$11,165
8/31/2020	$10,270	$9,767	$9,972	$11,739
9/30/2020	$9,942	$9,319	$9,521	$11,434
10/31/2020	$9,610	$8,944	$9,138	$10,977
11/30/2020	$11,288	$10,637	$10,870	$12,679
12/31/2020	$11,925	$11,109	$11,354	$13,269
1/31/2021	$11,637	$11,022	$11,267	$13,127
2/28/2021	$12,325	$11,547	$11,807	$13,422
3/31/2021	$12,784	$11,936	$12,217	$13,730
4/30/2021	$13,089	$12,164	$12,461	$14,143
5/31/2021	$13,553	$12,585	$12,908	$14,605
6/30/2021	$13,113	$12,295	$12,615	$14,440
7/31/2021	$13,065	$12,265	$12,586	$14,549
8/31/2021	$13,227	$12,404	$12,730	$14,806
9/30/2021	$12,777	$12,176	$12,513	$14,376
10/31/2021	$13,152	$12,370	$12,718	$14,729
11/30/2021	$12,434	$11,626	$11,955	$14,044
12/31/2021	$13,125	$12,319	$12,669	$14,763
1/31/2022	$13,324	$12,447	$12,803	$14,050
2/28/2022	$12,976	$12,278	$12,631	$13,801
3/31/2022	$12,926	$12,360	$12,733	$13,890
4/30/2022	$12,260	$11,734	$12,102	$12,991
5/31/2022	$12,593	$12,023	$12,425	$13,089
6/30/2022	$11,460	$10,826	$11,191	$11,874
7/31/2022	$11,715	$11,052	$11,426	$12,466
8/31/2022	$11,001	$10,679	$11,042	$11,874
9/30/2022	$9,926	$9,721	$10,058	$10,763
10/31/2022	$10,611	$10,348	$10,708	$11,342
11/30/2022	$11,897	$11,486	$11,887	$12,619
12/31/2022	$11,737	$11,631	$12,042	$12,630
1/31/2023	$12,753	$12,529	$12,975	$13,652
2/28/2023	$12,512	$12,353	$12,795	$13,367
3/31/2023	$12,583	$12,321	$12,781	$13,699
4/30/2023	$12,964	$12,718	$13,208	$14,085
5/31/2023	$12,237	$12,033	$12,523	$13,489
6/30/2023	$12,904	$12,710	$13,233	$14,103
7/31/2023	$13,414	$13,288	$13,838	$14,560
8/31/2023	$12,957	$12,894	$13,429	$14,002
9/30/2023	$12,672	$12,784	$13,323	$13,523
10/31/2023	$12,142	$12,222	$12,739	$12,975
11/30/2023	$13,096	$13,190	$13,751	$14,180
12/31/2023	$13,588	$13,835	$14,426	$14,933
1/31/2024	$13,499	$13,826	$14,418	$15,019
2/29/2024	$13,785	$13,851	$14,447	$15,294
3/31/2024	$14,420	$14,455	$15,104	$15,797
4/30/2024	$14,259	$14,307	$14,968	$15,392
5/31/2024	$15,048	$14,871	$15,586	$15,988
6/30/2024	$14,574	$14,457	$15,158	$15,730
7/31/2024	$15,286	$15,134	$15,872	$16,192
8/31/2024	$15,597	$15,522	$16,280	$16,718
9/30/2024	$15,660	$15,742	$16,520	$16,873
10/31/2024	$14,944	$15,003	$15,747	$15,955

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 4/4/17
Class F3 at NAV	23.07%	6.58%	5.45%
MSCI EAFE Value Index with Net Dividends	22.75%	6.47%	5.50%
MSCI EAFE Value Index with the Gross Dividends	23.62%	7.17%	6.18%
MSCI EAFE Net IndexFootnote Reference*	22.97%	6.24%	6.36%
Footnote	Description
Footnote*	The Fund has adopted the MSCI EAFE Net Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of October 31, 2024)

Total Net Assets	$406,478,555
# of Portfolio Holdings	72
Portfolio Turnover Rate	54%
Total Advisory Fees Paid	$2,052,191

What did the Fund invest in?

(as of October 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	3.85%
Consumer Discretionary	4.76%
Consumer Staples	8.71%
Energy	7.10%
Financials	27.63%
Health Care	10.35%
Industrials	12.96%
Information Technology	3.44%
Materials	8.10%
Real Estate	3.11%
Utilities	6.92%
Repurchase Agreements	2.93%
Money Market FundsFootnote Reference(a)	0.12%
Time DepositsFootnote Reference(a)	0.02%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class F3

LIDOX

Lord Abbett International Value Fund

Annual Shareholder Report

October 31, 2024

lordabbett.com/FundDocuments

TSR-A-8976-F3

12/24

Class I

LAIDX

Lord Abbett International Value Fund

Annual Shareholder Report

October 31, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett International Value Fund for the period of November 1, 2023 to October 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$80	0.72%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Fund returned 22.92%, reflecting performance at the net asset value (NAV) of Class I shares, compared to the 22.75% of a securities market index with investment characteristics similar to those of the Fund, the MSCI EAFE Value Index with Net Dividends. The Fund's broad-based securities market index, the MSCI EAFE Net Index, returned 22.97% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy, leading the market to adjust its expectations of future interest rate cuts by global central banks. In Europe, gross domestic product notched its sixth consecutive positive reading, expanding by 0.2% in the second quarter. Additionally, the European Central Bank lowered interest rates by 25 basis points in June, September, and October, in line with expectations. Against this backdrop, global equity markets delivered strong returns.

Top contributors to performance: Security selection within the Industrials sector contributed to relative performance, led by an overweight allocation to Sanwa Holdings Corporation. Security selection within the Energy sector also contributed to relative performance, led by an overweight allocation to Pembina Pipeline Corporation.

Top detractors from performance: Security selection within the Financials sector detracted from relative performance, led by an overweight allocation to Man Group PLC. Security selection within the Information Technology sector also detracted from relative performance, led by an overweight allocation to SUMCO Corporation.

Fund Performance

Total Return Based on $10,000 Investment

	Class I	MSCI EAFE Value Index with Net Dividends	MSCI EAFE Value Index with the Gross Dividends	MSCI EAFE Net Index
10/31/2014	$10,000	$10,000	$10,000	$10,000
11/30/2014	$10,091	$10,057	$10,058	$10,136
12/31/2014	$9,654	$9,711	$9,715	$9,785
1/31/2015	$9,532	$9,684	$9,689	$9,833
2/28/2015	$9,970	$10,291	$10,297	$10,421
3/31/2015	$9,665	$10,089	$10,103	$10,262
4/30/2015	$10,241	$10,535	$10,559	$10,681
5/31/2015	$9,971	$10,433	$10,472	$10,627
6/30/2015	$9,666	$10,110	$10,152	$10,325
7/31/2015	$9,392	$10,286	$10,329	$10,540
8/31/2015	$8,622	$9,513	$9,554	$9,765
9/30/2015	$8,360	$8,920	$8,963	$9,269
10/31/2015	$8,848	$9,577	$9,624	$9,993
11/30/2015	$8,723	$9,339	$9,386	$9,838
12/31/2015	$8,549	$9,159	$9,207	$9,705
1/31/2016	$8,184	$8,414	$8,460	$9,003
2/29/2016	$7,970	$8,251	$8,299	$8,838
3/31/2016	$8,581	$8,796	$8,854	$9,414
4/30/2016	$8,721	$9,143	$9,215	$9,686
5/31/2016	$8,569	$8,997	$9,083	$9,598
6/30/2016	$8,537	$8,551	$8,638	$9,276
7/31/2016	$8,795	$9,000	$9,093	$9,746
8/31/2016	$8,821	$9,146	$9,241	$9,753
9/30/2016	$8,958	$9,234	$9,337	$9,873
10/31/2016	$8,750	$9,255	$9,359	$9,671
11/30/2016	$8,595	$9,198	$9,303	$9,478
12/31/2016	$8,786	$9,619	$9,730	$9,802
1/31/2017	$8,969	$9,856	$9,971	$10,087
2/28/2017	$9,061	$9,924	$10,041	$10,231
3/31/2017	$9,306	$10,201	$10,335	$10,513
4/30/2017	$9,438	$10,415	$10,559	$10,780
5/31/2017	$9,728	$10,656	$10,822	$11,176
6/30/2017	$9,751	$10,689	$10,859	$11,156
7/31/2017	$10,125	$11,046	$11,223	$11,478
8/31/2017	$10,179	$10,977	$11,155	$11,473
9/30/2017	$10,301	$11,316	$11,505	$11,759
10/31/2017	$10,328	$11,403	$11,595	$11,937
11/30/2017	$10,435	$11,506	$11,700	$12,063
12/31/2017	$10,697	$11,682	$11,882	$12,256
1/31/2018	$11,291	$12,313	$12,525	$12,871
2/28/2018	$10,670	$11,728	$11,933	$12,290
3/31/2018	$10,581	$11,445	$11,660	$12,069
4/30/2018	$10,649	$11,798	$12,032	$12,344
5/31/2018	$10,336	$11,286	$11,530	$12,067
6/30/2018	$10,077	$11,143	$11,388	$11,919
7/31/2018	$10,366	$11,463	$11,716	$12,213
8/31/2018	$10,036	$11,046	$11,292	$11,977
9/30/2018	$10,174	$11,275	$11,532	$12,081
10/31/2018	$9,410	$10,526	$10,767	$11,119
11/30/2018	$9,410	$10,467	$10,709	$11,105
12/31/2018	$9,011	$9,956	$10,189	$10,566
1/31/2019	$9,597	$10,622	$10,872	$11,260
2/28/2019	$9,695	$10,799	$11,054	$11,548
3/31/2019	$9,683	$10,744	$11,011	$11,620
4/30/2019	$9,936	$10,994	$11,277	$11,947
5/31/2019	$9,317	$10,358	$10,647	$11,373
6/30/2019	$9,897	$10,909	$11,219	$12,048
7/31/2019	$9,683	$10,664	$10,968	$11,895
8/31/2019	$9,468	$10,226	$10,520	$11,587
9/30/2019	$9,765	$10,720	$11,035	$11,919
10/31/2019	$10,096	$11,106	$11,434	$12,347
11/30/2019	$10,182	$11,150	$11,482	$12,486
12/31/2019	$10,623	$11,557	$11,904	$12,892
1/31/2020	$10,262	$11,139	$11,475	$12,623
2/29/2020	$9,425	$10,085	$10,391	$11,482
3/31/2020	$7,642	$8,298	$8,561	$9,949
4/30/2020	$8,192	$8,743	$9,026	$10,592
5/31/2020	$8,467	$9,009	$9,309	$11,053
6/30/2020	$8,885	$9,330	$9,646	$11,430
7/31/2020	$9,060	$9,348	$9,667	$11,696
8/31/2020	$9,527	$9,895	$10,235	$12,297
9/30/2020	$9,222	$9,441	$9,772	$11,978
10/31/2020	$8,914	$9,061	$9,379	$11,500
11/30/2020	$10,485	$10,776	$11,157	$13,282
12/31/2020	$11,076	$11,254	$11,653	$13,900
1/31/2021	$10,809	$11,166	$11,564	$13,752
2/28/2021	$11,447	$11,698	$12,118	$14,060
3/31/2021	$11,873	$12,092	$12,539	$14,383
4/30/2021	$12,141	$12,322	$12,789	$14,816
5/31/2021	$12,586	$12,749	$13,248	$15,299
6/30/2021	$12,178	$12,455	$12,947	$15,127
7/31/2021	$12,133	$12,425	$12,918	$15,241
8/31/2021	$12,268	$12,566	$13,066	$15,510
9/30/2021	$11,851	$12,335	$12,843	$15,060
10/31/2021	$12,199	$12,532	$13,053	$15,430
11/30/2021	$11,533	$11,778	$12,270	$14,712
12/31/2021	$12,173	$12,479	$13,003	$15,465
1/31/2022	$12,358	$12,609	$13,140	$14,718
2/28/2022	$12,035	$12,438	$12,964	$14,458
3/31/2022	$11,988	$12,521	$13,069	$14,551
4/30/2022	$11,371	$11,888	$12,420	$13,609
5/31/2022	$11,695	$12,180	$12,752	$13,711
6/30/2022	$10,628	$10,967	$11,486	$12,439
7/31/2022	$10,865	$11,196	$11,727	$13,059
8/31/2022	$10,219	$10,818	$11,333	$12,439
9/30/2022	$9,205	$9,848	$10,323	$11,275
10/31/2022	$9,841	$10,483	$10,990	$11,881
11/30/2022	$11,033	$11,636	$12,200	$13,220
12/31/2022	$10,884	$11,783	$12,360	$13,230
1/31/2023	$11,827	$12,692	$13,316	$14,302
2/28/2023	$11,603	$12,514	$13,132	$14,003
3/31/2023	$11,685	$12,482	$13,118	$14,350
4/30/2023	$12,038	$12,884	$13,556	$14,755
5/31/2023	$11,347	$12,190	$12,854	$14,131
6/30/2023	$11,967	$12,876	$13,582	$14,774
7/31/2023	$12,439	$13,461	$14,202	$15,252
8/31/2023	$12,015	$13,062	$13,783	$14,668
9/30/2023	$11,752	$12,951	$13,674	$14,167
10/31/2023	$11,260	$12,382	$13,074	$13,592
11/30/2023	$12,145	$13,363	$14,114	$14,854
12/31/2023	$12,584	$14,016	$14,806	$15,643
1/31/2024	$12,518	$14,006	$14,798	$15,733
2/29/2024	$12,783	$14,032	$14,828	$16,021
3/31/2024	$13,372	$14,644	$15,502	$16,548
4/30/2024	$13,223	$14,494	$15,362	$16,124
5/31/2024	$13,938	$15,065	$15,997	$16,749
6/30/2024	$13,516	$14,645	$15,558	$16,479
7/31/2024	$14,159	$15,332	$16,290	$16,962
8/31/2024	$14,447	$15,724	$16,709	$17,514
9/30/2024	$14,522	$15,948	$16,955	$17,675
10/31/2024	$13,841	$15,199	$16,162	$16,714

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class I at NAV	22.92%	6.51%	3.30%
MSCI EAFE Value Index with Net Dividends	22.75%	6.47%	4.28%
MSCI EAFE Value Index with the Gross Dividends	23.62%	7.17%	4.92%
MSCI EAFE Net IndexFootnote Reference*	22.97%	6.24%	5.27%
Footnote	Description
Footnote*	The Fund has adopted the MSCI EAFE Net Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of October 31, 2024)

Total Net Assets	$406,478,555
# of Portfolio Holdings	72
Portfolio Turnover Rate	54%
Total Advisory Fees Paid	$2,052,191

What did the Fund invest in?

(as of October 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	3.85%
Consumer Discretionary	4.76%
Consumer Staples	8.71%
Energy	7.10%
Financials	27.63%
Health Care	10.35%
Industrials	12.96%
Information Technology	3.44%
Materials	8.10%
Real Estate	3.11%
Utilities	6.92%
Repurchase Agreements	2.93%
Money Market FundsFootnote Reference(a)	0.12%
Time DepositsFootnote Reference(a)	0.02%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class I

LAIDX

Lord Abbett International Value Fund

Annual Shareholder Report

October 31, 2024

lordabbett.com/FundDocuments

TSR-A-2120-I

12/24

Class R2

LIDRX

Lord Abbett International Value Fund

Annual Shareholder Report

October 31, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett International Value Fund for the period of November 1, 2023 to October 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R2	$145	1.31%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Fund returned 22.09%, reflecting performance at the net asset value (NAV) of Class R2 shares, compared to the 22.75% of a securities market index with investment characteristics similar to those of the Fund, the MSCI EAFE Value Index with Net Dividends. The Fund's broad-based securities market index, the MSCI EAFE Net Index, returned 22.97% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy, leading the market to adjust its expectations of future interest rate cuts by global central banks. In Europe, gross domestic product notched its sixth consecutive positive reading, expanding by 0.2% in the second quarter. Additionally, the European Central Bank lowered interest rates by 25 basis points in June, September, and October, in line with expectations. Against this backdrop, global equity markets delivered strong returns.

Top contributors to performance: Security selection within the Industrials sector contributed to relative performance, led by an overweight allocation to Sanwa Holdings Corporation. Security selection within the Energy sector also contributed to relative performance, led by an overweight allocation to Pembina Pipeline Corporation.

Top detractors from performance: Security selection within the Financials sector detracted from relative performance, led by an overweight allocation to Man Group PLC. Security selection within the Information Technology sector also detracted from relative performance, led by an overweight allocation to SUMCO Corporation.

Fund Performance

Total Return Based on $10,000 Investment

	Class R2	MSCI EAFE Value Index with Net Dividends	MSCI EAFE Value Index with the Gross Dividends	MSCI EAFE Net Index
10/31/2014	$10,000	$10,000	$10,000	$10,000
11/30/2014	$10,078	$10,057	$10,058	$10,136
12/31/2014	$9,633	$9,711	$9,715	$9,785
1/31/2015	$9,526	$9,684	$9,689	$9,833
2/28/2015	$9,943	$10,291	$10,297	$10,421
3/31/2015	$9,630	$10,089	$10,103	$10,262
4/30/2015	$10,207	$10,535	$10,559	$10,681
5/31/2015	$9,930	$10,433	$10,472	$10,627
6/30/2015	$9,627	$10,110	$10,152	$10,325
7/31/2015	$9,347	$10,286	$10,329	$10,540
8/31/2015	$8,580	$9,513	$9,554	$9,765
9/30/2015	$8,311	$8,920	$8,963	$9,269
10/31/2015	$8,787	$9,577	$9,624	$9,993
11/30/2015	$8,665	$9,339	$9,386	$9,838
12/31/2015	$8,481	$9,159	$9,207	$9,705
1/31/2016	$8,113	$8,414	$8,460	$9,003
2/29/2016	$7,892	$8,251	$8,299	$8,838
3/31/2016	$8,489	$8,796	$8,854	$9,414
4/30/2016	$8,637	$9,143	$9,215	$9,686
5/31/2016	$8,476	$8,997	$9,083	$9,598
6/30/2016	$8,443	$8,551	$8,638	$9,276
7/31/2016	$8,694	$9,000	$9,093	$9,746
8/31/2016	$8,719	$9,146	$9,241	$9,753
9/30/2016	$8,839	$9,234	$9,337	$9,873
10/31/2016	$8,638	$9,255	$9,359	$9,671
11/30/2016	$8,474	$9,198	$9,303	$9,478
12/31/2016	$8,659	$9,619	$9,730	$9,802
1/31/2017	$8,836	$9,856	$9,971	$10,087
2/28/2017	$8,925	$9,924	$10,041	$10,231
3/31/2017	$9,162	$10,201	$10,335	$10,513
4/30/2017	$9,277	$10,415	$10,559	$10,780
5/31/2017	$9,558	$10,656	$10,822	$11,176
6/30/2017	$9,580	$10,689	$10,859	$11,156
7/31/2017	$9,941	$11,046	$11,223	$11,478
8/31/2017	$9,993	$10,977	$11,155	$11,473
9/30/2017	$10,107	$11,316	$11,505	$11,759
10/31/2017	$10,120	$11,403	$11,595	$11,937
11/30/2017	$10,224	$11,506	$11,700	$12,063
12/31/2017	$10,472	$11,682	$11,882	$12,256
1/31/2018	$11,044	$12,313	$12,525	$12,871
2/28/2018	$10,433	$11,728	$11,933	$12,290
3/31/2018	$10,345	$11,445	$11,660	$12,069
4/30/2018	$10,410	$11,798	$12,032	$12,344
5/31/2018	$10,096	$11,286	$11,530	$12,067
6/30/2018	$9,832	$11,143	$11,388	$11,919
7/31/2018	$10,109	$11,463	$11,716	$12,213
8/31/2018	$9,779	$11,046	$11,292	$11,977
9/30/2018	$9,910	$11,275	$11,532	$12,081
10/31/2018	$9,165	$10,526	$10,767	$11,119
11/30/2018	$9,165	$10,467	$10,709	$11,105
12/31/2018	$8,769	$9,956	$10,189	$10,566
1/31/2019	$9,317	$10,622	$10,872	$11,260
2/28/2019	$9,423	$10,799	$11,054	$11,548
3/31/2019	$9,398	$10,744	$11,011	$11,620
4/30/2019	$9,639	$10,994	$11,277	$11,947
5/31/2019	$9,035	$10,358	$10,647	$11,373
6/30/2019	$9,589	$10,909	$11,219	$12,048
7/31/2019	$9,385	$10,664	$10,968	$11,895
8/31/2019	$9,167	$10,226	$10,520	$11,587
9/30/2019	$9,450	$10,720	$11,035	$11,919
10/31/2019	$9,764	$11,106	$11,434	$12,347
11/30/2019	$9,832	$11,150	$11,482	$12,486
12/31/2019	$10,256	$11,557	$11,904	$12,892
1/31/2020	$9,887	$11,139	$11,475	$12,623
2/29/2020	$9,080	$10,085	$10,391	$11,482
3/31/2020	$7,357	$8,298	$8,561	$9,949
4/30/2020	$7,877	$8,743	$9,026	$10,592
5/31/2020	$8,150	$9,009	$9,309	$11,053
6/30/2020	$8,532	$9,330	$9,646	$11,430
7/31/2020	$8,697	$9,348	$9,667	$11,696
8/31/2020	$9,151	$9,895	$10,235	$12,297
9/30/2020	$8,851	$9,441	$9,772	$11,978
10/31/2020	$8,547	$9,061	$9,379	$11,500
11/30/2020	$10,040	$10,776	$11,157	$13,282
12/31/2020	$10,610	$11,254	$11,653	$13,900
1/31/2021	$10,345	$11,166	$11,564	$13,752
2/28/2021	$10,958	$11,698	$12,118	$14,060
3/31/2021	$11,356	$12,092	$12,539	$14,383
4/30/2021	$11,607	$12,322	$12,789	$14,816
5/31/2021	$12,025	$12,749	$13,248	$15,299
6/30/2021	$11,624	$12,455	$12,947	$15,127
7/31/2021	$11,568	$12,425	$12,918	$15,241
8/31/2021	$11,695	$12,566	$13,066	$15,510
9/30/2021	$11,301	$12,335	$12,843	$15,060
10/31/2021	$11,627	$12,532	$13,053	$15,430
11/30/2021	$10,989	$11,778	$12,270	$14,712
12/31/2021	$11,585	$12,479	$13,003	$15,465
1/31/2022	$11,757	$12,609	$13,140	$14,718
2/28/2022	$11,442	$12,438	$12,964	$14,458
3/31/2022	$11,387	$12,521	$13,069	$14,551
4/30/2022	$10,796	$11,888	$12,420	$13,609
5/31/2022	$11,099	$12,180	$12,752	$13,711
6/30/2022	$10,089	$10,967	$11,486	$12,439
7/31/2022	$10,295	$11,196	$11,727	$13,059
8/31/2022	$9,679	$10,818	$11,333	$12,439
9/30/2022	$8,720	$9,848	$10,323	$11,275
10/31/2022	$9,311	$10,483	$10,990	$11,881
11/30/2022	$10,434	$11,636	$12,200	$13,220
12/31/2022	$10,296	$11,783	$12,360	$13,230
1/31/2023	$11,171	$12,692	$13,316	$14,302
2/28/2023	$10,963	$12,514	$13,132	$14,003
3/31/2023	$11,023	$12,482	$13,118	$14,350
4/30/2023	$11,351	$12,884	$13,556	$14,755
5/31/2023	$10,710	$12,190	$12,854	$14,131
6/30/2023	$11,282	$12,876	$13,582	$14,774
7/31/2023	$11,720	$13,461	$14,202	$15,252
8/31/2023	$11,313	$13,062	$13,783	$14,668
9/30/2023	$11,069	$12,951	$13,674	$14,167
10/31/2023	$10,599	$12,382	$13,074	$13,592
11/30/2023	$11,417	$13,363	$14,114	$14,854
12/31/2023	$11,838	$14,016	$14,806	$15,643
1/31/2024	$11,746	$14,006	$14,798	$15,733
2/29/2024	$12,006	$14,032	$14,828	$16,021
3/31/2024	$12,548	$14,644	$15,502	$16,548
4/30/2024	$12,395	$14,494	$15,362	$16,124
5/31/2024	$13,070	$15,065	$15,997	$16,749
6/30/2024	$12,661	$14,645	$15,558	$16,479
7/31/2024	$13,269	$15,332	$16,290	$16,962
8/31/2024	$13,534	$15,724	$16,709	$17,514
9/30/2024	$13,581	$15,948	$16,955	$17,675
10/31/2024	$12,940	$15,199	$16,162	$16,714

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class R2 at NAV	22.09%	5.79%	2.61%
MSCI EAFE Value Index with Net Dividends	22.75%	6.47%	4.28%
MSCI EAFE Value Index with the Gross Dividends	23.62%	7.17%	4.92%
MSCI EAFE Net IndexFootnote Reference*	22.97%	6.24%	5.27%
Footnote	Description
Footnote*	The Fund has adopted the MSCI EAFE Net Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of October 31, 2024)

Total Net Assets	$406,478,555
# of Portfolio Holdings	72
Portfolio Turnover Rate	54%
Total Advisory Fees Paid	$2,052,191

What did the Fund invest in?

(as of October 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	3.85%
Consumer Discretionary	4.76%
Consumer Staples	8.71%
Energy	7.10%
Financials	27.63%
Health Care	10.35%
Industrials	12.96%
Information Technology	3.44%
Materials	8.10%
Real Estate	3.11%
Utilities	6.92%
Repurchase Agreements	2.93%
Money Market FundsFootnote Reference(a)	0.12%
Time DepositsFootnote Reference(a)	0.02%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R2

LIDRX

Lord Abbett International Value Fund

Annual Shareholder Report

October 31, 2024

lordabbett.com/FundDocuments

TSR-A-2122-R2

12/24

Class R3

LIRRX

Lord Abbett International Value Fund

Annual Shareholder Report

October 31, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett International Value Fund for the period of November 1, 2023 to October 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$136	1.22%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Fund returned 22.23%, reflecting performance at the net asset value (NAV) of Class R3 shares, compared to the 22.75% of a securities market index with investment characteristics similar to those of the Fund, the MSCI EAFE Value Index with Net Dividends. The Fund's broad-based securities market index, the MSCI EAFE Net Index, returned 22.97% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy, leading the market to adjust its expectations of future interest rate cuts by global central banks. In Europe, gross domestic product notched its sixth consecutive positive reading, expanding by 0.2% in the second quarter. Additionally, the European Central Bank lowered interest rates by 25 basis points in June, September, and October, in line with expectations. Against this backdrop, global equity markets delivered strong returns.

Top contributors to performance: Security selection within the Industrials sector contributed to relative performance, led by an overweight allocation to Sanwa Holdings Corporation. Security selection within the Energy sector also contributed to relative performance, led by an overweight allocation to Pembina Pipeline Corporation.

Top detractors from performance: Security selection within the Financials sector detracted from relative performance, led by an overweight allocation to Man Group PLC. Security selection within the Information Technology sector also detracted from relative performance, led by an overweight allocation to SUMCO Corporation.

Fund Performance

Total Return Based on $10,000 Investment

	Class R3	MSCI EAFE Value Index with Net Dividends	MSCI EAFE Value Index with the Gross Dividends	MSCI EAFE Net Index
10/31/2014	$10,000	$10,000	$10,000	$10,000
11/30/2014	$10,091	$10,057	$10,058	$10,136
12/31/2014	$9,644	$9,711	$9,715	$9,785
1/31/2015	$9,535	$9,684	$9,689	$9,833
2/28/2015	$9,958	$10,291	$10,297	$10,421
3/31/2015	$9,644	$10,089	$10,103	$10,262
4/30/2015	$10,215	$10,535	$10,559	$10,681
5/31/2015	$9,948	$10,433	$10,472	$10,627
6/30/2015	$9,632	$10,110	$10,152	$10,325
7/31/2015	$9,361	$10,286	$10,329	$10,540
8/31/2015	$8,585	$9,513	$9,554	$9,765
9/30/2015	$8,327	$8,920	$8,963	$9,269
10/31/2015	$8,797	$9,577	$9,624	$9,993
11/30/2015	$8,686	$9,339	$9,386	$9,838
12/31/2015	$8,490	$9,159	$9,207	$9,705
1/31/2016	$8,129	$8,414	$8,460	$9,003
2/29/2016	$7,906	$8,251	$8,299	$8,838
3/31/2016	$8,512	$8,796	$8,854	$9,414
4/30/2016	$8,650	$9,143	$9,215	$9,686
5/31/2016	$8,500	$8,997	$9,083	$9,598
6/30/2016	$8,471	$8,551	$8,638	$9,276
7/31/2016	$8,713	$9,000	$9,093	$9,746
8/31/2016	$8,738	$9,146	$9,241	$9,753
9/30/2016	$8,875	$9,234	$9,337	$9,873
10/31/2016	$8,658	$9,255	$9,359	$9,671
11/30/2016	$8,504	$9,198	$9,303	$9,478
12/31/2016	$8,682	$9,619	$9,730	$9,802
1/31/2017	$8,875	$9,856	$9,971	$10,087
2/28/2017	$8,952	$9,924	$10,041	$10,231
3/31/2017	$9,195	$10,201	$10,335	$10,513
4/30/2017	$9,311	$10,415	$10,559	$10,780
5/31/2017	$9,597	$10,656	$10,822	$11,176
6/30/2017	$9,608	$10,689	$10,859	$11,156
7/31/2017	$9,975	$11,046	$11,223	$11,478
8/31/2017	$10,027	$10,977	$11,155	$11,473
9/30/2017	$10,147	$11,316	$11,505	$11,759
10/31/2017	$10,160	$11,403	$11,595	$11,937
11/30/2017	$10,266	$11,506	$11,700	$12,063
12/31/2017	$10,509	$11,682	$11,882	$12,256
1/31/2018	$11,091	$12,313	$12,525	$12,871
2/28/2018	$10,483	$11,728	$11,933	$12,290
3/31/2018	$10,392	$11,445	$11,660	$12,069
4/30/2018	$10,445	$11,798	$12,032	$12,344
5/31/2018	$10,140	$11,286	$11,530	$12,067
6/30/2018	$9,873	$11,143	$11,388	$11,919
7/31/2018	$10,156	$11,463	$11,716	$12,213
8/31/2018	$9,833	$11,046	$11,292	$11,977
9/30/2018	$9,969	$11,275	$11,532	$12,081
10/31/2018	$9,211	$10,526	$10,767	$11,119
11/30/2018	$9,211	$10,467	$10,709	$11,105
12/31/2018	$8,811	$9,956	$10,189	$10,566
1/31/2019	$9,367	$10,622	$10,872	$11,260
2/28/2019	$9,476	$10,799	$11,054	$11,548
3/31/2019	$9,452	$10,744	$11,011	$11,620
4/30/2019	$9,698	$10,994	$11,277	$11,947
5/31/2019	$9,083	$10,358	$10,647	$11,373
6/30/2019	$9,649	$10,909	$11,219	$12,048
7/31/2019	$9,440	$10,664	$10,968	$11,895
8/31/2019	$9,218	$10,226	$10,520	$11,587
9/30/2019	$9,508	$10,720	$11,035	$11,919
10/31/2019	$9,815	$11,106	$11,434	$12,347
11/30/2019	$9,912	$11,150	$11,482	$12,486
12/31/2019	$10,327	$11,557	$11,904	$12,892
1/31/2020	$9,964	$11,139	$11,475	$12,623
2/29/2020	$9,154	$10,085	$10,391	$11,482
3/31/2020	$7,429	$8,298	$8,561	$9,949
4/30/2020	$7,947	$8,743	$9,026	$10,592
5/31/2020	$8,213	$9,009	$9,309	$11,053
6/30/2020	$8,606	$9,330	$9,646	$11,430
7/31/2020	$8,775	$9,348	$9,667	$11,696
8/31/2020	$9,225	$9,895	$10,235	$12,297
9/30/2020	$8,934	$9,441	$9,772	$11,978
10/31/2020	$8,637	$9,061	$9,379	$11,500
11/30/2020	$10,137	$10,776	$11,157	$13,282
12/31/2020	$10,709	$11,254	$11,653	$13,900
1/31/2021	$10,452	$11,166	$11,564	$13,752
2/28/2021	$11,051	$11,698	$12,118	$14,060
3/31/2021	$11,462	$12,092	$12,539	$14,383
4/30/2021	$11,719	$12,322	$12,789	$14,816
5/31/2021	$12,134	$12,749	$13,248	$15,299
6/30/2021	$11,741	$12,455	$12,947	$15,127
7/31/2021	$11,697	$12,425	$12,918	$15,241
8/31/2021	$11,813	$12,566	$13,066	$15,510
9/30/2021	$11,412	$12,335	$12,843	$15,060
10/31/2021	$11,746	$12,532	$13,053	$15,430
11/30/2021	$11,092	$11,778	$12,270	$14,712
12/31/2021	$11,706	$12,479	$13,003	$15,465
1/31/2022	$11,883	$12,609	$13,140	$14,718
2/28/2022	$11,574	$12,438	$12,964	$14,458
3/31/2022	$11,516	$12,521	$13,069	$14,551
4/30/2022	$10,925	$11,888	$12,420	$13,609
5/31/2022	$11,221	$12,180	$12,752	$13,711
6/30/2022	$10,201	$10,967	$11,486	$12,439
7/31/2022	$10,426	$11,196	$11,727	$13,059
8/31/2022	$9,794	$10,818	$11,333	$12,439
9/30/2022	$8,828	$9,848	$10,323	$11,275
10/31/2022	$9,435	$10,483	$10,990	$11,881
11/30/2022	$10,557	$11,636	$12,200	$13,220
12/31/2022	$10,418	$11,783	$12,360	$13,230
1/31/2023	$11,301	$12,692	$13,316	$14,302
2/28/2023	$11,103	$12,514	$13,132	$14,003
3/31/2023	$11,167	$12,482	$13,118	$14,350
4/30/2023	$11,488	$12,884	$13,556	$14,755
5/31/2023	$10,830	$12,190	$12,854	$14,131
6/30/2023	$11,420	$12,876	$13,582	$14,774
7/31/2023	$11,869	$13,461	$14,202	$15,252
8/31/2023	$11,467	$13,062	$13,783	$14,668
9/30/2023	$11,200	$12,951	$13,674	$14,167
10/31/2023	$10,733	$12,382	$13,074	$13,592
11/30/2023	$11,574	$13,363	$14,114	$14,854
12/31/2023	$11,993	$14,016	$14,806	$15,643
1/31/2024	$11,915	$14,006	$14,798	$15,733
2/29/2024	$12,166	$14,032	$14,828	$16,021
3/31/2024	$12,707	$14,644	$15,502	$16,548
4/30/2024	$12,565	$14,494	$15,362	$16,124
5/31/2024	$13,243	$15,065	$15,997	$16,749
6/30/2024	$12,826	$14,645	$15,558	$16,479
7/31/2024	$13,451	$15,332	$16,290	$16,962
8/31/2024	$13,708	$15,724	$16,709	$17,514
9/30/2024	$13,762	$15,948	$16,955	$17,675
10/31/2024	$13,118	$15,199	$16,162	$16,714

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class R3 at NAV	22.23%	5.97%	2.75%
MSCI EAFE Value Index with Net Dividends	22.75%	6.47%	4.28%
MSCI EAFE Value Index with the Gross Dividends	23.62%	7.17%	4.92%
MSCI EAFE Net IndexFootnote Reference*	22.97%	6.24%	5.27%
Footnote	Description
Footnote*	The Fund has adopted the MSCI EAFE Net Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of October 31, 2024)

Total Net Assets	$406,478,555
# of Portfolio Holdings	72
Portfolio Turnover Rate	54%
Total Advisory Fees Paid	$2,052,191

What did the Fund invest in?

(as of October 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	3.85%
Consumer Discretionary	4.76%
Consumer Staples	8.71%
Energy	7.10%
Financials	27.63%
Health Care	10.35%
Industrials	12.96%
Information Technology	3.44%
Materials	8.10%
Real Estate	3.11%
Utilities	6.92%
Repurchase Agreements	2.93%
Money Market FundsFootnote Reference(a)	0.12%
Time DepositsFootnote Reference(a)	0.02%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R3

LIRRX

Lord Abbett International Value Fund

Annual Shareholder Report

October 31, 2024

lordabbett.com/FundDocuments

TSR-A-2123-R3

12/24

Class R4

LIRSX

Lord Abbett International Value Fund

Annual Shareholder Report

October 31, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett International Value Fund for the period of November 1, 2023 to October 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$108	0.97%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Fund returned 22.61%, reflecting performance at the net asset value (NAV) of Class R4 shares, compared to the 22.75% of a securities market index with investment characteristics similar to those of the Fund, the MSCI EAFE Value Index with Net Dividends. The Fund's broad-based securities market index, the MSCI EAFE Net Index, returned 22.97% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy, leading the market to adjust its expectations of future interest rate cuts by global central banks. In Europe, gross domestic product notched its sixth consecutive positive reading, expanding by 0.2% in the second quarter. Additionally, the European Central Bank lowered interest rates by 25 basis points in June, September, and October, in line with expectations. Against this backdrop, global equity markets delivered strong returns.

Top contributors to performance: Security selection within the Industrials sector contributed to relative performance, led by an overweight allocation to Sanwa Holdings Corporation. Security selection within the Energy sector also contributed to relative performance, led by an overweight allocation to Pembina Pipeline Corporation.

Top detractors from performance: Security selection within the Financials sector detracted from relative performance, led by an overweight allocation to Man Group PLC. Security selection within the Information Technology sector also detracted from relative performance, led by an overweight allocation to SUMCO Corporation.

Fund Performance

Total Return Based on $10,000 Investment

	Class R4	MSCI EAFE Value Index with Net Dividends	MSCI EAFE Value Index with the Gross Dividends	MSCI EAFE Net Index
6/30/2015	$10,000	$10,000	$10,000	$10,000
7/31/2015	$9,716	$10,174	$10,175	$10,208
8/31/2015	$8,916	$9,409	$9,411	$9,457
9/30/2015	$8,651	$8,823	$8,829	$8,977
10/31/2015	$9,144	$9,472	$9,480	$9,678
11/30/2015	$9,014	$9,237	$9,246	$9,528
12/31/2015	$8,828	$9,059	$9,070	$9,399
1/31/2016	$8,450	$8,322	$8,333	$8,720
2/29/2016	$8,228	$8,161	$8,175	$8,560
3/31/2016	$8,844	$8,700	$8,721	$9,117
4/30/2016	$8,989	$9,043	$9,077	$9,381
5/31/2016	$8,844	$8,899	$8,947	$9,296
6/30/2016	$8,806	$8,457	$8,509	$8,984
7/31/2016	$9,060	$8,902	$8,957	$9,439
8/31/2016	$9,100	$9,046	$9,103	$9,446
9/30/2016	$9,237	$9,133	$9,197	$9,562
10/31/2016	$9,008	$9,155	$9,219	$9,366
11/30/2016	$8,861	$9,098	$9,163	$9,179
12/31/2016	$9,040	$9,514	$9,585	$9,493
1/31/2017	$9,243	$9,749	$9,822	$9,769
2/28/2017	$9,324	$9,815	$9,891	$9,908
3/31/2017	$9,575	$10,090	$10,180	$10,181
4/30/2017	$9,698	$10,302	$10,401	$10,440
5/31/2017	$9,999	$10,540	$10,660	$10,823
6/30/2017	$10,017	$10,572	$10,696	$10,804
7/31/2017	$10,404	$10,926	$11,055	$11,116
8/31/2017	$10,460	$10,858	$10,988	$11,112
9/30/2017	$10,580	$11,192	$11,333	$11,388
10/31/2017	$10,594	$11,279	$11,421	$11,561
11/30/2017	$10,719	$11,380	$11,525	$11,682
12/31/2017	$10,969	$11,555	$11,705	$11,870
1/31/2018	$11,583	$12,178	$12,338	$12,465
2/28/2018	$10,941	$11,600	$11,754	$11,903
3/31/2018	$10,854	$11,320	$11,486	$11,688
4/30/2018	$10,924	$11,669	$11,852	$11,955
5/31/2018	$10,602	$11,163	$11,357	$11,686
6/30/2018	$10,327	$11,022	$11,218	$11,544
7/31/2018	$10,612	$11,338	$11,541	$11,828
8/31/2018	$10,285	$10,926	$11,123	$11,599
9/30/2018	$10,423	$11,152	$11,359	$11,700
10/31/2018	$9,634	$10,411	$10,606	$10,769
11/30/2018	$9,634	$10,353	$10,549	$10,755
12/31/2018	$9,218	$9,847	$10,036	$10,233
1/31/2019	$9,807	$10,506	$10,709	$10,906
2/28/2019	$9,922	$10,681	$10,888	$11,184
3/31/2019	$9,889	$10,627	$10,847	$11,254
4/30/2019	$10,150	$10,874	$11,109	$11,570
5/31/2019	$9,513	$10,245	$10,488	$11,015
6/30/2019	$10,104	$10,790	$11,051	$11,668
7/31/2019	$9,883	$10,548	$10,804	$11,520
8/31/2019	$9,662	$10,114	$10,362	$11,222
9/30/2019	$9,961	$10,603	$10,870	$11,543
10/31/2019	$10,301	$10,985	$11,263	$11,958
11/30/2019	$10,390	$11,029	$11,310	$12,093
12/31/2019	$10,837	$11,431	$11,725	$12,486
1/31/2020	$10,451	$11,018	$11,303	$12,225
2/29/2020	$9,605	$9,975	$10,236	$11,120
3/31/2020	$7,795	$8,208	$8,433	$9,636
4/30/2020	$8,346	$8,647	$8,891	$10,258
5/31/2020	$8,629	$8,910	$9,169	$10,705
6/30/2020	$9,037	$9,228	$9,502	$11,069
7/31/2020	$9,216	$9,246	$9,523	$11,327
8/31/2020	$9,696	$9,787	$10,082	$11,910
9/30/2020	$9,392	$9,338	$9,625	$11,600
10/31/2020	$9,076	$8,962	$9,239	$11,137
11/30/2020	$10,659	$10,659	$10,990	$12,864
12/31/2020	$11,244	$11,131	$11,479	$13,462
1/31/2021	$10,986	$11,044	$11,391	$13,318
2/28/2021	$11,625	$11,570	$11,937	$13,617
3/31/2021	$12,056	$11,960	$12,352	$13,930
4/30/2021	$12,330	$12,188	$12,598	$14,349
5/31/2021	$12,772	$12,610	$13,049	$14,817
6/30/2021	$12,361	$12,320	$12,754	$14,650
7/31/2021	$12,314	$12,289	$12,724	$14,761
8/31/2021	$12,438	$12,429	$12,870	$15,021
9/30/2021	$12,018	$12,201	$12,651	$14,585
10/31/2021	$12,375	$12,395	$12,858	$14,944
11/30/2021	$11,692	$11,649	$12,087	$14,248
12/31/2021	$12,341	$12,343	$12,808	$14,978
1/31/2022	$12,530	$12,472	$12,944	$14,254
2/28/2022	$12,200	$12,302	$12,770	$14,002
3/31/2022	$12,144	$12,384	$12,874	$14,092
4/30/2022	$11,512	$11,758	$12,235	$13,180
5/31/2022	$11,828	$12,047	$12,561	$13,279
6/30/2022	$10,761	$10,848	$11,314	$12,047
7/31/2022	$11,002	$11,074	$11,551	$12,647
8/31/2022	$10,326	$10,700	$11,163	$12,047
9/30/2022	$9,313	$9,741	$10,169	$10,920
10/31/2022	$9,947	$10,369	$10,826	$11,507
11/30/2022	$11,150	$11,509	$12,018	$12,803
12/31/2022	$10,990	$11,654	$12,175	$12,813
1/31/2023	$11,938	$12,554	$13,117	$13,851
2/28/2023	$11,725	$12,378	$12,935	$13,562
3/31/2023	$11,786	$12,346	$12,922	$13,898
4/30/2023	$12,147	$12,744	$13,354	$14,290
5/31/2023	$11,458	$12,057	$12,661	$13,686
6/30/2023	$12,083	$12,735	$13,379	$14,308
7/31/2023	$12,549	$13,314	$13,990	$14,771
8/31/2023	$12,133	$12,920	$13,577	$14,205
9/30/2023	$11,852	$12,810	$13,469	$13,720
10/31/2023	$11,351	$12,246	$12,879	$13,164
11/30/2023	$12,237	$13,217	$13,903	$14,386
12/31/2023	$12,678	$13,863	$14,584	$15,150
1/31/2024	$12,611	$13,853	$14,577	$15,237
2/29/2024	$12,881	$13,878	$14,606	$15,516
3/31/2024	$13,457	$14,484	$15,270	$16,027
4/30/2024	$13,304	$14,336	$15,132	$15,616
5/31/2024	$14,033	$14,900	$15,758	$16,221
6/30/2024	$13,594	$14,486	$15,325	$15,959
7/31/2024	$14,250	$15,165	$16,046	$16,427
8/31/2024	$14,543	$15,553	$16,459	$16,962
9/30/2024	$14,594	$15,774	$16,702	$17,118
10/31/2024	$13,918	$15,033	$15,920	$16,187

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 6/30/15
Class R4 at NAV	22.61%	6.20%	3.60%
MSCI EAFE Value Index with Net Dividends	22.75%	6.47%	4.46%
MSCI EAFE Value Index with the Gross Dividends	23.62%	7.17%	5.11%
MSCI EAFE Net IndexFootnote Reference*	22.97%	6.24%	5.29%
Footnote	Description
Footnote*	The Fund has adopted the MSCI EAFE Net Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of October 31, 2024)

Total Net Assets	$406,478,555
# of Portfolio Holdings	72
Portfolio Turnover Rate	54%
Total Advisory Fees Paid	$2,052,191

What did the Fund invest in?

(as of October 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	3.85%
Consumer Discretionary	4.76%
Consumer Staples	8.71%
Energy	7.10%
Financials	27.63%
Health Care	10.35%
Industrials	12.96%
Information Technology	3.44%
Materials	8.10%
Real Estate	3.11%
Utilities	6.92%
Repurchase Agreements	2.93%
Money Market FundsFootnote Reference(a)	0.12%
Time DepositsFootnote Reference(a)	0.02%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R4

LIRSX

Lord Abbett International Value Fund

Annual Shareholder Report

October 31, 2024

lordabbett.com/FundDocuments

TSR-A-8725-R4

12/24

Class R5

LIRTX

Lord Abbett International Value Fund

Annual Shareholder Report

October 31, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett International Value Fund for the period of November 1, 2023 to October 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$77	0.69%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Fund returned 22.88%, reflecting performance at the net asset value (NAV) of Class R5 shares, compared to the 22.75% of a securities market index with investment characteristics similar to those of the Fund, the MSCI EAFE Value Index with Net Dividends. The Fund's broad-based securities market index, the MSCI EAFE Net Index, returned 22.97% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy, leading the market to adjust its expectations of future interest rate cuts by global central banks. In Europe, gross domestic product notched its sixth consecutive positive reading, expanding by 0.2% in the second quarter. Additionally, the European Central Bank lowered interest rates by 25 basis points in June, September, and October, in line with expectations. Against this backdrop, global equity markets delivered strong returns.

Top contributors to performance: Security selection within the Industrials sector contributed to relative performance, led by an overweight allocation to Sanwa Holdings Corporation. Security selection within the Energy sector also contributed to relative performance, led by an overweight allocation to Pembina Pipeline Corporation.

Top detractors from performance: Security selection within the Financials sector detracted from relative performance, led by an overweight allocation to Man Group PLC. Security selection within the Information Technology sector also detracted from relative performance, led by an overweight allocation to SUMCO Corporation.

Fund Performance

Total Return Based on $10,000 Investment

	Class R5	MSCI EAFE Value Index with Net Dividends	MSCI EAFE Value Index with the Gross Dividends	MSCI EAFE Net Index
6/30/2015	$10,000	$10,000	$10,000	$10,000
7/31/2015	$9,717	$10,174	$10,175	$10,208
8/31/2015	$8,920	$9,409	$9,411	$9,457
9/30/2015	$8,649	$8,823	$8,829	$8,977
10/31/2015	$9,154	$9,472	$9,480	$9,678
11/30/2015	$9,024	$9,237	$9,246	$9,528
12/31/2015	$8,832	$9,059	$9,070	$9,399
1/31/2016	$8,467	$8,322	$8,333	$8,720
2/29/2016	$8,233	$8,161	$8,175	$8,560
3/31/2016	$8,866	$8,700	$8,721	$9,117
4/30/2016	$9,010	$9,043	$9,077	$9,381
5/31/2016	$8,866	$8,899	$8,947	$9,296
6/30/2016	$8,833	$8,457	$8,509	$8,984
7/31/2016	$9,087	$8,902	$8,957	$9,439
8/31/2016	$9,127	$9,046	$9,103	$9,446
9/30/2016	$9,255	$9,133	$9,197	$9,562
10/31/2016	$9,041	$9,155	$9,219	$9,366
11/30/2016	$8,880	$9,098	$9,163	$9,179
12/31/2016	$9,078	$9,514	$9,585	$9,493
1/31/2017	$9,281	$9,749	$9,822	$9,769
2/28/2017	$9,362	$9,815	$9,891	$9,908
3/31/2017	$9,616	$10,090	$10,180	$10,181
4/30/2017	$9,752	$10,302	$10,401	$10,440
5/31/2017	$10,053	$10,540	$10,660	$10,823
6/30/2017	$10,077	$10,572	$10,696	$10,804
7/31/2017	$10,464	$10,926	$11,055	$11,116
8/31/2017	$10,519	$10,858	$10,988	$11,112
9/30/2017	$10,645	$11,192	$11,333	$11,388
10/31/2017	$10,659	$11,279	$11,421	$11,561
11/30/2017	$10,784	$11,380	$11,525	$11,682
12/31/2017	$11,055	$11,555	$11,705	$11,870
1/31/2018	$11,656	$12,178	$12,338	$12,465
2/28/2018	$11,013	$11,600	$11,754	$11,903
3/31/2018	$10,935	$11,320	$11,486	$11,688
4/30/2018	$11,006	$11,669	$11,852	$11,955
5/31/2018	$10,682	$11,163	$11,357	$11,686
6/30/2018	$10,400	$11,022	$11,218	$11,544
7/31/2018	$10,700	$11,338	$11,541	$11,828
8/31/2018	$10,371	$10,926	$11,123	$11,599
9/30/2018	$10,515	$11,152	$11,359	$11,700
10/31/2018	$9,724	$10,411	$10,606	$10,769
11/30/2018	$9,724	$10,353	$10,549	$10,755
12/31/2018	$9,312	$9,847	$10,036	$10,233
1/31/2019	$9,904	$10,506	$10,709	$10,906
2/28/2019	$10,019	$10,681	$10,888	$11,184
3/31/2019	$9,992	$10,627	$10,847	$11,254
4/30/2019	$10,254	$10,874	$11,109	$11,570
5/31/2019	$9,614	$10,245	$10,488	$11,015
6/30/2019	$10,214	$10,790	$11,051	$11,668
7/31/2019	$9,992	$10,548	$10,804	$11,520
8/31/2019	$9,770	$10,114	$10,362	$11,222
9/30/2019	$10,078	$10,603	$10,870	$11,543
10/31/2019	$10,420	$10,985	$11,263	$11,958
11/30/2019	$10,509	$11,029	$11,310	$12,093
12/31/2019	$10,966	$11,431	$11,725	$12,486
1/31/2020	$10,592	$11,018	$11,303	$12,225
2/29/2020	$9,726	$9,975	$10,236	$11,120
3/31/2020	$7,895	$8,208	$8,433	$9,636
4/30/2020	$8,450	$8,647	$8,891	$10,258
5/31/2020	$8,734	$8,910	$9,169	$10,705
6/30/2020	$9,166	$9,228	$9,502	$11,069
7/31/2020	$9,348	$9,246	$9,523	$11,327
8/31/2020	$9,831	$9,787	$10,082	$11,910
9/30/2020	$9,516	$9,338	$9,625	$11,600
10/31/2020	$9,196	$8,962	$9,239	$11,137
11/30/2020	$10,808	$10,659	$10,990	$12,864
12/31/2020	$11,419	$11,131	$11,479	$13,462
1/31/2021	$11,143	$11,044	$11,391	$13,318
2/28/2021	$11,803	$11,570	$11,937	$13,617
3/31/2021	$12,245	$11,960	$12,352	$13,930
4/30/2021	$12,537	$12,188	$12,598	$14,349
5/31/2021	$12,983	$12,610	$13,049	$14,817
6/30/2021	$12,560	$12,320	$12,754	$14,650
7/31/2021	$12,513	$12,289	$12,724	$14,761
8/31/2021	$12,654	$12,429	$12,870	$15,021
9/30/2021	$12,222	$12,201	$12,651	$14,585
10/31/2021	$12,582	$12,395	$12,858	$14,944
11/30/2021	$11,893	$11,649	$12,087	$14,248
12/31/2021	$12,556	$12,343	$12,808	$14,978
1/31/2022	$12,746	$12,472	$12,944	$14,254
2/28/2022	$12,413	$12,302	$12,770	$14,002
3/31/2022	$12,364	$12,384	$12,874	$14,092
4/30/2022	$11,725	$11,758	$12,235	$13,180
5/31/2022	$12,061	$12,047	$12,561	$13,279
6/30/2022	$10,973	$10,848	$11,314	$12,047
7/31/2022	$11,201	$11,074	$11,551	$12,647
8/31/2022	$10,532	$10,700	$11,163	$12,047
9/30/2022	$9,499	$9,741	$10,169	$10,920
10/31/2022	$10,141	$10,369	$10,826	$11,507
11/30/2022	$11,376	$11,509	$12,018	$12,803
12/31/2022	$11,221	$11,654	$12,175	$12,813
1/31/2023	$12,181	$12,554	$13,117	$13,851
2/28/2023	$11,966	$12,378	$12,935	$13,562
3/31/2023	$12,034	$12,346	$12,922	$13,898
4/30/2023	$12,400	$12,744	$13,354	$14,290
5/31/2023	$11,701	$12,057	$12,661	$13,686
6/30/2023	$12,342	$12,735	$13,379	$14,308
7/31/2023	$12,815	$13,314	$13,990	$14,771
8/31/2023	$12,393	$12,920	$13,577	$14,205
9/30/2023	$12,120	$12,810	$13,469	$13,720
10/31/2023	$11,611	$12,246	$12,879	$13,164
11/30/2023	$12,527	$13,217	$13,903	$14,386
12/31/2023	$12,983	$13,863	$14,584	$15,150
1/31/2024	$12,897	$13,853	$14,577	$15,237
2/29/2024	$13,188	$13,878	$14,606	$15,516
3/31/2024	$13,782	$14,484	$15,270	$16,027
4/30/2024	$13,627	$14,336	$15,132	$15,616
5/31/2024	$14,367	$14,900	$15,758	$16,221
6/30/2024	$13,930	$14,486	$15,325	$15,959
7/31/2024	$14,614	$15,165	$16,046	$16,427
8/31/2024	$14,912	$15,553	$16,459	$16,962
9/30/2024	$14,972	$15,774	$16,702	$17,118
10/31/2024	$14,267	$15,033	$15,920	$16,187

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 6/30/15
Class R5 at NAV	22.88%	6.49%	3.88%
MSCI EAFE Value Index with Net Dividends	22.75%	6.47%	4.46%
MSCI EAFE Value Index with the Gross Dividends	23.62%	7.17%	5.11%
MSCI EAFE Net IndexFootnote Reference*	22.97%	6.24%	5.29%
Footnote	Description
Footnote*	The Fund has adopted the MSCI EAFE Net Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of October 31, 2024)

Total Net Assets	$406,478,555
# of Portfolio Holdings	72
Portfolio Turnover Rate	54%
Total Advisory Fees Paid	$2,052,191

What did the Fund invest in?

(as of October 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	3.85%
Consumer Discretionary	4.76%
Consumer Staples	8.71%
Energy	7.10%
Financials	27.63%
Health Care	10.35%
Industrials	12.96%
Information Technology	3.44%
Materials	8.10%
Real Estate	3.11%
Utilities	6.92%
Repurchase Agreements	2.93%
Money Market FundsFootnote Reference(a)	0.12%
Time DepositsFootnote Reference(a)	0.02%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R5

LIRTX

Lord Abbett International Value Fund

Annual Shareholder Report

October 31, 2024

lordabbett.com/FundDocuments

TSR-A-8757-R5

12/24

Class R6

LIRVX

Lord Abbett International Value Fund

Annual Shareholder Report

October 31, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett International Value Fund for the period of November 1, 2023 to October 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$71	0.64%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Fund returned 23.07%, reflecting performance at the net asset value (NAV) of Class R6 shares, compared to the 22.75% of a securities market index with investment characteristics similar to those of the Fund, the MSCI EAFE Value Index with Net Dividends. The Fund's broad-based securities market index, the MSCI EAFE Net Index, returned 22.97% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy, leading the market to adjust its expectations of future interest rate cuts by global central banks. In Europe, gross domestic product notched its sixth consecutive positive reading, expanding by 0.2% in the second quarter. Additionally, the European Central Bank lowered interest rates by 25 basis points in June, September, and October, in line with expectations. Against this backdrop, global equity markets delivered strong returns.

Top contributors to performance: Security selection within the Industrials sector contributed to relative performance, led by an overweight allocation to Sanwa Holdings Corporation. Security selection within the Energy sector also contributed to relative performance, led by an overweight allocation to Pembina Pipeline Corporation.

Top detractors from performance: Security selection within the Financials sector detracted from relative performance, led by an overweight allocation to Man Group PLC. Security selection within the Information Technology sector also detracted from relative performance, led by an overweight allocation to SUMCO Corporation.

Fund Performance

Total Return Based on $10,000 Investment

	Class R6	MSCI EAFE Value Index with Net Dividends	MSCI EAFE Value Index with the Gross Dividends	MSCI EAFE Net Index
6/30/2015	$10,000	$10,000	$10,000	$10,000
7/31/2015	$9,717	$10,174	$10,175	$10,208
8/31/2015	$8,920	$9,409	$9,411	$9,457
9/30/2015	$8,649	$8,823	$8,829	$8,977
10/31/2015	$9,154	$9,472	$9,480	$9,678
11/30/2015	$9,024	$9,237	$9,246	$9,528
12/31/2015	$8,845	$9,059	$9,070	$9,399
1/31/2016	$8,467	$8,322	$8,333	$8,720
2/29/2016	$8,246	$8,161	$8,175	$8,560
3/31/2016	$8,866	$8,700	$8,721	$9,117
4/30/2016	$9,024	$9,043	$9,077	$9,381
5/31/2016	$8,866	$8,899	$8,947	$9,296
6/30/2016	$8,834	$8,457	$8,509	$8,984
7/31/2016	$9,101	$8,902	$8,957	$9,439
8/31/2016	$9,127	$9,046	$9,103	$9,446
9/30/2016	$9,269	$9,133	$9,197	$9,562
10/31/2016	$9,054	$9,155	$9,219	$9,366
11/30/2016	$8,893	$9,098	$9,163	$9,179
12/31/2016	$9,092	$9,514	$9,585	$9,493
1/31/2017	$9,281	$9,749	$9,822	$9,769
2/28/2017	$9,376	$9,815	$9,891	$9,908
3/31/2017	$9,629	$10,090	$10,180	$10,181
4/30/2017	$9,766	$10,302	$10,401	$10,440
5/31/2017	$10,067	$10,540	$10,660	$10,823
6/30/2017	$10,077	$10,572	$10,696	$10,804
7/31/2017	$10,464	$10,926	$11,055	$11,116
8/31/2017	$10,533	$10,858	$10,988	$11,112
9/30/2017	$10,659	$11,192	$11,333	$11,388
10/31/2017	$10,673	$11,279	$11,421	$11,561
11/30/2017	$10,799	$11,380	$11,525	$11,682
12/31/2017	$11,070	$11,555	$11,705	$11,870
1/31/2018	$11,685	$12,178	$12,338	$12,465
2/28/2018	$11,028	$11,600	$11,754	$11,903
3/31/2018	$10,950	$11,320	$11,486	$11,688
4/30/2018	$11,020	$11,669	$11,852	$11,955
5/31/2018	$10,697	$11,163	$11,357	$11,686
6/30/2018	$10,429	$11,022	$11,218	$11,544
7/31/2018	$10,714	$11,338	$11,541	$11,828
8/31/2018	$10,386	$10,926	$11,123	$11,599
9/30/2018	$10,529	$11,152	$11,359	$11,700
10/31/2018	$9,738	$10,411	$10,606	$10,769
11/30/2018	$9,738	$10,353	$10,549	$10,755
12/31/2018	$9,326	$9,847	$10,036	$10,233
1/31/2019	$9,918	$10,506	$10,709	$10,906
2/28/2019	$10,034	$10,681	$10,888	$11,184
3/31/2019	$10,007	$10,627	$10,847	$11,254
4/30/2019	$10,268	$10,874	$11,109	$11,570
5/31/2019	$9,629	$10,245	$10,488	$11,015
6/30/2019	$10,229	$10,790	$11,051	$11,668
7/31/2019	$10,007	$10,548	$10,804	$11,520
8/31/2019	$9,800	$10,114	$10,362	$11,222
9/30/2019	$10,107	$10,603	$10,870	$11,543
10/31/2019	$10,434	$10,985	$11,263	$11,958
11/30/2019	$10,539	$11,029	$11,310	$12,093
12/31/2019	$10,996	$11,431	$11,725	$12,486
1/31/2020	$10,607	$11,018	$11,303	$12,225
2/29/2020	$9,756	$9,975	$10,236	$11,120
3/31/2020	$7,910	$8,208	$8,433	$9,636
4/30/2020	$8,465	$8,647	$8,891	$10,258
5/31/2020	$8,764	$8,910	$9,169	$10,705
6/30/2020	$9,182	$9,228	$9,502	$11,069
7/31/2020	$9,363	$9,246	$9,523	$11,327
8/31/2020	$9,861	$9,787	$10,082	$11,910
9/30/2020	$9,546	$9,338	$9,625	$11,600
10/31/2020	$9,227	$8,962	$9,239	$11,137
11/30/2020	$10,838	$10,659	$10,990	$12,864
12/31/2020	$11,450	$11,131	$11,479	$13,462
1/31/2021	$11,174	$11,044	$11,391	$13,318
2/28/2021	$11,849	$11,570	$11,937	$13,617
3/31/2021	$12,275	$11,960	$12,352	$13,930
4/30/2021	$12,568	$12,188	$12,598	$14,349
5/31/2021	$13,014	$12,610	$13,049	$14,817
6/30/2021	$12,607	$12,320	$12,754	$14,650
7/31/2021	$12,544	$12,289	$12,724	$14,761
8/31/2021	$12,700	$12,429	$12,870	$15,021
9/30/2021	$12,268	$12,201	$12,651	$14,585
10/31/2021	$12,629	$12,395	$12,858	$14,944
11/30/2021	$11,939	$11,649	$12,087	$14,248
12/31/2021	$12,602	$12,343	$12,808	$14,978
1/31/2022	$12,793	$12,472	$12,944	$14,254
2/28/2022	$12,459	$12,302	$12,770	$14,002
3/31/2022	$12,411	$12,384	$12,874	$14,092
4/30/2022	$11,772	$11,758	$12,235	$13,180
5/31/2022	$12,092	$12,047	$12,561	$13,279
6/30/2022	$11,004	$10,848	$11,314	$12,047
7/31/2022	$11,248	$11,074	$11,551	$12,647
8/31/2022	$10,580	$10,700	$11,163	$12,047
9/30/2022	$9,531	$9,741	$10,169	$10,920
10/31/2022	$10,189	$10,369	$10,826	$11,507
11/30/2022	$11,423	$11,509	$12,018	$12,803
12/31/2022	$11,269	$11,654	$12,175	$12,813
1/31/2023	$12,245	$12,554	$13,117	$13,851
2/28/2023	$12,014	$12,378	$12,935	$13,562
3/31/2023	$12,082	$12,346	$12,922	$13,898
4/30/2023	$12,448	$12,744	$13,354	$14,290
5/31/2023	$11,749	$12,057	$12,661	$13,686
6/30/2023	$12,391	$12,735	$13,379	$14,308
7/31/2023	$12,880	$13,314	$13,990	$14,771
8/31/2023	$12,441	$12,920	$13,577	$14,205
9/30/2023	$12,168	$12,810	$13,469	$13,720
10/31/2023	$11,659	$12,246	$12,879	$13,164
11/30/2023	$12,576	$13,217	$13,903	$14,386
12/31/2023	$13,048	$13,863	$14,584	$15,150
1/31/2024	$12,962	$13,853	$14,577	$15,237
2/29/2024	$13,236	$13,878	$14,606	$15,516
3/31/2024	$13,847	$14,484	$15,270	$16,027
4/30/2024	$13,692	$14,336	$15,132	$15,616
5/31/2024	$14,449	$14,900	$15,758	$16,221
6/30/2024	$13,995	$14,486	$15,325	$15,959
7/31/2024	$14,679	$15,165	$16,046	$16,427
8/31/2024	$14,977	$15,553	$16,459	$16,962
9/30/2024	$15,055	$15,774	$16,702	$17,118
10/31/2024	$14,349	$15,033	$15,920	$16,187

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 6/30/15
Class R6 at NAV	23.07%	6.58%	3.94%
MSCI EAFE Value Index with Net Dividends	22.75%	6.47%	4.46%
MSCI EAFE Value Index with the Gross Dividends	23.62%	7.17%	5.11%
MSCI EAFE Net IndexFootnote Reference*	22.97%	6.24%	5.29%
Footnote	Description
Footnote*	The Fund has adopted the MSCI EAFE Net Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of October 31, 2024)

Total Net Assets	$406,478,555
# of Portfolio Holdings	72
Portfolio Turnover Rate	54%
Total Advisory Fees Paid	$2,052,191

What did the Fund invest in?

(as of October 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	3.85%
Consumer Discretionary	4.76%
Consumer Staples	8.71%
Energy	7.10%
Financials	27.63%
Health Care	10.35%
Industrials	12.96%
Information Technology	3.44%
Materials	8.10%
Real Estate	3.11%
Utilities	6.92%
Repurchase Agreements	2.93%
Money Market FundsFootnote Reference(a)	0.12%
Time DepositsFootnote Reference(a)	0.02%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R6

LIRVX

Lord Abbett International Value Fund

Annual Shareholder Report

October 31, 2024

lordabbett.com/FundDocuments

TSR-A-8789-R6

12/24

Class A

LAMGX

Lord Abbett Micro Cap Growth Fund

Annual Shareholder Report

October 31, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Micro Cap Growth Fund for the period of November 1, 2023 to October 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$171	1.37%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Fund returned 49.41%, reflecting performance at the net asset value (NAV) of Class A shares, compared to the 43.01% of a securities market index with investment characteristics similar to those of the Fund, the Russell Micro Cap Growth Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 38.02% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve (Fed) lowering its policy rate by 50 basis points in September. There were also increased market expectations for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to these expectations of rate cuts, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Health Care sector contributed to relative performance, led by an overweight allocation to Longboard Pharmaceuticals, Inc. Security selection within the Consumer Discretionary sector also contributed to relative performance, led by an overweight allocation to Sweetgreen, Inc.

Top detractors from performance: Security selection within the Financials sector detracted from relative performance, led by an overweight allocation to Remitly Global, Inc. Security selection within the Communication Services sector also detracted from relative performance, led by an overweight allocation to Yelp, Inc.

Fund Performance

Total Return Based on $10,000 Investment

	Class A with load	Russell Micro Cap Growth Index	Russell Microcap Index	S&P 500 Index
10/31/2014	$9,426	$10,000	$10,000	$10,000
11/30/2014	$9,696	$10,091	$9,957	$10,269
12/31/2014	$10,307	$10,683	$10,465	$10,243
1/31/2015	$9,987	$10,332	$10,033	$9,936
2/28/2015	$10,702	$10,971	$10,570	$10,507
3/31/2015	$11,062	$11,282	$10,794	$10,340
4/30/2015	$10,591	$10,961	$10,542	$10,440
5/31/2015	$11,353	$11,532	$10,860	$10,574
6/30/2015	$11,521	$11,855	$11,096	$10,369
7/31/2015	$11,504	$11,629	$10,742	$10,586
8/31/2015	$10,469	$10,739	$10,161	$9,948
9/30/2015	$9,644	$9,810	$9,567	$9,702
10/31/2015	$9,487	$10,424	$10,082	$10,520
11/30/2015	$10,064	$10,915	$10,466	$10,551
12/31/2015	$9,649	$10,271	$9,925	$10,385
1/31/2016	$8,105	$8,831	$8,899	$9,869
2/29/2016	$7,727	$8,746	$8,765	$9,856
3/31/2016	$8,327	$9,369	$9,386	$10,525
4/30/2016	$8,506	$9,597	$9,690	$10,566
5/31/2016	$8,784	$9,849	$9,816	$10,755
6/30/2016	$8,827	$9,666	$9,758	$10,783
7/31/2016	$9,614	$10,190	$10,269	$11,181
8/31/2016	$9,699	$10,391	$10,546	$11,196
9/30/2016	$10,107	$10,818	$10,856	$11,199
10/31/2016	$9,363	$9,941	$10,237	$10,994
11/30/2016	$10,078	$10,764	$11,427	$11,401
12/31/2016	$9,849	$10,976	$11,947	$11,627
1/31/2017	$10,092	$10,856	$11,767	$11,847
2/28/2017	$10,328	$11,079	$11,889	$12,318
3/31/2017	$10,736	$11,265	$11,992	$12,332
4/30/2017	$10,786	$11,389	$12,116	$12,459
5/31/2017	$10,764	$11,245	$11,838	$12,634
6/30/2017	$11,608	$11,861	$12,452	$12,713
7/31/2017	$12,080	$11,796	$12,383	$12,974
8/31/2017	$12,315	$11,890	$12,280	$13,014
9/30/2017	$13,187	$12,686	$13,281	$13,283
10/31/2017	$13,052	$12,522	$13,259	$13,593
11/30/2017	$13,071	$12,771	$13,584	$14,009
12/31/2017	$13,634	$12,804	$13,520	$14,165
1/31/2018	$14,282	$13,169	$13,852	$14,976
2/28/2018	$14,290	$12,865	$13,413	$14,424
3/31/2018	$14,349	$12,931	$13,612	$14,058
4/30/2018	$14,568	$13,046	$13,782	$14,112
5/31/2018	$16,074	$14,036	$14,777	$14,451
6/30/2018	$16,612	$14,190	$14,968	$14,540
7/31/2018	$16,057	$14,183	$14,959	$15,081
8/31/2018	$18,311	$15,178	$15,602	$15,573
9/30/2018	$18,286	$14,637	$15,093	$15,662
10/31/2018	$15,182	$12,658	$13,447	$14,591
11/30/2018	$15,448	$12,596	$13,362	$14,888
12/31/2018	$14,009	$10,988	$11,751	$13,544
1/31/2019	$15,674	$12,131	$12,984	$14,629
2/28/2019	$17,481	$12,937	$13,695	$15,099
3/31/2019	$17,184	$12,746	$13,291	$15,393
4/30/2019	$17,695	$12,860	$13,545	$16,016
5/31/2019	$16,827	$12,036	$12,626	$14,998
6/30/2019	$18,468	$12,801	$13,414	$16,055
7/31/2019	$18,159	$12,487	$13,231	$16,286
8/31/2019	$17,101	$11,757	$12,399	$16,028
9/30/2019	$15,899	$11,514	$12,682	$16,328
10/31/2019	$16,446	$11,794	$13,008	$16,681
11/30/2019	$17,914	$12,693	$13,611	$17,287
12/31/2019	$18,852	$13,551	$14,387	$17,809
1/31/2020	$19,165	$13,285	$13,717	$17,802
2/29/2020	$18,354	$12,583	$12,779	$16,336
3/31/2020	$14,274	$9,947	$9,785	$14,319
4/30/2020	$16,975	$11,827	$11,276	$16,154
5/31/2020	$19,677	$12,979	$12,023	$16,923
6/30/2020	$21,070	$13,811	$12,774	$17,260
7/31/2020	$22,165	$14,241	$12,910	$18,233
8/31/2020	$24,439	$15,017	$13,679	$19,544
9/30/2020	$24,752	$14,647	$13,246	$18,801
10/31/2020	$24,866	$14,430	$13,417	$18,301
11/30/2020	$29,819	$17,546	$16,159	$20,305
12/31/2020	$33,825	$18,989	$17,403	$21,085
1/31/2021	$36,470	$21,432	$19,877	$20,872
2/28/2021	$40,004	$22,909	$21,074	$21,448
3/31/2021	$37,982	$22,191	$21,560	$22,387
4/30/2021	$38,454	$21,994	$21,617	$23,582
5/31/2021	$36,187	$21,528	$21,971	$23,747
6/30/2021	$37,925	$22,896	$22,453	$24,301
7/31/2021	$35,903	$21,319	$21,215	$24,878
8/31/2021	$36,432	$21,890	$21,976	$25,635
9/30/2021	$34,354	$20,815	$21,335	$24,443
10/31/2021	$36,583	$21,025	$21,808	$26,155
11/30/2021	$34,599	$19,662	$20,664	$25,974
12/31/2021	$34,996	$19,156	$20,768	$27,138
1/31/2022	$28,817	$16,376	$18,738	$25,734
2/28/2022	$28,855	$16,392	$18,930	$24,963
3/31/2022	$28,968	$16,531	$19,191	$25,890
4/30/2022	$25,019	$14,214	$17,200	$23,632
5/31/2022	$24,244	$13,872	$17,133	$23,676
6/30/2022	$22,430	$12,827	$15,552	$21,721
7/31/2022	$24,849	$14,334	$17,102	$23,724
8/31/2022	$25,605	$14,451	$17,129	$22,757
9/30/2022	$24,263	$13,102	$15,477	$20,661
10/31/2022	$26,190	$14,169	$16,946	$22,334
11/30/2022	$25,907	$14,046	$16,931	$23,582
12/31/2022	$24,754	$13,455	$16,208	$22,223
1/31/2023	$26,908	$14,808	$17,805	$23,619
2/28/2023	$26,776	$14,401	$17,288	$23,043
3/31/2023	$26,115	$13,558	$15,750	$23,889
4/30/2023	$26,172	$13,374	$15,343	$24,262
5/31/2023	$26,720	$13,710	$15,559	$24,367
6/30/2023	$27,211	$14,419	$16,584	$25,977
7/31/2023	$28,118	$14,663	$17,469	$26,812
8/31/2023	$26,077	$13,736	$16,308	$26,385
9/30/2023	$23,564	$12,696	$15,268	$25,127
10/31/2023	$20,881	$11,625	$14,166	$24,599
11/30/2023	$23,791	$12,914	$15,507	$26,845
12/31/2023	$26,209	$14,681	$17,721	$28,065
1/31/2024	$25,850	$14,203	$17,034	$28,536
2/29/2024	$27,702	$15,456	$18,094	$30,060
3/31/2024	$28,212	$15,650	$18,551	$31,027
4/30/2024	$26,285	$14,387	$17,110	$29,760
5/31/2024	$28,175	$15,138	$17,977	$31,236
6/30/2024	$28,231	$14,779	$17,572	$32,356
7/31/2024	$29,441	$16,285	$19,658	$32,750
8/31/2024	$29,951	$15,976	$19,118	$33,545
9/30/2024	$30,178	$16,045	$19,028	$34,261
10/31/2024	$31,198	$16,625	$19,159	$33,950

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class A at NAV	49.41%	13.66%	12.71%
Class A with sales charge	40.87%	12.33%	12.05%
Russell Micro Cap Growth Index	43.01%	7.11%	5.21%
Russell Microcap Index	35.24%	8.05%	6.72%
S&P 500 IndexFootnote Reference*	38.02%	15.27%	13.00%
Footnote	Description
Footnote*	The Fund has adopted the S&P 500 Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of October 31, 2024)

Total Net Assets	$194,688,875
# of Portfolio Holdings	67
Portfolio Turnover Rate	122%
Total Advisory Fees Paid	$1,695,840

What did the Fund invest in?

(as of October 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	3.31%
Consumer Discretionary	9.53%
Consumer Staples	7.32%
Financials	6.22%
Health Care	35.51%
Industrials	15.01%
Information Technology	21.30%
Repurchase Agreements	0.39%
Money Market FundsFootnote Reference(a)	1.27%
Time DepositsFootnote Reference(a)	0.14%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class A

LAMGX

Lord Abbett Micro Cap Growth Fund

Annual Shareholder Report

October 31, 2024

lordabbett.com/FundDocuments

TSR-A-271-A

12/24

Class C

LCMGX

Lord Abbett Micro Cap Growth Fund

Annual Shareholder Report

October 31, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Micro Cap Growth Fund for the period of November 1, 2023 to October 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$263	2.12%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Fund returned 48.30%, reflecting performance at the net asset value (NAV) of Class C shares, compared to the 43.01% of a securities market index with investment characteristics similar to those of the Fund, the Russell Micro Cap Growth Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 38.02% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve (Fed) lowering its policy rate by 50 basis points in September. There were also increased market expectations for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to these expectations of rate cuts, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Health Care sector contributed to relative performance, led by an overweight allocation to Longboard Pharmaceuticals, Inc. Security selection within the Consumer Discretionary sector also contributed to relative performance, led by an overweight allocation to Sweetgreen, Inc.

Top detractors from performance: Security selection within the Financials sector detracted from relative performance, led by an overweight allocation to Remitly Global, Inc. Security selection within the Communication Services sector also detracted from relative performance, led by an overweight allocation to Yelp, Inc.

Fund Performance

Total Return Based on $10,000 Investment

	Class C with load	Russell Micro Cap Growth Index	Russell Microcap Index	S&P 500 Index
8/28/2020	$10,000	$10,000	$10,000	$10,000
8/31/2020	$9,965	$9,961	$9,903	$9,979
9/30/2020	$10,089	$9,716	$9,590	$9,600
10/31/2020	$10,129	$9,572	$9,713	$9,345
11/30/2020	$12,134	$11,639	$11,699	$10,368
12/31/2020	$13,758	$12,596	$12,600	$10,766
1/31/2021	$14,829	$14,216	$14,391	$10,658
2/28/2021	$16,258	$15,196	$15,257	$10,951
3/31/2021	$15,421	$14,720	$15,609	$11,431
4/30/2021	$15,609	$14,589	$15,651	$12,041
5/31/2021	$14,678	$14,280	$15,907	$12,125
6/30/2021	$15,376	$15,188	$16,256	$12,408
7/31/2021	$14,539	$14,141	$15,359	$12,703
8/31/2021	$14,747	$14,520	$15,910	$13,089
9/30/2021	$13,897	$13,807	$15,446	$12,481
10/31/2021	$14,791	$13,947	$15,788	$13,355
11/30/2021	$13,985	$13,042	$14,961	$13,262
12/31/2021	$14,136	$12,707	$15,036	$13,857
1/31/2022	$11,630	$10,863	$13,566	$13,140
2/28/2022	$11,643	$10,874	$13,705	$12,746
3/31/2022	$11,674	$10,965	$13,894	$13,220
4/30/2022	$10,081	$9,428	$12,453	$12,067
5/31/2022	$9,766	$9,202	$12,404	$12,089
6/30/2022	$9,023	$8,509	$11,260	$11,091
7/31/2022	$9,993	$9,508	$12,382	$12,114
8/31/2022	$10,289	$9,586	$12,401	$11,620
9/30/2022	$9,747	$8,691	$11,205	$10,550
10/31/2022	$10,515	$9,399	$12,268	$11,404
11/30/2022	$10,390	$9,317	$12,258	$12,041
12/31/2022	$9,924	$8,925	$11,735	$11,347
1/31/2023	$10,780	$9,823	$12,891	$12,060
2/28/2023	$10,717	$9,553	$12,516	$11,766
3/31/2023	$10,452	$8,993	$11,403	$12,198
4/30/2023	$10,465	$8,871	$11,108	$12,388
5/31/2023	$10,679	$9,095	$11,265	$12,442
6/30/2023	$10,868	$9,565	$12,007	$13,264
7/31/2023	$11,221	$9,727	$12,648	$13,690
8/31/2023	$10,396	$9,111	$11,807	$13,472
9/30/2023	$9,388	$8,421	$11,054	$12,830
10/31/2023	$8,318	$7,711	$10,256	$12,560
11/30/2023	$9,470	$8,566	$11,227	$13,707
12/31/2023	$10,421	$9,738	$12,830	$14,330
1/31/2024	$10,282	$9,421	$12,333	$14,571
2/29/2024	$11,013	$10,252	$13,100	$15,349
3/31/2024	$11,202	$10,381	$13,431	$15,843
4/30/2024	$10,434	$9,543	$12,388	$15,196
5/31/2024	$11,177	$10,041	$13,015	$15,949
6/30/2024	$11,196	$9,803	$12,722	$16,521
7/31/2024	$11,668	$10,802	$14,232	$16,723
8/31/2024	$11,857	$10,597	$13,841	$17,128
9/30/2024	$11,939	$10,643	$13,776	$17,494
10/31/2024	$12,335	$11,028	$13,871	$17,335

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	Since Inception 8/28/20
Class C at NAV	48.30%	5.15%
Class C with sales charge	47.30%	5.15%
Russell Micro Cap Growth Index	43.01%	2.37%
Russell Microcap Index	35.24%	8.15%
S&P 500 IndexFootnote Reference*	38.02%	14.08%
Footnote	Description
Footnote*	The Fund has adopted the S&P 500 Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of October 31, 2024)

Total Net Assets	$194,688,875
# of Portfolio Holdings	67
Portfolio Turnover Rate	122%
Total Advisory Fees Paid	$1,695,840

What did the Fund invest in?

(as of October 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	3.31%
Consumer Discretionary	9.53%
Consumer Staples	7.32%
Financials	6.22%
Health Care	35.51%
Industrials	15.01%
Information Technology	21.30%
Repurchase Agreements	0.39%
Money Market FundsFootnote Reference(a)	1.27%
Time DepositsFootnote Reference(a)	0.14%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class C

LCMGX

Lord Abbett Micro Cap Growth Fund

Annual Shareholder Report

October 31, 2024

lordabbett.com/FundDocuments

TSR-A-9069-C

12/24

Class F

LFMGX

Lord Abbett Micro Cap Growth Fund

Annual Shareholder Report

October 31, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Micro Cap Growth Fund for the period of November 1, 2023 to October 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$140	1.12%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Fund returned 49.78%, reflecting performance at the net asset value (NAV) of Class F shares, compared to the 43.01% of a securities market index with investment characteristics similar to those of the Fund, the Russell Micro Cap Growth Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 38.02% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve (Fed) lowering its policy rate by 50 basis points in September. There were also increased market expectations for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to these expectations of rate cuts, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Health Care sector contributed to relative performance, led by an overweight allocation to Longboard Pharmaceuticals, Inc. Security selection within the Consumer Discretionary sector also contributed to relative performance, led by an overweight allocation to Sweetgreen, Inc.

Top detractors from performance: Security selection within the Financials sector detracted from relative performance, led by an overweight allocation to Remitly Global, Inc. Security selection within the Communication Services sector also detracted from relative performance, led by an overweight allocation to Yelp, Inc.

Fund Performance

Total Return Based on $10,000 Investment

	Class F	Russell Micro Cap Growth Index	Russell Microcap Index	S&P 500 Index
8/28/2020	$10,000	$10,000	$10,000	$10,000
8/31/2020	$9,965	$9,961	$9,903	$9,979
9/30/2020	$10,094	$9,716	$9,590	$9,600
10/31/2020	$10,149	$9,572	$9,713	$9,345
11/30/2020	$12,165	$11,639	$11,699	$10,368
12/31/2020	$13,801	$12,596	$12,600	$10,766
1/31/2021	$14,883	$14,216	$14,391	$10,658
2/28/2021	$16,331	$15,196	$15,257	$10,951
3/31/2021	$15,506	$14,720	$15,609	$11,431
4/30/2021	$15,708	$14,589	$15,651	$12,041
5/31/2021	$14,783	$14,280	$15,907	$12,125
6/30/2021	$15,500	$15,188	$16,256	$12,408
7/31/2021	$14,669	$14,141	$15,359	$12,703
8/31/2021	$14,890	$14,520	$15,910	$13,089
9/30/2021	$14,046	$13,807	$15,446	$12,481
10/31/2021	$14,959	$13,947	$15,788	$13,355
11/30/2021	$14,153	$13,042	$14,961	$13,262
12/31/2021	$14,317	$12,707	$15,036	$13,857
1/31/2022	$11,793	$10,863	$13,566	$13,140
2/28/2022	$11,812	$10,874	$13,705	$12,746
3/31/2022	$11,856	$10,965	$13,894	$13,220
4/30/2022	$10,245	$9,428	$12,453	$12,067
5/31/2022	$9,931	$9,202	$12,404	$12,089
6/30/2022	$9,188	$8,509	$11,260	$11,091
7/31/2022	$10,182	$9,508	$12,382	$12,114
8/31/2022	$10,491	$9,586	$12,401	$11,620
9/30/2022	$9,949	$8,691	$11,205	$10,550
10/31/2022	$10,742	$9,399	$12,268	$11,404
11/30/2022	$10,629	$9,317	$12,258	$12,041
12/31/2022	$10,151	$8,925	$11,735	$11,347
1/31/2023	$11,038	$9,823	$12,891	$12,060
2/28/2023	$10,988	$9,553	$12,516	$11,766
3/31/2023	$10,724	$8,993	$11,403	$12,198
4/30/2023	$10,742	$8,871	$11,108	$12,388
5/31/2023	$10,975	$9,095	$11,265	$12,442
6/30/2023	$11,177	$9,565	$12,007	$13,264
7/31/2023	$11,548	$9,727	$12,648	$13,690
8/31/2023	$10,711	$9,111	$11,807	$13,472
9/30/2023	$9,685	$8,421	$11,054	$12,830
10/31/2023	$8,584	$7,711	$10,256	$12,560
11/30/2023	$9,786	$8,566	$11,227	$13,707
12/31/2023	$10,774	$9,738	$12,830	$14,330
1/31/2024	$10,635	$9,421	$12,333	$14,571
2/29/2024	$11,403	$10,252	$13,100	$15,349
3/31/2024	$11,605	$10,381	$13,431	$15,843
4/30/2024	$10,818	$9,543	$12,388	$15,196
5/31/2024	$11,598	$10,041	$13,015	$15,949
6/30/2024	$11,630	$9,803	$12,722	$16,521
7/31/2024	$12,127	$10,802	$14,232	$16,723
8/31/2024	$12,341	$10,597	$13,841	$17,128
9/30/2024	$12,435	$10,643	$13,776	$17,494
10/31/2024	$12,857	$11,028	$13,871	$17,335

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	Since Inception 8/28/20
Class F at NAV	49.78%	6.20%
Russell Micro Cap Growth Index	43.01%	2.37%
Russell Microcap Index	35.24%	8.15%
S&P 500 IndexFootnote Reference*	38.02%	14.08%
Footnote	Description
Footnote*	The Fund has adopted the S&P 500 Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of October 31, 2024)

Total Net Assets	$194,688,875
# of Portfolio Holdings	67
Portfolio Turnover Rate	122%
Total Advisory Fees Paid	$1,695,840

What did the Fund invest in?

(as of October 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	3.31%
Consumer Discretionary	9.53%
Consumer Staples	7.32%
Financials	6.22%
Health Care	35.51%
Industrials	15.01%
Information Technology	21.30%
Repurchase Agreements	0.39%
Money Market FundsFootnote Reference(a)	1.27%
Time DepositsFootnote Reference(a)	0.14%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class F

LFMGX

Lord Abbett Micro Cap Growth Fund

Annual Shareholder Report

October 31, 2024

lordabbett.com/FundDocuments

TSR-A-9070-F

12/24

Class I

LMIYX

Lord Abbett Micro Cap Growth Fund

Annual Shareholder Report

October 31, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Micro Cap Growth Fund for the period of November 1, 2023 to October 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$140	1.12%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Fund returned 49.78%, reflecting performance at the net asset value (NAV) of Class I shares, compared to the 43.01% of a securities market index with investment characteristics similar to those of the Fund, the Russell Micro Cap Growth Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 38.02% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve (Fed) lowering its policy rate by 50 basis points in September. There were also increased market expectations for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to these expectations of rate cuts, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Health Care sector contributed to relative performance, led by an overweight allocation to Longboard Pharmaceuticals, Inc. Security selection within the Consumer Discretionary sector also contributed to relative performance, led by an overweight allocation to Sweetgreen, Inc.

Top detractors from performance: Security selection within the Financials sector detracted from relative performance, led by an overweight allocation to Remitly Global, Inc. Security selection within the Communication Services sector also detracted from relative performance, led by an overweight allocation to Yelp, Inc.

Fund Performance

Total Return Based on $10,000 Investment

	Class I	Russell Micro Cap Growth Index	Russell Microcap Index	S&P 500 Index
10/31/2014	$10,000	$10,000	$10,000	$10,000
11/30/2014	$10,285	$10,091	$9,957	$10,269
12/31/2014	$10,937	$10,683	$10,465	$10,243
1/31/2015	$10,597	$10,332	$10,033	$9,936
2/28/2015	$11,359	$10,971	$10,570	$10,507
3/31/2015	$11,739	$11,282	$10,794	$10,340
4/30/2015	$11,237	$10,961	$10,542	$10,440
5/31/2015	$12,045	$11,532	$10,860	$10,574
6/30/2015	$12,224	$11,855	$11,096	$10,369
7/31/2015	$12,207	$11,629	$10,742	$10,586
8/31/2015	$11,110	$10,739	$10,161	$9,948
9/30/2015	$10,233	$9,810	$9,567	$9,702
10/31/2015	$10,071	$10,424	$10,082	$10,520
11/30/2015	$10,680	$10,915	$10,466	$10,551
12/31/2015	$10,239	$10,271	$9,925	$10,385
1/31/2016	$8,596	$8,831	$8,899	$9,869
2/29/2016	$8,197	$8,746	$8,765	$9,856
3/31/2016	$8,840	$9,369	$9,386	$10,525
4/30/2016	$9,029	$9,597	$9,690	$10,566
5/31/2016	$9,323	$9,849	$9,816	$10,755
6/30/2016	$9,365	$9,666	$9,758	$10,783
7/31/2016	$10,197	$10,190	$10,269	$11,181
8/31/2016	$10,295	$10,391	$10,546	$11,196
9/30/2016	$10,729	$10,818	$10,856	$11,199
10/31/2016	$9,931	$9,941	$10,237	$10,994
11/30/2016	$10,694	$10,764	$11,427	$11,401
12/31/2016	$10,449	$10,976	$11,947	$11,627
1/31/2017	$10,708	$10,856	$11,767	$11,847
2/28/2017	$10,960	$11,079	$11,889	$12,318
3/31/2017	$11,386	$11,265	$11,992	$12,332
4/30/2017	$11,442	$11,389	$12,116	$12,459
5/31/2017	$11,421	$11,245	$11,838	$12,634
6/30/2017	$12,316	$11,861	$12,452	$12,713
7/31/2017	$12,820	$11,796	$12,383	$12,974
8/31/2017	$13,072	$11,890	$12,280	$13,014
9/30/2017	$13,995	$12,686	$13,281	$13,283
10/31/2017	$13,848	$12,522	$13,259	$13,593
11/30/2017	$13,874	$12,771	$13,584	$14,009
12/31/2017	$14,459	$12,804	$13,520	$14,165
1/31/2018	$15,157	$13,169	$13,852	$14,976
2/28/2018	$15,165	$12,865	$13,413	$14,424
3/31/2018	$15,230	$12,931	$13,612	$14,058
4/30/2018	$15,457	$13,046	$13,782	$14,112
5/31/2018	$17,057	$14,036	$14,777	$14,451
6/30/2018	$17,633	$14,190	$14,968	$14,540
7/31/2018	$17,032	$14,183	$14,959	$15,081
8/31/2018	$19,427	$15,178	$15,602	$15,573
9/30/2018	$19,403	$14,637	$15,093	$15,662
10/31/2018	$16,107	$12,658	$13,447	$14,591
11/30/2018	$16,387	$12,596	$13,362	$14,888
12/31/2018	$14,872	$10,988	$11,751	$13,544
1/31/2019	$16,631	$12,131	$12,984	$14,629
2/28/2019	$18,545	$12,937	$13,695	$15,099
3/31/2019	$18,235	$12,746	$13,291	$15,393
4/30/2019	$18,778	$12,860	$13,545	$16,016
5/31/2019	$17,859	$12,036	$12,626	$14,998
6/30/2019	$19,596	$12,801	$13,414	$16,055
7/31/2019	$19,264	$12,487	$13,231	$16,286
8/31/2019	$18,147	$11,757	$12,399	$16,028
9/30/2019	$16,874	$11,514	$12,682	$16,328
10/31/2019	$17,450	$11,794	$13,008	$16,681
11/30/2019	$19,016	$12,693	$13,611	$17,287
12/31/2019	$20,011	$13,551	$14,387	$17,809
1/31/2020	$20,346	$13,285	$13,717	$17,802
2/29/2020	$19,481	$12,583	$12,779	$16,336
3/31/2020	$15,153	$9,947	$9,785	$14,319
4/30/2020	$18,008	$11,827	$11,276	$16,154
5/31/2020	$20,876	$12,979	$12,023	$16,923
6/30/2020	$22,375	$13,811	$12,774	$17,260
7/31/2020	$23,537	$14,241	$12,910	$18,233
8/31/2020	$25,953	$15,017	$13,679	$19,544
9/30/2020	$26,289	$14,647	$13,246	$18,801
10/31/2020	$26,431	$14,430	$13,417	$18,301
11/30/2020	$31,681	$17,546	$16,159	$20,305
12/31/2020	$35,942	$18,989	$17,403	$21,085
1/31/2021	$38,761	$21,432	$19,877	$20,872
2/28/2021	$42,531	$22,909	$21,074	$21,448
3/31/2021	$40,384	$22,191	$21,560	$22,387
4/30/2021	$40,908	$21,994	$21,617	$23,582
5/31/2021	$38,499	$21,528	$21,971	$23,747
6/30/2021	$40,367	$22,896	$22,453	$24,301
7/31/2021	$38,204	$21,319	$21,215	$24,878
8/31/2021	$38,778	$21,890	$21,976	$25,635
9/30/2021	$36,581	$20,815	$21,335	$24,443
10/31/2021	$38,958	$21,025	$21,808	$26,155
11/30/2021	$36,860	$19,662	$20,664	$25,974
12/31/2021	$37,286	$19,156	$20,768	$27,138
1/31/2022	$30,714	$16,376	$18,738	$25,734
2/28/2022	$30,763	$16,392	$18,930	$24,963
3/31/2022	$30,878	$16,531	$19,191	$25,890
4/30/2022	$26,682	$14,214	$17,200	$23,632
5/31/2022	$25,863	$13,872	$17,133	$23,676
6/30/2022	$23,929	$12,827	$15,552	$21,721
7/31/2022	$26,518	$14,334	$17,102	$23,724
8/31/2022	$27,321	$14,451	$17,129	$22,757
9/30/2022	$25,912	$13,102	$15,477	$20,661
10/31/2022	$27,977	$14,169	$16,946	$22,334
11/30/2022	$27,665	$14,046	$16,931	$23,582
12/31/2022	$26,436	$13,455	$16,208	$22,223
1/31/2023	$28,747	$14,808	$17,805	$23,619
2/28/2023	$28,616	$14,401	$17,288	$23,043
3/31/2023	$27,928	$13,558	$15,750	$23,889
4/30/2023	$27,977	$13,374	$15,343	$24,262
5/31/2023	$28,583	$13,710	$15,559	$24,367
6/30/2023	$29,108	$14,419	$16,584	$25,977
7/31/2023	$30,075	$14,663	$17,469	$26,812
8/31/2023	$27,895	$13,736	$16,308	$26,385
9/30/2023	$25,207	$12,696	$15,268	$25,127
10/31/2023	$22,355	$11,625	$14,166	$24,599
11/30/2023	$25,469	$12,914	$15,507	$26,845
12/31/2023	$28,059	$14,681	$17,721	$28,065
1/31/2024	$27,698	$14,203	$17,034	$28,536
2/29/2024	$29,681	$15,456	$18,094	$30,060
3/31/2024	$30,222	$15,650	$18,551	$31,027
4/30/2024	$28,174	$14,387	$17,110	$29,760
5/31/2024	$30,206	$15,138	$17,977	$31,236
6/30/2024	$30,288	$14,779	$17,572	$32,356
7/31/2024	$31,583	$16,285	$19,658	$32,750
8/31/2024	$32,140	$15,976	$19,118	$33,545
9/30/2024	$32,386	$16,045	$19,028	$34,261
10/31/2024	$33,484	$16,625	$19,159	$33,950

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class I at NAV	49.78%	13.92%	12.85%
Russell Micro Cap Growth Index	43.01%	7.11%	5.21%
Russell Microcap Index	35.24%	8.05%	6.72%
S&P 500 IndexFootnote Reference*	38.02%	15.27%	13.00%
Footnote	Description
Footnote*	The Fund has adopted the S&P 500 Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of October 31, 2024)

Total Net Assets	$194,688,875
# of Portfolio Holdings	67
Portfolio Turnover Rate	122%
Total Advisory Fees Paid	$1,695,840

What did the Fund invest in?

(as of October 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	3.31%
Consumer Discretionary	9.53%
Consumer Staples	7.32%
Financials	6.22%
Health Care	35.51%
Industrials	15.01%
Information Technology	21.30%
Repurchase Agreements	0.39%
Money Market FundsFootnote Reference(a)	1.27%
Time DepositsFootnote Reference(a)	0.14%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class I

LMIYX

Lord Abbett Micro Cap Growth Fund

Annual Shareholder Report

October 31, 2024

lordabbett.com/FundDocuments

TSR-A-700-I

12/24

Class A

LVOAX

Lord Abbett Value Opportunities Fund

Annual Shareholder Report

October 31, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Value Opportunities Fund for the period of November 1, 2023 to October 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$137	1.18%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Fund returned 31.76%, reflecting performance at the net asset value (NAV) of Class A shares, compared to the 33.08% of a securities market index with investment characteristics similar to those of the Fund, the Russell 2500 Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 38.02% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve (Fed) lowering its policy rate by 50 basis points in September. There were also increased expectations for further rate cuts in 2024, which was influenced by mixed economic data, including softer consumer price index (CPI) reports and fluctuating job market indicators, which sparked recession fears but were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to Commvault Systems, Inc. Security selection within the Industrials sector also contributed to relative performance, led by an overweight allocation to EMCOR Group, Inc.

Top detractors from performance: Security selection within the Health Care sector detracted from relative performance, led by an overweight allocation to Molina Healthcare Inc. Security selection within the Consumer Discretionary sector also detracted from relative performance, led by an overweight allocation to YETI Holdings, Inc.

Fund Performance

Total Return Based on $10,000 Investment

	Class A with load	Russell 2500 Index	Russell 2500 Value Index	S&P 500 Index
10/31/2014	$9,426	$10,000	$10,000	$10,000
11/30/2014	$9,677	$10,087	$10,012	$10,269
12/31/2014	$9,777	$10,224	$10,157	$10,243
1/31/2015	$9,512	$10,015	$9,900	$9,936
2/28/2015	$10,092	$10,612	$10,357	$10,507
3/31/2015	$10,177	$10,753	$10,463	$10,340
4/30/2015	$10,077	$10,564	$10,314	$10,440
5/31/2015	$10,157	$10,791	$10,440	$10,574
6/30/2015	$10,157	$10,716	$10,331	$10,369
7/31/2015	$10,177	$10,696	$10,177	$10,586
8/31/2015	$9,677	$10,063	$9,682	$9,948
9/30/2015	$9,337	$9,612	$9,340	$9,702
10/31/2015	$9,772	$10,150	$9,894	$10,520
11/30/2015	$9,829	$10,349	$10,061	$10,551
12/31/2015	$9,496	$9,928	$9,600	$10,385
1/31/2016	$9,001	$9,136	$9,011	$9,869
2/29/2016	$9,033	$9,200	$9,108	$9,856
3/31/2016	$9,781	$9,967	$9,920	$10,525
4/30/2016	$9,856	$10,113	$10,112	$10,566
5/31/2016	$10,061	$10,327	$10,291	$10,755
6/30/2016	$10,023	$10,323	$10,353	$10,783
7/31/2016	$10,367	$10,861	$10,824	$11,181
8/31/2016	$10,491	$10,948	$10,921	$11,196
9/30/2016	$10,453	$11,000	$10,992	$11,199
10/31/2016	$10,195	$10,554	$10,663	$10,994
11/30/2016	$10,990	$11,451	$11,686	$11,401
12/31/2016	$11,053	$11,674	$12,019	$11,627
1/31/2017	$11,166	$11,836	$12,085	$11,847
2/28/2017	$11,343	$12,121	$12,310	$12,318
3/31/2017	$11,189	$12,112	$12,214	$12,332
4/30/2017	$11,166	$12,206	$12,202	$12,459
5/31/2017	$11,212	$12,069	$11,937	$12,634
6/30/2017	$11,417	$12,371	$12,254	$12,713
7/31/2017	$11,423	$12,499	$12,349	$12,974
8/31/2017	$11,337	$12,395	$12,135	$13,014
9/30/2017	$11,685	$12,957	$12,723	$13,283
10/31/2017	$11,850	$13,158	$12,793	$13,593
11/30/2017	$12,138	$13,590	$13,211	$14,009
12/31/2017	$12,175	$13,636	$13,264	$14,165
1/31/2018	$12,423	$14,052	$13,431	$14,976
2/28/2018	$11,823	$13,474	$12,772	$14,424
3/31/2018	$11,859	$13,603	$12,912	$14,058
4/30/2018	$11,787	$13,636	$13,053	$14,112
5/31/2018	$12,187	$14,277	$13,589	$14,451
6/30/2018	$12,205	$14,380	$13,661	$14,540
7/31/2018	$12,568	$14,658	$13,933	$15,081
8/31/2018	$13,011	$15,287	$14,250	$15,573
9/30/2018	$13,011	$15,055	$14,027	$15,662
10/31/2018	$11,817	$13,527	$12,827	$14,591
11/30/2018	$12,000	$13,782	$13,070	$14,888
12/31/2018	$10,731	$12,272	$11,625	$13,544
1/31/2019	$11,713	$13,685	$12,924	$14,629
2/28/2019	$12,127	$14,331	$13,328	$15,099
3/31/2019	$12,006	$14,213	$13,150	$15,393
4/30/2019	$12,387	$14,711	$13,611	$16,016
5/31/2019	$11,412	$13,665	$12,584	$14,998
6/30/2019	$12,200	$14,634	$13,399	$16,055
7/31/2019	$12,187	$14,786	$13,486	$16,286
8/31/2019	$12,040	$14,195	$12,829	$16,028
9/30/2019	$12,360	$14,447	$13,416	$16,328
10/31/2019	$12,434	$14,723	$13,609	$16,681
11/30/2019	$12,869	$15,355	$13,943	$17,287
12/31/2019	$13,184	$15,680	$14,364	$17,809
1/31/2020	$13,064	$15,361	$13,841	$17,802
2/29/2020	$11,879	$14,073	$12,506	$16,336
3/31/2020	$9,839	$11,019	$9,388	$14,319
4/30/2020	$11,107	$12,623	$10,630	$16,154
5/31/2020	$11,909	$13,555	$11,115	$16,923
6/30/2020	$11,969	$13,947	$11,322	$17,260
7/31/2020	$12,501	$14,502	$11,663	$18,233
8/31/2020	$12,704	$15,159	$12,192	$19,544
9/30/2020	$12,471	$14,767	$11,723	$18,801
10/31/2020	$12,726	$15,035	$11,988	$18,301
11/30/2020	$14,386	$17,484	$14,085	$20,305
12/31/2020	$15,186	$18,815	$15,065	$21,085
1/31/2021	$15,138	$19,276	$15,398	$20,872
2/28/2021	$16,461	$20,533	$16,768	$21,448
3/31/2021	$16,968	$20,871	$17,600	$22,387
4/30/2021	$17,863	$21,705	$18,356	$23,582
5/31/2021	$17,761	$21,750	$18,728	$23,747
6/30/2021	$17,586	$22,007	$18,481	$24,301
7/31/2021	$17,879	$21,621	$18,210	$24,878
8/31/2021	$18,275	$22,112	$18,594	$25,635
9/30/2021	$17,840	$21,417	$18,099	$24,443
10/31/2021	$18,774	$22,467	$18,958	$26,155
11/30/2021	$18,303	$21,529	$18,298	$25,974
12/31/2021	$19,317	$22,235	$19,250	$27,138
1/31/2022	$17,611	$20,385	$18,272	$25,734
2/28/2022	$17,647	$20,614	$18,570	$24,963
3/31/2022	$17,432	$20,942	$18,961	$25,890
4/30/2022	$16,120	$19,158	$17,676	$23,632
5/31/2022	$16,336	$19,222	$18,014	$23,676
6/30/2022	$14,737	$17,386	$16,043	$21,721
7/31/2022	$16,147	$19,185	$17,596	$23,724
8/31/2022	$15,429	$18,675	$17,044	$22,757
9/30/2022	$13,938	$16,896	$15,320	$20,661
10/31/2022	$15,186	$18,517	$16,938	$22,334
11/30/2022	$15,899	$19,299	$17,789	$23,582
12/31/2022	$15,086	$18,151	$16,731	$22,223
1/31/2023	$16,321	$19,966	$18,403	$23,619
2/28/2023	$15,997	$19,497	$17,882	$23,043
3/31/2023	$15,654	$18,766	$16,965	$23,889
4/30/2023	$15,605	$18,522	$16,739	$24,262
5/31/2023	$15,292	$18,197	$16,261	$24,367
6/30/2023	$16,419	$19,747	$17,706	$25,977
7/31/2023	$17,026	$20,729	$18,744	$26,812
8/31/2023	$16,663	$19,915	$18,023	$26,385
9/30/2023	$15,939	$18,803	$17,058	$25,127
10/31/2023	$15,204	$17,661	$16,101	$24,599
11/30/2023	$16,311	$19,250	$17,562	$26,845
12/31/2023	$17,604	$21,314	$19,405	$28,065
1/31/2024	$17,455	$20,756	$18,861	$28,536
2/29/2024	$18,560	$21,885	$19,617	$30,060
3/31/2024	$19,356	$22,788	$20,583	$31,027
4/30/2024	$18,132	$21,262	$19,289	$29,760
5/31/2024	$19,028	$22,146	$20,102	$31,236
6/30/2024	$18,659	$21,814	$19,697	$32,356
7/31/2024	$19,993	$23,435	$21,292	$32,750
8/31/2024	$20,053	$23,375	$21,291	$33,545
9/30/2024	$20,272	$23,723	$21,593	$34,261
10/31/2024	$20,033	$23,503	$21,321	$33,950

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class A at NAV	31.76%	10.01%	7.83%
Class A with sales charge	24.16%	8.71%	7.19%
Russell 2500 Index	33.08%	9.81%	8.92%
Russell 2500 Value Index	32.42%	9.39%	7.87%
S&P 500 IndexFootnote Reference*	38.02%	15.27%	13.00%
Footnote	Description
Footnote*	The Fund has adopted the S&P 500 Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of October 31, 2024)

Total Net Assets	$1,361,566,024
# of Portfolio Holdings	66
Portfolio Turnover Rate	33%
Total Advisory Fees Paid	$9,178,716

What did the Fund invest in?

(as of October 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.53%
Consumer Discretionary	10.13%
Consumer Staples	2.20%
Energy	5.46%
Financials	17.09%
Health Care	10.35%
Industrials	21.18%
Information Technology	17.32%
Materials	5.85%
Real Estate	3.77%
Utilities	2.51%
Repurchase Agreements	1.03%
Money Market FundsFootnote Reference(a)	1.42%
Time DepositsFootnote Reference(a)	0.16%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class A

LVOAX

Lord Abbett Value Opportunities Fund

Annual Shareholder Report

October 31, 2024

lordabbett.com/FundDocuments

TSR-A-580-A

12/24

Class C

LVOCX

Lord Abbett Value Opportunities Fund

Annual Shareholder Report

October 31, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Value Opportunities Fund for the period of November 1, 2023 to October 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$223	1.93%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Fund returned 30.84%, reflecting performance at the net asset value (NAV) of Class C shares, compared to the 33.08% of a securities market index with investment characteristics similar to those of the Fund, the Russell 2500 Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 38.02% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve (Fed) lowering its policy rate by 50 basis points in September. There were also increased expectations for further rate cuts in 2024, which was influenced by mixed economic data, including softer consumer price index (CPI) reports and fluctuating job market indicators, which sparked recession fears but were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to Commvault Systems, Inc. Security selection within the Industrials sector also contributed to relative performance, led by an overweight allocation to EMCOR Group, Inc.

Top detractors from performance: Security selection within the Health Care sector detracted from relative performance, led by an overweight allocation to Molina Healthcare Inc. Security selection within the Consumer Discretionary sector also detracted from relative performance, led by an overweight allocation to YETI Holdings, Inc.

Fund Performance

Total Return Based on $10,000 Investment

	Class C with load	Russell 2500 Index	Russell 2500 Value Index	S&P 500 Index
10/31/2014	$10,000	$10,000	$10,000	$10,000
11/30/2014	$10,259	$10,087	$10,012	$10,269
12/31/2014	$10,355	$10,224	$10,157	$10,243
1/31/2015	$10,066	$10,015	$9,900	$9,936
2/28/2015	$10,673	$10,612	$10,357	$10,507
3/31/2015	$10,759	$10,753	$10,463	$10,340
4/30/2015	$10,645	$10,564	$10,314	$10,440
5/31/2015	$10,725	$10,791	$10,440	$10,574
6/30/2015	$10,719	$10,716	$10,331	$10,369
7/31/2015	$10,736	$10,696	$10,177	$10,586
8/31/2015	$10,196	$10,063	$9,682	$9,948
9/30/2015	$9,838	$9,612	$9,340	$9,702
10/31/2015	$10,287	$10,150	$9,894	$10,520
11/30/2015	$10,341	$10,349	$10,061	$10,551
12/31/2015	$9,984	$9,928	$9,600	$10,385
1/31/2016	$9,461	$9,136	$9,011	$9,869
2/29/2016	$9,485	$9,200	$9,108	$9,856
3/31/2016	$10,261	$9,967	$9,920	$10,525
4/30/2016	$10,341	$10,113	$10,112	$10,566
5/31/2016	$10,544	$10,327	$10,291	$10,755
6/30/2016	$10,501	$10,323	$10,353	$10,783
7/31/2016	$10,852	$10,861	$10,824	$11,181
8/31/2016	$10,975	$10,948	$10,921	$11,196
9/30/2016	$10,925	$11,000	$10,992	$11,199
10/31/2016	$10,655	$10,554	$10,663	$10,994
11/30/2016	$11,477	$11,451	$11,686	$11,401
12/31/2016	$11,536	$11,674	$12,019	$11,627
1/31/2017	$11,648	$11,836	$12,085	$11,847
2/28/2017	$11,825	$12,121	$12,310	$12,318
3/31/2017	$11,654	$12,112	$12,214	$12,332
4/30/2017	$11,622	$12,206	$12,202	$12,459
5/31/2017	$11,661	$12,069	$11,937	$12,634
6/30/2017	$11,864	$12,371	$12,254	$12,713
7/31/2017	$11,871	$12,499	$12,349	$12,974
8/31/2017	$11,772	$12,395	$12,135	$13,014
9/30/2017	$12,126	$12,957	$12,723	$13,283
10/31/2017	$12,290	$13,158	$12,793	$13,593
11/30/2017	$12,583	$13,590	$13,211	$14,009
12/31/2017	$12,611	$13,636	$13,264	$14,165
1/31/2018	$12,856	$14,052	$13,431	$14,976
2/28/2018	$12,232	$13,474	$12,772	$14,424
3/31/2018	$12,260	$13,603	$12,912	$14,058
4/30/2018	$12,175	$13,636	$13,053	$14,112
5/31/2018	$12,583	$14,277	$13,589	$14,451
6/30/2018	$12,590	$14,380	$13,661	$14,540
7/31/2018	$12,962	$14,658	$13,933	$15,081
8/31/2018	$13,404	$15,287	$14,250	$15,573
9/30/2018	$13,397	$15,055	$14,027	$15,662
10/31/2018	$12,161	$13,527	$12,827	$14,591
11/30/2018	$12,346	$13,782	$13,070	$14,888
12/31/2018	$11,030	$12,272	$11,625	$13,544
1/31/2019	$12,033	$13,685	$12,924	$14,629
2/28/2019	$12,448	$14,331	$13,328	$15,099
3/31/2019	$12,323	$14,213	$13,150	$15,393
4/30/2019	$12,707	$14,711	$13,611	$16,016
5/31/2019	$11,696	$13,665	$12,584	$14,998
6/30/2019	$12,495	$14,634	$13,399	$16,055
7/31/2019	$12,472	$14,786	$13,486	$16,286
8/31/2019	$12,315	$14,195	$12,829	$16,028
9/30/2019	$12,636	$14,447	$13,416	$16,328
10/31/2019	$12,707	$14,723	$13,609	$16,681
11/30/2019	$13,138	$15,355	$13,943	$17,287
12/31/2019	$13,450	$15,680	$14,364	$17,809
1/31/2020	$13,326	$15,361	$13,841	$17,802
2/29/2020	$12,104	$14,073	$12,506	$16,336
3/31/2020	$10,017	$11,019	$9,388	$14,319
4/30/2020	$11,301	$12,623	$10,630	$16,154
5/31/2020	$12,121	$13,555	$11,115	$16,923
6/30/2020	$12,166	$13,947	$11,322	$17,260
7/31/2020	$12,701	$14,502	$11,663	$18,233
8/31/2020	$12,897	$15,159	$12,192	$19,544
9/30/2020	$12,657	$14,767	$11,723	$18,801
10/31/2020	$12,906	$15,035	$11,988	$18,301
11/30/2020	$14,581	$17,484	$14,085	$20,305
12/31/2020	$15,378	$18,815	$15,065	$21,085
1/31/2021	$15,321	$19,276	$15,398	$20,872
2/28/2021	$16,659	$20,533	$16,768	$21,448
3/31/2021	$17,152	$20,871	$17,600	$22,387
4/30/2021	$18,044	$21,705	$18,356	$23,582
5/31/2021	$17,930	$21,750	$18,728	$23,747
6/30/2021	$17,750	$22,007	$18,481	$24,301
7/31/2021	$18,035	$21,621	$18,210	$24,878
8/31/2021	$18,414	$22,112	$18,594	$25,635
9/30/2021	$17,968	$21,417	$18,099	$24,443
10/31/2021	$18,898	$22,467	$18,958	$26,155
11/30/2021	$18,409	$21,529	$18,298	$25,974
12/31/2021	$19,413	$22,235	$19,250	$27,138
1/31/2022	$17,692	$20,385	$18,272	$25,734
2/28/2022	$17,725	$20,614	$18,570	$24,963
3/31/2022	$17,493	$20,942	$18,961	$25,890
4/30/2022	$16,169	$19,158	$17,676	$23,632
5/31/2022	$16,367	$19,222	$18,014	$23,676
6/30/2022	$14,756	$17,386	$16,043	$21,721
7/31/2022	$16,169	$19,185	$17,596	$23,724
8/31/2022	$15,440	$18,675	$17,044	$22,757
9/30/2022	$13,928	$16,896	$15,320	$20,661
10/31/2022	$15,175	$18,517	$16,938	$22,334
11/30/2022	$15,874	$19,299	$17,789	$23,582
12/31/2022	$15,045	$18,151	$16,731	$22,223
1/31/2023	$16,276	$19,966	$18,403	$23,619
2/28/2023	$15,947	$19,497	$17,882	$23,043
3/31/2023	$15,594	$18,766	$16,965	$23,889
4/30/2023	$15,533	$18,522	$16,739	$24,262
5/31/2023	$15,203	$18,197	$16,261	$24,367
6/30/2023	$16,325	$19,747	$17,706	$25,977
7/31/2023	$16,910	$20,729	$18,744	$26,812
8/31/2023	$16,544	$19,915	$18,023	$26,385
9/30/2023	$15,813	$18,803	$17,058	$25,127
10/31/2023	$15,069	$17,661	$16,101	$24,599
11/30/2023	$16,165	$19,250	$17,562	$26,845
12/31/2023	$17,432	$21,314	$19,405	$28,065
1/31/2024	$17,270	$20,756	$18,861	$28,536
2/29/2024	$18,350	$21,885	$19,617	$30,060
3/31/2024	$19,133	$22,788	$20,583	$31,027
4/30/2024	$17,903	$21,262	$19,289	$29,760
5/31/2024	$18,785	$22,146	$20,102	$31,236
6/30/2024	$18,413	$21,814	$19,697	$32,356
7/31/2024	$19,716	$23,435	$21,292	$32,750
8/31/2024	$19,766	$23,375	$21,291	$33,545
9/30/2024	$19,952	$23,723	$21,593	$34,261
10/31/2024	$19,716	$23,503	$21,321	$33,950

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class C at NAV	30.84%	9.18%	7.02%
Class C with sales charge	29.84%	9.18%	7.02%
Russell 2500 Index	33.08%	9.81%	8.92%
Russell 2500 Value Index	32.42%	9.39%	7.87%
S&P 500 IndexFootnote Reference*	38.02%	15.27%	13.00%
Footnote	Description
Footnote*	The Fund has adopted the S&P 500 Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of October 31, 2024)

Total Net Assets	$1,361,566,024
# of Portfolio Holdings	66
Portfolio Turnover Rate	33%
Total Advisory Fees Paid	$9,178,716

What did the Fund invest in?

(as of October 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.53%
Consumer Discretionary	10.13%
Consumer Staples	2.20%
Energy	5.46%
Financials	17.09%
Health Care	10.35%
Industrials	21.18%
Information Technology	17.32%
Materials	5.85%
Real Estate	3.77%
Utilities	2.51%
Repurchase Agreements	1.03%
Money Market FundsFootnote Reference(a)	1.42%
Time DepositsFootnote Reference(a)	0.16%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class C

LVOCX

Lord Abbett Value Opportunities Fund

Annual Shareholder Report

October 31, 2024

lordabbett.com/FundDocuments

TSR-A-586-C

12/24

Class F

LVOFX

Lord Abbett Value Opportunities Fund

Annual Shareholder Report

October 31, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Value Opportunities Fund for the period of November 1, 2023 to October 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$119	1.03%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Fund returned 31.96%, reflecting performance at the net asset value (NAV) of Class F shares, compared to the 33.08% of a securities market index with investment characteristics similar to those of the Fund, the Russell 2500 Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 38.02% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve (Fed) lowering its policy rate by 50 basis points in September. There were also increased expectations for further rate cuts in 2024, which was influenced by mixed economic data, including softer consumer price index (CPI) reports and fluctuating job market indicators, which sparked recession fears but were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to Commvault Systems, Inc. Security selection within the Industrials sector also contributed to relative performance, led by an overweight allocation to EMCOR Group, Inc.

Top detractors from performance: Security selection within the Health Care sector detracted from relative performance, led by an overweight allocation to Molina Healthcare Inc. Security selection within the Consumer Discretionary sector also detracted from relative performance, led by an overweight allocation to YETI Holdings, Inc.

Fund Performance

Total Return Based on $10,000 Investment

	Class F	Russell 2500 Index	Russell 2500 Value Index	S&P 500 Index
10/31/2014	$10,000	$10,000	$10,000	$10,000
11/30/2014	$10,269	$10,087	$10,012	$10,269
12/31/2014	$10,373	$10,224	$10,157	$10,243
1/31/2015	$10,091	$10,015	$9,900	$9,936
2/28/2015	$10,708	$10,612	$10,357	$10,507
3/31/2015	$10,802	$10,753	$10,463	$10,340
4/30/2015	$10,692	$10,564	$10,314	$10,440
5/31/2015	$10,781	$10,791	$10,440	$10,574
6/30/2015	$10,781	$10,716	$10,331	$10,369
7/31/2015	$10,808	$10,696	$10,177	$10,586
8/31/2015	$10,274	$10,063	$9,682	$9,948
9/30/2015	$9,918	$9,612	$9,340	$9,702
10/31/2015	$10,384	$10,150	$9,894	$10,520
11/30/2015	$10,444	$10,349	$10,061	$10,551
12/31/2015	$10,089	$9,928	$9,600	$10,385
1/31/2016	$9,566	$9,136	$9,011	$9,869
2/29/2016	$9,600	$9,200	$9,108	$9,856
3/31/2016	$10,393	$9,967	$9,920	$10,525
4/30/2016	$10,478	$10,113	$10,112	$10,566
5/31/2016	$10,697	$10,327	$10,291	$10,755
6/30/2016	$10,658	$10,323	$10,353	$10,783
7/31/2016	$11,023	$10,861	$10,824	$11,181
8/31/2016	$11,158	$10,948	$10,921	$11,196
9/30/2016	$11,119	$11,000	$10,992	$11,199
10/31/2016	$10,849	$10,554	$10,663	$10,994
11/30/2016	$11,692	$11,451	$11,686	$11,401
12/31/2016	$11,764	$11,674	$12,019	$11,627
1/31/2017	$11,883	$11,836	$12,085	$11,847
2/28/2017	$12,073	$12,121	$12,310	$12,318
3/31/2017	$11,907	$12,112	$12,214	$12,332
4/30/2017	$11,889	$12,206	$12,202	$12,459
5/31/2017	$11,936	$12,069	$11,937	$12,634
6/30/2017	$12,157	$12,371	$12,254	$12,713
7/31/2017	$12,163	$12,499	$12,349	$12,974
8/31/2017	$12,073	$12,395	$12,135	$13,014
9/30/2017	$12,449	$12,957	$12,723	$13,283
10/31/2017	$12,622	$13,158	$12,793	$13,593
11/30/2017	$12,934	$13,590	$13,211	$14,009
12/31/2017	$12,972	$13,636	$13,264	$14,165
1/31/2018	$13,238	$14,052	$13,431	$14,976
2/28/2018	$12,605	$13,474	$12,772	$14,424
3/31/2018	$12,643	$13,603	$12,912	$14,058
4/30/2018	$12,567	$13,636	$13,053	$14,112
5/31/2018	$12,991	$14,277	$13,589	$14,451
6/30/2018	$13,016	$14,380	$13,661	$14,540
7/31/2018	$13,403	$14,658	$13,933	$15,081
8/31/2018	$13,878	$15,287	$14,250	$15,573
9/30/2018	$13,878	$15,055	$14,027	$15,662
10/31/2018	$12,617	$13,527	$12,827	$14,591
11/30/2018	$12,815	$13,782	$13,070	$14,888
12/31/2018	$11,462	$12,272	$11,625	$13,544
1/31/2019	$12,508	$13,685	$12,924	$14,629
2/28/2019	$12,948	$14,331	$13,328	$15,099
3/31/2019	$12,829	$14,213	$13,150	$15,393
4/30/2019	$13,234	$14,711	$13,611	$16,016
5/31/2019	$12,194	$13,665	$12,584	$14,998
6/30/2019	$13,039	$14,634	$13,399	$16,055
7/31/2019	$13,025	$14,786	$13,486	$16,286
8/31/2019	$12,864	$14,195	$12,829	$16,028
9/30/2019	$13,213	$14,447	$13,416	$16,328
10/31/2019	$13,297	$14,723	$13,609	$16,681
11/30/2019	$13,763	$15,355	$13,943	$17,287
12/31/2019	$14,099	$15,680	$14,364	$17,809
1/31/2020	$13,974	$15,361	$13,841	$17,802
2/29/2020	$12,706	$14,073	$12,506	$16,336
3/31/2020	$10,523	$11,019	$9,388	$14,319
4/30/2020	$11,885	$12,623	$10,630	$16,154
5/31/2020	$12,746	$13,555	$11,115	$16,923
6/30/2020	$12,808	$13,947	$11,322	$17,260
7/31/2020	$13,379	$14,502	$11,663	$18,233
8/31/2020	$13,606	$15,159	$12,192	$19,544
9/30/2020	$13,356	$14,767	$11,723	$18,801
10/31/2020	$13,630	$15,035	$11,988	$18,301
11/30/2020	$15,412	$17,484	$14,085	$20,305
12/31/2020	$16,263	$18,815	$15,065	$21,085
1/31/2021	$16,214	$19,276	$15,398	$20,872
2/28/2021	$17,635	$20,533	$16,768	$21,448
3/31/2021	$18,181	$20,871	$17,600	$22,387
4/30/2021	$19,148	$21,705	$18,356	$23,582
5/31/2021	$19,040	$21,750	$18,728	$23,747
6/30/2021	$18,850	$22,007	$18,481	$24,301
7/31/2021	$19,164	$21,621	$18,210	$24,878
8/31/2021	$19,594	$22,112	$18,594	$25,635
9/30/2021	$19,123	$21,417	$18,099	$24,443
10/31/2021	$20,139	$22,467	$18,958	$26,155
11/30/2021	$19,630	$21,529	$18,298	$25,974
12/31/2021	$20,714	$22,235	$19,250	$27,138
1/31/2022	$18,891	$20,385	$18,272	$25,734
2/28/2022	$18,938	$20,614	$18,570	$24,963
3/31/2022	$18,704	$20,942	$18,961	$25,890
4/30/2022	$17,302	$19,158	$17,676	$23,632
5/31/2022	$17,536	$19,222	$18,014	$23,676
6/30/2022	$15,816	$17,386	$16,043	$21,721
7/31/2022	$17,340	$19,185	$17,596	$23,724
8/31/2022	$16,573	$18,675	$17,044	$22,757
9/30/2022	$14,965	$16,896	$15,320	$20,661
10/31/2022	$16,311	$18,517	$16,938	$22,334
11/30/2022	$17,082	$19,299	$17,789	$23,582
12/31/2022	$16,206	$18,151	$16,731	$22,223
1/31/2023	$17,530	$19,966	$18,403	$23,619
2/28/2023	$17,184	$19,497	$17,882	$23,043
3/31/2023	$16,827	$18,766	$16,965	$23,889
4/30/2023	$16,776	$18,522	$16,739	$24,262
5/31/2023	$16,441	$18,197	$16,261	$24,367
6/30/2023	$17,652	$19,747	$17,706	$25,977
7/31/2023	$18,303	$20,729	$18,744	$26,812
8/31/2023	$17,917	$19,915	$18,023	$26,385
9/30/2023	$17,143	$18,803	$17,058	$25,127
10/31/2023	$16,349	$17,661	$16,101	$24,599
11/30/2023	$17,550	$19,250	$17,562	$26,845
12/31/2023	$18,936	$21,314	$19,405	$28,065
1/31/2024	$18,781	$20,756	$18,861	$28,536
2/29/2024	$19,971	$21,885	$19,617	$30,060
3/31/2024	$20,830	$22,788	$20,583	$31,027
4/30/2024	$19,516	$21,262	$19,289	$29,760
5/31/2024	$20,488	$22,146	$20,102	$31,236
6/30/2024	$20,095	$21,814	$19,697	$32,356
7/31/2024	$21,533	$23,435	$21,292	$32,750
8/31/2024	$21,595	$23,375	$21,291	$33,545
9/30/2024	$21,833	$23,723	$21,593	$34,261
10/31/2024	$21,575	$23,503	$21,321	$33,950

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class F at NAV	31.96%	10.16%	7.99%
Russell 2500 Index	33.08%	9.81%	8.92%
Russell 2500 Value Index	32.42%	9.39%	7.87%
S&P 500 IndexFootnote Reference*	38.02%	15.27%	13.00%
Footnote	Description
Footnote*	The Fund has adopted the S&P 500 Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of October 31, 2024)

Total Net Assets	$1,361,566,024
# of Portfolio Holdings	66
Portfolio Turnover Rate	33%
Total Advisory Fees Paid	$9,178,716

What did the Fund invest in?

(as of October 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.53%
Consumer Discretionary	10.13%
Consumer Staples	2.20%
Energy	5.46%
Financials	17.09%
Health Care	10.35%
Industrials	21.18%
Information Technology	17.32%
Materials	5.85%
Real Estate	3.77%
Utilities	2.51%
Repurchase Agreements	1.03%
Money Market FundsFootnote Reference(a)	1.42%
Time DepositsFootnote Reference(a)	0.16%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class F

LVOFX

Lord Abbett Value Opportunities Fund

Annual Shareholder Report

October 31, 2024

lordabbett.com/FundDocuments

TSR-A-1029-F

12/24

Class F3

LVOOX

Lord Abbett Value Opportunities Fund

Annual Shareholder Report

October 31, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Value Opportunities Fund for the period of November 1, 2023 to October 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$96	0.83%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Fund returned 32.28%, reflecting performance at the net asset value (NAV) of Class F3 shares, compared to the 33.08% of a securities market index with investment characteristics similar to those of the Fund, the Russell 2500 Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 38.02% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve (Fed) lowering its policy rate by 50 basis points in September. There were also increased expectations for further rate cuts in 2024, which was influenced by mixed economic data, including softer consumer price index (CPI) reports and fluctuating job market indicators, which sparked recession fears but were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to Commvault Systems, Inc. Security selection within the Industrials sector also contributed to relative performance, led by an overweight allocation to EMCOR Group, Inc.

Top detractors from performance: Security selection within the Health Care sector detracted from relative performance, led by an overweight allocation to Molina Healthcare Inc. Security selection within the Consumer Discretionary sector also detracted from relative performance, led by an overweight allocation to YETI Holdings, Inc.

Fund Performance

Total Return Based on $10,000 Investment

	Class F3	Russell 2500 Index	Russell 2500 Value Index	S&P 500 Index
4/4/2017	$10,000	$10,000	$10,000	$10,000
4/30/2017	$10,054	$10,172	$10,057	$10,112
5/31/2017	$10,099	$10,058	$9,839	$10,254
6/30/2017	$10,286	$10,309	$10,100	$10,318
7/31/2017	$10,296	$10,416	$10,178	$10,530
8/31/2017	$10,222	$10,330	$10,002	$10,562
9/30/2017	$10,538	$10,798	$10,487	$10,780
10/31/2017	$10,691	$10,965	$10,544	$11,032
11/30/2017	$10,958	$11,326	$10,890	$11,370
12/31/2017	$10,995	$11,364	$10,933	$11,496
1/31/2018	$11,220	$11,710	$11,071	$12,155
2/28/2018	$10,685	$11,229	$10,527	$11,707
3/31/2018	$10,716	$11,337	$10,643	$11,409
4/30/2018	$10,653	$11,363	$10,759	$11,453
5/31/2018	$11,016	$11,898	$11,201	$11,729
6/30/2018	$11,037	$11,984	$11,260	$11,801
7/31/2018	$11,373	$12,216	$11,484	$12,240
8/31/2018	$11,772	$12,740	$11,745	$12,639
9/30/2018	$11,777	$12,547	$11,561	$12,711
10/31/2018	$10,706	$11,273	$10,573	$11,842
11/30/2018	$10,879	$11,486	$10,773	$12,083
12/31/2018	$9,728	$10,227	$9,582	$10,992
1/31/2019	$10,624	$11,405	$10,653	$11,873
2/28/2019	$10,994	$11,943	$10,985	$12,254
3/31/2019	$10,896	$11,845	$10,839	$12,493
4/30/2019	$11,243	$12,260	$11,219	$12,998
5/31/2019	$10,358	$11,388	$10,373	$12,172
6/30/2019	$11,081	$12,196	$11,044	$13,030
7/31/2019	$11,069	$12,322	$11,116	$13,218
8/31/2019	$10,936	$11,829	$10,574	$13,008
9/30/2019	$11,237	$12,039	$11,058	$13,252
10/31/2019	$11,306	$12,270	$11,218	$13,539
11/30/2019	$11,708	$12,796	$11,493	$14,030
12/31/2019	$11,992	$13,067	$11,840	$14,453
1/31/2020	$11,889	$12,801	$11,408	$14,448
2/29/2020	$10,808	$11,728	$10,308	$13,258
3/31/2020	$8,957	$9,183	$7,738	$11,621
4/30/2020	$10,116	$10,519	$8,762	$13,111
5/31/2020	$10,853	$11,296	$9,162	$13,735
6/30/2020	$10,912	$11,623	$9,332	$14,008
7/31/2020	$11,397	$12,086	$9,613	$14,798
8/31/2020	$11,585	$12,633	$10,049	$15,862
9/30/2020	$11,378	$12,306	$9,663	$15,259
10/31/2020	$11,611	$12,529	$9,881	$14,853
11/30/2020	$13,131	$14,570	$11,610	$16,479
12/31/2020	$13,862	$15,679	$12,417	$17,113
1/31/2021	$13,821	$16,063	$12,691	$16,940
2/28/2021	$15,037	$17,111	$13,821	$17,407
3/31/2021	$15,502	$17,393	$14,507	$18,169
4/30/2021	$16,329	$18,088	$15,130	$19,139
5/31/2021	$16,240	$18,125	$15,437	$19,273
6/30/2021	$16,083	$18,339	$15,233	$19,723
7/31/2021	$16,356	$18,018	$15,010	$20,191
8/31/2021	$16,725	$18,427	$15,326	$20,805
9/30/2021	$16,322	$17,848	$14,918	$19,838
10/31/2021	$17,190	$18,723	$15,626	$21,227
11/30/2021	$16,758	$17,942	$15,082	$21,080
12/31/2021	$17,690	$18,530	$15,867	$22,025
1/31/2022	$16,134	$16,988	$15,060	$20,885
2/28/2022	$16,172	$17,179	$15,306	$20,260
3/31/2022	$15,980	$17,452	$15,629	$21,012
4/30/2022	$14,785	$15,965	$14,569	$19,180
5/31/2022	$14,986	$16,019	$14,848	$19,215
6/30/2022	$13,522	$14,489	$13,223	$17,629
7/31/2022	$14,824	$15,988	$14,503	$19,254
8/31/2022	$14,169	$15,563	$14,048	$18,469
9/30/2022	$12,798	$14,080	$12,628	$16,768
10/31/2022	$13,953	$15,431	$13,961	$18,126
11/30/2022	$14,612	$16,083	$14,662	$19,139
12/31/2022	$13,866	$15,126	$13,791	$18,036
1/31/2023	$15,006	$16,639	$15,169	$19,169
2/28/2023	$14,712	$16,248	$14,739	$18,702
3/31/2023	$14,402	$15,639	$13,983	$19,388
4/30/2023	$14,360	$15,435	$13,797	$19,691
5/31/2023	$14,076	$15,164	$13,403	$19,777
6/30/2023	$15,115	$16,456	$14,594	$21,083
7/31/2023	$15,676	$17,274	$15,450	$21,761
8/31/2023	$15,349	$16,596	$14,855	$21,414
9/30/2023	$14,687	$15,669	$14,060	$20,393
10/31/2023	$14,009	$14,718	$13,271	$19,964
11/30/2023	$15,044	$16,042	$14,476	$21,788
12/31/2023	$16,237	$17,762	$15,995	$22,777
1/31/2024	$16,101	$17,297	$15,546	$23,160
2/29/2024	$17,124	$18,238	$16,169	$24,397
3/31/2024	$17,865	$18,991	$16,966	$25,182
4/30/2024	$16,740	$17,719	$15,899	$24,153
5/31/2024	$17,575	$18,456	$16,569	$25,351
6/30/2024	$17,243	$18,179	$16,235	$26,260
7/31/2024	$18,479	$19,530	$17,550	$26,580
8/31/2024	$18,538	$19,479	$17,549	$27,225
9/30/2024	$18,743	$19,769	$17,798	$27,806
10/31/2024	$18,530	$19,586	$17,574	$27,554

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 4/4/17
Class F3 at NAV	32.28%	10.38%	8.48%
Russell 2500 Index	33.08%	9.81%	9.28%
Russell 2500 Value Index	32.42%	9.39%	7.73%
S&P 500 IndexFootnote Reference*	38.02%	15.27%	14.32%
Footnote	Description
Footnote*	The Fund has adopted the S&P 500 Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of October 31, 2024)

Total Net Assets	$1,361,566,024
# of Portfolio Holdings	66
Portfolio Turnover Rate	33%
Total Advisory Fees Paid	$9,178,716

What did the Fund invest in?

(as of October 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.53%
Consumer Discretionary	10.13%
Consumer Staples	2.20%
Energy	5.46%
Financials	17.09%
Health Care	10.35%
Industrials	21.18%
Information Technology	17.32%
Materials	5.85%
Real Estate	3.77%
Utilities	2.51%
Repurchase Agreements	1.03%
Money Market FundsFootnote Reference(a)	1.42%
Time DepositsFootnote Reference(a)	0.16%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class F3

LVOOX

Lord Abbett Value Opportunities Fund

Annual Shareholder Report

October 31, 2024

lordabbett.com/FundDocuments

TSR-A-8983-F3

12/24

Class I

LVOYX

Lord Abbett Value Opportunities Fund

Annual Shareholder Report

October 31, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Value Opportunities Fund for the period of November 1, 2023 to October 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$108	0.93%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Fund returned 32.08%, reflecting performance at the net asset value (NAV) of Class I shares, compared to the 33.08% of a securities market index with investment characteristics similar to those of the Fund, the Russell 2500 Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 38.02% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve (Fed) lowering its policy rate by 50 basis points in September. There were also increased expectations for further rate cuts in 2024, which was influenced by mixed economic data, including softer consumer price index (CPI) reports and fluctuating job market indicators, which sparked recession fears but were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to Commvault Systems, Inc. Security selection within the Industrials sector also contributed to relative performance, led by an overweight allocation to EMCOR Group, Inc.

Top detractors from performance: Security selection within the Health Care sector detracted from relative performance, led by an overweight allocation to Molina Healthcare Inc. Security selection within the Consumer Discretionary sector also detracted from relative performance, led by an overweight allocation to YETI Holdings, Inc.

Fund Performance

Total Return Based on $10,000 Investment

	Class I	Russell 2500 Index	Russell 2500 Value Index	S&P 500 Index
10/31/2014	$10,000	$10,000	$10,000	$10,000
11/30/2014	$10,270	$10,087	$10,012	$10,269
12/31/2014	$10,373	$10,224	$10,157	$10,243
1/31/2015	$10,095	$10,015	$9,900	$9,936
2/28/2015	$10,713	$10,612	$10,357	$10,507
3/31/2015	$10,806	$10,753	$10,463	$10,340
4/30/2015	$10,703	$10,564	$10,314	$10,440
5/31/2015	$10,791	$10,791	$10,440	$10,574
6/30/2015	$10,791	$10,716	$10,331	$10,369
7/31/2015	$10,816	$10,696	$10,177	$10,586
8/31/2015	$10,285	$10,063	$9,682	$9,948
9/30/2015	$9,930	$9,612	$9,340	$9,702
10/31/2015	$10,394	$10,150	$9,894	$10,520
11/30/2015	$10,453	$10,349	$10,061	$10,551
12/31/2015	$10,098	$9,928	$9,600	$10,385
1/31/2016	$9,577	$9,136	$9,011	$9,869
2/29/2016	$9,616	$9,200	$9,108	$9,856
3/31/2016	$10,408	$9,967	$9,920	$10,525
4/30/2016	$10,497	$10,113	$10,112	$10,566
5/31/2016	$10,713	$10,327	$10,291	$10,755
6/30/2016	$10,680	$10,323	$10,353	$10,783
7/31/2016	$11,045	$10,861	$10,824	$11,181
8/31/2016	$11,178	$10,948	$10,921	$11,196
9/30/2016	$11,140	$11,000	$10,992	$11,199
10/31/2016	$10,868	$10,554	$10,663	$10,994
11/30/2016	$11,718	$11,451	$11,686	$11,401
12/31/2016	$11,788	$11,674	$12,019	$11,627
1/31/2017	$11,912	$11,836	$12,085	$11,847
2/28/2017	$12,099	$12,121	$12,310	$12,318
3/31/2017	$11,941	$12,112	$12,214	$12,332
4/30/2017	$11,918	$12,206	$12,202	$12,459
5/31/2017	$11,970	$12,069	$11,937	$12,634
6/30/2017	$12,187	$12,371	$12,254	$12,713
7/31/2017	$12,199	$12,499	$12,349	$12,974
8/31/2017	$12,111	$12,395	$12,135	$13,014
9/30/2017	$12,486	$12,957	$12,723	$13,283
10/31/2017	$12,662	$13,158	$12,793	$13,593
11/30/2017	$12,972	$13,590	$13,211	$14,009
12/31/2017	$13,016	$13,636	$13,264	$14,165
1/31/2018	$13,284	$14,052	$13,431	$14,976
2/28/2018	$12,648	$13,474	$12,772	$14,424
3/31/2018	$12,685	$13,603	$12,912	$14,058
4/30/2018	$12,610	$13,636	$13,053	$14,112
5/31/2018	$13,041	$14,277	$13,589	$14,451
6/30/2018	$13,066	$14,380	$13,661	$14,540
7/31/2018	$13,459	$14,658	$13,933	$15,081
8/31/2018	$13,933	$15,287	$14,250	$15,573
9/30/2018	$13,939	$15,055	$14,027	$15,662
10/31/2018	$12,660	$13,527	$12,827	$14,591
11/30/2018	$12,863	$13,782	$13,070	$14,888
12/31/2018	$11,503	$12,272	$11,625	$13,544
1/31/2019	$12,561	$13,685	$12,924	$14,629
2/28/2019	$13,000	$14,331	$13,328	$15,099
3/31/2019	$12,877	$14,213	$13,150	$15,393
4/30/2019	$13,289	$14,711	$13,611	$16,016
5/31/2019	$12,245	$13,665	$12,584	$14,998
6/30/2019	$13,097	$14,634	$13,399	$16,055
7/31/2019	$13,083	$14,786	$13,486	$16,286
8/31/2019	$12,925	$14,195	$12,829	$16,028
9/30/2019	$13,275	$14,447	$13,416	$16,328
10/31/2019	$13,358	$14,723	$13,609	$16,681
11/30/2019	$13,825	$15,355	$13,943	$17,287
12/31/2019	$14,163	$15,680	$14,364	$17,809
1/31/2020	$14,040	$15,361	$13,841	$17,802
2/29/2020	$12,763	$14,073	$12,506	$16,336
3/31/2020	$10,578	$11,019	$9,388	$14,319
4/30/2020	$11,940	$12,623	$10,630	$16,154
5/31/2020	$12,809	$13,555	$11,115	$16,923
6/30/2020	$12,879	$13,947	$11,322	$17,260
7/31/2020	$13,448	$14,502	$11,663	$18,233
8/31/2020	$13,679	$15,159	$12,192	$19,544
9/30/2020	$13,425	$14,767	$11,723	$18,801
10/31/2020	$13,702	$15,035	$11,988	$18,301
11/30/2020	$15,500	$17,484	$14,085	$20,305
12/31/2020	$16,353	$18,815	$15,065	$21,085
1/31/2021	$16,312	$19,276	$15,398	$20,872
2/28/2021	$17,742	$20,533	$16,768	$21,448
3/31/2021	$18,286	$20,871	$17,600	$22,387
4/30/2021	$19,261	$21,705	$18,356	$23,582
5/31/2021	$19,156	$21,750	$18,728	$23,747
6/30/2021	$18,969	$22,007	$18,481	$24,301
7/31/2021	$19,286	$21,621	$18,210	$24,878
8/31/2021	$19,716	$22,112	$18,594	$25,635
9/30/2021	$19,253	$21,417	$18,099	$24,443
10/31/2021	$20,268	$22,467	$18,958	$26,155
11/30/2021	$19,762	$21,529	$18,298	$25,974
12/31/2021	$20,853	$22,235	$19,250	$27,138
1/31/2022	$19,028	$20,385	$18,272	$25,734
2/28/2022	$19,065	$20,614	$18,570	$24,963
3/31/2022	$18,836	$20,942	$18,961	$25,890
4/30/2022	$17,423	$19,158	$17,676	$23,632
5/31/2022	$17,662	$19,222	$18,014	$23,676
6/30/2022	$15,938	$17,386	$16,043	$21,721
7/31/2022	$17,469	$19,185	$17,596	$23,724
8/31/2022	$16,699	$18,675	$17,044	$22,757
9/30/2022	$15,085	$16,896	$15,320	$20,661
10/31/2022	$16,442	$18,517	$16,938	$22,334
11/30/2022	$17,214	$19,299	$17,789	$23,582
12/31/2022	$16,326	$18,151	$16,731	$22,223
1/31/2023	$17,673	$19,966	$18,403	$23,619
2/28/2023	$17,324	$19,497	$17,882	$23,043
3/31/2023	$16,955	$18,766	$16,965	$23,889
4/30/2023	$16,915	$18,522	$16,739	$24,262
5/31/2023	$16,576	$18,197	$16,261	$24,367
6/30/2023	$17,803	$19,747	$17,706	$25,977
7/31/2023	$18,452	$20,729	$18,744	$26,812
8/31/2023	$18,072	$19,915	$18,023	$26,385
9/30/2023	$17,284	$18,803	$17,058	$25,127
10/31/2023	$16,496	$17,661	$16,101	$24,599
11/30/2023	$17,707	$19,250	$17,562	$26,845
12/31/2023	$19,108	$21,314	$19,405	$28,065
1/31/2024	$18,945	$20,756	$18,861	$28,536
2/29/2024	$20,144	$21,885	$19,617	$30,060
3/31/2024	$21,017	$22,788	$20,583	$31,027
4/30/2024	$19,697	$21,262	$19,289	$29,760
5/31/2024	$20,671	$22,146	$20,102	$31,236
6/30/2024	$20,276	$21,814	$19,697	$32,356
7/31/2024	$21,738	$23,435	$21,292	$32,750
8/31/2024	$21,798	$23,375	$21,291	$33,545
9/30/2024	$22,042	$23,723	$21,593	$34,261
10/31/2024	$21,788	$23,503	$21,321	$33,950

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class I at NAV	32.08%	10.28%	8.10%
Russell 2500 Index	33.08%	9.81%	8.92%
Russell 2500 Value Index	32.42%	9.39%	7.87%
S&P 500 IndexFootnote Reference*	38.02%	15.27%	13.00%
Footnote	Description
Footnote*	The Fund has adopted the S&P 500 Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of October 31, 2024)

Total Net Assets	$1,361,566,024
# of Portfolio Holdings	66
Portfolio Turnover Rate	33%
Total Advisory Fees Paid	$9,178,716

What did the Fund invest in?

(as of October 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.53%
Consumer Discretionary	10.13%
Consumer Staples	2.20%
Energy	5.46%
Financials	17.09%
Health Care	10.35%
Industrials	21.18%
Information Technology	17.32%
Materials	5.85%
Real Estate	3.77%
Utilities	2.51%
Repurchase Agreements	1.03%
Money Market FundsFootnote Reference(a)	1.42%
Time DepositsFootnote Reference(a)	0.16%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class I

LVOYX

Lord Abbett Value Opportunities Fund

Annual Shareholder Report

October 31, 2024

lordabbett.com/FundDocuments

TSR-A-594-I

12/24

Class P

LVOPX

Lord Abbett Value Opportunities Fund

Annual Shareholder Report

October 31, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Value Opportunities Fund for the period of November 1, 2023 to October 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$160	1.38%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Fund returned 31.53%, reflecting performance at the net asset value (NAV) of Class P shares, compared to the 33.08% of a securities market index with investment characteristics similar to those of the Fund, the Russell 2500 Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 38.02% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve (Fed) lowering its policy rate by 50 basis points in September. There were also increased expectations for further rate cuts in 2024, which was influenced by mixed economic data, including softer consumer price index (CPI) reports and fluctuating job market indicators, which sparked recession fears but were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to Commvault Systems, Inc. Security selection within the Industrials sector also contributed to relative performance, led by an overweight allocation to EMCOR Group, Inc.

Top detractors from performance: Security selection within the Health Care sector detracted from relative performance, led by an overweight allocation to Molina Healthcare Inc. Security selection within the Consumer Discretionary sector also detracted from relative performance, led by an overweight allocation to YETI Holdings, Inc.

Fund Performance

Total Return Based on $10,000 Investment

	Class P	Russell 2500 Index	Russell 2500 Value Index	S&P 500 Index
10/31/2014	$10,000	$10,000	$10,000	$10,000
11/30/2014	$10,264	$10,087	$10,012	$10,269
12/31/2014	$10,366	$10,224	$10,157	$10,243
1/31/2015	$10,082	$10,015	$9,900	$9,936
2/28/2015	$10,697	$10,612	$10,357	$10,507
3/31/2015	$10,788	$10,753	$10,463	$10,340
4/30/2015	$10,676	$10,564	$10,314	$10,440
5/31/2015	$10,761	$10,791	$10,440	$10,574
6/30/2015	$10,761	$10,716	$10,331	$10,369
7/31/2015	$10,783	$10,696	$10,177	$10,586
8/31/2015	$10,248	$10,063	$9,682	$9,948
9/30/2015	$9,890	$9,612	$9,340	$9,702
10/31/2015	$10,350	$10,150	$9,894	$10,520
11/30/2015	$10,406	$10,349	$10,061	$10,551
12/31/2015	$10,048	$9,928	$9,600	$10,385
1/31/2016	$9,524	$9,136	$9,011	$9,869
2/29/2016	$9,559	$9,200	$9,108	$9,856
3/31/2016	$10,348	$9,967	$9,920	$10,525
4/30/2016	$10,423	$10,113	$10,112	$10,566
5/31/2016	$10,642	$10,327	$10,291	$10,755
6/30/2016	$10,596	$10,323	$10,353	$10,783
7/31/2016	$10,959	$10,861	$10,824	$11,181
8/31/2016	$11,085	$10,948	$10,921	$11,196
9/30/2016	$11,045	$11,000	$10,992	$11,199
10/31/2016	$10,774	$10,554	$10,663	$10,994
11/30/2016	$11,614	$11,451	$11,686	$11,401
12/31/2016	$11,675	$11,674	$12,019	$11,627
1/31/2017	$11,791	$11,836	$12,085	$11,847
2/28/2017	$11,974	$12,121	$12,310	$12,318
3/31/2017	$11,810	$12,112	$12,214	$12,332
4/30/2017	$11,785	$12,206	$12,202	$12,459
5/31/2017	$11,828	$12,069	$11,937	$12,634
6/30/2017	$12,042	$12,371	$12,254	$12,713
7/31/2017	$12,048	$12,499	$12,349	$12,974
8/31/2017	$11,956	$12,395	$12,135	$13,014
9/30/2017	$12,322	$12,957	$12,723	$13,283
10/31/2017	$12,493	$13,158	$12,793	$13,593
11/30/2017	$12,796	$13,590	$13,211	$14,009
12/31/2017	$12,835	$13,636	$13,264	$14,165
1/31/2018	$13,089	$14,052	$13,431	$14,976
2/28/2018	$12,458	$13,474	$12,772	$14,424
3/31/2018	$12,490	$13,603	$12,912	$14,058
4/30/2018	$12,419	$13,636	$13,053	$14,112
5/31/2018	$12,835	$14,277	$13,589	$14,451
6/30/2018	$12,848	$14,380	$13,661	$14,540
7/31/2018	$13,232	$14,658	$13,933	$15,081
8/31/2018	$13,693	$15,287	$14,250	$15,573
9/30/2018	$13,693	$15,055	$14,027	$15,662
10/31/2018	$12,432	$13,527	$12,827	$14,591
11/30/2018	$12,629	$13,782	$13,070	$14,888
12/31/2018	$11,287	$12,272	$11,625	$13,544
1/31/2019	$12,321	$13,685	$12,924	$14,629
2/28/2019	$12,751	$14,331	$13,328	$15,099
3/31/2019	$12,622	$14,213	$13,150	$15,393
4/30/2019	$13,024	$14,711	$13,611	$16,016
5/31/2019	$11,991	$13,665	$12,584	$14,998
6/30/2019	$12,823	$14,634	$13,399	$16,055
7/31/2019	$12,801	$14,786	$13,486	$16,286
8/31/2019	$12,644	$14,195	$12,829	$16,028
9/30/2019	$12,988	$14,447	$13,416	$16,328
10/31/2019	$13,060	$14,723	$13,609	$16,681
11/30/2019	$13,513	$15,355	$13,943	$17,287
12/31/2019	$13,844	$15,680	$14,364	$17,809
1/31/2020	$13,715	$15,361	$13,841	$17,802
2/29/2020	$12,465	$14,073	$12,506	$16,336
3/31/2020	$10,320	$11,019	$9,388	$14,319
4/30/2020	$11,651	$12,623	$10,630	$16,154
5/31/2020	$12,497	$13,555	$11,115	$16,923
6/30/2020	$12,554	$13,947	$11,322	$17,260
7/31/2020	$13,110	$14,502	$11,663	$18,233
8/31/2020	$13,320	$15,159	$12,192	$19,544
9/30/2020	$13,078	$14,767	$11,723	$18,801
10/31/2020	$13,344	$15,035	$11,988	$18,301
11/30/2020	$15,080	$17,484	$14,085	$20,305
12/31/2020	$15,914	$18,815	$15,065	$21,085
1/31/2021	$15,863	$19,276	$15,398	$20,872
2/28/2021	$17,250	$20,533	$16,768	$21,448
3/31/2021	$17,769	$20,871	$17,600	$22,387
4/30/2021	$18,705	$21,705	$18,356	$23,582
5/31/2021	$18,594	$21,750	$18,728	$23,747
6/30/2021	$18,407	$22,007	$18,481	$24,301
7/31/2021	$18,713	$21,621	$18,210	$24,878
8/31/2021	$19,122	$22,112	$18,594	$25,635
9/30/2021	$18,662	$21,417	$18,099	$24,443
10/31/2021	$19,641	$22,467	$18,958	$26,155
11/30/2021	$19,143	$21,529	$18,298	$25,974
12/31/2021	$20,199	$22,235	$19,250	$27,138
1/31/2022	$18,417	$20,385	$18,272	$25,734
2/28/2022	$18,446	$20,614	$18,570	$24,963
3/31/2022	$18,223	$20,942	$18,961	$25,890
4/30/2022	$16,848	$19,158	$17,676	$23,632
5/31/2022	$17,071	$19,222	$18,014	$23,676
6/30/2022	$15,396	$17,386	$16,043	$21,721
7/31/2022	$16,868	$19,185	$17,596	$23,724
8/31/2022	$16,112	$18,675	$17,044	$22,757
9/30/2022	$14,553	$16,896	$15,320	$20,661
10/31/2022	$15,861	$18,517	$16,938	$22,334
11/30/2022	$16,596	$19,299	$17,789	$23,582
12/31/2022	$15,740	$18,151	$16,731	$22,223
1/31/2023	$17,029	$19,966	$18,403	$23,619
2/28/2023	$16,691	$19,497	$17,882	$23,043
3/31/2023	$16,332	$18,766	$16,965	$23,889
4/30/2023	$16,279	$18,522	$16,739	$24,262
5/31/2023	$15,940	$18,197	$16,261	$24,367
6/30/2023	$17,114	$19,747	$17,706	$25,977
7/31/2023	$17,748	$20,729	$18,744	$26,812
8/31/2023	$17,367	$19,915	$18,023	$26,385
9/30/2023	$16,606	$18,803	$17,058	$25,127
10/31/2023	$15,835	$17,661	$16,101	$24,599
11/30/2023	$16,996	$19,250	$17,562	$26,845
12/31/2023	$18,338	$21,314	$19,405	$28,065
1/31/2024	$18,177	$20,756	$18,861	$28,536
2/29/2024	$19,314	$21,885	$19,617	$30,060
3/31/2024	$20,151	$22,788	$20,583	$31,027
4/30/2024	$18,874	$21,262	$19,289	$29,760
5/31/2024	$19,797	$22,146	$20,102	$31,236
6/30/2024	$19,421	$21,814	$19,697	$32,356
7/31/2024	$20,805	$23,435	$21,292	$32,750
8/31/2024	$20,859	$23,375	$21,291	$33,545
9/30/2024	$21,074	$23,723	$21,593	$34,261
10/31/2024	$20,827	$23,503	$21,321	$33,950

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class P at NAV	31.53%	9.78%	7.61%
Russell 2500 Index	33.08%	9.81%	8.92%
Russell 2500 Value Index	32.42%	9.39%	7.87%
S&P 500 IndexFootnote Reference*	38.02%	15.27%	13.00%
Footnote	Description
Footnote*	The Fund has adopted the S&P 500 Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of October 31, 2024)

Total Net Assets	$1,361,566,024
# of Portfolio Holdings	66
Portfolio Turnover Rate	33%
Total Advisory Fees Paid	$9,178,716

What did the Fund invest in?

(as of October 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.53%
Consumer Discretionary	10.13%
Consumer Staples	2.20%
Energy	5.46%
Financials	17.09%
Health Care	10.35%
Industrials	21.18%
Information Technology	17.32%
Materials	5.85%
Real Estate	3.77%
Utilities	2.51%
Repurchase Agreements	1.03%
Money Market FundsFootnote Reference(a)	1.42%
Time DepositsFootnote Reference(a)	0.16%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class P

LVOPX

Lord Abbett Value Opportunities Fund

Annual Shareholder Report

October 31, 2024

lordabbett.com/FundDocuments

TSR-A-595-P

12/24

Class R2

LVOQX

Lord Abbett Value Opportunities Fund

Annual Shareholder Report

October 31, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Value Opportunities Fund for the period of November 1, 2023 to October 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R2	$177	1.53%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Fund returned 31.29%, reflecting performance at the net asset value (NAV) of Class R2 shares, compared to the 33.08% of a securities market index with investment characteristics similar to those of the Fund, the Russell 2500 Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 38.02% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve (Fed) lowering its policy rate by 50 basis points in September. There were also increased expectations for further rate cuts in 2024, which was influenced by mixed economic data, including softer consumer price index (CPI) reports and fluctuating job market indicators, which sparked recession fears but were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to Commvault Systems, Inc. Security selection within the Industrials sector also contributed to relative performance, led by an overweight allocation to EMCOR Group, Inc.

Top detractors from performance: Security selection within the Health Care sector detracted from relative performance, led by an overweight allocation to Molina Healthcare Inc. Security selection within the Consumer Discretionary sector also detracted from relative performance, led by an overweight allocation to YETI Holdings, Inc.

Fund Performance

Total Return Based on $10,000 Investment

	Class R2	Russell 2500 Index	Russell 2500 Value Index	S&P 500 Index
10/31/2014	$10,000	$10,000	$10,000	$10,000
11/30/2014	$10,262	$10,087	$10,012	$10,269
12/31/2014	$10,365	$10,224	$10,157	$10,243
1/31/2015	$10,078	$10,015	$9,900	$9,936
2/28/2015	$10,690	$10,612	$10,357	$10,507
3/31/2015	$10,782	$10,753	$10,463	$10,340
4/30/2015	$10,668	$10,564	$10,314	$10,440
5/31/2015	$10,750	$10,791	$10,440	$10,574
6/30/2015	$10,750	$10,716	$10,331	$10,369
7/31/2015	$10,766	$10,696	$10,177	$10,586
8/31/2015	$10,235	$10,063	$9,682	$9,948
9/30/2015	$9,878	$9,612	$9,340	$9,702
10/31/2015	$10,333	$10,150	$9,894	$10,520
11/30/2015	$10,384	$10,349	$10,061	$10,551
12/31/2015	$10,027	$9,928	$9,600	$10,385
1/31/2016	$9,507	$9,136	$9,011	$9,869
2/29/2016	$9,536	$9,200	$9,108	$9,856
3/31/2016	$10,325	$9,967	$9,920	$10,525
4/30/2016	$10,401	$10,113	$10,112	$10,566
5/31/2016	$10,612	$10,327	$10,291	$10,755
6/30/2016	$10,571	$10,323	$10,353	$10,783
7/31/2016	$10,933	$10,861	$10,824	$11,181
8/31/2016	$11,056	$10,948	$10,921	$11,196
9/30/2016	$11,015	$11,000	$10,992	$11,199
10/31/2016	$10,740	$10,554	$10,663	$10,994
11/30/2016	$11,574	$11,451	$11,686	$11,401
12/31/2016	$11,636	$11,674	$12,019	$11,627
1/31/2017	$11,748	$11,836	$12,085	$11,847
2/28/2017	$11,934	$12,121	$12,310	$12,318
3/31/2017	$11,766	$12,112	$12,214	$12,332
4/30/2017	$11,741	$12,206	$12,202	$12,459
5/31/2017	$11,785	$12,069	$11,937	$12,634
6/30/2017	$11,996	$12,371	$12,254	$12,713
7/31/2017	$12,002	$12,499	$12,349	$12,974
8/31/2017	$11,903	$12,395	$12,135	$13,014
9/30/2017	$12,268	$12,957	$12,723	$13,283
10/31/2017	$12,436	$13,158	$12,793	$13,593
11/30/2017	$12,737	$13,590	$13,211	$14,009
12/31/2017	$12,776	$13,636	$13,264	$14,165
1/31/2018	$13,027	$14,052	$13,431	$14,976
2/28/2018	$12,399	$13,474	$12,772	$14,424
3/31/2018	$12,433	$13,603	$12,912	$14,058
4/30/2018	$12,353	$13,636	$13,053	$14,112
5/31/2018	$12,763	$14,277	$13,589	$14,451
6/30/2018	$12,783	$14,380	$13,661	$14,540
7/31/2018	$13,160	$14,658	$13,933	$15,081
8/31/2018	$13,622	$15,287	$14,250	$15,573
9/30/2018	$13,622	$15,055	$14,027	$15,662
10/31/2018	$12,373	$13,527	$12,827	$14,591
11/30/2018	$12,560	$13,782	$13,070	$14,888
12/31/2018	$11,230	$12,272	$11,625	$13,544
1/31/2019	$12,260	$13,685	$12,924	$14,629
2/28/2019	$12,677	$14,331	$13,328	$15,099
3/31/2019	$12,553	$14,213	$13,150	$15,393
4/30/2019	$12,948	$14,711	$13,611	$16,016
5/31/2019	$11,924	$13,665	$12,584	$14,998
6/30/2019	$12,750	$14,634	$13,399	$16,055
7/31/2019	$12,728	$14,786	$13,486	$16,286
8/31/2019	$12,568	$14,195	$12,829	$16,028
9/30/2019	$12,904	$14,447	$13,416	$16,328
10/31/2019	$12,977	$14,723	$13,609	$16,681
11/30/2019	$13,429	$15,355	$13,943	$17,287
12/31/2019	$13,750	$15,680	$14,364	$17,809
1/31/2020	$13,618	$15,361	$13,841	$17,802
2/29/2020	$12,376	$14,073	$12,506	$16,336
3/31/2020	$10,253	$11,019	$9,388	$14,319
4/30/2020	$11,570	$12,623	$10,630	$16,154
5/31/2020	$12,409	$13,555	$11,115	$16,923
6/30/2020	$12,458	$13,947	$11,322	$17,260
7/31/2020	$13,010	$14,502	$11,663	$18,233
8/31/2020	$13,223	$15,159	$12,192	$19,544
9/30/2020	$12,968	$14,767	$11,723	$18,801
10/31/2020	$13,232	$15,035	$11,988	$18,301
11/30/2020	$14,958	$17,484	$14,085	$20,305
12/31/2020	$15,775	$18,815	$15,065	$21,085
1/31/2021	$15,723	$19,276	$15,398	$20,872
2/28/2021	$17,097	$20,533	$16,768	$21,448
3/31/2021	$17,619	$20,871	$17,600	$22,387
4/30/2021	$18,541	$21,705	$18,356	$23,582
5/31/2021	$18,436	$21,750	$18,728	$23,747
6/30/2021	$18,245	$22,007	$18,481	$24,301
7/31/2021	$18,541	$21,621	$18,210	$24,878
8/31/2021	$18,950	$22,112	$18,594	$25,635
9/30/2021	$18,489	$21,417	$18,099	$24,443
10/31/2021	$19,454	$22,467	$18,958	$26,155
11/30/2021	$18,963	$21,529	$18,298	$25,974
12/31/2021	$19,996	$22,235	$19,250	$27,138
1/31/2022	$18,237	$20,385	$18,272	$25,734
2/28/2022	$18,267	$20,614	$18,570	$24,963
3/31/2022	$18,039	$20,942	$18,961	$25,890
4/30/2022	$16,677	$19,158	$17,676	$23,632
5/31/2022	$16,896	$19,222	$18,014	$23,676
6/30/2022	$15,236	$17,386	$16,043	$21,721
7/31/2022	$16,687	$19,185	$17,596	$23,724
8/31/2022	$15,942	$18,675	$17,044	$22,757
9/30/2022	$14,401	$16,896	$15,320	$20,661
10/31/2022	$15,683	$18,517	$16,938	$22,334
11/30/2022	$16,414	$19,299	$17,789	$23,582
12/31/2022	$15,566	$18,151	$16,731	$22,223
1/31/2023	$16,838	$19,966	$18,403	$23,619
2/28/2023	$16,501	$19,497	$17,882	$23,043
3/31/2023	$16,142	$18,766	$16,965	$23,889
4/30/2023	$16,088	$18,522	$16,739	$24,262
5/31/2023	$15,762	$18,197	$16,261	$24,367
6/30/2023	$16,914	$19,747	$17,706	$25,977
7/31/2023	$17,534	$20,729	$18,744	$26,812
8/31/2023	$17,153	$19,915	$18,023	$26,385
9/30/2023	$16,403	$18,803	$17,058	$25,127
10/31/2023	$15,642	$17,661	$16,101	$24,599
11/30/2023	$16,782	$19,250	$17,562	$26,845
12/31/2023	$18,096	$21,314	$19,405	$28,065
1/31/2024	$17,942	$20,756	$18,861	$28,536
2/29/2024	$19,068	$21,885	$19,617	$30,060
3/31/2024	$19,885	$22,788	$20,583	$31,027
4/30/2024	$18,626	$21,262	$19,289	$29,760
5/31/2024	$19,543	$22,146	$20,102	$31,236
6/30/2024	$19,156	$21,814	$19,697	$32,356
7/31/2024	$20,525	$23,435	$21,292	$32,750
8/31/2024	$20,570	$23,375	$21,291	$33,545
9/30/2024	$20,790	$23,723	$21,593	$34,261
10/31/2024	$20,536	$23,503	$21,321	$33,950

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class R2 at NAV	31.29%	9.62%	7.46%
Russell 2500 Index	33.08%	9.81%	8.92%
Russell 2500 Value Index	32.42%	9.39%	7.87%
S&P 500 IndexFootnote Reference*	38.02%	15.27%	13.00%
Footnote	Description
Footnote*	The Fund has adopted the S&P 500 Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of October 31, 2024)

Total Net Assets	$1,361,566,024
# of Portfolio Holdings	66
Portfolio Turnover Rate	33%
Total Advisory Fees Paid	$9,178,716

What did the Fund invest in?

(as of October 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.53%
Consumer Discretionary	10.13%
Consumer Staples	2.20%
Energy	5.46%
Financials	17.09%
Health Care	10.35%
Industrials	21.18%
Information Technology	17.32%
Materials	5.85%
Real Estate	3.77%
Utilities	2.51%
Repurchase Agreements	1.03%
Money Market FundsFootnote Reference(a)	1.42%
Time DepositsFootnote Reference(a)	0.16%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R2

LVOQX

Lord Abbett Value Opportunities Fund

Annual Shareholder Report

October 31, 2024

lordabbett.com/FundDocuments

TSR-A-2043-R2

12/24

Class R3

LVORX

Lord Abbett Value Opportunities Fund

Annual Shareholder Report

October 31, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Value Opportunities Fund for the period of November 1, 2023 to October 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$165	1.43%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Fund returned 31.42%, reflecting performance at the net asset value (NAV) of Class R3 shares, compared to the 33.08% of a securities market index with investment characteristics similar to those of the Fund, the Russell 2500 Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 38.02% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve (Fed) lowering its policy rate by 50 basis points in September. There were also increased expectations for further rate cuts in 2024, which was influenced by mixed economic data, including softer consumer price index (CPI) reports and fluctuating job market indicators, which sparked recession fears but were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to Commvault Systems, Inc. Security selection within the Industrials sector also contributed to relative performance, led by an overweight allocation to EMCOR Group, Inc.

Top detractors from performance: Security selection within the Health Care sector detracted from relative performance, led by an overweight allocation to Molina Healthcare Inc. Security selection within the Consumer Discretionary sector also detracted from relative performance, led by an overweight allocation to YETI Holdings, Inc.

Fund Performance

Total Return Based on $10,000 Investment

	Class R3	Russell 2500 Index	Russell 2500 Value Index	S&P 500 Index
10/31/2014	$10,000	$10,000	$10,000	$10,000
11/30/2014	$10,266	$10,087	$10,012	$10,269
12/31/2014	$10,363	$10,224	$10,157	$10,243
1/31/2015	$10,083	$10,015	$9,900	$9,936
2/28/2015	$10,692	$10,612	$10,357	$10,507
3/31/2015	$10,784	$10,753	$10,463	$10,340
4/30/2015	$10,676	$10,564	$10,314	$10,440
5/31/2015	$10,757	$10,791	$10,440	$10,574
6/30/2015	$10,757	$10,716	$10,331	$10,369
7/31/2015	$10,778	$10,696	$10,177	$10,586
8/31/2015	$10,239	$10,063	$9,682	$9,948
9/30/2015	$9,884	$9,612	$9,340	$9,702
10/31/2015	$10,342	$10,150	$9,894	$10,520
11/30/2015	$10,398	$10,349	$10,061	$10,551
12/31/2015	$10,038	$9,928	$9,600	$10,385
1/31/2016	$9,515	$9,136	$9,011	$9,869
2/29/2016	$9,550	$9,200	$9,108	$9,856
3/31/2016	$10,334	$9,967	$9,920	$10,525
4/30/2016	$10,416	$10,113	$10,112	$10,566
5/31/2016	$10,631	$10,327	$10,291	$10,755
6/30/2016	$10,590	$10,323	$10,353	$10,783
7/31/2016	$10,950	$10,861	$10,824	$11,181
8/31/2016	$11,072	$10,948	$10,921	$11,196
9/30/2016	$11,031	$11,000	$10,992	$11,199
10/31/2016	$10,758	$10,554	$10,663	$10,994
11/30/2016	$11,599	$11,451	$11,686	$11,401
12/31/2016	$11,661	$11,674	$12,019	$11,627
1/31/2017	$11,778	$11,836	$12,085	$11,847
2/28/2017	$11,963	$12,121	$12,310	$12,318
3/31/2017	$11,796	$12,112	$12,214	$12,332
4/30/2017	$11,772	$12,206	$12,202	$12,459
5/31/2017	$11,815	$12,069	$11,937	$12,634
6/30/2017	$12,024	$12,371	$12,254	$12,713
7/31/2017	$12,030	$12,499	$12,349	$12,974
8/31/2017	$11,938	$12,395	$12,135	$13,014
9/30/2017	$12,301	$12,957	$12,723	$13,283
10/31/2017	$12,474	$13,158	$12,793	$13,593
11/30/2017	$12,773	$13,590	$13,211	$14,009
12/31/2017	$12,812	$13,636	$13,264	$14,165
1/31/2018	$13,068	$14,052	$13,431	$14,976
2/28/2018	$12,438	$13,474	$12,772	$14,424
3/31/2018	$12,471	$13,603	$12,912	$14,058
4/30/2018	$12,392	$13,636	$13,053	$14,112
5/31/2018	$12,805	$14,277	$13,589	$14,451
6/30/2018	$12,825	$14,380	$13,661	$14,540
7/31/2018	$13,206	$14,658	$13,933	$15,081
8/31/2018	$13,665	$15,287	$14,250	$15,573
9/30/2018	$13,665	$15,055	$14,027	$15,662
10/31/2018	$12,418	$13,527	$12,827	$14,591
11/30/2018	$12,611	$13,782	$13,070	$14,888
12/31/2018	$11,269	$12,272	$11,625	$13,544
1/31/2019	$12,299	$13,685	$12,924	$14,629
2/28/2019	$12,727	$14,331	$13,328	$15,099
3/31/2019	$12,604	$14,213	$13,150	$15,393
4/30/2019	$13,002	$14,711	$13,611	$16,016
5/31/2019	$11,973	$13,665	$12,584	$14,998
6/30/2019	$12,799	$14,634	$13,399	$16,055
7/31/2019	$12,778	$14,786	$13,486	$16,286
8/31/2019	$12,618	$14,195	$12,829	$16,028
9/30/2019	$12,959	$14,447	$13,416	$16,328
10/31/2019	$13,031	$14,723	$13,609	$16,681
11/30/2019	$13,491	$15,355	$13,943	$17,287
12/31/2019	$13,809	$15,680	$14,364	$17,809
1/31/2020	$13,686	$15,361	$13,841	$17,802
2/29/2020	$12,439	$14,073	$12,506	$16,336
3/31/2020	$10,303	$11,019	$9,388	$14,319
4/30/2020	$11,624	$12,623	$10,630	$16,154
5/31/2020	$12,464	$13,555	$11,115	$16,923
6/30/2020	$12,529	$13,947	$11,322	$17,260
7/31/2020	$13,075	$14,502	$11,663	$18,233
8/31/2020	$13,287	$15,159	$12,192	$19,544
9/30/2020	$13,042	$14,767	$11,723	$18,801
10/31/2020	$13,303	$15,035	$11,988	$18,301
11/30/2020	$15,037	$17,484	$14,085	$20,305
12/31/2020	$15,864	$18,815	$15,065	$21,085
1/31/2021	$15,812	$19,276	$15,398	$20,872
2/28/2021	$17,198	$20,533	$16,768	$21,448
3/31/2021	$17,723	$20,871	$17,600	$22,387
4/30/2021	$18,653	$21,705	$18,356	$23,582
5/31/2021	$18,541	$21,750	$18,728	$23,747
6/30/2021	$18,360	$22,007	$18,481	$24,301
7/31/2021	$18,661	$21,621	$18,210	$24,878
8/31/2021	$19,066	$22,112	$18,594	$25,635
9/30/2021	$18,601	$21,417	$18,099	$24,443
10/31/2021	$19,582	$22,467	$18,958	$26,155
11/30/2021	$19,078	$21,529	$18,298	$25,974
12/31/2021	$20,128	$22,235	$19,250	$27,138
1/31/2022	$18,352	$20,385	$18,272	$25,734
2/28/2022	$18,391	$20,614	$18,570	$24,963
3/31/2022	$18,155	$20,942	$18,961	$25,890
4/30/2022	$16,791	$19,158	$17,676	$23,632
5/31/2022	$17,007	$19,222	$18,014	$23,676
6/30/2022	$15,339	$17,386	$16,043	$21,721
7/31/2022	$16,811	$19,185	$17,596	$23,724
8/31/2022	$16,065	$18,675	$17,044	$22,757
9/30/2022	$14,505	$16,896	$15,320	$20,661
10/31/2022	$15,800	$18,517	$16,938	$22,334
11/30/2022	$16,537	$19,299	$17,789	$23,582
12/31/2022	$15,679	$18,151	$16,731	$22,223
1/31/2023	$16,966	$19,966	$18,403	$23,619
2/28/2023	$16,623	$19,497	$17,882	$23,043
3/31/2023	$16,269	$18,766	$16,965	$23,889
4/30/2023	$16,215	$18,522	$16,739	$24,262
5/31/2023	$15,883	$18,197	$16,261	$24,367
6/30/2023	$17,052	$19,747	$17,706	$25,977
7/31/2023	$17,674	$20,729	$18,744	$26,812
8/31/2023	$17,299	$19,915	$18,023	$26,385
9/30/2023	$16,537	$18,803	$17,058	$25,127
10/31/2023	$15,776	$17,661	$16,101	$24,599
11/30/2023	$16,922	$19,250	$17,562	$26,845
12/31/2023	$18,261	$21,314	$19,405	$28,065
1/31/2024	$18,098	$20,756	$18,861	$28,536
2/29/2024	$19,241	$21,885	$19,617	$30,060
3/31/2024	$20,058	$22,788	$20,583	$31,027
4/30/2024	$18,795	$21,262	$19,289	$29,760
5/31/2024	$19,720	$22,146	$20,102	$31,236
6/30/2024	$19,328	$21,814	$19,697	$32,356
7/31/2024	$20,711	$23,435	$21,292	$32,750
8/31/2024	$20,766	$23,375	$21,291	$33,545
9/30/2024	$20,984	$23,723	$21,593	$34,261
10/31/2024	$20,733	$23,503	$21,321	$33,950

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class R3 at NAV	31.42%	9.73%	7.56%
Russell 2500 Index	33.08%	9.81%	8.92%
Russell 2500 Value Index	32.42%	9.39%	7.87%
S&P 500 IndexFootnote Reference*	38.02%	15.27%	13.00%
Footnote	Description
Footnote*	The Fund has adopted the S&P 500 Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of October 31, 2024)

Total Net Assets	$1,361,566,024
# of Portfolio Holdings	66
Portfolio Turnover Rate	33%
Total Advisory Fees Paid	$9,178,716

What did the Fund invest in?

(as of October 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.53%
Consumer Discretionary	10.13%
Consumer Staples	2.20%
Energy	5.46%
Financials	17.09%
Health Care	10.35%
Industrials	21.18%
Information Technology	17.32%
Materials	5.85%
Real Estate	3.77%
Utilities	2.51%
Repurchase Agreements	1.03%
Money Market FundsFootnote Reference(a)	1.42%
Time DepositsFootnote Reference(a)	0.16%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R3

LVORX

Lord Abbett Value Opportunities Fund

Annual Shareholder Report

October 31, 2024

lordabbett.com/FundDocuments

TSR-A-2073-R3

12/24

Class R4

LVOSX

Lord Abbett Value Opportunities Fund

Annual Shareholder Report

October 31, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Value Opportunities Fund for the period of November 1, 2023 to October 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$137	1.18%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Fund returned 31.77%, reflecting performance at the net asset value (NAV) of Class R4 shares, compared to the 33.08% of a securities market index with investment characteristics similar to those of the Fund, the Russell 2500 Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 38.02% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve (Fed) lowering its policy rate by 50 basis points in September. There were also increased expectations for further rate cuts in 2024, which was influenced by mixed economic data, including softer consumer price index (CPI) reports and fluctuating job market indicators, which sparked recession fears but were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to Commvault Systems, Inc. Security selection within the Industrials sector also contributed to relative performance, led by an overweight allocation to EMCOR Group, Inc.

Top detractors from performance: Security selection within the Health Care sector detracted from relative performance, led by an overweight allocation to Molina Healthcare Inc. Security selection within the Consumer Discretionary sector also detracted from relative performance, led by an overweight allocation to YETI Holdings, Inc.

Fund Performance

Total Return Based on $10,000 Investment

	Class R4	Russell 2500 Index	Russell 2500 Value Index	S&P 500 Index
6/30/2015	$10,000	$10,000	$10,000	$10,000
7/31/2015	$10,025	$9,981	$9,851	$10,210
8/31/2015	$9,528	$9,390	$9,373	$9,594
9/30/2015	$9,198	$8,970	$9,042	$9,356
10/31/2015	$9,626	$9,472	$9,577	$10,145
11/30/2015	$9,678	$9,658	$9,739	$10,176
12/31/2015	$9,349	$9,264	$9,293	$10,015
1/31/2016	$8,867	$8,526	$8,723	$9,518
2/29/2016	$8,899	$8,586	$8,817	$9,505
3/31/2016	$9,630	$9,301	$9,602	$10,150
4/30/2016	$9,704	$9,438	$9,789	$10,189
5/31/2016	$9,905	$9,637	$9,962	$10,372
6/30/2016	$9,868	$9,633	$10,022	$10,399
7/31/2016	$10,207	$10,135	$10,478	$10,783
8/31/2016	$10,329	$10,216	$10,571	$10,798
9/30/2016	$10,292	$10,265	$10,640	$10,800
10/31/2016	$10,038	$9,849	$10,322	$10,603
11/30/2016	$10,824	$10,686	$11,312	$10,996
12/31/2016	$10,886	$10,894	$11,634	$11,213
1/31/2017	$10,998	$11,045	$11,698	$11,426
2/28/2017	$11,172	$11,311	$11,916	$11,879
3/31/2017	$11,015	$11,303	$11,823	$11,893
4/30/2017	$10,992	$11,390	$11,811	$12,015
5/31/2017	$11,043	$11,263	$11,555	$12,184
6/30/2017	$11,239	$11,544	$11,862	$12,260
7/31/2017	$11,250	$11,664	$11,953	$12,512
8/31/2017	$11,166	$11,567	$11,746	$12,551
9/30/2017	$11,509	$12,092	$12,316	$12,810
10/31/2017	$11,672	$12,279	$12,383	$13,109
11/30/2017	$11,953	$12,682	$12,789	$13,511
12/31/2017	$11,989	$12,725	$12,840	$13,661
1/31/2018	$12,234	$13,113	$13,001	$14,443
2/28/2018	$11,643	$12,574	$12,363	$13,911
3/31/2018	$11,678	$12,695	$12,499	$13,557
4/30/2018	$11,607	$12,725	$12,635	$13,609
5/31/2018	$12,001	$13,323	$13,154	$13,937
6/30/2018	$12,019	$13,419	$13,224	$14,023
7/31/2018	$12,378	$13,679	$13,487	$14,544
8/31/2018	$12,814	$14,266	$13,794	$15,018
9/30/2018	$12,814	$14,050	$13,578	$15,104
10/31/2018	$11,637	$12,623	$12,417	$14,072
11/30/2018	$11,822	$12,862	$12,651	$14,358
12/31/2018	$10,571	$11,452	$11,253	$13,062
1/31/2019	$11,539	$12,771	$12,510	$14,109
2/28/2019	$11,941	$13,374	$12,901	$14,562
3/31/2019	$11,822	$13,264	$12,729	$14,845
4/30/2019	$12,198	$13,729	$13,175	$15,446
5/31/2019	$11,236	$12,752	$12,182	$14,464
6/30/2019	$12,020	$13,657	$12,970	$15,483
7/31/2019	$12,000	$13,799	$13,054	$15,706
8/31/2019	$11,855	$13,247	$12,419	$15,457
9/30/2019	$12,178	$13,482	$12,987	$15,746
10/31/2019	$12,250	$13,740	$13,174	$16,087
11/30/2019	$12,677	$14,329	$13,497	$16,671
12/31/2019	$12,981	$14,632	$13,905	$17,175
1/31/2020	$12,870	$14,335	$13,398	$17,168
2/29/2020	$11,694	$13,133	$12,106	$15,755
3/31/2020	$9,689	$10,283	$9,088	$13,809
4/30/2020	$10,939	$11,780	$10,290	$15,579
5/31/2020	$11,731	$12,650	$10,759	$16,321
6/30/2020	$11,790	$13,015	$10,960	$16,645
7/31/2020	$12,308	$13,534	$11,289	$17,584
8/31/2020	$12,515	$14,146	$11,802	$18,848
9/30/2020	$12,285	$13,781	$11,348	$18,132
10/31/2020	$12,537	$14,030	$11,604	$17,650
11/30/2020	$14,172	$16,316	$13,635	$19,582
12/31/2020	$14,953	$17,558	$14,583	$20,335
1/31/2021	$14,906	$17,988	$14,905	$20,129
2/28/2021	$16,218	$19,162	$16,231	$20,684
3/31/2021	$16,711	$19,477	$17,037	$21,590
4/30/2021	$17,593	$20,255	$17,768	$22,742
5/31/2021	$17,492	$20,297	$18,129	$22,901
6/30/2021	$17,320	$20,537	$17,890	$23,436
7/31/2021	$17,609	$20,177	$17,628	$23,993
8/31/2021	$18,000	$20,635	$17,999	$24,722
9/30/2021	$17,570	$19,986	$17,519	$23,572
10/31/2021	$18,492	$20,966	$18,351	$25,224
11/30/2021	$18,026	$20,091	$17,713	$25,049
12/31/2021	$19,018	$20,750	$18,634	$26,172
1/31/2022	$17,344	$19,023	$17,687	$24,817
2/28/2022	$17,380	$19,237	$17,975	$24,074
3/31/2022	$17,167	$19,543	$18,354	$24,968
4/30/2022	$15,883	$17,878	$17,110	$22,791
5/31/2022	$16,086	$17,938	$17,438	$22,833
6/30/2022	$14,510	$16,224	$15,529	$20,948
7/31/2022	$15,900	$17,903	$17,033	$22,879
8/31/2022	$15,201	$17,427	$16,498	$21,946
9/30/2022	$13,730	$15,767	$14,830	$19,925
10/31/2022	$14,961	$17,280	$16,396	$21,538
11/30/2022	$15,664	$18,010	$17,219	$22,742
12/31/2022	$14,852	$16,938	$16,196	$21,432
1/31/2023	$16,070	$18,632	$17,814	$22,778
2/28/2023	$15,751	$18,195	$17,310	$22,223
3/31/2023	$15,413	$17,513	$16,422	$23,038
4/30/2023	$15,374	$17,284	$16,203	$23,398
5/31/2023	$15,055	$16,981	$15,741	$23,500
6/30/2023	$16,167	$18,428	$17,140	$25,053
7/31/2023	$16,766	$19,344	$18,145	$25,857
8/31/2023	$16,408	$18,584	$17,446	$25,446
9/30/2023	$15,693	$17,547	$16,512	$24,232
10/31/2023	$14,968	$16,481	$15,586	$23,723
11/30/2023	$16,071	$17,964	$17,000	$25,889
12/31/2023	$17,338	$19,890	$18,784	$27,066
1/31/2024	$17,191	$19,369	$18,257	$27,520
2/29/2024	$18,271	$20,423	$18,989	$28,990
3/31/2024	$19,056	$21,266	$19,924	$29,923
4/30/2024	$17,858	$19,841	$18,672	$28,700
5/31/2024	$18,742	$20,667	$19,459	$30,124
6/30/2024	$18,379	$20,357	$19,067	$31,204
7/31/2024	$19,694	$21,869	$20,611	$31,584
8/31/2024	$19,753	$21,813	$20,610	$32,350
9/30/2024	$19,959	$22,138	$20,902	$33,041
10/31/2024	$19,724	$21,933	$20,639	$32,742

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 6/30/15
Class R4 at NAV	31.77%	9.99%	7.55%
Russell 2500 Index	33.08%	9.81%	8.78%
Russell 2500 Value Index	32.42%	9.39%	8.07%
S&P 500 IndexFootnote Reference*	38.02%	15.27%	13.54%
Footnote	Description
Footnote*	The Fund has adopted the S&P 500 Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of October 31, 2024)

Total Net Assets	$1,361,566,024
# of Portfolio Holdings	66
Portfolio Turnover Rate	33%
Total Advisory Fees Paid	$9,178,716

What did the Fund invest in?

(as of October 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.53%
Consumer Discretionary	10.13%
Consumer Staples	2.20%
Energy	5.46%
Financials	17.09%
Health Care	10.35%
Industrials	21.18%
Information Technology	17.32%
Materials	5.85%
Real Estate	3.77%
Utilities	2.51%
Repurchase Agreements	1.03%
Money Market FundsFootnote Reference(a)	1.42%
Time DepositsFootnote Reference(a)	0.16%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R4

LVOSX

Lord Abbett Value Opportunities Fund

Annual Shareholder Report

October 31, 2024

lordabbett.com/FundDocuments

TSR-A-8722-R4

12/24

Class R5

LVOTX

Lord Abbett Value Opportunities Fund

Annual Shareholder Report

October 31, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Value Opportunities Fund for the period of November 1, 2023 to October 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$108	0.93%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Fund returned 32.13%, reflecting performance at the net asset value (NAV) of Class R5 shares, compared to the 33.08% of a securities market index with investment characteristics similar to those of the Fund, the Russell 2500 Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 38.02% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve (Fed) lowering its policy rate by 50 basis points in September. There were also increased expectations for further rate cuts in 2024, which was influenced by mixed economic data, including softer consumer price index (CPI) reports and fluctuating job market indicators, which sparked recession fears but were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to Commvault Systems, Inc. Security selection within the Industrials sector also contributed to relative performance, led by an overweight allocation to EMCOR Group, Inc.

Top detractors from performance: Security selection within the Health Care sector detracted from relative performance, led by an overweight allocation to Molina Healthcare Inc. Security selection within the Consumer Discretionary sector also detracted from relative performance, led by an overweight allocation to YETI Holdings, Inc.

Fund Performance

Total Return Based on $10,000 Investment

	Class R5	Russell 2500 Index	Russell 2500 Value Index	S&P 500 Index
6/30/2015	$10,000	$10,000	$10,000	$10,000
7/31/2015	$10,024	$9,981	$9,851	$10,210
8/31/2015	$9,532	$9,390	$9,373	$9,594
9/30/2015	$9,202	$8,970	$9,042	$9,356
10/31/2015	$9,632	$9,472	$9,577	$10,145
11/30/2015	$9,687	$9,658	$9,739	$10,176
12/31/2015	$9,363	$9,264	$9,293	$10,015
1/31/2016	$8,876	$8,526	$8,723	$9,518
2/29/2016	$8,912	$8,586	$8,817	$9,505
3/31/2016	$9,651	$9,301	$9,602	$10,150
4/30/2016	$9,728	$9,438	$9,789	$10,189
5/31/2016	$9,933	$9,637	$9,962	$10,372
6/30/2016	$9,897	$9,633	$10,022	$10,399
7/31/2016	$10,241	$10,135	$10,478	$10,783
8/31/2016	$10,364	$10,216	$10,571	$10,798
9/30/2016	$10,329	$10,265	$10,640	$10,800
10/31/2016	$10,077	$9,849	$10,322	$10,603
11/30/2016	$10,866	$10,686	$11,312	$10,996
12/31/2016	$10,931	$10,894	$11,634	$11,213
1/31/2017	$11,040	$11,045	$11,698	$11,426
2/28/2017	$11,219	$11,311	$11,916	$11,879
3/31/2017	$11,067	$11,303	$11,823	$11,893
4/30/2017	$11,050	$11,390	$11,811	$12,015
5/31/2017	$11,094	$11,263	$11,555	$12,184
6/30/2017	$11,295	$11,544	$11,862	$12,260
7/31/2017	$11,306	$11,664	$11,953	$12,512
8/31/2017	$11,224	$11,567	$11,746	$12,551
9/30/2017	$11,572	$12,092	$12,316	$12,810
10/31/2017	$11,735	$12,279	$12,383	$13,109
11/30/2017	$12,029	$12,682	$12,789	$13,511
12/31/2017	$12,069	$12,725	$12,840	$13,661
1/31/2018	$12,312	$13,113	$13,001	$14,443
2/28/2018	$11,722	$12,574	$12,363	$13,911
3/31/2018	$11,763	$12,695	$12,499	$13,557
4/30/2018	$11,693	$12,725	$12,635	$13,609
5/31/2018	$12,086	$13,323	$13,154	$13,937
6/30/2018	$12,109	$13,419	$13,224	$14,023
7/31/2018	$12,474	$13,679	$13,487	$14,544
8/31/2018	$12,913	$14,266	$13,794	$15,018
9/30/2018	$12,919	$14,050	$13,578	$15,104
10/31/2018	$11,734	$12,623	$12,417	$14,072
11/30/2018	$11,921	$12,862	$12,651	$14,358
12/31/2018	$10,662	$11,452	$11,253	$13,062
1/31/2019	$11,641	$12,771	$12,510	$14,109
2/28/2019	$12,048	$13,374	$12,901	$14,562
3/31/2019	$11,940	$13,264	$12,729	$14,845
4/30/2019	$12,322	$13,729	$13,175	$15,446
5/31/2019	$11,349	$12,752	$12,182	$14,464
6/30/2019	$12,137	$13,657	$12,970	$15,483
7/31/2019	$12,125	$13,799	$13,054	$15,706
8/31/2019	$11,978	$13,247	$12,419	$15,457
9/30/2019	$12,309	$13,482	$12,987	$15,746
10/31/2019	$12,385	$13,740	$13,174	$16,087
11/30/2019	$12,820	$14,329	$13,497	$16,671
12/31/2019	$13,133	$14,632	$13,905	$17,175
1/31/2020	$13,019	$14,335	$13,398	$17,168
2/29/2020	$11,836	$13,133	$12,106	$15,755
3/31/2020	$9,805	$10,283	$9,088	$13,809
4/30/2020	$11,074	$11,780	$10,290	$15,579
5/31/2020	$11,879	$12,650	$10,759	$16,321
6/30/2020	$11,936	$13,015	$10,960	$16,645
7/31/2020	$12,470	$13,534	$11,289	$17,584
8/31/2020	$12,677	$14,146	$11,802	$18,848
9/30/2020	$12,449	$13,781	$11,348	$18,132
10/31/2020	$12,705	$14,030	$11,604	$17,650
11/30/2020	$14,364	$16,316	$13,635	$19,582
12/31/2020	$15,161	$17,558	$14,583	$20,335
1/31/2021	$15,116	$17,988	$14,905	$20,129
2/28/2021	$16,448	$19,162	$16,231	$20,684
3/31/2021	$16,952	$19,477	$17,037	$21,590
4/30/2021	$17,855	$20,255	$17,768	$22,742
5/31/2021	$17,757	$20,297	$18,129	$22,901
6/30/2021	$17,584	$20,537	$17,890	$23,436
7/31/2021	$17,877	$20,177	$17,628	$23,993
8/31/2021	$18,276	$20,635	$17,999	$24,722
9/30/2021	$17,840	$19,986	$17,519	$23,572
10/31/2021	$18,788	$20,966	$18,351	$25,224
11/30/2021	$18,318	$20,091	$17,713	$25,049
12/31/2021	$19,337	$20,750	$18,634	$26,172
1/31/2022	$17,630	$19,023	$17,687	$24,817
2/28/2022	$17,673	$19,237	$17,975	$24,074
3/31/2022	$17,460	$19,543	$18,354	$24,968
4/30/2022	$16,152	$17,878	$17,110	$22,791
5/31/2022	$16,365	$17,938	$17,438	$22,833
6/30/2022	$14,768	$16,224	$15,529	$20,948
7/31/2022	$16,186	$17,903	$17,033	$22,879
8/31/2022	$15,473	$17,427	$16,498	$21,946
9/30/2022	$13,978	$15,767	$14,830	$19,925
10/31/2022	$15,235	$17,280	$16,396	$21,538
11/30/2022	$15,959	$18,010	$17,219	$22,742
12/31/2022	$15,137	$16,938	$16,196	$21,432
1/31/2023	$16,375	$18,632	$17,814	$22,778
2/28/2023	$16,061	$18,195	$17,310	$22,223
3/31/2023	$15,719	$17,513	$16,422	$23,038
4/30/2023	$15,673	$17,284	$16,203	$23,398
5/31/2023	$15,358	$16,981	$15,741	$23,500
6/30/2023	$16,495	$18,428	$17,140	$25,053
7/31/2023	$17,105	$19,344	$18,145	$25,857
8/31/2023	$16,745	$18,584	$17,446	$25,446
9/30/2023	$16,024	$17,547	$16,512	$24,232
10/31/2023	$15,284	$16,481	$15,586	$23,723
11/30/2023	$16,406	$17,964	$17,000	$25,889
12/31/2023	$17,713	$19,890	$18,784	$27,066
1/31/2024	$17,563	$19,369	$18,257	$27,520
2/29/2024	$18,672	$20,423	$18,989	$28,990
3/31/2024	$19,480	$21,266	$19,924	$29,923
4/30/2024	$18,249	$19,841	$18,672	$28,700
5/31/2024	$19,161	$20,667	$19,459	$30,124
6/30/2024	$18,794	$20,357	$19,067	$31,204
7/31/2024	$20,148	$21,869	$20,611	$31,584
8/31/2024	$20,204	$21,813	$20,610	$32,350
9/30/2024	$20,430	$22,138	$20,902	$33,041
10/31/2024	$20,195	$21,933	$20,639	$32,742

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 6/30/15
Class R5 at NAV	32.13%	10.27%	7.82%
Russell 2500 Index	33.08%	9.81%	8.78%
Russell 2500 Value Index	32.42%	9.39%	8.07%
S&P 500 IndexFootnote Reference*	38.02%	15.27%	13.54%
Footnote	Description
Footnote*	The Fund has adopted the S&P 500 Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of October 31, 2024)

Total Net Assets	$1,361,566,024
# of Portfolio Holdings	66
Portfolio Turnover Rate	33%
Total Advisory Fees Paid	$9,178,716

What did the Fund invest in?

(as of October 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.53%
Consumer Discretionary	10.13%
Consumer Staples	2.20%
Energy	5.46%
Financials	17.09%
Health Care	10.35%
Industrials	21.18%
Information Technology	17.32%
Materials	5.85%
Real Estate	3.77%
Utilities	2.51%
Repurchase Agreements	1.03%
Money Market FundsFootnote Reference(a)	1.42%
Time DepositsFootnote Reference(a)	0.16%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R5

LVOTX

Lord Abbett Value Opportunities Fund

Annual Shareholder Report

October 31, 2024

lordabbett.com/FundDocuments

TSR-A-8754-R5

12/24

Class R6

LVOVX

Lord Abbett Value Opportunities Fund

Annual Shareholder Report

October 31, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Value Opportunities Fund for the period of November 1, 2023 to October 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$96	0.83%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Fund returned 32.24%, reflecting performance at the net asset value (NAV) of Class R6 shares, compared to the 33.08% of a securities market index with investment characteristics similar to those of the Fund, the Russell 2500 Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 38.02% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve (Fed) lowering its policy rate by 50 basis points in September. There were also increased expectations for further rate cuts in 2024, which was influenced by mixed economic data, including softer consumer price index (CPI) reports and fluctuating job market indicators, which sparked recession fears but were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to Commvault Systems, Inc. Security selection within the Industrials sector also contributed to relative performance, led by an overweight allocation to EMCOR Group, Inc.

Top detractors from performance: Security selection within the Health Care sector detracted from relative performance, led by an overweight allocation to Molina Healthcare Inc. Security selection within the Consumer Discretionary sector also detracted from relative performance, led by an overweight allocation to YETI Holdings, Inc.

Fund Performance

Total Return Based on $10,000 Investment

	Class R6	Russell 2500 Index	Russell 2500 Value Index	S&P 500 Index
6/30/2015	$10,000	$10,000	$10,000	$10,000
7/31/2015	$10,029	$9,981	$9,851	$10,210
8/31/2015	$9,537	$9,390	$9,373	$9,594
9/30/2015	$9,207	$8,970	$9,042	$9,356
10/31/2015	$9,637	$9,472	$9,577	$10,145
11/30/2015	$9,692	$9,658	$9,739	$10,176
12/31/2015	$9,368	$9,264	$9,293	$10,015
1/31/2016	$8,886	$8,526	$8,723	$9,518
2/29/2016	$8,922	$8,586	$8,817	$9,505
3/31/2016	$9,661	$9,301	$9,602	$10,150
4/30/2016	$9,738	$9,438	$9,789	$10,189
5/31/2016	$9,943	$9,637	$9,962	$10,372
6/30/2016	$9,907	$9,633	$10,022	$10,399
7/31/2016	$10,251	$10,135	$10,478	$10,783
8/31/2016	$10,374	$10,216	$10,571	$10,798
9/30/2016	$10,344	$10,265	$10,640	$10,800
10/31/2016	$10,092	$9,849	$10,322	$10,603
11/30/2016	$10,881	$10,686	$11,312	$10,996
12/31/2016	$10,947	$10,894	$11,634	$11,213
1/31/2017	$11,061	$11,045	$11,698	$11,426
2/28/2017	$11,240	$11,311	$11,916	$11,879
3/31/2017	$11,088	$11,303	$11,823	$11,893
4/30/2017	$11,072	$11,390	$11,811	$12,015
5/31/2017	$11,121	$11,263	$11,555	$12,184
6/30/2017	$11,327	$11,544	$11,862	$12,260
7/31/2017	$11,338	$11,664	$11,953	$12,512
8/31/2017	$11,251	$11,567	$11,746	$12,551
9/30/2017	$11,604	$12,092	$12,316	$12,810
10/31/2017	$11,767	$12,279	$12,383	$13,109
11/30/2017	$12,061	$12,682	$12,789	$13,511
12/31/2017	$12,101	$12,725	$12,840	$13,661
1/31/2018	$12,350	$13,113	$13,001	$14,443
2/28/2018	$11,760	$12,574	$12,363	$13,911
3/31/2018	$11,795	$12,695	$12,499	$13,557
4/30/2018	$11,731	$12,725	$12,635	$13,609
5/31/2018	$12,130	$13,323	$13,154	$13,937
6/30/2018	$12,153	$13,419	$13,224	$14,023
7/31/2018	$12,517	$13,679	$13,487	$14,544
8/31/2018	$12,963	$14,266	$13,794	$15,018
9/30/2018	$12,963	$14,050	$13,578	$15,104
10/31/2018	$11,777	$12,623	$12,417	$14,072
11/30/2018	$11,968	$12,862	$12,651	$14,358
12/31/2018	$10,702	$11,452	$11,253	$13,062
1/31/2019	$11,688	$12,771	$12,510	$14,109
2/28/2019	$12,095	$13,374	$12,901	$14,562
3/31/2019	$11,987	$13,264	$12,729	$14,845
4/30/2019	$12,369	$13,729	$13,175	$15,446
5/31/2019	$11,395	$12,752	$12,182	$14,464
6/30/2019	$12,191	$13,657	$12,970	$15,483
7/31/2019	$12,178	$13,799	$13,054	$15,706
8/31/2019	$12,031	$13,247	$12,419	$15,457
9/30/2019	$12,362	$13,482	$12,987	$15,746
10/31/2019	$12,439	$13,740	$13,174	$16,087
11/30/2019	$12,873	$14,329	$13,497	$16,671
12/31/2019	$13,194	$14,632	$13,905	$17,175
1/31/2020	$13,080	$14,335	$13,398	$17,168
2/29/2020	$11,890	$13,133	$12,106	$15,755
3/31/2020	$9,853	$10,283	$9,088	$13,809
4/30/2020	$11,128	$11,780	$10,290	$15,579
5/31/2020	$11,940	$12,650	$10,759	$16,321
6/30/2020	$11,997	$13,015	$10,960	$16,645
7/31/2020	$12,531	$13,534	$11,289	$17,584
8/31/2020	$12,745	$14,146	$11,802	$18,848
9/30/2020	$12,510	$13,781	$11,348	$18,132
10/31/2020	$12,773	$14,030	$11,604	$17,650
11/30/2020	$14,448	$16,316	$13,635	$19,582
12/31/2020	$15,245	$17,558	$14,583	$20,335
1/31/2021	$15,207	$17,988	$14,905	$20,129
2/28/2021	$16,546	$19,162	$16,231	$20,684
3/31/2021	$17,050	$19,477	$17,037	$21,590
4/30/2021	$17,960	$20,255	$17,768	$22,742
5/31/2021	$17,862	$20,297	$18,129	$22,901
6/30/2021	$17,689	$20,537	$17,890	$23,436
7/31/2021	$17,990	$20,177	$17,628	$23,993
8/31/2021	$18,396	$20,635	$17,999	$24,722
9/30/2021	$17,953	$19,986	$17,519	$23,572
10/31/2021	$18,908	$20,966	$18,351	$25,224
11/30/2021	$18,432	$20,091	$17,713	$25,049
12/31/2021	$19,459	$20,750	$18,634	$26,172
1/31/2022	$17,754	$19,023	$17,687	$24,817
2/28/2022	$17,796	$19,237	$17,975	$24,074
3/31/2022	$17,576	$19,543	$18,354	$24,968
4/30/2022	$16,261	$17,878	$17,110	$22,791
5/31/2022	$16,481	$17,938	$17,438	$22,833
6/30/2022	$14,870	$16,224	$15,529	$20,948
7/31/2022	$16,303	$17,903	$17,033	$22,879
8/31/2022	$15,582	$17,427	$16,498	$21,946
9/30/2022	$14,081	$15,767	$14,830	$19,925
10/31/2022	$15,353	$17,280	$16,396	$21,538
11/30/2022	$16,079	$18,010	$17,219	$22,742
12/31/2022	$15,249	$16,938	$16,196	$21,432
1/31/2023	$16,503	$18,632	$17,814	$22,778
2/28/2023	$16,180	$18,195	$17,310	$22,223
3/31/2023	$15,839	$17,513	$16,422	$23,038
4/30/2023	$15,793	$17,284	$16,203	$23,398
5/31/2023	$15,479	$16,981	$15,741	$23,500
6/30/2023	$16,632	$18,428	$17,140	$25,053
7/31/2023	$17,241	$19,344	$18,145	$25,857
8/31/2023	$16,882	$18,584	$17,446	$25,446
9/30/2023	$16,153	$17,547	$16,512	$24,232
10/31/2023	$15,415	$16,481	$15,586	$23,723
11/30/2023	$16,545	$17,964	$17,000	$25,889
12/31/2023	$17,859	$19,890	$18,784	$27,066
1/31/2024	$17,709	$19,369	$18,257	$27,520
2/29/2024	$18,835	$20,423	$18,989	$28,990
3/31/2024	$19,652	$21,266	$19,924	$29,923
4/30/2024	$18,413	$19,841	$18,672	$28,700
5/31/2024	$19,333	$20,667	$19,459	$30,124
6/30/2024	$18,967	$20,357	$19,067	$31,204
7/31/2024	$20,328	$21,869	$20,611	$31,584
8/31/2024	$20,393	$21,813	$20,610	$32,350
9/30/2024	$20,618	$22,138	$20,902	$33,041
10/31/2024	$20,384	$21,933	$20,639	$32,742

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 6/30/15
Class R6 at NAV	32.24%	10.38%	7.93%
Russell 2500 Index	33.08%	9.81%	8.78%
Russell 2500 Value Index	32.42%	9.39%	8.07%
S&P 500 IndexFootnote Reference*	38.02%	15.27%	13.54%
Footnote	Description
Footnote*	The Fund has adopted the S&P 500 Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of October 31, 2024)

Total Net Assets	$1,361,566,024
# of Portfolio Holdings	66
Portfolio Turnover Rate	33%
Total Advisory Fees Paid	$9,178,716

What did the Fund invest in?

(as of October 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.53%
Consumer Discretionary	10.13%
Consumer Staples	2.20%
Energy	5.46%
Financials	17.09%
Health Care	10.35%
Industrials	21.18%
Information Technology	17.32%
Materials	5.85%
Real Estate	3.77%
Utilities	2.51%
Repurchase Agreements	1.03%
Money Market FundsFootnote Reference(a)	1.42%
Time DepositsFootnote Reference(a)	0.16%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R6

LVOVX

Lord Abbett Value Opportunities Fund

Annual Shareholder Report

October 31, 2024

lordabbett.com/FundDocuments

TSR-A-8786-R6

12/24

Item 1(b): Not applicable.

Item 2:	Code of Ethics.
(a)	In accordance with applicable requirements, the Registrant adopted a Sarbanes-Oxley Code of Ethics on June 19, 2003 that applies to the principal executive officer and senior financial officers of the Registrant (“Code of Ethics”). The Code of Ethics was in effect during the fiscal year ended October 31, 2024 (the “Period”).

(b)	Not applicable.

(c)	The Registrant has not amended the Code of Ethics as described in Form N-CSR during the Period.

(d)	The Registrant has not granted any waiver, including an implicit waiver, from a provision of the Code of Ethics as described in Form N-CSR during the Period.

(e)	Not applicable.

(f)	See Item 19(a)(1) concerning the filing of the Code of Ethics.

Item 3:	Audit Committee Financial Expert.
The Registrant’s board of trustees has determined that each of the following independent trustees who are members of the audit committee is an audit committee financial expert: Evelyn E. Guernsey and Karla M. Rabusch. Each of these persons is independent within the meaning of the Form N-CSR.

Item 4:	Principal Accountant Fees and Services.
In response to sections (a), (b), (c) and (d) of Item 4, the aggregate fees billed to the Registrant for the fiscal years ended October 31, 2024 and 2023 by the Registrant’s principal accounting firm, Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu and their respective affiliates (collectively, “Deloitte”) were as follows:

	Fiscal year ended:

	2024	2023
Audit Fees {a}	$547,000	$534,000
Audit-Related Fees	- 0 -	- 0 -
Total audit and audit-related fees	547,000	534,000
Tax Fees	- 0 -	- 0 -
All Other Fees {b}	$82,590	$53,865
Total Fees	$629,590	$587,865

{a} Consists of fees for audits of the Registrant’s annual financial statements.

{b} Fees for the fiscal year ended October 31, 2024 and 2023 consist of fees for services related to the recovery of excess dividend withholding taxes in certain jurisdictions.

(e) (1) Pursuant to Rule 2-01(c) (7) of Regulation S-X, the Registrant’s Audit Committee has adopted pre-approval policies and procedures. Such policies and procedures generally provide that the Audit Committee must pre-approve:

•	any audit, audit-related, tax, and other services to be provided to the Lord Abbett Funds, including the Registrant, and

•	any audit-related, tax, and other services to be provided to the Registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to one or more Funds comprising the Registrant if the engagement relates directly to operations and financial reporting of a Fund, by the independent auditor to assure that the provision of such services does not impair the auditor’s independence.

The Audit Committee has delegated pre-approval authority to its Chair, subject to a fee limit of $10,000 per event, and not to exceed $25,000 annually. The Chair will report any pre-approval decisions to the Audit Committee at its next scheduled meeting. Unless a type of service to be provided by the independent auditor has received general pre-approval, it must be pre-approved by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

(e) (2) The Registrant’s Audit Committee has approved 100% of the services described in paragraphs (b) through (d) of this Item 4, no amount was approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) The aggregate non-audit fees billed by Deloitte for services rendered to the Registrant are shown above in the response to Item 4 (a), (b), (c) and (d) as “All Other Fees”.

The aggregate non-audit fees billed by Deloitte for services rendered to the Registrant’s investment adviser, Lord, Abbett & Co. LLC (“Lord Abbett”), for the fiscal years ended October 31, 2024 and 2023 were:

	Fiscal year ended:

	2024	2023
All Other Fees {a}	$250,000	$230,000

{a} Consist of fees for Independent Services Auditors’ Report on Controls Placed in Operation and Tests of Operating Effectiveness related to Lord Abbett’s Asset Management Services (“SOC-1 Report”).

The aggregate non-audit fees billed by Deloitte for services rendered to entities under the common control of Lord Abbett for the fiscal years ended October 31, 2024 and 2023 were:

	Fiscal year ended:

	2024	2023
All Other Fees	$ - 0 -	$ - 0 -

(h) The Registrant’s Audit Committee has considered the provision of non-audit services that were rendered to the Registrant’s investment adviser, and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant, that were not pre-approved pursuant to Rule 2-01 (c)(7)(ii) of Regulation S-X and has determined that the provision of such services is compatible with maintaining Deloitte’s independence.

(i) Not Applicable.

(j) Not Applicable.

Item 5:	Audit Committee of Listed Registrants.
Not applicable.

Item 6:	Investments.
The Registrant’s “Schedule I – Investments in securities of unaffiliated issuers” as of the close of the reporting period is included under Item 7 of this Form N-CSR.

Item 7:	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 8:	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Item 9:	Proxy Disclosures for Open-End Management Investment Companies.

Item 10:	Remuneration Paid to Directors, Officers, and Others for Open-End Management Investment Companies.

Item 11:	Statement Regarding Basis for Approval of Investment Advisory Contract.

LORD ABBETT
FINANCIAL STATEMENTS AND OTHER IMPORTANT INFORMATION

Lord Abbett

Alpha Strategy Fund	Health Care Fund

Focused Growth Fund	International Equity Fund

Focused Large Cap Value Fund	International Opportunities Fund

Focused Small Cap Value Fund	International Value Fund

Fundamental Equity Fund	Micro Cap Growth Fund

Global Equity Fund	Value Opportunities Fund

Growth Leaders Fund

For the fiscal year ended October 31, 2024

Table of Contents

Schedules of Investments (Item 7)

1	Alpha Strategy Fund

2	Focused Growth Fund

4	Focused Large Cap Value Fund

6	Focused Small Cap Value Fund

9	Fundamental Equity Fund

12	Global Equity Fund

17	Growth Leaders Fund

20	Health Care Fund

23	International Equity Fund

29	International Opportunities Fund

35	International Value Fund

40	Micro Cap Growth Fund

43	Value Opportunities Fund

46	Statements of Assets and Liabilities (Item 7)

54	Statements of Operations (Item 7)

60	Statements of Changes in Net Assets (Item 7)

70	Financial Highlights (Item 7)

120	Notes to Financial Statements (Item 7)

157	Report of Independent Registered Public Accounting Firm (Item 7)

162	Changes in and Disagreements with Accountants (Item 8)

162	Proxy Disclosures (Item 9)

162	Remuneration Paid to Trustees, Officers, and Others (Item 10)

Schedule of Investments

ALPHA STRATEGY FUND October 31, 2024

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 100.01%

INVESTMENTS IN UNDERLYING FUNDS(a)(b) 100.01%
Lord Abbett Developing Growth Fund, Inc. – Class I*(c)	4,318,733	$125,631,946
Lord Abbett Securities Trust – Focused Small Cap Value Fund – Class I(d)	2,056,989	62,738,156
Lord Abbett Securities Trust – International Opportunities Fund – Class I(d)	6,134,759	120,425,318
Lord Abbett Securities Trust – Micro Cap Growth Fund – Class I*(d)	3,164,233	64,645,294
Lord Abbett Research Fund, Inc. – Small Cap Value Fund – Class I(d)	5,724,278	126,277,568
Lord Abbett Securities Trust – Value Opportunities Fund – Class I(d)	5,921,247	127,069,955
Total Investments in Underlying Funds (cost $549,947,593)		626,788,237
Investments	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS 0.08%

Repurchase Agreements 0.08%
Repurchase Agreement dated 10/31/2024, 2.400% due 11/1/2024 with Fixed Income Clearing Corp. collateralized by $519,900 of U.S. Treasury Note at 4.375% due 7/31/2026; value: $527,208; proceeds: $516,712 (cost $516,677)	$516,677	$516,677
Total Investments in Securities 100.09% (cost $550,464,270)		627,304,914
Other Assets and Liabilities – Net (0.09)%		(582,897)
Net Assets 100.00%		$626,722,017

*	Non-income producing security.
(a)	These investments offer daily redemptions.
(b)	Affiliated issuers (See Note 11).
(c)	Fund investment objective is long-term growth of capital through a diversified and actively managed portfolio consisting of developing growth companies, many of which are traded over the counter.
(d)	Fund investment objective is long-term capital appreciation.

The following is a summary of the inputs used as of October 31, 2024 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Investments in Underlying Funds	$626,788,237	$–	$–	$626,788,237
Short-Term Investments
Repurchase Agreements	–	516,677	–	516,677
Total	$626,788,237	$516,677	$–	$627,304,914

(1)	Refer to Note 2(l) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each investment in Underlying Funds. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the year in relation to the Fund’s net assets.

See Notes to Financial Statements.	1

Schedule of Investments

FOCUSED GROWTH FUND October 31, 2024

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 94.74%

COMMON STOCKS 94.74%

Automobiles 1.90%
Tesla, Inc.*	4,911	$1,227,013

Biotechnology 5.25%
Blueprint Medicines Corp.*	6,565	574,503
Natera, Inc.*	15,366	1,858,671
REVOLUTION Medicines, Inc.*	17,875	956,313
Total		3,389,487

Broadline Retail 6.85%
Amazon.com, Inc.*	13,251	2,469,986
MercadoLibre, Inc. (Uruguay)*(a)	960	1,955,693
Total		4,425,679

Capital Markets 2.16%
Evercore, Inc. Class A	5,276	1,393,761

Communications Equipment 2.49%
Arista Networks, Inc.*	4,156	1,606,045

Electrical Equipment 2.07%
Eaton Corp. PLC	4,025	1,334,610

Entertainment 6.70%
Netflix, Inc.*	2,399	1,813,716
Spotify Technology SA (Sweden)*(a)	6,533	2,515,858
Total		4,329,574

Ground Transportation 2.48%
Uber Technologies, Inc.*	22,215	1,600,591

Health Care Equipment & Supplies 4.93%
Boston Scientific Corp.*	15,830	1,330,037
Intuitive Surgical, Inc.*	3,679	1,853,627
Total		3,183,664

Hotels, Restaurants & Leisure 5.37%
Cava Group, Inc.*	11,074	1,479,043
DoorDash, Inc. Class A*	12,701	1,990,247
Total		3,469,290
Investments	Shares	Fair Value
Information Technology Services 2.24%
Wix.com Ltd. (Israel)*(a)	8,656	$1,446,591

Interactive Media & Services 11.45%
Alphabet, Inc. Class A	14,922	2,553,303
Meta Platforms, Inc. Class A	4,689	2,661,383
Reddit, Inc. Class A*	18,299	2,183,071
Total		7,397,757

Media 2.38%
Trade Desk, Inc. Class A*	12,769	1,534,961

Semiconductors & Semiconductor Equipment 18.46%
Broadcom, Inc.	9,001	1,528,100
Monolithic Power Systems, Inc.	1,741	1,321,941
NVIDIA Corp.	68,350	9,074,146
Total		11,924,187

Software 16.90%
AppLovin Corp. Class A*	14,626	2,477,498
CyberArk Software Ltd. (Israel)*(a)	5,660	1,565,103
Microsoft Corp.	9,578	3,892,021
Oracle Corp.	5,474	918,756
Palantir Technologies, Inc. Class A*	49,514	2,057,802
Total		10,911,180

Technology Hardware, Storage & Peripherals 3.11%
Apple, Inc.	8,882	2,006,533
Total Common Stocks (cost $39,356,030)		61,180,923

2	See Notes to Financial Statements.

Schedule of Investments (concluded)

FOCUSED GROWTH FUND October 31, 2024

Investments	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS 5.42%

Repurchase Agreements 5.42%
Repurchase Agreement dated 10/31/2024, 2.400% due 11/1/2024 with Fixed Income Clearing Corp. collateralized by $3,507,500 of U.S. Treasury Note at 4.500% due 7/15/2026; value: $3,571,128; proceeds: $3,501,256 (cost $3,501,022)	$3,501,022	$3,501,022
Total Investments in Securities 100.16% (cost $42,857,052)		64,681,945
Other Assets and Liabilities – Net (0.16)%		(102,343)
Net Assets 100.00%		$64,579,602

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

The following is a summary of the inputs used as of October 31, 2024 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks	$61,180,923	$–	$–	$61,180,923
Short-Term Investments
Repurchase Agreements	–	3,501,022	–	3,501,022
Total	$61,180,923	$3,501,022	$–	$64,681,945

(1)	Refer to Note 2(l) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the year in relation to the Fund’s net assets.

See Notes to Financial Statements.	3

Schedule of Investments

FOCUSED LARGE CAP VALUE FUND October 31, 2024

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 98.99%

COMMON STOCKS 98.99%

Aerospace & Defense 2.87%
RTX Corp.	7,562	$914,926

Banks 4.39%
JPMorgan Chase & Co.	6,311	1,400,537

Biotechnology 3.81%
AbbVie, Inc.	5,959	1,214,861

Building Products 3.68%
Allegion PLC (Ireland)(a)	8,414	1,174,847

Capital Markets 7.31%
Charles Schwab Corp.	17,853	1,264,528
KKR & Co., Inc.	7,702	1,064,725
Total		2,329,253

Construction Materials 3.80%
CRH PLC	12,693	1,211,293

Consumer Staples Distribution & Retail 6.47%
BJ’s Wholesale Club Holdings, Inc.*	12,734	1,078,952
Target Corp.	6,554	983,362
Total		2,062,314

Electronic Equipment, Instruments & Components 3.20%
TD SYNNEX Corp.	8,832	1,018,771

Financial Services 4.07%
Fiserv, Inc.*	6,553	1,296,839

Health Care Providers & Services 6.06%
Labcorp Holdings, Inc.	4,578	1,045,020
UnitedHealth Group, Inc.	1,569	885,701
Total		1,930,721

Insurance 7.52%
Aon PLC Class A	3,529	1,294,684
RenaissanceRe Holdings Ltd.	4,204	1,103,130
Total		2,397,814
Investments	Shares	Fair Value
Interactive Media & Services 3.83%
Alphabet, Inc. Class A	7,138	$1,221,383

Machinery 6.88%
Cummins, Inc.	3,286	1,081,028
Parker-Hannifin Corp.	1,755	1,112,793
Total		2,193,821

Oil, Gas & Consumable Fuels 8.26%
Diamondback Energy, Inc.	4,779	844,784
Expand Energy Corp.	10,365	878,123
Shell PLC ADR	13,501	911,992
Total		2,634,899

Pharmaceuticals 2.42%
Merck & Co., Inc.	7,555	773,028

Real Estate Management & Development 3.61%
CBRE Group, Inc. Class A*	8,792	1,151,488

Semiconductors & Semiconductor Equipment 3.61%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	6,039	1,150,671

Software 5.77%
Adobe, Inc.*	1,785	853,373
Microsoft Corp.	2,427	986,211
Total		1,839,584

Specialty Retail 5.49%
Best Buy Co., Inc.	9,337	844,345
Lowe’s Cos., Inc.	3,465	907,241
Total		1,751,586

Technology Hardware, Storage & Peripherals 2.67%
NetApp, Inc.	7,381	851,103

Trading Companies & Distributors 3.27%
AerCap Holdings NV (Ireland)(a)	11,132	1,041,399
Total Common Stocks (cost $24,620,625)		31,561,138

4	See Notes to Financial Statements.

Schedule of Investments (concluded)

FOCUSED LARGE CAP VALUE FUND October 31, 2024

Investments	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS 0.89%

Repurchase Agreements 0.89%
Repurchase Agreement dated 10/31/2024, 2.400% due 11/1/2024 with Fixed Income Clearing Corp. collateralized by $308,500 of U.S. Treasury Note at 0.625% due 7/31/2026; value: $290,599; proceeds: $284,860 (cost $284,841)	$284,841	$284,841
Total Investments in Securities 99.88% (cost $24,905,466)		31,845,979
Other Assets and Liabilities – Net 0.12%		38,924
Net Assets 100.00%		$31,884,903

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

The following is a summary of the inputs used as of October 31, 2024 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks	$31,561,138	$–	$–	$31,561,138
Short-Term Investments
Repurchase Agreements	–	284,841	–	284,841
Total	$31,561,138	$284,841	$–	$31,845,979

(1)	Refer to Note 2(l) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the year in relation to the Fund’s net assets.

See Notes to Financial Statements.	5

Schedule of Investments

FOCUSED SMALL CAP VALUE FUND October 31, 2024

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 99.55%

COMMON STOCKS 99.55%

Aerospace & Defense 2.69%
Leonardo DRS, Inc.*	89,605	$2,694,422

Air Freight & Logistics 2.20%
Radiant Logistics, Inc.*	332,393	2,210,414

Banks 13.01%
Axos Financial, Inc.*	32,931	2,230,087
Bancorp, Inc.*	46,561	2,340,156
First BanCorp	110,275	2,126,102
Prosperity Bancshares, Inc.	38,160	2,793,312
Seacoast Banking Corp. of Florida	48,373	1,291,559
Wintrust Financial Corp.	19,515	2,261,594
Total		13,042,810

Capital Markets 4.48%
Bridge Investment Group Holdings, Inc. Class A	214,471	2,333,444
Moelis & Co. Class A	32,512	2,158,797
Total		4,492,241

Chemicals 6.58%
Avient Corp.	64,900	3,024,989
Element Solutions, Inc.	79,918	2,165,778
Quaker Chemical Corp.	9,265	1,404,389
Total		6,595,156

Commercial Services & Supplies 4.50%
Brady Corp. Class A	44,438	3,161,319
Vestis Corp.	99,656	1,347,349
Total		4,508,668

Electronic Equipment, Instruments & Components 9.86%
Advanced Energy Industries, Inc.	28,722	3,117,199
Belden, Inc.	26,127	2,975,082
Mirion Technologies, Inc.*	179,409	2,655,253
Vishay Precision Group, Inc.*	48,977	1,136,756
Total		9,884,290
Investments	Shares	Fair Value
Energy Equipment & Services 1.97%
Liberty Energy, Inc.	115,840	$1,977,389

Financial Services 4.07%
Compass Diversified Holdings	92,935	2,016,689
International Money Express, Inc.*	117,237	2,062,199
Total		4,078,888

Health Care Equipment & Supplies 4.43%
Integer Holdings Corp.*	16,164	2,008,377
Integra LifeSciences Holdings Corp.*	72,176	1,354,022
UFP Technologies, Inc.*	4,040	1,078,680
Total		4,441,079

Health Care Providers & Services 2.40%
Addus HomeCare Corp.*	19,333	2,405,412

Household Durables 2.96%
Taylor Morrison Home Corp.*	21,966	1,504,671
Worthington Enterprises, Inc.	38,357	1,469,073
Total		2,973,744

Insurance 7.82%
Bowhead Specialty Holdings, Inc.*	60,116	1,749,977
Kemper Corp.	31,750	1,977,073
TWFG, Inc.*	34,026	1,103,803
White Mountains Insurance Group Ltd.	1,677	3,013,804
Total		7,844,657

Leisure Products 4.99%
Brunswick Corp.	37,646	3,001,892
YETI Holdings, Inc.*	56,773	1,998,977
Total		5,000,869

Machinery 2.36%
Columbus McKinnon Corp.	74,393	2,366,441

6	See Notes to Financial Statements.

Schedule of Investments (continued)

FOCUSED SMALL CAP VALUE FUND October 31, 2024

Investments	Shares	Fair Value
Media 2.24%
Criteo SA ADR*	66,680	$2,245,782

Oil, Gas & Consumable Fuels 6.28%
MEG Energy Corp.(a)	93,109	1,701,888
Northern Oil & Gas, Inc.	56,423	2,045,334
Permian Resources Corp.	186,989	2,548,660
Total		6,295,882

Professional Services 1.76%
Genpact Ltd.	46,312	1,767,729

Real Estate Management & Development 4.11%
Cushman & Wakefield PLC*	112,525	1,524,714
Marcus & Millichap, Inc.	68,722	2,600,440
Total		4,125,154

Semiconductors & Semiconductor Equipment 2.57%
Silicon Motion Technology Corp. ADR	47,820	2,573,194

Software 3.70%
CommVault Systems, Inc.*	10,632	1,660,612
Sapiens International Corp. NV (Israel)(b)	55,631	2,051,671
Total		3,712,283

Tobacco 2.74%
Turning Point Brands, Inc.	58,257	2,751,478

Trading Companies & Distributors 1.83%
GMS, Inc.*	20,450	1,838,251
Total Common Stocks (cost $84,637,869)		99,826,233
Investments	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS 0.55%

Repurchase Agreements 0.55%
Repurchase Agreement dated 10/31/2024, 2.400% due 11/1/2024 with Fixed Income Clearing Corp. collateralized by $557,100 of U.S. Treasury Note at 4.375% due 7/31/2026; value: $564,903; proceeds: $553,711 (cost $553,674)	$553,674	$553,674
Total Investments in Securities 100.10% (cost $85,191,543)		100,379,907
Other Assets and Liabilities – Net (0.10)%		(101,856)
Net Assets 100.00%		$100,278,051

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Investment in non-U.S. dollar denominated securities.
(b)	Foreign security traded in U.S. dollars.

See Notes to Financial Statements.	7

Schedule of Investments (concluded)

FOCUSED SMALL CAP VALUE FUND October 31, 2024

The following is a summary of the inputs used as of October 31, 2024 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks	$99,826,233	$–	$–	$99,826,233
Short-Term Investments
Repurchase Agreements	–	553,674	–	553,674
Total	$99,826,233	$553,674	$–	$100,379,907

(1)	Refer to Note 2(l) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the year in relation to the Fund’s net assets.

8	See Notes to Financial Statements.

Schedule of Investments

FUNDAMENTAL EQUITY FUND October 31, 2024

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 99.37%

COMMON STOCKS 99.37%

Aerospace & Defense 3.38%
Lockheed Martin Corp.	46,799	$25,554,594
RTX Corp.	336,352	40,695,228
Total		66,249,822

Banks 6.64%
JPMorgan Chase & Co.	359,201	79,713,886
Wells Fargo & Co.	778,594	50,546,322
Total		130,260,208

Biotechnology 3.55%
AbbVie, Inc.	219,099	44,667,713
United Therapeutics Corp.*	66,819	24,988,302
Total		69,656,015

Building Products 3.48%
Allegion PLC (Ireland)(a)	282,647	39,466,000
Masco Corp.	359,669	28,741,150
Total		68,207,150

Capital Markets 8.40%
Ameriprise Financial, Inc.	46,432	23,694,250
Charles Schwab Corp.	627,366	44,436,334
KKR & Co., Inc.	238,662	32,992,635
Morgan Stanley	320,514	37,259,752
Nasdaq, Inc.	356,818	26,375,986
Total		164,758,957

Chemicals 0.82%
Dow, Inc.	327,764	16,184,986

Construction & Engineering 1.81%
EMCOR Group, Inc.	79,450	35,440,262

Construction Materials 1.98%
CRH PLC	406,401	38,782,847

Consumer Finance 1.62%
American Express Co.	118,061	31,885,915
Investments	Shares	Fair Value
Consumer Staples Distribution & Retail 3.30%
BJ’s Wholesale Club Holdings, Inc.*	377,771	$32,008,537
Target Corp.	218,032	32,713,521
Total		64,722,058

Electric: Utilities 3.95%
Entergy Corp.	201,889	31,248,379
FirstEnergy Corp.	564,367	23,607,472
NextEra Energy, Inc.	285,809	22,650,363
Total		77,506,214

Electronic Equipment, Instruments & Components 1.49%
TD SYNNEX Corp.	253,963	29,294,632

Energy Equipment & Services 1.21%
Schlumberger NV	592,275	23,732,459

Financial Services 3.32%
Fiserv, Inc.*	223,347	44,200,371
PayPal Holdings, Inc.*	263,013	20,856,931
Total		65,057,302

Health Care Equipment & Supplies 1.49%
Becton Dickinson & Co.	125,159	29,235,891

Health Care Providers & Services 6.97%
Labcorp Holdings, Inc.	167,548	38,246,182
McKesson Corp.	59,061	29,565,346
Molina Healthcare, Inc.*	78,381	25,177,545
UnitedHealth Group, Inc.	77,338	43,657,301
Total		136,646,374

Industrial REITS 1.07%
Prologis, Inc.	185,321	20,930,154

Insurance 8.38%
Allstate Corp.	169,267	31,571,681
Aon PLC Class A	98,958	36,304,721
Arch Capital Group Ltd.*	310,375	30,590,560
Arthur J Gallagher & Co.	113,910	32,031,492
RenaissanceRe Holdings Ltd.	129,498	33,980,275
Total		164,478,729

See Notes to Financial Statements.	9

Schedule of Investments (continued)

FUNDAMENTAL EQUITY FUND October 31, 2024

Investments	Shares	Fair Value
Interactive Media & Services 2.88%
Alphabet, Inc. Class A	330,127	$56,488,031

Life Sciences Tools & Services 1.38%
Thermo Fisher Scientific, Inc.	49,451	27,016,070

Machinery 4.04%
Cummins, Inc.	113,685	37,400,091
Parker-Hannifin Corp.	65,972	41,830,866
Total		79,230,957

Metals & Mining 1.27%
Steel Dynamics, Inc.	190,553	24,867,167

Oil, Gas & Consumable Fuels 6.03%
Diamondback Energy, Inc.	211,548	37,395,340
Expand Energy Corp.	442,010	37,447,087
Shell PLC ADR	642,333	43,389,594
Total		118,232,021

Pharmaceuticals 2.31%
Merck & Co., Inc.	244,161	24,982,554
Teva Pharmaceutical Industries Ltd. ADR*	1,106,375	20,401,555
Total		45,384,109

Real Estate Management & Development 1.99%
CBRE Group, Inc. Class A*	298,882	39,144,576

Semiconductors & Semiconductor Equipment 2.59%
KLA Corp.	26,126	17,405,925
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	175,064	33,356,695
Total		50,762,620

Software 3.40%
Adobe, Inc.*	60,896	29,113,160
Microsoft Corp.	92,376	37,536,987
Total		66,650,147

Specialized REITS 0.91%
American Tower Corp.	83,715	17,876,501
Investments	Shares	Fair Value
Specialty Retail 4.98%
AutoZone, Inc.*	9,813	$29,527,317
Best Buy Co., Inc.	341,337	30,867,105
Lowe’s Cos., Inc.	142,323	37,264,431
Total		97,658,853

Technology Hardware, Storage & Peripherals 1.49%
NetApp, Inc.	253,277	29,205,371

Textiles, Apparel & Luxury Goods 1.55%
Ralph Lauren Corp.	153,547	30,391,558

Trading Companies & Distributors 1.69%
AerCap Holdings NV (Ireland)(a)	355,612	33,267,503
Total Common Stocks (cost $1,280,257,050)		1,949,205,459

	Principal Amount

SHORT-TERM INVESTMENTS 0.71%

Repurchase Agreements 0.71%
Repurchase Agreement dated 10/31/2024, 2.400% due 11/1/2024 with Fixed Income Clearing Corp. collateralized by $13,969,600 of U.S. Treasury Note at 4.375% due 7/31/2026; value: $14,163,378; proceeds: $13,886,474 (cost $13,885,549)	$13,885,549	13,885,549
Total Investments in Securities 100.08% (cost $1,294,142,599)		1,963,091,008
Other Assets and Liabilities – Net (0.08)%		(1,589,855)
Net Assets 100.00%		$1,961,501,153

ADR	American Depositary Receipt.
REITS	Real Estate Investment Trusts.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

10	See Notes to Financial Statements.

Schedule of Investments (concluded)

FUNDAMENTAL EQUITY FUND October 31, 2024

The following is a summary of the inputs used as of October 31, 2024 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks	$1,949,205,459	$–	$–	$1,949,205,459
Short-Term Investments
Repurchase Agreements	–	13,885,549	–	13,885,549
Total	$1,949,205,459	$13,885,549	$–	$1,963,091,008

(1)	Refer to Note 2(l) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the year in relation to the Fund’s net assets.

See Notes to Financial Statements.	11

Schedule of Investments

GLOBAL EQUITY FUND October 31, 2024

Investments	Shares	U.S. $ Fair Value
LONG-TERM INVESTMENTS 98.05%

COMMON STOCKS 98.05%

Australia 1.39%

Diversified REITS 0.78%
Charter Hall Group	45,834	$452,281

Health Care Technology 0.31%
Pro Medicus Ltd.	1,418	179,626

Metals & Mining 0.30%
BHP Group Ltd.	6,116	169,918
Total Australia		801,825

Austria 1.88%

Banks
BAWAG Group AG†	14,043	1,088,467

Brazil 2.05%

Broadline Retail
MercadoLibre, Inc.*	581	1,183,601

Canada 1.41%

Consumer Staples Distribution & Retail 0.51%
Alimentation Couche-Tard, Inc.	5,609	292,505

Insurance 0.90%
Manulife Financial Corp.(a)	17,893	522,648
Total Canada		815,153

China 4.84%

Beverages 0.40%
Kweichow Moutai Co. Ltd. Class A	1,081	232,177

Broadline Retail 0.94%
PDD Holdings, Inc. ADR*	4,511	543,981

Gas Utilities 0.41%
ENN Energy Holdings Ltd.	33,698	237,412

Interactive Media & Services 1.52%
Tencent Holdings Ltd.	16,883	880,315
Investments	Shares	U.S. $ Fair Value
China (continued)

Marine Transportation 1.57%
SITC International Holdings Co. Ltd.	319,873	$905,212
Total China		2,799,097

Denmark 1.01%

Biotechnology 0.59%
Zealand Pharma AS*	2,956	341,248

Pharmaceuticals 0.42%
Novo Nordisk AS Class B	2,175	243,959
Total Denmark		585,207

France 3.59%

Beverages 0.27%
Pernod Ricard SA	1,265	157,832

Capital Markets 1.65%
Amundi SA†	13,178	955,459

Oil, Gas & Consumable Fuels 1.19%
Gaztransport Et Technigaz SA	4,719	686,610

Textiles, Apparel & Luxury Goods 0.48%
LVMH Moet Hennessy Louis Vuitton SE	415	276,274
Total France		2,076,175

Germany 0.86%

Chemicals
FUCHS SE	13,824	496,624

India 0.78%

Commercial Services & Supplies
CMS Info Systems Ltd.	71,121	453,042

Ireland 1.33%

Information Technology Services 0.61%
Accenture PLC Class A	1,032	355,854

Trading Companies & Distributors 0.72%
AerCap Holdings NV	4,427	414,146
Total Ireland		770,000

12	See Notes to Financial Statements.

Schedule of Investments (continued)

GLOBAL EQUITY FUND October 31, 2024

Investments	Shares	U.S. $ Fair Value
Japan 4.70%

Building Products 0.89%
Sanwa Holdings Corp.	20,259	$513,242

Electrical Equipment 0.38%
Fuji Electric Co. Ltd.	4,322	220,110

Entertainment 0.44%
Nintendo Co. Ltd.	4,761	251,490

Japan

Health Care Equipment & Supplies 0.16%
Hoya Corp.	700	93,656

Information Technology Services 0.34%
SCSK Corp.	10,572	197,270

Insurance 1.53%
Sompo Holdings, Inc.	41,369	886,913

Professional Services 0.96%
TechnoPro Holdings, Inc.	31,079	554,710
Total Japan		2,717,391

Mexico 0.86%

Banks
Grupo Financiero Banorte SAB de CV Class O	71,665	499,017

Peru 1.11%

Banks
Intercorp Financial Services, Inc.	23,675	640,882

Singapore 0.20%

Semiconductors & Semiconductor Equipment
STMicroelectronics NV	4,307	117,075

South Korea 0.84%

Technology Hardware, Storage & Peripherals
Samsung Electronics Co. Ltd.	11,451	486,221
Investments	Shares	U.S. $ Fair Value
Spain 1.62%

Electric: Utilities
Iberdrola SA	63,318	$940,559

Taiwan 3.19%

Semiconductors & Semiconductor Equipment
Realtek Semiconductor Corp.	16,537	242,639
Taiwan Semiconductor Manufacturing Co. Ltd.	51,036	1,600,462
		1,843,101

United Kingdom 8.41%

Broadline Retail 2.03%
B&M European Value Retail SA	37,108	185,651
Next PLC	7,840	991,874
		1,177,525

Capital Markets 0.42%
London Stock Exchange Group PLC	1,783	241,661

Household Durables 1.17%
Persimmon PLC	35,627	675,177

Personal Care Products 1.90%
Unilever PLC	18,004	1,098,281

Tobacco 2.09%
Imperial Brands PLC	40,061	1,208,962

Trading Companies & Distributors 0.80%
Ashtead Group PLC	6,206	464,257
Total United Kingdom		4,865,863

United States 57.98%

Aerospace & Defense 0.79%
TransDigm Group, Inc.	350	455,805

Banks 3.71%
East West Bancorp, Inc.	12,894	1,257,036
JPMorgan Chase & Co.	4,009	889,677
		2,146,713

See Notes to Financial Statements.	13

Schedule of Investments (continued)

GLOBAL EQUITY FUND October 31, 2024

Investments	Shares	U.S. $ Fair Value
United States (continued)

Biotechnology 2.13%
AbbVie, Inc.	3,995	$814,461
Vertex Pharmaceuticals, Inc.*	881	419,338
		1,233,799

Broadline Retail 3.56%
Amazon.com, Inc.*	11,047	2,059,161

Building Products 1.95%
Allegion PLC	6,175	862,215
Builders FirstSource, Inc.*	1,541	264,128
		1,126,343

Capital Markets 3.18%
Ameriprise Financial, Inc.	1,125	574,088
Evercore, Inc. Class A	2,670	705,334
Moody’s Corp.	1,235	560,739
		1,840,161

Construction Materials 1.17%
CRH PLC	1,048	99,909
CRH PLC	6,056	577,924
		677,833

Consumer Staples Distribution & Retail 0.43%
BJ’s Wholesale Club Holdings, Inc.*	2,966	251,309

Entertainment 1.65%
Netflix, Inc.*	1,266	957,134

Financial Services 1.48%
Visa, Inc. Class A	2,953	855,927

Ground Transportation 1.03%
Uber Technologies, Inc.*	8,261	595,205

Health Care Equipment & Supplies 0.94%
Dexcom, Inc.*	1,769	124,679
Intuitive Surgical, Inc.*	830	418,187
		542,866
Investments	Shares	U.S. $ Fair Value
United States (continued)

Health Care Providers & Services 4.21%
Cigna Group	2,248	$707,693
McKesson Corp.	769	384,954
Molina Healthcare, Inc.*	1,277	410,198
UnitedHealth Group, Inc.	1,654	933,683
		2,436,528

Household Durables 1.33%
PulteGroup, Inc.	5,924	767,336

Interactive Media & Services 8.28%
Alphabet, Inc. Class A	15,557	2,661,958
Meta Platforms, Inc. Class A	3,747	2,126,722
		4,788,680

Life Sciences Tools & Services 0.33%
Thermo Fisher Scientific, Inc.	355	193,944

Machinery 1.50%
Crane Co.	3,239	509,430
Parker-Hannifin Corp.	561	355,713
		865,143

Media 1.08%
Trade Desk, Inc. Class A*	5,178	622,447

Oil, Gas & Consumable Fuels 1.69%
Shell PLC	29,273	977,347

Professional Services 0.66%
Verra Mobility Corp.*	14,764	383,421

Semiconductors & Semiconductor Equipment 7.92%
Broadcom, Inc.	5,962	1,012,169
KLA Corp.	319	212,527
NVIDIA Corp.	25,285	3,356,837
		4,581,533

Software 6.62%
Adobe, Inc.*	1,066	509,633
Cadence Design Systems, Inc.*	534	147,448
Intuit, Inc.	566	345,430
Manhattan Associates, Inc.*	1,467	386,349

14	See Notes to Financial Statements.

Schedule of Investments (continued)

GLOBAL EQUITY FUND October 31, 2024

Investments	Shares	U.S. $ Fair Value
United States (continued)
Microsoft Corp.	5,336	$2,168,284
SPS Commerce, Inc.*	1,635	269,775
		3,826,919

Specialty Retail 0.49%
Lowe’s Cos., Inc.	1,074	281,205

Technology Hardware, Storage & Peripherals 1.27%
Apple, Inc.	3,260	736,467

Trading Companies & Distributors 0.58%
Core & Main, Inc. Class A*	7,537	333,738
Total United States		33,536,964
Total Common Stocks (cost $49,157,302)		56,716,264

	Principal Amount

SHORT-TERM INVESTMENTS 6.75%

Repurchase Agreements 5.83%
Repurchase Agreement dated 10/31/2024, 2.400% due 11/1/2024 with Fixed Income Clearing Corp. collateralized by $3,379,300 of U.S. Treasury Note at 4.500% due 7/15/2026; value: $3,440,655; proceeds: $3,373,232 (cost $3,373,008)	$3,373,008	3,373,008

Time Deposits 0.09%
CitiBank N.A.(b) (cost $52,908)	52,908	52,908
Investments	Shares	U.S. $ Fair Value
Money Market Funds 0.83%
Fidelity Government Portfolio(b) (cost $476,175)	476,175	$476,175
Total Short-Term Investments (cost $3,902,091)		3,902,091
Total Investments in Securities 104.80% (cost $53,059,393)		60,618,355
Other Assets and Liabilities – Net (4.80)%		(2,776,424)
Net Assets 100.00%		$57,841,931

ADR	American Depositary Receipt.
REITS	Real Estate Investment Trusts.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At October 31, 2024, the total value of Rule 144A securities was $2,043,926, which represents 3.53% of net assets.
*	Non-income producing security.
(a)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(b)	Security was purchased with the cash collateral from loaned securities.

See Notes to Financial Statements.	15

Schedule of Investments (concluded)

GLOBAL EQUITY FUND October 31, 2024

The following is a summary of the inputs used as of October 31, 2024 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks
Australia	$–	$801,825	$–	$801,825
Austria	–	1,088,467	–	1,088,467
China	1,449,193	1,349,904	–	2,799,097
Denmark	–	585,207	–	585,207
France	–	2,076,175	–	2,076,175
Germany	–	496,624	–	496,624
India	–	453,042	–	453,042
Japan	–	2,717,391	–	2,717,391
Singapore	–	117,075	–	117,075
South Korea	–	486,221	–	486,221
Spain	–	940,559	–	940,559
Taiwan	–	1,843,101	–	1,843,101
United Kingdom	–	4,865,863	–	4,865,863
United States	32,459,708	1,077,256	–	33,536,964
Remaining Countries	3,908,653	–	–	3,908,653
Short-Term Investments
Repurchase Agreements	–	3,373,008	–	3,373,008
Time Deposits	–	52,908	–	52,908
Money Market Funds	476,175	–	–	476,175
Total	$38,293,729	$22,324,626	$–	$60,618,355

(1)	Refer to Note 2(l) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Countries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the year in relation to the Fund’s net assets.

16	See Notes to Financial Statements.

Schedule of Investments

GROWTH LEADERS FUND October 31, 2024

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 95.53%

COMMON STOCKS 95.53%

Aerospace & Defense 2.50%
Axon Enterprise, Inc.*	160,603	$68,015,371
Loar Holdings, Inc.*	164,560	14,181,781
TransDigm Group, Inc.	61,595	80,215,168
Total		162,412,320

Automobiles 1.45%
Tesla, Inc.*	377,354	94,281,897

Biotechnology 5.40%
Argenx SE ADR*	145,692	85,419,220
Blueprint Medicines Corp.*	523,548	45,815,685
Insmed, Inc.*	621,646	41,824,343
Natera, Inc.*	956,602	115,710,578
REVOLUTION Medicines, Inc.*	1,167,788	62,476,658
Total		351,246,484

Broadline Retail 6.54%
Amazon.com, Inc.*	1,360,922	253,675,861
MercadoLibre, Inc. (Uruguay)*(a)	84,391	171,919,657
Total		425,595,518

Building Products 1.11%
Trane Technologies PLC (Ireland)(a)	195,965	72,538,404

Capital Markets 0.81%
Evercore, Inc. Class A	198,395	52,410,007

Communications Equipment 2.43%
Arista Networks, Inc.*	409,571	158,274,617

Construction & Engineering 1.83%
EMCOR Group, Inc.	182,137	81,245,851
Quanta Services, Inc.	125,776	37,937,815
Total		119,183,666

Consumer Staples Distribution & Retail 1.02%
Costco Wholesale Corp.	75,972	66,413,203
Investments	Shares	Fair Value
Electrical Equipment 2.30%
Eaton Corp. PLC	219,040	$72,629,283
Vertiv Holdings Co.Class A	702,691	76,797,100
Total		149,426,383

Entertainment 5.94%
Netflix, Inc.*	242,266	183,160,364
Spotify Technology SA (Sweden)*(a)	527,238	203,039,354
Total		386,199,718

Ground Transportation 1.71%
Uber Technologies, Inc.*	1,545,218	111,332,957

Health Care Equipment & Supplies 4.74%
Boston Scientific Corp.*	1,000,203	84,037,056
Glaukos Corp.*	714,960	94,553,460
Intuitive Surgical, Inc.*	258,237	130,110,130
Total		308,700,646

Hotels, Restaurants & Leisure 2.92%
Cava Group, Inc.*	644,231	86,043,492
DoorDash, Inc. Class A*	662,790	103,859,193
Total		189,902,685

Information Technology Services 2.05%
Shopify, Inc. Class A (Canada)*(a)	1,083,551	84,744,524
Wix.com Ltd. (Israel)*(a)	289,322	48,351,492
Total		133,096,016

Interactive Media & Services 9.52%
Alphabet, Inc. Class A	1,491,382	255,190,374
Meta Platforms, Inc. Class A	416,177	236,213,742
Reddit, Inc. Class A*	1,072,543	127,954,380
Total		619,358,496

Media 1.80%
Trade Desk, Inc. Class A*	975,023	117,207,515

See Notes to Financial Statements.	17

Schedule of Investments (continued)

GROWTH LEADERS FUND October 31, 2024

Investments	Shares	Fair Value
Semiconductors & Semiconductor Equipment 17.13%
Broadcom, Inc.	639,219	$108,520,210
Monolithic Power Systems, Inc.	107,545	81,658,919
NVIDIA Corp.	6,424,591	852,928,701
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	375,217	71,493,847
Total		1,114,601,677

Software 19.46%
Agilysys, Inc.*	296,625	29,674,365
AppLovin Corp. Class A*	1,000,290	169,439,123
CyberArk Software Ltd. (Israel)*(a)	555,773	153,682,350
Guidewire Software, Inc.*	444,241	82,744,329
Microsoft Corp.	915,642	372,071,127
Oracle Corp.	374,387	62,837,114
Palantir Technologies, Inc. Class A*	2,766,010	114,955,375
Samsara, Inc. Class A*	1,650,053	78,856,033
ServiceNow, Inc.*	104,100	97,124,259
Varonis Systems, Inc.*	850,948	42,862,251
Zeta Global Holdings Corp. Class A*	2,240,419	62,014,798
Total		1,266,261,124

Specialty Retail 1.77%
Carvana Co.*	466,104	115,272,180

Technology Hardware, Storage & Peripherals 3.10%
Apple, Inc.	891,967	201,504,265
Total Common Stocks (cost $3,903,433,579)		6,215,219,778
Investments	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS 4.39%

Repurchase Agreements 4.39%
Repurchase Agreement dated 10/31/2024, 2.400% due 11/1/2024 with Fixed Income Clearing Corp. collateralized by $73,624,800 of U.S. Treasury Note at 4.375% due 7/31/2026; $230,329,200 of U.S. Treasury Note at 0.625% due 7/31/2026; value: $291,587,087; proceeds: $285,888,747 (cost $285,869,689)	$285,869,689	$285,869,689
Total Investments in Securities 99.92% (cost $4,189,303,268)		6,501,089,467
Other Assets and Liabilities – Net 0.08%		5,344,912
Net Assets 100.00%		$6,506,434,379

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

18	See Notes to Financial Statements.

Schedule of Investments (concluded)

GROWTH LEADERS FUND October 31, 2024

The following is a summary of the inputs used as of October 31, 2024 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks	$6,215,219,778	$–	$–	$6,215,219,778
Short-Term Investments
Repurchase Agreements	–	285,869,689	–	285,869,689
Total	$6,215,219,778	$285,869,689	$–	$6,501,089,467

(1)	Refer to Note 2(l) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the year in relation to the Fund’s net assets.

See Notes to Financial Statements.	19

Schedule of Investments

HEALTH CARE FUND October 31, 2024

Investments	Shares	U.S. $ Fair Value
LONG-TERM INVESTMENTS 96.66%

COMMON STOCKS 96.66%

Canada 1.16%

Biotechnology
Xenon Pharmaceuticals, Inc.*	2,416	$99,322

Denmark 6.95%

Biotechnology 1.70%
Zealand Pharma AS*	1,266	146,150

Pharmaceuticals 5.25%
Novo Nordisk AS Class B	4,007	449,445
Total Denmark		595,595

Japan 2.81%

Health Care Equipment & Supplies 1.39%
Terumo Corp.	6,276	119,528

Pharmaceuticals 1.42%
Daiichi Sankyo Co. Ltd.	3,729	121,373
Total Japan		240,901

Netherlands 4.22%

Biotechnology
Argenx SE*	399	235,272
Argenx SE*	67	39,336
Merus NV*	1,733	86,529
		361,137
Spain 1.36%

Biotechnology
Pharma Mar SA	1,507	116,080

Sweden 1.18%

Biotechnology
Swedish Orphan Biovitrum AB*	3,223	100,732

Switzerland 1.51%

Life Sciences Tools & Services
Lonza Group AG Registered Shares	210	129,219
Investments	Shares	U.S. $ Fair Value
United Kingdom 1.79%

Pharmaceuticals
AstraZeneca PLC	1,079	$153,535

United States 75.68%

Biotechnology 26.94%
ADMA Biologics, Inc.*	3,525	57,493
Arcellx, Inc.*	2,079	175,197
Avidity Biosciences, Inc.*	1,595	67,405
Blueprint Medicines Corp.*	1,052	92,061
Bridgebio Pharma, Inc.*	1,765	41,319
CareDx, Inc.*	2,409	53,311
Crinetics Pharmaceuticals, Inc.*	2,388	133,632
Gilead Sciences, Inc.	1,000	88,820
Insmed, Inc.*	1,432	96,345
Janux Therapeutics, Inc.*	1,315	70,997
Krystal Biotech, Inc.*	785	135,436
Mirum Pharmaceuticals, Inc.*	2,204	84,766
Natera, Inc.*	1,990	240,710
Nuvalent, Inc. Class A*	1,174	103,887
Regeneron Pharmaceuticals, Inc.*	107	89,687
REVOLUTION Medicines, Inc.*	1,916	102,506
Scholar Rock Holding Corp.*	2,578	73,318
SpringWorks Therapeutics, Inc.*	3,132	94,367
Twist Bioscience Corp.*	657	26,517
Vaxcyte, Inc.*	1,175	124,961
Vera Therapeutics, Inc.*	2,445	98,729
Veracyte, Inc.*	2,282	76,995
Vertex Pharmaceuticals, Inc.*	376	178,969
		2,307,428

Health Care Equipment & Supplies 24.04%
Alcon AG	1,545	142,063
Boston Scientific Corp.*	3,730	313,394
Ceribell, Inc.*	2,170	57,049
Cooper Cos., Inc.*	860	90,025
Glaukos Corp.*	1,363	180,257

20	See Notes to Financial Statements.

Schedule of Investments (continued)

HEALTH CARE FUND October 31, 2024

Investments	Shares	U.S. $ Fair Value
United States (continued)
Globus Medical, Inc. Class A*	1,394	$102,515
Insulet Corp.*	275	63,671
Intuitive Surgical, Inc.*	697	351,176
Lantheus Holdings, Inc.*	785	86,224
PROCEPT BioRobotics Corp.*	2,402	216,180
RxSight, Inc.*	2,504	126,853
Stryker Corp.	713	254,028
TransMedics Group, Inc.*	926	75,904
		2,059,339

Health Care Providers & Services 5.09%
Cencora, Inc.	719	163,990
Encompass Health Corp.	1,022	101,648
UnitedHealth Group, Inc.	302	170,479
		436,117

Health Care Technology 1.15%
Doximity, Inc. Class A*	2,361	98,548

Life Sciences Tools & Services 5.62%
Agilent Technologies, Inc.	484	63,070
Danaher Corp.	867	212,987
Thermo Fisher Scientific, Inc.	375	204,870
		480,927

Pharmaceuticals 12.84%
Eli Lilly & Co.	744	617,327
Evolus, Inc.*	4,553	74,305
Intra-Cellular Therapies, Inc.*	1,191	100,937
Merck & Co., Inc.	1,098	112,347
Tarsus Pharmaceuticals, Inc.*	4,384	195,044
		1,099,960
Total United States		6,482,319
Total Common Stocks (cost $5,960,336)		8,278,840
Investments	Principal Amount	U.S. $ Fair Value
SHORT-TERM INVESTMENTS 3.58%

Repurchase Agreements 3.58%
Repurchase Agreement dated 10/31/2024, 2.400% due 11/1/2024 with Fixed Income Clearing Corp. collateralized by $307,200 of U.S. Treasury Note at 4.500% due 7/15/2026; value: $312,780; proceeds: $306,646 (cost $306,626)	$306,626	$306,626
Total Investments in Securities 100.24% (cost $6,266,962)		8,585,466
Other Assets and Liabilities – Net (0.24)%		(20,413)
Net Assets 100.00%		$8,565,053

*	Non-income producing security.

See Notes to Financial Statements.	21

Schedule of Investments (concluded)

HEALTH CARE FUND October 31, 2024

The following is a summary of the inputs used as of October 31, 2024 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks
Denmark	$–	$595,595	$–	$595,595
Japan	–	240,901	–	240,901
Netherlands	86,529	274,608	–	361,137
Spain	–	116,080	–	116,080
Switzerland	–	129,219	–	129,219
United Kingdom	–	153,535	–	153,535
Remaining Countries	6,682,373	–	–	6,682,373
Short-Term Investments
Repurchase Agreements	–	306,626	–	306,626
Total	$6,768,902	$1,816,564	$–	$8,585,466

(1)	Refer to Note 2(l) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Countries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the year in relation to the Fund’s net assets.

22	See Notes to Financial Statements.

Schedule of Investments

INTERNATIONAL EQUITY FUND October 31, 2024

Investments	Shares	U.S. $ Fair Value
LONG-TERM INVESTMENTS 96.23%

COMMON STOCKS 95.41%

Australia 2.91%

Diversified REITS 0.54%
Charter Hall Group	185,000	$1,825,545

Industrial REITS 0.58%
Goodman Group	82,000	1,958,118

Metals & Mining 1.50%
BHP Group Ltd.	180,487	5,014,391

Software 0.29%
WiseTech Global Ltd.	12,520	961,263
Total Australia		9,759,317

Austria 2.02%

Banks
BAWAG Group AG†	51,445	3,987,481
Erste Group Bank AG	48,918	2,767,080
		6,754,561

Brazil 0.79%

Broadline Retail
MercadoLibre, Inc.*	1,304	2,656,483

Canada 2.09%

Ground Transportation 0.65%
Canadian Pacific Kansas City Ltd.	28,123	2,169,491

Metals & Mining 0.85%
Teck Resources Ltd. Class B	61,652	2,866,202

Oil, Gas & Consumable Fuels 0.59%
Imperial Oil Ltd.	26,600	1,984,946
Total Canada		7,020,639
Investments	Shares	U.S. $ Fair Value
China 6.89%

Automobiles 0.83%
BYD Co. Ltd. Class H	77,324	$2,792,835

Beverages 0.52%
Kweichow Moutai Co. Ltd. Class A	8,100	1,739,717

Broadline Retail 2.03%
Alibaba Group Holding Ltd.	270,600	3,310,062
PDD Holdings, Inc. ADR*	29,015	3,498,919
		6,808,981

Hotels, Restaurants & Leisure 0.54%
Trip.com Group Ltd. ADR*	28,200	1,816,080

Interactive Media & Services 2.47%
Tencent Holdings Ltd.	159,047	8,293,043

Textiles, Apparel & Luxury Goods 0.50%
ANTA Sports Products Ltd.	155,400	1,658,613
Total China		23,109,269

Denmark 3.43%

Air Freight & Logistics 0.83%
DSV AS	12,752	2,791,482

Beverages 0.71%
Royal Unibrew AS	31,600	2,377,328

Pharmaceuticals 1.89%
Novo Nordisk AS Class B	56,418	6,328,124
Total Denmark		11,496,934

France 9.36%

Building Products 1.76%
Cie de Saint-Gobain SA	65,114	5,904,857

Chemicals 1.15%
Air Liquide SA	21,508	3,856,411

See Notes to Financial Statements.	23

Schedule of Investments (continued)

INTERNATIONAL EQUITY FUND October 31, 2024

Investments	Shares	U.S. $ Fair Value
France (continued)

Health Care Equipment & Supplies 0.90%
EssilorLuxottica SA	12,850	$3,014,069

Hotels, Restaurants & Leisure 0.80%
Sodexo SA	30,775	2,671,345

Insurance 1.28%
AXA SA	114,713	4,307,162

Oil, Gas & Consumable Fuels 1.25%
TotalEnergies SE	67,000	4,204,628

Personal Care Products 0.61%
L’Oreal SA	5,430	2,037,174

Professional Services 0.76%
Bureau Veritas SA	80,000	2,537,194

Textiles, Apparel & Luxury Goods 0.85%
LVMH Moet Hennessy Louis Vuitton SE	4,275	2,845,954
Total France		31,378,794

Germany 8.70%

Aerospace & Defense 0.49%
Rheinmetall AG	3,182	1,638,206

Diversified Telecommunication Services 1.70%
Deutsche Telekom AG	188,526	5,699,803

Insurance 2.90%
Allianz SE Registered Shares	18,791	5,915,504
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	7,445	3,807,226
		9,722,730

Personal Care Products 0.50%
Beiersdorf AG	12,332	1,664,743

Real Estate Management & Development 0.80%
Vonovia SE	82,066	2,690,594
Investments	Shares	U.S. $ Fair Value
Germany (continued)

Software 2.31%
SAP SE	33,236	$7,760,104
Total Germany		29,176,180

Hong Kong 1.51%

Insurance 0.71%
AIA Group Ltd.	301,200	2,377,166

Machinery 0.80%
Techtronic Industries Co. Ltd.	185,500	2,683,340
Total Hong Kong		5,060,506

India 4.99%

Banks 1.12%
ICICI Bank Ltd. ADR	123,223	3,747,211

Electric: Utilities 0.68%
Power Grid Corp. of India Ltd.	596,783	2,270,150

Health Care Providers & Services 0.40%
Max Healthcare Institute Ltd.	111,847	1,350,146

Oil, Gas & Consumable Fuels 0.71%
Reliance Industries Ltd.	74,984	1,185,645
Reliance Industries Ltd.*	74,984	1,187,857
		2,373,502

Personal Care Products 0.66%
Hindustan Unilever Ltd.	73,802	2,215,817

Pharmaceuticals 0.38%
Mankind Pharma Ltd.*	40,642	1,286,114

Wireless Telecommunication Services 1.04%
Bharti Airtel Ltd.	182,709	3,497,137
Total India		16,740,077

24	See Notes to Financial Statements.

Schedule of Investments (continued)

INTERNATIONAL EQUITY FUND October 31, 2024

Investments	Shares	U.S. $ Fair Value
Indonesia 0.48%

Banks
Bank Mandiri Persero Tbk. PT	3,800,000	$1,613,171

Ireland 0.88%

Trading Companies & Distributors
AerCap Holdings NV	31,647	2,960,577

Italy 3.31%

Banks 1.33%
UniCredit SpA	100,829	4,460,592

Beverages 0.66%
Coca-Cola HBC AG	63,644	2,227,099

Electrical Equipment 1.32%
Prysmian SpA	62,583	4,416,751
Total Italy		11,104,442

Japan 14.85%

Banks 2.32%
Mizuho Financial Group, Inc.	126,500	2,627,530
Sumitomo Mitsui Financial Group, Inc.	242,421	5,142,847
		7,770,377

Building Products 0.96%
Sanwa Holdings Corp.	127,500	3,230,090

Chemicals 0.57%
Shin-Etsu Chemical Co. Ltd.	52,000	1,905,485

Consumer Staples Distribution & Retail 0.74%
Seven & i Holdings Co. Ltd.	172,600	2,485,428

Electronic Equipment, Instruments & Components 0.55%
TDK Corp.	158,000	1,857,336
Investments	Shares	U.S. $ Fair Value
Japan (continued)

Entertainment 0.80%
Nintendo Co. Ltd.	51,000	$2,693,971

Health Care Equipment & Supplies 1.45%
Hoya Corp.	17,500	2,341,394
Terumo Corp.	132,400	2,521,598
		4,862,992

Industrial Conglomerates 2.06%
Hitachi Ltd.	275,000	6,909,337

Information Technology Services 1.27%
Fujitsu Ltd.	220,600	4,241,221

Insurance 0.95%
Sompo Holdings, Inc.	148,000	3,172,984

Machinery 1.20%
Ebara Corp.	126,400	1,899,589
Mitsubishi Heavy Industries Ltd.	150,600	2,126,013
		4,025,602

Textiles, Apparel & Luxury Goods 0.79%
Asics Corp.	152,300	2,660,208

Trading Companies & Distributors 1.19%
ITOCHU Corp.	80,556	3,984,930
Total Japan		49,799,961

Netherlands 1.28%

Chemicals 0.55%
Akzo Nobel NV	29,000	1,850,590

Semiconductors & Semiconductor Equipment 0.73%
ASML Holding NV	3,644	2,452,890
Total Netherlands		4,303,480

Philippines 0.58%

Banks
BDO Unibank, Inc.	748,000	1,957,652

See Notes to Financial Statements.	25

Schedule of Investments (continued)

INTERNATIONAL EQUITY FUND October 31, 2024

Investments	Shares	U.S. $ Fair Value
Singapore 0.97%

Banks
DBS Group Holdings Ltd.	112,500	$3,261,914

South Korea 1.80%

Aerospace & Defense 0.63%
Hanwha Aerospace Co. Ltd.	8,030	2,124,684

Automobiles 0.45%
Kia Corp.	22,799	1,507,673

Banks 0.72%
KB Financial Group, Inc.	37,100	2,414,053
Total South Korea		6,046,410

Spain 3.34%

Banks 0.65%
Banco Bilbao Vizcaya Argentaria SA	219,862	2,188,654

Electric: Utilities 1.32%
Iberdrola SA	297,935	4,425,685

Specialty Retail 1.37%
Industria de Diseno Textil SA	80,532	4,591,504
Total Spain		11,205,843

Sweden 0.96%

Machinery
Atlas Copco AB Class A	195,417	3,225,047

Switzerland 2.88%

Capital Markets 0.70%
Julius Baer Group Ltd.	38,357	2,338,686

Chemicals 0.92%
Givaudan SA	655	3,109,579

Life Sciences Tools & Services 1.26%
Lonza Group AG Registered Shares	6,859	4,220,535
Total Switzerland		9,668,800
Investments	Shares	U.S. $ Fair Value
Taiwan 5.43%

Electronic Equipment, Instruments & Components 0.57%
Hon Hai Precision Industry Co. Ltd.	297,000	$1,903,688

Semiconductors & Semiconductor Equipment 4.27%
Taiwan Semiconductor Manufacturing Co. Ltd.	456,714	14,322,314

Technology Hardware, Storage & Peripherals 0.59%
Quanta Computer, Inc.	218,000	1,979,732
Total Taiwan		18,205,734

United Kingdom 6.71%

Banks 0.90%
HSBC Holdings PLC	240,000	2,202,725
Lloyds Banking Group PLC	1,217,214	835,496
		3,038,221

Broadline Retail 0.69%
Next PLC	18,300	2,315,217

Capital Markets 0.64%
St. James’s Place PLC	203,704	2,136,978

Electric: Utilities 0.78%
SSE PLC	114,718	2,606,782

Household Durables 0.57%
Persimmon PLC	101,259	1,918,987

Insurance 0.45%
Lancashire Holdings Ltd.	185,644	1,510,480

Personal Care Products 1.59%
Unilever PLC	87,562	5,341,462

Pharmaceuticals 1.09%
AstraZeneca PLC	25,609	3,643,997
Total United Kingdom		22,512,124

26	See Notes to Financial Statements.

Schedule of Investments (continued)

INTERNATIONAL EQUITY FUND October 31, 2024

Investments	Shares	U.S. $ Fair Value
United States 9.25%

Construction Materials 1.80%
CRH PLC	63,400	$6,044,102

Electrical Equipment 2.10%
Schneider Electric SE	27,150	7,033,171

Health Care Equipment & Supplies 0.77%
Alcon AG	28,000	2,571,877

Interactive Media & Services 0.75%
Meta Platforms, Inc. Class A	4,442	2,521,190

Oil, Gas & Consumable Fuels 1.90%
Shell PLC	191,200	6,383,658

Pharmaceuticals 1.93%
Eli Lilly & Co.	2,808	2,329,910
Sanofi SA	39,251	4,148,037
		6,477,947
Total United States		31,031,945
Total Common Stocks (cost $254,679,905)		320,049,860

PREFERRED STOCKS 0.82%

Germany 0.82%

Household Products 0.82%
Henkel AG & Co. KGaA	31,849	2,757,898
Total Preferred Stocks (cost $2,856,468)		2,757,898
Total Long-Term Investments (cost $257,536,373)		322,807,758
Investments	Principal Amount	U.S. $ Fair Value
SHORT-TERM INVESTMENTS 3.14%

Repurchase Agreements 3.14%
Repurchase Agreement dated 10/31/2024, 2.400% due 11/1/2024 with Fixed Income Clearing Corp. collateralized by $11,388,000 of U.S. Treasury Note at 0.625% due 7/31/2026; value: $10,726,156; proceeds: $10,516,376 (cost $10,515,675)	$10,515,675	$10,515,675
Total Investments in Securities 99.37% (cost $268,052,048)		333,323,433
Other Assets and Liabilities – Net 0.63%		2,114,726
Net Assets 100.00%		$335,438,159

ADR	American Depositary Receipt.
REITS	Real Estate Investment Trusts.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At October 31, 2024, the total value of Rule 144A securities was $3,987,481, which represents 1.19% of net assets.
*	Non-income producing security.

See Notes to Financial Statements.	27

Schedule of Investments (concluded)

INTERNATIONAL EQUITY FUND October 31, 2024

The following is a summary of the inputs used as of October 31, 2024 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks
Brazil	$2,656,483	$–	$–	$2,656,483
Canada	7,020,639	–	–	7,020,639
China	5,314,999	17,794,270	–	23,109,269
France	2,671,345	28,707,449	–	31,378,794
India	4,935,068	11,805,009	–	16,740,077
Ireland	2,960,577	–	–	2,960,577
United Kingdom	1,510,480	21,001,644	–	22,512,124
United States	4,851,100	26,180,845	–	31,031,945
Remaining Countries	–	182,639,952	–	182,639,952
Preferred Stocks	–	2,757,898	–	2,757,898
Short-Term Investments
Repurchase Agreements	–	10,515,675	–	10,515,675
Total	$31,920,691	$301,402,742	$–	$333,323,433

(1)	Refer to Note 2(l) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Countries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the year in relation to the Fund’s net assets.

28	See Notes to Financial Statements.

Schedule of Investments

INTERNATIONAL OPPORTUNITIES FUND October 31, 2024

Investments	Shares	U.S. $ Fair Value
LONG-TERM INVESTMENTS 94.78%

COMMON STOCKS 94.78%

Australia 1.77%

Automobile Components 1.01%
Amotiv Ltd.	453,173	$3,154,168

Professional Services 0.76%
IPH Ltd.	673,677	2,370,402
Total Australia		5,524,570

Austria 2.61%

Banks 1.78%
BAWAG Group AG†	71,376	5,532,324

Machinery 0.83%
ANDRITZ AG	42,891	2,589,461
Total Austria		8,121,785

Canada 10.75%

Consumer Staples Distribution & Retail 1.63%
North West Co., Inc.	134,800	5,074,061

Gas Utilities 1.04%
Brookfield Infrastructure Corp. Class A	78,889	3,243,155

Metals & Mining 2.59%
Alamos Gold, Inc. Class A	268,929	5,433,241
Capstone Copper Corp.*	381,100	2,635,826
		8,069,067

Oil, Gas & Consumable Fuels 1.99%
MEG Energy Corp.	125,600	2,295,773
Whitecap Resources, Inc.	523,000	3,902,733
		6,198,506

Paper & Forest Products 0.98%
Interfor Corp.*	220,348	3,036,936

Retail REITS 1.66%
First Capital Real Estate Investment Trust	404,200	5,161,544
Investments	Shares	U.S. $ Fair Value
Canada (continued)

Trading Companies & Distributors 0.86%
Finning International, Inc.	92,000	$2,685,302
Total Canada		33,468,571

China 0.62%

Textiles, Apparel & Luxury Goods
Xtep International Holdings Ltd.	2,600,000	1,928,192

Denmark 1.80%

Beverages 1.17%
Royal Unibrew AS	48,454	3,645,286

Biotechnology 0.63%
Zealand Pharma AS*	16,959	1,957,788
Total Denmark		5,603,074

Faeroe Islands 0.68%

Food Products
Bakkafrost P	35,000	2,110,694

France 5.76%

Construction Materials 0.09%
Vicat SACA	7,413	274,658

Electrical Equipment 0.76%
Nexans SA	17,000	2,366,445

Household Durables 0.94%
Kaufman & Broad SA	79,000	2,925,988

Oil, Gas & Consumable Fuels 1.01%
Gaztransport Et Technigaz SA	21,749	3,164,459

Personal Care Products 0.73%
Interparfums SA	49,644	2,267,426

Software 2.23%
Esker SA	10,875	3,100,233
Planisware SA*	158,781	3,856,704
		6,956,937
Total France		17,955,913

See Notes to Financial Statements.	29

Schedule of Investments (continued)

INTERNATIONAL OPPORTUNITIES FUND October 31, 2024

Investments	Shares	U.S. $ Fair Value
Germany 6.13%

Life Sciences Tools & Services 1.04%
Gerresheimer AG	38,367	$3,231,260

Media 1.45%
Stroeer SE & Co. KGaA	76,136	4,517,612

Real Estate Management & Development 1.63%
TAG Immobilien AG*	305,433	5,077,455

Semiconductors & Semiconductor Equipment 0.28%
Siltronic AG	15,548	883,203

Wireless Telecommunication Services 1.73%
Freenet AG	181,579	5,396,600
Total Germany		19,106,130

Greece 0.91%

Banks
Alpha Services & Holdings SA	1,892,221	2,850,307

Hong Kong 0.57%

Semiconductors & Semiconductor Equipment
ASMPT Ltd.	165,200	1,790,907

India 0.87%

Commercial Services & Supplies
CMS Info Systems Ltd.	425,399	2,709,800

Indonesia 1.85%

Real Estate Management & Development 0.97%
Pakuwon Jati Tbk. PT	98,687,500	3,005,583

Specialty Retail 0.88%
Map Aktif Adiperkasa PT	39,786,100	2,750,425
Total Indonesia		5,756,008

Ireland 0.55%

Hotels, Restaurants & Leisure
Dalata Hotel Group PLC	362,534	1,700,440
Investments	Shares	U.S. $ Fair Value
Israel 1.85%

Capital Markets
Tel Aviv Stock Exchange Ltd.	574,657	$5,761,528

Italy 3.32%

Financial Services 0.73%
Banca Mediolanum SpA	184,335	2,278,529

Leisure Products 0.49%
Sanlorenzo SpA	40,000	1,506,144

Personal Care Products 0.98%
Intercos SpA	190,100	3,050,290

Textiles, Apparel & Luxury Goods 1.12%
Brunello Cucinelli SpA	35,366	3,498,436
Total Italy		10,333,399

Japan 23.37%

Banks 1.02%
Mebuki Financial Group, Inc.	850,000	3,179,342

Beverages 1.06%
Coca-Cola Bottlers Japan Holdings, Inc.	258,400	3,309,795

Building Products 2.26%
Sanwa Holdings Corp.	277,700	7,035,264

Chemicals 2.11%
Aica Kogyo Co. Ltd.	169,400	3,665,757
Kansai Paint Co. Ltd.	179,000	2,915,309
		6,581,066

Construction & Engineering 0.87%
SHO-BOND Holdings Co. Ltd.	76,800	2,701,711

Distributors 0.89%
PALTAC Corp.	102,230	2,758,741

30	See Notes to Financial Statements.

Schedule of Investments (continued)

INTERNATIONAL OPPORTUNITIES FUND October 31, 2024

Investments	Shares	U.S. $ Fair Value
Japan (continued)

Electronic Equipment, Instruments & Components 1.50%
Azbil Corp.	442,400	$3,440,084
Rigaku Holdings Corp.*	149,533	1,239,055
		4,679,139

Food Products 1.21%
Nichirei Corp.	134,800	3,767,008

Hotels, Restaurants & Leisure 0.62%
Saizeriya Co. Ltd.	52,600	1,941,595

Information Technology Services 2.84%
NS Solutions Corp.	188,476	4,768,991
Simplex Holdings, Inc.	252,100	4,088,349
		8,857,340

Machinery 2.53%
DMG Mori Co. Ltd.	145,400	2,772,496
Fujitec Co. Ltd.	85,200	3,065,682
OSG Corp.	174,000	2,053,725
		7,891,903

Media 0.41%
Kadokawa Corp.	58,800	1,279,915

Real Estate Management & Development 0.48%
Tokyu Fudosan Holdings Corp.	237,800	1,483,968

Semiconductors & Semiconductor Equipment 0.65%
Kokusai Electric Corp.	54,415	992,188
SUMCO Corp.	106,200	1,015,423
		2,007,611

Software 2.23%
Money Forward, Inc.*	107,400	3,503,987
OBIC Business Consultants Co. Ltd.	77,600	3,430,387
		6,934,374

Specialty Retail 0.88%
JINS Holdings, Inc.	67,000	2,730,838
Investments	Shares	U.S. $ Fair Value
Japan (continued)

Wireless Telecommunication Services 1.81%
Okinawa Cellular Telephone Co.	198,200	$5,638,462
Total Japan		72,778,072

Jordan 0.88%

Pharmaceuticals
Hikma Pharmaceuticals PLC	114,264	2,736,598

Mexico 1.21%

Consumer Finance 0.82%
Gentera SAB de CV	2,002,820	2,556,387

Real Estate Management & Development 0.39%
Corp. Inmobiliaria Vesta SAB de CV	466,400	1,218,824
Total Mexico		3,775,211

Netherlands 0.45%

Semiconductors & Semiconductor Equipment
BE Semiconductor Industries NV	13,083	1,392,635

Norway 0.76%

Media
Schibsted ASA Class A	70,000	2,357,048

Peru 1.04%

Banks
Intercorp Financial Services, Inc.	119,356	3,230,967

Portugal 1.13%

Multi-Utilities
REN - Redes Energeticas Nacionais SGPS SA	1,410,275	3,520,591

See Notes to Financial Statements.	31

Schedule of Investments (continued)

INTERNATIONAL OPPORTUNITIES FUND October 31, 2024

Investments	Shares	U.S. $ Fair Value
South Korea 0.50%

Semiconductors & Semiconductor Equipment
WONIK IPS Co. Ltd.*	78,643	$1,559,391

Spain 0.87%

Containers & Packaging
Vidrala SA	25,163	2,720,881

Sweden 1.42%

Commercial Services & Supplies 1.28%
Loomis AB	127,468	3,993,462

Leisure Products 0.14%
Thule Group AB†	12,476	417,094
Total Sweden		4,410,556

Switzerland 4.15%

Building Products 1.35%
dormakaba Holding AG	5,500	4,193,925

Capital Markets 0.56%
EFG International AG	128,450	1,755,333

Containers & Packaging 0.86%
SIG Group AG	123,712	2,669,724

Life Sciences Tools & Services 0.57%
Siegfried Holding AG	1,347	1,759,510

Machinery 0.81%
Sulzer AG Registered Shares	16,456	2,536,919
Total Switzerland		12,915,411

Taiwan 0.48%

Semiconductors & Semiconductor Equipment
Realtek Semiconductor Corp.	102,000	1,496,591

United Kingdom 18.48%

Aerospace & Defense 2.64%
Chemring Group PLC	1,071,488	4,942,380
QinetiQ Group PLC	558,123	3,294,597
		8,236,977
Investments	Shares	U.S. $ Fair Value
United Kingdom (continued)

Biotechnology 0.32%
Genus PLC	37,551	$1,014,981

Broadline Retail 1.15%
B&M European Value Retail SA	714,429	3,574,283

Capital Markets 3.54%
Man Group PLC	1,132,677	2,898,741
Marex Group PLC	154,846	4,078,644
St. James’s Place PLC	385,000	4,038,882
		11,016,267

Construction & Engineering 0.59%
Renew Holdings PLC	130,000	1,833,857

Construction Materials 1.13%
Breedon Group PLC	619,923	3,517,185

Food Products 2.29%
Cranswick PLC	47,000	3,072,632
Tate & Lyle PLC	418,578	4,048,018
		7,120,650

Hotels, Restaurants & Leisure 0.99%
Greggs PLC	87,182	3,090,976

Household Durables 0.91%
Persimmon PLC	148,907	2,821,977

Insurance 1.43%
Lancashire Holdings Ltd.	549,653	4,472,215

Residential REITS 1.21%
UNITE Group PLC	332,729	3,763,850

Specialized REITS 1.18%
Big Yellow Group PLC	235,247	3,664,340

Trading Companies & Distributors 1.10%
Grafton Group PLC CDI	264,396	3,414,711
Total United Kingdom		57,542,269
Total Common Stocks (cost $265,187,630)		295,157,539

32	See Notes to Financial Statements.

Schedule of Investments (continued)

INTERNATIONAL OPPORTUNITIES FUND October 31, 2024

Investments	Principal Amount	U.S. $ Fair Value
SHORT-TERM INVESTMENTS 3.58%

Repurchase Agreements 3.58%
Repurchase Agreement dated 10/31/2024, 2.400% due 11/1/2024 with Fixed Income Clearing Corp. collateralized by $11,222,800 of U.S. Treasury Note at 4.375% due 7/31/2026; value: $11,378,449; proceeds: $11,156,046 (cost $11,155,302)	$11,155,302	$11,155,302
Total Investments in Securities 98.36% (cost $276,342,932)		306,312,841
Other Assets and Liabilities – Net 1.64%		5,101,194
Net Assets 100.00%		$311,414,035

CDI	CREST Depositary Interest.
REITS	Real Estate Investment Trusts.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At October 31, 2024, the total value of Rule 144A securities was $5,949,418, which represents 1.91% of net assets.
*	Non-income producing security.

See Notes to Financial Statements.	33

Schedule of Investments (concluded)

INTERNATIONAL OPPORTUNITIES FUND October 31, 2024

The following is a summary of the inputs used as of October 31, 2024 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks
Canada	$33,468,571	$–	$–	$33,468,571
France	3,856,704	14,099,209	–	17,955,913
Indonesia	5,756,008	–	–	5,756,008
Japan	1,239,055	71,539,017	–	72,778,072
Mexico	3,775,211	–	–	3,775,211
Norway	2,357,048	–	–	2,357,048
Peru	3,230,967	–	–	3,230,967
Portugal	3,520,591	–	–	3,520,591
Sweden	417,094	3,993,462	–	4,410,556
United Kingdom	28,101,602	29,440,667	–	57,542,269
Remaining Countries	–	90,362,333	–	90,362,333
Short-Term Investments
Repurchase Agreements	–	11,155,302	–	11,155,302
Total	$85,722,851	$220,589,990	$–	$306,312,841

(1)	Refer to Note 2(l) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Countries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the year in relation to the Fund’s net assets.

34	See Notes to Financial Statements.

Schedule of Investments

INTERNATIONAL VALUE FUND October 31, 2024

Investments	Shares	U.S. $ Fair Value
LONG-TERM INVESTMENTS 96.34%

COMMON STOCKS 96.34%

Australia 3.23%

Industrial REITS 0.75%
Goodman Group	128,023	$3,057,124

Metals & Mining 2.48%
BHP Group Ltd.	363,241	10,091,766
Total Australia		13,148,890

Austria 4.64%

Banks 3.84%
BAWAG Group AG†	76,924	5,962,347
Erste Group Bank AG	170,379	9,637,605
		15,599,952

Construction Materials 0.80%
Wienerberger AG	108,064	3,263,654
Total Austria		18,863,606

Canada 4.44%

Insurance 1.76%
Manulife Financial Corp.(a)	244,867	7,152,470

Metals & Mining 0.87%
Teck Resources Ltd. Class B	76,196	3,545,069

Oil, Gas & Consumable Fuels 1.81%
Pembina Pipeline Corp.	175,907	7,359,200
Total Canada		18,056,739

China 0.24%

Marine Transportation
SITC International Holdings Co. Ltd.	344,000	973,489

France 12.80%

Aerospace & Defense 1.12%
Thales SA	28,359	4,571,428

Building Products 1.74%
Cie de Saint-Gobain SA	77,889	7,063,356
Investments	Shares	U.S. $ Fair Value
France (continued)

Capital Markets 1.50%
Amundi SA†	83,862	$6,080,335

Diversified Telecommunication Services 1.51%
Orange SA	560,543	6,157,957

Gas Utilities 0.79%
Rubis SCA	130,924	3,207,911

Hotels, Restaurants & Leisure 1.51%
Sodexo SA	70,604	6,128,599

Information Technology Services 0.78%
Capgemini SE	18,224	3,161,514

Insurance 2.57%
AXA SA	278,752	10,466,381

Media 1.28%
Publicis Groupe SA	48,805	5,187,158
Total France		52,024,639

Germany 6.69%

Air Freight & Logistics 1.18%
Deutsche Post AG Registered Shares	119,291	4,791,862

Chemicals 1.10%
FUCHS SE	123,909	4,451,401

Health Care Providers & Services 1.89%
Fresenius SE & Co. KGaA*	210,896	7,699,947

Household Products 1.33%
Henkel AG & Co. KGaA	69,544	5,423,852

Real Estate Management & Development 1.19%
Vonovia SE	147,784	4,845,207
Total Germany		27,212,269

Indonesia 0.88%

Banks
Bank Negara Indonesia Persero Tbk. PT	10,769,987	3,592,179

See Notes to Financial Statements.	35

Schedule of Investments (continued)

INTERNATIONAL VALUE FUND October 31, 2024

Investments	Shares	U.S. $ Fair Value
Ireland 1.24%

Trading Companies & Distributors
AerCap Holdings NV	53,733	$5,026,722

Italy 2.90%

Beverages 0.91%
Coca-Cola HBC AG	106,039	3,710,630

Electric: Utilities 1.99%
Enel SpA	1,064,581	8,073,860
Total Italy		11,784,490

Japan 16.12%

Automobiles 1.05%
Toyota Motor Corp.	247,300	4,261,076

Banks 4.02%
Mizuho Financial Group, Inc.	360,700	7,492,096
Sumitomo Mitsui Financial Group, Inc.	416,589	8,837,739
		16,329,835

Beverages 0.75%
Asahi Group Holdings Ltd.	255,574	3,068,236

Building Products 1.47%
Sanwa Holdings Corp.	236,200	5,983,901

Electrical Equipment 1.17%
Fuji Electric Co. Ltd.	93,501	4,761,807

Electronic Equipment, Instruments & Components 0.80%
Murata Manufacturing Co. Ltd.	185,851	3,247,023

Entertainment 1.04%
Nintendo Co. Ltd.	80,000	4,225,837

Industrial Conglomerates 1.29%
Hitachi Ltd.	208,950	5,249,839

Insurance 2.03%
Sompo Holdings, Inc.	384,381	8,240,774
Investments	Shares	U.S. $ Fair Value
Japan (continued)

Machinery 0.91%
Ebara Corp.	245,980	$3,696,685

Trading Companies & Distributors 1.59%
ITOCHU Corp.	130,275	6,444,421
Total Japan		65,509,434

Mexico 0.70%

Banks
Grupo Financiero Banorte SAB de CV Class O	408,068	2,841,456

Netherlands 1.10%

Chemicals
Akzo Nobel NV	70,038	4,469,367

Poland 0.93%

Banks
Powszechna Kasa Oszczednosci Bank Polski SA	271,992	3,779,124

Singapore 1.53%

Banks
United Overseas Bank Ltd.	255,608	6,213,585

South Korea 0.80%

Technology Hardware, Storage & Peripherals
Samsung Electronics Co. Ltd.	76,640	3,254,210

Spain 2.74%

Banks 0.52%
CaixaBank SA	349,370	2,128,976

Electric: Utilities 2.22%
Iberdrola SA	607,859	9,029,461
Total Spain		11,158,437

36	See Notes to Financial Statements.

Schedule of Investments (continued)

INTERNATIONAL VALUE FUND October 31, 2024

Investments	Shares	U.S. $ Fair Value
Sweden 1.40%

Automobile Components 0.46%
Autoliv, Inc. SDR	20,285	$1,892,840

Commercial Services & Supplies 0.94%
Loomis AB	121,568	3,808,620
Total Sweden		5,701,460

Switzerland 2.54%

Pharmaceuticals
Novartis AG Registered Shares	94,975	10,305,381

Taiwan 1.04%

Semiconductors & Semiconductor Equipment
Taiwan Semiconductor Manufacturing Co. Ltd.	134,514	4,218,289

United Kingdom 18.63%

Banks 3.72%
HSBC Holdings PLC	1,046,074	9,600,888
Lloyds Banking Group PLC	8,070,819	5,539,814
		15,140,702

Broadline Retail 1.35%
Next PLC	43,211	5,466,821

Capital Markets 1.54%
Man Group PLC	1,161,724	2,973,078
St. James’s Place PLC	314,738	3,301,792
		6,274,870

Electric: Utilities 1.88%
SSE PLC	336,514	7,646,740

Food Products 1.34%
Tate & Lyle PLC	563,249	5,447,114

Health Care Equipment & Supplies 1.05%
Smith & Nephew PLC	344,209	4,279,490
Investments	Shares	U.S. $ Fair Value
United Kingdom (continued)

Household Durables 0.37%
Persimmon PLC	78,678	$1,491,048

Insurance 1.91%
Direct Line Insurance Group PLC	1,276,157	2,698,458
Lancashire Holdings Ltd.	624,998	5,085,255
		7,783,713

Personal Care Products 2.08%
Unilever PLC	138,392	8,442,197

Residential REITS 1.15%
UNITE Group PLC	413,493	4,677,457

Tobacco 2.24%
Imperial Brands PLC	301,045	9,084,947
Total United Kingdom		75,735,099

United States 11.75%

Construction Materials 1.70%
CRH PLC	72,413	6,903,337

Oil, Gas & Consumable Fuels 5.25%
BP PLC	798,392	3,904,791
Shell PLC ADR	257,982	17,426,684
		21,331,475

Pharmaceuticals 4.80%
Roche Holding AG	26,571	8,234,444
Sanofi SA	106,684	11,274,340
		19,508,784
Total United States		47,743,596
Total Common Stocks (cost $344,925,544)		391,612,461

See Notes to Financial Statements.	37

Schedule of Investments (continued)

INTERNATIONAL VALUE FUND October 31, 2024

Investments	Principal Amount	U.S. $ Fair Value
SHORT-TERM INVESTMENTS 3.05%

Repurchase Agreements 2.91%
Repurchase Agreement dated 10/31/2024, 2.400% due 11/1/2024 with Fixed Income Clearing Corp. collateralized by $11,903,700 of U.S. Treasury Note at 4.375% due 7/31/2026; value: $12,068,805; proceeds: $11,832,884 (cost $11,832,095)	$11,832,095	$11,832,095

Time Deposits 0.02%
CitiBank N.A.(b) (cost $54,780)	54,780	54,780
Investments	Shares	U.S. $ Fair Value
Money Market Funds 0.12%
Fidelity Government Portfolio(b) (cost $493,016)	493,016	$493,016
Total Short-Term Investments (cost $12,379,891)		12,379,891
Total Investments in Securities 99.39% (cost $357,305,435)		403,992,352
Other Assets and Liabilities – Net 0.61%		2,486,203
Net Assets 100.00%		$406,478,555

ADR	American Depositary Receipt.
REITS	Real Estate Investment Trusts.
SDR	Swedish Depository Receipt.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At October 31, 2024, the total value of Rule 144A securities was $12,042,682, which represents 2.96% of net assets.
*	Non-income producing security.
(a)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(b)	Security was purchased with the cash collateral from loaned securities.

38	See Notes to Financial Statements.

Schedule of Investments (concluded)

INTERNATIONAL VALUE FUND October 31, 2024

The following is a summary of the inputs used as of October 31, 2024 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks
Canada	$18,056,739	$–	$–	$18,056,739
China	973,489	–	–	973,489
France	6,128,599	45,896,040	–	52,024,639
Germany	5,423,852	21,788,417	–	27,212,269
Ireland	5,026,722	–	–	5,026,722
Mexico	2,841,456	–	–	2,841,456
United Kingdom	10,532,369	65,202,730	–	75,735,099
United States	17,426,684	30,316,912	–	47,743,596
Remaining Countries	–	161,998,452	–	161,998,452
Short-Term Investments
Repurchase Agreements	–	11,832,095	–	11,832,095
Time Deposits	–	54,780	–	54,780
Money Market Funds	493,016	–	–	493,016
Total	$66,902,926	$337,089,426	$–	$403,992,352

(1)	Refer to Note 2(l) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Countries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the year in relation to the Fund’s net assets.

See Notes to Financial Statements.	39

Schedule of Investments

MICRO CAP GROWTH FUND October 31, 2024

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 99.47%

COMMON STOCKS 99.47%

Aerospace & Defense 1.86%
Kratos Defense & Security Solutions, Inc.*	159,431	$3,622,272

Banks 0.90%
Bancorp, Inc.*	34,753	1,746,686

Beverages 1.68%
Vita Coco Co., Inc.*	110,135	3,261,097

Biotechnology 19.70%
Arcellx, Inc.*	51,570	4,345,804
Avid Bioservices, Inc.*	176,642	1,759,354
CareDx, Inc.*	61,001	1,349,952
Centessa Pharmaceuticals PLC ADR*(a)	128,454	1,931,948
Crinetics Pharmaceuticals, Inc.*	42,965	2,404,321
Janux Therapeutics, Inc.*	63,157	3,409,846
Mirum Pharmaceuticals, Inc.*	86,083	3,310,752
Nurix Therapeutics, Inc.*	106,319	2,613,321
Rhythm Pharmaceuticals, Inc.*	39,018	1,862,329
Scholar Rock Holding Corp.*	113,678	3,233,002
Twist Bioscience Corp.*	24,718	997,619
Vera Therapeutics, Inc.*	97,555	3,939,271
Veracyte, Inc.*	65,606	2,213,547
Viridian Therapeutics, Inc.*	111,617	2,407,579
Xenon Pharmaceuticals, Inc. (Canada)*(b)	62,523	2,570,321
Total		38,348,966

Capital Markets 1.38%
Piper Sandler Cos.	9,446	2,679,263

Commercial Services & Supplies 2.73%
VSE Corp.	51,704	5,305,865
Investments	Shares	Fair Value
Construction & Engineering 4.60%
Argan, Inc.	19,615	$2,589,965
Primoris Services Corp.	63,380	3,968,855
Sterling Infrastructure, Inc.*	15,487	2,391,967
Total		8,950,787

Consumer Staples Distribution & Retail 3.41%
Chefs’ Warehouse, Inc.*	92,618	3,697,311
Natural Grocers by Vitamin Cottage, Inc.	107,667	2,947,922
Total		6,645,233

Diversified Consumer Services 4.51%
OneSpaWorld Holdings Ltd. (Bahamas)(b)	175,490	3,072,830
Stride, Inc.*	29,038	2,708,665
Universal Technical Institute, Inc.*	180,785	3,008,262
Total		8,789,757

Electronic Equipment, Instruments & Components 1.77%
OSI Systems, Inc.*	26,043	3,443,145

Entertainment 1.07%
IMAX Corp. (Canada)*(b)	86,060	2,091,258

Financial Services 3.05%
Paymentus Holdings, Inc. Class A*	135,567	3,336,304
Payoneer Global, Inc.*	302,776	2,609,929
Total		5,946,233

Food Products 2.33%
Vital Farms, Inc.*	130,551	4,527,509

Health Care Equipment & Supplies 7.51%
Artivion, Inc.*	74,487	1,961,243
Ceribell, Inc.*	71,291	1,874,240
PROCEPT BioRobotics Corp.*	53,129	4,781,610
RxSight, Inc.*	60,172	3,048,314
UFP Technologies, Inc.*	11,094	2,962,098
Total		14,627,505

40	See Notes to Financial Statements.

Schedule of Investments (continued)

MICRO CAP GROWTH FUND October 31, 2024

Investments	Shares	Fair Value
Health Care Providers & Services 2.20%
GeneDx Holdings Corp.*	52,522	$4,290,522

Hotels, Restaurants & Leisure 2.31%
Sweetgreen, Inc. Class A*	124,550	4,496,255

Household Durables 2.11%
Green Brick Partners, Inc.*	59,597	4,112,789

Information Technology Services 2.73%
Core Scientific, Inc.*	186,741	2,481,788
Grid Dynamics Holdings, Inc.*	178,187	2,836,737
Total		5,318,525

Insurance 0.98%
TWFG, Inc.*	58,641	1,902,314

Interactive Media & Services 1.38%
Grindr, Inc.*	200,235	2,679,144

Machinery 0.95%
Blue Bird Corp.*	43,869	1,847,324

Media 0.90%
Criteo SA ADR*	52,103	1,754,829

Pharmaceuticals 6.56%
Enliven Therapeutics, Inc.*	93,797	2,612,247
Evolus, Inc.*	238,698	3,895,551
Tarsus Pharmaceuticals, Inc.*	140,782	6,263,391
Total		12,771,189

Professional Services 5.07%
CRA International, Inc.	18,394	3,350,283
ICF International, Inc.	12,968	2,186,275
Willdan Group, Inc.*	91,747	4,340,551
Total		9,877,109

Semiconductors & Semiconductor Equipment 3.23%
Ambarella, Inc.*	16,590	932,192
Credo Technology Group Holding Ltd.*	74,002	2,789,875
Investments	Shares	Fair Value
Semiconductors & Semiconductor Equipment (continued)
Impinj, Inc.*	13,553	$2,574,935
Total		6,297,002

Software 13.84%
Agilysys, Inc.*	39,024	3,903,961
Alkami Technology, Inc.*	136,624	5,001,805
Cellebrite DI Ltd. (Israel)*(b)	225,670	4,095,910
Life360, Inc.*(a)	73,305	3,142,585
Sapiens International Corp. NV (Israel)(b)	64,792	2,389,529
Weave Communications, Inc.*	236,191	3,311,398
Zeta Global Holdings Corp. Class A*	184,145	5,097,134
Total		26,942,322

Specialty Retail 0.71%
Warby Parker, Inc. Class A*	81,982	1,387,955
Total Common Stocks (cost $143,331,990)		193,662,855

	Principal Amount

SHORT-TERM INVESTMENTS 1.84%

Repurchase Agreements 0.40%
Repurchase Agreement dated 10/31/2024, 2.400% due 11/1/2024 with Fixed Income Clearing Corp. collateralized by $783,400 of U.S. Treasury Note at 4.375% due 7/31/2026; value: $794,285; proceeds: $778,721 (cost $778,669)	$778,669	778,669

Time Deposits 0.15%
CitiBank N.A.(c) (cost $279,228)	279,228	279,228

See Notes to Financial Statements.	41

Schedule of Investments (concluded)

MICRO CAP GROWTH FUND October 31, 2024

Investments	Shares	Fair Value
Money Market Funds 1.29%
Fidelity Government Portfolio(c) (cost $2,513,055)	2,513,055	$2,513,055
Total Short-Term Investments (cost $3,570,952)		3,570,952
Total Investments in Securities 101.31% (cost $146,902,942)		197,233,807
Other Assets and Liabilities – Net (1.31)%		(2,544,932)
Net Assets 100.00%		$194,688,875

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(b)	Foreign security traded in U.S. dollars.
(c)	Security was purchased with the cash collateral from loaned securities.

The following is a summary of the inputs used as of October 31, 2024 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks	$193,662,855	$–	$–	$193,662,855
Short-Term Investments
Repurchase Agreements	–	778,669	–	778,669
Time Deposits	–	279,228	–	279,228
Money Market Funds	2,513,055	–	–	2,513,055
Total	$196,175,910	$1,057,897	$–	$197,233,807

(1)	Refer to Note 2(l) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the year in relation to the Fund’s net assets.

42	See Notes to Financial Statements.

Schedule of Investments

VALUE OPPORTUNITIES FUND October 31, 2024

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 99.24%

COMMON STOCKS 99.24%

Aerospace & Defense 1.62%
Curtiss-Wright Corp.	63,819	$22,015,002

Automobile Components 0.74%
Gentherm, Inc.*	240,893	10,105,461

Banks 4.46%
East West Bancorp, Inc.	246,778	24,058,387
First BanCorp	975,525	18,808,122
Wintrust Financial Corp.	153,669	17,808,701
Total		60,675,210

Biotechnology 1.07%
United Therapeutics Corp.*	38,853	14,529,856

Building Products 2.18%
Allegion PLC (Ireland)(a)	212,903	29,727,646

Capital Markets 6.51%
Cboe Global Markets, Inc.	124,560	26,602,279
Moelis & Co. Class A	374,213	24,847,743
TPG, Inc.	550,369	37,248,974
Total		88,698,996

Chemicals 3.16%
Avient Corp.	526,657	24,547,483
HB Fuller Co.	252,820	18,501,367
Total		43,048,850

Commercial Services & Supplies 1.80%
Brady Corp. Class A	344,339	24,496,276

Construction & Engineering 2.14%
EMCOR Group, Inc.	65,284	29,121,234

Construction Materials 1.86%
Eagle Materials, Inc.	88,678	25,314,022

Consumer Staples Distribution & Retail 2.24%
BJ’s Wholesale Club Holdings, Inc.*	359,851	30,490,175
Investments	Shares	Fair Value
Electric: Utilities 2.56%
IDACORP, Inc.	178,452	$18,466,213
Portland General Electric Co.	344,734	16,340,392
Total		34,806,605

Electronic Equipment, Instruments & Components 6.97%
Advanced Energy Industries, Inc.	220,484	23,929,129
Belden, Inc.	263,798	30,038,678
Littelfuse, Inc.	85,349	20,878,926
TD SYNNEX Corp.	174,247	20,099,391
Total		94,946,124

Energy Equipment & Services 1.62%
TechnipFMC PLC (United Kingdom)(a)	828,381	22,109,489

Financial Services 1.47%
Compass Diversified Holdings	919,437	19,951,783

Ground Transportation 1.78%
Saia, Inc.*	49,551	24,211,114

Health Care Equipment & Supplies 5.54%
Cooper Cos., Inc.*	191,526	20,048,942
Globus Medical, Inc. Class A*	282,586	20,781,374
Integer Holdings Corp.*	172,531	21,436,977
STERIS PLC	59,392	13,176,115
Total		75,443,408

Health Care Providers & Services 1.62%
Molina Healthcare, Inc.*	68,514	22,008,067

Hotels, Restaurants & Leisure 3.33%
Choice Hotels International, Inc.(b)	157,028	21,906,976
Texas Roadhouse, Inc.	122,497	23,411,627
Total		45,318,603

Household Durables 1.03%
Taylor Morrison Home Corp.*	204,670	14,019,895

See Notes to Financial Statements.	43

Schedule of Investments (continued)

VALUE OPPORTUNITIES FUND October 31, 2024

Investments	Shares	Fair Value
Industrial REITS 1.40%
First Industrial Realty Trust, Inc.	363,641	$19,087,516

Insurance 4.99%
American Financial Group, Inc.	189,271	24,402,710
RenaissanceRe Holdings Ltd.	83,146	21,817,511
White Mountains Insurance Group Ltd.	12,067	21,686,088
Total		67,906,309

Leisure Products 2.52%
Brunswick Corp.	225,840	18,008,482
YETI Holdings, Inc.*	463,906	16,334,130
Total		34,342,612

Life Sciences Tools & Services 2.33%
Bio-Techne Corp.	227,146	16,752,018
Charles River Laboratories International, Inc.*	83,769	14,959,468
Total		31,711,486

Machinery 2.79%
Columbus McKinnon Corp.	567,445	18,050,426
Crane Co.	127,219	20,009,004
Total		38,059,430

Media 1.55%
Criteo SA ADR*	628,536	21,169,092

Metals & Mining 0.94%
Reliance, Inc.	44,572	12,762,746

Oil, Gas & Consumable Fuels 3.94%
Expand Energy Corp.	309,612	26,230,329
Permian Resources Corp.	2,009,453	27,388,844
Total		53,619,173

Professional Services 6.19%
Booz Allen Hamilton Holding Corp.	131,774	23,938,065
Genpact Ltd.	449,407	17,153,865
Investments	Shares	Fair Value
Professional Services (continued)
ICF International, Inc.	103,767	$17,494,078
Paylocity Holding Corp.*	139,340	25,717,984
Total		84,303,992

Real Estate Management & Development 1.35%
Marcus & Millichap, Inc.	484,326	18,326,896

Residential REITS 1.09%
American Homes 4 Rent Class A	422,975	14,905,639

Semiconductors & Semiconductor Equipment 1.51%
Silicon Motion Technology Corp. ADR	381,360	20,520,982

Software 9.17%
Aspen Technology, Inc.*	84,804	19,906,043
CommVault Systems, Inc.*	268,786	41,981,685
Descartes Systems Group, Inc. (Canada)*(a)	257,676	26,780,267
Dolby Laboratories, Inc. Class A	218,414	15,922,381
Sapiens International Corp. NV (Israel)(a)	548,837	20,241,108
Total		124,831,484

Specialty Retail 1.11%
Valvoline, Inc.*	375,460	15,123,529

Textiles, Apparel & Luxury Goods 1.58%
Ralph Lauren Corp.	109,032	21,580,704

Trading Companies & Distributors 3.08%
AerCap Holdings NV (Ireland)(a)	251,962	23,571,045
Core & Main, Inc. Class A*	415,845	18,413,617
Total		41,984,662
Total Common Stocks (cost $1,006,998,939)		1,351,274,068

44	See Notes to Financial Statements.

Schedule of Investments (concluded)

VALUE OPPORTUNITIES FUND October 31, 2024

Investments	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS 2.66%

Repurchase Agreements 1.05%
Repurchase Agreement dated 10/31/2024, 2.400% due 11/1/2024 with Fixed Income Clearing Corp. collateralized by $14,429,000 of U.S. Treasury Note at 4.375% due 7/31/2026; value: $14,629,116; proceeds: $14,343,175 (cost $14,342,219)	$14,342,219	$14,342,219

Time Deposits 0.16%
CitiBank N.A.(c) (cost $2,186,868)	2,186,868	2,186,868
Investments	Shares	Fair Value
Money Market Funds 1.45%
Fidelity Government Portfolio(c) (cost $19,681,814)	19,681,814	$19,681,814
Total Short-Term Investments (cost $36,210,901)		36,210,901
Total Investments in Securities 101.90% (cost $1,043,209,840)		1,387,484,969
Other Assets and Liabilities – Net (1.90)%		(25,918,945)
Net Assets 100.00%		$1,361,566,024

ADR	American Depositary Receipt.
REITS	Real Estate Investment Trusts.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
(b)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(c)	Security was purchased with the cash collateral from loaned securities.

The following is a summary of the inputs used as of October 31, 2024 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks	$1,351,274,068	$–	$–	$1,351,274,068
Short-Term Investments
Repurchase Agreements	–	14,342,219	–	14,342,219
Time Deposits	–	2,186,868	–	2,186,868
Money Market Funds	19,681,814	–	–	19,681,814
Total	$1,370,955,882	$16,529,087	$–	$1,387,484,969

(1)	Refer to Note 2(l) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the year in relation to the Fund’s net assets.

See Notes to Financial Statements.	45

Statements of Assets and Liabilities

October 31, 2024

	Alpha Strategy Fund	Focused Growth Fund	Focused Large Cap Value Fund
ASSETS:
Investments in securities, at cost	$516,677	$42,857,052	$24,905,466
Investments in Underlying Funds, at cost	549,947,593	–	–
Investments in securities, at fair value including $0, $0, $0, $0, $0, $491,393 and $0, respectively, of securities loaned	$516,677	$64,681,945	$31,845,979
Investments in Underlying Funds, at value	626,788,237	–	–
Cash	–	–	–
Foreign cash, at value (cost $0, $0, $16,152, $223,787, $334, $33,713 and $0, respectively)	–	–	15,733
Receivables:
Capital shares sold	128,386	21,029	2,528
Investments in Underlying Funds sold	118,940	–	–
Interest and dividends	35	233	64,621
From advisor (See Note 3)	–	21,961	14,284
Investment securities sold	–	–	–
Securities lending income	–	–	95
Prepaid expenses and other assets	33,853	22,787	53,215
Total assets	627,586,128	64,747,955	31,996,455
LIABILITIES:
Payables:
Capital shares reacquired	452,048	22,840	15,116
Trustees’ fees	113,726	6,581	18,474
12b-1 distribution plan	86,336	8,957	4,279
Fund administration	21,615	2,126	1,081
Investment securities purchased	–	49,704	–
Management fee	–	34,550	15,946
Collateral due to broker for securities lending	–	–	–
Accrued expenses	190,386	43,595	56,656
Total liabilities	864,111	168,353	111,552
NET ASSETS	$626,722,017	$64,579,602	$31,884,903
COMPOSITION OF NET ASSETS:
Paid-in capital	$580,955,781	$52,256,216	$24,407,468
Total distributable earnings (loss)	45,766,236	12,323,386	7,477,435
Net Assets	$626,722,017	$64,579,602	$31,884,903

46	See Notes to Financial Statements.

Focused Small Cap Value Fund	Fundamental Equity Fund	Global Equity Fund	Growth Leaders Fund

$85,191,543	$1,294,142,599	$53,059,393	$4,189,303,268
–	–	–	–

$100,379,907	$1,963,091,008	$60,618,355	$6,501,089,467
–	–	–	–
–	4	–	8

219,186	325	33,824	–

100,121	138,504	99,748	34,610,982
–	–	–	–
37	1,503,476	47,034	102,007
9,003	–	21,933	22,899
526,119	–	83,493	–
–	434	–	–
34,283	59,721	62,056	27,287
101,268,656	1,964,793,472	60,966,443	6,535,852,650

171,656	1,034,051	72,847	12,804,258
16,710	430,598	1,285	471,875
5,068	268,109	2,509	923,200
3,462	67,233	1,901	220,589
665,167	–	2,430,352	11,273,171
69,236	920,875	21,386	2,842,059
–	–	529,083	–
59,306	571,453	65,149	883,119
990,605	3,292,319	3,124,512	29,418,271
$100,278,051	$1,961,501,153	$57,841,931	$6,506,434,379

$78,898,039	$1,174,486,731	$51,231,811	$4,954,796,810
21,380,012	787,014,422	6,610,120	1,551,637,569
$100,278,051	$1,961,501,153	$57,841,931	$6,506,434,379

See Notes to Financial Statements.	47

Statements of Assets and Liabilities (continued)

October 31, 2024

	Alpha Strategy Fund	Focused Growth Fund	Focused Large Cap Value Fund
Net Assets by class:
Class A Shares	$407,896,288	$26,783,002	$12,027,891
Class C Shares	$11,170,393	$3,368,111	$1,961,435
Class F Shares	$8,845,859	$4,225,278	$180,947
Class F3 Shares	$56,478,221	$19,028	$12,530
Class I Shares	$116,057,646	$21,487,951	$15,230,380
Class P Shares	$–	$–	$–
Class R2 Shares	$863,252	$–	$–
Class R3 Shares	$16,802,257	$258,637	$154,441
Class R4 Shares	$3,873,727	$21,264	$8,961
Class R5 Shares	$363,971	$31,413	$9,020
Class R6 Shares	$4,370,403	$8,384,918	$2,299,298
Outstanding shares by class (unlimited number of authorized shares of beneficial interest):
Class A Shares	15,746,123	840,000	900,990
Class C Shares	585,753	110,730	148,909
Class F Shares	336,397	130,399	13,239
Class F3 Shares	2,075,082	584	931
Class I Shares	4,293,228	662,951	1,092,436
Class P Shares	–	–	–
Class R2 Shares	35,441	–	–
Class R3 Shares	681,963	8,237	11,629
Class R4 Shares	150,003	667	670
Class R5 Shares	13,461	969	671
Class R6 Shares	160,520	257,307	170,631
Net Asset Value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$25.90	$31.88	$13.35
Class A Shares-Maximum offering price (Net asset value plus sales charge of 5.75%)	$27.48	$33.82	$14.16
Class C Shares-Net asset value	$19.07	$30.42	$13.17
Class F Shares-Net asset value*	$26.30	$32.40	$13.67
Class F3 Shares-Net asset value*	$27.22	$32.59	$13.46
Class I Shares-Net asset value	$27.03	$32.41	$13.94
Class P Shares-Net asset value	$–	$–	$–
Class R2 Shares-Net asset value	$24.36	$–	$–
Class R3 Shares-Net asset value	$24.64	$31.40	$13.28
Class R4 Shares-Net asset value*	$25.82	$31.90	$13.37
Class R5 Shares-Net asset value*	$27.04	$32.41	$13.45
Class R6 Shares-Net asset value	$27.23	$32.59	$13.48

*	Net asset value may not recalculate due to rounding of fractional shares.

48	See Notes to Financial Statements.

Focused Small Cap Value Fund	Fundamental Equity Fund	Global Equity Fund	Growth Leaders Fund

$12,717,753	$1,295,860,033	$7,467,647	$2,178,144,842
$2,489,230	$22,734,775	$543,299	$493,627,553
$2,130,392	$25,433,855	$1,358,396	$261,386,912
$13,133	$22,135,271	$18,354	$464,142,628
$77,474,171	$509,041,453	$42,139,210	$2,918,039,792
$–	$3,044,519	$–	$–
$–	$2,043,901	$–	$2,020,535
$–	$65,416,491	$823,533	$21,894,568
$–	$4,275,545	$18,762	$14,315,799
$15,920	$1,137,324	$18,825	$11,478,483
$5,437,452	$10,377,986	$5,453,905	$141,383,267

456,140	81,291,149	450,543	50,983,182
85,107	1,678,739	33,299	13,559,151
69,444	1,618,225	81,708	5,872,670
429	1,361,812	1,102	10,238,061
2,539,852	31,629,746	2,535,507	64,973,762
–	196,296	–	–
–	132,215	–	49,400
–	4,211,912	50,138	534,121
–	269,867	1,124	334,932
522	70,607	1,132	255,442
177,678	638,019	327,303	3,118,718

$27.88	$15.94	$16.57	$42.72

$29.58	$16.91	$17.58	$45.33
$29.25	$13.54	$16.32	$36.41
$30.68	$15.72	$16.62	$44.51
$30.60	$16.25	$16.66	$45.34
$30.50	$16.09	$16.62	$44.91
$–	$15.51	$–	$–
$–	$15.46	$–	$40.90
$–	$15.53	$16.43	$40.99
$–	$15.84	$16.70	$42.74
$30.51	$16.11	$16.63	$44.94
$30.60	$16.27	$16.66	$45.33

See Notes to Financial Statements.	49

Statements of Assets and Liabilities (continued)

October 31, 2024

	Health Care Fund	International Equity Fund	International Opportunities Fund
ASSETS:
Investments in securities, at cost	$6,266,962	$268,052,048	$276,342,932
Investments in securities, at fair value including $0, $0, $0, $508,773, $2,654,874 and $21,301,642, respectively, of securities loaned	$8,585,466	$333,323,433	$306,312,841
Cash	–	8	–
Foreign cash, at value (cost $0, $2,438,466, $989,856, $2,590,393, $0 and $0, respectively)	–	2,407,193	1,007,029
Receivables:
From advisor (See Note 3)	20,029	–	–
Interest and dividends	3,632	1,087,508	1,335,285
Capital shares sold	288	59,974	64,405
Investment securities sold	–	2,242,573	8,504,878
Securities lending income	130	54	254
Prepaid expenses and other assets	52,956	82,790	37,685
Total assets	8,662,501	339,203,533	317,262,377
LIABILITIES:
Payables:
Investment securities purchased	39,534	2,888,946	3,659,070
Management fee	4,562	132,127	206,220
Trustees’ fees	2,815	79,176	63,317
12b-1 distribution plan	2,059	38,436	18,523
Fund administration	294	11,745	10,998
Capital shares reacquired	–	101,701	1,531,707
Collateral due to broker for securities lending	–	–	–
Foreign capital gains taxes deferred	–	333,153	223,444
Foreign currency overdraft (cost $43, $0, $0, $0, $0 and $0, respectively)	43	–	–
Accrued expenses	48,141	180,090	135,063
Total liabilities	97,448	3,765,374	5,848,342
NET ASSETS	$8,565,053	$335,438,159	$311,414,035
COMPOSITION OF NET ASSETS:
Paid-in capital	$7,479,387	$260,341,257	$326,424,516
Total distributable earnings (loss)	1,085,666	75,096,902	(15,010,481)
Net Assets	$8,565,053	$335,438,159	$311,414,035

50	See Notes to Financial Statements.

International Value Fund	Micro Cap Growth Fund	Value Opportunities Fund

$357,305,435	$146,902,942	$1,043,209,840

$403,992,352	$197,233,807	$1,387,484,969
–	–	2

2,597,821	–	–

–	603	–
2,483,946	52	956
101,017	31,176	335,547
3,621,401	633,316	607,913
–	–	37,324
80,733	16,863	108,686
412,877,270	197,915,817	1,388,575,397

5,091,300	–	1,744,920
176,890	149,081	866,690
116,508	21,504	273,063
47,292	10,791	118,572
14,151	6,626	47,105
222,342	156,863	1,625,954
547,796	2,792,283	21,868,682
–	–	–

–	–	–
182,436	89,794	464,387
6,398,715	3,226,942	27,009,373
$406,478,555	$194,688,875	$1,361,566,024

$770,158,496	$206,473,159	$936,134,187
(363,679,941)	(11,784,284)	425,431,837
$406,478,555	$194,688,875	$1,361,566,024

See Notes to Financial Statements.	51

Statements of Assets and Liabilities (concluded)

October 31, 2024

	Health Care Fund	International Equity Fund	International Opportunities Fund
Net Assets by class:
Class A Shares	$4,525,811	$153,921,938	$92,402,862
Class C Shares	$1,226,548	$1,222,001	$3,397,483
Class F Shares	$190,864	$4,256,359	$2,545,342
Class F3 Shares	$36,666	$15,859,187	$30,425,841
Class I Shares	$43,199	$147,148,825	$154,096,187
Class P Shares	$–	$12,612	$27,176
Class R2 Shares	$–	$225,330	$1,571,233
Class R3 Shares	$30,461	$5,714,478	$4,705,530
Class R4 Shares	$13,186	$2,219,642	$2,683,217
Class R5 Shares	$13,349	$241,675	$2,104,699
Class R6 Shares	$2,484,969	$4,616,112	$17,454,465
Outstanding shares by class (unlimited number of authorized shares of beneficial interest):
Class A Shares	228,747	9,968,681	4,874,047
Class C Shares	64,676	79,079	195,629
Class F Shares	9,517	276,504	135,305
Class F3 Shares	1,826	1,008,986	1,537,586
Class I Shares	2,158	9,396,141	7,849,958
Class P Shares	–	815	1,387
Class R2 Shares	–	14,594	84,680
Class R3 Shares	1,561	376,897	253,952
Class R4 Shares	667	144,597	142,336
Class R5 Shares	667	15,549	107,263
Class R6 Shares	123,676	293,880	882,025
Net Asset Value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$19.79	$15.44	$18.96
Class A Shares-Maximum offering price (Net asset value plus sales charge of 5.75%)	$21.00	$16.38	$20.12
Class C Shares-Net asset value	$18.96	$15.45	$17.37
Class F Shares-Net asset value*	$20.05	$15.39	$18.81
Class F3 Shares-Net asset value	$20.08	$15.72	$19.79
Class I Shares-Net asset value	$20.02	$15.66	$19.63
Class P Shares-Net asset value*	$ –	$15.48	$19.59
Class R2 Shares-Net asset value*	$ –	$15.44	$18.56
Class R3 Shares-Net asset value	$19.51	$15.16	$18.53
Class R4 Shares-Net asset value*	$19.78	$15.35	$18.85
Class R5 Shares-Net asset value	$20.01	$15.54	$19.62
Class R6 Shares-Net asset value	$20.09	$15.71	$19.79

*	Net asset value may not recalculate due to rounding of fractional shares.

52	See Notes to Financial Statements.

International Value Fund	Micro Cap Growth Fund	Value Opportunities Fund

$209,746,604	$26,848,380	$629,154,582
$1,786,989	$5,353,496	$22,728,173
$4,933,271	$7,057,204	$28,951,592
$34,183,350	$–	$195,577,601
$148,827,442	$155,429,795	$386,553,388
$–	$–	$10,950,367
$58,589	$–	$3,829,013
$5,051,620	$–	$29,583,683
$164,445	$–	$28,586,884
$12,235	$–	$1,384,238
$1,714,010	$–	$24,266,503

26,054,793	1,626,179	31,257,330
223,438	273,283	1,431,503
607,393	345,440	1,388,346
4,200,551	–	8,996,022
18,308,077	7,608,541	18,014,869
–	–	564,144
7,085	–	205,848
619,780	–	1,553,739
20,483	–	1,422,647
1,512	–	64,450
210,606	–	1,117,247

$8.05	$16.51	$20.13

$8.54	$17.52	$21.36
$8.00	$19.59	$15.88
$8.12	$20.43	$20.85
$8.14	$ –	$21.74
$8.13	$20.43	$21.46
$ –	$ –	$19.41
$8.27	$ –	$18.60
$8.15	$ –	$19.04
$8.03	$ –	$20.09
$8.09	$ –	$21.48
$8.14	$ –	$21.72

See Notes to Financial Statements.	53

Statements of Operations

For the Year Ended October 31, 2024

	Alpha Strategy Fund	Focused Growth Fund	Focused Large Cap Value Fund
Investment income:
Dividends (net of foreign withholding taxes of $0, $0, $5,584, $14,040, $227,058, $27,544 and $49,233, respectively)	$–	$113,000	$430,178
Dividends received from Underlying Funds	2,965,033	–	–
Securities lending net income	–	1,335	522
Interest and other	10,789	42,851	8,095
Interest earned from Interfund Lending (See Note 9)	–	–	–
Total investment income	2,975,822	157,186	438,795
Expenses:
Management fee	617,272	340,741	152,628
12b-1 distribution plan–Class A	1,003,899	58,446	26,914
12b-1 distribution plan–Class C	133,132	28,793	30,110
12b-1 distribution plan–Class F	9,513	3,832	183
12b-1 distribution plan–Class P	–	–	–
12b-1 distribution plan–Class R2	5,233	–	–
12b-1 distribution plan–Class R3	85,244	1,122	863
12b-1 distribution plan–Class R4	9,275	46	20
Shareholder servicing	569,430	54,225	7,427
Fund administration	246,909	20,969	10,348
Registration	144,254	142,029	122,940
Reports to shareholders	57,966	1,157	5,512
Professional	44,815	43,916	40,795
Trustees’ fees	26,663	2,192	1,065
Custody	10,417	4,181	7,203
Other	20,589	9,375	10,010
Gross expenses	2,984,611	711,024	416,018
Fees waived and expenses reimbursed (See Note 3)	(627,689)	(213,205)	(175,022)
Net expenses	2,356,922	497,819	240,996
Net investment income (loss)	618,900	(340,633)	197,799
Net realized and unrealized gain (loss):
Capital gain distributions received from Underlying Funds	1,549,309	–	–
Net realized gain (loss) on Investment in Underlying Funds	3,699,189	–	–
Net realized gain (loss) on investments	–	2,810,723	1,631,810
Net realized gain (loss) on foreign currency related transactions	–	–	151
Net change in unrealized appreciation/depreciation in Underlying Funds	163,579,665	–	–
Net change in unrealized appreciation/depreciation on investments	–	17,342,530	6,050,583

54	See Notes to Financial Statements.

Focused Small Cap Value Fund	Fundamental Equity Fund	Global Equity Fund	Growth Leaders Fund

$1,328,216	$33,043,285	$530,753	$20,246,185
–	–	–	–
1,068	33,552	–	83,132
18,918	408,211	28,238	3,012,231
–	1,977	–	6,681
1,348,202	33,487,025	558,991	23,348,229

851,109	10,391,229	139,609	31,122,166
32,106	3,080,276	17,135	4,916,668
26,077	239,938	5,244	4,882,608
2,566	25,501	1,322	273,219
–	14,288	–	–
–	11,449	–	10,865
–	316,948	3,788	102,070
–	8,084	44	30,345
51,486	1,565,073	37,134	4,001,100
42,555	755,298	12,410	2,409,773
102,820	160,602	124,776	203,681
28,845	93,582	3,050	286,511
45,940	93,073	61,091	154,016
4,610	83,980	1,244	254,049
9,693	10,557	14,858	73,344
24,799	124,167	19,349	175,580
1,222,606	16,974,045	441,054	48,895,995
(74,226)	(10,557)	(217,507)	(346,563)
1,148,380	16,963,488	223,547	48,549,432
199,822	16,523,537	335,444	(25,201,203)

–	–	–	–

–	–	–	–
8,078,708	125,414,900	(515,933)	882,176,861

357	(9,009)	(5,314)	–

–	–	–	–

17,306,323	408,222,472	6,389,823	1,628,892,512

See Notes to Financial Statements.	55

Statements of Operations (continued)

For the Year Ended October 31, 2024

	Alpha Strategy Fund	Focused Growth Fund	Focused Large Cap Value Fund
Net realized and unrealized gain (loss):
Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies	–	–	718
Net realized and unrealized gain (loss)	168,828,163	20,153,253	7,683,262
Net Increase in Net Assets Resulting
From Operations	$169,447,063	$19,812,620	$7,881,061

56	See Notes to Financial Statements.

Focused Small Cap Value Fund	Fundamental Equity Fund	Global Equity Fund	Growth Leaders Fund

(3,864)	2,426	(694)	–
25,381,524	533,630,789	5,867,882	2,511,069,373

$25,581,346	$550,154,326	$6,203,326	$2,485,868,170

See Notes to Financial Statements.	57

Statements of Operations (concluded)

For the Year Ended October 31, 2024

	Health Care Fund	International Equity Fund	International Opportunities Fund
Investment income:
Dividends (net of foreign withholding taxes of $3,085, $672,547, $942,731, $910,754, $4,848 and $102,547, respectively)	$34,733	$7,562,740	$9,367,117
Securities lending net income	285	3,166	7,388
Interest and other	5,168	194,287	197,992
Interest earned from Interfund Lending (See Note 9)	–	–	–
Total investment income	40,186	7,760,193	9,572,497
Expenses:
Management fee	51,739	1,504,123	2,431,775
12b-1 distribution plan–Class A	11,085	384,093	238,045
12b-1 distribution plan–Class C	11,470	14,307	43,447
12b-1 distribution plan–Class F	202	4,271	3,347
12b-1 distribution plan–Class P	–	54	115
12b-1 distribution plan–Class R2	–	1,292	9,764
12b-1 distribution plan–Class R3	131	29,504	25,182
12b-1 distribution plan–Class R4	31	4,387	6,581
Registration	122,789	156,843	152,253
Professional	51,702	112,328	83,989
Shareholder servicing	8,223	287,397	267,708
Fund administration	3,338	133,700	129,695
Custody	2,656	85,676	40,101
Reports to shareholders	812	39,827	32,488
Trustees’ fees	541	14,852	13,946
Other	14,892	44,625	59,274
Gross expenses	279,611	2,817,279	3,537,710
Fees waived and expenses reimbursed (See Note 3)	(196,170)	(85,676)	(40,101)
Net expenses	83,441	2,731,603	3,497,609
Net investment income (loss)	(43,255)	5,028,590	6,074,888
Net realized and unrealized gain (loss):
Net realized gain (loss) on investments	4,628	24,659,895	3,557,277
Net realized gain (loss) on foreign currency related transactions	(494)	(138,670)	(122,940)
Net change in unrealized appreciation/depreciation on investments	2,002,926	48,092,697	50,507,876
Net change in unrealized appreciation/depreciation on deferred foreign capital gains taxes	–	(321,869)	(110,483)
Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies	96	14,630	11,070
Net realized and unrealized gain (loss)	2,007,156	72,306,683	53,842,800
Net Increase in Net Assets Resulting From Operations	$1,963,901	$77,335,273	$59,917,688

58	See Notes to Financial Statements.

International Value Fund	Micro Cap Growth Fund	Value Opportunities Fund

$17,278,375	$190,791	$15,208,396
33,564	75,379	328,638
405,616	79,746	210,423
1,573	–	1,250
17,719,128	345,916	15,748,707

2,052,191	1,695,840	9,178,716
530,741	65,938	1,537,834
25,888	54,394	270,848
5,186	9,628	29,302
–	–	50,707
373	–	23,455
29,231	–	147,965
369	–	72,708
144,773	62,477	157,861
93,563	48,499	78,402
345,704	175,354	1,148,121
164,175	75,371	495,927
75,200	14,740	32,249
44,020	12,505	128,079
19,358	8,294	53,418
60,533	36,322	119,076
3,591,305	2,259,362	13,524,668
(75,200)	(24,368)	(32,249)
3,516,105	2,234,994	13,492,419
14,203,023	(1,889,078)	2,256,288

20,379,584	39,116,393	91,149,189

(90,254)	–	–

46,949,773	36,891,375	237,637,064

24,536	–	–

39,329	–	–
67,302,968	76,007,768	328,786,253

$81,505,991	$74,118,690	$331,042,541

See Notes to Financial Statements.	59

Statements of Changes in Net Assets

	Alpha Strategy Fund
INCREASE (DECREASE) IN NET ASSETS	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023
Operations:
Net investment income (loss)	$618,900	$2,077,947
Capital gain distributions received from Underlying Funds	1,549,309	15,265,434
Net realized gain (loss) on investments in Underlying Funds	3,699,189	(14,016,235)
Net realized gain (loss) on investments and foreign currency related transactions	–	–
Net change in unrealized appreciation/depreciation on investments in Underlying Funds	163,579,665	(21,524,542)
Net change in unrealized appreciation/depreciation on investments, and translation of assets and liabilities denominated in foreign currencies	–	–
Net increase (decrease) in net assets resulting from operations	169,447,063	(18,197,396)
Distributions to Shareholders
Class A	(1,840,813)	(26,637,494)
Class C	(80,666)	(2,342,626)
Class F	(55,096)	(1,650,626)
Class F3	(377,183)	(3,208,745)
Class I	(763,095)	(6,291,180)
Class R2	(3,691)	(60,697)
Class R3	(72,161)	(1,054,054)
Class R4	(15,592)	(254,475)
Class R5	(4,359)	(24,219)
Class R6	(28,035)	(226,973)
Return of capital
Class A	–	–
Class C	–	–
Class F	–	–
Class F3	–	–
Class I	–	–
Class R3	–	–
Class R4	–	–
Class R5	–	–
Class R6	–	–
Total distribution to shareholders	(3,240,691)	(41,751,089)
Capital share transactions (See Note 14):
Net proceeds from sales of shares	48,578,958	96,147,796
Reinvestment of distributions	2,735,361	35,663,641
Cost of shares reacquired	(122,453,875)	(195,981,845)
Net increase (decrease) in net assets resulting from capital share transactions	(71,139,556)	(64,170,408)
Net increase (decrease) in net assets	95,066,816	(124,118,893)
NET ASSETS:
Beginning of year	$531,655,201	$655,774,094
End of year	$626,722,017	$531,655,201

60	See Notes to Financial Statements.

Focused Growth Fund		Focused Large Cap Value Fund
For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023

$(340,633)	$(208,061)	$197,799	$167,926
–	–	–	–
–	–	–	–

2,810,723	(5,010,764)	1,631,961	(787,730)

–	–	–	–

17,342,530	6,273,650	6,051,301	635,152

19,812,620	1,054,825	7,881,061	15,348

–	–	–	(154,176)
–	–	–	(57,554)
–	–	–	(16,168)
–	–	–	(160)
–	–	–	(3,669)
–	–	–	–
–	–	–	(1,057)
–	–	–	(115)
–	–	–	(116)
–	–	–	(16,990)

–	–	–	(3,680,536)
–	–	–	(1,373,939)
–	–	–	(385,970)
–	–	–	(3,828)
–	–	–	(87,593)
–	–	–	(25,241)
–	–	–	(2,732)
–	–	–	(2,757)
–	–	–	(405,587)
–	–	–	(6,218,188)

39,672,890	16,761,437	10,998,942	11,572,270
–	–	–	5,710,233
(25,926,250)	(20,569,155)	(5,998,096)	(11,288,121)

13,746,640	(3,807,718)	5,000,846	5,994,382
33,559,260	(2,752,893)	12,881,907	(208,458)

$31,020,342	$33,773,235	$19,002,996	$19,211,454
$64,579,602	$31,020,342	$31,884,903	$19,002,996

See Notes to Financial Statements.	61

Statements of Changes in Net Assets (continued)

	Focused Small Cap Value Fund
INCREASE (DECREASE) IN NET ASSETS	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023
Operations:
Net investment income	$199,822	$589,550
Net realized gain (loss) on investments and foreign currency related transactions	8,079,065	(1,297,505)
Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	17,302,459	(3,303,421)
Net increase (decrease) in net assets resulting from operations	25,581,346	(4,011,376)
Distributions to Shareholders
Class A	(1,939)	(616,896)
Class C	–	(117,495)
Class F	–	(757,185)
Class F3	(31)	(432)
Class I	(206,076)	(3,105,857)
Class P	–	–
Class R2	–	–
Class R3	–	–
Class R4	–	–
Class R5	(500)	(10,525)
Class R6	(29,814)	(403,524)
Total distribution to shareholders	(238,360)	(5,011,914)
Capital share transactions (See Note 14):
Net proceeds from sales of shares	6,014,350	17,200,883
Reinvestment of distributions	220,828	4,758,371
Cost of shares reacquired	(31,428,471)	(46,958,332)
Net increase (decrease) in net assets resulting from capital share transactions	(25,193,293)	(24,999,078)
Net increase (decrease) in net assets	149,693	(34,022,368)
NET ASSETS:
Beginning of year	$100,128,358	$134,150,726
End of year	$100,278,051	$100,128,358

62	See Notes to Financial Statements.

Fundamental Equity Fund		Global Equity Fund
For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023

$16,523,537	$19,926,867	$335,444	$173,070

125,405,891	1,084,801	(521,247)	(538,310)

408,224,898	3,715,845	6,389,129	1,650,650

550,154,326	24,727,513	6,203,326	1,285,410

(9,823,704)	(62,031,796)	(50,993)	(30,060)
(36,508)	(2,027,363)	(882)	–
(255,312)	(3,757,884)	(11,456)	(9,680)
(209,753)	(984,530)	(171)	(127)
(6,431,967)	(30,715,661)	(62,390)	(29,916)
(23,325)	(212,025)	–	–
(11,293)	(106,559)	–	–
(386,546)	(3,228,451)	(4,163)	(1,617)
(23,347)	(155,223)	–	(3,989)
(9,302)	(42,656)	(167)	(121)
(89,912)	(413,951)	(44,649)	(13,663)
(17,300,969)	(103,676,099)	(174,871)	(89,173)

253,668,636	170,880,170	42,737,083	7,181,990
16,789,821	100,473,206	139,314	58,477
(594,464,113)	(394,573,791)	(4,968,725)	(3,484,208)

(324,005,656)	(123,220,415)	37,907,672	3,756,259
208,847,701	(202,169,001)	43,936,127	4,952,496

$1,752,653,452	$1,954,822,453	$13,905,804	$8,953,308
$1,961,501,153	$1,752,653,452	$57,841,931	$13,905,804

See Notes to Financial Statements.	63

 Statements of Changes in Net Assets (continued)

	Growth Leaders Fund
INCREASE (DECREASE) IN NET ASSETS	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023
Operations:
Net investment income (loss)	$(25,201,203)	$(23,930,016)
Net realized gain (loss) on investments and foreign currency related transactions	882,176,861	(630,990,488)
Net change in unrealized appreciation/depreciation on investments, deferred foreign capital gains taxes and translation of assets and liabilities denominated in foreign currencies	1,628,892,512	893,374,356
Net increase (decrease) in net assets resulting from operations	2,485,868,170	238,453,852
Distributions to Shareholders
Class A	–	–
Class C	–	–
Class F	–	–
Class F3	–	–
Class I	–	–
Class P	–	–
Class R2	–	–
Class R3	–	–
Class R4	–	–
Class R5	–	–
Class R6	–	–
Total distribution to shareholders	–	–
Capital share transactions (See Note 14):
Net proceeds from sales of shares	1,079,912,969	1,463,838,212
Reinvestment of distributions	–	–
Cost of shares reacquired	(1,876,321,339)	(2,452,151,575)
Net increase (decrease) in net assets resulting from capital share transactions	(796,408,370)	(988,313,363)
Net increase (decrease) in net assets	1,689,459,800	(749,859,511)
NET ASSETS:
Beginning of year	$4,816,974,579	$5,566,834,090
End of year	$6,506,434,379	$4,816,974,579

64	See Notes to Financial Statements.

Health Care Fund		International Equity Fund
For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023

$(43,255)	$(28,045)	$5,028,590	$5,777,399

4,134	(375,226)	24,521,225	(11,315,354)

2,003,022	(382,786)	47,785,458	30,691,977

1,963,901	(786,057)	77,335,273	25,154,022

–	–	(2,537,347)	(2,799,388)
–	–	(7,268)	(47,998)
–	–	(78,590)	(180,998)
–	(86)	(250,220)	(147,620)
–	(21)	(2,859,273)	(2,985,080)
–	–	(174)	(182)
–	–	(2,720)	(2,657)
–	–	(72,590)	(82,045)
–	–	(25,256)	(29,323)
–	(15)	(306)	(474)
–	(6,009)	(72,278)	(62,147)
–	(6,131)	(5,906,022)	(6,337,912)

1,071,301	2,837,576	25,011,795	49,374,123
–	28	5,799,439	6,225,632
(1,433,908)	(1,517,369)	(62,231,727)	(58,456,770)

(362,607)	1,320,235	(31,420,493)	(2,857,015)
1,601,294	528,047	40,008,758	15,959,095

$6,963,759	$6,435,712	$295,429,401	$279,470,306
$8,565,053	$6,963,759	$335,438,159	$295,429,401

See Notes to Financial Statements.	65

Statements of Changes in Net Assets (continued)

	International Opportunities Fund
INCREASE (DECREASE) IN NET ASSETS	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023
Operations:
Net investment income (loss)	$6,074,888	$4,997,413
Net realized gain (loss) on investments and foreign currency related transactions	3,434,337	(18,318,316)
Net change in unrealized appreciation/depreciation on investments, deferred foreign capital gains taxes and translation of assets and liabilities denominated in foreign currencies	50,408,463	45,424,537
Net increase (decrease) in net assets resulting from operations	59,917,688	32,103,634
Distributions to Shareholders
Class A	(1,442,866)	(1,515,429)
Class C	(35,902)	(63,496)
Class F	(64,775)	(250,874)
Class F3	(531,450)	(530,783)
Class I	(2,686,582)	(2,938,287)
Class P	(164)	(1,575)
Class R2	(15,677)	(28,634)
Class R3	(69,218)	(62,415)
Class R4	(40,234)	(36,129)
Class R5	(38,823)	(38,883)
Class R6	(310,118)	(327,410)
Total distribution to shareholders	(5,235,809)	(5,793,915)
Capital share transactions (See Note 14):
Net proceeds from sales of shares	28,896,541	61,136,230
Reinvestment of distributions	5,076,474	5,609,335
Cost of shares reacquired	(68,132,041)	(112,764,691)
Net decrease in net assets resulting from capital share transactions	(34,159,026)	(46,019,126)
Net increase (decrease) in net assets	20,522,853	(19,709,407)
NET ASSETS:
Beginning of year	$290,891,182	$310,600,589
End of year	$311,414,035	$290,891,182

66	See Notes to Financial Statements.

International Value Fund		Micro Cap Growth Fund
For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023

$14,203,023	$10,992,628	$(1,889,078)	$(2,131,062)

20,289,330	(1,646,150)	39,116,393	(21,812,099)

47,013,638	40,061,464	36,891,375	(19,131,055)

81,505,991	49,407,942	74,118,690	(43,074,216)

(7,618,996)	(5,722,791)	–	–
(71,591)	(74,751)	–	–
(193,266)	(183,754)	–	–
(1,244,211)	(879,787)	–	–
(5,698,275)	(4,136,627)	–	–
–	–	–	–
(1,964)	(1,703)	–	–
(186,846)	(176,067)	–	–
(5,448)	(4,200)	–	–
(458)	(336)	–	–
(65,095)	(49,764)	–	–
(15,086,150)	(11,229,780)	–	–

44,376,872	41,973,452	12,309,291	43,964,939
14,846,799	11,031,675	–	–
(80,043,317)	(74,580,700)	(54,668,778)	(71,561,579)

(20,819,646)	(21,575,573)	(42,359,487)	(27,596,640)
45,600,195	16,602,589	31,759,203	(70,670,856)

$360,878,360	$344,275,771	$162,929,672	$233,600,528
$406,478,555	$360,878,360	$194,688,875	$162,929,672

See Notes to Financial Statements.	67

Statements of Changes in Net Assets (concluded)

	Value Opportunities Fund
INCREASE (DECREASE) IN NET ASSETS	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023
Operations:
Net investment income	$2,256,288	$4,944,926
Net realized gain (loss) on investments	91,149,189	16,727,882
Net change in unrealized appreciation/depreciation on investments	237,637,064	(11,065,712)
Net increase in net assets resulting from operations	331,042,541	10,607,096
Distributions to Shareholders
Class A	(8,879,757)	(53,463,933)
Class C	(536,071)	(4,344,107)
Class F	(458,691)	(6,295,659)
Class F3	(3,105,092)	(15,989,854)
Class I	(4,090,287)	(20,289,726)
Class P	(167,817)	(1,091,735)
Class R2	(63,290)	(390,476)
Class R3	(417,247)	(2,715,045)
Class R4	(433,579)	(2,475,922)
Class R5	(18,196)	(80,636)
Class R6	(501,099)	(2,676,277)
Total distribution to shareholders	(18,671,126)	(109,813,370)
Capital share transactions (See Note 14):
Net proceeds from sales of shares	207,160,067	137,967,950
Reinvestment of distributions	18,281,241	107,376,618
Cost of shares reacquired	(270,070,419)	(359,091,197)
Net decrease in net assets resulting from capital share transactions	(44,629,111)	(113,746,629)
Net increase (decrease) in net assets	267,742,304	(212,952,903)
NET ASSETS:
Beginning of year	$1,093,823,720	$1,306,776,623
End of year	$1,361,566,024	$1,093,823,720

68	See Notes to Financial Statements.

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Financial Highlights

ALPHA STRATEGY FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(b)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class A
10/31/2024	$19.58	$ 0.01	$ 6.42	$ 6.43	$(0.02)	$(0.09)	$(0.11)
10/31/2023	21.82	0.06	(0.89)	(0.83)	(0.07)	(1.34)	(1.41)
10/31/2022	30.39	0.06	(7.10)	(7.04)	(0.41)	(1.12)	(1.53)
10/31/2021	22.60	(0.02)	9.90	9.88	(0.36)	(1.73)	(2.09)
10/31/2020	24.04	0.03	1.82	1.85	–	(3.29)	(3.29)
Class C
10/31/2024	14.53	(0.11)	4.74	4.63	–	(0.09)	(0.09)
10/31/2023	16.60	(0.04)	(0.69)	(0.73)	–	(1.34)	(1.34)
10/31/2022	23.47	(0.08)	(5.45)	(5.53)	(0.22)	(1.12)	(1.34)
10/31/2021	17.82	(0.17)	7.74	7.57	(0.19)	(1.73)	(1.92)
10/31/2020	19.73	(0.09)	1.47	1.38	–	(3.29)	(3.29)
Class F
10/31/2024	19.87	0.06	6.50	6.56	(0.04)	(0.09)	(0.13)
10/31/2023	22.09	0.16	(0.97)	(0.81)	(0.07)	(1.34)	(1.41)
10/31/2022	30.73	0.20	(7.27)	(7.07)	(0.45)	(1.12)	(1.57)
10/31/2021	22.82	0.03	10.01	10.04	(0.40)	(1.73)	(2.13)
10/31/2020	24.22	0.08	1.81	1.89	–	(3.29)	(3.29)
Class F3
10/31/2024	20.56	0.10	6.73	6.83	(0.08)	(0.09)	(0.17)
10/31/2023	22.83	0.13	(0.92)	(0.79)	(0.14)	(1.34)	(1.48)
10/31/2022	31.70	0.14	(7.40)	(7.26)	(0.49)	(1.12)	(1.61)
10/31/2021	23.47	0.07	10.32	10.39	(0.43)	(1.73)	(2.16)
10/31/2020	24.78	0.10	1.88	1.98	–	(3.29)	(3.29)
Class I
10/31/2024	20.43	0.07	6.70	6.77	(0.08)	(0.09)	(0.17)
10/31/2023	22.71	0.11	(0.92)	(0.81)	(0.13)	(1.34)	(1.47)
10/31/2022	31.56	0.04	(7.28)	(7.24)	(0.49)	(1.12)	(1.61)
10/31/2021	23.39	0.05	10.27	10.32	(0.42)	(1.73)	(2.15)
10/31/2020	24.72	0.11	1.85	1.96	–	(3.29)	(3.29)
Class R2
10/31/2024	18.47	(0.06)	6.04	5.98	–	(0.09)	(0.09)
10/31/2023	20.66	(0.02)	(0.83)	(0.85)	– (d)	(1.34)	(1.34)
10/31/2022	28.80	(0.02)	(6.73)	(6.75)	(0.27)	(1.12)	(1.39)
10/31/2021	21.52	(0.09)	9.40	9.31	(0.30)	(1.73)	(2.03)
10/31/2020	23.11	(0.04)	1.74	1.70	–	(3.29)	(3.29)

70	See Notes to Financial Statements.

		Ratios to Average Net Assets:(a)			Supplemental Data:

Net asset value, end of period	Total return(c) (%)	Total expenses after waivers and/or reim- bursements (%)	Total expenses (%)	Net invest- ment income (loss) (%)	Net assets, end of period (000)	Portfolio turnover rate (%)

$25.90	32.90	0.44	0.54	0.04	$407,896	1
19.58	(3.99)	0.43	0.54	0.29	342,756	4
21.82	(24.25)	0.44	0.54	0.25	420,589	8
30.39	45.31	0.41	0.52	(0.06)	542,197	7
22.60	7.72	0.43	0.53	0.16	400,088	16

19.07	31.93	1.19	1.29	(0.62)	11,170	1
14.53	(4.70)	1.18	1.29	(0.25)	13,823	4
16.60	(24.81)	1.19	1.29	(0.40)	30,206	8
23.47	44.16	1.16	1.26	(0.77)	56,365	7
17.82	6.98	1.18	1.28	(0.52)	54,247	16

26.30	33.08	0.29	0.39	0.24	8,846	1
19.87	(3.85)	0.28	0.39	0.75	9,142	4
22.09	(24.10)	0.28	0.39	0.76	27,275	8
30.73	45.53	0.26	0.37	0.09	144,742	7
22.82	7.89	0.28	0.38	0.37	120,797	16

27.22	33.32	0.10	0.20	0.38	56,478	1
20.56	(3.65)	0.09	0.20	0.57	46,724	4
22.83	(23.98)	0.09	0.19	0.57	50,046	8
31.70	45.81	0.08	0.18	0.25	56,369	7
23.47	8.10	0.09	0.19	0.44	33,179	16

27.03	33.21	0.19	0.29	0.30	116,058	1
20.43	(3.74)	0.18	0.29	0.47	95,792	4
22.71	(24.04)	0.19	0.29	0.18	101,366	8
31.56	45.64	0.16	0.27	0.18	43,112	7
23.39	8.02	0.18	0.28	0.51	28,481	16

24.36	32.43	0.79	0.89	(0.28)	863	1
18.47	(4.32)	0.78	0.89	(0.09)	812	4
20.66	(24.50)	0.79	0.89	(0.09)	928	8
28.80	44.78	0.76	0.86	(0.34)	1,433	7
21.52	7.39	0.78	0.88	(0.19)	1,430	16

See Notes to Financial Statements.	71

Financial Highlights (continued)

ALPHA STRATEGY FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(b)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class R3
10/31/2024	$18.66	$(0.04)	$ 6.11	$ 6.07	$ –	$(0.09)	$(0.09)
10/31/2023	20.85	– (d)	(0.84)	(0.84)	(0.01)	(1.34)	(1.35)
10/31/2022	29.09	0.01	(6.80)	(6.79)	(0.33)	(1.12)	(1.45)
10/31/2021	21.70	(0.08)	9.50	9.42	(0.30)	(1.73)	(2.03)
10/31/2020	23.26	(0.01)	1.74	1.73	–	(3.29)	(3.29)
Class R4
10/31/2024	19.52	– (d)	6.40	6.40	(0.01)	(0.09)	(0.10)
10/31/2023	21.76	0.06	(0.88)	(0.82)	(0.08)	(1.34)	(1.42)
10/31/2022	30.30	0.05	(7.06)	(7.01)	(0.41)	(1.12)	(1.53)
10/31/2021	22.54	(0.01)	9.86	9.85	(0.36)	(1.73)	(2.09)
10/31/2020	23.98	0.02	1.83	1.85	–	(3.29)	(3.29)
Class R5
10/31/2024	20.44	0.08	6.69	6.77	(0.08)	(0.09)	(0.17)
10/31/2023	22.72	0.09	(0.90)	(0.81)	(0.13)	(1.34)	(1.47)
10/31/2022	31.57	0.13	(7.37)	(7.24)	(0.49)	(1.12)	(1.61)
10/31/2021	23.40	0.10	10.22	10.32	(0.42)	(1.73)	(2.15)
10/31/2020	24.73	0.03	1.93	1.96	–	(3.29)	(3.29)
Class R6
10/31/2024	20.56	0.09	6.75	6.84	(0.08)	(0.09)	(0.17)
10/31/2023	22.84	0.14	(0.94)	(0.80)	(0.14)	(1.34)	(1.48)
10/31/2022	31.71	0.16	(7.42)	(7.26)	(0.49)	(1.12)	(1.61)
10/31/2021	23.48	0.08	10.31	10.39	(0.43)	(1.73)	(2.16)
10/31/2020	24.78	0.10	1.89	1.99	–	(3.29)	(3.29)

(a)	Does not include expenses of the Underlying Funds in which the Fund invests.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(d)	Amount is less than $0.01.

72	See Notes to Financial Statements.

		Ratios to Average Net Assets:(a)			Supplemental Data:

Net asset value, end of period	Total return(c) (%)	Total expenses after waivers and/or reim- bursements (%)	Total expenses (%)	Net invest- ment income (loss) (%)	Net assets, end of period (000)	Portfolio turnover rate (%)

$24.64	32.58	0.69	0.79	(0.18)	$16,802	1
18.66	(4.24)	0.68	0.79	(0.02)	15,526	4
20.85	(24.41)	0.69	0.79	0.04	17,366	8
29.09	44.95	0.66	0.76	(0.30)	25,883	7
21.70	7.47	0.68	0.78	(0.07)	20,860	16

25.82	32.87	0.44	0.54	0.02	3,874	1
19.52	(3.98)	0.43	0.54	0.28	3,150	4
21.76	(24.23)	0.44	0.54	0.21	3,859	8
30.30	45.25	0.41	0.52	(0.04)	4,621	7
22.54	7.79	0.43	0.53	0.09	3,715	16

27.04	33.20	0.19	0.29	0.33	364	1
20.44	(3.74)	0.18	0.29	0.38	551	4
22.72	(24.04)	0.19	0.29	0.53	376	8
31.57	45.65	0.16	0.27	0.33	518	7
23.40	8.02	0.18	0.28	0.14	623	16

27.23	33.37	0.10	0.20	0.36	4,370	1
20.56	(3.69)	0.09	0.20	0.61	3,380	4
22.84	(23.97)	0.09	0.19	0.62	3,762	8
31.71	45.79	0.08	0.18	0.28	5,386	7
23.48	8.14	0.09	0.19	0.46	4,143	16

See Notes to Financial Statements.	73

Financial Highlights (continued)

FOCUSED GROWTH FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss)	Total from investment operations	Net realized gain	Net asset value, end of period
Class A
10/31/2024	$20.48	$(0.21)	$11.61	$11.40	$–	$31.88
10/31/2023	19.74	(0.15)	0.89	0.74	–	20.48
10/31/2022	36.16	(0.17)	(11.38)	(11.55)	(4.87)	19.74
10/31/2021	26.90	(0.27)	11.39	11.12	(1.86)	36.16
10/31/2020	15.88	(0.17)	11.19	11.02	–	26.90
Class C
10/31/2024	19.68	(0.40)	11.14	10.74	–	30.42
10/31/2023	19.12	(0.29)	0.85	0.56	–	19.68
10/31/2022	35.41	(0.33)	(11.09)	(11.42)	(4.87)	19.12
10/31/2021	26.56	(0.50)	11.21	10.71	(1.86)	35.41
10/31/2020	15.80	(0.37)	11.13	10.76	–	26.56
Class F
10/31/2024	20.76	(0.14)	11.78	11.64	–	32.40
10/31/2023	19.96	(0.09)	0.89	0.80	–	20.76
10/31/2022	36.44	(0.12)	(11.49)	(11.61)	(4.87)	19.96
10/31/2021	27.03	(0.20)	11.47	11.27	(1.86)	36.44
10/31/2020	15.91	(0.13)	11.25	11.12	–	27.03
Class F3
10/31/2024	20.85	(0.10)	11.84	11.74	–	32.59
10/31/2023	20.02	(0.07)	0.90	0.83	–	20.85
10/31/2022	36.51	(0.10)	(11.52)	(11.62)	(4.87)	20.02
10/31/2021	27.06	(0.18)	11.49	11.31	(1.86)	36.51
10/31/2020	15.92	(0.09)	11.23	11.14	–	27.06
Class I
10/31/2024	20.77	(0.14)	11.78	11.64	–	32.41
10/31/2023	19.96	(0.09)	0.90	0.81	–	20.77
10/31/2022	36.44	(0.11)	(11.50)	(11.61)	(4.87)	19.96
10/31/2021	27.03	(0.20)	11.47	11.27	(1.86)	36.44
10/31/2020	15.92	(0.11)	11.22	11.11	–	27.03
Class R3
10/31/2024	20.22	(0.27)	11.45	11.18	–	31.40
10/31/2023	19.53	(0.21)	0.90	0.69	–	20.22
10/31/2022	35.92	(0.23)	(11.29)	(11.52)	(4.87)	19.53
10/31/2021	26.79	(0.35)	11.34	10.99	(1.86)	35.92
10/31/2020	15.86	(0.21)	11.14	10.93	–	26.79

74	See Notes to Financial Statements.

	Ratios to Average Net Assets:			Supplemental Data:

Total return(b) (%)	Total expenses after waivers and/or reim- bursements (%)	Total expenses (%)	Net investment income (loss) (%)	Net assets, end of period (000)	Portfolio turnover rate (%)

55.66	1.05	1.45	(0.75)	$26,783	122
3.75	1.05	1.70	(0.71)	15,986	169
(36.92)	1.05	1.54	(0.71)	14,420	169
43.48	1.05	1.49	(0.87)	18,332	166
69.40	1.05	2.25	(0.79)	12,485	126

54.57	1.80	2.20	(1.50)	3,368	122
2.93	1.80	2.45	(1.46)	2,214	169
(37.40)	1.80	2.30	(1.46)	2,289	169
42.43	1.80	2.24	(1.62)	2,701	166
68.10	1.78	2.87	(1.61)	1,849	126

56.07	0.80	1.31	(0.50)	4,225	122
4.01	0.80	1.55	(0.43)	3,536	169
(36.79)	0.80	1.37	(0.47)	7,021	169
43.85	0.80	1.34	(0.63)	18,621	166
69.89	0.80	2.03	(0.58)	5,821	126

56.31	0.65	1.32	(0.39)	19	122
4.15	0.68	1.29	(0.34)	499	169
(36.74)	0.73	1.15	(0.40)	667	169
43.95	0.75	1.16	(0.57)	1,217	166
69.97	0.72	2.01	(0.44)	902	126

56.04	0.80	1.16	(0.49)	21,488	122
4.06	0.80	1.44	(0.47)	4,122	169
(36.79)	0.80	1.30	(0.47)	4,595	169
43.90	0.80	1.24	(0.62)	4,587	166
69.72	0.80	2.04	(0.52)	2,712	126

55.29	1.30	1.70	(1.00)	259	122
3.53	1.28	1.95	(1.01)	155	169
(37.11)	1.30	1.81	(0.97)	14	169
43.15	1.30	1.73	(1.11)	24	166
68.92	1.30	2.52	(1.01)	18	126

See Notes to Financial Statements.	75

Financial Highlights (continued)

FOCUSED GROWTH FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss)	Total from investment operations	Net realized gain	Net asset value, end of period
Class R4
10/31/2024	$20.49	$(0.21)	$11.62	$11.41	$–	$31.90
10/31/2023	19.75	(0.14)	0.88	0.74	–	20.49
10/31/2022	36.18	(0.17)	(11.39)	(11.56)	(4.87)	19.75
10/31/2021	26.91	(0.27)	11.40	11.13	(1.86)	36.18
10/31/2020	15.89	(0.16)	11.18	11.02	–	26.91
Class R5
10/31/2024	20.76	(0.14)	11.79	11.65	–	32.41
10/31/2023	19.96	(0.09)	0.89	0.80	–	20.76
10/31/2022	36.44	(0.12)	(11.49)	(11.61)	(4.87)	19.96
10/31/2021	27.02	(0.20)	11.48	11.28	(1.86)	36.44
10/31/2020	15.91	(0.10)	11.21	11.11	–	27.02
Class R6
10/31/2024	20.85	(0.10)	11.84	11.74	–	32.59
10/31/2023	20.02	(0.07)	0.90	0.83	–	20.85
10/31/2022	36.51	(0.09)	(11.53)	(11.62)	(4.87)	20.02
10/31/2021	27.06	(0.18)	11.49	11.31	(1.86)	36.51
10/31/2020	15.92	(0.10)	11.24	11.14	–	27.06

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.

76	See Notes to Financial Statements.

	Ratios to Average Net Assets:			Supplemental Data:

Total return(b) (%)	Total expenses after waivers and/or reim- bursements (%)	Total expenses (%)	Net investment income (loss) (%)	Net assets, end of period (000)	Portfolio turnover rate (%)

55.69	1.05	1.45	(0.75)	$21	122
3.75	1.05	1.70	(0.70)	14	169
(36.93)	1.05	1.54	(0.71)	13	169
43.50	1.05	1.48	(0.86)	24	166
69.35	1.05	2.27	(0.75)	18	126

56.07	0.80	1.20	(0.50)	31	122
4.01	0.80	1.44	(0.45)	14	169
(36.79)	0.80	1.31	(0.48)	13	169
43.90	0.80	1.25	(0.63)	24	166
69.83	0.80	2.02	(0.49)	18	126

56.31	0.65	1.11	(0.36)	8,385	122
4.15	0.68	1.30	(0.34)	4,481	169
(36.74)	0.73	1.16	(0.39)	4,740	169
43.95	0.75	1.16	(0.57)	6,788	166
69.97	0.72	1.99	(0.45)	4,400	126

See Notes to Financial Statements.	77

Financial Highlights (continued)

FOCUSED LARGE CAP VALUE FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:

	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Return of capital
Class A
10/31/2024	$9.58	$0.09	$ 3.68	$ 3.77	$ –	$ –	$ –
10/31/2023	13.58	0.08	0.17 (c)	0.25	(1.42)	–	(2.83)
10/31/2022	19.04	0.16	(1.34)	(1.18)	(0.35)	(3.93)	–
10/31/2021	12.95	0.38	6.68	7.06	(0.16)	(0.81)	–
10/31/2020	14.75	0.27	(1.99)	(1.72)	(0.08)	–	–
Class C
10/31/2024	9.52	0.01	3.64	3.65	–	–	–
10/31/2023	13.49	0.02	0.15 (c)	0.17	(1.31)	–	(2.83)
10/31/2022	18.97	0.06	(1.35)	(1.29)	(0.26)	(3.93)	–
10/31/2021	12.87	0.25	6.66	6.91	–	(0.81)	–
10/31/2020	14.72	0.17	(1.98)	(1.81)	(0.04)	–	–
Class F
10/31/2024	9.78	0.13	3.76	3.89	–	–	–
10/31/2023	13.77	0.14	0.14 (c)	0.28	(1.44)	–	(2.83)
10/31/2022	19.22	0.20	(1.36)	(1.16)	(0.36)	(3.93)	–
10/31/2021	12.98	0.49	6.64	7.13	(0.08)	(0.81)	–
10/31/2020	14.76	0.31	(2.00)	(1.69)	(0.09)	–	–
Class F3
10/31/2024	9.63	0.12	3.71	3.83	–	–	–
10/31/2023	13.64	0.11	0.16 (c)	0.27	(1.45)	–	(2.83)
10/31/2022	19.10	0.20	(1.35)	(1.15)	(0.38)	(3.93)	–
10/31/2021	12.98	0.37	6.75	7.12	(0.19)	(0.81)	–
10/31/2020	14.76	0.32	(2.00)	(1.68)	(0.10)	–	–
Class I
10/31/2024	9.98	0.12	3.84	3.96	–	–	–
10/31/2023	13.63	0.09	0.18 (c)	0.27	(1.09)	–	(2.83)
10/31/2022	19.10	0.22	(1.38)	(1.16)	(0.38)	(3.93)	–
10/31/2021	12.99	0.35	6.76	7.11	(0.19)	(0.81)	–
10/31/2020	14.76	0.30	(1.97)	(1.67)	(0.10)	–	–
Class R3
10/31/2024	9.56	0.06	3.66	3.72	–	–	–
10/31/2023	13.56	0.05	0.18 (c)	0.23	(1.40)	–	(2.83)
10/31/2022	18.99	0.12	(1.33)	(1.21)	(0.29)	(3.93)	–
10/31/2021	12.92	0.29	6.71	7.00	(0.12)	(0.81)	–
10/31/2020	14.74	0.23	(1.99)	(1.76)	(0.06)	–	–

78	See Notes to Financial Statements.

			Ratios to Average Net Assets:			Supplemental Data:

Total distri- butions	Net asset value, end of period	Total return (%)(b)	Total expenses after waivers and/or reim- bursements (%)	Total expenses (%)	Net invest- ment income (loss) (%)	Net assets, end of period (000)	Portfolio turnover rate (%)

$–	$13.35	39.35	0.96	1.64	0.76	$12,028	58
(4.25)	9.58	0.59	0.96	1.92	0.84	9,821	61
(4.28)	13.58	(8.69)	0.96	1.04	1.12	11,466	100
(0.97)	19.04	56.50	0.93	0.93	2.08	7,714	99
(0.08)	12.95	(11.74)	0.96	1.09	2.08	541	128

–	13.17	38.34	1.71	2.39	0.04	1,961	58
(4.14)	9.52	(0.21)	1.71	2.71	0.20	2,618	61
(4.19)	13.49	(9.37)	1.71	1.77	0.40	4,637	100
(0.81)	18.97	55.29	1.67	1.67	1.36	3,601	99
(0.04)	12.87	(12.35)	1.71	1.83	1.32	77	128

–	13.67	39.78	0.71	1.50	1.03	181	58
(4.27)	9.78	0.81	0.71	1.95	1.34	194	61
(4.29)	13.77	(8.48)	0.71	0.86	1.35	1,405	100
(0.89)	19.22	56.78	0.68	0.78	2.60	2,394	99
(0.09)	12.98	(11.54)	0.71	0.98	2.33	40	128

–	13.46	39.77	0.67	1.38	1.03	13	58
(4.28)	9.63	0.82	0.71	1.61	1.13	9	61
(4.31)	13.64	(8.48)	0.70	0.76	1.37	13	100
(1.00)	19.10	56.91	0.67	0.67	2.13	18	99
(0.10)	12.98	(11.50)	0.63	0.84	2.40	12	128

–	13.94	39.68	0.71	1.37	0.93	15,230	58
(3.92)	9.98	0.89	0.71	1.56	0.92	4,982	61
(4.31)	13.63	(8.55)	0.69	0.69	1.49	243	100
(1.00)	19.10	56.79	0.68	0.68	1.99	656,899	99
(0.10)	12.99	(11.43)	0.71	0.75	2.34	428,070	128

–	13.28	38.91	1.21	1.89	0.52	154	58
(4.23)	9.56	0.40	1.21	2.11	0.52	143	61
(4.22)	13.56	(8.88)	1.21	1.32	0.86	84	100
(0.93)	18.99	56.09	1.15	1.15	1.65	13	99
(0.06)	12.92	(11.98)	1.21	1.34	1.75	9	128

See Notes to Financial Statements.	79

Financial Highlights (continued)

FOCUSED LARGE CAP VALUE FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:

	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Return of capital
Class R4
10/31/2024	$9.60	$0.09	$3.68	$3.77	$–	$–	$–
10/31/2023	13.59	0.09	0.17 (c)	0.26	(1.42)	–	(2.83)
10/31/2022	19.04	0.16	(1.35)	(1.19)	(0.33)	(3.93)	–
10/31/2021	12.95	0.33	6.73	7.06	(0.16)	(0.81)	–
10/31/2020	14.75	0.27	(1.99)	(1.72)	(0.08)	–	–
Class R5
10/31/2024	9.63	0.12	3.70	3.82	–	–	–
10/31/2023	13.63	0.12	0.16 (c)	0.28	(1.45)	–	(2.83)
10/31/2022	19.09	0.20	(1.35)	(1.15)	(0.38)	(3.93)	–
10/31/2021	12.98	0.38	6.73	7.11	(0.19)	(0.81)	–
10/31/2020	14.76	0.30	(1.98)	(1.68)	(0.10)	–	–
Class R6
10/31/2024	9.64	0.12	3.72	3.84	–	–	–
10/31/2023	13.65	0.11	0.16 (c)	0.27	(1.45)	–	(2.83)
10/31/2022	19.11	0.20	(1.35)	(1.15)	(0.38)	(3.93)	–
10/31/2021	12.99	0.39	6.73	7.12	(0.19)	(0.81)	–
10/31/2020	14.76	0.32	(1.99)	(1.67)	(0.10)	–	–

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Realized and unrealized gain (loss) per share does not correlate to the aggregate of the net realized and unrealized gain(loss) in the Statement of Operations, primarily due to the timing of the sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.

80	See Notes to Financial Statements.

			Ratios to Average Net Assets:			Supplemental Data:

Total distri- butions	Net asset value, end of period	Total return (%)(b)	Total expenses after waivers and/or reim- bursements (%)	Total expenses (%)	Net invest- ment income (loss) (%)	Net assets, end of period (000)	Portfolio turnover rate (%)

$ –	$13.37	39.27	0.96	1.62	0.77	$9	58
(4.25)	9.60	0.67	0.96	1.90	0.91	6	61
(4.26)	13.59	(8.73)	0.96	1.00	1.10	9	100
(0.97)	19.04	56.46	0.90	0.90	1.89	13	99
(0.08)	12.95	(11.74)	0.96	1.08	2.00	9	128

–	13.45	39.67	0.71	1.42	0.96	9	58
(4.28)	9.63	0.91	0.71	1.66	1.15	6	61
(4.31)	13.63	(8.49)	0.71	0.75	1.37	9	100
(1.00)	19.09	56.83	0.65	0.65	2.14	13	99
(0.10)	12.98	(11.51)	0.71	0.84	2.2	49	128

–	13.48	39.83	0.67	1.36	1.02	2,299	58
(4.28)	9.64	0.82	0.71	1.62	1.07	1,223	61
(4.31)	13.65	(8.48)	0.70	0.77	1.36	1,347	100
(1.00)	19.11	56.86	0.68	0.68	2.17	1,539	99
(0.10)	12.99	(11.43)	0.63	0.81	2.38	366	128

See Notes to Financial Statements.	81

Financial Highlights (continued)

FOCUSED SMALL CAP VALUE FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income			Net realized gain	Total distri- butions
Class A
10/31/2024	$21.93	$– (c)	$5.95	$5.95	$	(–	)(c)	$–	$	(–	)(c)
10/31/2023	23.97	0.07	(1.17)	(1.10)		(0.10)		(0.84)		(0.94)
10/31/2022	30.62	0.05	(3.54)	(3.49)		–		(3.16)		(3.16)
10/31/2021	18.77	0.01	12.00	12.01		(0.16)		–		(0.16)
10/31/2020	25.14	0.14	(2.40)	(2.26)		–		(4.11)		(4.11)
Class C
10/31/2024	23.17	(0.21)	6.29	6.08		–		–		–
10/31/2023	25.36	(0.11)	(1.24)	(1.35)		–		(0.84)		(0.84)
10/31/2022	32.44	(0.15)	(3.77)	(3.92)		–		(3.16)		(3.16)
10/31/2021	19.99	(0.30)	12.87	12.57		(0.12)		–		(0.12)
10/31/2020	26.71	(0.08)	(2.53)	(2.61)		–		(4.11)		(4.11)
Class F
10/31/2024	24.06	0.07	6.55	6.62		–		–		–
10/31/2023	26.17	0.18	(1.33)	(1.15)		(0.12)		(0.84)		(0.96)
10/31/2022	33.11	0.12	(3.86)	(3.74)		(0.04)		(3.16)		(3.20)
10/31/2021	20.30	0.01	13.04	13.05		(0.24)		–		(0.24)
10/31/2020	26.80	0.09	(2.48)	(2.39)		–		(4.11)		(4.11)
Class F3
10/31/2024	24.06	0.08	6.53	6.61		(0.07)		–		(0.07)
10/31/2023	26.20	0.15	(1.28)	(1.13)		(0.17)		(0.84)		(1.01)
10/31/2022	33.15	0.14	(3.86)	(3.72)		(0.07)		(3.16)		(3.23)
10/31/2021	20.32	0.11	12.97	13.08		(0.25)		–		(0.25)
10/31/2020	26.80	0.19	(2.56)	(2.37)		–		(4.11)		(4.11)
Class I
10/31/2024	23.99	0.07	6.51	6.58		(0.07)		–		(0.07)
10/31/2023	26.14	0.14	(1.28)	(1.14)		(0.17)		(0.84)		(1.01)
10/31/2022	33.10	0.12	(3.85)	(3.73)		(0.07)		(3.16)		(3.23)
10/31/2021	20.30	0.11	12.94	13.05		(0.25)		–		(0.25)
10/31/2020	26.80	0.19	(2.58)	(2.39)		–		(4.11)		(4.11)
Class R5
10/31/2024	24.00	0.09	6.49	6.58		(0.07)		–		(0.07)
10/31/2023	26.15	0.14	(1.28)	(1.14)		(0.17)		(0.84)		(1.01)
10/31/2022	33.10	0.18	(3.90)	(3.72)		(0.07)		(3.16)		(3.23)
10/31/2021	20.29	0.10	12.96	13.06		(0.25)		–		(0.25)
10/31/2020	26.80	0.17	(2.57)	(2.40)		–		(4.11)		(4.11)

82	See Notes to Financial Statements.

		Ratios to Average Net Assets:			Supplemental Data:

Net asset value, end of period	Total return(b) (%)	Total expenses after waivers and/or reim- bursements (%)	Total expenses (%)	Net investment income (loss) (%)	Net assets, end of period (000)	Portfolio turnover rate (%)

$27.88	27.15	1.28	1.35	(0.02)	$12,718	57
21.93	(4.90)	1.28	1.33	0.30	11,487	54
23.97	(12.99)	1.28	1.29	0.20	16,026	63
30.62	64.27	1.22	1.22	0.03	19,525	116
18.77	(11.21)	1.28	1.40	0.72	3,253	77

29.25	26.24	2.03	2.10	(0.77)	2,489	57
23.17	(5.64)	2.03	2.08	(0.45)	2,499	54
25.36	(13.61)	2.03	2.04	(0.56)	3,624	63
32.44	63.10	1.96	1.96	(0.95)	5,028	116
19.99	(12.01)	2.03	2.20	(0.42)	102	77

30.68	27.51	1.03	1.20	0.24	2,130	57
24.06	(4.68)	1.03	1.18	0.69	4,246	54
26.17	(12.77)	1.03	1.13	0.41	21,683	63
33.11	64.73	0.97	1.07	0.04	66,993	116
20.30	(11.00)	1.03	1.30	0.43	784	77

30.60	27.54	0.98	1.05	0.28	13	57
24.06	(4.60)	0.97	1.01	0.57	10	54
26.20	(12.70)	0.95	0.95	0.51	11	63
33.15	64.72	0.92	0.92	0.35	14	116
20.32	(10.88)	0.95	1.14	0.92	9	77

30.50	27.48	1.03	1.10	0.24	77,474	57
23.99	(4.66)	1.03	1.08	0.52	71,703	54
26.14	(12.76)	1.03	1.03	0.41	82,062	63
33.10	64.71	0.95	0.96	0.35	118,351	116
20.30	(11.00)	1.03	1.18	0.92	69,689	77

30.51	27.47	1.03	1.09	0.30	16	57
24.00	(4.66)	1.03	1.08	0.55	185	54
26.15	(12.73)	1.03	1.05	0.69	272	63
33.10	64.71	0.94	0.94	0.31	17	116
20.29	(11.00)	1.03	1.16	0.83	9	77

See Notes to Financial Statements.	83

Financial Highlights (continued)

FOCUSED SMALL CAP VALUE FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class R6
10/31/2024	$24.06	$0.09	$6.52	$6.61	$(0.07)	$–	$(0.07)
10/31/2023	26.20	0.15	(1.28)	(1.13)	(0.17)	(0.84)	(1.01)
10/31/2022	33.16	0.14	(3.87)	(3.73)	(0.07)	(3.16)	(3.23)
10/31/2021	20.33	0.07	13.01	13.08	(0.25)	–	(0.25)
10/31/2020	26.81	0.18	(2.55)	(2.37)	–	(4.11)	(4.11)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Amount is less than $0.01.

84	See Notes to Financial Statements.

		Ratios to Average Net Assets:			Supplemental Data:

Net asset value, end of period	Total return(b) (%)	Total expenses after waivers and/or reim- bursements (%)	Total expenses (%)	Net investment income (loss) (%)	Net assets, end of period (000)	Portfolio turnover rate (%)

$30.60	27.54	0.98	1.05	0.31	$5,437	57
24.06	(4.60)	0.97	1.03	0.56	9,998	54
26.20	(12.73)	0.98	0.98	0.50	10,472	63
33.16	64.69	0.94	0.95	0.22	11,274	116
20.33	(10.87)	0.95	1.16	0.90	1,717	77

See Notes to Financial Statements.	85

Financial Highlights (continued)

FUNDAMENTAL EQUITY FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class A
10/31/2024	$11.92	$0.12	$4.01	$4.13	$(0.11)	$–	$(0.11)
10/31/2023	12.44	0.12	0.01	0.13	(0.14)	(0.51)	(0.65)
10/31/2022	15.04	0.15	(1.03)	(0.88)	(0.14)	(1.58)	(1.72)
10/31/2021	10.56	0.14	4.55	4.69	(0.21)	–	(0.21)
10/31/2020	12.53	0.19	(0.88)	(0.69)	(0.19)	(1.09)	(1.28)
Class C
10/31/2024	10.13	0.01	3.42	3.43	(0.02)	–	(0.02)
10/31/2023	10.66	0.03	0.01	0.04	(0.06)	(0.51)	(0.57)
10/31/2022	13.10	0.05	(0.88)	(0.83)	(0.03)	(1.58)	(1.61)
10/31/2021	9.19	0.04	3.96	4.00	(0.09)	–	(0.09)
10/31/2020	11.04	0.10	(0.77)	(0.67)	(0.09)	(1.09)	(1.18)
Class F
10/31/2024	11.75	0.14	3.95	4.09	(0.12)	–	(0.12)
10/31/2023	12.26	0.14	0.02	0.16	(0.16)	(0.51)	(0.67)
10/31/2022	14.85	0.17	(1.02)	(0.85)	(0.16)	(1.58)	(1.74)
10/31/2021	10.44	0.16	4.48	4.64	(0.23)	–	(0.23)
10/31/2020	12.40	0.21	(0.87)	(0.66)	(0.21)	(1.09)	(1.30)
Class F3
10/31/2024	12.14	0.17	4.08	4.25	(0.14)	–	(0.14)
10/31/2023	12.65	0.16	0.02	0.18	(0.18)	(0.51)	(0.69)
10/31/2022	15.26	0.20	(1.05)	(0.85)	(0.18)	(1.58)	(1.76)
10/31/2021	10.71	0.19	4.60	4.79	(0.24)	–	(0.24)
10/31/2020	12.69	0.23	(0.90)	(0.67)	(0.22)	(1.09)	(1.31)
Class I
10/31/2024	12.03	0.16	4.04	4.20	(0.14)	–	(0.14)
10/31/2023	12.55	0.15	0.02	0.17	(0.18)	(0.51)	(0.69)
10/31/2022	15.16	0.19	(1.04)	(0.85)	(0.18)	(1.58)	(1.76)
10/31/2021	10.65	0.18	4.57	4.75	(0.24)	–	(0.24)
10/31/2020	12.63	0.22	(0.89)	(0.67)	(0.22)	(1.09)	(1.31)
Class P
10/31/2024	11.59	0.09	3.91	4.00	(0.08)	–	(0.08)
10/31/2023	12.12	0.09	0.01	0.10	(0.12)	(0.51)	(0.63)
10/31/2022	14.69	0.12	(1.00)	(0.88)	(0.11)	(1.58)	(1.69)
10/31/2021	10.33	0.11	4.44	4.55	(0.19)	–	(0.19)
10/31/2020	12.28	0.17	(0.86)	(0.69)	(0.17)	(1.09)	(1.26)
Class R2
10/31/2024	11.56	0.07	3.90	3.97	(0.07)	–	(0.07)
10/31/2023	12.08	0.07	0.02	0.09	(0.10)	(0.51)	(0.61)
10/31/2022	14.64	0.10	(0.99)	(0.89)	(0.09)	(1.58)	(1.67)
10/31/2021	10.30	0.09	4.43	4.52	(0.18)	–	(0.18)
10/31/2020	12.24	0.15	(0.86)	(0.71)	(0.14)	(1.09)	(1.23)

86	See Notes to Financial Statements.

		Ratios to Average Net Assets:			Supplemental Data:

Net asset value, end of period	Total return(b) (%)	Total expenses after waivers and/or reim- bursements (%)	Total expenses (%)	Net invest- ment income (loss) (%)	Net assets, end of period (000)	Portfolio turnover rate (%)

$15.94	34.90	0.95	0.95	0.82	$1,295,860	39
11.92	0.92	0.94	0.94	0.98	1,068,294	26
12.44	(6.81)	0.96	0.96	1.19	1,186,259	50
15.04	44.87	0.96	0.96	1.06	1,382,625	73
10.56	(6.39)	0.94	0.94	1.79	1,067,309	59

13.54	33.86	1.70	1.70	0.08	22,735	39
10.13	0.15	1.69	1.69	0.26	23,316	26
10.66	(7.50)	1.71	1.71	0.43	38,197	50
13.10	43.75	1.71	1.71	0.32	55,600	73
9.19	(7.07)	1.69	1.69	1.05	60,191	59

15.72	35.14	0.80	0.80	0.98	25,434	39
11.75	1.14	0.79	0.79	1.19	24,745	26
12.26	(6.75)	0.81	0.81	1.32	69,775	50
14.85	45.02	0.81	0.81	1.21	146,249	73
10.44	(6.22)	0.79	0.79	1.93	116,340	59

16.25	35.37	0.63	0.63	1.14	22,135	39
12.14	1.26	0.63	0.63	1.28	17,642	26
12.65	(6.58)	0.63	0.63	1.53	18,159	50
15.26	45.36	0.63	0.63	1.39	19,916	73
10.71	(6.11)	0.63	0.63	2.10	15,378	59

16.09	35.26	0.70	0.70	1.07	509,041	39
12.03	1.18	0.69	0.69	1.22	545,537	26
12.55	(6.65)	0.71	0.71	1.48	561,349	50
15.16	45.21	0.71	0.71	1.32	281,392	73
10.65	(6.16)	0.69	0.69	2.06	262,216	59

15.51	34.74	1.15	1.15	0.63	3,045	39
11.59	0.65	1.14	1.14	0.80	3,237	26
12.12	(7.03)	1.16	1.16	0.99	4,074	50
14.69	44.55	1.16	1.16	0.84	4,881	73
10.33	(6.54)	1.14	1.14	1.58	3,614	59

15.46	34.47	1.30	1.30	0.47	2,044	39
11.56	0.59	1.29	1.29	0.62	1,964	26
12.08	(7.17)	1.31	1.31	0.82	2,114	50
14.64	44.28	1.31	1.31	0.72	3,271	73
10.30	(6.68)	1.29	1.29	1.44	3,082	59

See Notes to Financial Statements.	87

Financial Highlights (continued)

FUNDAMENTAL EQUITY FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class R3
10/31/2024	$11.61	$0.08	$3.92	$4.00	$(0.08)	$–	$(0.08)
10/31/2023	12.13	0.09	0.01	0.10	(0.11)	(0.51)	(0.62)
10/31/2022	14.70	0.12	(1.01)	(0.89)	(0.10)	(1.58)	(1.68)
10/31/2021	10.33	0.11	4.44	4.55	(0.18)	–	(0.18)
10/31/2020	12.28	0.16	(0.86)	(0.70)	(0.16)	(1.09)	(1.25)
Class R4
10/31/2024	11.84	0.12	3.99	4.11	(0.11)	–	(0.11)
10/31/2023	12.37	0.12	0.01	0.13	(0.15)	(0.51)	(0.66)
10/31/2022	14.96	0.15	(1.02)	(0.87)	(0.14)	(1.58)	(1.72)
10/31/2021	10.50	0.14	4.52	4.66	(0.20)	–	(0.20)
10/31/2020	12.46	0.19	(0.87)	(0.68)	(0.19)	(1.09)	(1.28)
Class R5
10/31/2024	12.04	0.15	4.06	4.21	(0.14)	–	(0.14)
10/31/2023	12.56	0.15	0.02	0.17	(0.18)	(0.51)	(0.69)
10/31/2022	15.17	0.18	(1.03)	(0.85)	(0.18)	(1.58)	(1.76)
10/31/2021	10.66	0.18	4.57	4.75	(0.24)	–	(0.24)
10/31/2020	12.63	0.22	(0.88)	(0.66)	(0.22)	(1.09)	(1.31)
Class R6
10/31/2024	12.15	0.17	4.09	4.26	(0.14)	–	(0.14)
10/31/2023	12.66	0.16	0.02	0.18	(0.18)	(0.51)	(0.69)
10/31/2022	15.27	0.19	(1.04)	(0.85)	(0.18)	(1.58)	(1.76)
10/31/2021	10.72	0.19	4.60	4.79	(0.24)	–	(0.24)
10/31/2020	12.69	0.23	(0.89)	(0.66)	(0.22)	(1.09)	(1.31)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.

88	See Notes to Financial Statements.

		Ratios to Average Net Assets:			Supplemental Data:

Net asset value, end of period	Total return(b) (%)	Total expenses after waivers and/or reim- bursements (%)	Total expenses (%)	Net invest- ment income (loss) (%)	Net assets, end of period (000)	Portfolio turnover rate (%)

$15.53	34.63	1.20	1.20	0.57	$65,416	39
11.61	0.66	1.19	1.19	0.73	57,037	26
12.13	(7.10)	1.21	1.21	0.93	63,110	50
14.70	44.54	1.21	1.21	0.81	86,249	73
10.33	(6.62)	1.19	1.19	1.54	76,817	59

15.84	34.96	0.96	0.96	0.81	4,276	39
11.84	0.86	0.94	0.94	0.99	2,523	26
12.37	(6.80)	0.96	0.96	1.20	2,969	50
14.96	44.80	0.96	0.96	1.04	2,988	73
10.50	(6.35)	0.94	0.94	1.79	2,228	59

16.11	35.31	0.70	0.70	1.06	1,137	39
12.04	1.17	0.69	0.69	1.22	781	26
12.56	(6.64)	0.71	0.71	1.42	776	50
15.17	45.17	0.71	0.71	1.31	986	73
10.66	(6.08)	0.69	0.69	2.07	901	59

16.27	35.42	0.63	0.63	1.14	10,378	39
12.15	1.26	0.63	0.63	1.29	7,577	26
12.66	(6.57)	0.63	0.63	1.44	8,039	50
15.27	45.31	0.63	0.63	1.39	16,209	73
10.72	(6.03)	0.63	0.63	2.10	11,403	59

See Notes to Financial Statements.	89

Financial Highlights (continued)

GLOBAL EQUITY FUND

		Per Share Operating Performance:
		Investment Operations:				Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)		Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class A
10/31/2024	$12.42	$0.15		$4.12	$4.27	$(0.12)	$–	$(0.12)
10/31/2023	11.37	0.13		1.00	1.13	(0.08)	–	(0.08)
10/31/2022	16.61	0.10		(3.04)	(2.94)	(0.12)	(2.18)	(2.30)
10/31/2021	12.59	0.14		4.57	4.71	(0.18)	(0.51)	(0.69)
10/31/2020	11.52	0.11		1.09	1.20	(0.13)	–	(0.13)
Class C
10/31/2024	12.24	0.04		4.07	4.11	(0.03)	–	(0.03)
10/31/2023	11.22	0.04		0.98	1.02	–	–	–
10/31/2022	16.41	–	(c)	(3.00)	(3.00)	(0.01)	(2.18)	(2.19)
10/31/2021	12.46	0.02		4.53	4.55	(0.09)	(0.51)	(0.60)
10/31/2020	11.40	0.02		1.08	1.10	(0.04)	–	(0.04)
Class F
10/31/2024	12.45	0.18		4.12	4.30	(0.13)	–	(0.13)
10/31/2023	11.39	0.16		0.99	1.15	(0.09)	–	(0.09)
10/31/2022	16.65	0.11		(3.05)	(2.94)	(0.14)	(2.18)	(2.32)
10/31/2021	12.62	0.16		4.59	4.75	(0.21)	(0.51)	(0.72)
10/31/2020	11.54	0.12		1.11	1.23	(0.15)	–	(0.15)
Class F3
10/31/2024	12.47	0.21		4.14	4.35	(0.16)	–	(0.16)
10/31/2023	11.41	0.18		1.00	1.18	(0.12)	–	(0.12)
10/31/2022	16.68	0.13		(3.06)	(2.93)	(0.16)	(2.18)	(2.34)
10/31/2021	12.63	0.19		4.60	4.79	(0.23)	(0.51)	(0.74)
10/31/2020	11.56	0.14		1.10	1.24	(0.17)	–	(0.17)
Class I
10/31/2024	12.45	0.17		4.15	4.32	(0.15)	–	(0.15)
10/31/2023	11.40	0.16		1.00	1.16	(0.11)	–	(0.11)
10/31/2022	16.66	0.12		(3.04)	(2.92)	(0.16)	(2.18)	(2.34)
10/31/2021	12.62	0.18		4.59	4.77	(0.22)	(0.51)	(0.73)
10/31/2020	11.55	0.14		1.09	1.23	(0.16)	–	(0.16)
Class R3
10/31/2024	12.31	0.11		4.10	4.21	(0.09)	–	(0.09)
10/31/2023	11.26	0.10		0.99	1.09	(0.04)	–	(0.04)
10/31/2022	16.47	0.08		(3.02)	(2.94)	(0.09)	(2.18)	(2.27)
10/31/2021	12.51	0.11		4.52	4.63	(0.16)	(0.51)	(0.67)
10/31/2020	11.45	0.08		1.09	1.17	(0.11)	–	(0.11)

90	See Notes to Financial Statements.

		Ratios to Average Net Assets:			Supplemental Data:

Net asset value, end of period	Total return(b) (%)	Total expenses after waivers and/or reim- bursements (%)	Total expenses (%)	Net invest- ment income (loss) (%)	Net assets, end of period (000)	Portfolio turnover rate (%)

$16.57	34.62	0.90	1.72	0.98	$7,468	41
12.42	9.98	0.90	2.55	1.08	5,163	55
11.37	(20.30)	0.90	3.43	0.79	4,236	70
16.61	38.37	0.90	3.53	0.88	5,016	87
12.59	10.52	0.90	4.32	0.92	2,622	141

16.32	33.62	1.65	2.45	0.26	543	41
12.24	9.09	1.65	3.33	0.35	345	55
11.22	(20.87)	1.65	4.05	(0.03)	392	70
16.41	37.27	1.65	4.29	0.14	826	87
12.46	9.75	1.65	5.12	0.17	537	141

16.62	34.83	0.75	1.59	1.13	1,358	41
12.45	10.16	0.75	2.42	1.25	1,099	55
11.39	(20.26)	0.75	3.21	0.86	1,277	70
16.65	38.59	0.75	3.40	1.07	2,146	87
12.62	10.73	0.75	4.23	1.06	1,445	141

16.66	35.07	0.53	1.36	1.35	18	41
12.47	10.38	0.57	2.04	1.42	14	55
11.41	(20.15)	0.59	2.99	0.99	13	70
16.68	38.90	0.61	3.20	1.20	18	87
12.63	10.78	0.62	4.09	1.19	14	141

16.62	35.00	0.65	1.25	1.07	42,139	41
12.45	10.26	0.65	2.29	1.32	3,245	55
11.40	(20.17)	0.65	3.12	0.93	1,085	70
16.66	38.78	0.65	3.30	1.16	1,837	87
12.62	10.75	0.65	4.16	1.18	1,400	141

16.43	34.28	1.15	1.98	0.72	824	41
12.31	9.67	1.15	2.80	0.83	598	55
11.26	(20.47)	1.15	3.67	0.59	506	70
16.47	37.85	1.15	3.78	0.70	470	87
12.51	10.25	1.15	4.67	0.68	241	141

See Notes to Financial Statements.	91

Financial Highlights (continued)

GLOBAL EQUITY FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class R4
10/31/2024	$12.41	$0.15	$4.14	$4.29	$–	$–	$–
10/31/2023	11.37	0.15	0.98	1.13	(0.09)	–	(0.09)
10/31/2022	16.62	0.14	(3.09)	(2.95)	(0.12)	(2.18)	(2.30)
10/31/2021	12.60	0.14	4.58	4.72	(0.19)	(0.51)	(0.70)
10/31/2020	11.53	0.11	1.10	1.21	(0.14)	–	(0.14)
Class R5
10/31/2024	12.46	0.19	4.13	4.32	(0.15)	–	(0.15)
10/31/2023	11.40	0.17	1.00	1.17	(0.11)	–	(0.11)
10/31/2022	16.66	0.12	(3.04)	(2.92)	(0.16)	(2.18)	(2.34)
10/31/2021	12.62	0.18	4.59	4.77	(0.22)	(0.51)	(0.73)
10/31/2020	11.55	0.14	1.09	1.23	(0.16)	–	(0.16)
Class R6
10/31/2024	12.47	0.21	4.13	4.34	(0.15)	–	(0.15)
10/31/2023	11.41	0.18	1.00	1.18	(0.12)	–	(0.12)
10/31/2022	16.67	0.14	(3.06)	(2.92)	(0.16)	(2.18)	(2.34)
10/31/2021	12.63	0.19	4.59	4.78	(0.23)	(0.51)	(0.74)
10/31/2020	11.56	0.14	1.10	1.24	(0.17)	–	(0.17)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Amount is less than $0.01.

92	See Notes to Financial Statements.

		Ratios to Average Net Assets:			Supplemental Data:

Net asset value, end of period	Total return(b) (%)	Total expenses after waivers and/or reim- bursements (%)	Total expenses (%)	Net invest- ment income (loss) (%)	Net assets, end of period (000)	Portfolio turnover rate (%)

$16.70	34.57	0.90	1.72	0.98	$19	41
12.41	9.97	0.90	2.62	1.26	14	55
11.37	(20.37)	0.90	3.88	1.17	514	70
16.62	38.39	0.90	3.54	0.92	19	87
12.60	10.51	0.90	4.41	0.92	14	141

16.63	34.95	0.65	1.48	1.23	19	41
12.46	10.31	0.65	2.30	1.35	14	55
11.40	(20.17)	0.65	3.14	0.93	13	70
16.66	38.78	0.65	3.29	1.16	19	87
12.62	10.75	0.65	4.15	1.17	14	141

16.66	35.15	0.53	1.35	1.34	5,454	41
12.47	10.38	0.57	1.99	1.39	3,414	55
11.41	(20.10)	0.59	3.02	1.06	919	70
16.67	38.82	0.61	3.21	1.21	1,215	87
12.63	10.87	0.62	4.09	1.21	635	141

See Notes to Financial Statements.	93

Financial Highlights (continued)

GROWTH LEADERS FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:	Net
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss)	Total from investment operations	Net realized gain	asset value, end of period
Class A
10/31/2024	$27.67	$(0.19)	$15.24	$15.05	$–	$42.72
10/31/2023	26.45	(0.15)	1.37	1.22	–	27.67
10/31/2022	52.70	(0.16)	(16.09)	(16.25)	(10.00)	26.45
10/31/2021	42.25	(0.28)	15.10	14.82	(4.37)	52.70
10/31/2020	28.61	(0.19)	16.17	15.98	(2.34)	42.25
Class C
10/31/2024	23.76	(0.40)	13.05	12.65	–	36.41
10/31/2023	22.88	(0.31)	1.19	0.88	–	23.76
10/31/2022	47.22	(0.36)	(13.98)	(14.34)	(10.00)	22.88
10/31/2021	38.53	(0.57)	13.63	13.06	(4.37)	47.22
10/31/2020	26.47	(0.39)	14.79	14.40	(2.34)	38.53
Class F
10/31/2024	28.76	(0.10)	15.85	15.75	–	44.51
10/31/2023	27.42	(0.07)	1.41	1.34	–	28.76
10/31/2022	54.15	(0.08)	(16.65)	(16.73)	(10.00)	27.42
10/31/2021	43.20	(0.17)	15.49	15.32	(4.37)	54.15
10/31/2020	29.14	(0.11)	16.51	16.40	(2.34)	43.20
Class F3
10/31/2024	29.27	(0.07)	16.14	16.07	–	45.34
10/31/2023	27.89	(0.07)	1.45	1.38	–	29.27
10/31/2022	54.88	(0.06)	(16.93)	(16.99)	(10.00)	27.89
10/31/2021	43.70	(0.15)	15.70	15.55	(4.37)	54.88
10/31/2020	29.43	(0.10)	16.71	16.61	(2.34)	43.70
Class I
10/31/2024	29.02	(0.10)	15.99	15.89	–	44.91
10/31/2023	27.67	(0.09)	1.44	1.35	–	29.02
10/31/2022	54.56	(0.08)	(16.81)	(16.89)	(10.00)	27.67
10/31/2021	43.49	(0.17)	15.61	15.44	(4.37)	54.56
10/31/2020	29.32	(0.11)	16.62	16.51	(2.34)	43.49
Class R2
10/31/2024	26.59	(0.31)	14.62	14.31	–	40.90
10/31/2023	25.50	(0.23)	1.32	1.09	–	26.59
10/31/2022	51.32	(0.26)	(15.56)	(15.82)	(10.00)	25.50
10/31/2021	41.38	(0.44)	14.75	14.31	(4.37)	51.32
10/31/2020	28.15	(0.27)	15.84	15.57	(2.34)	41.38
Class R3
10/31/2024	26.62	(0.27)	14.64	14.37	–	40.99
10/31/2023	25.51	(0.22)	1.33	1.11	–	26.62
10/31/2022	51.28	(0.23)	(15.54)	(15.77)	(10.00)	25.51
10/31/2021	41.31	(0.39)	14.73	14.34	(4.37)	51.28
10/31/2020	28.09	(0.26)	15.82	15.56	(2.34)	41.31

94	See Notes to Financial Statements.

	Ratios to Average Net Assets:			Supplemental Data:

Total return(b) (%)	Total expenses after waivers and/or reimburse- ments (%)	Total expenses (%)	Net investment income (loss) (%)	Net assets, end of period (000)	Portfolio turnover rate (%)

54.39	0.90	0.90	(0.51)	$2,178,145	94
4.61	0.91	0.91	(0.55)	1,491,196	120
(38.05)	0.91	0.91	(0.49)	1,569,330	146
37.77	0.89	0.89	(0.61)	2,713,887	140
60.35	0.90	0.90	(0.56)	1,920,930	93

53.24	1.65	1.65	(1.26)	493,628	94
3.85	1.66	1.66	(1.29)	425,713	120
(38.52)	1.66	1.66	(1.24)	543,043	146
36.75	1.64	1.64	(1.36)	1,142,002	140
59.17	1.65	1.65	(1.29)	906,259	93

54.76	0.65	0.75	(0.26)	261,387	94
4.89	0.66	0.76	(0.25)	244,364	120
(37.89)	0.66	0.76	(0.23)	775,269	146
38.13	0.64	0.74	(0.36)	4,331,228	140
60.72	0.65	0.75	(0.31)	2,708,762	93

54.87	0.58	0.58	(0.19)	464,143	94
4.95	0.59	0.59	(0.23)	382,432	120
(37.85)	0.59	0.59	(0.17)	430,492	146
38.23	0.58	0.58	(0.30)	697,858	140
60.84	0.59	0.59	(0.29)	265,851	93

54.76	0.65	0.65	(0.26)	2,918,040	94
4.88	0.66	0.66	(0.30)	2,124,007	120
(37.89)	0.66	0.66	(0.25)	2,087,818	146
38.13	0.64	0.64	(0.36)	1,282,161	140
60.72	0.65	0.65	(0.31)	1,037,283	93

53.82	1.25	1.25	(0.86)	2,021	94
4.27	1.26	1.26	(0.89)	1,452	120
(38.28)	1.26	1.26	(0.84)	2,155	146
37.32	1.24	1.24	(0.96)	3,275	140
59.75	1.25	1.25	(0.84)	1,551	93

53.98	1.15	1.15	(0.76)	21,895	94
4.35	1.16	1.16	(0.81)	15,019	120
(38.20)	1.16	1.16	(0.74)	13,621	146
37.44	1.14	1.14	(0.86)	21,928	140
59.94	1.15	1.15	(0.79)	18,790	93

See Notes to Financial Statements.	95

Financial Highlights (continued)

GROWTH LEADERS FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:	Net asset value, end of period
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss)	Total from investment operations	Net realized gain
Class R4
10/31/2024	$27.69	$(0.19)	$15.24	$15.05	$–	$42.74
10/31/2023	26.46	(0.15)	1.38	1.23	–	27.69
10/31/2022	52.72	(0.16)	(16.10)	(16.26)	(10.00)	26.46
10/31/2021	42.26	(0.28)	15.11	14.83	(4.37)	52.72
10/31/2020	28.62	(0.18)	16.16	15.98	(2.34)	42.26
Class R5
10/31/2024	29.04	(0.10)	16.00	15.90	–	44.94
10/31/2023	27.68	(0.09)	1.45	1.36	–	29.04
10/31/2022	54.58	(0.08)	(16.82)	(16.90)	(10.00)	27.68
10/31/2021	43.51	(0.17)	15.61	15.44	(4.37)	54.58
10/31/2020	29.33	(0.10)	16.62	16.52	(2.34)	43.51
Class R6
10/31/2024	29.27	(0.08)	16.14	16.06	–	45.33
10/31/2023	27.89	(0.07)	1.45	1.38	–	29.27
10/31/2022	54.88	(0.06)	(16.93)	(16.99)	(10.00)	27.89
10/31/2021	43.70	(0.15)	15.70	15.55	(4.37)	54.88
10/31/2020	29.43	(0.08)	16.69	16.61	(2.34)	43.70

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.

96	See Notes to Financial Statements.

	Ratios to Average Net Assets:			Supplemental Data:

Total return(b) (%)	Total expenses after waivers and/or reimburse- ments (%)	Total expenses (%)	Net investment income (loss) (%)	Net assets, end of period (000)	Portfolio turnover rate (%)

54.35	0.90	0.90	(0.51)	$14,316	94
4.65	0.91	0.91	(0.54)	9,595	120
(38.06)	0.91	0.91	(0.49)	10,901	146
37.79	0.89	0.89	(0.61)	18,549	140
60.33	0.90	0.90	(0.55)	12,667	93

54.81	0.65	0.65	(0.26)	11,478	94
4.88	0.66	0.66	(0.30)	9,206	120
(37.91)	0.66	0.66	(0.24)	9,706	146
38.13	0.64	0.64	(0.36)	19,722	140
60.74	0.65	0.65	(0.29)	14,216	93

54.87	0.58	0.58	(0.19)	141,383	94
4.95	0.59	0.59	(0.23)	113,990	120
(37.85)	0.59	0.59	(0.17)	124,498	146
38.23	0.58	0.58	(0.30)	181,524	140
60.84	0.60	0.60	(0.24)	65,478	93

See Notes to Financial Statements.	97

Financial Highlights (continued)

HEALTH CARE FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class A
10/31/2024	$15.39	$(0.10)	$4.50	$4.40	$–	$–	$–
10/31/2023	17.07	(0.07)	(1.61)	(1.68)	–	–	–
10/31/2022	21.96	(0.05)	(3.37)	(3.42)	–	(1.47)	(1.47)
10/31/2021	19.27	(0.10)	5.10	5.00	–	(2.31)	(2.31)
10/31/2020	14.48	(0.06)	4.85	4.79	–	–	–
Class C
10/31/2024	14.86	(0.24)	4.34	4.10	–	–	–
10/31/2023	16.61	(0.20)	(1.55)	(1.75)	–	–	–
10/31/2022	21.56	(0.17)	(3.31)	(3.48)	–	(1.47)	(1.47)
10/31/2021	19.09	(0.25)	5.03	4.78	–	(2.31)	(2.31)
10/31/2020	14.45	(0.19)	4.83	4.64	–	–	–
Class F
10/31/2024	15.56	(0.06)	4.55	4.49	–	–	–
10/31/2023	17.22	(0.03)	(1.63)	(1.66)	–	–	–
10/31/2022	22.08	– (c)	(3.39)	(3.39)	–	(1.47)	(1.47)
10/31/2021	19.32	(0.05)	5.12	5.07	–	(2.31)	(2.31)
10/31/2020	14.49	– (c)	4.83	4.83	– (c)	–	–
Class F3
10/31/2024	15.56	(0.02)	4.54	4.52	–	–	–
10/31/2023	17.23	– (c)	(1.62)	(1.62)	(0.05)	–	(0.05)
10/31/2022	22.07	0.02	(3.39)	(3.37)	–	(1.47)	(1.47)
10/31/2021	19.33	(0.04)	5.11	5.07	(0.02)	(2.31)	(2.33)
10/31/2020	14.49	0.02	4.83	4.85	(0.01)	–	(0.01)
Class I
10/31/2024	15.53	(0.06)	4.55	4.49	–	–	–
10/31/2023	17.21	(0.03)	(1.63)	(1.66)	(0.02)	–	(0.02)
10/31/2022	22.07	– (c)	(3.39)	(3.39)	–	(1.47)	(1.47)
10/31/2021	19.32	(0.05)	5.11	5.06	–	(2.31)	(2.31)
10/31/2020	14.49	– (c)	4.84	4.84	(0.01)	–	(0.01)
Class R3
10/31/2024	15.21	(0.15)	4.45	4.30	–	–	–
10/31/2023	16.91	(0.11)	(1.59)	(1.70)	–	–	–
10/31/2022	21.82	(0.09)	(3.35)	(3.44)	–	(1.47)	(1.47)
10/31/2021	19.21	(0.15)	5.07	4.92	–	(2.31)	(2.31)
10/31/2020	14.47	(0.10)	4.84	4.74	–	–	–

98	See Notes to Financial Statements.

		Ratios to Average Net Assets:			Supplemental Data:

Net asset value, end of period	Total return(b) (%)	Total expenses after waivers and/or reim- bursements (%)	Total expenses (%)	Net invest- ment income (loss) (%)	Net assets, end of period (000)	Portfolio turnover rate (%)

$19.79	28.51	1.03	3.34	(0.55)	$4,526	88
15.39	(9.78)	1.03	3.53	(0.42)	3,853	74
17.07	(16.29)	1.03	4.11	(0.26)	3,177	49
21.96	28.56	1.03	3.90	(0.50)	3,507	59
19.27	33.08	1.03	6.30	(0.34)	2,022	114

18.96	27.51	1.78	4.09	(1.30)	1,227	88
14.86	(10.48)	1.78	4.26	(1.19)	930	74
16.61	(16.91)	1.78	4.85	(1.02)	607	49
21.56	27.57	1.78	4.62	(1.25)	786	59
19.09	32.11	1.78	7.05	(1.11)	328	114

20.05	28.84	0.78	3.18	(0.30)	191	88
15.56	(9.58)	0.78	3.41	(0.15)	173	74
17.22	(16.05)	0.78	3.97	0.01	373	49
22.08	28.88	0.78	3.63	(0.23)	587	59
19.32	33.34	0.78	5.73	– (d)	109	114

20.08	29.05	0.60	3.04	(0.13)	37	88
15.56	(9.45)	0.62	3.11	(0.01)	28	74
17.23	(15.96)	0.68	3.69	0.09	31	49
22.07	28.91	0.71	3.55	(0.18)	40	59
19.33	33.49	0.70	5.37	0.11	35	114

20.02	28.83	0.78	3.10	(0.30)	43	88
15.53	(9.58)	0.78	3.26	(0.18)	49	74
17.21	(16.06)	0.78	3.85	(0.03)	15	49
22.07	28.82	0.78	3.66	(0.25)	20	59
19.32	33.40	0.78	5.53	0.02	17	114

19.51	28.19	1.28	3.60	(0.80)	30	88
15.21	(9.99)	1.28	3.75	(0.65)	24	74
16.91	(16.50)	1.28	4.35	(0.52)	11	49
21.82	28.19	1.28	4.17	(0.75)	15	59
19.21	32.76	1.28	6.53	(0.57)	13	114

See Notes to Financial Statements.	99

Financial Highlights (continued)

HEALTH CARE FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class R4
10/31/2024	$15.39	$(0.10)	$4.49	$4.39	$–	$–	$–
10/31/2023	17.07	(0.07)	(1.61)	(1.68)	–	–	–
10/31/2022	21.95	(0.04)	(3.37)	(3.41)	–	(1.47)	(1.47)
10/31/2021	19.27	(0.10)	5.09	4.99	–	(2.31)	(2.31)
10/31/2020	14.48	(0.05)	4.84	4.79	–	–	–
Class R5
10/31/2024	15.53	(0.06)	4.54	4.48	–	–	–
10/31/2023	17.21	(0.03)	(1.63)	(1.66)	(0.02)	–	(0.02)
10/31/2022	22.07	– (c)	(3.39)	(3.39)	–	(1.47)	(1.47)
10/31/2021	19.32	(0.05)	5.12	5.07	(0.01)	(2.31)	(2.32)
10/31/2020	14.49	(0.01)	4.85	4.84	(0.01)	–	(0.01)
Class R6
10/31/2024	15.56	(0.02)	4.55	4.53	–	–	–
10/31/2023	17.24	– (c)	(1.63)	(1.63)	(0.05)	–	(0.05)
10/31/2022	22.08	0.01	(3.38)	(3.37)	–	(1.47)	(1.47)
10/31/2021	19.34	(0.04)	5.11	5.07	(0.02)	(2.31)	(2.33)
10/31/2020	14.49	0.01	4.85	4.86	(0.01)	–	(0.01)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Amount is less than $0.01.
(d)	Amount is less than 0.01%.

100	See Notes to Financial Statements.

		Ratios to Average Net Assets:			Supplemental Data:

Net asset value, end of period	Total return(b) (%)	Total expenses after waivers and/or reim- bursements (%)	Total expenses (%)	Net invest- ment income (loss) (%)	Net assets, end of period (000)	Portfolio turnover rate (%)

$19.78	28.53	1.03	3.31	(0.53)	$13	88
15.39	(9.84)	1.03	3.53	(0.41)	10	74
17.07	(16.25)	1.03	4.10	(0.26)	11	49
21.95	28.50	1.03	3.92	(0.50)	15	59
19.27	33.08	1.03	6.27	(0.31)	13	114

20.01	28.83	0.78	3.08	(0.31)	13	88
15.53	(9.58)	0.78	3.28	(0.15)	10	74
17.21	(16.06)	0.78	3.84	(0.01)	11	49
22.07	28.86	0.78	3.67	(0.24)	15	59
19.32	33.39	0.78	6.02	(0.06)	13	114

20.09	29.03	0.60	3.03	(0.11)	2,485	88
15.56	(9.44)	0.62	3.11	(0.01)	1,885	74
17.24	(15.95)	0.68	3.68	0.08	2,198	49
22.08	28.89	0.70	3.48	(0.17)	2,851	59
19.34	33.56	0.70	5.83	0.07	1,188	114

See Notes to Financial Statements.	101

Financial Highlights (continued)

INTERNATIONAL EQUITY FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class A
10/31/2024	$12.37	$0.20	$3.11	$3.31	$(0.24)	$–	$(0.24)
10/31/2023	11.61	0.22	0.79	1.01	(0.25)	–	(0.25)
10/31/2022	17.67	0.26	(4.35)	(4.09)	(0.22)	(1.75)	(1.97)
10/31/2021	13.41	0.17	4.27	4.44	(0.18)	–	(0.18)
10/31/2020	13.19	0.12	0.30	0.42	(0.20)	–	(0.20)
Class C
10/31/2024	12.31	0.09	3.11	3.20	(0.06)	–	(0.06)
10/31/2023	11.53	0.08	0.83	0.91	(0.13)	–	(0.13)
10/31/2022	17.54	0.15	(4.34)	(4.19)	(0.07)	(1.75)	(1.82)
10/31/2021	13.31	0.05	4.22	4.27	(0.04)	–	(0.04)
10/31/2020	13.08	0.02	0.30	0.32	(0.09)	–	(0.09)
Class F
10/31/2024	12.33	0.22	3.10	3.32	(0.26)	–	(0.26)
10/31/2023	11.57	0.22	0.81	1.03	(0.27)	–	(0.27)
10/31/2022	17.61	0.25	(4.29)	(4.04)	(0.25)	(1.75)	(2.00)
10/31/2021	13.36	0.22	4.22	4.44	(0.19)	–	(0.19)
10/31/2020	13.13	0.10	0.35	0.45	(0.22)	–	(0.22)
Class F3
10/31/2024	12.58	0.25	3.17	3.42	(0.28)	–	(0.28)
10/31/2023	11.80	0.28	0.79	1.07	(0.29)	–	(0.29)
10/31/2022	17.92	0.33	(4.44)	(4.11)	(0.26)	(1.75)	(2.01)
10/31/2021	13.59	0.23	4.32	4.55	(0.22)	–	(0.22)
10/31/2020	13.36	0.16	0.30	0.46	(0.23)	–	(0.23)
Class I
10/31/2024	12.54	0.24	3.15	3.39	(0.27)	–	(0.27)
10/31/2023	11.77	0.26	0.80	1.06	(0.29)	–	(0.29)
10/31/2022	17.88	0.31	(4.41)	(4.10)	(0.26)	(1.75)	(2.01)
10/31/2021	13.56	0.21	4.32	4.53	(0.21)	–	(0.21)
10/31/2020	13.33	0.16	0.30	0.46	(0.23)	–	(0.23)
Class P
10/31/2024	12.40	0.18	3.11	3.29	(0.21)	–	(0.21)
10/31/2023	11.63	0.19	0.81	1.00	(0.23)	–	(0.23)
10/31/2022	17.69	0.24	(4.37)	(4.13)	(0.18)	(1.75)	(1.93)
10/31/2021	13.42	0.09	4.31	4.40	(0.13)	–	(0.13)
10/31/2020	13.20	0.09	0.30	0.39	(0.17)	–	(0.17)
Class R2
10/31/2024	12.37	0.15	3.12	3.27	(0.20)	–	(0.20)
10/31/2023	11.62	0.17	0.79	0.96	(0.21)	–	(0.21)
10/31/2022	17.67	0.22	(4.37)	(4.15)	(0.15)	(1.75)	(1.90)
10/31/2021	13.39	0.12	4.25	4.37	(0.09)	–	(0.09)
10/31/2020	13.17	0.06	0.32	0.38	(0.16)	–	(0.16)

102	See Notes to Financial Statements.

		Ratios to Average Net Assets:			Supplemental Data:

Net asset value, end of period	Total return(b) (%)	Total expenses after waivers and/or reim- bursements (%)	Total expenses (%)	Net invest- ment income (loss) (%)	Net assets, end of period (000)	Portfolio turnover rate (%)

$15.44	27.03	0.94	0.97	1.38	$153,922	89
12.37	8.72	0.95	0.99	1.65	132,735	106
11.61	(25.75)	1.17	1.22	1.89	131,097	87
17.67	33.15	1.17	1.19	1.04	193,680	58
13.41	3.23	1.17	1.21	0.90	154,161	77

15.45	26.10	1.69	1.72	0.61	1,222	89
12.31	7.82	1.72	1.76	0.63	1,414	106
11.53	(26.26)	1.92	1.97	1.09	4,161	87
17.54	32.20	1.92	1.94	0.28	7,622	58
13.31	2.27	1.92	2.00	0.17	6,676	77

15.39	27.19	0.79	0.82	1.53	4,256	89
12.33	8.89	0.80	0.84	1.68	3,894	106
11.57	(25.57)	0.96	1.06	1.76	7,986	87
17.61	33.43	0.96	1.04	1.30	24,909	58
13.36	3.39	0.96	1.03	0.77	10,435	77

15.72	27.48	0.61	0.64	1.68	15,859	89
12.58	9.07	0.61	0.65	2.08	11,841	106
11.80	(25.50)	0.84	0.89	2.39	5,987	87
17.92	33.57	0.84	0.86	1.38	5,928	58
13.59	3.53	0.84	0.86	1.23	4,489	77

15.66	27.38	0.69	0.72	1.63	147,149	89
12.54	8.98	0.69	0.73	1.94	136,201	106
11.77	(25.51)	0.86	0.97	2.23	121,926	87
17.88	33.55	0.86	0.94	1.24	170,044	58
13.56	3.52	0.86	0.94	1.20	179,796	77

15.48	26.81	1.11	1.14	1.22	13	89
12.40	8.57	1.14	1.18	1.44	10	106
11.63	(25.89)	1.37	1.39	1.71	9	87
17.69	32.90	1.37	1.39	0.53	13	58
13.42	2.96	1.37	1.40	0.72	38	77

15.44	26.64	1.29	1.32	1.04	225	89
12.37	8.27	1.30	1.34	1.30	169	106
11.62	(25.98)	1.52	1.58	1.60	143	87
17.67	32.70	1.52	1.54	0.70	178	58
13.39	2.86	1.52	1.54	0.46	137	77

See Notes to Financial Statements.	103

Financial Highlights (continued)

INTERNATIONAL EQUITY FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class R3
10/31/2024	$12.15	$0.17	$3.04	$3.21	$(0.20)	$–	$(0.20)
10/31/2023	11.40	0.19	0.78	0.97	(0.22)	–	(0.22)
10/31/2022	17.38	0.22	(4.28)	(4.06)	(0.17)	(1.75)	(1.92)
10/31/2021	13.20	0.13	4.18	4.31	(0.13)	–	(0.13)
10/31/2020	12.98	0.08	0.30	0.38	(0.16)	–	(0.16)
Class R4
10/31/2024	12.30	0.20	3.09	3.29	(0.24)	–	(0.24)
10/31/2023	11.55	0.22	0.79	1.01	(0.26)	–	(0.26)
10/31/2022	17.58	0.26	(4.33)	(4.07)	(0.21)	(1.75)	(1.96)
10/31/2021	13.35	0.18	4.23	4.41	(0.18)	–	(0.18)
10/31/2020	13.14	0.11	0.30	0.41	(0.20)	–	(0.20)
Class R5
10/31/2024	12.45	0.29	3.07	3.36	(0.27)	–	(0.27)
10/31/2023	11.69	0.25	0.80	1.05	(0.29)	–	(0.29)
10/31/2022	17.78	0.21	(4.29)	(4.08)	(0.26)	(1.75)	(2.01)
10/31/2021	13.50	0.22	4.27	4.49	(0.21)	–	(0.21)
10/31/2020	13.27	0.15	0.31	0.46	(0.23)	–	(0.23)
Class R6
10/31/2024	12.57	0.26	3.16	3.42	(0.28)	–	(0.28)
10/31/2023	11.79	0.26	0.81	1.07	(0.29)	–	(0.29)
10/31/2022	17.91	0.31	(4.42)	(4.11)	(0.26)	(1.75)	(2.01)
10/31/2021	13.58	0.23	4.32	4.55	(0.22)	–	(0.22)
10/31/2020	13.35	0.16	0.30	0.46	(0.23)	–	(0.23)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.

104	See Notes to Financial Statements.

		Ratios to Average Net Assets:			Supplemental Data:

Net asset value, end of period	Total return(b) (%)	Total expenses after waivers and/or reim- bursements (%)	Total expenses (%)	Net invest- ment income (loss) (%)	Net assets, end of period (000)	Portfolio turnover rate (%)

$15.16	26.68	1.19	1.22	1.19	$5,714	89
12.15	8.42	1.19	1.23	1.44	4,530	106
11.40	(25.88)	1.42	1.47	1.63	4,203	87
17.38	32.81	1.42	1.44	0.80	6,114	58
13.20	2.92	1.42	1.46	0.67	5,354	77

15.35	27.01	0.94	0.97	1.36	2,220	89
12.30	8.70	0.95	0.99	1.68	1,359	106
11.55	(25.71)	1.17	1.23	1.93	1,306	87
17.58	33.11	1.17	1.19	1.06	1,685	58
13.35	3.17	1.17	1.20	0.90	1,165	77

15.54	27.33	0.71	0.73	1.87	242	89
12.45	8.96	0.69	0.73	1.93	14	106
11.69	(25.56)	0.92	0.96	1.42	14	87
17.78	33.50	0.92	0.94	1.30	81	58
13.50	3.39	0.92	0.94	1.18	64	77

15.71	27.50	0.61	0.64	1.71	4,616	89
12.57	9.08	0.62	0.66	1.99	3,263	106
11.79	(25.51)	0.84	0.88	2.21	2,639	87
17.91	33.60	0.84	0.86	1.36	4,180	58
13.58	3.53	0.84	0.86	1.23	2,143	77

See Notes to Financial Statements.	105

Financial Highlights (continued)

INTERNATIONAL OPPORTUNITIES FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net asset value, end of period	Total return(b) (%)
Class A
10/31/2024	$15.94	$0.32	$2.97	$3.29	$(0.27)	$18.96	20.77
10/31/2023	14.80	0.24	1.17	1.41	(0.27)	15.94	9.54
10/31/2022	21.36	0.19	(6.27)	(6.08)	(0.48)	14.80	(29.03)
10/31/2021	15.69	0.20	5.47	5.67	–	21.36	36.14
10/31/2020	16.02	0.06	(0.18)	(0.12)	(0.21)	15.69	(0.84)
Class C
10/31/2024	14.60	0.16	2.73	2.89	(0.12)	17.37	19.82
10/31/2023	13.54	0.09	1.10	1.19	(0.13)	14.60	8.76
10/31/2022	19.57	0.05	(5.76)	(5.71)	(0.32)	13.54	(29.58)
10/31/2021	14.47	0.04	5.06	5.10	–	19.57	35.25
10/31/2020	14.78	(0.05)	(0.19)	(0.24)	(0.07)	14.47	(1.63)
Class F
10/31/2024	15.81	0.35	2.94	3.29	(0.29)	18.81	20.92
10/31/2023	14.67	0.19	1.23	1.42	(0.28)	15.81	9.70
10/31/2022	21.19	0.22	(6.23)	(6.01)	(0.51)	14.67	(28.93)
10/31/2021	15.53	0.23	5.43	5.66	–	21.19	36.38
10/31/2020	15.86	0.07	(0.17)	(0.10)	(0.23)	15.53	(0.72)
Class F3
10/31/2024	16.62	0.39	3.10	3.49	(0.32)	19.79	21.13
10/31/2023	15.41	0.30	1.23	1.53	(0.32)	16.62	9.94
10/31/2022	22.22	0.27	(6.54)	(6.27)	(0.54)	15.41	(28.83)
10/31/2021	16.26	0.29	5.67	5.96	–	22.22	36.65
10/31/2020	16.59	0.12	(0.20)	(0.08)	(0.25)	16.26	(0.54)
Class I
10/31/2024	16.50	0.38	3.07	3.45	(0.32)	19.63	21.02
10/31/2023	15.31	0.29	1.22	1.51	(0.32)	16.50	9.85
10/31/2022	22.08	0.24	(6.48)	(6.24)	(0.53)	15.31	(28.85)
10/31/2021	16.17	0.26	5.65	5.91	–	22.08	36.55
10/31/2020	16.51	0.10	(0.19)	(0.09)	(0.25)	16.17	(0.62)
Class P
10/31/2024	16.37	0.29	3.06	3.35	(0.13)	19.59	20.49
10/31/2023	15.18	0.19	1.23	1.42	(0.23)	16.37	9.37
10/31/2022	21.89	0.17	(6.45)	(6.28)	(0.43)	15.18	(29.19)
10/31/2021	16.10	0.17	5.62	5.79	–	21.89	35.96
10/31/2020	16.43	0.05	(0.22)	(0.17)	(0.16)	16.10	(1.08)
Class R2
10/31/2024	15.59	0.24	2.92	3.16	(0.19)	18.56	20.35
10/31/2023	14.48	0.15	1.18	1.33	(0.22)	15.59	9.17
10/31/2022	20.89	0.13	(6.15)	(6.02)	(0.39)	14.48	(29.28)
10/31/2021	15.39	0.12	5.38	5.50	–	20.89	35.74
10/31/2020	15.72	0.01	(0.20)	(0.19)	(0.14)	15.39	(1.24)

106	See Notes to Financial Statements.

Ratios to Average Net Assets:			Supplemental Data:

Total expenses after waivers and/or reim- bursements (%)	Total expenses (%)	Net invest- ment income (loss) (%)	Net assets, end of period (000)	Portfolio turnover rate (%)

1.24	1.25	1.71	$92,403	50
1.22	1.25	1.38	85,371	39
1.22	1.26	1.10	84,505	70
1.19	1.21	1.00	130,088	74
1.21	1.24	0.41	96,338	55

1.99	2.00	0.96	3,397	50
1.98	2.01	0.56	4,729	39
1.97	2.00	0.30	7,226	70
1.95	1.96	0.22	14,488	74
1.97	1.99	(0.38)	12,840	55

1.09	1.10	1.89	2,545	50
1.08	1.11	1.16	3,683	39
1.07	1.10	1.22	13,570	70
1.05	1.06	1.13	54,601	74
1.07	1.09	0.44	43,222	55

0.91	0.92	2.04	30,426	50
0.89	0.92	1.68	27,245	39
0.89	0.93	1.47	25,732	70
0.86	0.88	1.36	30,504	74
0.89	0.91	0.75	17,579	55

0.99	1.00	1.96	154,096	50
0.97	1.00	1.64	143,466	39
0.97	1.01	1.34	153,655	70
0.95	0.96	1.24	193,183	74
0.97	0.99	0.66	146,416	55

1.44	1.45	1.51	27	50
1.43	1.46	1.09	21	39
1.42	1.46	0.93	113	70
1.39	1.41	0.80	140	74
1.41	1.43	0.30	119	55

1.59	1.60	1.34	1,571	50
1.57	1.60	0.93	1,402	39
1.57	1.61	0.72	1,913	70
1.55	1.56	0.63	2,771	74
1.57	1.59	0.06	2,522	55

See Notes to Financial Statements.	107

Financial Highlights (continued)

INTERNATIONAL OPPORTUNITIES FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net asset value, end of period	Total return(b) (%)
Class R3
10/31/2024	$15.59	$0.27	$2.91	$3.18	$(0.24)	$18.53	20.45
10/31/2023	14.47	0.19	1.16	1.35	(0.23)	15.59	9.30
10/31/2022	20.82	0.15	(6.15)	(6.00)	(0.35)	14.47	(29.24)
10/31/2021	15.32	0.10	5.40	5.50	–	20.82	35.90
10/31/2020	15.64	0.02	(0.19)	(0.17)	(0.15)	15.32	(1.17)
Class R4
10/31/2024	15.86	0.32	2.95	3.27	(0.28)	18.85	20.73
10/31/2023	14.72	0.24	1.17	1.41	(0.27)	15.86	9.54
10/31/2022	21.26	0.19	(6.25)	(6.06)	(0.48)	14.72	(29.02)
10/31/2021	15.61	0.18	5.47	5.65	–	21.26	36.19
10/31/2020	15.95	0.07	(0.19)	(0.12)	(0.22)	15.61	(0.90)
Class R5
10/31/2024	16.49	0.38	3.07	3.45	(0.32)	19.62	21.03
10/31/2023	15.30	0.29	1.22	1.51	(0.32)	16.49	9.85
10/31/2022	22.07	0.24	(6.48)	(6.24)	(0.53)	15.30	(28.88)
10/31/2021	16.17	0.14	5.76	5.90	–	22.07	36.49
10/31/2020	16.50	0.08	(0.16)	(0.08)	(0.25)	16.17	(0.56)
Class R6
10/31/2024	16.62	0.40	3.09	3.49	(0.32)	19.79	21.13
10/31/2023	15.41	0.30	1.23	1.53	(0.32)	16.62	9.94
10/31/2022	22.22	0.26	(6.53)	(6.27)	(0.54)	15.41	(28.83)
10/31/2021	16.26	0.24	5.72	5.96	–	22.22	36.65
10/31/2020	16.59	0.11	(0.19)	(0.08)	(0.25)	16.26	(0.54)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.

108	See Notes to Financial Statements.

Ratios to Average Net Assets:			Supplemental Data:

Total expenses after waivers and/or reim- bursements (%)	Total expenses (%)	Net invest- ment income (loss) (%)	Net assets, end of period (000)	Portfolio turnover rate (%)

1.49	1.50	1.49	$4,706	50
1.47	1.50	1.16	4,508	39
1.47	1.51	0.84	4,129	70
1.45	1.47	0.51	6,838	74
1.46	1.49	0.10	15,313	55

1.24	1.25	1.72	2,683	50
1.22	1.25	1.39	2,278	39
1.22	1.26	1.10	1,935	70
1.20	1.22	0.91	2,869	74
1.21	1.24	0.44	4,889	55

0.99	1.00	1.98	2,105	50
0.97	1.00	1.62	2,009	39
0.97	1.00	1.33	1,877	70
0.95	0.97	0.70	3,283	74
0.96	0.99	0.47	15,842	55

0.91	0.92	2.05	17,454	50
0.89	0.92	1.70	16,179	39
0.89	0.93	1.42	15,946	70
0.87	0.89	1.14	25,184	74
0.89	0.91	0.72	31,986	55

See Notes to Financial Statements.	109

Financial Highlights (continued)

INTERNATIONAL VALUE FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss)	Total from investment operations	Net investment income	Net asset value, end of period
Class A
10/31/2024	$6.81	$0.26	$1.27	$1.53	$(0.29)	$8.05
10/31/2023	6.14	0.19	0.68	0.87	(0.20)	6.81
10/31/2022	8.00	0.26	(1.79)	(1.53)	(0.33)	6.14
10/31/2021	6.03	0.21	1.98	2.19	(0.22)	8.00
10/31/2020	6.98	0.12	(0.94)	(0.82)	(0.13)	6.03
Class C
10/31/2024	6.76	0.20	1.26	1.46	(0.22)	8.00
10/31/2023	6.09	0.13	0.68	0.81	(0.14)	6.76
10/31/2022	7.93	0.22	(1.79)	(1.57)	(0.27)	6.09
10/31/2021	5.98	0.15	1.96	2.11	(0.16)	7.93
10/31/2020	6.92	0.07	(0.94)	(0.87)	(0.07)	5.98
Class F
10/31/2024	6.87	0.28	1.27	1.55	(0.30)	8.12
10/31/2023	6.18	0.19	0.70	0.89	(0.20)	6.87
10/31/2022	8.04	0.31	(1.83)	(1.52)	(0.34)	6.18
10/31/2021	6.06	0.23	1.98	2.21	(0.23)	8.04
10/31/2020	7.01	0.13	(0.94)	(0.81)	(0.14)	6.06
Class F3
10/31/2024	6.87	0.29	1.28	1.57	(0.30)	8.14
10/31/2023	6.19	0.22	0.68	0.90	(0.22)	6.87
10/31/2022	8.06	0.28	(1.80)	(1.52)	(0.35)	6.19
10/31/2021	6.07	0.24	1.99	2.23	(0.24)	8.06
10/31/2020	7.02	0.14	(0.95)	(0.81)	(0.14)	6.07
Class I
10/31/2024	6.87	0.29	1.27	1.56	(0.30)	8.13
10/31/2023	6.19	0.22	0.68	0.90	(0.22)	6.87
10/31/2022	8.06	0.32	(1.84)	(1.52)	(0.35)	6.19
10/31/2021	6.07	0.25	1.98	2.23	(0.24)	8.06
10/31/2020	7.03	0.15	(0.97)	(0.82)	(0.14)	6.07
Class R2
10/31/2024	6.99	0.24	1.30	1.54	(0.26)	8.27
10/31/2023	6.30	0.18	0.70	0.88	(0.19)	6.99
10/31/2022	8.21	0.21	(1.81)	(1.60)	(0.31)	6.30
10/31/2021	6.18	0.19	2.03	2.22	(0.19)	8.21
10/31/2020	7.14	0.07	(0.96)	(0.89)	(0.07)	6.18
Class R3
10/31/2024	6.89	0.24	1.28	1.52	(0.26)	8.15
10/31/2023	6.22	0.18	0.68	0.86	(0.19)	6.89
10/31/2022	8.09	0.24	(1.80)	(1.56)	(0.31)	6.22
10/31/2021	6.10	0.20	1.99	2.19	(0.20)	8.09
10/31/2020	7.05	0.11	(0.95)	(0.84)	(0.11)	6.10

110	See Notes to Financial Statements.

	Ratios to Average Net Assets:			Supplemental Data:

Total return(b) (%)	Total expenses after waivers and/or reim- bursements (%)	Total expenses (%)	Net investment income (loss) (%)	Net assets, end of period (000)	Portfolio turnover rate (%)

22.53	0.97	0.99	3.35	$209,747	54
14.09	0.98	1.02	2.72	190,585	46
(19.56)	1.12	1.18	3.66	181,412	67
36.44	1.12	1.14	2.73	242,422	61
(11.89)	1.12	1.18	1.91	186,426	71

21.74	1.72	1.74	2.62	1,787	54
13.22	1.74	1.78	1.91	2,733	46
(20.19)	1.87	1.93	3.00	5,037	67
35.37	1.87	1.89	1.88	10,707	61
(12.58)	1.87	1.93	1.09	13,027	71

22.65	0.82	0.84	3.49	4,933	54
14.33	0.83	0.89	2.71	4,786	46
(19.45)	0.92	1.02	4.11	9,803	67
36.78	0.92	0.99	2.93	29,094	61
(11.69)	0.92	1.03	2.06	23,560	71

23.07	0.64	0.66	3.65	34,183	54
14.42	0.65	0.69	3.07	28,831	46
(19.32)	0.80	0.87	3.92	22,938	67
36.87	0.79	0.83	3.06	25,103	61
(11.57)	0.80	0.85	2.24	18,311	71

22.92	0.72	0.74	3.60	148,827	54
14.42	0.73	0.77	3.00	125,953	46
(19.33)	0.82	0.91	4.23	117,542	67
36.86	0.82	0.89	3.14	334,988	61
(11.71)	0.82	0.93	2.26	197,616	71

22.09	1.31	1.33	3.02	59	54
13.83	1.32	1.36	2.47	54	46
(19.92)	1.47	1.55	2.95	44	67
36.04	1.47	1.49	2.37	27	61
(12.47)	1.47	1.55	0.99	20	71

22.23	1.22	1.24	2.99	5,052	54
13.76	1.23	1.27	2.47	6,211	46
(19.67)	1.37	1.43	3.36	6,003	67
36.00	1.37	1.39	2.50	6,840	61
(12.00)	1.37	1.43	1.69	5,394	71

See Notes to Financial Statements.	111

Financial Highlights (continued)

INTERNATIONAL VALUE FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss)	Total from investment operations	Net investment income	Net asset value, end of period
Class R4
10/31/2024	$6.79	$0.26	$1.27	$1.53	$(0.29)	$8.03
10/31/2023	6.12	0.21	0.66	0.87	(0.20)	6.79
10/31/2022	7.98	0.27	(1.80)	(1.53)	(0.33)	6.12
10/31/2021	6.01	0.24	1.95	2.19	(0.22)	7.98
10/31/2020	6.97	0.13	(0.96)	(0.83)	(0.13)	6.01
Class R5
10/31/2024	6.84	0.29	1.26	1.55	(0.30)	8.09
10/31/2023	6.16	0.21	0.69	0.90	(0.22)	6.84
10/31/2022	8.03	0.27	(1.79)	(1.52)	(0.35)	6.16
10/31/2021	6.05	0.24	1.98	2.22	(0.24)	8.03
10/31/2020	7.01	0.14	(0.96)	(0.82)	(0.14)	6.05
Class R6
10/31/2024	6.87	0.29	1.28	1.57	(0.30)	8.14
10/31/2023	6.19	0.22	0.68	0.90	(0.22)	6.87
10/31/2022	8.06	0.29	(1.81)	(1.52)	(0.35)	6.19
10/31/2021	6.07	0.24	1.99	2.23	(0.24)	8.06
10/31/2020	7.02	0.14	(0.95)	(0.81)	(0.14)	6.07

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.

112	See Notes to Financial Statements.

	Ratios to Average Net Assets:			Supplemental Data:

Total return(b) (%)	Total expenses after waivers and/or reim- bursements (%)	Total expenses (%)	Net investment income (loss) (%)	Net assets, end of period (000)	Portfolio turnover rate (%)

22.61	0.97	0.99	3.29	$164	54
14.11	0.98	1.02	2.88	107	46
(19.62)	1.12	1.18	3.70	109	67
36.35	1.12	1.14	2.98	153	61
(11.90)	1.12	1.17	2.05	36	71

22.88	0.69	0.71	3.63	12	54
14.49	0.73	0.77	2.94	10	46
(19.40)	0.87	0.93	3.69	14	67
36.82	0.87	0.88	3.09	15	61
(11.74)	0.87	0.91	2.20	9	71

23.07	0.64	0.66	3.69	1,714	54
14.43	0.65	0.69	3.01	1,608	46
(19.32)	0.80	0.87	3.97	1,374	67
36.87	0.79	0.83	3.06	1,375	61
(11.57)	0.80	0.85	2.17	952	71

See Notes to Financial Statements.	113

Financial Highlights (continued)

MICRO CAP GROWTH FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss)	Total from investment operations	Net realized gain	Net asset value, end of period
Class A
10/31/2024	$11.05	$(0.17)	$5.63	$5.46	$–	$16.51
10/31/2023	13.86	(0.16)	(2.65)	(2.81)	–	11.05
10/31/2022	19.36	(0.13)	(5.37)	(5.50)	–	13.86
10/31/2021	17.51	(0.25)	7.18	6.93	(5.08)	19.36
10/31/2020	13.83	(0.18)	6.23	6.05	(2.37)	17.51
Class C
10/31/2024	13.21	(0.33)	6.71	6.38	–	19.59
10/31/2023	16.70	(0.31)	(3.18)	(3.49)	–	13.21
10/31/2022	23.49	(0.30)	(6.49)	(6.79)	–	16.70
10/31/2021	20.44	(0.49)	8.62	8.13	(5.08)	23.49
8/28/2020 to 10/31/2020(c)	20.16	(0.07)	0.35	0.28	–	20.44
Class F
10/31/2024	13.64	(0.16)	6.95	6.79	–	20.43
10/31/2023	17.07	(0.15)	(3.28)	(3.43)	–	13.64
10/31/2022	23.77	(0.12)	(6.58)	(6.70)	–	17.07
10/31/2021	20.47	(0.25)	8.63	8.38	(5.08)	23.77
8/28/2020 to 10/31/2020(c)	20.16	(0.04)	0.35	0.31	–	20.47
Class I
10/31/2024	13.64	(0.17)	6.96	6.79	–	20.43
10/31/2023	17.07	(0.15)	(3.28)	(3.43)	–	13.64
10/31/2022	23.77	(0.12)	(6.58)	(6.70)	–	17.07
10/31/2021	20.47	(0.24)	8.62	8.38	(5.08)	23.77
10/31/2020	15.77	(0.19)	7.26	7.07	(2.37)	20.47

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Commenced on August 28, 2020.
(d)	Not annualized.
(e)	Annualized.

114	See Notes to Financial Statements.

	Ratios to Average Net Assets:						Supplemental Data:

Total return(b) (%)	Total expenses after waivers and/or reim- bursements (%)		Total expenses (%)		Net investment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

49.41	1.37		1.38		(1.19)		$26,848	122
(20.27)	1.36		1.37		(1.16)		24,056	121
(28.41)	1.40		1.41		(0.91)		36,107	87
47.12	1.36		1.37		(1.29)		61,063	102
51.19	1.56		1.56		(1.32)		11,747	115

48.30	2.12		2.13		(1.94)		5,353	122
(20.90)	2.12		2.13		(1.91)		4,641	121
(28.91)	2.15		2.16		(1.66)		6,827	87
46.03	2.12		2.13		(2.05)		13,532	102

1.29 (d)	2.03	(e)	2.05	(e)	(1.91	)(e)	849	115	(d)

49.78	1.12		1.23		(0.93)		7,057	122
(20.09)	1.12		1.23		(0.90)		11,019	121
(28.19)	1.15		1.25		(0.63)		41,545	87
47.39	1.12		1.22		(1.05)		167,300	102

1.49 (d)	1.10	(e)	1.20	(e)	(0.97	)(e)	12,089	115	(d)

49.78	1.12		1.13		(0.94)		155,430	122
(20.09)	1.11		1.12		(0.91)		123,214	121
(28.19)	1.15		1.16		(0.68)		149,122	87
47.39	1.11		1.12		(1.03)		155,420	102
51.47	1.44		1.45		(1.19)		90,725	115

See Notes to Financial Statements.	115

Financial Highlights (continued)

VALUE OPPORTUNITIES FUND

		Per Share Operating Performance:
		Investment Operations:				Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain (loss)		Total from invest- ment opera- tions	Net investment income		Net realized gain	Total distri- butions
Class A
10/31/2024	$15.52	$0.02	$4.85		$4.87	$(0.02)		$(0.24)	$(0.26)
10/31/2023	16.91	0.05	0.01		0.06	(0.11)		(1.34)	(1.45)
10/31/2022	23.70	0.10	(4.01)		(3.91)	–		(2.88)	(2.88)
10/31/2021	16.98	0.01	7.76		7.77	(0.05)		(1.00)	(1.05)
10/31/2020	18.62	0.05	0.39		0.44	(0.07)		(2.01)	(2.08)
Class C
10/31/2024	12.36	(0.09)	3.85		3.76	–		(0.24)	(0.24)
10/31/2023	13.75	(0.05)	–	(c)	(0.05)	–		(1.34)	(1.34)
10/31/2022	19.92	(0.03)	(3.26)		(3.29)	–		(2.88)	(2.88)
10/31/2021	14.47	(0.13)	6.58		6.45	–		(1.00)	(1.00)
10/31/2020	16.22	(0.06)	0.32		0.26	–		(2.01)	(2.01)
Class F
10/31/2024	16.06	0.05	5.02		5.07	(0.04)		(0.24)	(0.28)
10/31/2023	17.45	0.09	(0.01	)(d)	0.08	(0.13)		(1.34)	(1.47)
10/31/2022	24.37	0.14	(4.15)		(4.01)	(0.03)		(2.88)	(2.91)
10/31/2021	17.42	0.04	7.98		8.02	(0.07)		(1.00)	(1.07)
10/31/2020	19.06	0.07	0.39		0.46	(0.09)		(2.01)	(2.10)
Class F3
10/31/2024	16.72	0.09	5.24		5.33	(0.07)		(0.24)	(0.31)
10/31/2023	18.11	0.11	–	(c)	0.11	(0.16)		(1.34)	(1.50)
10/31/2022	25.16	0.18	(4.29)		(4.11)	(0.06)		(2.88)	(2.94)
10/31/2021	17.95	0.09	8.21		8.30	(0.09)		(1.00)	(1.09)
10/31/2020	19.56	0.11	0.41		0.52	(0.12)		(2.01)	(2.13)
Class I
10/31/2024	16.53	0.06	5.17		5.23	(0.06)		(0.24)	(0.30)
10/31/2023	17.93	0.10	–	(c)	0.10	(0.16)		(1.34)	(1.50)
10/31/2022	24.95	0.15	(4.24)		(4.09)	(0.05)		(2.88)	(2.93)
10/31/2021	17.82	0.06	8.16		8.22	(0.09)		(1.00)	(1.09)
10/31/2020	19.45	0.09	0.41		0.50	(0.12)		(2.01)	(2.13)
Class P
10/31/2024	14.98	(0.02)	4.69		4.67	–		(0.24)	(0.24)
10/31/2023	16.38	0.02	(0.01	)(d)	0.01	(0.07)		(1.34)	(1.41)
10/31/2022	23.08	0.06	(3.88)		(3.82)	–		(2.88)	(2.88)
10/31/2021	16.55	(0.03)	7.56		7.53	(–	)(c)	(1.00)	(1.00)
10/31/2020	18.20	0.02	0.37		0.39	(0.03)		(2.01)	(2.04)
Class R2
10/31/2024	14.39	(0.04)	4.49		4.45	–		(0.24)	(0.24)
10/31/2023	15.78	(0.01)	0.01		–	(0.05)		(1.34)	(1.39)
10/31/2022	22.37	0.03	(3.74)		(3.71)	–		(2.88)	(2.88)
10/31/2021	16.09	(0.06)	7.34		7.28	–		(1.00)	(1.00)
10/31/2020	17.75	(0.01)	0.37		0.36	(0.01)		(2.01)	(2.02)

116	See Notes to Financial Statements.

		Ratios to Average Net Assets:			Supplemental Data:

Net asset value, end of period	Total return(b) (%)	Total expenses after waivers and/or reim- bursements (%)	Total expenses (%)	Net invest- ment income (loss) (%)	Net assets, end of period (000)	Portfolio turnover rate (%)

$20.13	31.76	1.18	1.19	0.09	$629,155	33
15.52	0.12	1.18	1.18	0.31	540,438	19
16.91	(19.11)	1.16	1.16	0.53	633,570	40
23.70	47.52	1.15	1.15	0.04	851,298	56
16.98	2.35	1.18	1.18	0.29	625,448	36

15.88	30.84	1.93	1.94	(0.64)	22,728	33
12.36	(0.70)	1.93	1.93	(0.40)	28,372	19
13.75	(19.70)	1.91	1.91	(0.22)	45,211	40
19.92	46.42	1.90	1.90	(0.70)	76,310	56
14.47	1.57	1.93	1.93	(0.45)	63,709	36

20.85	31.96	1.03	1.04	0.24	28,952	33
16.06	0.23	1.02	1.02	0.53	26,978	19
17.45	(19.01)	1.01	1.01	0.71	76,594	40
24.37	47.76	1.00	1.00	0.19	189,251	56
17.42	2.50	1.03	1.03	0.44	138,870	36

21.74	32.28	0.83	0.83	0.44	195,578	33
16.72	0.40	0.83	0.83	0.65	172,839	19
18.11	(18.83)	0.82	0.82	0.87	194,437	40
25.16	48.05	0.81	0.81	0.38	255,539	56
17.95	2.69	0.83	0.83	0.64	200,055	36

21.46	32.08	0.93	0.94	0.31	386,553	33
16.53	0.33	0.93	0.93	0.56	228,083	19
17.93	(18.88)	0.91	0.91	0.75	246,040	40
24.95	47.93	0.89	0.89	0.28	412,964	56
17.82	2.58	0.93	0.93	0.54	218,137	36

19.41	31.53	1.38	1.39	(0.10)	10,950	33
14.98	(0.16)	1.38	1.38	0.11	10,682	19
16.38	(19.25)	1.36	1.36	0.33	12,663	40
23.08	47.19	1.35	1.35	(0.16)	17,141	56
16.55	2.18	1.38	1.38	0.10	16,560	36

18.60	31.29	1.53	1.54	(0.25)	3,829	33
14.39	(0.26)	1.53	1.53	(0.04)	3,849	19
15.78	(19.38)	1.51	1.51	0.19	4,433	40
22.37	47.03	1.50	1.50	(0.30)	5,845	56
16.09	1.96	1.53	1.53	(0.06)	4,879	36

See Notes to Financial Statements.	117

Financial Highlights (concluded)

VALUE OPPORTUNITIES FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class R3
10/31/2024	$14.71	$(0.03)	$4.60	$4.57	$–	$(0.24)	$(0.24)
10/31/2023	16.10	0.01	0.01	0.02	(0.07)	(1.34)	(1.41)
10/31/2022	22.75	0.05	(3.82)	(3.77)	–	(2.88)	(2.88)
10/31/2021	16.33	(0.04)	7.46	7.42	–	(1.00)	(1.00)
10/31/2020	17.97	0.01	0.37	0.38	(0.01)	(2.01)	(2.02)
Class R4
10/31/2024	15.49	0.02	4.84	4.86	(0.02)	(0.24)	(0.26)
10/31/2023	16.89	0.05	– (c)	0.05	(0.11)	(1.34)	(1.45)
10/31/2022	23.67	0.10	(4.00)	(3.90)	–	(2.88)	(2.88)
10/31/2021	16.95	0.01	7.75	7.76	(0.04)	(1.00)	(1.04)
10/31/2020	18.60	0.05	0.37	0.42	(0.06)	(2.01)	(2.07)
Class R5
10/31/2024	16.54	0.07	5.17	5.24	(0.06)	(0.24)	(0.30)
10/31/2023	17.94	0.10	– (c)	0.10	(0.16)	(1.34)	(1.50)
10/31/2022	24.97	0.16	(4.26)	(4.10)	(0.05)	(2.88)	(2.93)
10/31/2021	17.83	0.06	8.17	8.23	(0.09)	(1.00)	(1.09)
10/31/2020	19.46	0.09	0.41	0.50	(0.12)	(2.01)	(2.13)
Class R6
10/31/2024	16.71	0.09	5.23	5.32	(0.07)	(0.24)	(0.31)
10/31/2023	18.10	0.11	– (c)	0.11	(0.16)	(1.34)	(1.50)
10/31/2022	25.14	0.18	(4.28)	(4.10)	(0.06)	(2.88)	(2.94)
10/31/2021	17.93	0.09	8.21	8.30	(0.09)	(1.00)	(1.09)
10/31/2020	19.55	0.11	0.40	0.51	(0.12)	(2.01)	(2.13)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Amount is less than $0.01.
(d)	Realized and unrealized gain (loss) per share does not correlate to the aggregate of the net realized and unrealized gain (loss) in the Statement of Operations, primarily due to the timing of the sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.

118	See Notes to Financial Statements.

		Ratios to Average Net Assets:			Supplemental Data:

Net asset value, end of period	Total return(b) (%)	Total expenses after waivers and/or reim- bursements (%)	Total expenses (%)	Net invest- ment income (loss) (%)	Net assets, end of period (000)	Portfolio turnover rate (%)

$19.04	31.42	1.43	1.44	(0.16)	$29,584	33
14.71	(0.15)	1.43	1.43	0.07	26,523	19
16.10	(19.31)	1.41	1.41	0.28	31,104	40
22.75	47.20	1.40	1.40	(0.20)	42,047	56
16.33	2.09	1.43	1.43	0.05	41,390	36

20.09	31.77	1.18	1.19	0.09	28,587	33
15.49	0.05	1.18	1.18	0.30	26,011	19
16.89	(19.09)	1.16	1.16	0.53	29,341	40
23.67	47.50	1.15	1.15	0.04	42,666	56
16.95	2.34	1.18	1.18	0.29	34,990	36

21.48	32.13	0.93	0.94	0.33	1,384	33
16.54	0.32	0.93	0.93	0.55	999	19
17.94	(18.91)	0.91	0.91	0.77	1,247	40
24.97	47.87	0.90	0.90	0.28	2,066	56
17.83	2.58	0.93	0.93	0.55	1,971	36

21.72	32.24	0.83	0.83	0.44	24,267	33
16.71	0.40	0.83	0.83	0.64	29,050	19
18.10	(18.80)	0.82	0.82	0.88	32,138	40
25.14	48.02	0.81	0.81	0.39	44,123	56
17.93	2.69	0.83	0.83	0.64	29,402	36

See Notes to Financial Statements.	119

Notes to Financial Statements

1.	ORGANIZATION

Lord Abbett Securities Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and was organized as a Delaware statutory trust on February 26, 1993.

All funds are diversified except Lord Abbett Focused Growth Fund and Lord Abbett Focused Large Cap Value Fund. This report covers the following thirteen funds (separately, a “Fund” and collectively, the “Funds”) and their respective active share classes:

Funds	Classes
Lord Abbett Alpha Strategy Fund (“Alpha Strategy Fund”)	A, C, F, F3, I, R2, R3, R4, R5 and R6
Lord Abbett Focused Growth Fund (“Focused Growth Fund”)	A, C, F, F3, I, R3, R4, R5 and R6
Lord Abbett Focused Large Cap Value Fund (“Focused Large Cap Value Fund”)	A, C, F, F3, I, R3, R4, R5 and R6
Lord Abbett Focused Small Cap Value Fund (“Focused Small Cap Value Fund”)	A, C, F, F3, I, R5 and R6
Lord Abbett Fundamental Equity Fund (“Fundamental Equity Fund”)	A, C, F, F3 I, P, R2, R3, R4, R5 and R6
Lord Abbett Global Equity Fund (“Global Equity Fund”)	A, C, F, F3, I, R3, R4, R5 and R6
Lord Abbett Growth Leaders Fund (“Growth Leaders Fund”)	A, C, F, F3, I, R2, R3, R4, R5 and R6
Lord Abbett Health Care Fund (“Health Care Fund”)	A, C, F, F3, I, R3, R4, R5 and R6
Lord Abbett International Equity Fund (“International Equity Fund”)	A, C, F, F3, I, P, R2, R3, R4, R5 and R6
Lord Abbett International Opportunities Fund (“International Opportunities Fund”)	A, C, F, F3, I, P, R2, R3, R4, R5 and R6
Lord Abbett International Value Fund (“International Value Fund”)	A, C, F, F3, I, R2, R3, R4, R5 and R6
Lord Abbett Micro-Cap Growth Fund (“Micro Cap Growth Fund”)	A, C, F and I
Lord Abbett Value Opportunities Fund (“Value Opportunities Fund”)	A, C, F, F3, I, P, R2, R3, R4, R5 and R6

The Funds’ Class P shares are closed to substantially all investors, with certain exceptions as set forth in the Funds’ prospectus.

Each of Focused Large Cap Value Fund’s, Global Equity Fund’s, Health Care Fund’s and International Equity Fund’s investment objective is to seek long-term capital appreciation. Alpha Strategy Fund’s, Focused Small Cap Value Fund’s, International Opportunities Fund’s, Micro Cap Growth Fund’s and Value Opportunities Fund’s investment objective is long-term capital appreciation. Alpha Strategy Fund invests principally in other funds (“Underlying Funds”) managed by Lord, Abbett & Co. LLC (“Lord Abbett”). Fundamental Equity Fund’s investment objective is long-term growth of capital and income without excessive fluctuations in market value. Growth Leaders Fund’s and Focused Growth Fund’s investment objective is to seek capital appreciation. International Value Fund’s investment objective is to seek a high level of total return.

Each class of shares has different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class C, F, F3, I, P, R2, R3, R4, R5 and R6 shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in each Fund’s prospectus); and Class C shares redeemed before the first anniversary of purchase. Class C shares automatically convert to Class A shares on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the month on which the purchase order was accepted, provided that the Fund or financial intermediary through which a shareholder purchased Class C shares has records verifying that the C shares have been held at least eight years.

Notes to Financial Statements (continued)

The Funds are investment companies and apply the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Funds’ Board of Trustees (the “Board”), the Board has designated the determination of fair value of the Funds’ portfolio investments to Lord Abbett, as its valuation designee. Accordingly, Lord Abbett is responsible for, among other things, assessing and managing valuation risks, establishing, applying and testing fair value methodologies, and evaluating pricing services. Lord Abbett has formed a Pricing Committee that performs these responsibilities on behalf of Lord Abbett, administers the pricing and valuation of portfolio investments and ensures that prices utilized reasonably reflect fair value. Among other things, these procedures allow Lord Abbett, subject to Board oversight, to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on the NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange (“NYSE”). When valuing foreign equity securities that meet certain criteria, the Pricing Committee uses a third-party fair valuation service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that correlate to the fair-valued securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and ask prices. Exchange traded options and futures contracts are valued at the last quoted sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and ask prices is used. Swaps are valued daily using independent pricing services or quotations from broker/dealers to the extent available. Investments in the Underlying Funds are valued at their NAV each business day at the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof periodically reviews reports that may include fair value determinations made by the Pricing Committee, related market activity, inputs and assumptions, and retrospective comparison of prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Notes to Financial Statements (continued)

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value. Investments in open-end money market mutual funds are valued at their NAV as of the close of each business day.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other, if applicable, in the Statements of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)	Income Taxes–It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s filed U.S. federal tax returns remains open for the fiscal years ended October 31, 2021 through October 31, 2024. The statutes of limitations on the Trust’s state and local tax returns may remain open for an additional year depending upon each Fund’s jurisdiction.

(e)	Expenses–Expenses incurred by the Trust that do not specifically relate to an individual fund are generally allocated to the Funds within the Trust on a pro rata basis by relative net assets. Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. In addition, Class F3 and R6 shares bear only their class-specific shareholder servicing expenses. Class A, C, F, P, R2, R3 and R4 shares bear their class-specific share of all expenses and fees relating to the Funds’ 12b-1 Distribution Plan.

(f)	Foreign Transactions–The books and records of each Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in each Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss), if applicable, is included in Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies in each Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions, if applicable, are included in Net realized gain (loss) on foreign currency related transactions in each Fund’s Statement of Operations. The Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

Each Fund uses foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

Notes to Financial Statements (continued)

(g)	Forward Foreign Currency Exchange Contracts–Each Fund may enter into forward foreign currency exchange contracts in order to reduce exposure to changes in foreign currency exchange rates on foreign portfolio holdings, or gain or reduce exposure to foreign currency solely for investment purposes. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates and any unrealized gain (loss), if applicable, is included in Net change in unrealized appreciation/depreciation on forward foreign currency exchange contracts in each Fund’s Statement of Operations. The gain (loss) arising from the difference between the U.S. dollar cost of the original contract and the value of the forward foreign currency in U.S. dollars upon closing of such contracts is included, if applicable, in Net realized gain (loss) on forward foreign currency exchange contracts in each Fund’s Statement of Operations.

(h)	Futures Contracts–Each Fund may purchase and sell futures contracts to enhance returns, to attempt to economically hedge some of its investment risk, or as a substitute position in lieu of holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by the Funds called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. Each Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(i)	Repurchase Agreements–Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

(j)	When-Issued or Forward Transactions–Each Fund may purchase portfolio securities on a when-issued or forward basis. When-issued or forward transactions involve a commitment by a Fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the fair value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at each Fund’s custodian in order to pay for the commitment. At the time each Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and fair value of the security in determining its NAV. Each Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

Notes to Financial Statements (continued)

(k)	Total Return Swap Contracts–Each Fund may enter into total return swap contract agreements to obtain exposure to a security or market without owning such security or investing directly in that market. Each Fund may agree to make payments that are the equivalent of interest in exchange for the right to receive payments equivalent to any appreciation in the value of an underlying security, index or other asset, as well as receive payments equivalent to any distributions made on that asset, over the term of the swap contract. If the value of the asset underlying a total return swap contract declines over the term of the swap contract, each Fund also may be required to pay an amount equal to that decline in value to its counterparty.

(l)	Fair Value Measurements–Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

●	Level 1 -	unadjusted quoted prices in active markets for identical investments;

●	Level 2 -	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 -	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments as of October 31, 2024 and, if applicable, Level 3 rollforwards for the fiscal year then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

(m)	Foreign Taxes–The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividend, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable tax regulations and rates that exist in foreign jurisdictions which each Fund invests. These foreign taxes, if any, are paid by each Fund and reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income and foreign taxes on stock dividends are presented as a reduction of dividends, and foreign taxes on gains from sales of investments and foreign taxes on currency

Notes to Financial Statements (continued)

transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of October 31, 2024, if any, are disclosed on the Statements of Assets and Liabilities.

The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction applicable to the laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Trust has a management agreement with Lord Abbett, pursuant to which Lord Abbett provides each Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of each Fund’s investment portfolio. The management fee is accrued daily and payable monthly.

The management fee is based on each Fund’s average daily net assets at the following annual rates:

Alpha Strategy Fund*	.10%

*	Lord Abbett is voluntarily waiving the entire management fee of .10%. Lord Abbett may discontinue the voluntary waiver at any time without notice.

Focused Growth Fund

First $1 billion	.65%
Next $1 billion	.63%
Next $5 billion	.60%
Over $7 billion	.59%

Focused Large Cap Value Fund

First $1 billion	.59%
Over $1 billion	.53%

Focused Small Cap Value Fund	.80%

Fundamental Equity Fund

First $200 million	.75%
Next $300 million	.65%
Over $500 million	.50%

Global Equity Fund

First $1 billion	.45%
Next $2 billion	.43%
Over $3 billion	.41%

Growth Leaders Fund

First $2 billion	.55%
Over $2 billion	.50%

Health Care Fund

First $1 billion	.62%
Over $1 billion	.51%

Notes to Financial Statements (continued)

International Equity Fund

First $1 billion	.45%
Over $1 billion	.40%

International Opportunities Fund

First $1 billion	.75%
Next $1 billion	.70%
Over $2 billion	.65%

International Value Fund

First $1 billion	.50%
Over $1 billion	.48%

Micro Cap Growth Fund	.90%

Value Opportunities Fund

First $1 billion	.75%
Next $1 billion	.70%
Next $3 billion	.65%
Over $5 billion	.58%

For the fiscal year ended October 31, 2024, the effective management fee, net of any applicable waivers, was at the following annualized rate of each Fund’s average daily net assets:

Net Effective Management Fee
Alpha Strategy Fund	.00%
Focused Growth Fund	.26%
Focused Large Cap Value Fund	.00%
Focused Small Cap Value Fund	.74%
Fundamental Equity Fund	.55%
Global Equity Fund	.00%
Growth Leaders Fund	.52%
Health Care Fund	.00%
International Equity Fund	.45%
International Opportunities Fund	.75%
International Value Fund	.50%
Micro Cap Growth Fund	.90%
Value Opportunities Fund	.74%

Notes to Financial Statements (continued)

In addition, Lord Abbett provides certain administrative services to each Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of ..04% of each Fund’s average daily net assets. The fund administration fee is accrued daily and payable monthly. Lord Abbett voluntarily waived the following fund administration fees during the fiscal year ended October 31, 2024.

Fund	Fund Administration Fee
Alpha Strategy Fund	$10,417
Focused Growth Fund	4,181
Focused Large Cap Value Fund	7,203
Focused Small Cap Value Fund	9,693
Fundamental Equity Fund	10,557
Global Equity Fund	14,858
Growth Leaders Fund	73,344
Health Care Fund	2,656
International Equity Fund	85,676
International Opportunities Fund	40,101
International Value Fund	75,200
Micro Cap Growth Fund	14,740
Value Opportunities Fund	32,249

For the fiscal year ended October 31, 2024 and continuing through February 28, 2025, Lord Abbett has contractually agreed to waive its fees and reimburse expenses to the extent necessary to limit total net annual operating expenses, excluding certain of the Funds’ expenses to the following annual rates:

	Effective March 1, 2024		Prior to March 1, 2024
	Classes		Classes
Fund	A, C, F, I, R2, R3, R4 and R5	F3 and R6	A, C, F, I, R2, R3, R4 and R5	F3 and R6
Focused Growth Fund	.80%	.65%	.80%	.67%
Focused Large Cap Value Fund	.71%	.67%	.71%	.71%
Focused Small Cap Value Fund	1.03%	.98%	1.03%	.97%
Global Equity Fund	.65%	.51%	.65%	.58%
Health Care Fund	.78%	.60%	.78%	.61%

All contractual fee waivers and expense reimbursement agreements between the Funds and Lord Abbett may be terminated only upon the approval of the Board.

Notes to Financial Statements (continued)

12b-1 Distribution Plan

Each Fund has adopted a distribution plan with respect to Class A, C, F, P, R2, R3 and R4 pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The distribution and service fees are accrued daily and payable monthly. The following annual rates have been authorized by the Board pursuant to the plan:

Fees*	Class A	Class C	Class F	(1)(2)	Class P	(3)	Class R2	Class R3	Class R4
Service	.25%	.25%	–		.25%		.25%	.25%	.25%
Distribution	–	.75%	.10%		.20%		.35%	.25%	–

*	The Funds may designate a portion of the aggregate fees attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. sales charge limitations.
(1)	The Class F shares Rule 12b-1 fee may be designated as a service fee in limited circumstances as described in the Funds’ prospectus.
(2)	For the fiscal year ended October 31, 2024 and continuing through February 28, 2025, the Distributor has contractually agreed to waive Focused Growth Fund’s, Focused Large Cap Value Fund’s, Focused Small Cap Value Fund’s, Growth Leaders Fund’s, Health Care Fund’s and Micro Cap Growth Fund’s 0.10% Rule 12b-1 fee for Class F shares. These agreements may be terminated only by the Funds’ Board.
(3)	Fundamental Equity Fund, International Equity Fund, International Opportunities Fund and Value Opportunities Fund only.

Class F3, Class I, Class R5 and Class R6 shares do not have a distribution plan.

Commissions

The Distributor received the following commissions on sales of shares of the Funds, after concessions were paid to authorized dealers, during the fiscal year ended October 31, 2024:

	Distributor Commissions	Dealers’ Concessions
Alpha Strategy Fund	$24,115	$153,265
Focused Growth Fund	12,842	72,590
Focused Large Cap Value Fund	2,955	18,619
Focused Small Cap Value Fund	1,951	11,502
Fundamental Equity Fund	39,717	241,108
Global Equity Fund	2,040	12,506
Growth Leaders Fund	343,596	2,158,144
Health Care Fund	596	3,093
International Equity Fund	8,144	53,576
International Opportunities Fund	9,076	53,729
International Value Fund	18,227	107,083
Micro Cap Growth Fund	1,026	6,029
Value Opportunities Fund	29,210	188,584

The Distributor received the following amounts of CDSCs for the fiscal year ended October 31, 2024:

	Class A	Class C
Alpha Strategy Fund	$3,119	$1,229
Focused Growth Fund	–	–
Focused Large Cap Value Fund	–	–
Focused Small Cap Value Fund	–	279
Fundamental Equity Fund	42	495
Global Equity Fund	–	14
Growth Leaders Fund	3,244	19,383
Health Care Fund	–	–
International Equity Fund	9	30
International Opportunities Fund	–	246
International Value Fund	444	8
Micro Cap Growth Fund	–	4
Value Opportunities Fund	542	347

Notes to Financial Statements (continued)

One Trustee and certain of the Trust’s officers have an interest in Lord Abbett.

Other Related Parties

As of October 31, 2024, the percentage of Focused Small Cap Value Fund’s, Fundamental Equity Fund’s, Growth Leaders Fund’s, International Equity Fund’s, International Opportunities Fund’s, International Value Fund’s, Micro Cap Growth Fund’s and Value Opportunities Fund’s outstanding shares owned by each Fund of Funds were as follows:

Fund of Funds	Focused Small Cap Value Fund	Funda- mental Equity Fund	Growth Leaders Fund	Inter- national Equity Fund	Inter- national Oppor- tunities Fund	Inter- national Value Fund	Micro Cap Growth Fund	Value Oppor- tunities Fund
Alpha Strategy Fund	61.79%	–	–	–	38.19%	–	32.11%	9.29%
Multi-Asset Balanced Opportunity Fund	–	13.29%	3.10%	25.80%	–	18.35%	–	7.44%
Multi-Asset Income Fund	–	3.06%	0.70%	11.36%	–	7.28%	–	1.70%

4.	DISTRIBUTIONS AND TAX INFORMATION

Dividends are paid from net investment income, if any. Capital gain distributions are paid from taxable net realized gains from investments transactions, reduced by allowable capital loss carryforwards, if any. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the fiscal year ended October 31, 2024 was as follows:

Fund	Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions Paid
Alpha Strategy Fund	$624,620	$2,616,071	$–	$3,240,691
Focused Growth Fund	–	–	–	–
Focused Large Cap Value Fund	–	–	–	–
Focused Small Cap Value Fund	238,360	–	–	238,360
Fundamental Equity Fund	17,300,969	–	–	17,300,969
Global Equity Fund	174,871	–	–	174,871
Growth Leaders Fund	–	–	–	–
Health Care Fund	–	–	–	–
International Equity Fund	5,906,022	–	–	5,906,022
International Opportunities Fund	5,235,809	–	–	5,235,809
International Value Fund	15,086,150	–	–	15,086,150
Micro Cap Growth Fund	–	–	–	–
Value Opportunities Fund	4,691,638	13,979,488	–	18,671,126

Notes to Financial Statements (continued)

The tax character of distributions paid during the fiscal year ended October 31, 2023 was as follows:

Fund	Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions Paid
Alpha Strategy Fund	$2,368,621	$39,382,468	$–	$41,751,089
Focused Growth Fund	–	–	–	–
Focused Large Cap Value Fund	250,005	–	5,968,183	6,218,188
Focused Small Cap Value Fund	748,091	4,263,823	–	5,011,914
Fundamental Equity Fund	23,756,230	79,919,869	–	103,676,099
Global Equity Fund	85,692	3,481	–	89,173
Growth Leaders Fund	–	–	–	–
Health Care Fund	6,131	–	–	6,131
International Equity Fund	6,337,912	–	–	6,337,912
International Opportunities Fund	5,793,915	–	–	5,793,915
International Value Fund	11,229,780	–	–	11,229,780
Micro Cap Growth Fund	–	–	–	–
Value Opportunities Fund	9,033,085	100,780,285	–	109,813,370

As of October 31, 2024, the components of distributable earnings (loss) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Net Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)	Temporary Differences	Total Distributable Earnings (Loss) - Net
Alpha Strategy Fund	$–	$4,277,831	$(1,719,975)	$43,322,106	$(113,726)	$45,766,236
Focused Growth Fund	–	–	(9,034,555)	21,364,522	(6,581)	12,323,386
Focused Large Cap Value Fund	420,641	208,371	–	6,866,897	(18,474)	7,477,435
Focused Small Cap Value Fund	–	6,604,552	(49,729)	14,841,899	(16,710)	21,380,012
Fundamental Equity Fund	31,585,135	93,357,484	–	662,502,401	(430,598)	787,014,422
Global Equity Fund	362,874	–	(587,962)	6,836,493	(1,285)	6,610,120
Growth Leaders Fund	–	–	(754,528,833)	2,306,638,277	(471,875)	1,551,637,569
Health Care Fund	28,872	–	(1,220,452)	2,280,061	(2,815)	1,085,666
International Equity Fund	4,541,732	8,696,991	–	61,937,355	(79,176)	75,096,902
International Opportunities Fund	5,013,560	–	(48,146,321)	28,185,597	(63,317)	(15,010,481)
International Value Fund	546,852	–	(402,441,266)	38,330,981	(116,508)	(363,679,941)
Micro Cap Growth Fund	–	–	(60,844,174)	49,081,394	(21,504)	(11,784,284)
Value Opportunities Fund	–	84,791,291	(327,114)	341,240,723	(273,063)	425,431,837

Notes to Financial Statements (continued)

Net capital losses recognized by the Funds may be carried forward indefinitely and retain their character as short-term and/or long-term losses. Capital losses incurred that will be carried forward are as follows:

Fund	Short-Term Losses	Long-Term Losses	Net Capital Losses
Alpha Strategy Fund	$–	$–	$–
Focused Growth Fund	(8,732,643)	–	(8,732,643)
Focused Large Cap Value Fund	–	–	–
Focused Small Cap Value Fund	–	–	–
Fundamental Equity Fund	–	–	–
Global Equity Fund	(587,962)	–	(587,962)
Growth Leaders Fund	(730,741,477)	–	(730,741,477)
Health Care Fund	(1,220,452)	–	(1,220,452)
International Equity Fund	–	–	–
International Opportunities Fund	(23,916,037)	(24,230,284)	(48,146,321)
International Value Fund	(211,749,837)	(190,691,429)	(402,441,266)
Micro Cap Growth Fund	(59,725,487)	–	(59,725,487)
Value Opportunities Fund	–	–	–

At each Fund’s election, certain losses incurred within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year. The Funds incurred and will elect to defer qualified late-year ordinary losses and/or post-October capital losses as follows:

Fund	Late-Year Ordinary Losses	Short-Term Losses	Long-Term Losses
Alpha Strategy Fund	$(1,719,975)	$–	$–
Focused Growth Fund	(301,912)	–	–
Focused Large Cap Value Fund	–	–	–
Focused Small Cap Value Fund	(49,729)	–	–
Fundamental Equity Fund	–	–	–
Global Equity Fund	–	–	–
Growth Leaders Fund	(23,787,356)	–	–
Health Care Fund	–	–	–
International Equity Fund	–	–	–
International Opportunities Fund	–	–	–
International Value Fund	–	–	–
Micro Cap Growth Fund	(1,118,687)	–	–
Value Opportunities Fund	(327,114)	–	–

Notes to Financial Statements (continued)

As of October 31, 2024, the tax cost of investments and the breakdown of unrealized appreciation/(depreciation) for each Fund are shown below. The difference between book-basis and tax basis unrealized appreciation/(depreciation) is attributable to the tax treatment of certain securities, other financial instruments, amortization of premium, and wash sales.

Fund	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Alpha Strategy Fund	$583,982,808	$43,322,106	$–	$43,322,106
Focused Growth Fund	43,317,423	21,408,946	(44,424)	21,364,522
Focused Large Cap Value Fund	24,980,086	7,065,245	(199,352)	6,865,893
Focused Small Cap Value Fund	85,533,407	18,523,658	(3,677,158)	14,846,500
Fundamental Equity Fund	1,300,589,505	672,172,789	(9,671,286)	662,501,503
Global Equity Fund	53,780,927	7,742,580	(905,152)	6,837,428
Growth Leaders Fund	4,194,451,190	2,320,256,069	(13,617,792)	2,306,638,277
Health Care Fund	6,305,518	2,374,559	(94,611)	2,279,948
International Equity Fund	270,855,853	66,921,360	(4,453,780)	62,467,580
International Opportunities Fund	277,665,044	42,700,362	(14,052,565)	28,647,797
International Value Fund	365,668,660	51,602,496	(13,278,804)	38,323,692
Micro Cap Growth Fund	148,152,413	50,113,045	(1,031,651)	49,081,394
Value Opportunities Fund	1,046,244,246	374,504,015	(33,263,292)	341,240,723

Permanent items identified, as shown below, have been reclassified among the components of net assets based on their tax treatment. The permanent differences are primarily attributable to tax treatment of certain distributions and net operating loss.

Fund	Total Distributable Earnings (Loss)	Paid-in Capital
Alpha Strategy Fund	$–	$–
Focused Growth Fund	228,481	(228,481)
Focused Large Cap Value Fund	1,641	(1,641)
Focused Small Cap Value Fund	(107,028)	107,028
Fundamental Equity Fund	(12,232,035)	12,232,035
Global Equity Fund	–	–
Growth Leaders Fund	24,829,837	(24,829,837)
Health Care Fund	–	–
International Equity Fund	–	–
International Opportunities Fund	–	–
International Value Fund	–	–
Micro Cap Growth Fund	–	–
Value Opportunities Fund	(5,930,885)	5,930,885

Notes to Financial Statements (continued)

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the fiscal year ended October 31, 2024 were as follows:

	Purchases	Sales
Alpha Strategy Fund	$8,543,204	$80,715,365
Focused Growth Fund	72,001,206	61,482,780
Focused Large Cap Value Fund	19,921,872	14,898,140
Focused Small Cap Value Fund	60,078,175	84,285,550
Fundamental Equity Fund	731,870,127	1,046,397,869
Global Equity Fund	49,644,719	12,577,976
Growth Leaders Fund	5,483,650,686	6,483,168,881
Health Care Fund	7,112,471	7,467,051
International Equity Fund	287,455,475	315,076,853
International Opportunities Fund	155,633,163	186,713,077
International Value Fund	214,353,674	234,315,763
Micro Cap Growth Fund	225,533,683	269,195,076
Value Opportunities Fund	409,858,754	464,484,503

There were no purchases or sales of U.S. Government securities during the fiscal year ended October 31, 2024.

Each Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Lord Abbett funds or client accounts pursuant to procedures approved by the Board in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at a fair market price in compliance with provisions of the Rule. For the fiscal year ended October 31, 2024, the following Funds engaged in cross trades:

Fund	Purchases	Sales	Gain (Loss	)
Fundamental Equity Fund	$28,268,327	$87,321,216	$11,861,068
Growth Leaders Fund	23,407,629	–	–
Micro Cap Growth Fund	158,323	2,975,880	1,698,332
Value Opportunities Fund	7,929,636	–	–

6.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The FASB requires disclosures intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. The following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the Statements of Assets and Liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by the counterparty. A master netting agreement is an agreement between a fund and the counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Funds’ accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result

Notes to Financial Statements (continued)

in an offset of reported amounts of financial assets and liabilities in the Statements of Assets and Liabilities across transactions between the Funds and the applicable counterparty:

			Alpha Strategy Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreements	$516,677	$–	$516,677
Total	$516,677	$–	$516,677

	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty		Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Fixed Income Clearing Corp.	$516,677	$–	$–	$(516,677)	$–
Total	$516,677	$–	$–	$(516,677)	$–

			Focused Growth Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreements	$3,501,022	$–	$3,501,022
Total	$3,501,022	$–	$3,501,022

	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty		Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Fixed Income Clearing Corp.	$3,501,022	$–	$–	$(3,501,022)	$–
Total	$3,501,022	$–	$–	$(3,501,022)	$–

		Focused Large Cap Value Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreements	$284,841	$–	$284,841
Total	$284,841	$–	$284,841

	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty		Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Fixed Income Clearing Corp.	$284,841	$–	$–	$(284,841)	$–
Total	$284,841	$–	$–	$(284,841)	$–

Notes to Financial Statements (continued)

		Focused Small Cap Value Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreements	$553,674	$–	$553,674
Total	$553,674	$–	$553,674

	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty		Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Fixed Income Clearing Corp.	$553,674	$–	$–	$(553,674)	$–
Total	$553,674	$–	$–	$(553,674)	$–

		Fundamental Equity Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreements	$13,885,549	$–	$13,885,549
Total	$13,885,549	$–	$13,885,549

	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty		Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Fixed Income Clearing Corp.	$13,885,549	$–	$–	$(13,885,549)	$–
Total	$13,885,549	$–	$–	$(13,885,549)	$–

			Global Equity Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreements	$3,373,008	$–	$3,373,008
Total	$3,373,008	$–	$3,373,008

	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty		Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Fixed Income Clearing Corp.	$3,373,008	$–	$–	$(3,373,008)	$–
Total	$3,373,008	$–	$–	$(3,373,008)	$–

Notes to Financial Statements (continued)

			Growth Leaders Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreements	$285,869,689	$–	$285,869,689
Total	$285,869,689	$–	$285,869,689

	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty		Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Fixed Income Clearing Corp.	$285,869,689	$–	$–	$(285,869,689)	$–
Total	$285,869,689	$–	$–	$(285,869,689)	$–

			Health Care Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreements	$306,626	$–	$306,626
Total	$306,626	$–	$306,626

	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty		Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Fixed Income Clearing Corp.	$306,626	$–	$–	$(306,626)	$–
Total	$306,626	$–	$–	$(306,626)	$–

		International Equity Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreements	$10,515,675	$–	$10,515,675
Total	$10,515,675	$–	$10,515,675

	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty		Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Fixed Income Clearing Corp.	$10,515,675	$–	$–	$(10,515,675)	$–
Total	$10,515,675	$–	$–	$(10,515,675)	$–

Notes to Financial Statements (continued)

		International Opportunities Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreements	$11,155,302	$–	$11,155,302
Total	$11,155,302	$–	$11,155,302

	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty		Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Fixed Income Clearing Corp.	$11,155,302	$–	$–	$(11,155,302)	$–
Total	$11,155,302	$–	$–	$(11,155,302)	$–

		International Value Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreements	$11,832,095	$–	$11,832,095
Total	$11,832,095	$–	$11,832,095

	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty		Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Fixed Income Clearing Corp.	$11,832,095	$–	$–	$(11,832,095)	$–
Total	$11,832,095	$–	$–	$(11,832,095)	$–

		Micro Cap Growth Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreements	$778,669	$–	$778,669
Total	$778,669	$–	$778,669

	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty		Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Fixed Income Clearing Corp.	$778,669	$–	$–	$(778,669)	$–
Total	$778,669	$–	$–	$(778,669)	$–

Notes to Financial Statements (continued)

		Value Opportunities Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreements	$14,342,219	$–	$14,342,219
Total	$14,342,219	$–	$14,342,219

	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty		Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Fixed Income Clearing Corp.	$14,342,219	$–	$–	$(14,342,219)	$–
Total	$14,342,219	$–	$–	$(14,342,219)	$–

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets (liabilities) presented in the Statement of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed to the Fund by the counterparty as of October 31, 2024.

7.	TRUSTEES’ REMUNERATION

The Trust’s officers and one Trustee, who are associated with Lord Abbett, do not receive any compensation from the Trust for serving in such capacities. Independent Trustees’ fees are allocated among all Lord Abbett-sponsored funds primarily based on the relative net assets of each fund. There is an equity-based plan available to all Independent Trustees under which Independent Trustees may elect to defer receipt of a portion of Trustees’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the Funds. Such amounts and earnings accrued thereon are included in Trustees’ fees in the Statements of Operations and in Trustees’ fees payable in the Statements of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

8.	LINE OF CREDIT

For the period ended July 31, 2024, the Funds (except Alpha Strategy Fund) and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) were party to a syndicated line of credit facility with various lenders for $1.6 billion (the “Syndicated Facility”) under which State Street Bank and Trust Company (“SSB”) participated as a lender and as agent for the lenders. The Participating Funds were subject to graduated borrowing limits of one-third of fund net assets (if fund net assets are less than $750 million), $250 million, $300 million, $700 million, or $1 billion, based on past borrowings and likelihood of future borrowings, among other factors.

Effective August 1, 2024, the Participating Funds (except Alpha Strategy Fund) renewed the Syndicated Facility for $1.6 billion. The Participating Funds are subject to graduated borrowing limits of one-third of fund net assets (if fund net assets are less than $750 million), $250 million, $700 million, or $1 billion, based on past borrowings and likelihood of future borrowings, among other factors.

For the period ended July 31, 2024, the Participating Funds (except Alpha Strategy Fund) were also party to an additional uncommitted line of credit facility with SSB for $330 million (the “Bilateral Facility”). Under the Bilateral Facility, the Participating Funds were subject to graduated borrowing limits of one-third of fund net assets (if fund net assets are less than $750 million), or $250 million based on past borrowings and likelihood of future borrowings, among other factors.

Notes to Financial Statements (continued)

Effective August 1, 2024, the Participating Funds (except Alpha Strategy Fund) renewed the Bilateral Facility in the same amount. The Participating Funds remain subject to the same borrowing limits as were in place prior to the renewal. These credit facilities are to be used for short-term working capital purposes as additional sources of liquidity to satisfy redemptions.

For the fiscal year ended October 31, 2024, the Funds did not utilize the Syndicated Facility or Bilateral Facility.

9.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC exemptive order”) certain registered open-end management investment companies managed by Lord Abbett, including each Fund, participate in a joint lending and borrowing program (the “Interfund Lending Program”). The SEC exemptive order allows the funds that participate in the Interfund Lending Program to borrow money from and lend money to each other for temporary or emergency purposes subject to the limitations and conditions.

For the fiscal year ended October 31, 2024, the following Funds participated as a lender in the Interfund Lending Program. For the period in which the loan was outstanding, the average amount loaned, average interest rate and interest income were as follows:

Fund	Average Amount Loaned	Average Interest Rate	Interest Income(1)
Fundamental Equity Fund	$15,804,741	4.57%	$1,977
Growth Leaders Fund	53,414,771	4.57%	6,681
International Value Fund	12,581,649	4.57%	1,573
Value Opportunities Fund	9,993,934	4.57%	1,250

(1)	Statements of Operations location: Interest earned from Interfund Lending.

10.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Trust’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating each Fund’s NAV.

11.	TRANSACTIONS WITH AFFILIATED ISSUERS

An affiliated issuer is one in which a Fund has ownership of at least 5% of the outstanding voting securities of the underlying issuer at any point during the fiscal year or any company which is under common ownership or control. Alpha Strategy Fund had the following transactions with affiliated issuers (i.e. the Underlying Funds) during the fiscal year ended October 31, 2024:

Affiliated Issuer	Value at 10/31/2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Appreciation (Depreciation)	Value at 10/31/2024	Shares as of 10/31/2024	Dividend Income
Lord Abbett Developing Growth Fund, Inc. – Class I	$100,632,986	$840,725	$(20,796,307)	$3,185,183	$41,769,359	$125,631,946	4,318,733	$–
Lord Abbett Securities Trust – Focused Small Cap Value Fund - Class I	55,517,264	408,738	(7,804,956)	(695,666)	15,312,776	62,738,156	2,056,989	159,299
Lord Abbett Securities Trust – International Opportunities Fund – Class I	109,914,234	3,244,800	(13,389,297)	1,858,451	18,797,130	120,425,318	6,134,759	2,053,292

Notes to Financial Statements (continued)

Affiliated Issuer	Value at 10/31/2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)		Net Change in Appreciation (Depreciation)	Value at 10/31/2024	Shares as of 10/31/2024	Dividend Income
Lord Abbett Securities Trust – Micro Cap Growth Fund – Class I	$47,466,817	$249,438	$(6,437,589)	$1,891,058		$21,475,570	$64,645,294	3,164,233	$–
Lord Abbett Research Fund, Inc. – Small Cap Value Fund – Class I	108,566,558	1,332,176	(15,501,990)	(3,243,204)		35,124,028	126,277,568	5,724,278	333,302
Lord Abbett Securities Trust – Value Opportunities Fund – Class I	109,583,685	2,467,327	(16,785,226)	2,252,676	(a)	31,100,802	127,069,955	5,921,247	419,140
Total				$5,248,498		$163,579,665	$626,788,237		$2,965,033

(a)	Includes $1,549,309 of distributed capital gains.

12.	SECURITIES LENDING AGREEMENT

The Funds have established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Funds’ securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience a delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or the borrower becomes insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Any income earned from securities lending is included in Securities lending net income in each Fund’s Statement of Operations.

The initial collateral received by the Funds is required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by Citibank, N.A.; the Funds will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Funds continue to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

As of October 31, 2024, the market value of securities loaned and collateral received were as follows:

Funds	Market Value of Securities Loaned	Collateral Received(1)
Global Equity Fund	$491,393	$529,083
International Value Fund	508,773	547,796
Micro Cap Growth Fund	2,654,874	2,792,283
Value Opportunities Fund	21,301,642	21,868,682

(1)	Statements of Assets and Liabilities location: Collateral due to broker for securities lending.

Notes to Financial Statements (continued)

13.	INVESTMENT RISKS

Each Fund is subject to the general risks and considerations associated with equity investing. The value of the Funds’ investments will fluctuate in response to movements in the equity securities markets in general and to the changing prospects of individual companies in which the Funds invest. If a Fund’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a favorable market.

Large company stocks, in which Focused Growth Fund, Focused Large Cap Value Fund, Fundamental Equity Fund, Global Equity Fund, Growth Leaders Fund, International Equity Fund and International Value Fund invest, may perform differently than the market as a whole and other types of stocks, such as small company stocks. Small and mid-sized company stocks, in which Alpha Strategy Fund, Focused Small Cap Value Fund, Focused Growth Fund, Fundamental Equity Fund, Growth Leaders Fund, International Equity Fund, International Opportunities Fund and Value Opportunities Fund invest, and stocks of micro-cap companies, in which Micro Cap Growth Fund invests, may be less able to weather economic shifts or other adverse developments than those of larger, more established companies.

In general, Focused Growth Fund and Growth Leaders Fund employ a growth investing style, Global Equity Fund employs a blended growth investing and value investing style, and Focused Large Cap Value Fund, Focused Small Cap Value Fund, Fundamental Equity Fund, International Value Fund and Value Opportunities Fund employ a value investing style. Growth stocks generally are more volatile than value stocks. The price of value stocks may lag the market for long periods of time.

Global Equity Fund, International Equity Fund, International Opportunities Fund and International Value Fund are subject to the risks of investing in foreign securities. Foreign securities may pose greater risks than domestic securities, including greater price fluctuations, economic, political, and social instability and subject to less government supervision, lack of transparency, inadequate regulatory and accounting standards, foreign taxes, and higher transaction costs. Foreign investments also may be affected by changes in currency rates or currency controls. These risks are generally greater for securities issued by companies in emerging market companies. Similarly, due to their investments in multinational and foreign companies, Alpha Strategy Fund, Focused Growth Fund, Focused Large Cap Value Fund, Focused Small Cap Value Fund, Fundamental Equity Fund, Growth Leaders Fund, Health Care Fund, and Value Opportunities Fund are subject to the risks of investing in foreign securities and similarly may experience increased market, liquidity, currency, political, informational, and other risks.

Health Care Fund is subject to the risks of investing in the health care sector, including changes in government regulations, dependence on patents and intellectual property rights, expenses and losses from litigation based on product liability and similar claims, industry competition, extensive research and development, marketing, and sales costs, and rapid technological change and potential for product obsolescence. Health Care Fund is also subject to the risks of investing in structured securities. As a result, Health Care Fund is subject to the same risks associated with direct investments in the underlying securities or other instruments they seek to replicate, as well as liquidity risk and the risk that the issuer and/or the counterparty of the structured security may be unable to perform under the terms of the instrument, or may disagree as to the meaning or application of such terms.

Notes to Financial Statements (continued)

International Value Fund is subject to the risks of investing in dividend paying stocks. Dividend paying stocks may be sensitive to changes in market interest rates, and the prices of such stocks may decline as rates rise. There is no guarantee that companies that currently pay dividends will continue to do so. Securities of dividend-paying companies that meet the Fund’s investment criteria may not be widely available, limiting the Fund’s ability to produce current income and increasing the volatility of the Fund’s returns.

Alpha Strategy Fund’s investments are concentrated in the Underlying Funds and, as a result, the Fund’s performance is directly related to the investment performance of the Underlying Funds in which it invests. In addition, the Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. The Fund’s shareholders will indirectly bear their proportionate share of the underlying funds’ fees and expenses, as well as their proportionate share of the Fund's fees and expenses.

Alpha Strategy Fund, Global Equity Fund, Health Care Fund, International Equity Fund, International Opportunities Fund and International Value Fund are subject to the risks associated with derivatives, which may be different from and greater than the risks associated with investing directly in securities and other investments. Derivatives may be subject to risks such as liquidity risk, leveraging risk, interest rate risk, market risk, and credit risk. Illiquid securities may lower the Funds’ returns since the Funds may be unable to sell these securities at their desired time or price. Derivatives also may involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the value of the underlying asset, rate or index. Whether a Fund’s use of derivatives is successful will depend on, among other things, the Fund’s ability to correctly forecast market movements, changes in foreign exchange and interest rates, and other factors. If a Fund incorrectly forecasts these and other factors, its performance could suffer. A Fund’s use of derivatives could result in a loss exceeding the amount of the Fund’s investment in these instruments.

Health Care Fund, Focused Large Cap Value Fund and Focused Small Cap Value Fund are subject to the general risks and considerations associated with investing in fixed income securities. The value of an investment will change as interest rates fluctuate and in response to market movements. When interest rates rise, the prices of fixed income securities are likely to decline; when interest rates fall, such prices tend to rise. Longer-term securities are usually more sensitive to interest rate changes. There is also the risk that an issuer of a fixed income security will fail to make timely payments of principal and/or interest to a Fund, a risk that is greater with high-yield bonds (sometimes called “junk bonds”) in which one or more of the Funds may invest. Some issuers, particularly of high-yield bonds, may default as to principal and/or interest payments after a Fund purchases their securities. A default, or concerns in the market about an increase in risk of default, may result in losses to each Fund. High-yield bonds are subject to greater price fluctuations and increased liquidity risk, as well as additional risks.

Focused Growth Fund and Focused Large Cap Value Fund are non-diversified mutual funds under the Act. The value of each Fund’s investments may be more adversely affected by a single economic, political or regulatory event than the value of the investments of a diversified mutual fund.

A Fund’s gross expense ratio may fluctuate during its initial operating period because of the Fund’s relatively smaller asset size and, until the Fund achieves sufficient scale, a Fund shareholder may experience proportionally higher Fund expenses than would be experienced by shareholders of a fund with a larger asset base.

Notes to Financial Statements (continued)

Geopolitical and other events (e.g., wars, terrorism, natural disasters, infectious illness outbreaks, epidemics or pandemics) may disrupt securities markets and adversely affect global economies and markets, thereby decreasing the value of each Fund’s investments. Market disruptions can also prevent the Funds from implementing their investment strategies and achieving their investment objectives.

Adverse developments that affect financial institutions or the financial services industry generally, or concerns or rumors about any events of these kinds or other similar risks, may reduce liquidity in the market generally or have other adverse effects on the economy, each Fund or issuers in which each Fund invests. In addition, issuers in which each Fund invests and each Fund may not be able to identify all potential solvency or stress concerns with respect to a financial institution or to transfer assets from one bank or financial institution to another in a timely manner in the event such bank or financial institution comes under stress or fails.

The impacts and effects of infectious illness outbreaks, epidemics or pandemics (such as the COVID-19 outbreak), may be short term or may continue for an extended period of time. For example, a global pandemic or other widespread health crises could negatively affect the global economy, the economies of individual countries, and the financial performance of individual issuers, sectors, industries, asset classes, and markets in significant and unforeseen ways. Health crises caused by outbreaks of disease may also exacerbate other pre-existing political, social, and economic risks in certain countries or globally. The foregoing could disrupt the operations of each Fund and its service providers, adversely affect the value and liquidity of each Fund’s investments, and negatively impact each Fund’s performance and your investment in each Fund.

Advancements in technology may also adversely impact markets and the overall performance of the Funds. For instance, the economy may be significantly impacted by the advanced development and increased regulation of technology. As the use of technology grows, liquidity and market movements may be affected. As technology is used more widely in the asset management industry, the profitability and growth of each Fund’s holdings may be impacted, which could significantly impact the overall performance of each Fund.

14.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of beneficial interest were as follows:

Alpha Strategy Fund	Year Ended October 31, 2024		Year Ended October 31, 2023
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	986,002	$23,269,098	2,232,997	$48,775,359
Reinvestment of distributions	72,478	1,661,203	1,135,557	22,995,033
Shares reacquired	(2,814,610)	(67,421,019)	(5,139,103)	(111,018,929)
Decrease	(1,756,130)	$(42,490,718)	(1,770,549)	$(39,248,537)

Class C Shares
Shares sold	52,741	$904,067	239,021	$3,981,308
Reinvestment of distributions	4,403	74,756	146,133	2,210,989
Shares reacquired	(422,538)	(7,459,712)	(1,253,275)	(20,198,329)
Decrease	(365,394)	$(6,480,889)	(868,121)	$(14,006,032)

Class F Shares
Shares sold	6,223	$143,286	48,120	$1,049,004
Reinvestment of distributions	2,192	50,936	77,672	1,593,824
Shares reacquired	(132,210)	(3,174,100)	(900,610)	(19,931,518)
Decrease	(123,795)	$(2,979,878)	(774,818)	$(17,288,690)

Notes to Financial Statements (continued)

Alpha Strategy Fund	Year Ended October 31, 2024		Year Ended October 31, 2023
Class F3 Shares	Shares	Amount	Shares	Amount
Shares sold	403,149	$10,178,226	519,919	$11,792,898
Reinvestment of distributions	15,709	377,166	151,356	3,208,745
Shares reacquired	(616,863)	(15,518,589)	(590,390)	(13,355,675)
Increase (decrease)	(198,005)	$(4,963,197)	80,885	$1,645,968

Class I Shares
Shares sold	455,306	$11,205,434	1,070,091	$24,186,941
Reinvestment of distributions	19,436	463,939	197,808	4,169,799
Shares reacquired	(870,281)	(21,522,282)	(1,042,136)	(23,355,597)
Increase (decrease)	(395,539)	$(9,852,909)	225,763	$5,001,143

Class R2 Shares
Shares sold	2,244	$49,057	3,226	$65,923
Reinvestment of distributions	169	3,651	3,138	60,126
Shares reacquired	(10,939)	(239,055)	(7,324)	(149,721)
Decrease	(8,526)	$(186,347)	(960)	$(23,672)

Class R3 Shares
Shares sold	74,643	$1,680,959	199,491	$4,187,398
Reinvestment of distributions	3,302	72,161	54,501	1,054,054
Shares reacquired	(228,014)	(5,208,104)	(254,998)	(5,306,839)
Decrease	(150,069)	$(3,454,984)	(1,006)	$(65,387)

Class R4 Shares
Shares sold	28,162	$674,310	31,100	$665,864
Reinvestment of distributions	606	13,851	11,809	238,418
Shares reacquired	(40,148)	(939,103)	(58,894)	(1,293,127)
Decrease	(11,380)	$(250,942)	(15,985)	$(388,845)

Class R5 Shares
Shares sold	1,114	$28,242	14,512	$337,455
Reinvestment of distributions	183	4,359	1,148	24,219
Shares reacquired	(14,796)	(388,218)	(5,247)	(118,888)
Increase (decrease)	(13,499)	$(355,617)	10,413	$242,786

Class R6 Shares
Shares sold	18,665	$446,279	50,247	$1,105,646
Reinvestment of distributions	555	13,339	5,115	108,434
Shares reacquired	(23,082)	(583,693)	(55,722)	(1,253,222)
Decrease	(3,862)	$(124,075)	(360)	$(39,142)

Focused Growth Fund	Year Ended October 31, 2024		Year Ended October 31, 2023
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	243,241	$6,545,579	291,794	$5,932,512
Shares reacquired	(183,833)	(4,988,829)	(241,803)	(4,859,077)
Increase	59,408	$1,556,750	49,991	$1,073,435

Notes to Financial Statements (continued)

Focused Growth Fund	Year Ended October 31, 2024		Year Ended October 31, 2023
Class C Shares	Shares	Amount	Shares	Amount
Shares sold	30,957	$821,574	43,019	$821,445
Shares reacquired	(32,691)	(832,538)	(50,282)	(967,989)
Decrease	(1,734)	$(10,964)	(7,263)	$(146,544)

Class F Shares
Shares sold	3,622	$102,720	57,576	$1,157,139
Shares reacquired	(43,514)	(1,068,229)	(238,967)	(4,651,433)
Decrease	(39,892)	$(965,509)	(181,391)	$(3,494,294)

Class F3 Shares
Shares reacquired	(23,372)	$(584,954)	(9,377)	$(200,000)
Decrease	(23,372)	$(584,954)	(9,377)	$(200,000)

Class I Shares
Shares sold	1,100,803	$30,634,514	424,770	$8,197,351
Shares reacquired	(636,331)	(18,067,488)	(456,475)	(8,840,517)
Increase (decrease)	464,472	$12,567,026	(31,705)	$(643,166)

Class R3 Shares
Shares sold	2,836	$76,249	8,279	$162,036
Shares reacquired	(2,265)	(65,295)	(1,326)	(27,308)
Increase	571	$10,954	6,953	$134,728

Class R5 Shares
Shares sold	303	$8,903	–	$–
Shares reacquired	(1)	(23)	–	–
Increase	302	$8,880	–	$–

Class R6 Shares
Shares sold	53,694	$1,483,351	24,023	$490,954
Shares reacquired	(11,319)	(318,894)	(45,855)	(1,022,831)
Increase (decrease)	42,375	$1,164,457	(21,832)	$(531,877)

Focused Large Cap Value Fund	Year Ended October 31, 2024		Year Ended October 31, 2023
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	165,291	$1,987,025	438,702	$4,612,795
Reinvestment of distributions	–	–	380,125	3,793,646
Shares reacquired	(289,400)	(3,206,122)	(638,009)	(6,347,965)
Increase (decrease)	(124,109)	$(1,219,097)	180,818	$2,058,476

Class C Shares
Shares sold	15,527	$191,957	54,475	$563,239
Reinvestment of distributions	–	–	140,112	1,399,720
Shares reacquired	(141,465)	(1,808,127)	(263,509)	(2,598,079)
Decrease	(125,938)	$(1,616,170)	(68,922)	$(635,120)

Notes to Financial Statements (continued)

Focused Large Cap Value Fund	Year Ended October 31, 2024		Year Ended October 31, 2023
Class F Shares	Shares	Amount	Shares	Amount
Shares sold	100	$1,200	15,028	$154,105
Reinvestment of distributions	–	–	39,542	402,138
Shares reacquired	(6,644)	(74,629)	(136,753)	(1,411,962)
Decrease	(6,544)	$(73,429)	(82,183)	$(855,719)

Class I Shares
Shares sold	651,663	$8,198,656	534,230	$5,596,687
Reinvestment of distributions	–	–	8,800	91,262
Shares reacquired	(58,380)	(740,095)	(61,726)	(638,447)
Increase	593,283	$7,458,561	481,304	$5,049,502

Class R3 Shares
Shares sold	2,335	$27,178	7,494	$75,603
Reinvestment of distributions	–	–	2,354	23,467
Shares reacquired	(5,715)	(72,316)	(1,030)	(10,394)
Increase (decrease)	(3,380)	$(45,138)	8,818	$88,676

Class R6 Shares
Shares sold	51,066	$592,926	57,467	$569,841
Shares reacquired	(7,288)	(96,807)	(29,253)	(281,274)
Increase	43,778	$496,119	28,214	$288,567

Focused Small Cap Value Fund	Year Ended October 31, 2024		Year Ended October 31, 2023
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	40,150	$1,030,684	90,085	$2,163,312
Reinvestment of distributions	82	1,918	25,989	616,189
Shares reacquired	(107,922)	(2,834,077)	(260,901)	(6,206,783)
Decrease	(67,690)	$(1,801,475)	(144,827)	$(3,427,282)

Class C Shares
Shares sold	4,821	$133,642	7,684	$194,560
Reinvestment of distributions	–	–	4,655	117,495
Shares reacquired	(27,565)	(762,688)	(47,364)	(1,208,648)
Decrease	(22,744)	$(629,046)	(35,025)	$(896,593)

Class F Shares
Shares sold	7,258	$217,250	40,005	$1,068,703
Reinvestment of distributions	–	–	29,167	757,173
Shares reacquired	(114,265)	(3,101,424)	(721,257)	(19,071,679)
Decrease	(107,007)	$(2,884,174)	(652,085)	$(17,245,803)

Class I Shares
Shares sold	57,922	$1,567,643	463,843	$12,175,706
Reinvestment of distributions	7,851	200,592	116,433	3,013,299
Shares reacquired	(514,490)	(14,426,177)	(730,955)	(18,938,486)
Decrease	(448,717)	$(12,657,942)	(150,679)	$(3,749,481)

Notes to Financial Statements (continued)

Focused Small Cap Value Fund	Year Ended October 31, 2024		Year Ended October 31, 2023
Class R5 Shares	Shares	Amount	Shares	Amount
Shares sold	478	$13,491	739	$19,269
Reinvestment of distributions	18	470	390	10,094
Shares reacquired	(7,688)	(230,485)	(3,832)	(102,178)
Decrease	(7,192)	$(216,524)	(2,703)	$(72,815)

Class R6 Shares
Shares sold	107,822	$3,051,640	60,545	$1,579,333
Reinvestment of distributions	697	17,848	9,411	244,121
Shares reacquired	(346,363)	(10,073,620)	(54,084)	(1,430,558)
Increase (decrease)	(237,844)	$(7,004,132)	15,872	$392,896

Fundamental Equity Fund	Year Ended October 31, 2024		Year Ended October 31, 2023
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	2,032,053	$29,106,533	5,817,001	$71,685,540
Reinvestment of distributions	745,895	9,368,436	4,811,465	59,132,901
Shares reacquired	(11,133,186)	(159,290,622)	(16,370,453)	(201,077,342)
Decrease	(8,355,238)	$(120,815,653)	(5,741,987)	$(70,258,901)

Class C Shares
Shares sold	176,811	$2,134,692	525,769	$5,564,511
Reinvestment of distributions	3,390	36,415	192,213	2,022,083
Shares reacquired	(803,886)	(9,769,376)	(2,000,443)	(20,802,861)
Decrease	(623,685)	$(7,598,269)	(1,282,461)	$(13,216,267)

Class F Shares
Shares sold	53,635	$760,669	244,155	$2,942,114
Reinvestment of distributions	19,571	241,895	301,494	3,648,074
Shares reacquired	(561,535)	(7,724,527)	(4,128,463)	(50,689,204)
Decrease	(488,329)	$(6,721,963)	(3,582,814)	$(44,099,016)

Class F3 Shares
Shares sold	227,193	$3,335,464	279,670	$3,465,451
Reinvestment of distributions	16,438	209,753	78,825	984,530
Shares reacquired	(334,873)	(4,906,005)	(340,484)	(4,244,834)
Increase (decrease)	(91,242)	$(1,360,788)	18,011	$205,147

Class I Shares
Shares sold	14,323,755	$207,032,894	5,958,470	$74,274,943
Reinvestment of distributions	508,007	6,426,288	2,480,521	30,708,848
Shares reacquired	(28,544,127)	(390,744,797)	(7,817,943)	(96,243,294)
Increase (decrease)	(13,712,365)	$(177,285,615)	621,048	$8,740,497

Class P Shares
Shares sold	25,652	$361,580	23,226	$276,684
Reinvestment of distributions	1,905	23,325	17,698	212,025
Shares reacquired	(110,447)	(1,526,627)	(98,014)	(1,150,340)
Decrease	(82,890)	$(1,141,722)	(57,090)	$(661,631)

Notes to Financial Statements (continued)

Fundamental Equity Fund	Year Ended October 31, 2024		Year Ended October 31, 2023
Class R2 Shares	Shares	Amount	Shares	Amount
Shares sold	20,179	$301,588	18,595	$220,064
Reinvestment of distributions	924	11,293	8,910	106,559
Shares reacquired	(58,840)	(806,608)	(32,598)	(391,095)
Decrease	(37,737)	$(493,727)	(5,093)	$(64,472)

Class R3 Shares
Shares sold	438,351	$6,143,532	833,323	$9,989,238
Reinvestment of distributions	31,529	386,546	268,814	3,228,451
Shares reacquired	(1,169,578)	(16,237,240)	(1,392,780)	(16,638,140)
Decrease	(699,698)	$(9,707,162)	(290,643)	$(3,420,451)

Class R4 Shares
Shares sold	105,834	$1,556,951	33,295	$403,691
Reinvestment of distributions	1,871	23,347	12,702	155,223
Shares reacquired	(50,886)	(733,531)	(73,050)	(887,564)
Increase (decrease)	56,819	$846,767	(27,053)	$(328,650)

Class R5 Shares
Shares sold	12,999	$184,535	9,846	$120,583
Reinvestment of distributions	735	9,302	3,443	42,656
Shares reacquired	(7,967)	(114,124)	(10,242)	(126,196)
Increase	5,767	$79,713	3,047	$37,043

Class R6 Shares
Shares sold	185,173	$2,750,198	156,609	$1,937,351
Reinvestment of distributions	4,168	53,221	18,548	231,856
Shares reacquired	(174,988)	(2,610,656)	(186,387)	(2,322,921)
Increase (decrease)	14,353	$192,763	(11,230)	$(153,714)

Global Equity Fund	Year Ended October 31, 2024		Year Ended October 31, 2023
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	108,951	$1,648,220	95,394	$1,186,042
Reinvestment of distributions	3,607	50,900	2,590	29,997
Shares reacquired	(77,749)	(1,209,537)	(54,781)	(673,611)
Increase	34,809	$489,583	43,203	$542,428

Class C Shares
Shares sold	15,107	$223,600	10,926	$137,594
Reinvestment of distributions	62	864	–	–
Shares reacquired	(10,046)	(155,006)	(17,687)	(217,612)
Increase (decrease)	5,123	$69,458	(6,761)	$(80,018)

Class F Shares
Shares sold	9,246	$146,522	5,557	$72,403
Reinvestment of distributions	88	1,246	89	1,031
Shares reacquired	(15,899)	(247,553)	(29,446)	(373,629)
Decrease	(6,565)	$(99,785)	(23,800)	$(300,195)

Notes to Financial Statements (continued)

Global Equity Fund	Year Ended October 31, 2024		Year Ended October 31, 2023
Class I Shares	Shares	Amount	Shares	Amount
Shares sold	2,458,603	$39,599,414	191,026	$2,256,212
Reinvestment of distributions	3,521	49,721	1,667	19,301
Shares reacquired	(187,244)	(3,054,230)	(27,176)	(341,817)
Increase	2,274,880	$36,594,905	165,517	$1,933,696

Class R3 Shares
Shares sold	2,943	$45,960	5,486	$67,834
Reinvestment of distributions	293	4,105	139	1,593
Shares reacquired	(1,676)	(26,718)	(2,017)	(24,934)
Increase	1,560	$23,347	3,608	$44,493

Class R4 Shares
Shares sold	–	$–	1,313	$15,907
Reinvestment of distributions	–	–	336	3,891
Shares reacquired	–	–	(45,699)	(576,186)
Decrease	–	$–	(44,050)	$(556,388)

Class R6 Shares
Shares sold	68,762	$1,073,367	292,255	$3,445,998
Reinvestment of distributions	2,297	32,478	230	2,664
Shares reacquired	(17,449)	(275,681)	(99,294)	(1,276,419)
Increase	53,610	$830,164	193,191	$2,172,243

Growth Leaders Fund	Year Ended October 31, 2024		Year Ended October 31, 2023
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	6,790,407	$248,546,608	9,799,730	$263,735,339
Shares reacquired	(9,691,320)	(358,441,681)	(15,243,394)	(409,563,713)
Decrease	(2,900,913)	$(109,895,073)	(5,443,664)	$(145,828,374)

Class C Shares
Shares sold	1,322,670	$41,677,148	1,835,799	$43,080,014
Shares reacquired	(5,681,288)	(177,851,760)	(7,651,040)	(178,305,832)
Decrease	(4,358,618)	$(136,174,612)	(5,815,241)	$(135,225,818)

Class F Shares
Shares sold	621,224	$23,538,744	2,750,992	$74,464,460
Shares reacquired	(3,245,336)	(123,887,770)	(22,526,141)	(621,403,093)
Decrease	(2,624,112)	$(100,349,026)	(19,775,149)	$(546,938,633)

Class F3 Shares
Shares sold	1,788,800	$71,111,211	3,154,726	$89,586,052
Shares reacquired	(4,614,792)	(179,150,801)	(5,525,326)	(159,968,983)
Decrease	(2,825,992)	$(108,039,590)	(2,370,600)	$(70,382,931)

Class I Shares
Shares sold	17,087,546	$660,415,269	33,639,902	$942,684,516
Shares reacquired	(25,306,909)	(966,551,090)	(35,906,580)	(1,012,640,198)
Decrease	(8,219,363)	$(306,135,821)	(2,266,678)	$(69,955,682)

Notes to Financial Statements (continued)

Growth Leaders Fund	Year Ended October 31, 2024		Year Ended October 31, 2023
Class R2 Shares	Shares	Amount	Shares	Amount
Shares sold	17,817	$626,851	19,469	$521,016
Shares reacquired	(23,027)	(800,826)	(49,359)	(1,341,106)
Decrease	(5,210)	$(173,975)	(29,890)	$(820,090)

Class R3 Shares
Shares sold	189,221	$6,718,893	228,099	$5,886,402
Shares reacquired	(219,328)	(7,768,971)	(197,878)	(5,256,433)
Increase (decrease)	(30,107)	$(1,050,078)	30,221	$629,969

Class R4 Shares
Shares sold	70,256	$2,699,082	143,391	$3,838,372
Shares reacquired	(81,872)	(2,932,651)	(208,772)	(5,644,796)
Decrease	(11,616)	$(233,569)	(65,381)	$(1,806,424)

Class R5 Shares
Shares sold	80,645	$3,195,452	79,908	$2,190,831
Shares reacquired	(142,281)	(5,753,990)	(113,452)	(3,271,243)
Decrease	(61,636)	$(2,558,538)	(33,544)	$(1,080,412)

Class R6 Shares
Shares sold	551,881	$21,383,711	1,321,086	$37,851,210
Shares reacquired	(1,327,188)	(53,181,799)	(1,890,861)	(54,756,178)
Decrease	(775,307)	$(31,798,088)	(569,775)	$(16,904,968)

Health Care Fund	Year Ended October 31, 2024		Year Ended October 31, 2023
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	24,814	$468,028	104,328	$1,827,096
Shares reacquired	(46,389)	(854,397)	(40,085)	(703,652)
Increase (decrease)	(21,575)	$(386,369)	64,243	$1,123,444

Class C Shares
Shares sold	8,882	$158,820	32,745	$546,871
Shares reacquired	(6,762)	(113,247)	(6,728)	(110,751)
Increase	2,120	$45,573	26,017	$436,120

Class F Shares
Shares reacquired	(1,631)	(32,110)	(10,508)	(183,838)
Decrease	(1,631)	$(32,110)	(10,508)	$(183,838)

Class I Shares
Shares sold	65	$1,250	3,730	$67,827
Shares reacquired	(1,039)	(17,518)	(1,483)	(25,582)
Increase (decrease)	(974)	$(16,268)	2,247	$42,245

Class R3 Shares
Shares sold	890	$17,053	931	$15,935
Shares reacquired	(927)	(17,750)	–	(0)
Increase (decrease)	(37)	$(697)	931	$15,935

Notes to Financial Statements (continued)

Health Care Fund	Year Ended October 31, 2024		Year Ended October 31, 2023
Class R6 Shares	Shares	Amount	Shares	Amount
Shares sold	23,576	$426,150	21,502	$379,847
Reinvestment of distributions	–	–	2	28
Shares reacquired	(21,038)	(398,886)	(27,859)	(493,546)
Increase (decrease)	2,538	$27,264	(6,355)	$(113,671)

International Equity Fund	Year Ended October 31, 2024		Year Ended October 31, 2023
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	464,420	$6,801,271	1,292,618	$17,139,170
Reinvestment of distributions	183,193	2,478,595	220,199	2,732,673
Shares reacquired	(1,409,548)	(20,688,662)	(2,075,058)	(27,235,388)
Decrease	(761,935)	$(11,408,796)	(562,241)	$(7,363,545)

Class C Shares
Shares sold	7,796	$111,238	58,820	$787,426
Reinvestment of distributions	533	7,262	3,857	47,985
Shares reacquired	(44,051)	(651,847)	(308,644)	(4,017,124)
Decrease	(35,722)	$(533,347)	(245,967)	$(3,181,713)

Class F Shares
Shares sold	8,121	$116,322	25,249	$332,335
Reinvestment of distributions	5,319	71,695	14,064	173,823
Shares reacquired	(52,811)	(745,843)	(413,760)	(5,410,134)
Decrease	(39,371)	$(557,826)	(374,447)	$(4,903,976)

Class F3 Shares
Shares sold	361,526	$5,615,698	597,819	$8,027,947
Reinvestment of distributions	18,211	250,220	11,725	147,620
Shares reacquired	(312,016)	(4,636,975)	(175,669)	(2,328,059)
Increase	67,721	$1,228,943	433,875	$5,847,508

Class I Shares
Shares sold	538,123	$8,000,414	1,515,911	$20,109,148
Reinvestment of distributions	208,705	2,859,264	237,665	2,985,070
Shares reacquired	(2,209,443)	(32,246,378)	(1,253,773)	(16,874,196)
Increase (decrease)	(1,462,615)	$(21,386,700)	499,803	$6,220,022

Class P Shares
Shares sold	–	$5	–	$–
Reinvestment of distributions	13	174	15	186
Shares reacquired	(10)	(138)	(5)	(62)
Increase	3	$41	10	$124

Class R2 Shares
Shares sold	1,733	$26,051	2,192	$28,652
Reinvestment of distributions	200	2,720	213	2,657
Shares reacquired	(964)	(14,886)	(1,124)	(14,395)
Increase	969	$13,885	1,281	$16,914

Notes to Financial Statements (continued)

International Equity Fund	Year Ended October 31, 2024		Year Ended October 31, 2023
Class R3 Shares	Shares	Amount	Shares	Amount
Shares sold	115,904	$1,612,080	120,063	$1,562,655
Reinvestment of distributions	5,450	72,590	6,714	82,045
Shares reacquired	(117,351)	(1,719,615)	(122,392)	(1,583,167)
Increase (decrease)	4,003	$(34,945)	4,385	$61,533

Class R4 Shares
Shares sold	50,584	$750,819	27,918	$363,478
Reinvestment of distributions	1,876	25,256	2,376	29,323
Shares reacquired	(18,365)	(255,102)	(32,913)	(432,152)
Increase (decrease)	34,095	$520,973	(2,619)	$(39,351)

Class R5 Shares
Shares sold	15,058	$232,145	951	$12,279
Reinvestment of distributions	22	306	38	474
Shares reacquired	(633)	(9,719)	(1,083)	(14,364)
Increase (decrease)	14,447	$222,732	(94)	$(1,611)

Class R6 Shares
Shares sold	113,278	$1,745,752	75,576	$1,011,033
Reinvestment of distributions	2,284	31,357	1,890	23,776
Shares reacquired	(81,239)	(1,262,562)	(41,729)	(547,729)
Increase	34,323	$514,547	35,737	$487,080

International Opportunities Fund	Year Ended October 31, 2024		Year Ended October 31, 2023
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	337,786	$6,228,851	874,702	$15,172,885
Reinvestment of distributions	79,306	1,418,777	93,159	1,482,166
Shares reacquired	(898,099)	(16,586,736)	(1,323,783)	(22,667,125)
Decrease	(481,007)	$(8,939,108)	(355,922)	$(6,012,074)

Class C Shares
Shares sold	13,331	$225,371	58,308	$938,752
Reinvestment of distributions	2,091	34,511	4,183	61,357
Shares reacquired	(143,806)	(2,444,330)	(272,316)	(4,272,388)
Decrease	(128,384)	$(2,184,448)	(209,825)	$(3,272,279)

Class F Shares
Shares sold	52,875	$952,095	99,676	$1,663,690
Reinvestment of distributions	3,553	62,998	15,662	246,987
Shares reacquired	(154,061)	(2,783,392)	(807,474)	(13,642,425)
Decrease	(97,633)	$(1,768,299)	(692,136)	$(11,731,748)

Class F3 Shares
Shares sold	331,732	$6,345,593	543,875	$9,649,321
Reinvestment of distributions	28,542	531,450	32,091	530,783
Shares reacquired	(462,156)	(8,927,912)	(606,382)	(10,798,693)
Decrease	(101,882)	$(2,050,869)	(30,416)	$(618,589)

Notes to Financial Statements (continued)

International Opportunities Fund	Year Ended October 31, 2024		Year Ended October 31, 2023
Class I Shares	Shares	Amount	Shares	Amount
Shares sold	506,560	$9,783,283	1,520,278	$27,031,912
Reinvestment of distributions	143,054	2,643,636	175,827	2,888,844
Shares reacquired	(1,495,895)	(28,750,458)	(3,037,915)	(52,721,518)
Decrease	(846,281)	$(16,323,539)	(1,341,810)	$(22,800,762)

Class P Shares
Shares sold	106	$2,042	206	$3,576
Reinvestment of distributions	9	164	96	1,575
Shares reacquired	(1)	(22)	(6,453)	(114,718)
Increase (decrease)	114	$2,184	(6,151)	$(109,567)

Class R2 Shares
Shares sold	25,823	$459,970	39,675	$672,429
Reinvestment of distributions	893	15,677	1,834	28,634
Shares reacquired	(31,939)	(575,716)	(83,728)	(1,415,985)
Decrease	(5,223)	$(100,069)	(42,219)	$(714,922)

Class R3 Shares
Shares sold	35,323	$634,054	79,090	$1,333,049
Reinvestment of distributions	3,951	69,218	4,001	62,415
Shares reacquired	(74,467)	(1,349,416)	(79,267)	(1,326,143)
Increase (decrease)	(35,193)	$(646,144)	3,824	$69,321

Class R4 Shares
Shares sold	21,391	$398,112	49,093	$849,954
Reinvestment of distributions	1,308	23,276	1,722	27,251
Shares reacquired	(23,992)	(444,218)	(38,577)	(638,563)
Increase (decrease)	(1,293)	$(22,830)	12,238	$238,642

Class R5 Shares
Shares sold	7,943	$151,450	12,296	$216,259
Reinvestment of distributions	2,101	38,823	2,367	38,883
Shares reacquired	(24,630)	(479,413)	(15,519)	(276,627)
Decrease	(14,586)	$(289,140)	(856)	$(21,485)

Class R6 Shares
Shares sold	193,693	$3,715,720	202,444	$3,604,403
Reinvestment of distributions	12,779	237,944	14,537	240,440
Shares reacquired	(297,937)	(5,790,428)	(278,278)	(4,890,506)
Decrease	(91,465)	$(1,836,764)	(61,297)	$(1,045,663)

International Value Fund	Year Ended October 31, 2024		Year Ended October 31, 2023
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	1,444,606	$11,337,300	2,818,912	$20,204,241
Reinvestment of distributions	953,280	7,514,310	791,975	5,631,434
Shares reacquired	(4,338,506)	(34,078,473)	(5,173,293)	(36,655,772)
Decrease	(1,940,620)	$(15,226,863)	(1,562,406)	$(10,820,097)

Notes to Financial Statements (continued)

International Value Fund	Year Ended October 31, 2024		Year Ended October 31, 2023
Class C Shares	Shares	Amount	Shares	Amount
Shares sold	28,853	$235,311	64,834	$453,287
Reinvestment of distributions	9,131	71,194	10,494	74,098
Shares reacquired	(218,628)	(1,732,779)	(498,049)	(3,515,961)
Decrease	(180,644)	$(1,426,274)	(422,721)	$(2,988,576)

Class F Shares
Shares sold	24,567	$190,799	73,263	$534,737
Reinvestment of distributions	23,345	185,553	25,003	178,118
Shares reacquired	(137,656)	(1,085,492)	(987,882)	(6,991,102)
Decrease	(89,744)	$(709,140)	(889,616)	$(6,278,247)

Class F3 Shares
Shares sold	946,414	$7,583,162	1,302,248	$9,438,522
Reinvestment of distributions	156,150	1,244,211	122,563	879,787
Shares reacquired	(1,096,721)	(8,730,519)	(935,918)	(6,744,672)
Increase	5,843	$96,854	488,893	$3,573,637

Class I Shares
Shares sold	3,182,806	$24,214,477	1,372,832	$9,932,551
Reinvestment of distributions	705,092	5,613,354	566,609	4,064,658
Shares reacquired	(3,908,956)	(31,018,018)	(2,589,802)	(18,672,729)
Decrease	(21,058)	$(1,190,187)	(650,361)	$(4,675,520)

Class R2 Shares
Shares sold	795	$6,410	2,941	$21,059
Reinvestment of distributions	243	1,964	232	1,703
Shares reacquired	(1,668)	(13,952)	(2,510)	(18,425)
Increase (decrease)	(630)	$(5,578)	663	$4,337

Class R3 Shares
Shares sold	68,685	$538,912	126,492	$920,100
Reinvestment of distributions	23,495	186,846	24,430	176,067
Shares reacquired	(373,943)	(2,933,143)	(215,127)	(1,552,754)
Decrease	(281,763)	$(2,207,385)	(64,205)	$(456,587)

Class R4 Shares
Shares sold	5,465	$41,334	5,577	$39,671
Reinvestment of distributions	692	5,448	591	4,200
Shares reacquired	(1,397)	(10,369)	(8,200)	(60,086)
Increase (decrease)	4,760	$36,413	(2,032)	$(16,215)

Class R5 Shares
Shares sold	17	$132	34	$235
Reinvestment of distributions	–	2	1	7
Shares reacquired	(4)	(31)	(760)	(5,143)
Increase (decrease)	13	$103	(725)	$(4,901)

Notes to Financial Statements (continued)

International Value Fund	Year Ended October 31, 2024		Year Ended October 31, 2023
Class R6 Shares	Shares	Amount	Shares	Amount
Shares sold	29,318	$229,035	60,550	$429,049
Reinvestment of distributions	3,014	23,917	3,011	21,603
Shares reacquired	(55,666)	(440,541)	(51,540)	(364,056)
Increase (decrease)	(23,334)	$(187,589)	12,021	$86,596

Micro Cap Growth Fund	Year Ended October 31, 2024		Year Ended October 31, 2023
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	132,734	$1,863,186	234,823	$3,217,331
Shares reacquired	(682,763)	(9,574,546)	(662,954)	(8,849,758)
Decrease	(550,029)	$(7,711,360)	(428,131)	$(5,632,427)

Class C Shares
Shares sold	9,782	$168,474	21,971	$365,282
Shares reacquired	(87,706)	(1,520,608)	(79,663)	(1,269,192)
Decrease	(77,924)	$(1,352,134)	(57,692)	$(903,910)

Class F Shares
Shares sold	20,421	$362,778	52,378	$886,989
Shares reacquired	(482,558)	(8,537,841)	(1,678,801)	(28,248,398)
Decrease	(462,137)	$(8,175,063)	(1,626,423)	$(27,361,409)

Class I Shares
Shares sold	565,952	$9,914,853	2,333,185	$39,495,337
Shares reacquired	(1,988,609)	(35,035,783)	(2,038,930)	(33,194,231)
Increase (decrease)	(1,422,657)	$(25,120,930)	294,255	$6,301,106

Value Opportunities Fund	Year Ended October 31, 2024		Year Ended October 31, 2023
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	1,805,504	$33,174,912	3,069,030	$50,098,265
Reinvestment of distributions	531,708	8,618,986	3,241,772	51,706,261
Shares reacquired	(5,909,709)	(108,782,214)	(8,938,104)	(145,605,865)
Decrease	(3,572,497)	$(66,988,316)	(2,627,302)	$(43,801,339)

Class C Shares
Shares sold	82,392	$1,203,747	200,000	$2,649,995
Reinvestment of distributions	41,498	534,075	338,090	4,327,553
Shares reacquired	(987,531)	(14,515,632)	(1,531,086)	(19,776,922)
Decrease	(863,641)	$(12,777,810)	(992,996)	$(12,799,374)

Class F Shares
Shares sold	42,649	$824,591	207,865	$3,476,115
Reinvestment of distributions	25,962	435,384	372,103	6,135,983
Shares reacquired	(359,943)	(6,863,306)	(3,288,888)	(55,882,809)
Decrease	(291,332)	$(5,603,331)	(2,708,920)	$(46,270,711)

Notes to Financial Statements (concluded)

Value Opportunities Fund	Year Ended October 31, 2024		Year Ended October 31, 2023
Class F3 Shares	Shares	Amount	Shares	Amount
Shares sold	758,554	$15,108,044	1,015,062	$17,576,579
Reinvestment of distributions	177,934	3,104,946	932,888	15,989,697
Shares reacquired	(2,275,065)	(45,380,190)	(2,348,711)	(41,034,297)
Decrease	(1,338,577)	$(27,167,200)	(400,761)	$(7,468,021)

Class I Shares
Shares sold	6,751,884	$144,290,734	2,777,507	$48,635,765
Reinvestment of distributions	237,110	4,087,773	1,196,979	20,288,797
Shares reacquired	(2,776,255)	(54,338,289)	(3,897,297)	(67,202,845)
Increase	4,212,739	$94,040,218	77,189	$1,721,717

Class P Shares
Shares sold	67,337	$1,227,711	72,201	$1,130,451
Reinvestment of distributions	10,713	167,762	70,733	1,091,406
Shares reacquired	(226,916)	(4,082,708)	(203,136)	(3,218,389)
Decrease	(148,866)	$(2,687,235)	(60,202)	$(996,532)

Class R2 Shares
Shares sold	25,636	$436,048	30,985	$465,734
Reinvestment of distributions	4,145	62,296	25,906	384,437
Shares reacquired	(91,437)	(1,533,421)	(70,281)	(1,055,609)
Decrease	(61,656)	$(1,035,077)	(13,390)	$(205,438)

Class R3 Shares
Shares sold	161,024	$2,833,992	294,829	$4,584,848
Reinvestment of distributions	27,147	417,247	179,093	2,715,045
Shares reacquired	(437,773)	(7,684,105)	(602,251)	(9,235,023)
Decrease	(249,602)	$(4,432,866)	(128,329)	$(1,935,130)

Class R4 Shares
Shares sold	171,577	$3,192,315	177,604	$2,866,030
Reinvestment of distributions	26,401	427,171	152,963	2,436,699
Shares reacquired	(454,328)	(8,472,911)	(388,834)	(6,302,388)
Decrease	(256,350)	$(4,853,425)	(58,267)	$(999,659)

Class R5 Shares
Shares sold	12,267	$238,895	17,230	$298,110
Reinvestment of distributions	966	16,672	4,343	73,662
Shares reacquired	(9,187)	(184,558)	(30,663)	(538,518)
Increase (decrease)	4,046	$71,009	(9,090)	$(166,746)

Class R6 Shares
Shares sold	227,022	$4,629,078	356,203	$6,186,058
Reinvestment of distributions	23,461	408,929	130,086	2,227,078
Shares reacquired	(872,026)	(18,233,085)	(523,518)	(9,238,532)
Decrease	(621,543)	$(13,195,078)	(37,229)	$(825,396)

Report of Independent Registered Public Accounting Firm

To the shareholders and the Board of Trustees of Lord Abbett Securities Trust

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of Lord Abbett Securities Trust comprising the Lord Abbett Alpha Strategy Fund, Lord Abbett Focused Growth Fund, Lord Abbett Focused Large Cap Value Fund, Lord Abbett Focused Small Cap Value Fund, Lord Abbett Fundamental Equity Fund, Lord Abbett Global Equity Fund, Lord Abbett Growth Leaders Fund, Lord Abbett Health Care Fund, Lord Abbett International Equity Fund, Lord Abbett International Opportunities Fund, Lord Abbett International Value Fund, Lord Abbett Micro Cap Growth Fund, and Lord Abbett Value Opportunities Fund (the “Funds”), including the schedules of investments, as of October 31, 2024, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the funds listed above constituting Lord Abbett Securities Trust as of October 31, 2024, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2024, by correspondence with the custodian or counterparties; when replies were not received from counterparties, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP
New York, New York
December 20, 2024

We have served as the auditor of one or more Lord Abbett Family of Funds’ investment companies since 1932.

Investments in Underlying Funds (unaudited)

Alpha Strategy Fund invests in Underlying Funds managed by Lord Abbett. As of October 31, 2024, Alpha Strategy Fund's long-term investments were allocated among the Underlying Funds as follows:

Underlying Fund Name	%
Lord Abbett Developing Growth Fund, Inc. - Class I	20.05%
Lord Abbett Securities Trust-Focused Small Cap Value Fund - Class I	10.01%
Lord Abbett Securities Trust-International Opportunities Fund - Class I	19.21%
Lord Abbett Securities Trust-Micro Cap Growth Fund - Class I	10.31%
Lord Abbett Research Fund, Inc.-Small Cap Value Fund - Class I	20.15%
Lord Abbett Securities Trust-Value Opportunities Fund - Class I	20.27%
Total	100.00%

The Ten Largest Holdings and the Holdings by Sector as of October 31, 2024 for each Underlying Fund are presented below. Each Underlying Fund’s annual and semiannual reports, which are sent to shareholders and filed with the SEC, contain information about the Underlying Fund’s portfolio holdings, including a complete schedule of holdings. A complete schedule of holdings for each Underlying Fund is also filed with the SEC on Form N-PORT as of the end of each respective Underlying Fund’s first and third quarters. In addition, on or about the first day of the second month following each calendar quarter-end, each Fund makes publicly available a complete schedule of its portfolio holdings as of the last day of each such quarter. The information for the most recently ended calendar quarter may be viewed at www.lordabbett.com or requested at no charge by calling Lord Abbett at 888-522-2388.

Lord Abbett Developing Growth Fund, Inc.

Ten Largest Holdings	% of Investments
Cava Group, Inc.	2.43%
Glaukos Corp.	2.16%
Reddit, Inc.	2.12%
Piper Sandler Cos.	2.08%
Loar Holdings, Inc.	2.08%
CyberArk Software Ltd.	2.07%
Zeta Global Holdings Corp.	1.99%
Sweetgreen, Inc.	1.97%
Comfort Systems USA, Inc.	1.89%
Hamilton Lane, Inc.	1.87%

Holdings by Sector	% of Investments
Communication Services	2.38%
Consumer Discretionary	12.18%
Consumer Staples	4.69%
Financials	6.42%
Health Care	25.16%
Industrials	17.61%
Information Technology	29.02%
Repurchase Agreements	2.51%
Time Deposits	0.00%
Money Market Funds	0.03%
Total	100.00%

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Securities Trust - Focused Small Cap Value Fund

Ten Largest Holdings	% of Investments
Brady Corp.	3.15%
Advanced Energy Industries, Inc.	3.11%
Avient Corp.	3.01%
White Mountains Insurance Group Ltd.	3.00%
Brunswick Corp.	2.99%
Belden, Inc.	2.96%
Prosperity Bancshares, Inc.	2.78%
Turning Point Brands, Inc.	2.74%
Leonardo DRS, Inc.	2.68%
Mirion Technologies, Inc.	2.65%

Holding by Sector	% of Investments
Communication Services	2.24%
Consumer Discretionary	7.94%
Consumer Staples	2.74%
Energy	8.24%
Financials	29.35%
Health Care	6.82%
Industrials	15.33%
Information Technology	16.11%
Materials	6.57%
Real Estate	4.11%
Repurchase Agreements	0.55%
Total	100.00%

Lord Abbett Securities Trust - International Opportunities Fund

Ten Largest Holdings	% of Investments
Sanwa Holdings Corp.	2.30%
Tel Aviv Stock Exchange Ltd.	1.88%
Okinawa Cellular Telephone Co.	1.84%
BAWAG Group AG	1.81%
Alamos Gold, Inc.	1.77%
Freenet AG	1.76%
First Capital Real Estate Investment Trust	1.69%
TAG Immobilien AG	1.66%
North West Co., Inc.	1.66%
Chemring Group PLC	1.61%

Holdings by Sector	% of Investments
Communication Services	6.26%
Consumer Discretionary	11.36%
Consumer Staples	9.91%
Energy	3.06%
Financials	13.92%
Health Care	3.49%
Industrials	17.81%
Information Technology	11.94%
Materials	8.77%
Real Estate	7.63%
Utilities	2.21%
Repurchase Agreements	3.64%
Total	100.00%

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Securities Trust - Micro Cap Growth Fund

Ten Largest Holdings	% of Investments
Tarsus Pharmaceuticals, Inc.	3.18%
VSE Corp.	2.69%
Zeta Global Holdings Corp.	2.58%
Alkami Technology, Inc.	2.54%
PROCEPT BioRobotics Corp.	2.42%
Vital Farms, Inc.	2.30%
Sweetgreen, Inc.	2.28%
Arcellx, Inc.	2.20%
Willdan Group, Inc.	2.20%
GeneDx Holdings Corp.	2.17%

Holdings by Sector	% of Investments
Communication Services	3.31%
Consumer Discretionary	9.53%
Consumer Staples	7.32%
Financials	6.22%
Health Care	35.51%
Industrials	15.01%
Information Technology	21.29%
Repurchase Agreements	0.40%
Time Deposits	0.14%
Money Market Funds	1.27%
Total	100.00%

Lord Abbett Research, Inc. - Small Cap Value Fund

Ten Largest Holdings	% of Investments
CommVault Systems, Inc.	3.19%
Belden, Inc.	2.76%
Permian Resources Corp.	2.58%
Advanced Energy Industries, Inc.	2.34%
Brady Corp.	2.23%
Turning Point Brands, Inc.	2.20%
Leonardo DRS, Inc.	2.16%
Mirion Technologies, Inc.	2.10%
Avient Corp.	2.02%
Wintrust Financial Corp.	1.92%

Investments in Underlying Funds (unaudited)(concluded)

Holdings by Sector	% of Investments
Communication Services	3.27%
Consumer Discretionary	8.07%
Consumer Staples	2.19%
Energy	8.06%
Financials	26.58%
Health Care	6.45%
Industrials	17.04%
Information Technology	15.46%
Materials	6.19%
Real Estate	4.05%
Utilities	1.60%
Repurchase Agreements	1.04%
Total	100.00%

Lord Abbett Securities Trust - Value Opportunities Fund

Ten Largest Holdings	% of Investments
CommVault Systems, Inc.	3.03%
TPG, Inc.	2.68%
BJ’s Wholesale Club Holdings, Inc.	2.20%
Belden, Inc.	2.17%
Allegion PLC	2.14%
EMCOR Group, Inc.	2.10%
Permian Resources Corp.	1.97%
Descartes Systems Group, Inc.	1.93%
Cboe Global Markets, Inc.	1.92%
Expand Energy Corp.	1.89%

Holdings by Sector	% of Investments
Communication Services	1.52%
Consumer Discretionary	10.12%
Consumer Staples	2.20%
Energy	5.46%
Financials	17.10%
Health Care	10.36%
Industrials	21.18%
Information Technology	17.32%
Materials	5.85%
Real Estate	3.77%
Utilities	2.51%
Repurchase Agreements	1.03%
Time Deposits	0.16%
Money Market Funds	1.42%
Total	100.00%

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period.

Proxy Disclosures

There were no matters submitted to a vote of shareholders during the period.

Remuneration Paid to Trustees, Officers, and Others

Remuneration paid to trustees, officers, and others is included in “Trustees’ Remuneration” under Item 7 of this Form N-CSR.

Tax Information (unaudited)

The percentages below reflect the portion of ordinary income distributions that are eligible for the corporate dividend received deduction (DRD) and qualified dividend income (QDI) for individual shareholders:

Fund Name	DRD	QDI
Alpha Strategy Fund	100%	100%
Focused Small Cap Value Fund	100%	100%
Fundamental Equity Fund	100%	100%
Global Equity Fund	43%	100%
International Equity Fund	0%	100%
International Opportunities Fund	0%	100%
International Value Fund	0%	100%
Value Opportunities Fund	100%	100%

Of the distributions paid to the shareholders during the most recently ended fiscal year, the following amounts represent long-term capital gains:

Fund Name	Long-Term Capital Gains
Alpha Strategy Fund	$2,616,071
Fundamental Equity Fund	12,232,035
Value Opportunities Fund	13,979,488

The Funds listed below intend to pass through foreign source income and foreign taxes as follows:

Fund Name	Foreign Source Income	Foreign Taxes
Alpha Strategy Fund	$528,780	$271,579
International Equity Fund	5,444,352	692,939
International Opportunities Fund	6,717,110	1,084,038
International Value Fund	14,614,960	868,603

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by
LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Securities Trust

Lord Abbett Alpha Strategy Fund

Lord Abbett Focused Growth Fund

Lord Abbett Focused Large Cap Value Fund

Lord Abbett Focused Small Cap Value Fund

Lord Abbett Fundamental Equity Fund

Lord Abbett Global Equity Fund

Lord Abbett Growth Leaders Fund

Lord Abbett Health Care Fund

Lord Abbett International Equity Fund

Lord Abbett International Opportunities Fund

Lord Abbett International Value Fund

Lord Abbett Micro-Cap Growth Fund

Lord Abbett Value Opportunities Fund

LST-2 (12/24)

Item 12:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.

Item 13:	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 14:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.

Item 15:	Submission of Matters to a Vote of Security Holders.
Not applicable.

Item 16:	Controls and Procedures.
(a)	The principal executive officer and principal financial & accounting officer have concluded as of a date within 90 days of the filing date of this report, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), that the design of such procedures is effective to provide reasonable assurance that material information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17:	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.
Not applicable.

Item 18:	Recovery of Erroneously Awarded Compensation.
Not applicable.

Item 19:	Exhibits.
(a)(1)	The Lord Abbett Family of Funds Sarbanes-Oxley Code of Ethics for the Principal Executive Officer and Senior Financial Officers is attached hereto as part of EX-99.CODEETH.

(a)(2)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(b)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT SECURITIES TRUST

By:	/s/ Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer
(Principal Executive Officer)

Date: December 20, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer
(Principal Executive Officer)

Date: December 20, 2024

By:	/s/ Michael J. Hebert
Michael J. Hebert
Chief Financial Officer and Treasurer
(Principal Financial Officer)

Date: December 20, 2024

Item 12:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.

Item 13:	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 14:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.

Item 15:	Submission of Matters to a Vote of Security Holders.
Not applicable.

Item 16:	Controls and Procedures.
(a)	The principal executive officer and principal financial & accounting officer have concluded as of a date within 90 days of the filing date of this report, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), that the design of such procedures is effective to provide reasonable assurance that material information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17:	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.
Not applicable.

Item 18:	Recovery of Erroneously Awarded Compensation.
Not applicable.

Item 19:	Exhibits.
(a)(1)	The Lord Abbett Family of Funds Sarbanes-Oxley Code of Ethics for the Principal Executive Officer and Senior Financial Officers is attached hereto as part of EX-99.CODEETH.

(a)(2)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(b)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT SECURITIES TRUST

By:	/s/ Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer
(Principal Executive Officer)

Date: December 20, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer
(Principal Executive Officer)

Date: December 20, 2024

By:	/s/ Michael J. Hebert
Michael J. Hebert
Chief Financial Officer and Treasurer
(Principal Financial Officer)

Date: December 20, 2024